UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Report to Stockholders

THRIVENT FINANCIAL®

THRIVENT SERIES FUND, INC.

Semiannual Report
June 30, 2016

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Dear Member:

I am happy to share with you that Thrivent Series Fund has experienced another good year, a year in which we’ve provided you with a broad range of investment solutions. These solutions seek to help you achieve your financial goals, such as paying for college, funding your retirement, or supporting causes in your communities.

Within the Thrivent Series Fund, we launched our Asset Allocation Portfolios on April 30, 2005. As of June 30, 2016, we had about 300,000 subaccount investors, and total assets in the Portfolios exceeded $19 billion.

In addition to our Asset Allocation Portfolios, we offer our Income Plus suite of Portfolios, which are designed to provide investors with an alternative asset allocation option that is more focused on income generation.

In the coming months and years, we plan to offer additional solution-oriented portfolios that can be used as stand-alone investments or in conjunction with our Asset Allocation or Income Plus Portfolios.

As you may be aware, the stock market has been particularly volatile in recent months. While volatility will always play a part in the performance of the stock market, our team of more than 100 investment professionals applies its experience, expertise and dedication in managing our portfolios to help provide you with more reassurance by seeking to mitigate the volatility in your portfolio through active management.

For instance, our Asset Allocation Portfolios employ investment strategies based on quantitative and qualitative analysis of historical data and provide tactical rebalancing based on current market conditions. They are designed to serve as an all-in-one portfolio geared to your tolerance for risk. Our Asset Allocation Portfolios attempt to reduce volatility by spreading assets to several different types of investments, including a variety of stocks, bonds and other debt instruments.

Our vision is to be a resource that investors turn to as they look for tools to help them be wise with money and live generously.

Our dedication to improving your shareholder experience and actively managing your portfolios is a reflection of the message we’ve heard from you—that you value solution-oriented portfolios designed to meet your particular investment goals.

We also recognize that we must continue to assess our Thrivent Series Fund offerings and find new ways to serve you better. At Thrivent Series Fund, we seek to provide innovative investment solutions that stand the test of time.

I look forward to continuing to improve your investment experience in the years ahead as we pursue our mission to help you meet your financial goals.

Sincerely,

David S. Royal

President

Thrivent Series Fund, Inc.

Investing in a variable portfolio involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the portfolios, which investors should read and consider carefully before investing. Prospectuses are available from a Thrivent Financial representative or at Thrivent.com.

Asset Allocation Portfolio risks: Each Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other portfolios in which it invests. The value of each Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolios may incur losses due to incorrect assessments of investments by their investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high- yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave a Portfolio in a worse position than if it had not used these instruments.

Income Plus Portfolio risks: The value of each Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. Each Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high-yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An exchange-traded fund (ETF) is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave a Portfolio in a worse position than if it had not used these instruments.

Asset management services provided by Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

Dear Member:

The first six months of 2016 were characterized by a volatile but positive stock market, historically low interest rates, and a turbulent energy market that sent oil prices to their lowest level since 2003 before slowly rebounding through the final four months of the period.

The most prominent economic event of the period was Brexit—the United Kingdom’s (U.K.) vote to leave the European Union after being a member since 1973. The unexpected result sparked a two-day sell off in the stock market that temporarily wiped out about $3 trillion in investor assets. However, the market recovered most of its lost ground within a week after the Brexit vote.

Economic Review

Gross domestic product (GDP), which is the broadest measure of economic output, grew at a seasonally adjusted annual rate of only 0.8% in the first quarter of 2016 and 1.2% in the second quarter, according to the U.S. Commerce Department.

The sluggish U.S. economy can be attributed to a variety of factors, including declining corporate earnings, a slow recovery in the energy industry, an elevated dollar, sluggish consumer spending, a drop in manufacturing, and a slow global economy. However, China seems to be emerging from its economic weakness after a favorable GDP report in April that estimated its GDP growth at an annualized rate of 6.5%. We’ve also seen some positive movement in the emerging markets.

Although Brexit prompted a brief market disruption, we see this as a long-term issue since completing the mandate could take the U.K. at least two years.

Market Review

Earlier concerns that the Federal Reserve would begin raising interest rates more aggressively have diminished. Because of the slowing economy, the Fed has shown a reluctance to raise rates in 2016, although we may see another small rate hike by the end of the year.

In the stock market, economic uncertainty and low bond yields drove investors to the safety and dividends of utility and telecommunications stocks which, in turn, helped drive up the S&P 500 Utilities Index 23.41% and increased the telecommunications sector 24.85% for the first six months. Energy stocks also rallied as oil prices began moving up from a low of under $27 a barrel on February 11. As prices climbed to around $50 a barrel, the S&P 500 Energy Index climbed 16.1% for the six-month period. (S&P sector indexes reflect the composite performance of the S&P 500 stocks that comprise each of the 10 industrial sector groupings of the S&P 500 Index.)

International stocks experienced a difficult period, as investors remained cautious amidst a sluggish global economy. Through the first six months of 2016, the MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, was down 6.28%.

Most sectors of the bond market generated positive returns as investors moved to the safety of bonds in response to the slowing economy. Barclays 20+ Treasury Index, which tracks the returns of U.S. Treasury bonds with durations of 20 years or more, posted a total return of 15.83% for the six-month period. The Barclays Aggregate Index, which tracks a broad range of investment-grade bonds, generated a total return of 5.31% for the period. But as interest picked up in the bond market, yields for 10-year U.S. Treasuries dropped to the lowest level in four years, ending the six-month period at just 1.46%.

One factor that has been driving investment in the U.S. bond market is the lack of an adequate yield in overseas markets. Aggressive monetary policy by central banks in Europe and Japan has driven many bond yields below zero. In all, more than $10 trillion in government bonds now carry negative interest rates. This extreme policy is intended to stimulate economic growth in Europe and Japan but, in our view, has shown little evidence of success to date.

Our Outlook

Through the second half of 2016, we continue to have modest expectations for the stock market and the economy. We expect GDP growth to be lower this year than it has been over the past few years. The consensus among analysts for GDP growth for this year is 1.5%, according to the Blue Chip Economic Indicators, which is based on a monthly survey of more than 50 leading business economists. But we project GDP growth in a range from 1.0% to 1.5%.

Based on current economic conditions, we are not projecting a recession in the near term, considering that consumer spending is still at a reasonable level and the job market is still improving (slowly); however, we see a rising risk of a recession. Even if the economy does slip into a recession, we would expect it to be fairly modest and short-lived.

As always, thank you for the trust you have placed in our entire team of professionals at Thrivent Financial.

Sincerely,

Russell W. Swansen

Chief Investment Officer

Thrivent Series Fund, Inc.

THRIVENT AGGRESSIVE ALLOCATION PORTFOLIO

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio invests in other Thrivent Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Large Cap	42.5%	Thrivent Partner Worldwide Allocation Portfolio	10.7%
International	19.4%	Thrivent Mid Cap Stock Portfolio	5.4%
Small Cap	15.0%	Thrivent Large Cap Value Portfolio	4.7%
Short-Term Investments	11.0%	Thrivent Large Cap Stock Portfolio	4.0%
Mid Cap	7.1%	Thrivent Small Cap Stock Portfolio	3.3%
Investment Grade Debt	4.3%	Amazon.com, Inc.	1.3%
High Yield	0.7%	Facebook, Inc.	1.1%

Total	100.0%	Thrivent Limited Maturity Bond Portfolio	0.9%
		Thrivent High Yield Portfolio	0.8%
		Alphabet, Inc., Class A	0.8%

		These securities represent 33.0% of the total net assets of the Fund.

THRIVENT MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio invests in other Thrivent Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Large Cap	34.6%	Thrivent Partner Worldwide Allocation Portfolio	8.8%
Investment Grade Debt	17.6%	Thrivent Large Cap Value Portfolio	6.5%
International	14.9%	Thrivent Mid Cap Stock Portfolio	6.0%
Small Cap	10.7%	Thrivent Large Cap Stock Portfolio	5.5%
Short-Term Investments	10.0%	Thrivent Income Portfolio	3.1%
Mid Cap	7.0%	FNMA Conventional 30-Yr.
High Yield	2.6%	Pass Through	1.9%
Floating Rate Debt	2.6%	Thrivent Limited Maturity
	0.0%	Bond Portfolio	1.9%

Total	100.0%	Thrivent Small Cap Stock Portfolio	1.7%
		Thrivent High Yield Portfolio	1.0%
		FNMA Conventional 30-Yr.
		Pass Through	1.0%

		These securities represent 37.4% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

Quoted Portfolio Composition and Top 10 Holdings excludes short-term investments.

The list of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

THRIVENT MODERATE ALLOCATION PORTFOLIO

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio invests in other Thrivent Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Investment Grade Debt	33.0%	Thrivent Income Portfolio	6.0%
Large Cap	23.6%	Thrivent Partner Worldwide Allocation Portfolio	5.6%
Short-Term Investments	12.1%	Thrivent Large Cap Value Portfolio	5.0%
International	10.8%	Thrivent Limited Maturity
Small Cap	7.3%	Bond Portfolio	3.5%
Mid Cap	4.7%	Thrivent Large Cap Stock Portfolio	2.9%
High Yield	4.5%	Thrivent Mid Cap Stock Portfolio	2.8%
Floating Rate Debt	4.0%	FNMA Conventional 30-Yr.
	0.0%	Pass Through	2.6%

Total	100.0%	FNMA Conventional 30-Yr.
		Pass Through	2.0%
		Thrivent High Yield Portfolio	1.8%
		U.S. Treasury Notes	1.3%

		These securities represent 33.5% of the total net assets of the Fund.

THRIVENT MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio invests in other Thrivent Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Investment Grade Debt	43.7%	Thrivent Income Portfolio	8.2%
Short-Term Investments	17.3%	Thrivent Limited Maturity Bond Portfolio	5.1%
Large Cap	14.7%	FNMA Conventional 30-Yr.
International	6.9%	Pass Through	4.3%
High Yield	6.0%	Thrivent Partner Worldwide Allocation Portfolio	3.4%
Floating Rate Debt	5.9%	Thrivent Large Cap Value Portfolio	3.0%
Small Cap	3.2%	FNMA Conventional 30-Yr.
Mid Cap	2.3%	Pass Through	2.7%

Total	100.0%	Thrivent High Yield Portfolio	2.5%
		U.S. Treasury Notes	1.8%
		U.S. Treasury Bonds	1.6%
		Thrivent Mid Cap Stock Portfolio	1.4%

		These securities represent 34.0% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

Quoted Portfolio Composition and Top 10 Holdings excludes short-term investments.

The list of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

THRIVENT GROWTH AND INCOME PLUS PORTFOLIO

Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, John T. Groton, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Growth and Income Plus Portfolio seeks income plus long-term capital growth.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	63.5%	Financials	21.5%	FNMA Conventional 30-Yr.
Long-Term Fixed Income	18.4%	Consumer Discretionary	13.0%	Pass Through	1.4%
Bank Loans	10.1%	Information Technology	10.3%	Amazon.com, Inc.	1.2%
Short-Term Investments	7.7%	Health Care	7.0%	Comcast Corporation	1.1%
Preferred Stock	0.3%	Consumer Staples	6.8%	Materials Select Sector
Total	100.0%	Industrials	6.0%	SPDR Fund	1.0%
		Energy	5.1%	Merck & Company, Inc.	0.9%
		Telecommunications		Honeywell International, Inc.	0.9%
		Services	4.9%	Visa, Inc.	0.9%
		Foreign Government	4.1%	Simon Property Group, Inc.	0.9%
		Mortgage-Backed Securities	3.7%	AutoZone, Inc.	0.9%
				Abbott Laboratories	0.8%

				These securities represent 10.0% of the total net assets of the Fund.

THRIVENT BALANCED INCOME PLUS PORTFOLIO

John T. Groton, CFA, Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	44.7%	Financials	19.7%	FNMA Conventional 30-Yr.
Long-Term Fixed Income	30.1%	Consumer Discretionary	11.2%	Pass Through	2.3%
Bank Loans	15.1%	Information Technology	8.6%	FNMA Conventional 30-Yr.
Short-Term Investments	8.4%	Consumer Staples	7.9%	Pass Through	1.2%
Preferred Stock	1.7%	Foreign Government	7.6%	Amazon.com, Inc.	0.9%
Total	100.0%	Telecommunications Services	6.3%	Comcast Corporation	0.7%
		Mortgage-Backed Securities	5.5%	Materials Select Sector SPDR Fund	0.7%
		Health Care	4.9%	FNMA Conventional 30-Yr.
		Energy	4.7%	Pass Through	0.7%
		Industrials	4.3%	PowerShares Senior Loan Portfolio	0.6%
				Merck & Company, Inc.	0.6%
				Honeywell International, Inc.	0.6%
				Spectra Energy Corporation	0.6%

				These securities represent 8.9% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT DIVERSIFIED INCOME PLUS PORTFOLIO

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, John T. Groton, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Long-Term Fixed Income	45.1%	Financials	18.5%	Vanguard Short-Term
Common Stock	30.6%	Collateralized Mortgage		Corporate Bond ETF	3.0%
Bank Loans	12.3%	Obligations	11.9%	FNMA Conventional 30-Yr.
Short-Term Investments	9.1%	Consumer Discretionary	8.8%	Pass Through	1.3%
Preferred Stock	2.9%	Consumer Staples	7.5%	Alerian MLP ETF	0.6%
Total	100.0%	Telecommunications		Goldman Sachs Group, Inc.,
		Services	6.6%	Convertible	0.5%
		Information Technology	6.5%	FNMA Conventional 15-Yr.
		Materials	4.8%	Pass Through	0.5%
		Energy	4.4%	Amazon.com, Inc.	0.5%
		Other Mutual Funds		PowerShares Senior Loan Portfolio	0.5%
		Fixed Income	3.8%	FNMA Conventional 30-Yr.
		Asset-Backed Securities	3.6%	Pass Through	0.5%
				Golub Capital BDC, Inc.	0.4%
				Comcast Corporation	0.4%

				These securities represent 8.2% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT OPPORTUNITY INCOME PLUS PORTFOLIO

Gregory R. Anderson, CFA, Michael G. Landreville, CFA and CPA (inactive) and Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, and Kent L. White, CFA, Portfolio Co-Managers

Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.

The Portfolio primarily invests in a broad range of debt securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
Foreign Government	15.0%	FNMA Conventional 30-Yr.
Mortgage-Backed Securities	12.7%	Pass Through	4.3%
Communications Services	10.2%	PowerShares Senior Loan Portfolio	3.6%
Financials	9.6%	FNMA Conventional 30-Yr.
Other Mutual Funds Fixed		Pass Through	2.9%
Income	7.9%	Vanguard Short-Term
Consumer Non-Cyclical	7.0%	Corporate Bond
Consumer Cyclical	6.9%	ETF	2.3%
Collateralized Mortgage		FNMA Conventional 30-Yr.
Obligations	5.6%	Pass Through	1.3%
Technology	4.3%	FNMA Conventional 15-Yr.
Asset-Backed Securities	4.0%	Pass Through	1.2%
		U.S. Treasury Notes	1.0%
		iShares J.P. Morgan USD Emerging
		Markets Bond ETF	0.9%
		U.S. Treasury Notes	0.9%
		FHLM Corporation Gold 15-Yr.
		Pass Through	0.8%

		These securities represent 19.2% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

THRIVENT PARTNER HEALTHCARE PORTFOLIO

Subadvised by Sectoral Asset Management, Inc.

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

The Portfolio primarily invests in healthcare companies, which are subject to numerous risks including legislative or regulatory changes and adverse market conditions. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of any single issuer compared with diversified funds.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	92.2%	Pharmaceuticals	36.0%	Merck & Company, Inc.	5.0%
Short-Term Investments	7.8%	Biotechnology	32.4%	Celgene Corporation	4.9%

Total	100.0%	Health Care Equipment	13.9%	Pfizer, Inc.	4.8%
		Health Care Services	4.4%	Teva Pharmaceutical Industries, Ltd.
		Managed Health Care	2.2%	ADR	4.7%
		Health Care Facilities	2.0%	Gilead Sciences, Inc.	4.7%
		Health Care Supplies	1.6%	Eli Lilly and Company	4.6%
				Shire Pharmaceuticals Group plc ADR	4.5%
				Medtronic plc	4.2%
				BioMarin Pharmaceutical, Inc.	4.2%
				Roche Holding AG-Genusschein	4.1%

				These securities represent 45.7% of the total net assets of the Portfolio.

THRIVENT PARTNER EMERGING MARKETS PORTFOLIO

Subadvised by Aberdeen Asset Managers Limited

Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.

The Portfolio primarily invests in emerging markets equities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

Portfolio Composition		Major Market Sectors		Top 10 Countries
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	92.3%	Financials	34.3%	India	15.8%
Preferred Stock	5.3%	Consumer Staples	15.0%	Hong Kong	11.7%
Short-Term Investments	2.4%	Information Technology	12.5%	Brazil	10.2%
Total	100.0%	Consumer Discretionary	11.6%	Mexico	8.1%
		Energy	7.3%	South Korea	6.4%
		Materials	6.7%	Indonesia	5.5%
		Telecommunications Services	5.1%	Taiwan	5.4%
		Industrials	3.7%	Turkey	4.7%
		Health Care	1.2%	Thailand	4.4%
				Philippines	4.2%

				Investments in securities in these countries represent 76.4% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Holdings, and Top 10 countries are subject to change. The lists of Major Market Sectors, Top 10 Holdings, and Top 10 countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT REAL ESTATE SECURITIES PORTFOLIO

Reginald L. Pfeifer, CFA, Portfolio Manager

Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

The Portfolio focuses on income-producing equity securities of U.S. real estate companies. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. REITs are subject to numerous risks and can be affected by interest rates, the values of the properties they own, and the credit quality of mortgage loans they hold. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	99.4%	Retail REITS	24.6%	Simon Property Group, Inc.	8.7%
Short-Term Investments	0.6%	Specialized REITS	17.4%	Public Storage, Inc.	3.9%
Total	100.0%	Residential REITS	17.0%	AvalonBay Communities,
		Office REITS	13.0%	Inc.	3.4%
		Health Care REITs	9.4%	Equity Residential	3.3%
		Industrial REITS	6.9%	Prologis, Inc.	3.2%
		Diversified REITS	4.7%	Boston Properties, Inc.	3.0%
		Hotel & Resort REITs	4.5%	Welltower, Inc.	3.0%
		Consumer Discretionary	0.9%	Essex Property Trust, Inc.	2.4%
		Mortgage REITS	0.4%	General Growth
				Properties, Inc.	2.3%
				Equinix, Inc.	2.3%
				These securities represent 35.5% of the total net assets of the Portfolio.

THRIVENT SMALL CAP STOCK PORTFOLIO

Matthew D. Finn, CFA, Portfolio Manager and James M. Tinucci, CFA, Associate Portfolio Manager

Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	98.2%	Financials	24.4%	EMCOR Group, Inc.	2.6%
Short-Term Investments	1.8%	Industrials	19.0%	Microsemi Corporation	2.1%
Total	100.0%	Information Technology	17.2%	Hanmi Financial
		Health Care	10.3%	Corporation	2.0%
		Consumer Discretionary	9.3%	Broadridge Financial
		Other Mutual Funds Equity	6.2%	Solutions, Inc.	1.9%
		Energy	4.4%	Curtiss-Wright Corporation	1.9%
		Materials	3.3%	Granite Construction, Inc.	1.9%
		Consumer Staples	2.0%	Primerica, Inc.	1.9%
		Utilities	1.6%	Booz Allen Hamilton
				Holding Corporation	1.7%
				Nutrisystem, Inc.	1.7%
				TransUnion	1.6%
				These securities represent 19.3% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT SMALL CAP INDEX PORTFOLIO

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.

The Portfolio primarily invests in small company common stocks. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	97.3%	Financials	22.4%	Piedmont Natural Gas
Short-Term Investments	2.7%	Industrials	16.8%	Company, Inc.	0.8%
Total	100.0%	Information Technology	15.0%	Spire, Inc.	0.5%
		Consumer Discretionary	13.5%	Blackbaud, Inc.	0.5%
		Health Care	12.4%	Take-Two Interactive
		Materials	5.1%	Software, Inc.	0.5%
		Utilities	4.2%	NorthWestern Corporation	0.5%
		Energy	2.8%	B&G Foods, Inc.	0.5%
		Consumer Staples	2.8%	ALLETE, Inc.	0.5%
		Telecommunications		Healthcare Services
		Services	1.4%	Group, Inc.	0.5%
				NuVasive, Inc.	0.5%
				Avista Corporation	0.4%
				These securities represent 5.2% of the total net assets of the Portfolio.

THRIVENT MID CAP STOCK PORTFOLIO

Brian J. Flanagan, CFA, Portfolio Manager

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	92.7%	Financials	21.5%	NVIDIA Corporation	5.0%
Short-Term Investments	7.3%	Information Technology	19.3%	Applied Materials, Inc.	3.5%
Total	100.0%	Industrials	17.8%	Southwest Airlines
		Health Care	11.2%	Company	3.2%
		Consumer Discretionary	8.1%	C.R. Bard, Inc.	3.0%
		Energy	5.3%	Oshkosh Corporation	3.0%
		Materials	3.8%	Alliance Data Systems
		Consumer Staples	3.8%	Corporation	2.7%
		Utilities	1.9%	Universal Health
				Services, Inc.	2.7%
				Huntington Bancshares,
				Inc.	2.6%
				Zions Bancorporation	2.6%
				Steel Dynamics, Inc.	2.6%
				These securities represent 30.9% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT MID CAP INDEX PORTFOLIO

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

The Portfolio primarily invests in mid-sized company stocks, which often have greater price volatility, lower trading volume, and less liquidity than stocks of larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	96.4%	Financials	25.8%	Mettler-Toledo
Short-Term Investments	3.6%	Information Technology	16.3%	International, Inc.	0.6%
Total	100.0%	Industrials	12.8%	Ingredion, Inc.	0.6%
		Consumer Discretionary	11.1%	Duke Realty Corporation	0.6%
		Health Care	8.7%	ResMed, Inc.	0.6%
		Materials	6.8%	CDK Global, Inc.	0.6%
		Utilities	5.8%	Alleghany Corporation	0.6%
		Consumer Staples	4.5%	Atmos Energy Corporation	0.6%
		Energy	3.5%	Cooper Companies, Inc.	0.5%
		Telecommunications		IDEXX Laboratories, Inc.	0.5%
		Services	0.2%	WhiteWave Foods
				Company	0.5%
				These securities represent 5.7% of the total net assets of the Portfolio.

THRIVENT PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Managed by Thrivent Asset Management, LLC, and subadvisers Principal Global Investors, LLC, Aberdeen Asset Managers Limited and Goldman Sachs Asset Management, L.P.

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

The Portfolio primarily invests in equity and debt securities of issuers throughout the world. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The investment styles employed by the Portfolio’s sub-advisers may not be complementary.

Portfolio Composition		Major Market Sectors		Top 10 Countries
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	87.7%	Financials	20.7%	Japan	17.0%
Long-Term Fixed Income	8.7%	Consumer Discretionary	12.8%	United Kingdom	11.7%
Short-Term Investments	2.4%	Consumer Staples	11.9%	Germany	6.4%
Preferred Stock	1.2%	Industrials	11.4%	Switzerland	5.3%
Total	100.0%	Materials	8.0%	France	5.2%
		Health Care	7.4%	Australia	4.5%
		Information Technology	6.4%	Canada	3.8%
		Energy	5.9%	Hong Kong	3.1%
		Foreign Government	5.8%	India	2.9%
		Telecommunications		Brazil	2.4%
		Services	3.8%
				Investments in securities in these countries represent 62.3% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Holdings and Top 10 Countries are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT PARTNER ALL CAP PORTFOLIO

Subadvised by FIAM LLC*, an affiliate of Fidelity Investments

Thrivent Partner All Cap Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in common stocks. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

*Prior to January 4, 2016, FIAM LLC was known as Pyramis Global Advisors, LLC.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	97.7%	Information Technology	19.2%	Alphabet, Inc., Class A	3.2%
Short-Term Investments	2.3%	Financials	16.7%	Hess Corporation	2.3%
Total	100.0%	Health Care	13.9%	Danaher Corporation	2.2%
		Consumer Discretionary	12.5%	Facebook, Inc.	2.2%
		Industrials	10.2%	Citigroup, Inc.	1.9%
		Consumer Staples	9.4%	Newell Brands, Inc.	1.9%
		Energy	6.6%	Reynolds American, Inc.	1.8%
		Utilities	3.5%	Shire Pharmaceuticals
		Materials	3.1%	Group plc ADR	1.8%
		Telecommunications		Apple, Inc.	1.7%
		Services	2.5%	Amazon.com, Inc.	1.7%
				These securities represent 20.7% of the total net assets of the Portfolio.

THRIVENT LARGE CAP GROWTH PORTFOLIO

Darren M. Bagwell, CFA, Portfolio Manager

Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	87.0%	Information Technology	36.0%	Amazon.com, Inc.	8.2%
Short-Term Investments	13.0%	Consumer Discretionary	25.4%	Facebook, Inc.	7.4%
Total	100.0%	Health Care	15.4%	Visa, Inc.	4.8%
		Industrials	4.8%	Alphabet, Inc., Class A	4.7%
		Consumer Staples	2.8%	Salesforce.com, Inc.	4.2%
		Energy	1.9%	Home Depot, Inc.	4.1%
		Financials	0.7%	AutoZone, Inc.	4.1%
				Allergan plc	3.9%
				Apple, Inc.	3.6%
				Alphabet, Inc., Class C	3.6%
				These securities represent 48.6% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT PARTNER GROWTH STOCK PORTFOLIO

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Growth Stock Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income.

The Portfolio primarily invests in common stocks. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	98.0%	Information Technology	32.0%	Amazon.com, Inc.	8.5%
Short-Term Investments	1.6%	Consumer Discretionary	26.6%	Facebook, Inc.	4.3%
Preferred Stock	0.4%	Health Care	18.5%	Priceline Group, Inc.	4.1%
Total	100.0%	Industrials	8.6%	Alphabet, Inc., Class A	3.4%
		Financials	7.3%	Microsoft Corporation	3.1%
		Consumer Staples	3.7%	Alphabet, Inc., Class C	3.0%
		Materials	1.1%	Apple, Inc.	2.9%
		Telecommunications		Danaher Corporation	2.8%
		Services	0.5%	Visa, Inc.	2.7%
				Bristol-Myers Squibb
				Company	2.6%
				These securities represent 37.4% of the total net assets of the Portfolio.

THRIVENT LARGE CAP VALUE PORTFOLIO

Kurt J. Lauber, CFA, Portfolio Manager

Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	97.5%	Financials	21.0%	Cisco Systems, Inc.	4.6%
Short-Term Investments	2.5%	Information Technology	16.3%	Merck & Company, Inc.	3.9%
Total	100.0%	Health Care	13.9%	PG&E Corporation	3.7%
		Energy	11.5%	Microsoft Corporation	3.5%
		Consumer Discretionary	10.1%	Chevron Corporation	3.4%
		Industrials	9.4%	CVS Health Corporation	3.3%
		Consumer Staples	5.9%	Comcast Corporation	3.2%
		Utilities	3.7%	Citigroup, Inc.	3.2%
		Materials	3.4%	Lowe’s Companies, Inc.	2.8%
		Telecommunications		Marathon Oil
		Services	2.2%	Corporation	2.5%
				These securities represent 34.1% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT LARGE CAP STOCK PORTFOLIO

Darren M. Bagwell, CFA and Kurt J. Lauber, CFA, Portfolio Co-Managers

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	85.7%	Financials	15.0%	Apple, Inc.	3.5%
Short-Term Investments	14.3%	Consumer Discretionary	14.8%	Amazon.com, Inc.	3.0%
Total	100.0%	Information Technology	14.0%	FHLB Discount Notes	2.8%
		Health Care	10.5%	Starbucks Corporation	2.5%
		Energy	8.4%	AutoZone, Inc.	2.4%
		Industrials	7.4%	Merck & Company, Inc.	2.3%
		Consumer Staples	7.2%	PG&E Corporation	2.2%
		Materials	3.7%	Comcast Corporation	2.1%
		Utilities	3.2%	Alphabet, Inc., Class A	2.0%
		Telecommunications		Alphabet, Inc., Class C	2.0%
		Services	1.1%
				These securities represent 24.8% of the total net assets of the Portfolio.

THRIVENT LARGE CAP INDEX PORTFOLIO

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

The Portfolio primarily invests in large company common stocks. Large companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	97.2%	Information Technology	19.2%	Apple, Inc.	2.8%
Short-Term Investments	2.8%	Financials	15.2%	Microsoft Corporation	2.1%
Total	100.0%	Health Care	14.2%	Exxon Mobil Corporation	2.1%
		Consumer Discretionary	12.1%	Johnson & Johnson	1.8%
		Consumer Staples	10.3%	General Electric Company	1.5%
		Industrials	9.8%	Amazon.com, Inc.	1.5%
		Energy	7.2%	Berkshire Hathaway, Inc.	1.4%
		Utilities	3.6%	AT&T, Inc.	1.4%
		Telecommunications		Facebook, Inc.	1.4%
		Services	2.8%	Verizon Communications,
		Materials	2.7%	Inc.	1.2%

				These securities represent 17.2% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT HIGH YIELD PORTFOLIO

Paul J. Ocenasek, CFA, Portfolio Manager

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

The Portfolio primarily invests in high-yield, high-risk bonds, notes, debentures and other debt obligations, or preferred stocks. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Bond prices generally fall as interest rates rise. Leveraged loans are subject to numerous risks, including liquidity, credit, declines in the value of collateral underlying them, and detrimental legal actions against them. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
Communications Services	18.6%	Sprint Communications, Inc.	1.5%
Consumer Cyclical	13.8%	Alliance Data Systems
Consumer Non-Cyclical	12.0%	Corporation	0.9%
Energy	11.3%	Neptune Finco Corporation	0.9%
Financials	9.3%	Icahn Enterprises, LP	0.9%
Capital Goods	9.2%	Berry Plastics Corporation	0.9%
Technology	7.6%	Denali Borrower, LLC	0.8%
Basic Materials	4.8%	Sprint Corporation	0.8%
Utilities	4.2%	CCO Holdings, LLC	0.8%
Transportation	3.8%	Columbus International, Inc.	0.7%
		Cengage Learning, Inc.	0.7%
		These securities represent 8.9% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

THRIVENT INCOME PORTFOLIO

Stephen D. Lowe, CFA, Portfolio Manager

Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.

The Portfolio primarily invests in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
Financials	28.3%	FNMA Conventional 30-Yr.
Consumer Non-Cyclical	11.4%	Pass Through	1.9%
Communications Services	10.5%	FNMA Conventional 30-Yr.
U.S. Government and Agencies	8.4%	Pass Through	0.9%
Energy	8.2%	U.S. Treasury Bonds	0.8%
Consumer Cyclical	6.2%	U.S. Treasury Bonds	0.8%
Utilities	5.6%	U.S. Treasury Notes	0.7%
Mortgage-Backed Securities	3.7%	U.S. Treasury Notes	0.6%
Technology	3.2%	FHLM Corporation Gold
Transportation	2.6%	30-Yr. Pass Through	0.5%
		U.S. Treasury Notes	0.5%
		U.S. Treasury Notes	0.5%
		U.S. Treasury Notes	0.5%

		These securities represent 7.7% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

THRIVENT BOND INDEX PORTFOLIO

Michael G. Landreville, CFA and CPA (inactive), Portfolio Manager

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays U.S. Aggregate Bond Index.

The Portfolio primarily invests in investment-grade bonds and other debt securities. The value of the Portfolio is influenced by factors impacting the overall market, the debt market in particular, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Collateralized debt obligations are subject to additional risks. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
U.S. Government and Agencies	43.3%	FNMA Conventional 30-Yr.
Mortgage-Backed Securities	25.2%	Pass Through	8.2%
Financials	8.5%	U.S. Treasury Notes	8.1%
Consumer Non-Cyclical	4.1%	FNMA Conventional
Utilities	3.3%	30-Yr. Pass Through	6.5%
Foreign Government	3.0%	U.S. Treasury Notes	6.0%
Consumer Cyclical	2.7%	U.S. Treasury Bonds	5.2%
Energy	1.8%	FNMA Conventional
Asset-Backed Securities	1.4%	30-Yr. Pass Through	5.0%
Technology	1.3%	U.S. Treasury Notes	4.6%
		U.S. Treasury Bonds	2.8%
		FNMA Conventional
		15-Yr. Pass Through	2.6%
		U.S. Treasury Notes	1.9%

		These securities represent 50.9% of the total net assets of the Portfolio.

THRIVENT LIMITED MATURITY BOND PORTFOLIO

Michael G. Landreville, CFA and CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.

The Portfolio primarily invests in investment-grade debt securities. The value of the Portfolio is influenced by factors impacting the overall market, debt securities in particular, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
Financials	19.5%	U.S. Treasury Notes	6.0%
U.S. Government and Agencies	18.3%	U.S. Treasury Bonds, TIPS	2.3%
Asset-Backed Securities	13.7%	U.S. Treasury Notes	1.6%
Collateralized Mortgage		U.S. Treasury Notes	1.5%
Obligations	10.9%	U.S. Treasury Bonds	1.4%
Consumer Non-Cyclical	6.6%	U.S. Treasury Bonds	1.3%
Commercial Mortgage-Backed		U.S. Treasury Bonds, TIPS	1.0%
Securities	4.8%	FHLM Corporation Gold
Communications Services	3.8%	30-Yr. Pass Through	0.9%
Energy	3.5%	FNMA	0.9%
Mortgage-Backed Securities	3.3%	FHLM Corporation Gold
Utilities	2.9%	15-Yr. Pass Through	0.9%
		These securities represent 17.8% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions,Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

THRIVENT MONEY MARKET PORTFOLIO

William D. Stouten, Portfolio Manager

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

The Portfolio invests in high quality, short-term money market instruments. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Credit risk is the risk that an issuer of a debt security may not pay its debt. Low or declining short-term interest rates can negatively impact the Portfolio. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests.

Portfolio Composition (% of Portfolio)
U.S. Government Agency Debt	90.3%
U.S. Treasury Debt	9.7%
Total	100.0%

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company, and retirement plans sponsored by Thrivent Financial for Lutherans. Expenses associated with these variable contracts and retirement plans are not included in these examples and had these costs been included, your costs would have been higher.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period 1/1/2016 - 6/30/2016*	Annualized Expense Ratio
Thrivent Aggressive Allocation Portfolio
Actual	$1,000	$1,007	$2.90	0.58%
Hypothetical**	$1,000	$1,022	$2.92	0.58%
Thrivent Moderately Aggressive Allocation Portfolio
Actual	$1,000	$1,019	$2.37	0.47%
Hypothetical**	$1,000	$1,023	$2.38	0.47%
Thrivent Moderate Allocation Portfolio
Actual	$1,000	$1,030	$2.33	0.46%
Hypothetical**	$1,000	$1,023	$2.32	0.46%
Thrivent Moderately Conservative Allocation Portfolio
Actual	$1,000	$1,040	$2.36	0.47%
Hypothetical**	$1,000	$1,023	$2.34	0.47%
Thrivent Growth and Income Plus Portfolio
Actual	$1,000	$1,025	$4.03	0.80%
Hypothetical**	$1,000	$1,021	$4.02	0.80%
Thrivent Balanced Income Plus Portfolio
Actual	$1,000	$1,033	$3.34	0.66%
Hypothetical**	$1,000	$1,022	$3.32	0.66%
Thrivent Diversified Income Plus Portfolio
Actual	$1,000	$1,035	$2.44	0.48%
Hypothetical**	$1,000	$1,022	$2.42	0.48%
Thrivent Opportunity Income Plus Portfolio
Actual	$1,000	$1,046	$3.60	0.71%
Hypothetical**	$1,000	$1,021	$3.56	0.71%
Thrivent Partner Healthcare Portfolio
Actual	$1,000	$921	$4.45	0.93%
Hypothetical**	$1,000	$1,020	$4.68	0.93%

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period 1/1/2016 - 6/30/2016*	Annualized Expense Ratio
Thrivent Partner Emerging Markets Equity Portfolio
Actual	$1,000	$1,123	$7.20	1.36%
Hypothetical**	$1,000	$1,018	$6.84	1.36%
Thrivent Real Estate Securities Portfolio
Actual	$1,000	$1,120	$4.80	0.91%
Hypothetical**	$1,000	$1,020	$4.58	0.91%
Thrivent Small Cap Stock Portfolio
Actual	$1,000	$1,048	$3.76	0.74%
Hypothetical**	$1,000	$1,021	$3.71	0.74%
Thrivent Small Cap Index Portfolio
Actual	$1,000	$1,060	$1.48	0.29%
Hypothetical**	$1,000	$1,023	$1.46	0.29%
Thrivent Mid Cap Stock Portfolio
Actual	$1,000	$1,060	$3.53	0.69%
Hypothetical**	$1,000	$1,021	$3.46	0.69%
Thrivent Mid Cap Index Portfolio
Actual	$1,000	$1,078	$1.61	0.31%
Hypothetical**	$1,000	$1,023	$1.57	0.31%
Thrivent Partner Worldwide Allocation Portfolio
Actual	$1,000	$997	$4.59	0.93%
Hypothetical**	$1,000	$1,020	$4.65	0.93%
Thrivent Partner All Cap Portfolio
Actual	$1,000	$986	$4.36	0.88%
Hypothetical**	$1,000	$1,020	$4.43	0.88%
Thrivent Large Cap Growth Portfolio
Actual	$1,000	$931	$2.10	0.44%
Hypothetical**	$1,000	$1,023	$2.20	0.44%
Thrivent Partner Growth Stock Portfolio
Actual	$1,000	$939	$4.01	0.83%
Hypothetical**	$1,000	$1,021	$4.18	0.83%
Thrivent Large Cap Value Portfolio
Actual	$1,000	$1,031	$3.23	0.64%
Hypothetical**	$1,000	$1,022	$3.21	0.64%
Thrivent Large Cap Stock Portfolio
Actual	$1,000	$974	$3.29	0.67%
Hypothetical**	$1,000	$1,022	$3.37	0.67%
Thrivent Large Cap Index Portfolio
Actual	$1,000	$1,037	$1.29	0.26%
Hypothetical**	$1,000	$1,024	$1.29	0.26%
Thrivent High Yield Portfolio
Actual	$1,000	$1,066	$2.30	0.45%
Hypothetical**	$1,000	$1,023	$2.25	0.45%
Thrivent Income Portfolio
Actual	$1,000	$1,069	$2.25	0.44%
Hypothetical**	$1,000	$1,023	$2.20	0.44%
Thrivent Bond Index Portfolio
Actual	$1,000	$1,049	$2.36	0.46%
Hypothetical**	$1,000	$1,023	$2.33	0.46%
Thrivent Limited Maturity Bond Portfolio
Actual	$1,000	$1,020	$2.24	0.45%
Hypothetical**	$1,000	$1,023	$2.24	0.45%

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period 1/1/2016 - 6/30/2016*	Annualized Expense Ratio
Thrivent Money Market Portfolio
Actual	$1,000	$1,000	$2.13	0.43%
Hypothetical**	$1,000	$1,023	$2.16	0.43%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value	% of Net Assets
Consumer Discretionary (8.9%)
17,946	Amazon.com, Inc.[a]	$12,842,517	1.3%
7,690	AutoZone, Inc.[a]	6,104,630	0.6%
83,238	Comcast Corporation	5,426,285	0.6%
47,740	Home Depot, Inc.	6,095,921	0.6%
45,160	NIKE, Inc.	2,492,832	0.3%
89,500	Starbucks Corporation	5,112,240	0.5%
	Other Securities^	49,926,225	5.0%

	Total	88,000,650

Consumer Staples (2.3%)
49,610	CVS Health Corporation	4,749,661	0.5%
61,490	WhiteWave Foods Company[a]	2,886,341	0.3%
	Other Securities^	15,298,376	1.5%

	Total	22,934,378

Energy (7.2%)
81,023	Baker Hughes, Inc.	3,656,568	0.4%
90,950	Canadian Natural Resources, Ltd.	2,803,989	0.3%
60,330	Chevron Corporation	6,324,394	0.7%
25,597	Concho Resources, Inc.[a]	3,052,954	0.3%
64,102	EOG Resources, Inc.	5,347,389	0.6%
67,881	EQT Corporation	5,256,026	0.5%
27,960	Exxon Mobil Corporation	2,620,970	0.3%
188,978	Marathon Oil Corporation	2,836,560	0.3%
105,320	Marathon Petroleum Corporation	3,997,947	0.4%
50,335	Royal Dutch Shell plc ADR	2,779,499	0.3%
65,908	Schlumberger, Ltd.	5,212,005	0.5%
146,780	Suncor Energy, Inc. ADR	4,070,209	0.4%
368,835	WPX Energy, Inc.[a]	3,433,854	0.4%
	Other Securities^	19,562,411	1.8%

	Total	70,954,775

Financials (6.2%)
	Other Securities^	61,282,511	6.2%

	Total	61,282,511

Health Care (7.6%)
23,151	Alexion Pharmaceuticals, Inc.[a]	2,703,111	0.3%
25,184	Allergan plc[a]	5,819,771	0.6%
37,690	Celgene Corporation[a]	3,717,365	0.4%
63,158	Gilead Sciences, Inc.	5,268,640	0.5%
40,263	NuVasive, Inc.[a]	2,404,506	0.2%
19,817	Teleflex, Inc.	3,513,752	0.4%
35,766	Vertex Pharmaceuticals, Inc.[a]	3,076,591	0.3%
	Other Securities^	48,337,790	4.9%

	Total	74,841,526

Industrials (6.1%)
25,034	3M Company	4,383,954	0.5%
101,590	Delta Air Lines, Inc.	3,700,924	0.4%
61,221	Southwest Airlines Company	2,400,475	0.3%
	Other Securities^	49,840,903	4.9%

	Total	60,326,256

Information Technology (12.8%)
11,143	Alphabet, Inc., Class Aa	7,839,435	0.8%
7,997	Alphabet, Inc., Class Ca	5,534,724	0.6%
70,034	Apple, Inc.	6,695,250	0.7%
97,100	Facebook, Inc.[a]	11,096,588	1.1%
41,202	Guidewire Software, Inc.[a]	2,544,636	0.3%
91,110	Microsoft Corporation	4,662,099	0.5%
53,229	NVIDIA Corporation	2,502,295	0.3%
136,424	PayPal Holdings, Inc.[a]	4,980,840	0.5%
96,090	Salesforce.com, Inc.[a]	7,630,507	0.8%
94,580	Visa, Inc.	7,014,999	0.7%
81,990	Xilinx, Inc.	3,782,199	0.4%
	Other Securities^	61,882,907	6.1%

	Total	126,166,479

Materials (2.4%)
	Other Securities^	23,055,104	2.4%

	Total	23,055,104

Telecommunications Services (0.4%)
	Other Securities^	3,427,016	0.4%

	Total	3,427,016

Utilities (1.0%)
	Other Securities^	9,384,809	1.0%

	Total	9,384,809

	Total Common Stock (cost $480,535,020)	540,373,504

	Registered Investment Companies (31.6%)
Affiliated Equity Holdings (28.1%)
3,495,736	Thrivent Large Cap Stock Portfolio	39,073,241	4.0%
3,170,544	Thrivent Large Cap Value Portfolio	46,868,245	4.7%
3,352,705	Thrivent Mid Cap Stock Portfolio	52,700,829	5.4%
12,044,477	Thrivent Partner Worldwide Allocation Portfolio	105,601,156	10.7%
2,105,112	Thrivent Small Cap Stock Portfolio	32,388,197	3.3%

	Total	276,631,668

Affiliated Fixed Income Holdings (2.2%)
1,719,318	Thrivent High Yield Portfolio	7,976,259	0.8%
460,409	Thrivent Income Portfolio	4,750,733	0.5%
930,335	Thrivent Limited Maturity Bond Portfolio	9,132,630	0.9%

	Total	21,859,622

Equity Funds/ETFs (1.3%)
26,765	iShares Russell 2000 Growth Index Fund	3,671,623	0.4%
22,552	SPDR S&P 500 ETF Trust	4,725,320	0.5%
	Other Securities^	4,146,048	0.4%

	Total	12,542,991

	Total Registered Investment Companies (cost $321,428,387)	311,034,281

Principal Amount	Long-Term Fixed Income (2.9%)
Asset-Backed Securities (<0.1%)
	Other Securities^	425,556	<0.1%

	Total	425,556

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (2.9%)	Value	% of Net Assets
Collateralized Mortgage Obligations (<0.1%)
	Other Securities^	$246,086	<0.1%

	Total	246,086

Mortgage-Backed Securities (1.3%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
$ 900,000	2.500%, 7/1/2031[b]	931,130	0.1%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
5,975,000	3.500%, 7/1/2046[b]	6,304,558	0.6%
3,400,000	4.000% - 4.500%,
	7/1/2046[b]	3,675,893	0.4%
	Other Securities^	1,854,419	0.2%

	Total	12,766,000

U.S. Government and Agencies (1.6%)
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	226,124	<0.1%
	U.S. Treasury Bonds
2,800,000	3.625%, 2/15/2044	3,610,250	0.4%
	U.S. Treasury Bonds, TIPS
1,308,814	0.625%, 1/15/2026	1,378,226	0.1%
	U.S. Treasury Notes
3,425,000	1.875%, 6/30/2020	3,556,112	0.4%
7,015,000	0.750% - 2.250%,
	11/15/2017 - 11/15/2024	7,213,467	0.7%

	Total	15,984,179

	Total Long-Term Fixed Income (cost $28,323,257)	29,421,821

Shares or Principal Amount	Short-Term Investments (11.8%)[c]
	Federal Home Loan Bank Discount Notes
6,000,000	0.338%, 7/20/2016[d]	5,999,460	0.6%
3,200,000	0.335%, 7/29/2016[d]	3,199,578	0.4%
2,100,000	0.345% - 0.380%,
	7/22/2016 - 9/21/2016[d]	2,099,738	0.2%
	U.S. Treasury Notes
3,000,000	0.625%, 8/15/2016	3,001,425	0.3%
	Federal National Mortgage Association Discount Notes
1,000,000	0.400%, 7/25/2016[d]	999,887	0.1%
	Thrivent Core Short-Term Reserve Fund
10,051,674	0.580%	100,516,739	10.2%

	Total Short-Term Investments (cost $115,815,308)	115,816,827

	Total Investments (cost $946,101,972) 101.2%	$996,646,433

	Other Assets and Liabilities, Net (1.2%)	(12,232,032)

	Total Net Assets 100.0%	$984,414,401

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$101,827,463
Gross unrealized depreciation	(55,088,966)

Net unrealized appreciation (depreciation)	$46,738,497

Cost for federal income tax purposes	$949,907,936

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	88,000,650	86,615,297	1,385,353	—
Consumer Staples	22,934,378	22,084,316	850,062	—
Energy	70,954,775	70,370,961	583,814	—
Financials	61,282,511	58,816,755	2,465,756	—
Health Care	74,841,526	73,978,066	863,460	—
Industrials	60,326,256	59,378,162	948,094	—
Information Technology	126,166,479	125,901,387	265,092	—
Materials	23,055,104	22,430,034	625,070	—
Telecommunications Services	3,427,016	3,088,540	338,476	—
Utilities	9,384,809	9,061,596	323,213	—
Registered Investment Companies
Affiliated Equity Holdings	276,631,668	276,631,668	—	—
Equity Funds/ETFs	12,542,991	12,542,991	—	—
Affiliated Fixed Income Holdings	21,859,622	21,859,622	—	—
Long-Term Fixed Income
Asset-Backed Securities	425,556	—	425,556	—
Collateralized Mortgage Obligations	246,086	—	246,086	—
Mortgage-Backed Securities	12,766,000	—	12,766,000	—
U.S. Government and Agencies	15,984,179	—	15,984,179	—
Short-Term Investments	15,300,088	—	15,300,088	—

Subtotal Investments in Securities	$896,129,694	$842,759,395	$53,370,299	$—

Other Investments*	Total
Short-Term Investments	100,516,739

Subtotal Other Investments	$100,516,739

Total Investments at Value	$996,646,433

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,453,526	2,453,526	—	—

Total Asset Derivatives	$2,453,526	$2,453,526	$—	$—

Liability Derivatives
Futures Contracts	1,741,844	1,741,844	—	—

Total Liability Derivatives	$1,741,844	$1,741,844	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $10,598,832 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	10	September 2016	$1,295,188	$1,329,843	$34,655
CBOT 2-Yr. U.S. Treasury Note	(11)	September 2016	(2,402,091)	(2,412,609)	(10,518)
CBOT 5-Yr. U.S. Treasury Note	26	September 2016	3,135,034	3,176,266	41,232
CBOT U.S. Long Bond	(7)	September 2016	(1,141,524)	(1,206,406)	(64,882)
CME E-mini S&P Mid-Cap 400 Index	(657)	September 2016	(98,709,980)	(98,090,101)	619,879
CME S&P 500 Index	163	September 2016	85,783,501	85,175,650	(607,851)
CME Ultra Long Term U.S. Treasury Bond	8	September 2016	1,396,776	1,491,000	94,224
Eurex Euro STOXX 50 Index	1,745	September 2016	54,613,684	55,771,834	1,158,150
ICE mini MSCI EAFE Index	418	September 2016	34,816,273	33,757,680	(1,058,593)
NYBOT NYF mini Russell 2000 Index	(187)	September 2016	(21,961,766)	(21,456,380)	505,386
Total Futures Contracts					$711,682

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$170,111
Total Interest Rate Contracts		170,111
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,283,415
Total Equity Contracts		2,283,415

Total Asset Derivatives		$2,453,526

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	75,400
Total Interest Rate Contracts		75,400
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,666,444
Total Equity Contracts		1,666,444

Total Liability Derivatives		$1,741,844

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(7,294,721)
Total Equity Contracts		(7,294,721)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	125,734
Total Interest Rate Contracts		125,734

Total		($7,168,987)

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	89,865
Total Interest Rate Contracts		89,865
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,996,456)
Total Equity Contracts		(1,996,456)

Total		($1,906,591)

The following table presents Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$333,514,627	35.1%
Interest Rate Contracts	9,257,103	1.0

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Opportunity Income Plus	$4,541,113	$43,510	$4,650,239	—	$—	$43,542
Small Cap Stock	30,912,419	1,689,734	—	2,105,112	32,388,197	108,358
Mid Cap Stock	49,700,986	5,786,431	—	3,352,705	52,700,829	204,535
Partner Worldwide Allocation	105,949,793	2,361,195	—	12,044,477	105,601,156	2,361,195
Large Cap Value	45,459,708	3,450,043	—	3,170,544	46,868,245	645,965
Large Cap Stock	40,107,608	502,461	—	3,495,736	39,073,241	502,461
High Yield	7,480,973	219,704	—	1,719,318	7,976,259	219,734
Income	4,443,283	84,332	—	460,409	4,750,733	80,813
Limited Maturity Bond	8,953,804	92,208	—	930,335	9,132,630	92,156
Cash Management Trust- Collateral Investment	—	—	—	—	—	13
Cash Management Trust-Short Term Investment	31,326,929	113,015,313	144,342,242	—	—	64,715
Core Short-Term Reserve Fund	—	114,779,448	14,262,710	10,051,674	100,516,739	49,018
Total Value and Income Earned	$328,876,616				$399,008,029	$4,372,505

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (1.0%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$3,914,579	0.1%

	Total	3,914,579

Capital Goods (<0.1%)
	Other Securities^	798,788	<0.1%

	Total	798,788

Communications Services (0.3%)
	Other Securities^	15,767,669	0.3%

	Total	15,767,669

Consumer Cyclical (0.2%)
	Other Securities^	8,282,679	0.2%

	Total	8,282,679

Consumer Non-Cyclical (0.1%)
	Other Securities^	6,489,356	0.1%

	Total	6,489,356

Energy (0.1%)
	Other Securities^	4,353,381	0.1%

	Total	4,353,381

Financials (0.1%)
	Other Securities^	3,081,610	0.1%

	Total	3,081,610

Technology (0.1%)
	Other Securities^	6,024,801	0.1%

	Total	6,024,801

Transportation (<0.1%)
	Other Securities^	1,852,344	<0.1%

	Total	1,852,344

Utilities (<0.1%)
	Other Securities^	378,631	<0.1%

	Total	378,631

	Total Bank Loans (cost $54,739,054)	50,943,838

Shares	Common Stock (41.3%)
Consumer Discretionary (6.2%)
60,412	Amazon.com, Inc.[a]	43,232,035	0.9%
25,730	AutoZone, Inc.[a]	20,425,503	0.4%
371,656	Comcast Corporation	24,228,255	0.5%
160,330	Home Depot, Inc.	20,472,538	0.4%
300,280	Starbucks Corporation	17,151,994	0.4%
	Other Securities^	184,287,738	3.6%

	Total	309,798,063

Consumer Staples (1.8%)
230,770	CVS Health Corporation	22,093,920	0.4%
	Other Securities^	68,476,244	1.4%

	Total	90,570,164

Energy (5.7%)
350,496	Baker Hughes, Inc.	15,817,885	0.3%
341,150	Canadian Natural Resources, Ltd.	10,517,655	0.2%
285,370	Chevron Corporation	29,915,337	0.6%
91,004	Concho Resources, Inc.[a]	10,854,047	0.2%
255,339	EOG Resources, Inc.	21,300,379	0.4%
276,381	EQT Corporation	21,400,181	0.4%
999,478	Marathon Oil Corporation	15,002,165	0.3%
395,330	Marathon Petroleum Corporation	15,006,727	0.3%
247,270	Schlumberger, Ltd.	19,554,112	0.4%
550,910	Suncor Energy, Inc. ADR	15,276,734	0.3%
1,272,920	WPX Energy, Inc.[a]	11,850,885	0.3%
	Other Securities^	96,490,270	2.0%

	Total	282,986,377

Financials (5.7%)
	Other Securities^	283,237,089	5.7%

	Total	283,237,089

Health Care (5.3%)
84,806	Allergan plc[a]	19,597,819	0.4%
127,040	Celgene Corporation[a]	12,529,955	0.3%
213,305	Gilead Sciences, Inc.	17,793,903	0.4%
299,980	Pfizer, Inc.	10,562,296	0.2%
	Other Securities^	201,691,996	4.0%

	Total	262,175,969

Industrials (4.6%)
84,213	3M Company	14,747,380	0.3%
369,770	Delta Air Lines, Inc.	13,470,721	0.3%
	Other Securities^	203,731,028	4.0%

	Total	231,949,129

Information Technology (8.8%)
38,283	Alphabet, Inc., Class Aa	26,933,239	0.5%
30,727	Alphabet, Inc., Class Ca	21,266,157	0.4%
237,286	Apple, Inc.	22,684,542	0.5%
542,390	Cisco Systems, Inc.	15,561,169	0.3%
326,350	Facebook, Inc.[a]	37,295,278	0.8%
429,900	Microsoft Corporation	21,997,983	0.5%
273,370	Oracle Corporation	11,189,034	0.2%
454,078	PayPal Holdings, Inc.[a]	16,578,388	0.3%
326,230	Salesforce.com, Inc.[a]	25,905,924	0.5%
317,630	Visa, Inc.	23,558,617	0.5%
273,450	Xilinx, Inc.	12,614,248	0.3%
	Other Securities^	203,257,021	4.0%

	Total	438,841,600

Materials (1.9%)
	Other Securities^	96,499,161	1.9%

	Total	96,499,161

Telecommunications Services (0.3%)
	Other Securities^	15,641,260	0.3%

	Total	15,641,260

Utilities (1.0%)
165,070	PG&E Corporation	10,551,274	0.2%
	Other Securities^	38,162,622	0.8%

	Total	48,713,896

	Total Common Stock (cost $1,855,971,141)	2,060,412,708

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (35.8%)	Value	% of Net Assets
Affiliated Equity Holdings (28.5%)
24,752,802	Thrivent Large Cap Stock Portfolio	$276,671,963	5.5%
21,779,551	Thrivent Large Cap Value Portfolio	321,954,037	6.5%
18,902,196	Thrivent Mid Cap Stock Portfolio	297,121,730	6.0%
50,069,595	Thrivent Partner Worldwide Allocation Portfolio	438,990,180	8.8%
5,579,836	Thrivent Small Cap Stock Portfolio	85,848,566	1.7%

	Total	1,420,586,476

Affiliated Fixed Income Holdings (6.0%)
10,570,898	Thrivent High Yield Portfolio	49,040,510	1.0%
14,968,237	Thrivent Income Portfolio	154,449,755	3.1%
9,404,237	Thrivent Limited Maturity Bond Portfolio	92,316,696	1.9%

	Total	295,806,961

Equity Funds/ETFs (0.8%)
103,631	SPDR S&P 500 ETF Trust	21,713,803	0.4%
	Other Securities^	17,526,040	0.4%

	Total	39,239,843

Fixed Income Funds/ETFs (0.5%)
190,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	23,318,700	0.4%
	Other Securities^	3,713,150	0.1%

	Total	27,031,850

	Total Registered Investment Companies (cost $1,705,266,728)	1,782,665,130

Principal Amount	Long-Term Fixed Income (15.6%)

Asset-Backed Securities (0.7%)
	U.S. Small Business Administration
$ 509,816	3.191%, 3/10/2024	537,517	<0.1%
	Other Securities^	30,585,626	0.7%

	Total	31,123,143

Basic Materials (0.1%)
	Other Securities^	4,862,089	0.1%

	Total	4,862,089

Capital Goods (0.3%)
	Other Securities^	16,385,821	0.3%

	Total	16,385,821

Collateralized Mortgage Obligations (0.7%)
	Federal National Mortgage Association
2,747,943	3.500%, 1/25/2033[b]	352,979	<0.1%
	Other Securities^	36,971,870	0.7%

	Total	37,324,849

Commercial Mortgage-Backed Securities (0.4%)
	Federal National Mortgage Association
142,456	1.272%, 1/25/2017	142 482	<0.1%
	Other Securities^	20,518,288	0.4%

	Total	20,660,770

Communications Services (0.8%)
	Other Securities^	36,937,124	0.8%

	Total	36,937,124

Consumer Cyclical (0.5%)
	Other Securities^	22,360,049	0.5%

	Total	22,360,049

Consumer Non-Cyclical (0.8%)
	Other Securities^	38,208,590	0.8%

	Total	38,208,590

Energy (0.4%)
	Other Securities^	20,229,036	0.4%

	Total	20,229,036

Financials (1.3%)
	Other Securities^	64,805,056	1.3%

	Total	64,805,056

Foreign Government (<0.1%)
	Other Securities^	1,307,548	<0.1%

	Total	1,307,548

Mortgage-Backed Securities (4.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
18,800,000	3.000%, 7/1/2031[c]	19,721,640	0.4%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
12,300,000	4.000%, 7/1/2046[c]	13,164,844	0.3%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
18,025,000	2.500%, 7/1/2031[c]	18,648,470	0.4%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
90,325,000	3.500%, 7/1/2046[c]	95,306,984	1.9%
45,000,000	4.000%, 7/1/2046[c]	48,247,146	1.0%
29,989,000	4.500%, 7/1/2046[c]	32,734,712	0.7%
8,666,862	1.735% - 3.500%,
	7/1/2043 - 8/1/2046[c,d]	8,957,711	0.1%

	Total	236,781,507

Technology (0.3%)
	Other Securities^	16,581,022	0.3%

	Total	16,581,022

Transportation (0.1%)
	Other Securities^	4,695,879	0.1%

	Total	4,695,879

U.S. Government and Agencies (4.0%)
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	589,822	<0.1%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value	% of Net Assets
U.S. Government and Agencies (4.0%) - continued
	Tennessee Valley Authority
$ 390,000	5.250%, 9/15/2039	$534,475	<0.1%
	U.S. Treasury Bonds
34,845,000	3.000%, 5/15/2042	40,248,693	0.8%
14,300,000	3.625%, 2/15/2044	18,438,063	0.4%
9,100,000	4.375% - 6.500%,
	11/15/2026 - 5/15/2040	13,144,797	0.3%
	U.S. Treasury Bonds, TIPS
29,785,586	0.625%, 1/15/2026	31,365,235	0.6%
2,485,798	0.125% - 2.375%,
	4/15/2019 - 2/15/2042	2,563,725	<0.1%
	U.S. Treasury Notes
23,030,000	1.875%, 6/30/2020	23,911,611	0.5%
31,970,000	0.750% - 2.250%,
	11/15/2017 - 11/15/2024	32,942,422	0.7%
	U.S. Treasury Notes, TIPS
36,507,190	0.125%, 1/15/2023	36,991,093	0.7%

	Total	200,729,936

Utilities (0.4%)
	Other Securities^	21,368,312	0.4%

	Total	21,368,312

	Total Long-Term Fixed Income (cost $751,357,090)	774,360,731

Shares	Collateral Held for Securities Loaned (1.7%)
85,713,108	Thrivent Cash Management Trust	85,713,108	1.7%

	Total Collateral Held for Securities Loaned (cost $85,713,108)	85,713,108

Shares or Principal Amount	Short-Term Investments (10.9%)[e]
	Federal Home Loan Bank Discount Notes
16,100,000	0.341%, 7/15/2016[f]	16,098,937	0.3%
15,000,000	0.339%, 7/20/2016[f]	14,998,650	0.3%
50,060,000	0.280% - 0.370%,
	7/6/2016 - 9/14/2016[f]	50,053,833	1.1%
	U.S. Treasury Notes
8,000,000	0.625% - 1.000%,
	8/15/2016 - 8/31/2016	8,005,166	0.1%
	Thrivent Core Short-Term Reserve Fund
45,433,383	0.580%	454,333,835	9.1%

	Total Short-Term Investments (cost $543,483,330)	543,490,421

	Total Investments (cost $4,996,530,451) 106.3%	$5,297,585,936

	Other Assets and Liabilities, Net (6.3%)	(313,397,563)

	Total Net Assets 100.0%	$4,984,188,373

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Moderately Aggressive Allocation Portfolio held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $30,935,211 or 0.6% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$7,225,865
Common Stock	77,167,468

Total lending	$84,393,333
Gross amount payable upon return of collateral for securities loaned	$85,713,108

Net amounts due to counterparty	$1,319,775

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$460,206,140
Gross unrealized depreciation	(174,980,366)

Net unrealized appreciation (depreciation)	$285,225,774

Cost for federal income tax purposes	$5,012,360,162

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,914,579	—	3,763,454	151,125
Capital Goods	798,788	—	798,788	—
Communications Services	15,767,669	—	14,454,769	1,312,900
Consumer Cyclical	8,282,679	—	8,282,679	—
Consumer Non-Cyclical	6,489,356	—	6,489,356	—
Energy	4,353,381	—	2,995,456	1,357,925
Financials	3,081,610	—	2,413,641	667,969
Technology	6,024,801	—	6,024,801	—
Transportation	1,852,344	—	1,239,864	612,480
Utilities	378,631	—	378,631	—
Common Stock
Consumer Discretionary	309,798,063	305,050,196	4,747,867	—
Consumer Staples	90,570,164	87,674,890	2,895,274	—
Energy	282,986,377	280,976,962	2,009,415	—
Financials	283,237,089	274,846,902	8,390,187	—
Health Care	262,175,969	259,221,843	2,954,126	—
Industrials	231,949,129	228,611,068	3,338,061	—
Information Technology	438,841,600	437,901,890	939,710	—
Materials	96,499,161	94,348,660	2,150,501	—
Telecommunications Services	15,641,260	14,473,850	1,167,410	—
Utilities	48,713,896	47,623,432	1,090,464	—
Registered Investment Companies
Affiliated Equity Holdings	1,420,586,476	1,420,586,476	—	—
Affiliated Fixed Income Holdings	295,806,961	295,806,961	—	—
Fixed Income Funds/ETFs	27,031,850	27,031,850	—	—
Equity Funds/ETFs	39,239,843	39,239,843	—	—
Long-Term Fixed Income
Asset-Backed Securities	31,123,143	—	31,123,143	—
Basic Materials	4,862,089	—	4,862,089	—
Capital Goods	16,385,821	—	16,385,821	—
Collateralized Mortgage Obligations	37,324,849	—	37,324,849	—
Commercial Mortgage-Backed Securities	20,660,770	—	20,660,770	—
Communications Services	36,937,124	—	36,937,124	—
Consumer Cyclical	22,360,049	—	22,360,049	—
Consumer Non-Cyclical	38,208,590	—	38,208,590	—
Energy	20,229,036	—	20,229,036	—
Financials	64,805,056	—	64,805,056	—
Foreign Government	1,307,548	—	1,307,548	—
Mortgage-Backed Securities	236,781,507	—	236,781,507	—
Technology	16,581,022	—	16,581,022	—
Transportation	4,695,879	—	4,695,879	—
U.S. Government and Agencies	200,729,936	—	200,729,936	—
Utilities	21,368,312	—	21,368,312	—
Short-Term Investments	89,156,586	—	89,156,586	—

Subtotal Investments in Securities	$4,757,538,993	$3,813,394,823	$940,041,771	$4,102,399

Other Investments*	Total
Short-Term Investments	454,333,835
Collateral Held for Securities Loaned	85,713,108

Subtotal Other Investments	$540,046,943

Total Investments at Value	$5,297,585,936

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,661,654	9,661,654	—	—

Total Asset Derivatives	$9,661,654	$9,661,654	$—	$—

Liability Derivatives
Futures Contracts	5,345,974	5,345,974	—	—

Total Liability Derivatives	$5,345,974	$5,345,974	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $42,595,159 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(190)	September 2016	($24,574,705)	($25,267,033)	($692,328)
CBOT 2-Yr. U.S. Treasury Note	36	September 2016	7,843,047	7,895,812	52,765
CBOT 5-Yr. U.S. Treasury Note	876	September 2016	105,184,307	107,015,716	1,831,409
CBOT U.S. Long Bond	5	September 2016	814,352	861,719	47,367
CME E-mini S&P Mid-Cap 400 Index	(2,228)	September 2016	(334,742,308)	(332,640,400)	2,101,908
CME S&P 500 Index	302	September 2016	158,936,303	157,810,100	(1,126,203)
CME Ultra Long Term U.S. Treasury Bond	(13)	September 2016	(2,263,684)	(2,422,875)	(159,191)
Eurex Euro STOXX 50 Index	7,251	September 2016	230,485,747	235,297,767	4,812,020
ICE mini MSCI EAFE Index	1,330	September 2016	110,779,052	107,410,800	(3,368,252)
NYBOT NYF mini Russell 2000 Index	(302)	September 2016	(35,467,665)	(34,651,480)	816,185
Total Futures Contracts					$4,315,680

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,931,541
Total Interest Rate Contracts		1,931,541
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	7,730,113
Total Equity Contracts		7,730,113

Total Asset Derivatives		$9,661,654

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	851,519
Total Interest Rate Contracts		851,519
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,494,455
Total Equity Contracts		4,494,455

Total Liability Derivatives		$5,345,974

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(29,993,528)
Total Equity Contracts		(29,993,528)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,193,732
Total Interest Rate Contracts		3,193,732

Total		($26,799,796)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,146,313
Total Interest Rate Contracts		1,146,313
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(6,202,196)
Total Equity Contracts		(6,202,196)

Total		($5,055,883)

The following table presents Moderately Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$1,049,502,206	21.8%
Interest Rate Contracts	161,391,494	3.3

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Small Cap Stock	$81,936,849	$4,478,831	$—	5,579,836	$85,848,566	$287,214
Mid Cap Stock	280,208,930	32,623,289	—	18,902,196	297,121,730	1,153,148
Partner Worldwide Allocation	440,439,482	9,815,624	—	50,069,595	438,990,180	9,815,624
Large Cap Value	312,278,320	23,699,525	—	21,779,551	321,954,037	4,437,355
Large Cap Stock	283,996,164	3,557,857	—	24,752,802	276,671,963	3,557,857
High Yield	45,995,339	1,350,810	—	10,570,898	49,040,510	1,350,995
Income	144,454,320	2,741,706	—	14,968,237	154,449,755	2,627,301
Limited Maturity Bond	90,509,050	932,084	—	9,404,237	92,316,696	931,550
Cash Management Trust-Collateral Investment	80,456,520	400,359,491	395,102,903	85,713,108	85,713,108	338,653
Cash Management Trust-Short Term Investment	108,913,011	536,100,515	645,013,526	—	—	281,952
Core Short-Term Reserve Fund	—	553,961,885	99,628,050	45,433,384	454,333,835	260,023
Total Value and Income Earned	$1,869,187,985				$2,256,440,380	$25,041,672

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (1.9%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$12,969,915	0.1%

	Total	12,969,915

Capital Goods (<0.1%)
	Other Securities^	2,777,783	<0.1%

	Total	2,777,783

Communications Services (0.5%)
	Other Securities^	42,964,827	0.5%

	Total	42,964,827

Consumer Cyclical (0.4%)
	Other Securities^	30,920,156	0.4%

	Total	30,920,156

Consumer Non-Cyclical (0.3%)
	Other Securities^	23,256,422	0.3%

	Total	23,256,422

Energy (0.2%)
	Other Securities^	17,845,780	0.2%

	Total	17,845,780

Financials (0.1%)
	Other Securities^	10,446,231	0.1%

	Total	10,446,231

Technology (0.2%)
	Other Securities^	16,745,251	0.2%

	Total	16,745,251

Transportation (0.1%)
	Other Securities^	5,523,142	0.1%

	Total	5,523,142

Utilities (<0.1%)
	Other Securities^	1,365,035	<0.1%

	Total	1,365,035

	Total Bank Loans (cost $181,250,669)	164,814,542

Shares	Common Stock (33.6%)
Consumer Discretionary (4.9%)
82,272	Amazon.com, Inc.[a]	58,875,489	0.7%
34,970	AutoZone, Inc.[a]	27,760,585	0.3%
608,994	Comcast Corporation	39,700,319	0.5%
217,550	Home Depot, Inc.	27,778,960	0.3%
407,710	Starbucks Corporation	23,288,395	0.3%
	Other Securities^	260,590,377	2.8%

	Total	437,994,125

Consumer Staples (1.6%)
383,350	CVS Health Corporation	36,701,929	0.4%
	Other Securities^	102,554,910	1.2%

	Total	139,256,839

Energy (4.4%)
507,930	Baker Hughes, Inc.	22,922,881	0.3%
433,310	Chevron Corporation	45,423,887	0.5%
356,084	EOG Resources, Inc.	29,704,527	0.3%
389,801	EQT Corporation	30,182,291	0.4%
1,624,711	Marathon Oil Corporation	24,386,912	0.3%
311,575	Schlumberger, Ltd.	24,639,351	0.3%
	Other Securities^	214,878,964	2.3%

	Total	392,138,813

Financials (5.0%)
	Other Securities^	441,908,433	5.0%

	Total	441,908,433

Health Care (4.2%)
115,168	Allergan plc[a]	26,614,173	0.3%
290,141	Gilead Sciences, Inc.	24,203,562	0.3%
348,720	Merck & Company, Inc.	20,089,759	0.2%
	Other Securities^	303,567,499	3.4%

	Total	374,474,993

Industrials (3.8%)
114,297	3M Company	20,015,691	0.2%
	Other Securities^	312,993,557	3.6%

	Total	333,009,248

Information Technology (6.9%)
52,074	Alphabet, Inc., Class Aa	36,635,621	0.4%
45,659	Alphabet, Inc., Class Ca	31,600,594	0.4%
323,239	Apple, Inc.	30,901,648	0.4%
1,068,680	Cisco Systems, Inc.	30,660,429	0.4%
443,000	Facebook, Inc.[a]	50,626,040	0.6%
719,530	Microsoft Corporation	36,818,350	0.4%
487,950	Oracle Corporation	19,971,793	0.2%
630,754	PayPal Holdings, Inc.[a]	23,028,829	0.3%
444,260	Salesforce.com, Inc.[a]	35,278,687	0.4%
431,130	Visa, Inc.	31,976,912	0.4%
	Other Securities^	286,732,333	3.0%

	Total	614,231,236

Materials (1.6%)
	Other Securities^	137,546,562	1.6%

	Total	137,546,562

Telecommunications Services (0.3%)
	Other Securities^	27,625,541	0.3%

	Total	27,625,541

Utilities (0.9%)
341,730	PG&E Corporation	21,843,382	0.3%
	Other Securities^	55,571,635	0.6%

	Total	77,415,017

	Total Common Stock (cost $2,720,524,932)	2,975,600,807

Shares	Registered Investment Companies (29.6%)
Affiliated Equity Holdings (17.1%)
22,936,793	Thrivent Large Cap Stock Portfolio	256,373,714	2.9%
30,302,240	Thrivent Large Cap Value Portfolio	447,939,834	5.0%
15,614,280	Thrivent Mid Cap Stock Portfolio	245,439,300	2.8%
57,080,403	Thrivent Partner Worldwide Allocation Portfolio	500,458,141	5.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (29.6%)	Value	% of Net Assets
Affiliated Equity Holdings (17.1%) - continued
4,432,127	Thrivent Small Cap Stock Portfolio	$68,190,492	0.8%

	Total	1,518,401,481

Affiliated Fixed Income Holdings (11.3%)
34,480,515	Thrivent High Yield Portfolio	159,962,007	1.8%
50,957,750	Thrivent Income Portfolio	525,807,548	6.0%
31,436,113	Thrivent Limited Maturity Bond Portfolio	308,592,603	3.5%

	Total	994,362,158

Equity Funds/ETFs (0.5%)
126,504	SPDR S&P 500 ETF Trust	26,506,383	0.3%
	Other Securities^	14,962,051	0.2%

	Total	41,468,434

Fixed Income Funds/ETFs (0.7%)
411,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	50,552,487	0.6%
	Other Securities^	13,049,070	0.1%

	Total	63,601,557

	Total Registered Investment Companies (cost $2,492,589,387)	2,617,833,630

Principal Amount	Long-Term Fixed Income (29.6%)
Asset-Backed Securities (1.3%)
	U.S. Small Business Administration
$ 894,414	3.191%, 3/10/2024	943,013	<0.1%
	Other Securities^	115,384,302	1.3%

	Total	116,327,315

Basic Materials (0.1%)
	Other Securities^	10,861,796	0.1%

	Total	10,861,796

Capital Goods (0.6%)
	Other Securities^	53,927,316	0.6%

	Total	53,927,316

Collateralized Mortgage Obligations (1.2%)
	Federal Home Loan Mortgage Corporation
13,853,103	3.000% - 4.000%, 7/15/2031 - 2/15/2033[b]	1,392,362	<0.1%
	Federal National Mortgage Association
9,336,386	3.500%, 1/25/2033[b]	1,199,278	<0.1%
	Other Securities^	107,612,396	1.2%

	Total	110,204,036

Commercial Mortgage-Backed Securities (0.9%)
	Federal National Mortgage Association
323,764	1.272%, 1/25/2017	323,823	<0.1%
	Other Securities^	77,430,183	0.9%

	Total	77,754,006

Communications Services (1.4%)
	Other Securities^	124,617,812	1.4%

	Total	124,617,812

Consumer Cyclical (0.9%)
	Other Securities^	77,596,425	0.9%

	Total	77,596,425

Consumer Non-Cyclical (1.5%)
	Other Securities^	132,301,620	1.5%

	Total	132,301,620

Energy (0.8%)
	Other Securities^	67,231,280	0.8%

	Total	67,231,280

Financials (2.6%)
	Other Securities^	227,534,825	2.6%

	Total	227,534,825

Foreign Government (<0.1%)
	Other Securities^	4,600,314	<0.1%

	Total	4,600,314

Mortgage-Backed Securities (9.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
65,995,000	3.000%, 7/1/2031[c]	69,230,299	0.8%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
48,845,000	4.000%, 7/1/2046[c]	52,279,414	0.6%
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
33,975,000	2.500%, 7/1/2031[c]	35,150,168	0.4%
1,000,000	2.500%, 8/1/2028[c]	1,033,027	<0.1%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
220,250,000	3.500%, 7/1/2046[c]	232,398,153	2.6%
162,432,500	4.000%, 7/1/2046[c]	174,153,434	2.0%
84,494,000	4.500%, 7/1/2046[c]	92,230,042	1.0%
90,500,000	3.500%, 8/1/2046[c]	95,360,836	1.1%
39,956,471	1.735% - 3.000%,
	7/1/2043 - 7/1/2046[c,d]	41,145,974	0.5%

	Total	792,981,347

Technology (0.7%)
	Other Securities^	60,033,288	0.7%

	Total	60,033,288

Transportation (0.2%)
	Other Securities^	20,021,359	0.2%

	Total	20,021,359

U.S. Government and Agencies (7.6%)
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	786,429	<0.1%
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	712,633	<0.1%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value	% of Net Assets
U.S. Government and Agencies (7.6%) - continued
	U.S. Treasury Bonds
$66,460,000	3.000%, 5/15/2042	$76,766,484	0.9%
50,250,000	3.625%, 2/15/2044	64,791,094	0.7%
7,725,000	4.375% - 5.250%,
	11/15/2028 - 5/15/2040	10,918,630	0.1%
	U.S. Treasury Bonds, TIPS
31,381,333	0.625%, 1/15/2026	33,045,610	0.4%
5,623,089	0.125% - 2.375%,
	4/15/2019 - 2/15/2042	5,772,605	0.1%
	U.S. Treasury Notes
65,050,000	0.875%, 11/15/2017	65,319,372	0.7%
25,100,000	0.875%, 3/31/2018	25,222,563	0.3%
112,320,000	1.500%, 10/31/2019	114,934,922	1.3%
38,359,000	1.875%, 6/30/2020	39,827,421	0.4%
76,185,000	1.375%, 9/30/2020	77,568,824	0.9%
68,135,000	2.250%, 11/15/2024	72,680,899	0.8%
50,255,000	0.750% - 2.125%,
	10/15/2018 - 8/15/2022	50,912,589	0.6%
	U.S. Treasury Notes, TIPS
35,139,142	0.125%, 1/15/2023	35,604,911	0.4%

	Total	674,864,986

Utilities (0.8%)
	Other Securities^	71,762,012	0.8%

	Total	71,762,012

	Total Long-Term Fixed Income (cost $2,552,057,163)	2,622,619,737

Shares	Collateral Held for Securities Loaned (1.6%)
139,749,499	Thrivent Cash Management Trust	139,749,499	1.6%

	Total Collateral Held for Securities Loaned (cost $139,749,499)	139,749,499

Shares or Principal Amount	Short-Term Investments (13.8%)[e]
	Federal Home Loan Bank Discount Notes
28,419,000	0.340%, 7/15/2016[f]	28,417,124	0.3%
43,000,000	0.339%, 7/20/2016[f]	42,996,130	0.5%
43,545,000	0.344%, 7/22/2016[f]	43,540,689	0.5%
28,640,000	0.342%, 7/27/2016[f]	28,636,477	0.3%
66,505,000	0.250% - 0.380%,
	7/6/2016 - 9/21/2016[f]	66,494,371	0.8%
	Federal Home Loan Bank
4,000,000	0.250%, 7/13/2016	3,999,932	<0.1%
	Federal Home Loan Mortgage Corporation Discount Notes
14,400,000	0.400%, 7/25/2016[f]	14,398,373	0.2%
	U.S. Treasury Notes
12,000,000	0.500% - 1.000%,
	8/15/2016 - 8/31/2016	12,006,778	0.1%
	Thrivent Core Short-Term Reserve Fund
98,519,186	0.580%	985,191,856	11.1%

	Total Short-Term Investments (cost $1,225,660,347)	1,225,681,730

	Total Investments (cost $9,311,831,997) 110.1%	$9,746,299,945

	Other Assets and Liabilities, Net (10.1%)	(893,937,584)

	Total Net Assets 100.0%	$8,852,362,361

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Moderate Allocation Portfolio held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $110,107,229 or 1.2% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$33,288,736
Common Stock	103,761,861

Total lending	$137,050,597
Gross amount payable upon return of collateral for securities loaned	$139,749,499

Net amounts due to counterparty	$2,698,902

Definitions:

ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$661,435,843
Gross unrealized depreciation	(247,771,582)

Net unrealized appreciation (depreciation)	$413,664,261
Cost for federal income tax purposes	$9,332,635,684

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	12,969,915	—	11,014,718	1,955,197
Capital Goods	2,777,783	—	2,777,783	—
Communications Services	42,964,827	—	36,804,165	6,160,662
Consumer Cyclical	30,920,156	—	30,920,156	—
Consumer Non-Cyclical	23,256,422	—	22,357,366	899,056
Energy	17,845,780	—	11,916,582	5,929,198
Financials	10,446,231	—	9,119,196	1,327,035
Technology	16,745,251	—	16,745,251	—
Transportation	5,523,142	—	2,244,361	3,278,781
Utilities	1,365,035	—	1,365,035	—
Common Stock
Consumer Discretionary	437,994,125	425,296,298	12,697,827	—
Consumer Staples	139,256,839	131,684,775	7,572,064	—
Energy	392,138,813	387,027,094	5,111,719	—
Financials	441,908,433	419,575,801	22,332,632	—
Health Care	374,474,993	366,586,386	7,888,607	—
Industrials	333,009,248	323,749,972	9,259,276	—
Information Technology	614,231,236	611,704,109	2,527,127	—
Materials	137,546,562	131,344,700	6,201,862	—
Telecommunications Services	27,625,541	24,457,893	3,167,648	—
Utilities	77,415,017	74,519,941	2,895,076	—
Long-Term Fixed Income
Asset-Backed Securities	116,327,315	—	116,327,315	—
Basic Materials	10,861,796	—	10,861,796	—
Capital Goods	53,927,316	—	53,927,316	—
Collateralized Mortgage Obligations	110,204,036	—	110,204,036	—
Commercial Mortgage-Backed Securities	77,754,006	—	77,754,006	—
Communications Services	124,617,812	—	124,617,812	—
Consumer Cyclical	77,596,425	—	77,596,425	—
Consumer Non-Cyclical	132,301,620	—	132,301,620	—
Energy	67,231,280	—	67,231,280	—
Financials	227,534,825	—	227,534,825	—
Foreign Government	4,600,314	—	4,600,314	—
Mortgage-Backed Securities	792,981,347	—	792,981,347	—
Technology	60,033,288	—	60,033,288	—
Transportation	20,021,359	—	20,021,359	—
U.S. Government and Agencies	674,864,986	—	674,864,986	—
Utilities	71,762,012	—	71,762,012	—
Registered Investment Companies
Affiliated Fixed Income Holdings	994,362,158	994,362,158	—	—
Affiliated Equity Holdings	1,518,401,481	1,518,401,481	—	—
Fixed Income Funds/ETFs	63,601,557	63,601,557	—	—
Equity Funds/ETFs	41,468,434	41,468,434	—	—
Short-Term Investments	240,489,874	—	240,489,874	—

Subtotal Investments in Securities	$8,621,358,590	$5,513,780,599	$3,088,028,062	$19,549,929

Other Investments*	Total
Short-Term Investments	985,191,856
Collateral Held for Securities Loaned	139,749,499

Subtotal Other Investments	$1,124,941,355

Total Investments at Value	$9,746,299,945

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	20,635,426	20,635,426	—	—

Total Asset Derivatives	$20,635,426	$20,635,426	$—	$—

Liability Derivatives
Futures Contracts	7,906,013	7,906,013	—	—

Total Liability Derivatives	$7,906,013	$7,906,013	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $66,459,239 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	582	September 2016	$75,379,959	$77,396,909	$2,016,950
CBOT 2-Yr. U.S. Treasury Note	(512)	September 2016	(111,518,438)	(112,296,002)	(777,564)
CBOT 5-Yr. U.S. Treasury Note	2,473	September 2016	296,825,633	302,111,720	5,286,087
CBOT U.S. Long Bond	198	September 2016	32,248,347	34,124,062	1,875,715
CME E-mini S&P Mid-Cap 400 Index	(2,238)	September 2016	(336,244,803)	(334,133,400)	2,111,403
CME S&P 500 Index	(83)	September 2016	(43,680,481)	(43,371,650)	308,831
CME Ultra Long Term U.S. Treasury Bond	222	September 2016	38,760,545	41,375,250	2,614,705
Eurex Euro STOXX 50 Index	9,677	September 2016	302,864,249	309,285,984	6,421,735
ICE mini MSCI EAFE Index	2,430	September 2016	202,400,824	196,246,800	(6,154,024)
NYBOT NYF mini Russell 2000 Index	269	September 2016	31,839,486	30,865,061	(974,425)
Total Futures Contracts					$12,729,413

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$11,793,457
Total Interest Rate Contracts		11,793,457
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	8,841,969
Total Equity Contracts		8,841,969

Total Asset Derivatives		$20,635,426

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	777,564
Total Interest Rate Contracts		777,564
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	7,128,449
Total Equity Contracts		7,128,449

Total Liability Derivatives		$7,906,013

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(29,331,637)
Total Equity Contracts		(29,331,637)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	19,535,731
Total Interest Rate Contracts		19,535,731

Total		($9,795,906)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	10,929,235
Total Interest Rate Contracts		10,929,235
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(11,236,152)
Total Equity Contracts		(11,236,152)

Total		($306,917)

The following table presents Moderate Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$1,179,905,906	13.7%
Interest Rate Contracts	763,018,391	8.9

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Small Cap Stock	$65,083,371	$3,557,587	$—	4,432,127	$68,190,492	$228,138
Mid Cap Stock	231,468,373	26,948,676	—	15,614,280	245,439,300	952,565
Partner Worldwide Allocation	502,110,376	11,190,020	—	57,080,403	500,458,141	11,190,020
Large Cap Value	434,477,853	32,973,531	—	30,302,240	447,939,834	6,173,763
Large Cap Stock	263,160,569	3,296,832	—	22,936,793	256,373,714	3,296,832
High Yield	150,029,163	4,406,117	—	34,480,515	159,962,007	4,406,722
Income	491,779,169	9,333,842	—	50,957,750	525,807,548	8,944,363
Limited Maturity Bond	302,550,074	3,115,732	—	31,436,113	308,592,603	3,113,947
Cash Management Trust- Collateral Investment	182,839,267	710,916,932	754,006,700	139,749,499	139,749,499	542,971
Cash Management Trust- Short Term Investment	213,007,058	1,146,526,774	1,359,533,832	—	—	520,263
Core Short-Term Reserve Fund	—	1,183,669,856	198,478,000	98,519,186	985,191,856	560,516
Total Value and Income Earned	$2,836,505,273				$3,637,704,994	$39,930,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.7%)	Value	% of Net Assets
Basic Materials (0.2%)
	Other Securities^	$7,606,499	0.2%

	Total	7,606,499

Capital Goods (0.1%)
	Other Securities^	3,636,226	0.1%

	Total	3,636,226

Communications Services (0.8%)
	Other Securities^	36,975,694	0.8%

	Total	36,975,694

Consumer Cyclical (0.5%)
	Other Securities^	22,713,006	0.5%

	Total	22,713,006

Consumer Non-Cyclical (0.4%)
	Other Securities^	19,498,864	0.4%

	Total	19,498,864

Energy (0.2%)
	Other Securities^	8,312,849	0.2%

	Total	8,312,849

Financials (0.2%)
	Other Securities^	6,866,178	0.2%

	Total	6,866,178

Technology (0.2%)
	Other Securities^	9,808,249	0.2%

	Total	9,808,249

Transportation (0.1%)
	Other Securities^	4,478,747	0.1%

	Total	4,478,747

Utilities (<0.1%)
	Other Securities^	1,102,487	<0.1%

	Total	1,102,487

	Total Bank Loans (cost $127,299,615)	120,998,799

	Long-Term Fixed Income (42.0%)
Asset-Backed Securities (1.8%)
	U.S. Small Business Administration
$ 384,598	3.191%, 3/10/2024	405,495	<0.1%
	Other Securities^	78,681,974	1.8%

	Total	79,087,469

Basic Materials (0.2%)
	Other Securities^	8,401,375	0.2%

	Total	8,401,375

Capital Goods (0.9%)
	Other Securities^	37,815,330	0.9%

	Total	37,815,330

Collateralized Mortgage Obligations (1.6%)
	Federal Home Loan Mortgage Corporation
18,995,396	3.000% - 4.000%,
	4/15/2028 - 2/15/2033[a]	1,909,940	<0.1%
	Federal National Mortgage Association
10,473,590	3.500%, 1/25/2033[a]	1,345,355	<0.1%
	Other Securities^	69,252,906	1.6%

	Total	72,508,201

Commercial Mortgage-Backed Securities (1.2%)
	Federal National Mortgage Association
440,319	1.272%, 1/25/2017	440,400	<0.1%
	Other Securities^	51,608,387	1.2%

	Total	52,048,787

Communications Services (2.0%)
	Other Securities^	86,380,204	2.0%

	Total	86,380,204

Consumer Cyclical (1.3%)
	Other Securities^	57,840,505	1.3%

	Total	57,840,505

Consumer Non-Cyclical (2.1%)
	Other Securities^	91,079,916	2.1%

	Total	91,079,916

Energy (1.1%)
	Other Securities^	48,449,179	1.1%

	Total	48,449,179

Financials (3.5%)
	Other Securities^	155,829,181	3.5%

	Total	155,829,181

Foreign Government (0.1%)
	Other Securities^	3,026,756	0.1%

	Total	3,026,756

Mortgage-Backed Securities (12.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
49,100,000	3.000%, 7/1/2031[b]	51,507,049	1.2%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
33,600,000	4.000%, 7/1/2046[b]	35,962,500	0.8%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
28,325,000	2.500%, 7/1/2031[b]	29,304,739	0.7%
5,000,000	2.500%, 8/1/2028[b]	5,165,134	0.1%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,150,000	3.000%, 7/1/2046[b]	12,608,944	0.3%
180,675,000	3.500%, 7/1/2046[b]	190,640,346	4.3%
112,750,000	4.000%, 7/1/2046[b]	120,885,905	2.7%
54,396,000	4.500%, 7/1/2046[b]	59,376,351	1.4%
52,975,000	3.500%, 8/1/2046[b]	55,820,335	1.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value	% of Net Assets
Mortgage-Backed Securities (12.9%) - continued
$ 5,416,474	1.735%, 7/1/2043[c]	$5,508,545	0.1%

	Total	566,779,848

Technology (0.9%)
	Other Securities^	41,370,591	0.9%

	Total	41,370,591

Transportation (0.3%)
	Other Securities^	14,275,504	0.3%

	Total	14,275,504

U.S. Government and Agencies (10.9%)
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	298,552	<0.1%
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	274,090	<0.1%
	U.S. Treasury Bonds
56,100,000	3.625%, 2/15/2044	72,333,937	1.6%
1,075,000	4.375%, 5/15/2040	1,529,439	<0.1%
	U.S. Treasury Bonds, TIPS
28,159,637	0.625%, 1/15/2026	29,653,055	0.7%
2,575,772	0.125% - 2.375%,
	4/15/2019 - 2/15/2042	2,639,860	0.1%
	U.S. Treasury Notes
21,220,000	0.875%, 11/15/2017	21,307,872	0.5%
23,000,000	0.875%, 3/31/2018	23,112,309	0.5%
9,650,000	0.750%, 2/15/2019	9,668,846	0.2%
10,750,000	1.000%, 3/15/2019	10,841,128	0.2%
41,710,000	1.500%, 10/31/2019	42,681,050	1.0%
59,409,000	1.875%, 6/30/2020	61,683,236	1.4%
79,080,000	1.375%, 9/30/2020	80,516,409	1.8%
10,250,000	1.375%, 5/31/2021	10,434,582	0.2%
41,325,000	2.125%, 6/30/2022	43,572,047	1.0%
10,765,000	1.625%, 8/15/2022	11,039,174	0.3%
49,630,000	2.250%, 11/15/2024	52,941,264	1.2%
	U.S. Treasury Notes, TIPS
7,358,440	0.125%, 1/15/2023	7,455,976	0.2%

	Total	481,982,826

Utilities (1.2%)
	Other Securities^	53,054,648	1.2%

	Total	53,054,648

	Total Long-Term Fixed Income (cost $1,804,176,163)	1,849,930,320

Shares	Registered Investment Companies (26.7%)
Affiliated Equity Holdings (9.1%)
2,586,561	Thrivent Large Cap Stock Portfolio	28,911,030	0.6%
8,818,308	Thrivent Large Cap Value Portfolio	130,355,760	3.0%
3,932,207	Thrivent Mid Cap Stock Portfolio	61,809,966	1.4%
16,955,184	Thrivent Partner Worldwide Allocation Portfolio	148,656,274	3.4%
1,989,819	Thrivent Small Cap Stock Portfolio	30,614,353	0.7%

	Total	400,347,383

Affiliated Fixed Income Holdings (15.8%)
23,896,043	Thrivent High Yield Portfolio	110,858,521	2.5%
34,813,223	Thrivent Income Portfolio	359,220,237	8.2%
22,937,399	Thrivent Limited Maturity Bond Portfolio	225,164,977	5.1%

	Total	695,243,735

Equity Funds/ETFs (0.3%)
5,750	iShares Russell 2000 Growth Index Fund	788,785	<0.1%
8,532	iShares Russell 2000 Index Fund	980,924	0.1%
3,450	iShares Russell 2000 Value Index Fund	335,685	<0.1%
45,158	SPDR S&P 500 ETF Trust	9,461,956	0.2%
	Other Securities^	1,129,697	<0.1%

	Total	12,697,047

Fixed Income Funds/ETFs (1.5%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,638,480	0.2%
471,200	iShares iBoxx $ Investment Grade Corporate Bond ETF	57,830,376	1.3%

	Total	65,468,856

	Total Registered Investment Companies (cost $1,126,153,455)	1,173,757,021

	Common Stock (20.0%)
Consumer Discretionary (2.9%)
26,536	Amazon.com, Inc.[d]	18,989,692	0.5%
11,200	AutoZone, Inc.[d]	8,891,008	0.2%
235,553	Comcast Corporation	15,355,700	0.4%
69,820	Home Depot, Inc.	8,915,316	0.2%
	Other Securities^	75,767,761	1.6%

	Total	127,919,477

Consumer Staples (1.0%)
146,500	CVS Health Corporation	14,025,910	0.3%
	Other Securities^	29,518,586	0.7%

	Total	43,544,496

Energy (2.7%)
152,210	Chevron Corporation	15,956,174	0.4%
116,155	EOG Resources, Inc.	9,689,650	0.2%
127,645	EQT Corporation	9,883,552	0.2%
603,993	Marathon Oil Corporation	9,065,935	0.2%
	Other Securities^	74,313,012	1.7%

	Total	118,908,323

Financials (2.8%)
	Other Securities^	124,335,949	2.8%

	Total	124,335,949

Health Care (2.6%)

157,820	Merck & Company, Inc.	9,092,010	0.2%
	Other Securities^	104,734,931	2.4%

	Total	113,826,941

Industrials (2.1%)

	Other Securities^	91,481,569	2.1%

	Total	91,481,569

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (20.0%)	Value	% of Net Assets
Information Technology (4.2%)
17,159	Alphabet, Inc., Class Ad	$12,071,871	0.3%
15,901	Alphabet, Inc., Class Cd	11,005,082	0.3%
109,694	Apple, Inc.	10,486,746	0.3%
475,670	Cisco Systems, Inc.	13,646,972	0.3%
142,000	Facebook, Inc.[d]	16,227,760	0.4%
276,350	Microsoft Corporation	14,140,829	0.3%
213,880	Oracle Corporation	8,754,108	0.2%
150,210	Salesforce.com, Inc.[d]	11,928,176	0.3%
138,540	Visa, Inc.	10,275,512	0.3%
	Other Securities^	77,139,234	1.5%

	Total	185,676,290

Materials (0.9%)
	Other Securities^	39,403,439	0.9%

	Total	39,403,439

Telecommunications Services (0.2%)
	Other Securities^	8,845,949	0.2%

	Total	8,845,949

Utilities (0.6%)
153,280	PG&E Corporation	9,797,658	0.2%
	Other Securities^	15,168,148	0.4%

	Total	24,965,806

	Total Common Stock (cost $790,413,942)	878,908,239

	Collateral Held for Securities Loaned (0.8%)
37,505,809	Thrivent Cash Management Trust	37,505,809	0.8%

	Total Collateral Held for Securities Loaned (cost $37,505,809)	37,505,809

Shares or Principal Amount	Short-Term Investments (21.2%)[e]
	Federal Home Loan Bank Discount Notes
10,000,000	0.340%, 7/13/2016	9,999,430	0.2%
11,000,000	0.339%, 7/15/2016	10,999,274	0.3%
37,000,000	0.338%, 7/20/2016[f]	36,996,670	0.8%
29,400,000	0.345%, 7/22/2016[f]	29,397,089	0.7%
21,490,000	0.340%, 7/27/2016[f]	21,487,357	0.5%
19,000,000	0.320%, 8/1/2016[f]	18,995,915	0.4%
8,175,000	0.340% - 0.340%,
	7/12/2016 - 7/25/2016	8,174,331	0.2%
	Federal Home Loan Mortgage Corporation Discount Notes
12,750,000	0.400%, 7/25/2016[f]	12,748,559	0.3%
	Federal National Mortgage Association Discount Notes
8,100,000	0.400%, 7/25/2016[f]	8,099,085	0.2%
	U.S. Treasury Notes
14,000,000	0.625% - 1.000%,
	8/15/2016 - 8/31/2016	14,010,748	0.3%
	Thrivent Core Short-Term Reserve Fund
76,086,539	0.580%	$760,865,392	17.3%

	Total Short-Term Investments (cost $931,756,096)	931,773,850

	Total Investments (cost $4,817,305,080) 113.4%	$4,992,874,038

	Other Assets and Liabilities, Net (13.4%)	(588,541,252)

	Total Net Assets 100.0%	$4,404,332,786

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
d	Non-income producing security.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Moderately Conservative Allocation Portfolio held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $68,052,094 or 1.5% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$20,159,388
Common Stock	16,460,207

Total lending	$36,619,595
Gross amount payable upon return of collateral for securities loaned	$37,505,809

Net amounts due to counterparty	$886,214

Definitions:

ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$234,960,054
Gross unrealized depreciation	(65,791,292)

Net unrealized appreciation (depreciation)	$169,168,762

Cost for federal income tax purposes	$4,823,705,276

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,606,499	—	6,719,123	887,376
Capital Goods	3,636,226	—	3,636,226	—
Communications Services	36,975,694	—	34,307,744	2,667,950
Consumer Cyclical	22,713,006	—	22,713,006	—
Consumer Non-Cyclical	19,498,864	—	18,432,770	1,066,094
Energy	8,312,849	—	5,959,005	2,353,844
Financials	6,866,178	—	5,974,984	891,194
Technology	9,808,249	—	9,808,249	—
Transportation	4,478,747	—	3,492,101	986,646
Utilities	1,102,487	—	1,102,487	—
Long-Term Fixed Income
Asset-Backed Securities	79,087,469	—	79,087,469	—
Basic Materials	8,401,375	—	8,401,375	—
Capital Goods	37,815,330	—	37,815,330	—
Collateralized Mortgage Obligations	72,508,201	—	72,508,201	—
Commercial Mortgage-Backed Securities	52,048,787	—	52,048,787	—
Communications Services	86,380,204	—	86,380,204	—
Consumer Cyclical	57,840,505	—	57,840,505	—
Consumer Non-Cyclical	91,079,916	—	91,079,916	—
Energy	48,449,179	—	48,449,179	—
Financials	155,829,181	—	155,829,181	—
Foreign Government	3,026,756	—	3,026,756	—
Mortgage-Backed Securities	566,779,848	—	566,779,848	—
Technology	41,370,591	—	41,370,591	—
Transportation	14,275,504	—	14,275,504	—
U.S. Government and Agencies	481,982,826	—	481,982,826	—
Utilities	53,054,648	—	53,054,648	—
Registered Investment Companies
Affiliated Fixed Income Holdings	695,243,735	695,243,735	—	—
Affiliated Equity Holdings	400,347,383	400,347,383	—	—
Fixed Income Funds/ETFs	65,468,856	65,468,856	—	—
Equity Funds/ETFs	12,697,047	12,697,047	—	—
Common Stock
Consumer Discretionary	127,919,477	127,919,477	—	—
Consumer Staples	43,544,496	43,544,496	—	—
Energy	118,908,323	118,908,323	—	—
Financials	124,335,949	124,335,949	—	—
Health Care	113,826,941	113,826,941	—	—
Industrials	91,481,569	91,481,569	—	—
Information Technology	185,676,290	185,676,290	—	—
Materials	39,403,439	39,403,439	—	—
Telecommunications Services	8,845,949	8,845,949	—	—
Utilities	24,965,806	24,965,806	—	—
Short-Term Investments	170,908,458	—	170,908,458	—

Subtotal Investments in Securities	$4,194,502,837	$2,052,665,260	$2,132,984,473	$8,853,104

Other Investments*	Total
Short-Term Investments	760,865,392
Collateral Held for Securities Loaned	37,505,809

Subtotal Other Investments	$798,371,201

Total Investments at Value	$4,992,874,038

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	11,297,001	11,297,001	—	—

Total Asset Derivatives	$11,297,001	$11,297,001	$—	$—

Liability Derivatives
Futures Contracts	5,019,807	5,019,807	—	—

Total Liability Derivatives	$5,019,807	$5,019,807	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $26,736,899 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	458	September 2016	$59,319,624	$60,906,846	$1,587,222
CBOT 2-Yr. U.S. Treasury Note	(47)	September 2016	(10,237,044)	(10,308,422)	(71,378)
CBOT 5-Yr. U.S. Treasury Note	984	September 2016	118,152,235	120,209,435	2,057,200
CBOT U.S. Long Bond	535	September 2016	87,135,685	92,203,906	5,068,221
CME E-mini S&P Mid-Cap 400 Index	(428)	September 2016	(64,304,158)	(63,900,400)	403,758
CME S&P 500 Index	(51)	September 2016	(26,839,813)	(26,650,050)	189,763
Eurex Euro STOXX 50 Index	3,000	September 2016	93,891,973	95,882,810	1,990,837
ICE mini MSCI EAFE Index	1,532	September 2016	127,604,141	123,724,320	(3,879,821)
NYBOT NYF mini Russell 2000 Index	295	September 2016	34,916,908	33,848,300	(1,068,608)
Total Futures Contracts					$6,277,194

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$8,712,643
Total Interest Rate Contracts		8,712,643
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,584,358
Total Equity Contracts		2,584,358

Total Asset Derivatives		$11,297,001

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	71,378
Total Interest Rate Contracts		71,378
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,948,429
Total Equity Contracts		4,948,429

Total Liability Derivatives		$5,019,807

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(272,157)
Total Equity Contracts		(272,157)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	15,841,790
Total Interest Rate Contracts		15,841,790

Total		$15,569,633

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	8,527,692
Total Interest Rate Contracts		8,527,692
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(6,387,786)
Total Equity Contracts		(6,387,786)

Total		$2,139,906

The following table presents Moderately Conservative Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$390,624,028	9.3%
Interest Rate Contracts	432,591,923	10.3

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Small Cap Stock	$29,219,401	$1,597,191	$—	1,989,819	$30,614,353	$102,423
Mid Cap Stock	58,291,611	6,786,593	—	3,932,207	61,809,966	239,888
Partner Worldwide Allocation	149,147,055	3,323,888	—	16,955,184	148,656,274	3,323,888
Large Cap Value	126,438,164	9,595,685	—	8,818,308	130,355,760	1,796,638
Large Cap Stock	29,676,377	371,781	—	2,586,561	28,911,030	371,781
High Yield	103,974,761	3,053,573	—	23,896,043	110,858,521	3,053,992
Income	335,972,791	6,376,677	—	34,813,223	359,220,237	6,110,593
Limited Maturity Bond	220,756,038	2,273,398	—	22,937,399	225,164,977	2,272,096
Cash Management Trust-Collateral Investment	68,616,520	418,741,837	449,852,548	37,505,809	37,505,809	155,249
Cash Management Trust-Short Term Investment	118,807,605	797,878,522	916,686,127	—	—	360,006
Core Short-Term Reserve Fund	—	899,296,970	138,431,578	76,086,539	760,865,392	436,176
Total Value and Income Earned	$1,240,900,323				$1,893,962,319	$18,222,730

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (10.5%)	Value	% of Net Assets
Basic Materials (0.5%)
	Other Securities^	$405,206	0.5%

	Total	405,206

Capital Goods (0.3%)

	Other Securities^	243,793	0.3%

	Total	243,793

Communications Services (2.9%)

	Other Securities^	2,359,139	2.9%

	Total	2,359,139

Consumer Cyclical (2.1%)

	Other Securities^	1,732,645	2.1%

	Total	1,732,645

Consumer Non-Cyclical (1.7%)

	Other Securities^	1,363,765	1.7%

	Total	1,363,765

Energy (0.6%)
	Other Securities^	520,974	0.6%

	Total	520,974

Financials (0.6%)

	Other Securities^	469,350	0.6%

	Total	469,350

Technology (1.1%)

	Other Securities^	900,628	1.1%

	Total	900,628

Transportation (0.5%)

	Other Securities^	400,532	0.5%

	Total	400,532

Utilities (0.2%)
	Other Securities^	140,676	0.2%

	Total	140,676

	Total Bank Loans (cost $8,896,967)	8,536,708

Shares	Common Stock (61.7%)

Consumer Discretionary (9.8%)
1,400	Amazon.com, Inc.[a]	1,001,868	1.2%
870	AutoZone, Inc.[a]	690,641	0.9%
12,886	Comcast Corporation	840,038	1.1%
11,500	NIKE, Inc.	634,800	0.8%
7,370	Starbucks Corporation	420,974	0.5%
5,890	Walt Disney Company	576,160	0.7%
	Other Securities^	3,826,314	4.6%

	Total	7,990,795

Consumer Staples (4.0%)
4,479	Anheuser-Busch InBev NV ADR	589,795	0.7%
11,520	Coca-Cola Company	522,201	0.7%
6,847	Imperial Brands plc	371,334	0.5%
5,350	Philip Morris International, Inc.	544,202	0.7%
	Other Securities^	1,198,129	1.4%

	Total	3,225,661

Energy (3.9%)
80,561	BP plc	471,568	0.6%
6,280	EOG Resources, Inc.	523,878	0.6%
7,150	EQT Corporation	553,624	0.7%
12,900	Spectra Energy Corporation	472,527	0.6%
75,680	Weatherford International plc[a]	420,024	0.5%
	Other Securities^	733,079	0.9%

	Total	3,174,700

Financials (18.7%)
3,200	Allianz SE	456,506	0.6%
12,510	Citigroup, Inc.	530,299	0.7%
12,420	Duke Realty Corporation	331,117	0.4%
2,260	International Exchange, Inc.	578,470	0.7%
7,600	J.P. Morgan Chase & Company	472,264	0.6%
8,220	MetLife, Inc.	327,403	0.4%
3,190	Simon Property Group, Inc.	691,911	0.9%
15,290	Synchrony Financial[a]	386,531	0.5%
5,557	Welltower, Inc.	423,277	0.5%
	Other Securities^	10,952,741	13.4%

	Total	15,150,519

Health Care (6.9%)
17,230	Abbott Laboratories	677,311	0.8%
2,450	Allergan plc[a]	566,170	0.7%
6,780	Medtronic plc	588,301	0.7%
12,230	Merck & Company, Inc.	704,570	0.9%
4,210	Vertex Pharmaceuticals, Inc.[a]	362,144	0.5%
	Other Securities^	2,725,875	3.3%

	Total	5,624,371

Industrials (6.0%)
6,030	Honeywell International, Inc.	701,410	0.9%
5,834	Illinois Tool Works, Inc.	607,670	0.8%
5,570	Ingersoll-Rand plc	354,698	0.4%
9,610	Jacobs Engineering Group, Inc.[a]	478,674	0.6%
	Other Securities^	2,738,053	3.3%

	Total	4,880,505

Information Technology (8.4%)
930	Alphabet, Inc., Class Aa	654,283	0.8%
521	Alphabet, Inc., Class Ca	360,584	0.4%
6,610	Apple, Inc.	631,916	0.8%
15,369	EMC Corporation	417,576	0.5%
4,640	Facebook, Inc.[a]	530,259	0.7%
12,960	Microsoft Corporation	663,163	0.8%
9,330	Visa, Inc.	692,006	0.9%
11,320	Xilinx, Inc.	522,192	0.6%
	Other Securities^	2,334,305	2.9%

	Total	6,806,284

Materials (1.8%)
	Other Securities^	1,496,462	1.8%

	Total	1,496,462

Telecommunications Services (1.0%)
	Other Securities^	787,184	1.0%

	Total	787,184

Utilities (1.2%)
	Other Securities^	983,924	1.2%

	Total	983,924

	Total Common Stock (cost $49,723,944)	50,120,405

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (19.1%)	Value	% of Net Assets
Asset-Backed Securities (0.1%)
	Other Securities^	$56,933	0.1%

	Total	56,933

Basic Materials (0.3%)
	Other Securities^	283,750	0.3%

	Total	283,750

Capital Goods (0.7%)
	Other Securities^	544,203	0.7%

	Total	544,203

Collateralized Mortgage Obligations (2.2%)
	Other Securities^	1,747,302	2.2%

	Total	1,747,302

Commercial Mortgage-Backed Securities (0.1%)
	Other Securities^	100,379	0.1%

	Total	100,379

Communications Services (1.0%)
	Other Securities^	811,036	1.0%

	Total	811,036

Consumer Cyclical (1.1%)
	Other Securities^	903,386	1.1%

	Total	903,386

Consumer Non-Cyclical (1.1%)
	Other Securities^	872,993	1.1%

	Total	872,993

Energy (0.6%)
	Other Securities^	497,583	0.6%

	Total	497,583

Financials (2.0%)
	Goldman Sachs Group, Inc., Convertible
$375,000	0.500%, 9/24/2022	402,450	0.5%
	Other Securities^	1,250,456	1.5%

	Total	1,652,906

Foreign Government (4.1%)
	Other Securities^	3,352,458	4.1%

	Total	3,352,458

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 7/1/2031[b]	367,158	0.4%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,075,000	3.500%, 7/1/2046[b]	1,134,293	1.4%
550,000	4.000%, 7/1/2046[b]	589,688	0.7%
425,000	4.500%, 7/1/2046[b]	463,912	0.6%
200,000	3.500%, 8/1/2046[b]	210,742	0.3%
	Other Securities^	267,578	0.3%

	Total	3,033,371

Technology (0.8%)
	Other Securities^	628,628	0.8%

	Total	628,628

Transportation (0.2%)
	Other Securities^	132,308	0.2%

	Total	132,308

U.S. Government and Agencies (0.6%)
	Other Securities^	452,155	0.6%

	Total	452,155

Utilities (0.5%)
	Other Securities^	444,827	0.5%

	Total	444,827

	Total Long-Term Fixed Income (cost $15,331,262)	15,514,218

Shares	Registered Investment Companies (4.3%)
Equity Funds/ETFs (2.1%)
16,880	Materials Select Sector SPDR Fund	782,219	1.0%
10,700	Utilities Select Sector SPDR Fund	561,429	0.7%
	Other Securities^	330,607	0.4%

	Total	1,674,255

Fixed Income Funds/ETFs (2.2%)
13,473	iShares S&P U.S. Preferred Stock Index Fund	537,438	0.6%
17,530	PowerShares Senior Loan Portfolio	402,664	0.5%
	Other Securities^	863,777	1.1%

	Total	1,803,879

	Total Registered Investment Companies (cost $3,480,839)	3,478,134

	Preferred Stock (0.3%)
Financials (0.2%)
	Other Securities^	168,480	0.2%

	Total	168,480

Health Care (0.1%)
	Other Securities^	70,763	0.1%

	Total	70,763

	Total Preferred Stock (cost $229,155)	239,243

Shares or Principal Amount	Short-Term Investments (8.0%)[c]
	Thrivent Core Short-Term Reserve Fund
629,173	0.580%	6,291,730	7.8%

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (8.0%)[c]	Value	% of Net Assets
	Other Securities^	$199,905	0.2%

	Total Short-Term Investments (cost $6,491,583)	6,491,635

	Total Investments (cost $84,153,750) 103.9%	$84,380,343

	Other Assets and Liabilities, Net (3.9%)	(3,184,067)

	Total Net Assets 100.0%	$81,196,276

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Growth and Income Plus Portfolio held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $84,985 or 0.1% of total net assets.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,137,718
Gross unrealized depreciation	(4,162,253)

Net unrealized appreciation (depreciation)	$(24,535)

Cost for federal income tax purposes	$84,404,878

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Growth and Income Plus Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	405,206	—	377,728	27,478
Capital Goods	243,793	—	243,793	—
Communications Services	2,359,139	—	2,119,203	239,936
Consumer Cyclical	1,732,645	—	1,732,645	—
Consumer Non-Cyclical	1,363,765	—	1,363,765	—
Energy	520,974	—	349,061	171,913
Financials	469,350	—	421,070	48,280
Technology	900,628	—	900,628	—
Transportation	400,532	—	314,201	86,331
Utilities	140,676	—	140,676	—
Common Stock
Consumer Discretionary	7,990,795	5,734,701	2,256,094	—
Consumer Staples	3,225,661	1,849,404	1,376,257	—
Energy	3,174,700	2,274,160	900,540	—
Financials	15,150,519	11,042,162	4,108,357	—
Health Care	5,624,371	4,181,927	1,442,444	—
Industrials	4,880,505	3,328,420	1,552,085	—
Information Technology	6,806,284	6,367,730	438,554	—
Materials	1,496,462	463,595	1,032,867	—
Telecommunications Services	787,184	220,368	566,816	—
Utilities	983,924	459,570	524,354	—
Long-Term Fixed Income
Asset-Backed Securities	56,933	—	56,933	—
Basic Materials	283,750	—	283,750	—
Capital Goods	544,203	—	544,203	—
Collateralized Mortgage Obligations	1,747,302	—	1,747,302	—
Commercial Mortgage-Backed Securities	100,379	—	100,379	—
Communications Services	811,036	—	811,036	—
Consumer Cyclical	903,386	—	903,386	—
Consumer Non-Cyclical	872,993	—	872,993	—
Energy	497,583	—	497,583	—
Financials	1,652,906	—	1,250,456	402,450
Foreign Government	3,352,458	—	3,352,458	—
Mortgage-Backed Securities	3,033,371	—	3,033,371	—
Technology	628,628	—	628,628	—
Transportation	132,308	—	132,308	—
U.S. Government and Agencies	452,155	—	452,155	—
Utilities	444,827	—	444,827	—
Registered Investment Companies
Equity Funds/ETFs	1,674,255	1,674,255	—	—
Fixed Income Funds/ETFs	1,803,879	1,803,879	—	—
Preferred Stock
Financials	168,480	168,480	—	—
Health Care	70,763	—	70,763	—
Short-Term Investments	199,905	—	199,905	—

Subtotal Investments in Securities	$78,088,613	$39,568,651	$37,543,574	$976,388

Other Investments*	Total
Short-Term Investments	6,291,730

Subtotal Other Investments	$6,291,730

Total Investments at Value	$84,380,343

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	28,582	28,582	—	—

Total Asset Derivatives	$28,582	$28,582	$—	$—

Liability Derivatives
Futures Contracts	19,062	19,062	—	—

Total Liability Derivatives	$19,062	$19,062	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $199,905 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 2-Yr. U.S. Treasury Note	(13)	September 2016	($2,835,148)	($2,851,266)	($16,118)
CBOT 5-Yr. U.S. Treasury Note	1	September 2016	120,073	122,164	2,091
CBOT U.S. Long Bond	1	September 2016	162,870	172,343	9,473
CME E-mini S&P 500 Index	12	September 2016	1,248,880	1,254,120	5,240
CME Ultra Long Term U.S. Treasury Bond	1	September 2016	174,597	186,375	11,778
Ultra 10-Yr. U.S. Treasury Note	(2)	September 2016	(288,400)	(291,344)	(2,944)
Total Futures Contracts					$9,520

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$23,342
Total Interest Rate Contracts		23,342
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	5,240
Total Equity Contracts		5,240

Total Asset Derivatives		$28,582

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	19,062
Total Interest Rate Contracts		19,062

Total Liability Derivatives		$19,062

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	11,505
Total Equity Contracts		11,505
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	51,813
Total Interest Rate Contracts		51,813
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	83
Total Credit Contracts		83

Total		$63,401

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,799)
Total Interest Rate Contracts		(1,799)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	6,543
Total Equity Contracts		6,543
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(1,172)
Total Credit Contracts		(1,172)

Total		$3,572

The following table presents Growth and Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Equity Contracts	$522,532	0.7%	N/A	N/A
Interest Rate Contracts	3,930,197	5.1	N/A	N/A
Credit Contracts	N/A	N/A	$496	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Short Term Investment	$6,429,870	$8,908,384	$15,338,254	—	$—	$5,463
Core Short-Term Reserve Fund	—	14,321,819	8,030,089	629,173	6,291,730	4,492
Total Value and Income Earned	$6,429,870				$6,291,730	$9,955

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (15.9%)	Value	% of Net Assets
Basic Materials (0.8%)
	Other Securities^	$2,621,190	0.8%

	Total	2,621,190

Capital Goods (0.5%)
	Other Securities^	1,675,276	0.5%

	Total	1,675,276

Communications Services (4.2%)
	Other Securities^	13,662,596	4.2%

	Total	13,662,596

Consumer Cyclical (2.8%)
	Scientific Games International, Inc., Term Loan
$ 1,283,823	6.000%, 10/1/2021[a,b,c]	1,264,566	0.4%
	Other Securities^	7,809,518	2.4%

	Total	9,074,084

Consumer Non-Cyclical (3.3%)
	Valeant Pharmaceuticals International, Inc., Term Loan
1,796,045	5.000%, 4/1/2022[b]	1,746,151	0.5%
	Other Securities^	8,952,706	2.8%

	Total	10,698,857

Energy (0.9%)
	Other Securities^	3,066,624	0.9%

	Total	3,066,624

Financials (0.8%)
	Other Securities^	2,437,700	0.8%

	Total	2,437,700

Technology (1.6%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,466,325	4.250%, 2/1/2023[b]	1,467,014	0.4%
	ON Semiconductor Corporation, Term Loan
1,175,000	5.250%, 3/31/2023[b]	1,177,937	0.4%
	Other Securities^	2,651,562	0.8%

	Total	5,296,513

Transportation (0.7%)
	Other Securities^	2,306,964	0.7%

	Total	2,306,964

Utilities (0.3%)
	Other Securities^	1,030,545	0.3%

	Total	1,030,545

	Total Bank Loans (cost $54,212,828)	51,870,349

Shares	Common Stock (43.7%)
Consumer Discretionary (6.9%)
3,950	Amazon.com, Inc.[d]	2,826,699	0.9%
2,470	AutoZone, Inc.[d]	1,960,785	0.6%
36,485	Comcast Corporation	2,378,457	0.7%
32,540	NIKE, Inc.	1,796,208	0.6%
20,860	Starbucks Corporation	1,191,523	0.4%
16,700	Walt Disney Company	1,633,594	0.5%
	Other Securities^	10,727,328	3.2%

	Total	22,514,594

Consumer Staples (2.8%)
12,670	Anheuser-Busch InBev NV ADR	1,668,386	0.5%
32,600	Coca-Cola Company	1,477,758	0.5%
15,140	Philip Morris International, Inc.	1,540,041	0.5%
	Other Securities^	4,415,775	1.3%

	Total	9,101,960

Energy (2.9%)
227,474	BP plc	1,331,530	0.4%
17,770	EOG Resources, Inc.	1,482,373	0.4%
20,210	EQT Corporation	1,564,860	0.5%
54,000	Spectra Energy Corporation	1,978,020	0.6%
214,160	Weatherford International plc[d]	1,188,588	0.4%
	Other Securities^	2,051,861	0.6%

	Total	9,597,232

Financials (13.3%)

8,800	Allianz SE	1,255,391	0.4%
35,408	Citigroup, Inc.	1,500,945	0.5%
6,400	International Exchange, Inc.	1,638,144	0.5%
21,510	J.P. Morgan Chase & Company	1,336,631	0.4%
8,953	Simon Property Group, Inc.	1,941,906	0.6%
43,290	Synchrony Financial[d]	1,094,371	0.3%
15,713	Welltower, Inc.	1,196,859	0.4%
	Other Securities^	33,247,219	10.2%

	Total	43,211,466

Health Care (4.8%)
48,720	Abbott Laboratories	1,915,183	0.6%
6,880	Allergan plc[d]	1,589,899	0.5%
19,160	Medtronic plc	1,662,513	0.5%
34,620	Merck & Company, Inc.	1,994,458	0.6%
	Other Securities^	8,557,945	2.6%

	Total	15,719,998

Industrials (4.3%)
17,080	Honeywell International, Inc.	1,986,746	0.6%
16,520	Illinois Tool Works, Inc.	1,720,723	0.5%
27,200	Jacobs Engineering Group, Inc.[d]	1,354,832	0.4%
	Other Securities^	8,803,302	2.8%

	Total	13,865,603

Information Technology (5.9%)
2,640	Alphabet, Inc., Class Ad	1,857,319	0.6%
18,720	Apple, Inc.	1,789,632	0.6%
43,470	EMC Corporation	1,181,080	0.4%
13,140	Facebook, Inc.[d]	1,501,639	0.5%
36,710	Microsoft Corporation	1,878,451	0.6%
26,400	Visa, Inc.	1,958,088	0.6%
34,340	Xilinx, Inc.	1,584,104	0.5%
	Other Securities^	7,519,214	2.1%

	Total	19,269,527

Materials (1.3%)
	Other Securities^	4,356,708	1.3%

	Total	4,356,708

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (43.7%)	Value	% of Net Assets
Telecommunications Services (0.7%)
	Other Securities^	$2,170,236	0.7%

	Total	2,170,236

Utilities (0.8%)
	Other Securities^	2,726,940	0.8%

	Total	2,726,940

	Total Common Stock (cost $134,175,322)	142,534,264

Principal Amount	Long-Term Fixed Income (31.6%)
Asset-Backed Securities (1.2%)
	Other Securities^	4,040,249	1.2%

	Total	4,040,249

Basic Materials (0.4%)
	Other Securities^	1,439,663	0.4%

	Total	1,439,663

Capital Goods (0.9%)
	Other Securities^	2,904,775	0.9%

	Total	2,904,775

Collateralized Mortgage Obligations (3.5%)
	Other Securities^	11,550,695	3.5%

	Total	11,550,695

Commercial Mortgage-Backed Securities (<0.1%)
	Other Securities^	200,758	<0.1%

	Total	200,758

Communications Services (1.4%)
	Other Securities^	4,558,022	1.4%

	Total	4,558,022

Consumer Cyclical (1.5%)
	Other Securities^	4,934,002	1.5%

	Total	4,934,002

Consumer Non-Cyclical (1.7%)
	Other Securities^	5,362,412	1.7%

	Total	5,362,412

Energy (0.9%)
	Petroleos Mexicanos
171,000	5.500%, 2/4/2019[e]	179,721	0.1%
	Other Securities^	2,679,552	0.8%

	Total	2,859,273

Financials (4.0%)
	Goldman Sachs Group, Inc., Convertible
1,600,000	0.500%, 9/24/2022	1,717,120	0.5%
	Other Securities^	11,290,852	3.5%

	Total	13,007,972

Foreign Government (7.6%)
	Mexico Government International Bond
2,980,000	3.600% - 6.050%, 3/15/2022 - 1/23/2046[f]	3,238,387	1.0%
	Russia Government
	International Bond
1,100,000	5.000%, 4/29/2020[e]	1,186,812	0.4%
1,826,800	3.500% - 7.500%, 1/16/2019 - 4/4/2042[e]	2,045,767	0.6%
	Turkey Government International Bond
3,670,000	4.250% - 7.500%, 11/7/2019 - 2/17/2045	4,015,865	1.2%
	Other Securities^	14,348,723	4.4%

	Total	24,835,554

Mortgage-Backed Securities (5.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,430,000	3.000%, 7/1/2031[c]	1,500,103	0.5%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,180,000	4.000%, 7/1/2046[c]	1,262,969	0.4%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,100,000	2.500% - 2.500%, 8/1/2028 - 7/1/2031[c]	1,137,266	0.4%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,175,000	3.500%, 7/1/2046[c]	7,570,746	2.3%
3,775,000	4.000%, 7/1/2046[c]	4,047,399	1.2%
1,950,000	4.500%, 7/1/2046[c]	2,128,537	0.7%
26,912	8.000% - 10.500%, 8/1/2020 - 4/1/2030	30,684	<0.1%
	Other Securities^	157,149	<0.1%

	Total	17,834,853

Technology (1.1%)
	Other Securities^	3,732,908	1.1%

	Total	3,732,908

Transportation (0.3%)
	Other Securities^	985,073	0.3%

	Total	985,073

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
1,450,000	1.625%, 2/15/2026	1,466,313	0.4%
	Other Securities^	819,274	0.3%

	Total	2,285,587

Utilities (0.9%)
	Other Securities^	2,827,764	0.9%

	Total	2,827,764

	Total Long-Term Fixed Income (cost $102,688,536)	103,359,560

Shares	Registered Investment Companies (3.4%)
Equity Funds/ETFs (1.5%)
47,810	Materials Select Sector SPDR Fund	2,215,515	0.7%

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (3.4%)	Value	% of Net Assets
Equity Funds/ETFs (1.5%) - continued
30,260	Utilities Select Sector SPDR Fund	$1,587,742	0.5%
	Other Securities^	912,130	0.3%

	Total	4,715,387

Fixed Income Funds/ETFs (1.9%)
89,820	PowerShares Senior Loan Portfolio	2,063,165	0.6%
	Other Securities^	4,006,909	1.3%

	Total	6,070,074

	Total Registered Investment Companies (cost $10,681,639)	10,785,461

	Preferred Stock (1.8%)
Consumer Staples (0.1%)
	Other Securities^	372,480	0.1%

	Total	372,480

Financials (1.6%)
	Other Securities^	5,220,529	1.6%

	Total	5,220,529

Health Care (0.1%)
	Other Securities^	212,288	0.1%

	Total	212,288

	Total Preferred Stock (cost $5,395,866)	5,805,297

	Collateral Held for Securities Loaned (1.3%)
4,194,070	Thrivent Cash Management Trust	4,194,070	1.3%

	Total Collateral Held for Securities Loaned (cost $4,194,070)	4,194,070

Shares or Principal Amount	Short-Term Investments (8.9%)[g]
	Thrivent Core Short-Term Reserve Fund
2,853,332	0.580%	28,533,320	8.8%
	Other Securities^	299,871	0.1%

	Total Short-Term Investments (cost $28,833,128)	28,833,191

	Total Investments (cost $340,181,389) 106.6%	$347,382,192

	Other Assets and Liabilities, Net (6.6%)	(21,518,296)

	Total Net Assets 100.0%	$325,863,896

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	All or a portion of the loan is unfunded.
b	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $20,911,832 or 6.4% of total net assets.
f	All or a portion of the security is on loan.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Balanced Income Plus Portfolio held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $2,496,259 or 0.8% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$1,405,321
Taxable Debt Security	2,685,502

Total lending	$4,090,823
Gross amount payable upon return of collateral for securities loaned	$4,194,070

Net amounts due to counterparty	$103,247

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,919,632
Gross unrealized depreciation	(13,299,387)

Net unrealized appreciation (depreciation)	$6,620,245
Cost for federal income tax purposes	$340,761,947

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Balanced Income Plus Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,621,190	—	2,394,494	226,696
Capital Goods	1,675,276	—	1,675,276	—
Communications Services	13,662,596	—	12,159,026	1,503,570
Consumer Cyclical	9,074,084	—	9,074,084	—
Consumer Non-Cyclical	10,698,857	—	10,303,371	395,486
Energy	3,066,624	—	1,996,703	1,069,921
Financials	2,437,700	—	2,142,565	295,135
Technology	5,296,513	—	5,296,513	—
Transportation	2,306,964	—	2,084,969	221,995
Utilities	1,030,545	—	1,030,545	—
Common Stock
Consumer Discretionary	22,514,594	16,118,357	6,396,237	—
Consumer Staples	9,101,960	5,229,941	3,872,019	—
Energy	9,597,232	7,054,074	2,543,158	—
Financials	43,211,466	31,857,946	11,353,520	—
Health Care	15,719,998	11,750,458	3,969,540	—
Industrials	13,865,603	9,336,506	4,529,097	—
Information Technology	19,269,527	18,030,809	1,238,718	—
Materials	4,356,708	1,266,367	3,090,341	—
Telecommunications Services	2,170,236	603,847	1,566,389	—
Utilities	2,726,940	1,260,125	1,466,815	—
Long-Term Fixed Income
Asset-Backed Securities	4,040,249	—	3,587,368	452,881
Basic Materials	1,439,663	—	1,439,663	—
Capital Goods	2,904,775	—	2,904,775	—
Collateralized Mortgage Obligations	11,550,695	—	11,550,695	—
Commercial Mortgage-Backed Securities	200,758	—	200,758	—
Communications Services	4,558,022	—	4,558,022	—
Consumer Cyclical	4,934,002	—	4,934,002	—
Consumer Non-Cyclical	5,362,412	—	5,362,412	—
Energy	2,859,273	—	2,859,273	—
Financials^	13,007,972	—	11,290,852	1,717,120
Foreign Government	24,835,554	—	24,835,554	—
Mortgage-Backed Securities	17,834,853	—	17,834,853	—
Technology	3,732,908	—	3,732,908	—
Transportation	985,073	—	985,073	—
U.S. Government and Agencies	2,285,587	—	2,285,587	—
Utilities	2,827,764	—	2,827,764	—
Registered Investment Companies
Equity Funds/ETFs	4,715,387	4,715,387	—	—
Fixed Income Funds/ETFs	6,070,074	6,070,074	—	—
Preferred Stock
Consumer Staples	372,480	—	372,480	—
Financials	5,220,529	2,393,726	2,826,803	—
Health Care	212,288	—	212,288	—
Short-Term Investments	299,871	—	299,871	—

Subtotal Investments in Securities	$314,654,802	$115,687,617	$193,084,381	$5,882,804

Other Investments*	Total
Short-Term Investments	28,533,320
Collateral Held for Securities Loaned	4,194,070

Subtotal Other Investments	$32,727,390

Total Investments at Value	$347,382,192

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	175,338	175,338	—	—

Total Asset Derivatives	$175,338	$175,338	$—	$—

Liability Derivatives
Futures Contracts	249,420	249,420	—	—

Total Liability Derivatives	$249,420	$249,420	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $299,871 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(37)	September 2016	($4,785,600)	($4,920,422)	($134,822)
CBOT 2-Yr. U.S. Treasury Note	(76)	September 2016	(16,564,393)	(16,668,938)	(104,545)
CBOT 5-Yr. U.S. Treasury Note	23	September 2016	2,761,688	2,809,773	48,085
CBOT U.S. Long Bond	1	September 2016	162,870	172,343	9,473
CME E-mini S&P 500 Index	33	September 2016	3,458,883	3,448,830	(10,053)
CME Ultra Long Term U.S. Treasury Bond	10	September 2016	1,745,971	1,863,751	117,780
Total Futures Contracts					($74,082)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$175,338
Total Interest Rate Contracts		175,338

Total Asset Derivatives		$175,338

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	239,367
Total Interest Rate Contracts		239,367
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	10,053
Total Equity Contracts		10,053

Total Liability Derivatives		$249,420

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(15,079)
Total Equity Contracts		(15,079)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	280,699
Total Interest Rate Contracts		280,699
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	1,247
Total Credit Contracts		1,247

Total		$266,867

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(103,999)
Total Interest Rate Contracts		(103,999)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(7,025)
Total Equity Contracts		(7,025)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(17,586)
Total Credit Contracts		(17,586)

Total		($128,610)

The following table presents Balanced Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Equity Contracts	$1,277,660	0.4%	N/A	N/A
Interest Rate Contracts	28,841,564	9.3	N/A	N/A
Credit Contracts	N/A	N/A	$7,441	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$9,667,927	$54,412,700	$59,886,557	4,194,070	$4,194,070	$23,394
Cash Management Trust-Short Term Investment	27,808,704	30,675,251	58,483,955	—	—	23,317
Core Short-Term Reserve Fund	—	54,335,130	25,801,810	2,853,332	28,533,320	21,365
Total Value and Income Earned	$37,476,631				$32,727,390	$68,076

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (12.6%)	Value	% of Net Assets
Basic Materials (0.6%)
	Other Securities^	$3,097,214	0.6%

	Total	3,097,214

Capital Goods (0.4%)
	Other Securities^	1,950,167	0.4%

	Total	1,950,167

Communications Services (3.3%)
	Other Securities^	16,800,732	3.3%

	Total	16,800,732

Consumer Cyclical (2.3%)
	Scientific Games International, Inc., Term Loan
$1,691,931	6.000%, 10/1/2021[a,b,c]	1,666,552	0.3%
	Other Securities^	10,182,204	2.0%

	Total	11,848,756

Consumer Non-Cyclical (2.4%)
	MultiPlan, Inc., Term Loan
1,550,000	5.000%, 6/7/2023[b]	1,553,488	0.3%
	Valeant Pharmaceuticals International, Inc., Term Loan
2,169,831	5.000%, 4/1/2022[b]	2,109,554	0.4%
	Other Securities^	8,913,457	1.7%

	Total	12,576,499

Energy (0.7%)
	Other Securities^	3,342,929	0.7%

	Total	3,342,929

Financials (0.7%)
	Other Securities^	3,678,402	0.7%

	Total	3,678,402

Technology (1.4%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,830,412	4.250%, 2/1/2023[b]	1,831,273	0.3%
	ON Semiconductor Corporation, Term Loan
1,450,000	5.250%, 3/31/2023[b]	1,453,625	0.3%
	Western Digital Corporation, Term Loan
1,325,000	6.250%, 4/29/2023[b]	1,329,147	0.3%
	Other Securities^	2,678,790	0.5%

	Total	7,292,835

Transportation (0.6%)
	Other Securities^	3,217,347	0.6%

	Total	3,217,347

Utilities (0.2%)
	Other Securities^	1,078,358	0.2%

	Total	1,078,358

	Total Bank Loans (cost $67,177,423)	64,883,239

	Long-Term Fixed Income (46.3%)
Asset-Backed Securities (3.6%)
	NRZ Advance Receivables Trust
1,300,000	2.751%, 6/15/2049*,d	1,305,421	0.3%
	Vericrest Opportunity Loan Transferee
1,323,121	3.375%, 10/25/2058*,e	1,309,231	0.3%
	Other Securities^	15,985,119	3.0%

	Total	18,599,771

Basic Materials (1.0%)
	Other Securities^	4,820,320	1.0%

	Total	4,820,320

Capital Goods (2.1%)
	Other Securities^	10,829,690	2.1%

	Total	10,829,690

Collateralized Mortgage Obligations (11.9%)
	Alternative Loan Trust
541,712	5.500%, 5/25/2035	540,315	0.1%
	Countrywide Alternative Loan Trust
1,893,054	0.853% - 6.000%, 2/25/2035 - 4/25/2036[f]	1,574,850	0.3%
	Countrywide Home Loan Mortgage Pass Through Trust
1,431,295	2.754% - 2.759%, 11/25/2035 - 2/20/2036	1,143,954	0.3%
	Federal National Mortgage Association
7,759,416	2.500% - 3.500%, 2/25/2028 - 1/25/2033[g]	810,887	0.2%
	Sequoia Mortgage Trust
1,745,874	3.018%, 9/20/2046	1,395,920	0.3%
	Other Securities^	55,202,843	10.7%

	Total	60,668,769

Commercial Mortgage-Backed Securities (0.3%)
	Other Securities^	1,687,261	0.3%

	Total	1,687,261

Communications Services (2.9%)
	Other Securities^	14,985,167	2.9%

	Total	14,985,167

Consumer Cyclical (2.6%)
	Other Securities^	13,381,442	2.6%

	Total	13,381,442

Consumer Non-Cyclical (3.2%)
	Other Securities^	16,245,397	3.2%

	Total	16,245,397

Energy (2.0%)
	Other Securities^	10,108,600	2.0%

	Total	10,108,600

Financials (6.5%)
	Bank of America Corporation
650,000	2.625% - 8.000%, 5/2/2017 - 12/29/2049[h]	685,855	0.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (46.3%)	Value	% of Net Assets
Financials (6.5%) - continued
	Goldman Sachs Group, Inc., Convertible
$2,450,000	0.500%, 9/24/2022	$2,629,340	0.5%
	Other Securities^	30,446,993	5.8%

	Total	33,762,188

Foreign Government (3.5%)
	Other Securities^	18,093,680	3.5%

	Total	18,093,680

Mortgage-Backed Securities (2.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,000,000	3.000%, 7/1/2031[c]	2,098,047	0.4%
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
2,500,000	2.500%, 8/1/2028[c]	2,582,567	0.5%
1,000,000	2.500%, 7/1/2031[c]	1,034,589	0.2%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,500,000	3.500%, 7/1/2046[c]	6,858,515	1.3%
2,150,000	4.000%, 7/1/2046[c]	2,305,141	0.5%

	Total	14,878,859

Technology (1.7%)
	Other Securities^	8,602,423	1.7%

	Total	8,602,423

Transportation (0.4%)
	Other Securities^	1,992,828	0.4%

	Total	1,992,828

U.S. Government and Agencies (0.5%)
	Other Securities^	2,634,373	0.5%

	Total	2,634,373

Utilities (1.2%)
	Other Securities^	6,131,140	1.2%

	Total	6,131,140

	Total Long-Term Fixed Income (cost $235,586,761)	237,421,908

Shares	Common Stock (25.9%)
Consumer Discretionary (3.9%)
3,520	Amazon.com, Inc.[i]	2,518,982	0.5%
2,200	AutoZone, Inc.[i]	1,746,448	0.4%
32,494	Comcast Corporation	2,118,284	0.4%
28,980	NIKE, Inc.	1,599,696	0.3%
14,860	Walt Disney Company	1,453,605	0.3%
	Other Securities^	10,433,552	2.0%

	Total	19,870,567

Consumer Staples (1.6%)
11,281	Anheuser-Busch InBev NV ADR	1,485,482	0.3%
29,030	Coca-Cola Company	1,315,930	0.3%
13,480	Philip Morris International, Inc.	1,371,186	0.3%
	Other Securities^	3,936,332	0.7%

	Total	8,108,930

Energy (1.7%)
15,820	EOG Resources, Inc.	$1,319,704	0.3%
18,000	EQT Corporation	1,393,740	0.3%
54,000	Spectra Energy Corporation	1,978,020	0.4%
	Other Securities^	3,998,818	0.7%

	Total	8,690,282

Financials (8.7%)
115,400	Ares Capital Corporation	1,638,680	0.3%
31,540	Citigroup, Inc.	1,336,981	0.3%
120,000	Golub Capital BDC, Inc.	2,168,400	0.4%
5,700	International Exchange, Inc.	1,458,972	0.3%
7,810	Simon Property Group, Inc.	1,693,989	0.3%
93,000	Solar Capital, Ltd.	1,771,650	0.4%
	Other Securities^	34,597,437	6.7%

	Total	44,666,109

Health Care (2.7%)
43,270	Abbott Laboratories	1,700,944	0.3%
6,130	Allergan plc[i]	1,416,582	0.3%
17,070	Medtronic plc	1,481,164	0.3%
30,840	Merck & Company, Inc.	1,776,692	0.3%
	Other Securities^	7,504,689	1.5%

	Total	13,880,071

Industrials (2.4%)
15,210	Honeywell International, Inc.	1,769,227	0.4%
14,706	Illinois Tool Works, Inc.	1,531,777	0.3%
	Other Securities^	9,007,320	1.7%

	Total	12,308,324

Information Technology (3.4%)
2,350	Alphabet, Inc., Class Ai	1,653,295	0.3%
16,660	Apple, Inc.	1,592,696	0.3%
11,710	Facebook, Inc.[i]	1,338,219	0.3%
32,690	Microsoft Corporation	1,672,747	0.3%
23,510	Visa, Inc.	1,743,737	0.3%
35,930	Xilinx, Inc.	1,657,451	0.3%
	Other Securities^	7,777,937	1.6%

	Total	17,436,082

Materials (0.7%)
	Other Securities^	3,810,413	0.7%

	Total	3,810,413

Telecommunications Services (0.4%)
	Other Securities^	1,869,377	0.4%

	Total	1,869,377

Utilities (0.4%)
	Other Securities^	2,379,476	0.4%

	Total	2,379,476

	Total Common Stock (cost $132,331,792)	133,019,631

	Registered Investment Companies (5.5%)
Equity Funds/ETFs (1.7%)
256,500	Alerian MLP ETF	3,262,680	0.6%
42,580	Materials Select Sector SPDR Fund	1,973,157	0.4%
26,950	Utilities Select Sector SPDR Fund	1,414,067	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (5.5%)	Value	% of Net Assets
Equity Funds/ETFs (1.7%) - continued
25,000	Vanguard High Dividend Yield ETF	$1,786,500	0.3%
	Other Securities^	357,184	0.1%

	Total	8,793,588

Fixed Income Funds/ETFs (3.8%)
109,560	PowerShares Senior Loan Portfolio	2,516,593	0.5%
191,080	Vanguard Short-Term Corporate Bond ETF	15,446,907	3.0%
	Other Securities^	1,424,438	0.3%

	Total	19,387,938

	Total Registered Investment Companies (cost $28,467,787)	28,181,526

	Preferred Stock (3.0%)
Consumer Staples (0.3%)
	Other Securities^	1,449,420	0.3%

	Total	1,449,420

Financials (2.6%)
800	Bank of America Corporation, Convertible, 7.250%[h]	956,000	0.2%
16,000	Countrywide Capital V, 7.000%	417,440	0.1%
1,012	Wells Fargo & Company, Convertible, 7.500%[h]	1,314,791	0.3%
	Other Securities^	10,702,318	2.0%

	Total	13,390,549

Health Care (0.1%)
	Other Securities^	674,325	0.1%

	Total	674,325

	Total Preferred Stock (cost $14,675,203)	15,514,294

	Collateral Held for Securities Loaned (0.1%)
385,600	Thrivent Cash Management Trust	385,600	0.1%

	Total Collateral Held for Securities Loaned (cost $385,600)	385,600

Shares or Principal Amount	Short-Term Investments (9.4%)[j]
	Thrivent Core Short-Term Reserve Fund
4,681,287	0.580%	46,812,873	9.1%
	Other Securities^	1,199,619	0.3%

	Total Short-Term Investments (cost $48,012,351)	48,012,492

	Total Investments (cost $526,636,917) 102.8%	$527,418,690

	Other Assets and Liabilities, Net (2.8%)	(14,341,942)

	Total Net Assets 100.0%	$513,076,748

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	All or a portion of the loan is unfunded.
b	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Portfolio as of June 30, 2016 was $12,544,860 or 2.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
NRZ Advance Receivables Trust, 6/15/2049	6/23/2016	$1,299,998
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,316,255

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$365,378

Total lending	$365,378
Gross amount payable upon return of collateral for securities loaned	$385,600

Net amounts due to counterparty	$20,222

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,018,297
Gross unrealized depreciation	(18,863,925)

Net unrealized appreciation (depreciation)	$154,372

Cost for federal income tax purposes	$527,264,318

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,097,214	—	2,911,588	185,626
Capital Goods	1,950,167	—	1,950,167	—
Communications Services	16,800,732	—	15,075,650	1,725,082
Consumer Cyclical	11,848,756	—	11,848,756	—
Consumer Non-Cyclical	12,576,499	—	12,153,992	422,507
Energy	3,342,929	—	2,175,875	1,167,054
Financials	3,678,402	—	3,380,786	297,616
Technology	7,292,835	—	7,292,835	—
Transportation	3,217,347	—	2,637,693	579,654
Utilities	1,078,358	—	1,078,358	—
Long-Term Fixed Income
Asset-Backed Securities	18,599,771	—	17,294,350	1,305,421
Basic Materials	4,820,320	—	4,820,320	—
Capital Goods	10,829,690	—	10,829,690	—
Collateralized Mortgage Obligations	60,668,769	—	60,668,769	—
Commercial Mortgage-Backed Securities	1,687,261	—	1,687,261	—
Communications Services	14,985,167	—	14,985,167	—
Consumer Cyclical	13,381,442	—	13,381,442	—
Consumer Non-Cyclical	16,245,397	—	16,245,397	—
Energy	10,108,600	—	10,108,600	—
Financials	33,762,188	—	31,132,848	2,629,340
Foreign Government	18,093,680	—	18,093,680	—
Mortgage-Backed Securities	14,878,859	—	14,878,859	—
Technology	8,602,423	—	8,602,423	—
Transportation	1,992,828	—	1,992,828	—
U.S. Government and Agencies	2,634,373	—	2,634,373	—
Utilities	6,131,140	—	6,131,140	—
Common Stock
Consumer Discretionary	19,870,567	14,356,444	5,514,123	—
Consumer Staples	8,108,930	4,764,897	3,344,033	—
Energy	8,690,282	6,515,290	2,174,992	—
Financials	44,666,109	34,941,932	9,724,177	—
Health Care	13,880,071	10,448,936	3,431,135	—
Industrials	12,308,324	8,231,810	4,076,514	—
Information Technology	17,436,082	16,358,324	1,077,758	—
Materials	3,810,413	1,123,979	2,686,434	—
Telecommunications Services	1,869,377	536,535	1,332,842	—
Utilities	2,379,476	1,119,639	1,259,837	—
Registered Investment Companies
Fixed Income Funds/ETFs	19,387,938	19,387,938	—	—
Equity Funds/ETFs	8,793,588	8,793,588	—	—
Preferred Stock
Consumer Staples	1,449,420	541,500	907,920	—
Financials	13,390,549	8,428,932	4,961,617	—
Health Care	674,325	—	674,325	—
Short-Term Investments	1,199,619	—	1,199,619	—

Subtotal Investments in Securities	$480,220,217	$135,549,744	$336,358,173	$8,312,300

Other Investments*	Total
Short-Term Investments	46,812,873
Collateral Held for Securities Loaned	385,600

Subtotal Other Investments	$47,198,473

Total Investments at Value	$527,418,690

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	519,778	519,778	—	—

Total Asset Derivatives	$519,778	$519,778	$—	$—

Liability Derivatives
Futures Contracts	441,960	441,960	—	—

Total Liability Derivatives	$441,960	$441,960	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $1,199,619 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(97)	September 2016	($12,546,033)	($12,899,484)	($353,451)
CBOT 2-Yr. U.S. Treasury Note	(26)	September 2016	(5,663,046)	(5,702,532)	(39,486)
CBOT 5-Yr. U.S. Treasury Note	176	September 2016	21,132,920	21,500,874	367,954
CBOT U.S. Long Bond	3	September 2016	488,611	517,031	28,420
CME E-mini S&P 500 Index	85	September 2016	8,932,373	8,883,350	(49,023)
CME S&P 500 Index	(30)	September 2016	(15,788,126)	(15,676,500)	111,626
CME Ultra Long Term U.S. Treasury Bond	1	September 2016	174,597	186,375	11,778
Total Futures Contracts					$77,818

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$408,152
Total Interest Rate Contracts		408,152
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	111,626
Total Equity Contracts		111,626

Total Asset Derivatives		$519,778

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	392,937
Total Interest Rate Contracts		392,937
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	49,023
Total Equity Contracts		49,023

Total Liability Derivatives		$441,960

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(211,407)
Total Equity Contracts		(211,407)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	548,752
Total Interest Rate Contracts		548,752

Total		$337,345

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,412
Total Interest Rate Contracts		1,412
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	461,343
Total Equity Contracts		461,343

Total		$462,755

The following table presents Diversified Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$18,905,625	3.9%
Interest Rate Contracts	52,941,622	10.9

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$341,050	$7,013,472	$6,968,922	385,600	$385,600	$10,733
Cash Management Trust-Short Term Investment	40,972,462	82,682,704	123,655,166	—	—	36,909
Core Short-Term Reserve Fund	—	89,078,843	42,265,970	4,681,287	46,812,873	36,370
Total Value and Income Earned	$41,313,512				$47,198,473	$84,012

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (23.7%)	Value	% of Net Assets
Basic Materials (1.3%)
	Fortescue Metals Group, Ltd., Term Loan
$ 474,194	4.250%, 6/30/2019[a]	$452,855	0.4%
	Other Securities^	948,327	0.9%

	Total	1,401,182

Capital Goods (0.6%)
	Other Securities^	619,463	0.6%

	Total	619,463

Communications Services (7.1%)
	Block Communications, Inc., Term Loan
397,979	4.000%, 11/7/2021[a]	397,482	0.4%
	CSC Holdings, LLC, Term Loan
475,000	5.000%, 10/9/2022[a]	475,119	0.4%
	Fairpoint Communications, Term Loan
432,580	7.500%, 2/14/2019[a]	430,867	0.4%
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
475,000	4.500%, 1/7/2022[a]	463,125	0.4%
	SBA Senior Finance II, LLC, Term Loan
735,000	3.250%, 3/24/2021[a]	726,525	0.7%
	XO Communications, LLC, Term Loan
684,250	4.250%, 3/20/2021[a]	682,252	0.6%
	Other Securities^	4,738,815	4.2%

	Total	7,914,185

Consumer Cyclical (4.0%)
	Amaya BV, Term Loan
627,345	5.000%, 8/1/2021[a]	606,693	0.5%
	Cengage Learning Acquisitions, Term Loan
540,000	5.250%, 6/7/2023[a]	533,250	0.5%
	IMG Worldwide, Inc., Term Loan
416,344	5.250%, 5/6/2021[a]	413,638	0.4%
	KAR Auction Services, Inc., Term Loan
379,050	4.250%, 3/9/2023[a]	379,838	0.3%
	Mohegan Tribal Gaming Authority, Term Loan
400,539	5.500%, 6/15/2018[a]	397,235	0.4%
	Scientific Games International, Inc., Term Loan
647,032	6.000%, 10/1/2021[a,b,c]	637,327	0.6%
	Other Securities^	1,541,288	1.3%

	Total	4,509,269

Consumer Non-Cyclical (4.2%)
	Albertson’s, LLC, Term Loan
600,000	4.750%, 6/22/2023[a,b,c]	598,350	0.5%
	LTF Merger Sub, Inc., Term Loan
398,910	4.250%, 6/10/2022[a]	388,938	0.3%
	McGraw-Hill Global Education Holdings, LLC, Term Loan
465,000	5.000%, 5/4/2022[a]	463,721	0.4%
	MultiPlan, Inc., Term Loan
550,000	5.000%, 6/7/2023[a]	551,237	0.5%
	Ortho-Clinical Diagnostics, Inc., Term Loan
436,466	4.750%, 6/30/2021[a]	412,098	0.4%
	Valeant Pharmaceuticals International, Inc., Term Loan
786,671	5.000%, 4/1/2022[a]	764,817	0.7%
	Other Securities^	1,541,462	1.4%

	Total	4,720,623

Energy (1.2%)
	Other Securities^	1,368,311	1.2%

	Total	1,368,311

Financials (1.3%)
	TransUnion, LLC, Term Loan
528,237	3.500%, 4/9/2021[a]	521,059	0.5%
	WaveDivision Holdings, LLC, Term Loan
386,778	4.000%, 10/15/2019[a]	385,648	0.3%
	Other Securities^	565,705	0.5%

	Total	1,472,412

Technology (2.8%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
847,875	4.250%, 2/1/2023[a]	848,273	0.8%
	ON Semiconductor Corporation, Term Loan
675,000	5.250%, 3/31/2023[a]	676,687	0.6%
	Western Digital Corporation, Term Loan
625,000	6.250%, 4/29/2023[a]	626,956	0.6%
	Other Securities^	947,797	0.8%

	Total	3,099,713

Transportation (1.0%)
	OSG Bulk Ships, Inc., Term Loan
451,491	5.250%, 8/5/2019[a]	433,431	0.4%
	Other Securities^	670,959	0.6%

	Total	1,104,390

Utilities (0.2%)
	Other Securities^	184,633	0.2%

	Total	184,633

	Total Bank Loans (cost $27,494,126)	26,394,181

	Long-Term Fixed Income (61.7%)
Asset-Backed Securities (4.0%)
	Other Securities^	4,397,332	4.0%

	Total	4,397,332

Basic Materials (0.5%)
	Other Securities^	586,854	0.5%

	Total	586,854

Capital Goods (1.8%)
	Other Securities^	1,991,606	1.8%

	Total	1,991,606

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (61.7%)	Value	% of Net Assets
Collateralized Mortgage Obligations (5.6%)
	Other Securities^	$6,361,687	5.6%

	Total	6,361,687

Commercial Mortgage-Backed Securities (0.2%)
	Other Securities^	200,758	0.2%

	Total	200,758

Communications Services (3.1%)
	Other Securities^	3,459,238	3.1%

	Total	3,459,238

Consumer Cyclical (2.9%)
	Other Securities^	3,187,472	2.9%

	Total	3,187,472

Consumer Non-Cyclical (2.7%)
	Other Securities^	2,960,928	2.7%

	Total	2,960,928

Energy (1.7%)
	Petrobras International Finance Company
92,000	5.750%, 1/20/2020	88,881	0.1%
	Petroleos Mexicanos
113,000	5.500%, 2/4/2019[d]	118,763	0.1%
	Other Securities^	1,687,607	1.5%

	Total	1,895,251

Financials (5.9%)
	Other Securities^	6,556,574	5.9%

	Total	6,556,574

Foreign Government (15.0%)
	Brazil Government International Bond
431,000	4.875%, 1/22/2021	454,059	0.4%
460,000	2.625%, 1/5/2023	419,290	0.4%
748,000	5.000% - 6.000%,
	1/15/2019 - 1/27/2045	745,211	0.7%
	Hungary Government International Bond
386,000	5.750%, 11/22/2023	439,422	0.4%
334,000	5.375%, 3/25/2024	373,078	0.3%
	Indonesia Government International Bond
810,000	5.125%, 1/15/2045[d]	859,360	0.8%
1,157,000	3.375% - 5.875%,
	5/5/2021 - 1/8/2026[d]	1,249,404	1.1%
	Mexico Government International Bond
411,000	4.125%, 1/21/2026	445,524	0.4%
1,677,000	3.600% - 6.050%,
	3/15/2022 - 1/23/2046	1,822,905	1.6%
	Peru Government International Bond
550,000	4.125%, 8/25/2027	603,625	0.5%
	Philippines Government International Bond
500,000	3.700%, 3/1/2041	557,190	0.5%
511,000	3.950% - 7.750%,
	1/14/2031 - 1/20/2040	684,508	0.6%
	Russia Government International Bond
700,000	5.000%, 4/29/2020[d]	755,244	0.7%
560,000	4.875%, 9/16/2023[d]	610,814	0.5%
735,550	3.500% - 7.500%,
	1/16/2019 - 4/4/2042[d]	837,024	0.8%
	Turkey Government International Bond
650,000	7.000%, 6/5/2020	737,211	0.7%
325,000	6.625%, 2/17/2045	394,686	0.4%
1,539,000	4.250% - 7.500%,
	11/7/2019 - 4/16/2043	1,645,317	1.6%
	Other Securities^	3,125,952	2.6%

	Total	16,759,824

Mortgage-Backed Securities (12.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
850,000	3.000%, 7/1/2031[c]	891,670	0.8%
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
32,172	5.500%, 9/1/2024	35,822	<0.1%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 7/1/2046[c]	802,734	0.7%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
500,000	2.500%, 8/1/2028[c]	516,513	0.5%
1,250,000	2.500%, 7/1/2031[c]	1,293,237	1.2%
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
239,064	6.000%, 8/1/2024	272,991	0.2%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,525,000	3.500%, 7/1/2046[c]	4,774,582	4.3%
3,000,000	4.000%, 7/1/2046[c]	3,216,476	2.9%
1,325,000	4.500%, 7/1/2046[c]	1,446,314	1.3%
800,000	3.500%, 8/1/2046[c]	842,969	0.8%

	Total	14,093,308

Technology (1.5%)
	Other Securities^	1,673,151	1.5%

	Total	1,673,151

Transportation (0.5%)
	Other Securities^	565,702	0.5%

	Total	565,702

U.S. Government and Agencies (2.0%)
	U.S. Treasury Notes
1,000,000	1.875%, 6/30/2020	1,038,281	0.9%
1,070,000	2.125%, 6/30/2022	1,128,181	1.0%
100,000	1.625%, 2/15/2026	101,125	0.1%

	Total	2,267,587

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (61.7%)	Value	% of Net Assets
Utilities (1.6%)
	Other Securities^	$1,797,387	1.6%

	Total	1,797,387

	Total Long-Term Fixed Income (cost $67,800,336)	68,754,659

Shares	Registered Investment Companies (8.1%)
Equity Funds/ETFs (0.2%)
	Other Securities^	195,608	0.2%

	Total	195,608

Fixed Income Funds/ETFs (7.9%)
9,022	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,038,883	0.9%
175,280	PowerShares Senior Loan Portfolio	4,026,182	3.6%
31,830	Vanguard Short-Term Corporate Bond ETF	2,573,137	2.3%
	Other Securities^	1,169,279	1.1%

	Total	8,807,481

	Total Registered Investment Companies (cost $9,167,055)	9,003,089

	Preferred Stock (2.0%)
Consumer Staples (0.1%)
	Other Securities^	66,348	0.1%

	Total	66,348

Financials (1.9%)
	Other Securities^	2,121,576	1.9%

	Total	2,121,576

	Total Preferred Stock (cost $2,064,224)	2,187,924

	Common Stock (0.5%)
Energy (<0.1%)
	Other Securities^	29,497	<0.1%

	Total	29,497

Financials (0.5%)
	Other Securities^	553,296	0.5%

	Total	553,296

	Total Common Stock (cost $649,143)	582,793

Shares or Principal Amount	Short-Term Investments (17.4%)[e]
	Thrivent Core Short-Term Reserve Fund
1,930,829	0.580%	19,308,288	17.3%
	Other Securities^	99,936	0.1%

	Total Short-Term Investments (cost $19,408,194)	19,408,224

	Total Investments (cost $126,583,078) 113.4%	$126,330,870

	Other Assets and Liabilities, Net (13.4%)	(14,907,884)

	Total Net Assets 100.0%	$111,422,986

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $15,412,045 or 13.8% of total net assets.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Opportunity Income Plus Portfolio held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $2,340,386 or 2.1% of total net assets.

Definitions:

ETF -	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,054,910
Gross unrealized depreciation	(2,296,181)

Net unrealized appreciation (depreciation)	$(241,271)

Cost for federal income tax purposes	$126,572,141

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,401,182	—	1,200,019	201,163
Capital Goods	619,463	—	619,463	—
Communications Services	7,914,185	—	7,122,629	791,556
Consumer Cyclical	4,509,269	—	4,509,269	—
Consumer Non-Cyclical	4,720,623	—	4,720,623	—
Energy	1,368,311	—	1,086,267	282,044
Financials	1,472,412	—	1,345,925	126,487
Technology	3,099,713	—	3,099,713	—
Transportation	1,104,390	—	670,959	433,431
Utilities	184,633	—	184,633	—
Long-Term Fixed Income
Asset-Backed Securities	4,397,332	—	4,096,081	301,251
Basic Materials	586,854	—	586,854	—
Capital Goods	1,991,606	—	1,991,606	—
Collateralized Mortgage Obligations	6,361,687	—	6,361,687	—
Commercial Mortgage-Backed Securities	200,758	—	200,758	—
Communications Services	3,459,238	—	3,459,238	—
Consumer Cyclical	3,187,472	—	3,187,472	—
Consumer Non-Cyclical	2,960,928	—	2,960,928	—
Energy	1,895,251	—	1,895,251	—
Financials	6,556,574	—	6,556,574	—
Foreign Government	16,759,824	—	16,759,824	—
Mortgage-Backed Securities	14,093,308	—	14,093,308	—
Technology	1,673,151	—	1,673,151	—
Transportation	565,702	—	565,702	—
U.S. Government and Agencies	2,267,587	—	2,267,587	—
Utilities	1,797,387	—	1,797,387	—
Registered Investment Companies
Fixed Income Funds/ETFs	8,807,481	8,807,481	—	—
Equity Funds/ETFs	195,608	195,608	—	—
Preferred Stock
Consumer Staples	66,348	—	66,348	—
Financials	2,121,576	967,577	1,153,999	—
Common Stock
Energy	29,497	29,497	—	—
Financials	553,296	553,296	—	—
Short-Term Investments	99,936	—	99,936	—

Subtotal Investments in Securities	$107,022,582	$10,553,459	$94,333,191	$2,135,932

Other Investments *	Total
Short-Term Investments	19,308,288

Subtotal Other Investments	$19,308,288

Total Investments at Value	$126,330,870

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	124,051	124,051	—	—

Total Asset Derivatives	$124,051	$124,051	$—	$—

Liability Derivatives
Futures Contracts	186,156	186,156	—	—

Total Liability Derivatives	$186,156	$186,156	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $99,936 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(23)	September 2016	($2,974,833)	($3,058,641)	($83,808)
CBOT 2-Yr. U.S. Treasury Note	(33)	September 2016	(7,187,712)	(7,237,828)	(50,116)
CBOT 5-Yr. U.S. Treasury Note	3	September 2016	360,220	366,492	6,272
CBOT U.S. Long Bond	(5)	September 2016	(815,374)	(861,718)	(46,344)
CME Ultra Long Term U.S. Treasury Bond	10	September 2016	1,745,971	1,863,750	117,779
Ultra 10-Yr. U.S. Treasury Note	(4)	September 2016	(576,800)	(582,688)	(5,888)
Total Futures Contracts					($62,105)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$124,051
Total Interest Rate Contracts		124,051

Total Asset Derivatives		$124,051

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	186,156
Total Interest Rate Contracts		186,156

Total Liability Derivatives		$186,156

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	181,354
Total Interest Rate Contracts		181,354
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(10,495)
Total Credit Contracts		(10,495)

Total		$170,859

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(82,273)
Total Interest Rate Contracts		(82,273)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	9,568
Total Credit Contracts		9,568

Total		($72,705)

The following table presents Opportunity Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$15,472,660	14.9%	N/A	N/A
Credit Contracts	N/A	N/A	$1,999	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Short Term Investment	$19,671,931	$25,619,463	$45,291,394	—	$—	$18,046
Core Short-Term Reserve Fund	—	36,923,877	17,615,589	1,930,829	19,308,288	15,067
Total Value and Income Earned	$19,671,931				$19,308,288	$33,113

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (92.5%)	Value
Biotechnology (32.4%)
55,127	Acceleron Pharma, Inc.[a]	$1,873,216
61,106	Alder Biopharmaceuticals, Inc.[a]	1,525,817
53,900	Alexion Pharmaceuticals, Inc.[a]	6,293,364
631,491	Amicus Therapeutics, Inc.[a]	3,447,941
100,068	BioMarin Pharmaceutical, Inc.[a]	7,785,290
91,000	Celgene Corporation[a]	8,975,330
103,600	Gilead Sciences, Inc.	8,642,312
155,317	Global Blood Therapeutics, Inc.[a]	2,576,709
46,800	Incyte Corporation[a]	3,743,064
144,441	Neurocrine Biosciences, Inc.[a]	6,564,843
151,046	Portola Pharmaceuticals, Inc.[a]	3,564,686
130,610	PTC Therapeutics, Inc.[a]	916,882
42,000	Vertex Pharmaceuticals, Inc.[a]	3,612,840

	Total	59,522,294

Health Care Equipment (13.9%)
42,000	ABIOMED, Inc.[a]	4,590,180
54,586	Dexcom, Inc.[a]	4,330,307
4,375	Intuitive Surgical, Inc.[a]	2,893,669
90,100	Medtronic plc	7,817,977
271,547	NxStage Medical, Inc.[a]	5,887,139

	Total	25,519,272

Health Care Facilities (2.0%)
66,200	Acadia Healthcare Company, Inc.[a]	3,667,480

	Total	3,667,480

Health Care Services (4.4%)
91,440	Adeptus Health, Inc.[a]	4,723,790
213,287	Teladoc, Inc.[a]	3,416,858

	Total	8,140,648

Health Care Supplies (1.6%)
37,006	Align Technology, Inc.[a]	2,980,833

	Total	2,980,833

Managed Health Care (2.2%)
28,500	UnitedHealth Group, Inc.	4,024,200

	Total	4,024,200

Pharmaceuticals (36.0%)
120,783	Aspen Pharmacare Holdings, Ltd.[a]	2,979,601
106,800	Eli Lilly and Company	8,410,500
158,100	Merck & Company, Inc.	9,108,141
85,291	Mylan NVa	3,687,983
90,155	Novo Nordisk AS ADR	4,848,536
251,600	Pfizer, Inc.	8,858,836
28,883	Roche Holding AG-Genusschein	7,621,641
117,593	Sagent Pharmaceuticals, Inc.[a]	1,761,543
26,745	Sawai Pharmaceutical Company, Ltd.	2,073,245
44,589	Shire Pharmaceuticals Group plc ADR	8,207,943
173,081	Teva Pharmaceutical Industries, Ltd. ADR	8,693,859

	Total	66,251,828

	Total Common Stock (cost $173,772,925)	170,106,555

Shares or Principal Amount	Short-Term Investments (7.8%)[b]
	Federal Agricultural Mortgage Corporation Discount Notes
4,290,000	0.200%, 7/1/2016	4,290,000
	Federal Home Loan Bank Discount Notes
300,000	0.270%, 7/8/2016	299,990
600,000	0.290%, 7/13/2016	599,966
	Thrivent Core Short-Term Reserve Fund
919,224	0.580%	9,192,237

	Total Short-Term Investments (cost $14,382,163)	14,382,193

	Total Investments (cost $188,155,088) 100.3%	$184,488,748

	Other Assets and Liabilities, Net (0.3%)	(496,043)

	Total Net Assets 100.0%	$183,992,705

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,082,286
Gross unrealized depreciation	(17,392,643)

Net unrealized appreciation (depreciation)	$(4,310,357)

Cost for federal income tax purposes	$188,799,105

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Partner Healthcare Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	59,522,294	59,522,294	—	—
Health Care Equipment	25,519,272	25,519,272	—	—
Health Care Facilities	3,667,480	3,667,480	—	—
Health Care Services	8,140,648	8,140,648	—	—
Health Care Supplies	2,980,833	2,980,833	—	—
Managed Health Care	4,024,200	4,024,200	—	—
Pharmaceuticals	66,251,828	53,577,341	12,674,487	—
Short-Term Investments	5,189,956	—	5,189,956	—

Subtotal Investments in Securities	$175,296,511	$157,432,068	$17,864,443	$—

Other Investments *	Total
Short-Term Investments	9,192,237

Subtotal Other Investments	$9,192,237

Total Investments at Value	$184,488,748

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Short Term Investment	$12,518,371	$32,171,600	$44,689,971	—	$—	$4,459
Core Short-Term Reserve Fund	—	17,498,769	8,306,532	919,224	9,192,237	5,673
Total Value and Income Earned	$12,518,371				$9,192,237	$10,132

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (92.1%)	Value
Brazil (9.7%)
166,467	Banco Bradesco SA ADR	$1,300,107
42,900	BRF SA	598,968
107,805	Lojas Renner SA	797,723
38,756	Multiplan Empreendimentos Imobiliarios SA	726,306
59,800	Ultrapar Participacoes SA	1,321,732
52,660	Vale SA ADR[a]	266,459

	Total	5,011,295

Chile (1.1%)
28,670	Banco Santander Chile SA ADR	555,338

	Total	555,338

China (1.2%)
890,000	PetroChina Company, Ltd.	613,422

	Total	613,422

Hong Kong (11.7%)
305,000	AIA Group, Ltd.	1,834,186
141,000	China Mobile, Ltd.	1,629,144
236,000	Hang Lung Group, Ltd.	711,025
132,000	Hang Lung Properties, Ltd.	266,679
17,383	Hong Kong Exchanges and Clearing, Ltd.	423,547
71,000	Swire Pacific, Ltd., Class A	802,388
100,000	Swire Pacific, Ltd., Class B	198,205
59,500	Swire Properties, Ltd.	158,532

	Total	6,023,706

Hungary (1.2%)
30,710	Richter Gedeon Nyrt	610,825

	Total	610,825

India (15.8%)
5,200	Grasim Industries, Ltd.	360,252
4,350	Grasim Industries, Ltd. GDR	300,294
15,800	Hero Motocorp, Ltd.	746,207
67,000	Hindustan Unilever, Ltd.	893,682
98,639	Housing Development Finance Corporation	1,837,698
263,000	ICICI Bank, Ltd.	941,309
68,600	Infosys, Ltd.	1,190,510
222,893	ITC, Ltd.	1,220,315
6,400	Tata Consultancy Services Limited	242,555
8,947	Ultra Tech Cement, Ltd.	453,455

	Total	8,186,277

Indonesia (5.5%)
3,710,000	Astra International Tbk PT	2,091,556
568,900	Indocement Tunggal Prakarsa Tbk PT	731,627

	Total	2,823,183

Luxembourg (1.5%)
26,965	Tenaris SA ADR[a]	777,671

	Total	777,671

Malaysia (1.7%)
256,470	CIMB Group Holdings Berhad	278,964
120,000	Public Bank Berhad	578,215

	Total	857,179

Mexico (8.1%)
17,400	Fomento Economico Mexicano SAB de CV ADR	1,609,326
4,800	Grupo Aeroportuario del Sureste SAB de CV ADR	765,840
285,577	Grupo Financiero Banorte SAB de CV ADR	1,596,071
97,300	Organizacion Soriana SAB de CVb	232,466

	Total	4,203,703

Philippines (4.2%)
28,000	Ayala Corporation	506,661
917,900	Ayala Land, Inc.	761,422
426,862	Bank of the Philippine Islands	883,881

	Total	2,151,964

Poland (1.4%)
21,319	Bank Pekao SA	744,338

	Total	744,338

Portugal (1.3%)
41,629	Jeronimo Martins SGPS SA	656,565

	Total	656,565

Russia (3.5%)
25,186	Lukoil ADR	1,054,126
5,519	Magnit PJSC	778,275

	Total	1,832,401

South Africa (3.3%)
53,921	Massmart Holdings, Ltd.	460,600
40,564	MTN Group, Ltd.	394,216
142,193	Truworths International, Ltd.	827,483

	Total	1,682,299

South Korea (1.6%)
3,170	E-Mart Company, Ltd.	478,362
566	NAVER Corporation	350,646

	Total	829,008

Taiwan (5.4%)
175,400	Taiwan Mobile Company, Ltd.	613,065
433,499	Taiwan Semiconductor Manufacturing Company, Ltd.	2,184,704

	Total	2,797,769

Thailand (4.4%)
85,500	Siam Cement pcl	1,161,238
282,800	Siam Commercial Bank pcl	1,124,268

	Total	2,285,506

Turkey (4.7%)
331,433	Akbank TAS	949,926
37,036	BIM Birlesik Magazalar AS	722,288
292,190	Turkiye Garanti Bankasi AS	771,800

	Total	2,444,014

United Kingdom (3.2%)
21,386	BHP Billiton plc	266,661
13,507	SABMiller plc	781,412

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (92.1%)	Value
United Kingdom (3.2%) - continued
77,303	Standard Chartered plc	$586,499

	Total	1,634,572

United States (1.6%)
9,800	Yum! Brands, Inc.	812,616

	Total	812,616

	Total Common Stock (cost $44,042,949)	47,533,651

	Preferred Stock (5.3%)

Brazil (0.5%)
71,605	Vale SA ADR	287,136

	Total	287,136

South Korea (4.8%)
2,382	Samsung Electronics Company, Ltd.	2,457,242

	Total	2,457,242

	Total Preferred Stock (cost $2,178,604)	2,744,378

	Collateral Held for Securities Loaned (0.6%)
324,150	Thrivent Cash Management Trust	324,150

	Total Collateral Held for Securities Loaned (cost $324,150)	324,150

Shares or Principal Amount	Short-Term Investments (2.4%)[c]
	Thrivent Core Short-Term Reserve Fund
124,210	0.580%	1,242,099

	Total Short-Term Investments (cost $1,242,099)	1,242,099

	Total Investments (cost $47,787,802) 100.4%	$51,844,278

	Other Assets and Liabilities, Net (0.4%)	(215,085)

	Total Net Assets 100.0%	$51,629,193

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Emerging Markets Equity Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$326,973

Total lending	$326,973
Gross amount payable upon return of collateral for securities loaned	$324,150

Net amounts due to counterparty	$(2,823)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,124,615
Gross unrealized depreciation	(7,238,660)

Net unrealized appreciation (depreciation)	$3,885,955

Cost for federal income tax purposes	$47,958,323

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,986,413	812,616	5,173,797	—
Consumer Staples	7,721,431	1,609,326	6,112,105	—
Energy	3,766,951	777,671	2,989,280	—
Financials	17,734,977	1,855,445	15,879,532	—
Health Care	610,825	—	610,825	—
Industrials	1,928,480	765,840	1,162,640	—
Information Technology	3,968,415	—	3,968,415	—
Materials	3,179,734	266,459	2,913,275	—
Telecommunications Services	2,636,425	—	2,636,425	—
Preferred Stock
Information Technology	2,457,242	—	2,457,242	—
Materials	287,136	287,136	—	—

Subtotal Investments in Securities	$50,278,029	$6,374,493	$43,903,536	$—

Other Investments *	Total
Short-Term Investments	1,242,099
Collateral Held for Securities Loaned	324,150

Subtotal Other Investments	$1,566,249

Total Investments at Value	$51,844,278

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust- Collateral Investment	$212,275	$4,890,106	$4,778,231	324,150	$324,150	$4,826
Cash Management Trust-Short Term Investment	965,123	2,338,068	3,303,191	—	—	986
Core Short-Term Reserve Fund	—	2,487,479	1,245,380	124,210	1,242,099	843
Total Value and Income
Earned	$1,177,398				$1,566,249	$6,655

The accompanying Notes to Financial Statements are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (0.9%)
43,400	Hilton Worldwide Holdings, Inc.	$977,802
8,206	Starwood Hotels & Resorts Worldwide, Inc.	606,834

	Total	1,584,636

Diversified Real Estate Activities (<0.1%)
1,285	Alexander & Baldwin, Inc.	46,440

	Total	46,440

Diversified REITS (4.7%)
6,792	American Assets Trust, Inc.	288,252
5,000	Armada Hoffler Properties, Inc.	68,700
4,428	Brookfield Asset Management, Inc.	146,434
54,000	Cousins Properties, Inc.	561,600
29,919	Empire State Realty Trust, Inc.	568,162
20,176	First Potomac Realty Trust	185,619
32,493	Forest City Realty Trust, Inc.	724,919
32,803	Gramercy Property Trust	302,444
35,414	Lexington Realty Trust	358,035
22,643	Liberty Property Trust	899,380
24,100	NorthStar Realty Finance Corporation	275,463
4,970	PS Business Parks, Inc.	527,218
85,060	Spirit Realty Captial, Inc.	1,086,216
37,400	Store Capital Corporation	1,101,430
57,384	VEREIT, Inc.	581,874
9,515	Washington Real Estate Investment Trust	299,342
4,000	Whitestone REIT	60,320
10,500	Winthrop Realty Trust	92,295
3,450	WP Carey, Inc.	239,499

	Total	8,367,202

Health Care REITs (9.4%)
7,930	Care Capital Properties, Inc.	207,845
41,142	HCP, Inc.	1,455,604
36,562	Healthcare Realty Trust, Inc.[a]	1,279,304
27,769	Healthcare Trust of America, Inc.	898,050
7,022	LTC Properties, Inc.	363,248
26,614	Medical Properties Trust, Inc.	404,799
8,220	National Health Investors, Inc.	617,240
18,371	Omega Healthcare Investors, Inc.	623,696
44,020	Physicians Realty Trust	924,860
14,431	Sabra Health Care REIT, Inc.	297,784
22,822	Senior Housing Property Trust	475,382
52,720	Ventas, Inc.	3,839,070
70,952	Welltower, Inc.	5,404,414

	Total	16,791,296

Hotel & Resort REITs (4.5%)
6,000	Ashford Hospitality Prime, Inc.	84,840
9,928	Ashford Hospitality Trust, Inc.	53,313
24,156	Chatham Lodging Trust	530,949
21,883	Chesapeake Lodging Trust	508,780
33,895	DiamondRock Hospitality Company	306,072
24,593	FelCor Lodging Trust, Inc.	153,214
8,786	Hersha Hospitality Trust	150,680
10,749	Hospitality Properties Trust	309,571
154,129	Host Hotels & Resorts, Inc.	2,498,431
20,705	LaSalle Hotel Properties	488,224
6,000	MGM Growth Properties, LLC	160,080
27,974	Pebblebrook Hotel Trust	734,318
39,191	RLJ Lodging Trust	840,647
37,457	Summit Hotel Properties, Inc.	495,931
69,973	Sunstone Hotel Investors, Inc.	844,574

	Total	8,159,624

Industrial REITS (6.9%)
27,516	DCT Industrial Trust, Inc.	1,321,869
93,420	Duke Realty Corporation	2,490,577
6,524	EastGroup Properties, Inc.	449,634
37,896	First Industrial Realty Trust, Inc.	1,054,267
5,450	Monmouth Real Estate Investment Corporation	72,267
117,012	Prologis, Inc.	5,738,268
21,550	Rexford Industrial Realty, Inc.	454,490
21,700	STAG Industrial, Inc.	516,677
9,608	Terreno Realty Corporation	248,559

	Total	12,346,608

Information Technology (0.2%)
9,450	InterXion Holding NVb	348,516

	Total	348,516

Mortgage REITS (0.4%)
12,500	Apollo Commercial Real Estate Finance, Inc.	200,875
10,250	Blackstone Mortgage Trust, Inc.	283,618
10,250	Colony Capital, Inc.	157,337
6,050	Starwood Property Trust, Inc.	125,356

	Total	767,186

Office REITS (13.0%)
22,712	Alexandria Real Estate Equities, Inc.	2,351,146
41,168	Boston Properties, Inc.	5,430,059
41,430	Brandywine Realty Trust	696,024
17,297	City Office REIT, Inc.	224,515
19,857	Corporate Office Properties Trust	587,171
33,557	Douglas Emmett, Inc.	1,191,945
5,800	Franklin Street Properties Corporation	71,166
25,312	Highwoods Properties, Inc.	1,336,474
41,259	Hudson Pacific Properties, Inc.	1,203,938
23,563	Kilroy Realty Corporation	1,561,991
21,405	Mack-Cali Realty Corporation	577,935
27,200	New York REIT, Inc.	251,600
29,800	Paramount Group, Inc.	475,012
28,670	Parkway Properties, Inc.	479,649
16,963	Piedmont Office Realty Trust, Inc.	365,383
27,877	SL Green Realty Corporation	2,968,064
36,450	Vornado Realty Trust	3,649,374

	Total	23,421,446

Real Estate Services (0.2%)
6,619	CBRE Group, Inc.[b]	175,271
800	Jones Lang LaSalle, Inc.	77,960
3,000	Kennedy-Wilson Holdings, Inc.	56,880

	Total	310,111

Residential REITS (17.0%)
29,553	American Campus Communities, Inc.	1,562,467
35,800	American Homes 4 Rent	733,184
37,034	Apartment Investment & Management Company	1,635,421
34,054	AvalonBay Communities, Inc.	6,143,001
12,139	Bluerock Residential Growth REIT, Inc.	157,807

The accompanying Notes to Financial Statements are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (99.2%)	Value
Residential REITS (17.0%) - continued
24,331	Camden Property Trust	$2,151,347
13,638	Education Realty Trust, Inc.	629,257
21,928	Equity Lifestyle Properties, Inc.	1,755,336
85,090	Equity Residential	5,860,999
18,585	Essex Property Trust, Inc.	4,239,053
5,000	Independence Realty Trust, Inc.	40,900
13,674	Mid-America Apartment Communities, Inc.	1,454,914
11,735	Post Properties, Inc.	716,422
16,128	Sun Communities, Inc.	1,236,050
61,794	UDR, Inc.	2,281,435

	Total	30,597,593

Retail REITS (24.6%)
35,413	Acadia Realty Trust	1,257,870
15,300	Agree Realty Corporation	738,072
56,991	Brixmor Property Group, Inc.	1,507,982
21,739	CBL & Associates Properties, Inc.	202,390
11,320	Cedar Realty Trust, Inc.	84,108
83,206	DDR Corporation	1,509,357
32,224	Equity One, Inc.	1,036,968
16,595	Federal Realty Investment Trust	2,747,302
139,705	General Growth Properties, Inc.	4,166,003
65,987	Kimco Realty Corporation	2,070,672
18,436	Kite Realty Group Trust	516,761
23,791	Macerich Company	2,031,514
23,286	National Retail Properties, Inc.	1,204,352
12,026	Pennsylvania Real Estate Investment Trust	257,958
31,548	Ramco-Gershenson Properties Trust	618,656
10,750	Realty Income Corporation	745,620
29,792	Regency Centers Corporation	2,494,484
31,572	Retail Opportunity Investments Corporation	684,165
38,400	Retail Properties of America, Inc.	648,960
1,138	Saul Centers, Inc.	70,226
72,111	Simon Property Group, Inc.	15,640,876
21,363	Tanger Factory Outlet Centers, Inc.	858,365
14,847	Taubman Centers, Inc.	1,101,647
19,271	Urban Edge Properties	575,432
6,500	Urstadt Biddle Properties, Inc.	161,070
23,142	Weingarten Realty Investors	944,656
33,771	WP Glimcher, Inc.	377,898

	Total	44,253,364

Specialized REITS (17.4%)
24,697	American Tower Corporation	2,805,827
2,000	Communications Sales & Leasing, Inc.	57,800
6,696	CoreSite Realty Corporation	593,868
11,442	Crown Castle International Corporation	1,160,562
62,172	CubeSmart	1,919,871
26,200	CyrusOne, Inc.	1,458,292
31,768	Digital Realty Trust, Inc.	3,462,394
18,550	DuPont Fabros Technology, Inc.	881,867
6,532	EPR Properties	527,002
10,692	Equinix, Inc.	4,145,609
32,370	Extra Space Storage, Inc.	2,995,520
11,950	Gaming and Leisure Properties, Inc.	412,036
3,500	GEO Group, Inc.	119,630
4,957	Iron Mountain, Inc.	197,437
4,900	National Storage Affiliates Trust	102,018
5,182	Outfront Media, Inc.	125,249
27,183	Public Storage, Inc.	6,947,703
9,900	QTS Realty Trust, Inc.	554,202
16,486	Sovran Self Storage, Inc.	1,729,711
35,130	Weyerhaeuser Company	1,045,820

	Total	31,242,418

	Total Common Stock (cost $145,799,526)	178,236,440

	Registered Investment Companies (0.1%)
Equity Funds/ETFs (<0.1%)
10,000	Cohen & Steers Quality Income Realty Fund, Inc.	137,200

	Total	137,200

	Total Registered Investment Companies (cost $107,160)	137,200

Shares or Principal Amount	Short-Term Investments (0.6%)[c]
	Thrivent Core Short-Term Reserve Fund
116,601	0.580%	1,166,007

	Total Short-Term Investments (cost $1,166,007)	1,166,007

	Total Investments (cost $147,072,693) 99.9%	$179,539,647

	Other Assets and Liabilities, Net 0.1%	151,178

	Total Net Assets 100.0%	$179,690,825

a	Denotes investments purchased on a when-issued or delayed delivery basis.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$44,254,908
Gross unrealized depreciation	(12,015,377)

Net unrealized appreciation (depreciation)	$32,239,531

Cost for federal income tax purposes	$147,300,116

The accompanying Notes to Financial Statements are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Real Estate Securities Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,584,636	1,584,636	—	—
Diversified Real Estate Activities	46,440	46,440	—	—
Diversified REITS	8,367,202	8,367,202	—	—
Health Care REITs	16,791,296	16,791,296	—	—
Hotel & Resort REITs	8,159,624	8,159,624	—	—
Industrial REITS	12,346,608	12,346,608	—	—
Information Technology	348,516	348,516	—	—
Mortgage REITS	767,186	767,186	—	—
Office REITS	23,421,446	23,421,446	—	—
Real Estate Services	310,111	310,111	—	—
Residential REITS	30,597,593	30,597,593	—	—
Retail REITS	44,253,364	44,253,364	—	—
Specialized REITS	31,242,418	31,242,418	—	—
Registered Investment Companies
Equity Funds/ETFs	137,200	137,200	—	—

Subtotal Investments in Securities	$178,373,640	$178,373,640	$—	$—

Other Investments *	Total
Short-Term Investments	1,166,007

Subtotal Other Investments	$1,166,007

Total Investments at Value	$179,539,647

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Short Term Investment	$1,707,534	$5,800,848	$7,508,382		$—	$748
Core Short-Term Reserve Fund	—	3,602,751	2,436,744	116,601	1,166,007	464
Total Value and Income Earned	$1,707,534				$1,166,007	$1,212

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (91.5%)	Value
Consumer Discretionary (9.3%)
77,318	Aaron’s, Inc.	$1,692,491
77,190	Cedar Fair, LP	4,463,126
105,196	Core-Mark Holding Company, Inc.	4,929,484
82,990	G-III Apparel Group, Ltd.[a]	3,794,303
182,820	Houghton Mifflin Harcourt Company[a]	2,857,477
109,671	MDC Partners, Inc.[b]	2,005,883
284,100	Nutrisystem, Inc.	7,204,776
62,060	Oxford Industries, Inc.	3,513,837
65,490	Papa John’s International, Inc.	4,453,320
65,200	Penn National Gaming, Inc.[a]	909,540
371,272	Tuesday Morning Corporation[a]	2,606,329
35,060	Zoe’s Kitchen, Inc.[a,b]	1,271,626

	Total	39,702,192

Consumer Staples (2.0%)
34,811	Casey’s General Stores, Inc.	4,577,995
89,600	WhiteWave Foods Company[a]	4,205,824

	Total	8,783,819

Energy (4.4%)
435,820	Callon Petroleum Company[a]	4,894,259
183,940	Parsley Energy, Inc.[a]	4,977,416
179,580	RPC, Inc.[a,b]	2,788,877
38,500	RSP Permian, Inc.[a]	1,343,265
519,070	WPX Energy, Inc.[a]	4,832,542

	Total	18,836,359

Financials (24.4%)
12,230	Affiliated Managers Group, Inc.[a]	1,721,617
84,170	Allied World Assurance Company Holdings AG	2,957,734
87,070	American Assets Trust, Inc.	3,695,251
125,548	Ameris Bancorp	3,728,776
95,008	Argo Group International Holdings, Ltd.	4,930,915
230,822	Assured Guaranty, Ltd.	5,855,954
46,730	BancorpSouth, Inc.	1,060,304
207,281	BBCN Bancorp, Inc.	3,092,632
246,908	CoBiz Financial, Inc.	2,888,824
366,650	Hanmi Financial Corporation	8,612,608
148,267	Horace Mann Educators Corporation	5,009,942
136,877	Houlihan Lokey, Inc.	3,061,938
16,645	Infinity Property & Casualty Corporation	1,342,586
419,399	Janus Capital Group, Inc.	5,838,034
22,460	Mid-America Apartment Communities, Inc.	2,389,744
119,760	PacWest Bancorp	4,764,053
135,850	Parkway Properties, Inc.	2,272,770
41,791	Pebblebrook Hotel Trust	1,097,014
113,850	Physicians Realty Trust	2,391,988
138,680	Primerica, Inc.[b]	7,938,043
109,470	Renasant Corporation	3,539,165
17,580	Sovran Self Storage, Inc.	1,844,494
140,055	Stifel Financial Corporation[a]	4,404,730
20,010	SVB Financial Group[a]	1,904,152
223,630	Synovus Financial Corporation	6,483,034
233,360	Talmer Bancorp, Inc.	4,473,511
197,720	Terreno Realty Corporation	5,115,016
102,830	United Community Banks, Inc.	1,880,761

	Total	104,295,590

Health Care (10.3%)
101,530	Akorn, Inc.[a]	2,892,082
27,040	Align Technology, Inc.[a]	2,178,072
46,010	Analogic Corporation	3,655,034
229,250	Depomed, Inc.[a,b]	4,497,885
64,372	ExamWorks Group, Inc.[a]	2,243,364
49,010	Neurocrine Biosciences, Inc.[a]	2,227,505
102,473	NuVasive, Inc.[a]	6,119,688
169,380	Omnicell, Inc.[a]	5,797,877
97,050	PerkinElmer, Inc.	5,087,361
37,070	Teleflex, Inc.	6,572,882
34,384	West Pharmaceutical Services, Inc.	2,609,058

	Total	43,880,808

Industrials (19.0%)
98,820	AZZ, Inc.	5,927,224
140,510	BWX Technologies, Inc.	5,026,043
70,381	CLARCOR, Inc.	4,281,276
95,830	Curtiss-Wright Corporation	8,073,677
222,254	EMCOR Group, Inc.	10,948,232
176,772	Granite Construction, Inc.	8,051,965
36,324	HNI Corporation	1,688,703
38,516	Huron Consulting Group, Inc.[a]	2,327,137
95,318	MSA Safety, Inc.	5,007,055
93,890	Oshkosh Corporation	4,479,492
28,070	Proto Labs, Inc.[a,b]	1,615,709
236,830	Raven Industries, Inc.	4,485,560
24,844	Ritchie Brothers Auctioneers, Inc.	839,230
104,500	Tennant Company	5,629,415
205,200	TransUnion[a]	6,861,888
78,544	Waste Connections, Inc.	5,659,095

	Total	80,901,701

Information Technology (17.2%)
99,945	Arista Networks, Inc.[a,b]	6,434,459
244,570	Booz Allen Hamilton Holding Corporation	7,249,055
126,690	Broadridge Financial Solutions, Inc.	8,260,188
47,813	CACI International, Inc.[a]	4,322,773
54,920	Criteo SA ADR[a,b]	2,521,926
40,120	DST Systems, Inc.	4,671,172
52,230	Envestnet, Inc.[a]	1,739,781
32,180	FEI Company	3,439,398
121,990	Finisar Corporation[a]	2,136,045
74,160	Guidewire Software, Inc.[a]	4,580,122
42,070	M/A-COM Technology Solutions Holdings, Inc.[a]	1,387,469
268,830	Microsemi Corporation[a]	8,785,364
222,740	National Instruments Corporation	6,103,076
181,965	Pegasystems, Inc.	4,903,957
23,218	Q2 Holdings, Inc.[a]	650,568
215,687	Virtusa Corporation[a]	6,229,041

	Total	73,414,394

Materials (3.3%)
61,770	Balchem Corporation	3,684,580
96,413	Chemtura Corporation[a]	2,543,375
47,500	FMC Corporation	2,199,725
78,522	Scotts Miracle-Gro Company	5,489,473

	Total	13,917,153

Utilities (1.6%)
17,993	PNM Resources, Inc.	637,672

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (91.5%)	Value
86,363	Spire, Inc.	$6,117,955

	Total	6,755,627

	Total Common Stock (cost $337,262,897)	390,487,643

	Registered Investment Companies (6.2%)
Equity Funds/ETFs (6.2%)
31,030	iShares Russell 2000 Growth Index Fund	4,256,695
55,700	iShares Russell 2000 Index Fund	6,403,829
43,820	iShares Russell 2000 Value Index Fund	4,263,686
121,470	Materials Select Sector SPDR Fund	5,628,920
46,210	SPDR S&P Biotech ETF	2,499,499
43,627	Utilities Select Sector SPDR Fund	2,289,109
32,550	VanEck Vectors Oil Services ETF[b]	952,087

	Total	26,293,825

	Total Registered Investment Companies (cost $25,212,833)	26,293,825

	Collateral Held for Securities Loaned (6.3%)
26,684,025	Thrivent Cash Management Trust	26,684,025

	Total Collateral Held for Securities Loaned (cost $26,684,025)	26,684,025

Shares or Principal Amount	Short-Term Investments (1.8%)[c]
	Federal Home Loan Bank Discount Notes
6,600,000	0.385%, 9/7/2016	6,596,509
1,200,000	0.380%, 9/14/2016	1,199,300
	Thrivent Core Short-Term Reserve Fund
<1	0.580%	1

	Total Short-Term Investments (cost $7,794,251)	7,795,810

	Total Investments (cost $396,954,006) 105.8%	$451,261,303

	Other Assets and Liabilities, Net (5.8%)	(24,658,559)

	Total Net Assets 100.0%	$426,602,744

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$26,403,740

Total lending	$26,403,740
Gross amount payable upon return of collateral for securities loaned	$26,684,025

Net amounts due to counterparty	$280,285

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$64,325,733
Gross unrealized depreciation	(9,994,447)

Net unrealized appreciation (depreciation)	$54,331,286

Cost for federal income tax purposes	$396,930,017

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Small Cap Stock Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	39,702,192	39,702,192	—	—
Consumer Staples	8,783,819	8,783,819	—	—
Energy	18,836,359	18,836,359	—	—
Financials	104,295,590	104,295,590	—	—
Health Care	43,880,808	43,880,808	—	—
Industrials	80,901,701	80,901,701	—	—
Information Technology	73,414,394	73,414,394	—	—
Materials	13,917,153	13,917,153	—	—
Utilities	6,755,627	6,755,627	—	—
Registered Investment Companies
Equity Funds/ETFs	26,293,825	26,293,825	—	—
Short-Term Investments	7,795,809	—	7,795,809	—

Subtotal Investments in Securities	$424,577,277	$416,781,468	$7,795,809	$—

Other Investments *	Total
Short-Term Investments	1
Collateral Held for Securities Loaned	26,684,025

Subtotal Other Investments	$26,684,026

Total Investments at Value	$451,261,303

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$40,959,020	$121,613,600	$135,888,595	26,684,025	$26,684,025	$95,598
Cash Management Trust-Short Term Investment	12,996,171	43,066,107	56,062,278	—	—	9,227
Core Short-Term Reserve Fund	—	26,966,217	26,966,216	1	1	6,652
Total Value and Income Earned	$53,955,191				$26,684,026	$111,477

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

			% of Net
Shares	Common Stock (96.4%)	Value	Assets
Consumer Discretionary (13.5%)
22,560	Core-Mark Holding Company, Inc.	$1,057,162	0.3%
26,590	Five Below, Inc.[a]	1,234,042	0.4%
	Other Securities^	39,942,526	12.8%

	Total	42,233,730

Consumer Staples (2.8%)
30,790	B&G Foods, Inc.	1,484,078	0.5%
79,160	Darling Ingredients, Inc.[a]	1,179,484	0.4%
	Other Securities^	6,208,053	1.9%

	Total	8,871,615

Energy (2.8%)
22,320	PDC Energy, Inc.[a]	1,285,855	0.4%
30,950	U.S. Silica Holdings, Inc.[b]	1,066,847	0.3%
	Other Securities^	6,538,245	2.1%

	Total	8,890,947

Financials (22.4%)
34,928	Acadia Realty Trust	1,240,643	0.4%
14,900	CoreSite Realty Corporation	1,321,481	0.4%
15,730	EastGroup Properties, Inc.	1,084,112	0.3%
31,760	First Financial Bankshares, Inc.[b]	1,041,410	0.3%
35,936	GEO Group, Inc.	1,228,292	0.4%
58,640	Home BancShares, Inc.	1,160,486	0.4%
40,675	Kite Realty Group Trust	1,140,120	0.4%
102,159	Lexington Realty Trust	1,032,827	0.3%
32,939	MB Financial, Inc.	1,195,027	0.4%
25,830	ProAssurance Corporation	1,383,196	0.4%
49,090	Retail Opportunity Investments Corporation	1,063,780	0.3%
18,480	RLI Corporation	1,271,054	0.4%
28,010	Selective Insurance Group, Inc.	1,070,262	0.3%
20,250	UMB Financial Corporation	1,077,502	0.3%
31,250	United Bankshares, Inc.[b]	1,172,187	0.4%
25,820	Wintrust Financial Corporation	1,316,820	0.4%
	Other Securities^	50,992,231	16.6%

	Total	69,791,430

Health Care (12.4%)
17,345	Cantel Medical Corporation	1,192,122	0.4%
8,090	Chemed Corporation	1,102,748	0.4%
14,210	Integra LifeSciences Holdings Corporation[a]	1,133,674	0.4%
9,210	Ligand Pharmaceuticals, Inc.[a,b]	1,098,477	0.3%
21,400	Masimo Corporation[a]	1,123,821	0.4%
34,180	Medicines Company[a,b]	1,149,474	0.4%
27,860	Medidata Solutions, Inc.[a]	1,305,798	0.4%
24,190	NuVasive, Inc.[a]	1,444,627	0.5%
	Other Securities^	29,065,835	9.2%

	Total	38,616,576

Industrials (16.8%)
15,100	Dycom Industries, Inc.[a]	1,355,376	0.4%
20,900	EnerSys	1,242,923	0.4%
35,157	Healthcare Services Group, Inc.	1,454,797	0.5%
17,360	WageWorks, Inc.[a]	1,038,302	0.3%
	Other Securities^	47,468,795	15.2%

	Total	52,560,193

Information Technology (15.0%)
23,170	Blackbaud, Inc.	1,573,243	0.5%
11,690	CACI International, Inc.[a]	1,056,893	0.3%
30,200	Cirrus Logic, Inc.[a]	$1,171,458	0.4%
11,870	Coherent, Inc.[a]	1,089,429	0.4%
10,930	Littelfuse, Inc.	1,291,817	0.4%
25,930	MKS Instruments, Inc.	1,116,546	0.4%
18,020	Monolithic Power Systems, Inc.	1,231,126	0.4%
41,190	Take-Two Interactive Software, Inc.[a]	1,561,925	0.5%
	Other Securities^	36,761,800	11.7%

	Total	46,854,237

Materials (5.1%)
24,050	H.B. Fuller Company	1,057,959	0.3%
	Other Securities^	14,847,414	4.8%

	Total	15,905,373

Telecommunications Services (1.4%)
	Other Securities^	4,257,266	1.4%

	Total	4,257,266

Utilities (4.2%)
22,693	ALLETE, Inc.	1,466,648	0.5%
31,140	Avista Corporation	1,395,072	0.4%
23,700	NorthWestern Corporation	1,494,759	0.5%
39,900	Piedmont Natural Gas Company, Inc.	2,398,788	0.8%
38,960	South Jersey Industries, Inc.	1,231,915	0.4%
22,470	Spire, Inc.	1,591,775	0.5%
	Other Securities^	3,425,650	1.1%

	Total	13,004,607

	Total Common Stock (cost $238,340,258)	300,985,974

	Collateral Held for Securities Loaned (7.1%)
22,383,665	Thrivent Cash Management Trust	22,383,665	7.1%

	Total Collateral Held for Securities Loaned (cost $22,383,665)	22,383,665

Shares or Principal Amount	Short-Term Investments (2.7%)[c]
	Federal Home Loan Bank Discount Notes
2,000,000	0.335%, 7/20/2016[d]	1,999,820	0.7%
	Thrivent Core Short-Term Reserve Fund
635,612	0.580%	6,356,118	2.0%

	Total Short-Term Investments (cost $8,355,765)	8,355,938

	Total Investments (cost $269,079,688) 106.2%	$331,725,577

	Other Assets and Liabilities, Net (6.2%)	(19,431,583)

	Total Net Assets 100.0%	$312,293,994

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$22,165,055

Total lending	$22,165,055
Gross amount payable upon return of collateral for securities loaned	$22,383,665

Net amounts due to counterparty	$218,610

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$78,738,177
Gross unrealized depreciation	(20,560,590)

Net unrealized appreciation (depreciation)	$58,177,587

Cost for federal income tax purposes	$273,547,990

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	42,233,730	42,233,730	—	—
Consumer Staples	8,871,615	8,871,615	—	—
Energy	8,890,947	8,890,947	—	—
Financials	69,791,430	69,791,430	—	—
Health Care	38,616,576	38,616,576	—	—
Industrials	52,560,193	52,560,193	—	—
Information Technology	46,854,237	46,854,237	—	—
Materials	15,905,373	15,905,373	—	—
Telecommunications Services	4,257,266	4,257,266	—	—
Utilities	13,004,607	13,004,607	—	—
Short-Term Investments	1,999,820	—	1,999,820	—

Subtotal Investments in Securities	$302,985,794	$300,985,974	$1,999,820	$—

Other Investments *	Total
Short-Term Investments	6,356,118
Collateral Held for Securities Loaned	22,383,665

Subtotal Other Investments	$28,739,783

Total Investments at Value	$331,725,577

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	164,355	164,355	—	—

Total Liability Derivatives	$164,355	$164,355	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents Small Cap Index Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $799,928 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
NYBOT NYF mini Russell 2000 Index	73	September 2016	$8,540,375	$8,376,020	($164,355)
Total Futures Contracts					($164,355)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$164,355
Total Equity Contracts		164,355

Total Liability Derivatives		$164,355

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	696,033
Total Equity Contracts		696,033

Total		$696,033

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(134,375)
Total Equity Contracts		(134,375)

Total		($134,375)

The following table presents Small Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$11,006,183	3.9%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$15,229,214	$49,685,005	$42,530,554	22,383,665	$22,383,665	$141,094
Cash Management Trust-Short Term Investment	10,370,336	24,105,517	34,475,853	—	—	9,158
Core Short-Term Reserve Fund	—	16,128,773	9,772,655	635,612	6,356,118	7,865
Total Value and Income Earned	$25,599,550				$28,739,783	$158,117

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (92.7%)	Value
Consumer Discretionary (8.1%)
299,650	Cheesecake Factory, Inc.	$14,425,151
482,300	Dish DBS Corporation[a]	25,272,520
269,119	Scripps Networks Interactive, Inc.	16,758,040
300,300	Tempur-Pedic International, Inc.[a,b]	16,612,596
759,750	Time, Inc.	12,505,485
569,986	Toll Brothers, Inc.[a]	15,338,323

	Total	100,912,115

Consumer Staples (3.8%)
215,900	Ingredion, Inc.	27,939,619
192,799	Molson Coors Brewing Company	19,497,763

	Total	47,437,382

Energy (5.3%)
94,725	Cimarex Energy Company	11,302,587
357,550	Continental Resources, Inc.[a,b]	16,186,289
68,901	HollyFrontier Corporation	1,637,777
515,831	Parsley Energy, Inc.[a]	13,958,387
491,675	Patterson-UTI Energy, Inc.	10,482,511
495,225	RPC, Inc.[a,b]	7,690,844
25,150	Tesoro Corporation	1,884,238
52,150	World Fuel Services Corporation	2,476,603

	Total	65,619,236

Financials (21.5%)
845,800	Assured Guaranty, Ltd.	21,457,946
191,100	Camden Property Trust	16,897,062
208,750	Digital Realty Trust, Inc.	22,751,663
883,250	Duke Realty Corporation	23,547,445
449,396	First Republic Bank	31,453,226
1,075,948	Host Hotels & Resorts, Inc.	17,441,117
3,619,575	Huntington Bancshares, Inc.	32,359,000
2,125,000	KeyCorp	23,481,250
176,300	M&T Bank Corporation	20,843,949
500,322	Raymond James Financial, Inc.	24,665,875
1,283,125	Zions Bancorporation	32,244,931

	Total	267,143,464

Health Care (11.2%)
161,432	C.R. Bard, Inc.	37,962,349
156,550	Edwards Lifesciences Corporation[a]	15,612,731
810,850	Hologic, Inc.[a]	28,055,410
248,553	Universal Health Services, Inc.	33,330,957
174,350	Waters Corporation[a]	24,522,328

	Total	139,483,775

Industrials (17.8%)
476,800	Actuant Corporation	10,780,448
298,400	AGCO Corporation	14,063,592
235,150	Equifax, Inc.	30,193,260
182,800	Huntington Ingalls Industries, Inc.	30,715,884
779,200	Masco Corporation	24,108,448
772,934	Oshkosh Corporation	36,876,681
1,026,712	Southwest Airlines Company	40,257,378
290,300	United Continental Holdings, Inc.[a]	11,913,912
246,800	WABCO Holdings, Inc.[a]	22,599,476

	Total	221,509,079

Information Technology (19.3%)
172,850	Alliance Data Systems Corporation[a]	33,864,772
1,815,083	Applied Materials, Inc.	43,507,539
822,532	Juniper Networks, Inc.	18,498,745
1,316,266	NVIDIA Corporation	61,877,665
428,804	PayPal Holdings, Inc.[a]	15,655,634
541,600	Progress Software Corporation[a]	14,872,336
429,400	Red Hat, Inc.[a]	31,174,440
1,091,672	Teradyne, Inc.	21,495,022

	Total	240,946,153

Materials (3.8%)
874,000	Owens-Illinois, Inc.[a]	15,740,740
1,304,763	Steel Dynamics, Inc.	31,966,693

	Total	47,707,433

Utilities (1.9%)
505,700	Public Service Enterprise Group, Inc.	23,570,677

	Total	23,570,677

	Total Common Stock (cost $922,079,418)	1,154,329,314

	Collateral Held for Securities Loaned (3.3%)
41,441,225	Thrivent Cash Management Trust	41,441,225

	Total Collateral Held for Securities Loaned (cost $41,441,225)	41,441,225

Shares or Principal Amount	Short-Term Investments (7.3%)[c]
	Federal Home Loan Bank Discount Notes
800,000	0.270%, 7/8/2016	799,973
6,000,000	0.260%, 7/22/2016	5,999,406
4,700,000	0.300%, 7/29/2016	4,699,380
4,300,000	0.305%, 8/3/2016	4,299,015
4,700,000	0.312%, 8/5/2016	4,698,858
10,330,000	0.317%, 8/12/2016	10,326,984
4,000,000	0.330%, 8/26/2016	3,998,444
2,200,000	0.380%, 9/7/2016	2,198,836
5,300,000	0.390%, 9/14/2016	5,296,910
	Thrivent Core Short-Term Reserve Fund
4,807,326	0.580%	48,073,260

	Total Short-Term Investments (cost $90,386,819)	90,391,066

	Total Investments (cost $1,053,907,462) 103.3%	$1,286,161,605

	Other Assets and Liabilities, Net (3.3%)	(41,492,493)

	Total Net Assets 100.0%	$1,244,669,112

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$40,061,798

Total lending	$40,061,798
Gross amount payable upon return of collateral for securities loaned	$41,441,225

Net amounts due to counterparty	$1,379,427

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$257,414,334
Gross unrealized depreciation	(25,765,086)

Net unrealized appreciation (depreciation)	$231,649,248
Cost for federal income tax purposes	$1,054,512,357

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	100,912,115	100,912,115	—	—
Consumer Staples	47,437,382	47,437,382	—	—
Energy	65,619,236	65,619,236	—	—
Financials	267,143,464	267,143,464	—	—
Health Care	139,483,775	139,483,775	—	—
Industrials	221,509,079	221,509,079	—	—
Information Technology	240,946,153	240,946,153	—	—
Materials	47,707,433	47,707,433	—	—
Utilities	23,570,677	23,570,677	—	—
Short-Term Investments	42,317,806	—	42,317,806	—

Subtotal Investments in Securities	$1,196,647,120	$1,154,329,314	$42,317,806	$—

Other Investments *	Total
Short-Term Investments	48,073,260
Collateral Held for Securities Loaned	41,441,225

Subtotal Other Investments	$89,514,485

Total Investments at Value	$1,286,161,605

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$57,473,443	$164,402,890	$180,435,108	41,441,225	$41,441,225	$53,398
Cash Management Trust-Short Term Investment	50,569,195	76,915,663	127,484,858	—	—	48,058
Core Short-Term Reserve Fund	—	69,752,772	21,679,512	4,807,326	48,073,260	37,744
Total Value and Income Earned	$108,042,638				$89,514,485	$139,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

			% of Net
Shares	Common Stock (95.5%)	Value	Assets
Consumer Discretionary (11.1%)
7,160	Domino’s Pizza, Inc.	$940,681	0.4%
520	NVR, Inc.[a]	925,777	0.4%
	Other Securities^	22,393,054	10.3%

	Total	24,259,512

Consumer Staples (4.5%)
10,230	Ingredion, Inc.	1,323,864	0.6%
25,070	WhiteWave Foods Company[a]	1,176,786	0.5%
	Other Securities^	7,224,269	3.4%

	Total	9,724,919

Energy (3.5%)
	Other Securities^	7,715,820	3.5%

	Total	7,715,820

Financials (25.8%)
10,560	Alexandria Real Estate Equities, Inc.	1,093,171	0.5%
2,220	Alleghany Corporation[a]	1,220,068	0.6%
18,650	American Campus Communities, Inc.	986,026	0.5%
12,400	Camden Property Trust	1,096,408	0.5%
49,380	Duke Realty Corporation	1,316,471	0.6%
6,060	Everest Re Group, Ltd.	1,106,980	0.5%
5,820	FactSet Research Systems, Inc.	939,464	0.4%
13,100	Kilroy Realty Corporation	868,399	0.4%
10,780	Mid-America Apartment Communities, Inc.	1,146,992	0.5%
12,330	MSCI, Inc.	950,890	0.4%
20,730	National Retail Properties, Inc.	1,072,156	0.5%
69,161	New York Community Bancorp, Inc.	1,036,723	0.5%
17,725	Raymond James Financial, Inc.	873,842	0.4%
13,960	Regency Centers Corporation	1,168,871	0.5%
9,050	Reinsurance Group of America, Inc.	877,759	0.4%
19,120	SEI Investments Company	919,863	0.4%
7,530	Signature Bank[a]	940,648	0.4%
	Other Securities^	38,770,820	17.8%

	Total	56,385,551

Health Care (8.7%)
6,900	Cooper Companies, Inc.	1,183,833	0 5%
12,700	IDEXX Laboratories, Inc.[a]	1,179,322	0.5%
13,300	Mednax, Inc.[a]	963,319	0.4%
3,810	Mettler-Toledo International, Inc.[a]	1,390,345	0.6%
19,850	ResMed, Inc.	1,255,116	0.6%
6,250	Teleflex, Inc.	1,108,188	0.5%
	Other Securities^	11,836,303	5.6%

	Total	18,916,426

Industrials (12.8%)
10,560	A.O. Smith Corporation	930,442	0.4%
9,060	Carlisle Companies, Inc.	957,461	0.5%
6,721	Huntington Ingalls Industries, Inc.	1,129,330	0.5%
10,830	IDEX Corporation	889,143	0.4%
12,830	Wabtec Corporation	901,051	0.4%
	Other Securities^	23,195,589	10.6%

	Total	28,003,016

Information Technology (16.3%)
12,560	ANSYS, Inc.[a]	1,139,820	0.5%
16,810	Broadridge Financial Solutions, Inc.	1,096,012	0.5%
42,760	Cadence Design Systems, Inc.[a]	1,039,068	0.5%
21,990	CDK Global, Inc.	1,220,225	0.6%
19,660	Computer Sciences Corporation	976,119	0.5%
11,760	Gartner, Inc.[a]	1,145,542	0.5%
11,220	Jack Henry & Associates, Inc.	979,169	0.5%
21,670	Synopsys, Inc.[a]	1,171,914	0.5%
35,620	Trimble Navigation, Ltd.[a]	867,703	0.4%
	Other Securities^	25,846,543	11.8%

	Total	35,482,115

Materials (6.8%)
8,830	Ashland, Inc.	1,013,419	0.5%
13,300	Packaging Corporation of America	890,169	0.4%
18,880	RPM International, Inc.	943,056	0.4%
10,520	Valspar Corporation	1,136,476	0.5%
	Other Securities^	10,872,838	5.0%

	Total	14,855,958

Telecommunications Services (0.2%)
	Other Securities^	400,262	0.2%

	Total	400,262

Utilities (5.8%)
25,652	Aqua America, Inc.	914,750	0.4%
14,740	Atmos Energy Corporation	1,198,657	0.6%
28,620	OGE Energy Corporation	937,305	0.4%
24,990	UGI Corporation	1,130,797	0.5%
20,450	Westar Energy, Inc.	1,147,041	0.5%
	Other Securities^	7,432,358	3.4%

	Total	12,760,908

	Total Common Stock (cost $175,609,925)	208,504,487

	Collateral Held for Securities Loaned (4.7%)
10,154,866	Thrivent Cash Management Trust	10,154,866	4.7%

	Total Collateral Held for Securities Loaned (cost $10,154,866)	10,154,866

Shares or Principal Amount	Short-Term Investments (3.5%)[b]
	Thrivent Core Short-Term Reserve Fund
724,237	0.580%	7,242,374	3.3%
	Other Securities^	499,819	0.2%

	Total Short-Term Investments (cost $7,742,048)	7,742,193

	Total Investments (cost $193,506,839) 103.7%	$226,401,546

	Other Assets and Liabilities, Net (3.7%)	(8,068,176)

	Total Net Assets 100.0%	$218,333,370

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$10,043,876

Total lending	$10,043,876
Gross amount payable upon return of collateral for securities loaned	$10,154,866

Net amounts due to counterparty	$110,990

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$42,059,226
Gross unrealized depreciation	(11,025,677)

Net unrealized appreciation (depreciation)	$31,033,549
Cost for federal income tax purposes	$195,367,997

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Mid Cap Index Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	24,259,512	24,259,512	—	—
Consumer Staples	9,724,919	9,724,919	—	—
Energy	7,715,820	7,715,820	—	—
Financials	56,385,551	56,385,551	—	—
Health Care	18,916,426	18,916,426	—	—
Industrials	28,003,016	28,003,016	—	—
Information Technology	35,482,115	35,482,115	—	—
Materials	14,855,958	14,855,958	—	—
Telecommunications Services	400,262	400,262	—	—
Utilities	12,760,908	12,760,908	—	—
Short-Term Investments	499,819	—	499,819	—

Subtotal Investments in Securities	$209,004,306	$208,504,487	$499,819	$—

Other Investments *	Total
Short-Term Investments	7,242,374
Collateral Held for Securities Loaned	10,154,866

Subtotal Other Investments	$17,397,240

Total Investments at Value	$226,401,546

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,358	5,358	—	—

Total Asset Derivatives	$5,358	$5,358	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents Mid Cap Index Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $499,819 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini S&P Mid-Cap 400 Index	52	September 2016	$7,758,242	$7,763,600	$5,358
Total Futures Contracts					$5,358

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$5,358
Total Equity Contracts		5,358

Total Asset Derivatives		$5,358

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	35,668
Total Equity Contracts		35,668

Total		$35,668

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	43,394
Total Equity Contracts		43,394

Total		$43,394

The following table presents Mid Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$7,397,372	3.9%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$5,872,212	$26,551,558	$22,268,904	10,154,866	$10,154,866	$26,734
Cash Management Trust-Short Term Investment	9,442,638	23,557,239	32,999,877	—	—	6,222
Core Short-Term Reserve Fund	—	17,425,112	10,182,738	724,237	7,242,374	5,443
Total Value and Income Earned	$15,314,850				$17,397,240	$38,399

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (86.9%)	Value	% of Net Assets
Australia (4.5%)
621,100	Australia & New Zealand Banking Group, Ltd.	$11,316,489	0.7%
	Other Securities^	60,051,512	3.8%

	Total	71,368,001

Austria (0.6%)
199,105	OMV AG	5,597,005	0.4%
	Other Securities^	3,968,514	0.2%

	Total	9,565,519

Belgium (1.2%)
	Other Securities^	19,863,338	1.2%

	Total	19,863,338

Bermuda (<0.1%)
	Other Securities^	677,050	<0.1%

	Total	677,050

Brazil (1.6%)
881,300	Banco Bradesco SA ADR	6,882,953	0.4%
324,000	Ultrapar Participacoes SA ADR	7,131,240	0.4%
	Other Securities^	11,925,880	0.8%

	Total	25,940,073

Canada (3.8%)
170,381	Brookfield Asset Management, Inc.	5,636,506	0.4%
	Other Securities^	54,483,335	3.4%

	Total	60,119,841

Cayman Islands (0.2%)
	Other Securities^	3,300,789	0.2%

	Total	3,300,789

Chile (0.2%)
	Other Securities^	2,969,712	0.2%

	Total	2,969,712

China (0.4%)
	Other Securities^	6,065,960	0.4%

	Total	6,065,960

Denmark (1.8%)
203,986	Novo Nordisk AS	10,985,237	0.7%
	Other Securities^	17,549,532	1.1%

	Total	28,534,769

Faroe Islands (0.2%)
	Other Securities^	2,402,561	0.2%

	Total	2,402,561

Finland (0.9%)
410,488	UPM-Kymmene Oyj	7,541,013	0.5%
	Other Securities^	7,098,148	0.4%

	Total	14,639,161

France (5.2%)
472,436	AXA SA	9,341,335	0.6%
377,972	Total SA	18,126,112	1.1%
	Other Securities^	56,264,420	3.5%

	Total	83,731,867

Germany (6.2%)
41,246	Adidas AG	5,920,858	0.4%
63,500	Allianz SE	9,058,788	0.6%
362,013	Deutsche Telekom AG	6,173,171	0.4%
83,599	Fresenius SE & Company KGaA	6,142,674	0.4%
107,068	SAP SE	8,041,394	0.5%
169,647	Siemens AG	17,409,454	1.1%
	Other Securities^	46,321,943	2.8%

	Total	99,068,282

Hong Kong (3.1%)
1,631,800	AIA Group, Ltd.	9,813,196	0.6%
699,300	China Mobile, Ltd.	8,079,863	0.5%
	Other Securities^	32,342,076	2.0%

	Total	50,235,135

Hungary (0.2%)
	Other Securities^	3,261,976	0.2%

	Total	3,261,976

India (2.8%)
475,741	Housing Development Finance Corporation	8,863,314	0.6%
353,000	Infosys, Ltd.	6,126,095	0.4%
1,305,542	ITC, Ltd.	7,147,699	0.5%
128,696	Ultra Tech Cement, Ltd.	6,522,608	0.4%
	Other Securities^	15,481,301	0.9%

	Total	44,141,017

Indonesia (0.8%)
18,512,100	Astra International Tbk PT	10,436,415	0.6%
	Other Securities^	3,003,412	0.2%

	Total	13,439,827

Ireland (1.1%)
	Other Securities^	17,614,294	1.1%

	Total	17,614,294

Israel (0.4%)
	Other Securities^	6,715,366	0.4%

	Total	6,715,366

Italy (2.1%)
497,646	Assicurazioni Generali SPA	5,868,459	0.4%
203,704	Recordati SPA	6,127,335	0.4%
	Other Securities^	21,246,227	1.3%

	Total	33,242,021

Japan (17.0%)
179,700	Fuji Heavy Industries, Ltd.	6,176,898	0.4%
528,700	Honda Motor Company, Ltd.	13,262,579	0.8%
233,200	KDDI Corporation	7,091,551	0.4%
897,900	Mitsui & Company, Ltd.	10,718,391	0.7%
4,270,100	Mizuho Financial Group, Inc.	6,144,925	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (86.9%)	Value	% of Net Assets
Japan (17.0%) - continued
140,700	Otsuka Holdings Company, Ltd.	$6,483,861	0.4%
146,800	Toyota Motor Corporation	7,237,025	0.5%
	Other Securities^	214,711,545	13.4%

	Total	271,826,775

Jersey (0.4%)
	Other Securities^	7,006,362	0.4%

	Total	7,006,362

Luxembourg (0.8%)
	Other Securities^	12,974,773	0.8%

	Total	12,974,773

Malaysia (0.3%)
	Other Securities^	4,418,649	0.3%

	Total	4,418,649

Mexico (1.3%)
79,000	Fomento Economico Mexicano SAB de CV ADR	7,306,710	0.5%
1,466,594	Grupo Financiero Banorte SAB de CV ADR	8,196,700	0.5%
	Other Securities^	4,527,768	0.3%

	Total	20,031,178

Netherlands (2.2%)
1,780,589	Aegon NVa	7,055,304	0.5%
181,237	Unilever NV	8,429,301	0.5%
	Other Securities^	19,942,691	1.2%

	Total	35,427,296

New Zealand (0.1%)
	Other Securities^	1,778,416	0.1%

	Total	1,778,416

Norway (1.1%)
	Other Securities^	16,927,614	1.1%

	Total	16,927,614

Philippines (0.7%)
8,276,500	Ayala Land, Inc.	6,865,570	0.4%
	Other Securities^	4,549,775	0.3%

	Total	11,415,345

Poland (0.2%)
	Other Securities^	3,678,152	0.2%

	Total	3,678,152

Portugal (0.4%)
378,591	Jeronimo Martins SGPS SA	5,971,069	0.4%
	Other Securities^	833,939	<0.1%

	Total	6,805,008

Russia (0.6%)
	Other Securities^	10,283,367	0.6%

	Total	10,283,367

Singapore (0.9%)
677,700	United Overseas Bank, Ltd.	9,337,321	0.6%
	Other Securities^	4,259,099	0.3%

	Total	13,596,420

South Africa (0.6%)
	Other Securities^	9,350,318	0.6%

	Total	9,350,318

South Korea (0.3%)
	Other Securities^	4,472,639	0.3%

	Total	4,472,639

Spain (1.4%)
241,500	Enagas SAa	7,377,924	0.5%
	Other Securities^	14,212,830	0.9%

	Total	21,590,754

Sweden (1.8%)
	Other Securities^	28,216,286	1.8%

	Total	28,216,286

Switzerland (5.3%)
181,492	Nestle SA	14,061,698	0.9%
8,600	Roche Holding AG-BR	2,285,208	0.1%
69,312	Roche Holding AG-Genusschein	18,290,039	1.1%
	Other Securities^	50,581,097	3.2%

	Total	85,218,042

Taiwan (0.7%)
1,838,951	Taiwan Semiconductor
	Manufacturing Company, Ltd.	9,267,757	0.6%
	Other Securities^	2,314,899	0.1%

	Total	11,582,656

Thailand (0.7%)
427,750	Siam Cement pcl	5,809,585	0.4%
1,413,500	Siam Commercial Bank pcl[a]	5,619,353	0.3%

	Total	11,428,938

Turkey (0.8%)
	Other Securities^	12,577,144	0.8%

	Total	12,577,144

United Kingdom (11.7%)
198,632	British American Tobacco plc	12,877,187	0.8%
2,227,414	HSBC Holdings plc	13,800,131	0.9%
189,781	Imperial Brands plc	10,292,402	0.7%
67,755	Reckitt Benckiser Group plc	6,793,940	0.4%
425,224	Royal Dutch Shell plc, Class B	11,748,396	0.7%
	Other Securities^	131,856,970	8.2%

	Total	187,369,026

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (86.9%)	Value	% of Net Assets
	United States (0.3%)
	Other Securities^	$3,955,284	0.3%

	Total	3,955,284

	Total Common Stock (cost $1,392,738,171)	1,388,827,001

Principal Amount	Long-Term Fixed Income (8.5%)
	Angola (0.1%)
	Other Securities^	1,693,242	0.1%

	Total	1,693,242

	Argentina (0.5%)
	Other Securities^	6,624,267	0.5%

	Total	6,624,267

	Armenia (<0.1%)
	Other Securities^	464,617	<0.1%

	Total	464,617

	Azerbaijan (<0.1%)
	Other Securities^	401,754	<0.1%

	Total	401,754

	Belize (<0.1%)
	Other Securities^	65,531	<0.1%

	Total	65,531

	Bermuda (0.1%)
	Other Securities^	829,850	0.1%

	Total	829,850

	Brazil (0.6%)
	Other Securities^	8,271,889	0.6%

	Total	8,271,889

	Bulgaria (<0.1%)
	Other Securities^	646,445	<0.1%

	Total	646,445

	Cameroon (<0.1%)
	Other Securities^	202,040	<0.1%

	Total	202,040

	Cayman Islands (<0.1%)
	Other Securities^	267,870	<0.1%

	Total	267,870

	Chile (0.3%)
	Other Securities^	4,391,570	0.3%

	Total	4,391,570

	Colombia (0.3%)
	Other Securities^	5,750,761	0.3%

	Total	5,750,761

	Costa Rica (0.3%)
	Other Securities^	4,020,092	0.3%

	Total	4,020,092

	Croatia (<0.1%)
	Other Securities^	590,487	<0.1%

	Total	590,487

	Czech Republic (<0.1%)
	Other Securities^	314,338	<0.1%

	Total	314,338

	Dominican Republic (0.5%)
	Other Securities^	8,253,708	0.5%

	Total	8,253,708

	Ecuador (0.1%)
	Other Securities^	1,181,679	0.1%

	Total	1,181,679

	El Salvador (0.2%)
	Other Securities^	2,473,100	0.2%

	Total	2,473,100

	Gabon (0.1%)
	Other Securities^	1,045,354	0.1%

	Total	1,045,354

	Ghana (0.1%)
	Other Securities^	1,282,751	0.1%

	Total	1,282,751

	Guatemala (0.2%)
	Other Securities^	2,951,628	0.2%

	Total	2,951,628

	Honduras (0.1%)
	Other Securities^	1,887,200	0.1%

	Total	1,887,200

	Hong Kong (<0.1%)
	Other Securities^	404,726	<0.1%

	Total	404,726

	Hungary (0.5%)
	Other Securities^	7,080,161	0.5%

	Total	7,080,161

	India (0.1%)
	Other Securities^	725,900	0.1%

	Total	725,900

	Indonesia (0.7%)
	Other Securities^	11,282,990	0.7%

	Total	11,282,990

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value	% of Net Assets
	Israel (<0.1%)
	Other Securities^	$222,371	<0.1%

	Total	222,371

	Ivory Coast (<0.1%)
	Other Securities^	635,997	<0.1%

	Total	635,997

	Japan (<0.1%)
	Other Securities^	939,575	<0.1%

	Total	939,575

	Kazakhstan (0.2%)
	Other Securities^	2,271,150	0.2%

	Total	2,271,150

	Kenya (<0.1%)
	Other Securities^	591,757	<0.1%

	Total	591,757

	Latvia (<0.1%)
	Other Securities^	391,097	<0.1%

	Total	391,097

	Luxembourg (0.2%)
	Other Securities^	3,140,912	0.2%

	Total	3,140,912

	Macedonia, The Former Yugoslav Republic Of (0.1%)
	Other Securities^	885,473	0.1%

	Total	885,473

	Malaysia (0.1%)
	Other Securities^	861,607	0.1%

	Total	861,607

	Mexico (0.5%)
	Other Securities^	9,342,869	0.5%

	Total	9,342,869

	Mongolia (<0.1%)
	Other Securities^	335,956	<0.1%

	Total	335,956

	Montenegro (<0.1%)
	Other Securities^	213,322	<0.1%

	Total	213,322

	Namibia (<0.1%)
	Other Securities^	275,076	<0.1%

	Total	275,076

	Netherlands (0.1%)
	Other Securities^	1,449,524	0.1%

	Total	1,449,524

	Nigeria (<0.1%)
	Other Securities^	308,032	<0.1%

	Total	308,032

	Pakistan (0.1%)
	Other Securities^	1,809,979	0.1%

	Total	1,809,979

	Panama (<0.1%)
	Other Securities^	116,243	<0.1%

	Total	116,243

	Paraguay (0.2%)
	Other Securities^	3,353,533	0.2%

	Total	3,353,533

	Peru (0.1%)
	Other Securities^	2,300,720	0.1%

	Total	2,300,720

	Philippines (<0.1%)
	Other Securities^	1,052,329	<0.1%

	Total	1,052,329

	Russia (0.2%)
	Other Securities^	2,854,528	0.2%

	Total	2,854,528

	South Africa (0.2%)
	Other Securities^	3,618,100	0.2%

	Total	3,618,100

	South Korea (0.1%)
	Other Securities^	672,151	0.1%

	Total	672,151

	Sri Lanka (0.1%)
	Other Securities^	2,152,213	0.1%

	Total	2,152,213

	Supranational (0.1%)
	Other Securities^	704,519	0.1%

	Total	704,519

	Turkey (0.2%)
	Other Securities^	4,122,571	0.2%

	Total	4,122,571

	Ukraine (0.1%)
	Other Securities^	783,744	0.1%

	Total	783,744

	United Arab Emirates (<0.1%)
	Other Securities^	720,392	<0.1%

	Total	720,392

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value	% of Net Assets
United States (0.4%)
	Other Securities^	$6,447,846	0.4%

	Total	6,447,846

Venezuela (0.5%)
	Other Securities^	7,842,929	0.5%

	Total	7,842,929

Vietnam (<0.1%)
	Other Securities^	600,283	<0.1%

	Total	600,283

Virgin Islands, British (<0.1%)
	Other Securities^	329,925	<0.1%

	Total	329,925

Zambia (0.2%)
	Other Securities^	2,504,445	0.2%

	Total	2,504,445

	Total Long-Term Fixed Income (cost $137,328,218)	136,955,118

Shares	Preferred Stock (1.2%)
Brazil (0.2%)
	Other Securities^	2,700,863	0.2%

	Total	2,700,863

Germany (0.2%)
	Other Securities^	3,256,819	0.2%

	Total	3,256,819

South Korea (0.8%)
12,350	Samsung Electronics Company, Ltd.	12,740,106	0.8%

	Total	12,740,106

	Total Preferred Stock (cost $18,453,184)	18,697,788

	Collateral Held for Securities Loaned (1.8%)
28,174,169	Thrivent Cash Management Trust	28,174,169	1.8%

	Total Collateral Held for Securities Loaned (cost $28,174,169)	28,174,169

Shares or Principal Amount	Short-Term Investments (2.4%)[b]
	Thrivent Core Short-Term Reserve Fund
3,761,874	0.580%	37,618,740	2.4%

Shares or Principal Amount	Short-Term Investments (2.4%)[b]
	Other Securities^	699,921	<0.1%

	Total Short-Term Investments (cost $38,318,554)	38,318,661

	Total Investments (cost $1,615,012,296) 100.8%	$1,610,972,737

	Other Assets and Liabilities, Net (0.8%)	(13,387,005)

	Total Net Assets 100.0%	$1,597,585,732

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	All or a portion of the security is on loan.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Partner Worldwide Allocation Portfolio held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $7,255,050 or 0.5% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$27,156,161

Total lending	$27,156,161
Gross amount payable upon return of collateral for securities loaned	$28,174,169

Net amounts due to counterparty	$1,018,008

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$120,301,587
Gross unrealized depreciation	(129,208,038)

Net unrealized appreciation (depreciation)	$(8,906,451)

Cost for federal income tax purposes	$1,619,879,188

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Partner Worldwide Allocation Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	200,910,852	5,876,948	194,970,533	63,371
Consumer Staples	186,490,097	7,306,710	179,183,387	—
Energy	82,455,858	11,774,480	70,681,378	—
Financials^	320,689,489	10,104,532	310,584,271	686
Health Care	118,271,064	3,896,642	114,374,422	—
Industrials	182,822,021	6,397,812	176,424,209	—
Information Technology	89,999,260	—	89,999,260	—
Materials	122,570,000	1,844,859	120,725,141	—
Telecommunications Services	57,765,818	—	57,765,818	—
Utilities	26,852,542	—	26,852,542	—
Long-Term Fixed Income
Basic Materials	1,742,846	—	1,742,846	—
Capital Goods	609,428	—	609,428	—
Communications Services	4,550,628	—	4,550,628	—
Consumer Cyclical	552,940	—	552,940	—
Consumer Non-Cyclical^	2,699,683	—	2,699,683	0
Energy	12,201,155	—	12,201,155	—
Financials	9,672,536	—	9,672,536	—
Foreign Government	93,109,847	—	93,109,847	—
Transportation	1,575,800	—	1,575,800	—
U.S. Government and Agencies	4,675,706	—	4,675,706	—
U.S. Municipal	1,604,400	—	1,604,400	—
Utilities	3,960,149	—	3,960,149	—
Preferred Stock
Consumer Discretionary	3,256,819	—	3,256,819	—
Information Technology	12,740,106	—	12,740,106	—
Materials	2,700,863	2,700,863	—	—
Short-Term Investments	699,921	—	699,921	—

Subtotal Investments in Securities	$1,545,179,828	$49,902,846	$1,495,212,925	$64,057

Other Investments *	Total
Short-Term Investments	37,618,740
Collateral Held for Securities Loaned	28,174,169

Subtotal Other Investments	$65,792,909

Total Investments at Value	$1,610,972,737

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,344,317	1,344,317	—	—
Foreign Currency Forward Contracts	1,108,268	—	1,108,268	—

Total Asset Derivatives	$2,452,585	$1,344,317	$1,108,268	$—

Liability Derivatives
Futures Contracts	533,872	533,872	—	—
Foreign Currency Forward Contracts	1,007,900	—	1,007,900	—

Total Liability Derivatives	$1,541,772	$533,872	$1,007,900	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $1,834,518 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	141	September 2016	$18,306,447	$18,750,797	$444,350
CBOT 2-Yr. U.S. Treasury Note	79	September 2016	17,212,082	17,326,922	114,840
CBOT 5-Yr. U.S. Treasury Note	41	September 2016	5,008,888	5,008,726	(162)
CBOT U.S. Long Bond	67	September 2016	10,883,933	11,547,031	663,098
CME 3 Month Eurodollar Futures	(71)	September 2016	(17,425,095)	(17,635,513)	(210,418)
CME Ultra Long Term U.S. Treasury Bond	(1)	September 2016	(174,240)	(186,375)	(12,135)
Eurex 10-Yr. Euro BUND	(19)	September 2016	(3,461,286)	(3,497,636)	(36,350)
Eurex 2-Yr. Euro SCHATZ	(30)	September 2016	(3,723,246)	(3,728,110)	(4,864)
Eurex 30-Yr. Euro BUXL	(2)	September 2016	(403,507)	(424,503)	(20,996)
Eurex 5-Yr. Euro BOBL	(12)	September 2016	(1,765,017)	(1,774,631)	(9,614)
Eurex Euro STOXX 50 Index	81	September 2016	2,571,867	2,588,835	16,968
FTSE 100 Index	16	September 2016	1,275,618	1,367,999	92,381
HKG Hang Seng Index	1	July 2016	129,649	135,001	5,352
ICE mini MSCI EAFE Index	70	September 2016	5,811,496	5,653,200	(158,296)
SFE S&P ASX Share Price Index 200	6	September 2016	579,915	579,040	(875)
SGX MSCI Singapore Index	7	July 2016	157,552	164,880	7,328
TSE Tokyo Price Index	14	September 2016	1,768,730	1,688,568	(80,162)
Total Futures Contracts					$810,445

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Argentina Peso	BOA	11,354,405	7/11/2016 - 7/13/2016	$768,269	$749,959	($18,310)
Argentina Peso	CITI	3,123,162	7/27/2016 - 8/29/2016	208,000	202,882	(5,118)
Argentina Peso	BNP	20,689,769	7/11/2016 - 11/21/2016	1,364,207	1,319,331	(44,876)
Argentina Peso	RBS	2,535,285	7/14/2016	179,063	167,355	(11,708)
Argentina Peso	DB	2,960,261	7/25/2016 - 7/28/2016	201,467	194,201	(7,266)
Brazilian Real	UBS	1,442,630	7/5/2016	431,022	448,403	17,381
Brazilian Real	MSC	407,796	7/5/2016	117,304	126,753	9,449
Brazilian Real	DB	925,642	7/5/2016	254,000	287,711	33,711
Chinese Yuan	MSC	1,138,237	9/1/2016	166,914	170,963	4,049
Chinese Yuan	SB	30,643,113	7/21/2016 - 9/21/2016	4,607,000	4,604,477	(2,523)
Chinese Yuan	HSBC	31,043,459	7/14/2016 - 9/21/2016	4,662,859	4,667,377	4,518
Chinese Yuan	DB	13,999,002	7/26/2016 - 9/1/2016	2,101,849	2,104,110	2,261
Chinese Yuan	CITI	11,614,094	9/1/2016 - 9/21/2016	1,710,962	1,744,257	33,295
Chinese Yuan	WBC	2,041,023	9/1/2016	297,000	306,561	9,561
Chinese Yuan	JPM	21,706,453	7/11/2016 - 9/1/2016	3,246,620	3,265,405	18,785
Chinese Yuan	BNP	5,780,333	9/1/2016	848,551	868,205	19,654
Chinese Yuan	BB	14,014,955	7/26/2016 - 9/1/2016	2,102,781	2,106,505	3,724
Colombian Peso	RBS	761,318,730	7/15/2016	261,000	259,774	(1,226)
Colombian Peso	CSFB	1,064,981,660	7/15/2016	356,360	363,389	7,029
Euro	JPM	886,533	7/13/2016 - 9/21/2016	992,677	985,568	(7,109)
Euro	RBS	465,000	9/21/2016	520,881	517,559	(3,322)
Euro	UBS	573,000	9/21/2016	636,606	637,766	1,160
Euro	WBC	370,909	7/13/2016	414,641	411,790	(2,851)
Euro	ML	50,762	7/13/2016	56,733	56,358	(375)
Euro	BNP	160,198	9/21/2016	180,712	178,306	(2,406)
Euro	CITI	532,920	7/13/2016	587,816	591,659	3,843
Euro	DB	237,000	9/21/2016	261,233	263,789	2,556
Euro	RBC	864,787	7/13/2016	983,302	960,103	(23,199)
Euro	BOA	463,000	9/21/2016	515,782	515,333	(449)
Hong Kong Dollar	BNP	2,042,500	8/5/2016	263,302	263,424	122
Hungarian Forint	UBS	72,566,173	9/21/2016	260,659	255,262	(5,397)
Hungarian Forint	BNP	250,759,395	9/21/2016	899,841	882,083	(17,758)
Indonesian Rupiah	HSBC	3,328,655,726	7/29/2016	247,852	250,931	3,079
Indonesian Rupiah	BNP	655,440,106	7/15/2016	47,860	49,505	1,645
Indonesian Rupiah	CITI	13,217,550,004	7/15/2016 - 8/10/2016	977,498	996,041	18,543
Malaysian Ringgit	HSBC	4,413,201	7/8/2016 - 8/10/2016	1,076,869	1,093,661	16,792
Malaysian Ringgit	CITI	1,680,311	7/27/2016 - 7/28/2016	413,175	416,362	3,187
Malaysian Ringgit	UBS	2,122,694	9/8/2016	522,805	524,489	1,684
Malaysian Ringgit	JPM	825,761	8/1/2016	203,737	204,566	829
Mexican Peso	BOA	22,385,553	9/21/2016	1,195,299	1,214,656	19,357
Mexican Peso	JPM	20,585,022	9/21/2016	1,101,451	1,116,958	15,507
Mexican Peso	SSB	1,713,228	9/21/2016	91,010	92,961	1,951
Mexican Peso	HSBC	4,865,890	9/21/2016	260,000	264,027	4,027
Mexican Peso	RBS	1,917,262	9/21/2016	104,000	104,032	32
Mexican Peso	MSC	15,639,377	9/21/2016	831,793	848,604	16,811
New Taiwan Dollar	UBS	16,269,899	7/14/2016	498,572	504,535	5,963
New Taiwan Dollar	SB	16,661,240	7/7/2016	513,602	516,577	2,975
Polish Zloty	JPM	5,078,278	9/21/2016	1,285,518	1,285,425	(93)
Polish Zloty	CITI	1,977,202	9/21/2016	521,504	500,474	(21,030)
Polish Zloty	BOA	685,650	9/21/2016	175,517	173,553	(1,964)
Russian Ruble	CSFB	67,331,965	7/11/2016 - 7/29/2016	1,041,000	1,049,007	8,007
Russian Ruble	JPM	33,836,184	7/8/2016	516,000	528,345	12,345
Russian Ruble	CITI	6,639,359	7/14/2016	103,000	103,556	556
Russian Ruble	MSC	16,856,059	7/29/2016	261,000	262,171	1,171
South African Rand	BIO	1,599,837	9/21/2016	106,000	108,626	2,626
South African Rand	CITI	1,601,985	9/21/2016	104,000	107,177	3,177
South African Rand	SB	4,741,645	9/21/2016	297,577	317,228	19,651
South African Rand	MSC	4,830,334	9/21/2016	315,477	323,161	7,684
South Korean Won	DB	913,081,580	7/5/2016 - 8/16/2016	773,172	792,743	19,571
South Korean Won	MSC	600,889,862	7/8/2016	519,464	521,674	2,210
South Korean Won	BOA	577,953,453	7/15/2016	488,235	501,783	13,548
Turkish Lira	RBS	1,545,499	9/21/2016	523,000	532,330	9,330

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
United Arab Emirates	MSC	17,277,441	12/7/2016	$4,700,833	$4,700,478	($355)
Total Purchases				$50,276,233	$50,482,254	$206,021
Sales
Brazilian Real	DB	972,276	7/5/2016 - 9/2/2016	$291,766	$297,351	($5,585)
Brazilian Real	RBC	875,342	7/5/2016	259,000	272,077	(13,077)
Brazilian Real	UBS	1,442,630	8/2/2016	427,706	444,523	(16,817)
Brazilian Real	MSC	3,535,693	7/5/2016 - 9/2/2016	1,039,000	1,089,111	(50,111)
Brazilian Real	BOA	862,541	9/2/2016	264,000	268,512	(4,512)
Chilean Peso	CSFB	108,041,625	7/14/2016	157,768	163,039	(5,271)
Chilean Peso	HSBC	74,186,973	7/28/2016	109,768	111,816	(2,048)
Chinese Yuan	SB	25,226,047	7/21/2016 - 9/1/2016	3,823,496	3,792,097	31,399
Chinese Yuan	DB	22,037,814	7/26/2016 - 9/1/2016	3,310,323	3,311,538	(1,215)
Chinese Yuan	HSBC	39,390,550	7/14/2016 - 9/21/2016	5,903,692	5,921,077	(17,385)
Chinese Yuan	CITI	1,968,351	9/1/2016	301,003	295,646	5,357
Chinese Yuan	JPM	27,513,354	7/11/2016 - 9/1/2016	4,138,311	4,137,600	711
Chinese Yuan	WBC	5,919,836	9/1/2016	889,000	889,157	(157)
Chinese Yuan	BB	22,514,824	7/26/2016 - 9/1/2016	3,375,593	3,383,184	(7,591)
Colombian Peso	CSFB	1,703,906,750	7/15/2016	562,485	581,400	(18,915)
Czech Republic Korun	BNP	6,383,152	7/28/2016	268,347	262,165	6,182
Euro	SSB	2,346,827	9/21/2016	2,675,453	2,612,093	63,360
Euro	UBS	230,000	9/21/2016	260,659	255,997	4,662
Euro	BNP	228,000	9/21/2016	259,335	253,771	5,564
Euro	WBC	11,610,474	7/13/2016	13,166,108	12,890,175	275,933
Euro	CITI	455,000	9/21/2016	521,504	506,429	15,075
Euro	BOA	258,929	7/13/2016 - 9/21/2016	291,855	287,904	3,951
Hong Kong Dollar	SB	13,760,177	9/21/2016	1,773,744	1,775,598	(1,854)
Hungarian Forint	BOA	146,802,592	9/21/2016	515,782	516,400	(618)
Hungarian Forint	RBS	72,441,600	9/21/2016	260,579	254,824	5,755
Hungarian Forint	UBS	106,791,587	9/21/2016	376,475	375,655	820
Indonesian Rupiah	CITI	3,530,646,180	7/28/2016	261,000	266,197	(5,197)
Indonesian Rupiah	JPM	6,876,072,100	7/18/2016 - 7/29/2016	513,399	518,749	(5,350)
Malaysian Ringgit	DB	1,772,184	7/28/2016	429,624	439,117	(9,493)
Malaysian Ringgit	CITI	1,004,553	8/10/2016	244,583	248,702	(4,119)
Malaysian Ringgit	WBC	1,385,591	7/27/2016	340,691	343,339	(2,648)
Malaysian Ringgit	UBS	2,122,694	7/8/2016	523,605	526,367	(2,762)
Mexican Peso	RBC	1,988,397	9/21/2016	104,000	107,892	(3,892)
Mexican Peso	JPM	1,797,372	9/21/2016	97,972	97,527	445
Mexican Peso	MSC	5,098,099	9/21/2016	265,463	276,626	(11,163)
Mexican Peso	CITI	5,088,488	8/16/2016	266,254	277,125	(10,871)
New Taiwan Dollar	MSC	33,128,026	7/22/2016 - 8/10/2016	1,022,478	1,027,764	(5,286)
New Taiwan Dollar	UBS	12,341,947	7/14/2016	381,395	382,728	(1,333)
New Taiwan Dollar	HSBC	24,947,157	7/7/2016 - 7/27/2016	773,000	773,652	(652)
New Taiwan Dollar	CITI	56,948,620	7/14/2016 - 8/22/2016	1,754,645	1,766,716	(12,071)
New Taiwan Dollar	JPM	37,849,051	7/28/2016 - 8/3/2016	1,160,682	1,174,173	(13,491)
New Taiwan Dollar	SB	24,973,475	7/7/2016 - 8/26/2016	768,602	774,934	(6,332)
Polish Zloty	UBS	1,055,501	9/21/2016	260,131	267,171	(7,040)
Polish Zloty	RBS	1,047,110	9/21/2016	260,302	265,047	(4,745)
Polish Zloty	BNP	704,962	9/21/2016	180,712	178,441	2,271
Polish Zloty	DB	1,058,769	9/21/2016	261,233	267,998	(6,765)
Polish Zloty	JPM	2,106,723	9/21/2016	522,828	533,258	(10,430)
Russian Ruble	CITI	14,041,610	7/11/2016	217,383	219,134	(1,751)
Russian Ruble	CSFB	22,042,809	8/11/2016	332,295	341,679	(9,384)
Russian Ruble	JPM	33,665,229	7/14/2016	507,220	525,086	(17,866)
Russian Ruble	MSC	75,928,404	7/14/2016 - 7/27/2016	1,148,119	1,181,668	(33,549)
Singapore Dollar	BOA	350,586	9/21/2016	258,000	260,150	(2,150)
Singapore Dollar	CITI	2,387,487	9/21/2016	1,731,896	1,771,621	(39,725)
Singapore Dollar	DB	702,541	9/21/2016	515,000	521,317	(6,317)
Singapore Dollar	SSB	348,270	9/21/2016	260,000	258,432	1,568
Singapore Dollar	MSC	695,528	9/21/2016	519,000	516,112	2,888
South African Rand	MSC	3,115,400	9/21/2016	206,000	208,428	(2,428)
South African Rand	SB	3,184,863	9/21/2016	206,000	213,076	(7,076)
South Korean Won	WBC	411,705,450	7/15/2016	352,923	357,446	(4,523)
South Korean Won	DB	304,009,215	7/5/2016	259,327	263,935	(4,608)
South Korean Won	UBS	297,157,394	7/15/2016	256,469	257,994	(1,525)
South Korean Won	JPM	895,341,473	7/8/2016 - 7/18/2016	771,126	777,341	(6,215)

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
South Korean Won	CITI	2,258,954,059	7/15/2016 - 7/25/2016	$1,898,702	$1,961,287	($62,585)
South Korean Won	MSC	901,640,204	7/8/2016 - 8/16/2016	777,208	782,782	(5,574)
Thai Baht	DB	49,350,166	7/27/2016 - 9/2/2016	1,400,281	1,403,790	(3,509)
Turkish Lira	HSBC	777,653	9/21/2016	259,000	265,322	(6,322)
Turkish Lira	RBS	783,258	9/21/2016	261,000	267,235	(6,235)
Turkish Lira	CITI	1,505,552	9/21/2016	498,692	513,670	(14,978)
United Arab Emirates	MSC	17,277,441	12/7/2016	4,674,000	4,700,478	(26,478)
Total Sales				$72,924,992	$73,030,645	($105,653)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$100,368

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,222,288
Total Interest Rate Contracts		1,222,288
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	122,029
Total Equity Contracts		122,029
Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	1,108,268
Total Foreign Exchange Contracts		1,108,268

Total Asset Derivatives		$2,452,585

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	294,539
Total Interest Rate Contracts		294,539
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	239,333
Total Equity Contracts		239,333
Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	1,007,900
Total Foreign Exchange Contracts		1,007,900

Total Liability Derivatives		$1,541,772

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(752,442)
Total Equity Contracts		(752,442)
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(481,059)
Total Foreign Exchange Contracts		(481,059)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	318,058
Total Interest Rate Contracts		318,058

Total		($915,443)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,201,046
Total Interest Rate Contracts		1,201,046
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(172,706)
Total Equity Contracts		(172,706)
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	81,187
Total Foreign Exchange Contracts		81,187

Total		$1,109,527

The following table presents Partner Worldwide Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Forwards (Notional)*	Forwards (Percentage of Average Net Assets)
Equity Contracts	$11,539,590	0.7%	N/A	N/A
Interest Rate Contracts	80,164,126	5.1	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$127,650,190	8.2%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$18,465,884	$186,219,155	$176,510,870	28,174,169	$28,174,169	$303,492
Cash Management Trust-Short Term Investment	17,322,047	222,829,835	240,151,882	—	—	28,127
Core Short-Term Reserve Fund	—	90,273,184	52,654,444	3,761,874	37,618,740	23,736
Total Value and Income Earned	$35,787,931				$65,792,909	$355,355

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (12.5%)
2,100	Amazon.com, Inc.[a]	$1,502,802
3,236	Charter Communications, Inc.[a]	739,879
12,500	Delphi Automotive plc	782,500
11,280	Home Depot, Inc.	1,440,343
27,690	Interpublic Group of Companies, Inc.	639,639
4,000	Mohawk Industries, Inc.[a]	759,040
33,579	Newell Brands, Inc.	1,630,932
11,500	NIKE, Inc.	634,800
8,000	Royal Caribbean Cruises, Ltd.	537,200
23,520	Service Corporation International	635,981
6,700	Signet Jewelers, Ltd.	552,147
15,800	Time Warner, Inc.	1,161,932

	Total	11,017,195

Consumer Staples (9.4%)
6,100	Constellation Brands, Inc.	1,008,940
26,500	Coty, Inc.[b]	688,735
9,650	Estee Lauder Companies, Inc.	878,343
32,700	Kroger Company	1,203,033
21,700	Mondelez International, Inc.	987,567
6,500	Monster Beverage Corporation[a]	1,044,615
29,900	Reynolds American, Inc.	1,612,507
24,400	Snyder’s-Lance, Inc.	826,916

	Total	8,250,656

Energy (6.6%)
9,600	Exxon Mobil Corporation	899,904
34,330	Hess Corporation	2,063,233
20,000	Marathon Petroleum Corporation	759,200
7,850	Occidental Petroleum Corporation	593,146
18,800	Schlumberger, Ltd.	1,486,704

	Total	5,802,187

Financials (16.7%)
9,300	Aflac, Inc.	671,088
39,100	Boston Private Financial Holdings, Inc.	460,598
9,700	Boston Properties, Inc.	1,279,430
17,120	Capital One Financial Corporation	1,087,291
33,600	CBRE Group, Inc.[a]	889,728
39,700	Citigroup, Inc.	1,682,883
18,500	Discover Financial Services	991,415
6,700	Goldman Sachs Group, Inc.	995,486
10,500	Hartford Financial Services Group, Inc.	465,990
24,200	Invesco, Ltd.	618,068
82,200	KeyCorp	908,310
12,700	Marsh & McLennan Companies, Inc.	869,442
11,000	Nasdaq, Inc.	711,370
133,060	Regions Financial Corporation	1,132,341
8,670	Reinsurance Group of America, Inc.	840,903
31,400	UDR, Inc.	1,159,288

	Total	14,763,631

Health Care (13.9%)
6,900	Alexion Pharmaceuticals, Inc.[a]	805,644
5,190	BioMarin Pharmaceutical, Inc.[a]	403,782
6,300	C.R. Bard, Inc.	1,481,508
15,100	Eli Lilly and Company	1,189,125
16,900	Envision Healthcare Holdings, Inc.[a]	428,753
15,490	HCA Holdings, Inc.[a]	1,192,885
6,700	Humana, Inc.	1,205,196
18,760	Medivation, Inc.[a]	1,131,228
9,300	Medtronic plc	806,961
8,600	Shire Pharmaceuticals Group plc ADR	1,583,088
12,300	Teva Pharmaceutical Industries, Ltd. ADR	617,829
9,200	Vertex Pharmaceuticals, Inc.[a]	791,384
35,554	Wright Medical Group NVa	617,573

	Total	12,254,956

Industrials (10.2%)
7,720	Alaska Air Group, Inc.	449,999
19,450	Danaher Corporation	1,964,450
9,220	FedEx Corporation	1,399,412
8,390	Genesee & Wyoming, Inc.[a]	494,590
12,610	IDEX Corporation	1,035,281
22,100	Ingersoll-Rand plc	1,407,328
2,300	Lockheed Martin Corporation	570,791
12,490	Manpower, Inc.	803,607
9,150	WABCO Holdings, Inc.[a]	837,865

	Total	8,963,323

Information Technology (19.2%)
14,470	Adobe Systems, Inc.[a]	1,386,081
4,040	Alphabet, Inc., Class Aa	2,842,261
16,040	Apple, Inc.	1,533,424
8,300	Broadcom, Ltd.	1,289,820
12,980	Cavium, Inc.[a]	501,028
16,720	Facebook, Inc.[a]	1,910,762
41,900	Gogo, Inc.[a,b]	351,541
7,600	Imperva, Inc.[a]	326,876
14,940	Monolithic Power Systems, Inc.	1,020,701
9,300	NXP Semiconductors NVa	728,562
35,780	Oracle Corporation	1,464,475
18,300	Paycom Software, Inc.[a,b]	790,743
24,200	PayPal Holdings, Inc.[a]	883,542
17,300	Salesforce.com, Inc.[a]	1,373,793
3,400	Tyler Technologies, Inc.[a]	566,814

	Total	16,970,423

Materials (3.1%)
16,400	CF Industries Holdings, Inc.	395,240
11,030	Eagle Materials, Inc.	850,965
9,700	Ecolab, Inc.	1,150,420
3,400	Monsanto Company	351,594

	Total	2,748,219

Telecommunications Services (2.5%)
8,110	SBA Communications Corporation[a]	875,393
9,300	Telephone & Data Systems, Inc.	275,838
24,010	T-Mobile US, Inc.[a]	1,038,913

	Total	2,190,144

Utilities (3.5%)
13,000	American Electric Power Company, Inc.	911,170
11,340	Atmos Energy Corporation	922,169
19,200	PG&E Corporation	1,227,264

	Total	3,060,603

	Total Common Stock (cost $79,673,805)	86,021,337

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Collateral Held for Securities Loaned (2.1%)	Value
1,829,525	Thrivent Cash Management Trust	$1,829,525

	Total Collateral Held for Securities Loaned (cost $1,829,525)	1,829,525

Shares or Principal Amount	Short-Term Investments (2.3%)[c]
	Thrivent Core Short-Term Reserve Fund
202,141	0.580%	2,021,414

	Total Short-Term Investments (cost $2,021,414)	2,021,414

	Total Investments (cost $83,524,744) 102.0%	$89,872,276

	Other Assets and Liabilities, Net (2.0%)	(1,781,677)

	Total Net Assets 100.0%	$88,090,599

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner All Cap Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$1,831,019

Total lending	$1,831,019
Gross amount payable upon return of collateral for securities loaned	$1,829,525

Net amounts due to counterparty	$(1,494)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,465,629
Gross unrealized depreciation	(4,175,007)

Net unrealized appreciation (depreciation)	$6,290,622

Cost for federal income tax purposes	$83,581,654

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Partner All Cap Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,017,195	11,017,195	—	—
Consumer Staples	8,250,656	8,250,656	—	—
Energy	5,802,187	5,802,187	—	—
Financials	14,763,631	14,763,631	—	—
Health Care	12,254,956	12,254,956	—	—
Industrials	8,963,323	8,963,323	—	—
Information Technology	16,970,423	16,970,423	—	—
Materials	2,748,219	2,748,219	—	—
Telecommunications Services	2,190,144	2,190,144	—	—
Utilities	3,060,603	3,060,603	—	—

Subtotal Investments in Securities	$86,021,337	$86,021,337	$—	$—

Other Investments*	Total
Short-Term Investments	2,021,414
Collateral Held for Securities Loaned	1,829,525

Subtotal Other Investments	$3,850,939

Total Investments at Value	$89,872,276

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$786,450	$14,980,600	$13,937,525	1,829,525	$1,829,525	$15,306
Cash Management Trust-Short Term Investment	1,773,740	5,953,819	7,727,559	—	—	1,496
Core Short-Term Reserve Fund	—	3,774,661	1,753,247	202,141	2,021,414	1,501
Total Value and Income Earned	$2,560,190				$3,850,939	$18,303

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (87.0%)	Value
Consumer Discretionary (25.4%)
114,891	Amazon.com, Inc.[a]	$82,218,298
51,110	AutoZone, Inc.[a]	40,573,162
428,199	Comcast Corporation	27,914,293
318,150	Home Depot, Inc.	40,624,574
286,090	Las Vegas Sands Corporation	12,442,054
297,770	NIKE, Inc.	16,436,904
590,220	Starbucks Corporation	33,713,366

	Total	253,922,651

Consumer Staples (2.8%)
297,110	CVS Health Corporation	28,445,311

	Total	28,445,311

Energy (1.9%)
116,950	EOG Resources, Inc.	9,755,969
114,910	EQT Corporation	8,897,481

	Total	18,653,450

Financials (0.7%)
29,880	Goldman Sachs Group, Inc.	4,439,570
36,129	J.P. Morgan Chase & Company	2,245,056

	Total	6,684,626

Health Care (15.4%)
361,799	Abbott Laboratories	14,222,319
154,488	Alexion Pharmaceuticals, Inc.[a]	18,038,019
167,416	Allergan plc[a]	38,688,163
252,100	Celgene Corporation[a]	24,864,623
154,972	Cerner Corporation[a]	9,081,359
375,952	Gilead Sciences, Inc.	31,361,916
210,449	Vertex Pharmaceuticals, Inc.[a]	18,102,823

	Total	154,359,222

Industrials (4.8%)
168,274	3M Company	29,468,143
513,860	Delta Air Lines, Inc.	18,719,920

	Total	48,188,063

Information Technology (36.0%)
66,703	Alphabet, Inc., Class Aa	46,927,562
51,922	Alphabet, Inc., Class Ca	35,935,216
379,090	Apple, Inc.	36,241,004
648,162	Facebook, Inc.[a]	74,071,953
543,800	Microsoft Corporation	27,826,246
833,860	PayPal Holdings, Inc.[a]	30,444,229
529,549	Salesforce.com, Inc.[a]	42,051,486
641,760	Visa, Inc.	47,599,339
406,270	Xilinx, Inc.	18,741,235

	Total	359,838,270

	Total Common Stock (cost $713,787,231)	870,091,593

Shares or Principal Amount	Short-Term Investments (13.0%)[b]
	Federal Home Loan Bank Discount Notes
900,000	0.320%, 7/6/2016	899,979
5,000,000	0.250%, 7/14/2016	4,999,695
2,550,000	0.340%, 7/15/2016	2,549,832
2,200,000	0.340%, 7/20/2016	2,199,802
31,623,000	0.321%, 8/3/2016	31,615,758
9,600,000	0.310%, 8/4/2016	9,597,734
2,320,000	0.327%, 8/5/2016	2,319,436
2,000,000	0.410%, 8/8/2016	1,999,472
8,400,000	0.341%, 8/12/2016	8,397,547
6,100,000	0.365%, 8/17/2016	6,098,011
455,000	0.335%, 8/26/2016	454,823
1,604,000	0.340%, 9/9/2016	1,603,128
7,500,000	0.390%, 9/14/2016	7,495,628
	Thrivent Core Short-Term Reserve Fund
4,981,695	0.580%	49,816,951

	Total Short-Term Investments (cost $130,040,387)	130,047,796

	Total Investments (cost $843,827,618) 100.0%	$1,000,139,389

	Other Assets and Liabilities, Net (<0.1%)	(174,231)

	Total Net Assets 100.0%	$999,965,158

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$188,951,806
Gross unrealized depreciation	(32,712,276)

Net unrealized appreciation (depreciation)	$156,239,530

Cost for federal income tax purposes	$843,899,859

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Large Cap Growth Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	253,922,651	253,922,651	—	—
Consumer Staples	28,445,311	28,445,311	—	—
Energy	18,653,450	18,653,450	—	—
Financials	6,684,626	6,684,626	—	—
Health Care	154,359,222	154,359,222	—	—
Industrials	48,188,063	48,188,063	—	—
Information Technology	359,838,270	359,838,270	—	—
Short-Term Investments	80,230,845	—	80,230,845	—

Subtotal Investments in Securities	$950,322,438	$870,091,593	$80,230,845	$—

Other Investments*	Total
Short-Term Investments	49,816,951

Subtotal Other Investments	$49,816,951

Total Investments at Value	$1,000,139,389

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(4,188,582)
Total Equity Contracts		(4,188,582)

Total		($4,188,582)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,039,585)
Total Equity Contracts		(1,039,585)

Total		($1,039,585)

The following table presents Large Cap Growth Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$9,994,671	1.0%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$10,560,850	$140,767,275	$151,328,125	—	$—	$4,828
Cash Management Trust-Short Term Investment	74,078,772	120,244,987	194,323,759	—	—	64,923
Core Short-Term Reserve Fund	—	79,132,574	29,315,623	4,981,695	49,816,951	38,806
Total Value and Income Earned	$84,639,622				$49,816,951	$108,557

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (97.9%)	Value
Consumer Discretionary (26.2%)
13,350	Amazon.com, Inc.[a]	$9,553,527
1,572	AutoZone, Inc.[a]	1,247,917
15,500	BorgWarner, Inc.	457,560
4,300	Ctrip.com International, Ltd. ADR[a]	177,160
9,400	Delphi Automotive plc	588,440
12,530	Ferrari NV	512,853
166	Flipkart, Ltd.*,a,b	15,984
38,500	Hanesbrands, Inc.	967,505
28,700	Hilton Worldwide Holdings, Inc.	646,611
12,300	Las Vegas Sands Corporation	534,927
19,600	Lowe’s Companies, Inc.	1,551,732
12,800	Marriott International, Inc.	850,688
58,670	MGM Resorts International[a]	1,327,702
14,700	Netflix, Inc.[a]	1,344,756
3,710	Priceline Group, Inc.[a]	4,631,601
14,900	Ross Stores, Inc.	844,681
7,400	Royal Caribbean Cruises, Ltd.	496,910
16,000	Starbucks Corporation	913,920
7,337	Tesla Motors, Inc.[a,c]	1,557,498
12,700	Tractor Supply Company	1,157,986
1,900	Walt Disney Company	185,858

	Total	29,565,816

Consumer Staples (3.7%)
2,900	Costco Wholesale Corporation	455,416
17,700	Mondelez International, Inc.	805,527
15,500	Philip Morris International, Inc.	1,576,660
16,100	Walgreens Boots Alliance, Inc.	1,340,647

	Total	4,178,250

Financials (7.3%)
19,400	American Tower Corporation	2,204,034
800	BlackRock, Inc.	274,024
11,700	Crown Castle International Corporation	1,186,731
1,000	Equinix, Inc.	387,730
5,100	International Exchange, Inc.	1,305,396
57,500	Morgan Stanley	1,493,850
11,200	State Street Corporation	603,904
27,089	TD Ameritrade Holding Corporation	771,359

	Total	8,227,028

Health Care (18.5%)
10,619	Aetna, Inc.	1,296,899
9,479	Alexion Pharmaceuticals, Inc.[a]	1,106,768
9,067	Allergan plc[a]	2,095,293
9,500	Anthem, Inc.	1,247,730
3,410	Biogen, Inc.[a]	824,606
2,300	BioMarin Pharmaceutical, Inc.[a]	178,940
39,800	Bristol-Myers Squibb Company	2,927,290
7,900	Celgene Corporation[a]	779,177
6,900	CIGNA Corporation	883,131
3,240	Gilead Sciences, Inc.	270,281
7,482	Humana, Inc.	1,345,862
3,100	Illumina, Inc.[a]	435,178
3,000	Incyte Corporation[a]	239,940
2,900	Intuitive Surgical, Inc.[a]	1,918,089
5,900	McKesson Corporation	1,101,235
9,000	Stryker Corporation	1,078,470
11,600	UnitedHealth Group, Inc.	1,637,920
11,000	Vertex Pharmaceuticals, Inc.[a]	946,220
12,100	Zoetis, Inc.	574,266

	Total	20,887,295

Industrials (8.6%)
55,300	American Airlines Group, Inc.	1,565,543
10,900	Boeing Company	1,415,583
30,900	Danaher Corporation	3,120,900
5,324	Delta Air Lines, Inc.	193,954
4,700	FedEx Corporation	713,366
5,625	Flowserve Corporation	254,081
3,200	IHS, Inc.[a]	369,952
1,700	Illinois Tool Works, Inc.	177,072
1,800	Kansas City Southern	162,162
5,300	Roper Industries, Inc.	903,968
7,826	United Continental Holdings, Inc.[a]	321,179
8,165	Wabtec Corporation	573,428

	Total	9,771,188

Information Technology (32.0%)
5,400	Alphabet, Inc., Class Aa	3,799,062
4,870	Alphabet, Inc., Class Ca	3,370,527
34,400	Apple, Inc.	3,288,640
9,780	ASML Holding NV GDR[c]	970,274
42,500	Facebook, Inc.[a]	4,856,900
7,500	Fiserv, Inc.[a]	815,475
30,800	MasterCard, Inc.	2,712,248
68,500	Microsoft Corporation	3,505,145
28,600	Mobileye NVa	1,319,604
7,400	NetSuite, Inc.[a,c]	538,720
17,700	NXP Semiconductors NVa	1,386,618
2,400	Palo Alto Networks, Inc.[a]	294,336
23,400	PayPal Holdings, Inc.[a]	854,334
22,500	Salesforce.com, Inc.[a]	1,786,725
12,800	ServiceNow, Inc.[a]	849,920
72,900	Tencent Holdings, Ltd.	1,672,302
11,700	VeriSign, Inc.[a,c]	1,011,582
41,100	Visa, Inc.	3,048,387

	Total	36,080,799

Materials (1.1%)
6,500	Ashland, Inc.	746,005
2,400	Martin Marietta Materials, Inc.	460,800

	Total	1,206,805

Telecommunications Services (0.5%)
13,400	T-Mobile US, Inc.[a]	579,818

	Total	579,818

	Total Common Stock (cost $78,755,401)	110,496,999

	Preferred Stock (0.4%)
Consumer Discretionary (0.4%)
2,943	Airbnb, Inc., Convertible*,[a,b]	273,964
7,282	Dropbox, Inc., Class A*,a,b	57,601
58	Flipkart, Ltd. Series A Preference Shares*,a,b	5,585
100	Flipkart, Ltd. Series C Preference Shares*,a,b	9,629
187	Flipkart, Ltd. Series E Preference Shares*,a,b	18,006
843	Flipkart, Ltd. Series G Preference Shares*,a,b	81,172
760	Flipkart, Ltd. Series H Preference Shares*,a,b	73,180

	Total	519,137

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Preferred Stock (0.4%)	Value
Information Technology (<0.1%)
4,432	LivingSocial.com, Convertible*,a,b	$1

	Total	1

	Total Preferred Stock (cost $541,386)	519,138

	Collateral Held for Securities Loaned (3.4%)
3,829,085	Thrivent Cash Management Trust	3,829,085

	Total Collateral Held for Securities Loaned (cost $3,829,085)	3,829,085

Shares or Principal Amount	Short-Term Investments (1.6%)[d]
	Thrivent Core Short-Term Reserve Fund
176,984	0.580%	1,769,842

	Total Short-Term Investments (cost $1,769,842)	1,769,842

	Total Investments (cost $84,895,714) 103.3%	$116,615,064

	Other Assets and Liabilities, Net (3.3%)	(3,733,613)

	Total Net Assets 100.0%	$112,881,451

a	Non-income producing security.
b	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Growth Stock Portfolio as of June 30, 2016 was $535,122 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Airbnb, Inc., Convertible	4/16/2014	$119,819
Dropbox, Inc., Class A	11/7/2014	139,095
Flipkart, Ltd.	3/19/2015	18,924
Flipkart, Ltd. Series A Preference Shares	3/19/2015	6,612
Flipkart, Ltd. Series C Preference Shares	3/19/2015	11,400
Flipkart, Ltd. Series E Preference Shares	3/19/2015	21,318
Flipkart, Ltd. Series G Preference Shares	12/17/2014	100,958
Flipkart, Ltd. Series H Preference Shares	4/17/2015	108,102
LivingSocial.com, Convertible	11/18/2011	34,082

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Growth Stock Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$3,816,363

Total lending	$3,816,363
Gross amount payable upon return of collateral for securities loaned	$3,829,085

Net amounts due to counterparty	$12,722

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,796,904
Gross unrealized depreciation	(2,515,943)

Net unrealized appreciation (depreciation)	$31,280,961

Cost for federal income tax purposes	$85,334,103

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Partner Growth Stock Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,565,816	29,549,832	—	15,984
Consumer Staples	4,178,250	4,178,250	—	—
Financials	8,227,028	8,227,028	—	—
Health Care	20,887,295	20,887,295	—	—
Industrials	9,771,188	9,771,188	—	—
Information Technology	36,080,799	34,408,497	1,672,302	—
Materials	1,206,805	1,206,805	—	—
Telecommunications Services	579,818	579,818	—	—
Preferred Stock
Consumer Discretionary	519,137	—	—	519,137
Information Technology	1	—	—	1

Subtotal Investments in Securities	$111,016,137	$108,808,713	$1,672,302	$535,122

Other Investments *	Total
Short-Term Investments	1,769,842
Collateral Held for Securities Loaned	3,829,085

Subtotal Other Investments	$5,598,927

Total Investments at Value	$116,615,064

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust- Collateral Investment	$3,501,278	$20,706,680	$20,378,873	3,829,085	$3,829,085	$17,417
Cash Management Trust- Short Term Investment	2,630,798	6,608,018	9,238,816	—	—	1,365
Core Short-Term Reserve Fund	—	6,704,146	4,934,304	176,984	1,769,842	1,092
Total Value and Income Earned	$6,132,076				$5,598,927	$19,874

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (10.1%)
587,100	Comcast Corporation	$38,273,049
167,890	Delphi Automotive plc	10,509,914
473,347	Discovery Communications, Inc., Class Aa,b	11,942,545
540,198	Harley-Davidson, Inc.[a]	24,470,969
425,200	Lowe’s Companies, Inc.	33,663,084

	Total	118,859,561

Consumer Staples (5.9%)
406,820	CVS Health Corporation	38,948,947
86,300	Kimberly-Clark Corporation	11,864,524
180,759	Philip Morris International, Inc.	18,386,805

	Total	69,200,276

Energy (11.5%)
326,830	Baker Hughes, Inc.	14,749,838
387,925	Chevron Corporation	40,666,178
385,250	Devon Energy Corporation	13,965,312
148,783	EOG Resources, Inc.	12,411,478
187,019	EQT Corporation	14,480,881
1,932,951	Marathon Oil Corporation	29,013,595
1,910,200	Weatherford International plc[b]	10,601,610

	Total	135,888,892

Financials (21.0%)
200,000	American International Group, Inc.	10,578,000
1,825,640	Bank of America Corporation	24,226,243
502,800	Blackstone Group, LP	12,338,712
150,900	Capital One Financial Corporation	9,583,659
112,080	Chubb, Ltd.	14,649,977
901,000	Citigroup, Inc.	38,193,390
333,500	Comerica, Inc.	13,716,855
756,800	Fifth Third Bancorp	13,312,112
73,250	Goldman Sachs Group, Inc.	10,883,485
56,750	International Exchange, Inc.	14,525,730
551,460	Invesco, Ltd.	14,084,288
97,200	J.P. Morgan Chase & Company	6,040,008
493,870	MetLife, Inc.	19,670,842
626,610	Morgan Stanley	16,279,328
695,500	Synchrony Financial[b]	17,582,240
486,000	Zions Bancorporation	12,213,180

	Total	247,878,049

Health Care (13.9%)
124,450	Amgen, Inc.	18,935,068
245,300	Express Scripts Holding Company[b]	18,593,740
295,690	Medtronic plc	25,657,021
790,450	Merck & Company, Inc.	45,537,825
809,000	Pfizer, Inc.	28,484,890
329,900	Roche Holding AG ADR	10,870,205
117,547	UnitedHealth Group, Inc.	16,597,636

	Total	164,676,385

Industrials (9.4%)
89,650	Boeing Company	11,642,845
471,650	CSX Corporation	12,300,632
163,500	Delta Air Lines, Inc.	5,956,305
175,603	Honeywell International, Inc.	20,426,141
256,250	Ingersoll-Rand plc	16,318,000
147,050	Norfolk Southern Corporation	12,518,367
67,000	Rockwell Automation, Inc.	7,692,940
230,500	United Parcel Service, Inc.	24,829,460

	Total	111,684,690

Information Technology (16.3%)
22,300	Alphabet, Inc., Class Cb	15,433,830
1,908,740	Cisco Systems, Inc.	54,761,751
594,450	EMC Corporation	16,151,206
328,400	Intel Corporation	10,771,520
796,960	Microsoft Corporation	40,780,443
659,500	Oracle Corporation	26,993,335
450,240	Texas Instruments, Inc.	28,207,536

	Total	193,099,621

Materials (3.4%)
188,394	Albemarle Corporation	14,941,528
275,580	Dow Chemical Company	13,699,082
449,100	Mosaic Company	11,757,438

	Total	40,398,048

Telecommunications Services (2.2%)
456,764	Verizon Communications, Inc.	25,505,702

	Total	25,505,702

Utilities (3.7%)
680,930	PG&E Corporation	43,525,046

	Total	43,525,046

	Total Common Stock (cost $933,704,583)	1,150,716,270

	Collateral Held for Securities Loaned (2.8%)
32,462,025	Thrivent Cash Management Trust	32,462,025

	Total Collateral Held for Securities Loaned (cost $32,462,025)	32,462,025

Shares or Principal Amount	Short-Term Investments (2.5%)[c]
	Thrivent Core Short-Term Reserve Fund
2,994,791	0.580%	29,947,907

	Total Short-Term Investments (cost $29,947,907)	29,947,907

	Total Investments (cost $996,114,515) 102.7%	$1,213,126,202

	Other Assets and Liabilities, Net (2.7%)	(31,493,046)

	Total Net Assets 100.0%	$1,181,633,156

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of June 30, 2016:

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Securities Lending Transactions

Common Stock	$32,562,837

Total lending	$32,562,837
Gross amount payable upon return of collateral for securities loaned	$32,462,025

Net amounts due to counterparty	$(100,812)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$256,287,932
Gross unrealized depreciation	(39,531,767)

Net unrealized appreciation (depreciation)	$216,756,165

Cost for federal income tax purposes	$996,370,037

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	118,859,561	118,859,561	—	—
Consumer Staples	69,200,276	69,200,276	—	—
Energy	135,888,892	135,888,892	—	—
Financials	247,878,049	247,878,049	—	—
Health Care	164,676,385	164,676,385	—	—
Industrials	111,684,690	111,684,690	—	—
Information Technology	193,099,621	193,099,621	—	—
Materials	40,398,048	40,398,048	—	—
Telecommunications Services	25,505,702	25,505,702	—	—
Utilities	43,525,046	43,525,046	—	—

Subtotal Investments in Securities	$1,150,716,270	$1,150,716,270	$—	$—

Other Investments *	Total
Short-Term Investments	29,947,907
Collateral Held for Securities Loaned	32,462,025

Subtotal Other Investments	$62,409,932

Total Investments at Value	$1,213,126,202

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust- Collateral Investment	$13,026,675	$173,449,573	$154,014,223	32,462,025	$32,462,025	$36,027
Cash Management Trust- Short Term Investment	19,152,858	28,107,108	47,259,966	—	—	20,621
Core Short-Term Reserve Fund	—	38,260,690	8,312,783	2,994,791	29,947,907	14,990
Total Value and Income Earned	$32,179,533				$62,409,932	$71,638

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (85.3%)	Value	% of Net Assets
Consumer Discretionary (14.8%)
35,752	Amazon.com, Inc.[a]	$25,584,846	3.0%
25,540	AutoZone, Inc.[a]	20,274,674	2.4%
273,260	Comcast Corporation	17,813,819	2.1%
113,615	Las Vegas Sands Corporation	4,941,116	0.6%
363,800	Starbucks Corporation	20,780,256	2.5%
	Other Securities^	36,209,127	4.2%

	Total	125,603,838

Consumer Staples (7.2%)
87,340	CVS Health Corporation	8,361,932	1.0%
105,117	Imperial Brands plc	5,700,815	0.7%
99,840	Kimberly-Clark Corporation	13,726,003	1.6%
164,475	Philip Morris International, Inc.	16,730,397	2.0%
	Other Securities^	16,642,895	1.9%

	Total	61,162,042

Energy (8.4%)
298,050	Baker Hughes, Inc.	13,450,997	1.6%
1,261,063	BP plc	7,381,692	0.9%
142,229	Chevron Corporation	14,909,866	1.8%
114,120	EOG Resources, Inc.	9,519,890	1.1%
62,530	EQT Corporation	4,841,698	0.6%
1,982,324	Weatherford International plc[a]	11,001,898	1.3%
	Other Securities^	10,109,885	1.1%

	Total	71,215,926

Financials (15.0%)
48,600	Allianz SE	6,933,182	0.8%
52,260	Chubb, Ltd.	6,830,905	0.8%
219,870	Citigroup, Inc.	9,320,289	1.1%
42,570	International Exchange, Inc.	10,896,217	1.3%
233,360	Invesco, Ltd.	5,960,014	0.7%
244,349	J.P. Morgan Chase & Company	15,183,847	1.8%
	Other Securities^	71,491,696	8.5%

	Total	126,616,150

Health Care (10.5%)
30,322	Allergan plc[a]	7,007,111	0.8%
37,208	Essilor International SA	4,890,235	0.6%
69,309	Gilead Sciences, Inc.	5,781,757	0.7%
335,890	Merck & Company, Inc.	19,350,623	2.3%
384,920	Pfizer, Inc.	13,553,033	1.6%
71,982	Vertex Pharmaceuticals, Inc.[a]	6,191,892	0.7%
	Other Securities^	32,447,345	3.8%

	Total	89,221,996

Industrials (7.4%)
75,590	Boeing Company	9,816,873	1.2%
224,780	Delta Air Lines, Inc.	8,188,736	1.0%
57,240	Honeywell International, Inc.	6,658,157	0.8%
129,970	Norfolk Southern Corporation	11,064,346	1.3%
	Other Securities^	26,969,935	3.1%

	Total	62,698,047

Information Technology (14.0%)
24,244	Alphabet, Inc., Class Aa	17,056,381	2.0%
24,250	Alphabet, Inc., Class Ca	16,783,425	2.0%
306,198	Apple, Inc.	29,272,529	3.5%
199,060	Cisco Systems, Inc.	5,711,031	0.7%
476,130	EMC Corporation	12,936,452	1.5%
87,275	Facebook, Inc.[a]	9,973,787	1.2%
125,960	Microsoft Corporation	6,445,373	0.8%
131,640	Salesforce.com, Inc.[a]	10,453,532	1.2%
	Other Securities^	9,997,703	1.1%

	Total	118,630,213

Materials (3.7%)
83,996	Albemarle Corporation	6,661,723	0.8%
146,250	Dow Chemical Company	7,270,087	0.9%
	Other Securities^	17,570,178	2.0%

	Total	31,501,988

Telecommunications Services (1.1%)
	Other Securities^	8,887,162	1.1%

	Total	8,887,162

Utilities (3.2%)
296,050	PG&E Corporation	18,923,516	2.2%
	Other Securities^	8,186,918	1.0%

	Total	27,110,434

	Total Common Stock (cost $613,792,398)	722,647,796

	Registered Investment Companies (0.1%)
Equity Funds/ETFs (<0.1%)
	Other Securities^	390,670	0.1%

	Total	390,670

	Total Registered Investment Companies (cost $376,746)	390,670

	Collateral Held for Securities Loaned (0.5%)
4,591,378	Thrivent Cash Management Trust	4,591,378	0.5%

	Total Collateral Held for Securities Loaned (cost $4,591,378)	4,591,378

Shares or Principal Amount	Short-Term Investments (14.3%)[b]
	Federal Agricultural Mortgage Corporation Discount Notes
5,100,000	0.270%, 7/8/2016	5,099,832	0.6%
	Federal Home Loan Bank Discount Notes
7,550,000	0.343%, 7/15/2016	7,549,502	0.9%
23,300,000	0.339%, 7/20/2016	23,297,903	2.8%
10,200,000	0.300%, 7/29/2016[c]	10,198,654	1.2%
5,800,000	0.306%, 8/3/2016	5,798,672	0.7%
9,500,000	0.312%, 8/5/2016	9,497,691	1.1%
6,727,000	0.407%, 8/12/2016	6,725,036	0.8%
8,100,000	0.290% - 0.410%,
	7/13/2016 - 9/21/2016	8,098,074	0.9%
	Federal National Mortgage Association Discount Notes
5,000,000	0.400%, 7/25/2016[c]	4,999,435	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (14.3%)[b]	Value	% of Net Assets
	Thrivent Core Short-Term Reserve Fund
3,952,491	0.580%	$39,524,914	4.7%

	Total Short-Term Investments (cost $120,782,126)	120,789,713

	Total Investments (cost $739,542,648) 100.2%	$848,419,557

	Other Assets and Liabilities, Net (0.2%)	(1,619,109)

	Total Net Assets 100.0%	$846,800,448

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$4,356,546

Total lending	$4,356,546
Gross amount payable upon return of collateral for securities loaned	$4,591,378

Net amounts due to counterparty	$234,832

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$143,206,550
Gross unrealized depreciation	(35,484,317)

Net unrealized appreciation (depreciation)	$107,722,233

Cost for federal income tax purposes	$740,697,324

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Large Cap Stock Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	125,603,838	89,394,711	36,209,127	—
Consumer Staples	61,162,042	38,818,332	22,343,710	—
Energy	71,215,926	57,143,288	14,072,638	—
Financials	126,616,150	63,351,907	63,264,243	—
Health Care	89,221,996	67,037,050	22,184,946	—
Industrials	62,698,047	36,677,030	26,021,017	—
Information Technology	118,630,213	111,493,819	7,136,394	—
Materials	31,501,988	13,931,810	17,570,178	—
Telecommunications Services	8,887,162	—	8,887,162	—
Utilities	27,110,434	18,923,516	8,186,918	—
Registered Investment Companies
Equity Funds/ETFs	390,670	390,670	—	—
Short-Term Investments	81,264,799	—	81,264,799	—

Subtotal Investments in Securities	$804,303,265	$497,162,133	$307,141,132	$—

Other Investments *	Total
Short-Term Investments	39,524,914
Collateral Held for Securities Loaned	4,591,378

Subtotal Other Investments	$44,116,292

Total Investments at Value	$848,419,557

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,200,372	1,200,372	—	—

Total Asset Derivatives	$1,200,372	$1,200,372	$—	$—

Liability Derivatives
Futures Contracts	1,185,984	1,185,984	—	—

Total Liability Derivatives	$1,185,984	$1,185,984	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $8,598,937 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	1,757	September 2016	$54,954,994	$56,155,366	$1,200,372
Eurex Stoxx Europe 600 Index	321	September 2016	5,962,154	5,877,816	(84,338)
ICE mini MSCI EAFE Index	435	September 2016	36,232,246	35,130,600	(1,101,646)
Total Futures Contracts					$14,388

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,200,372
Total Equity Contracts		1,200,372

Total Asset Derivatives		$1,200,372

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,185,984
Total Equity Contracts		1,185,984

Total Liability Derivatives		$1,185,984

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(6,509,965)
Total Equity Contracts		(6,509,965)

Total		($6,509,965)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(3,365,989)
Total Equity Contracts		(3,365,989)

Total		($3,365,989)

The following table presents Large Cap Stock Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$119,336,246	14.2%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$4,545,524	$54,909,335	$54,863,481	4,591,378	$4,591,378	$78,782
Cash Management Trust-Short Term Investment	129,184,785	111,721,796	240,906,581	—	—	96,693
Core Short-Term Reserve Fund	—	67,328,797	27,803,883	3,952,491	39,524,914	29,096
Total Value and Income Earned	$133,730,309				$44,116,292	$204,571

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value	% of Net Assets
Consumer Discretionary (12.1%)
11,920	Amazon.com, Inc.[a]	$8,530,190	1.5%
74,275	Comcast Corporation	4,841,987	0.8%
38,550	Home Depot, Inc.	4,922,449	0.9%
27,090	McDonald’s Corporation	3,260,011	0.6%
45,130	Starbucks Corporation	2,577,826	0.5%
45,927	Walt Disney Company	4,492,579	0.8%
	Other Securities^	41,126,857	7.0%

	Total	69,751,899

Consumer Staples (10.3%)
60,710	Altria Group, Inc.	4,186,562	0.7%
120,300	Coca-Cola Company	5,453,199	0.9%
33,554	CVS Health Corporation	3,212,460	0.6%
44,640	PepsiCo, Inc.	4,729,162	0.8%
47,990	Philip Morris International, Inc.	4,881,543	0.8%
82,628	Procter & Gamble Company	6,996,113	1.2%
47,200	Wal-Mart Stores, Inc.	3,446,544	0.6%
	Other Securities^	26,571,114	4.7%

	Total	59,476,697

Energy (7.2%)
57,956	Chevron Corporation	6,075,527	1.1%
128,200	Exxon Mobil Corporation	12,017,468	2.1%
42,459	Schlumberger, Ltd.	3,357,658	0.6%
	Other Securities^	19,884,557	3.4%

	Total	41,335,210

Financials (15.2%)
309,730	Bank of America Corporation	4,110,117	0.7%
57,809	Berkshire Hathaway, Inc.[a]	8,370,165	1.4%
88,793	Citigroup, Inc.	3,763,935	0.7%
111,438	J.P. Morgan Chase & Company	6,924,757	1.2%
140,870	Wells Fargo & Company	6,667,377	1.2%
	Other Securities^	57,947,144	10.0%

	Total	87,783,495

Health Care (14.2%)
49,840	AbbVie, Inc.	3,085,594	0.5%
12,092	Allergan plc[a]	2,794,340	0.5%
23,040	Amgen, Inc.	3,505,536	0.6%
51,348	Bristol-Myers Squibb Company	3,776,645	0.7%
40,930	Gilead Sciences, Inc.	3,414,381	0.6%
84,910	Johnson & Johnson	10,299,583	1.8%
43,369	Medtronic plc	3,763,128	0.7%
85,423	Merck & Company, Inc.	4,921,219	0.9%
187,100	Pfizer, Inc.	6,587,791	1.1%
29,290	UnitedHealth Group, Inc.	4,135,748	0.7%
	Other Securities^	35,569,449	6.1%

	Total	81,853,414

Industrials (9.8%)
18,630	3M Company	3,262,486	0.6%
18,290	Boeing Company	2,375,322	0.4%
282,977	General Electric Company	8,908,116	1.5%
23,375	Honeywell International, Inc.	2,718,980	0.5%
23,960	United Technologies Corporation	2,457,098	0.4%
	Other Securities^	37,156,764	6.4%

	Total	56,878,766

Information Technology (19.2%)
9,110	Alphabet, Inc., Class Aa	6,409,158	1.1%
9,159	Alphabet, Inc., Class Ca	6,338,944	1.1%
168,580	Apple, Inc.	16,116,248	2.8%
155,520	Cisco Systems, Inc.	4,461,869	0.8%
71,840	Facebook, Inc.[a]	8,209,875	1.4%
145,200	Intel Corporation	4,762,560	0.8%
27,190	International Business Machines Corporation	4,126,898	0.7%
29,840	MasterCard, Inc.	2,627,710	0.5%
241,840	Microsoft Corporation	12,374,953	2.1%
95,907	Oracle Corporation	3,925,474	0.7%
44,990	QUALCOMM, Inc.	2,410,114	0.4%
58,550	Visa, Inc.	4,342,654	0.7%
	Other Securities^	35,031,743	6.1%

	Total	111,138,200

Materials (2.7%)
	Other Securities^	15,470,151	2.7%

	Total	15,470,151

Telecommunications Services (2.8%)
190,476	AT&T, Inc.	8,230,468	1.4%
126,346	Verizon Communications, Inc.	7,055,161	1.2%
	Other Securities^	1,127,463	0.2%

	Total	16,413,092

Utilities (3.6%)
	Other Securities^	20,834,157	3.6%

	Total	20,834,157

	Total Common Stock (cost $362,970,005)	560,935,081

	Collateral Held for Securities Loaned (0.6%)
3,532,407	Thrivent Cash Management Trust	3,532,407	0.6%

	Total Collateral Held for Securities Loaned (cost $3,532,407)	3,532,407

Shares or Principal Amount	Short-Term Investments (2.8%)[b]
	Thrivent Core Short-Term Reserve Fund
1,573,130	0.580%	15,731,305	2.7%
	Other Securities^	699,619	0.1%

	Total Short-Term Investments (cost $16,430,777)	16,430,924

	Total Investments (cost $382,933,189) 100.5%	$580,898,412

	Other Assets and Liabilities, Net (0.5%)	(3,102,693)

	Total Net Assets 100.0%	$577,795,719

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$3,499,461

Total lending	$3,499,461
Gross amount payable upon return of collateral for securities loaned	$3,532,407

Net amounts due to counterparty	$32,946

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$195,599,048
Gross unrealized depreciation	(13,280,456)

Net unrealized appreciation (depreciation)	$182,318,592

Cost for federal income tax purposes	$398,579,820

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	69,751,899	69,751,899	—	—
Consumer Staples	59,476,697	59,470,900	—	5,797
Energy	41,335,210	41,335,210	—	—
Financials	87,783,495	87,783,495	—	—
Health Care	81,853,414	81,853,414	—	—
Industrials	56,878,766	56,878,766	—	—
Information Technology	111,138,200	111,138,200	—	—
Materials	15,470,151	15,470,151	—	—
Telecommunications Services	16,413,092	16,413,092	—	—
Utilities	20,834,157	20,834,157	—	—
Short-Term Investments	699,619	—	699,619	—

Subtotal Investments in Securities	$561,634,700	$560,929,284	$699,619	$5,797

Other Investments *	Total
Short-Term Investments	15,731,305
Collateral Held for Securities Loaned	3,532,407

Subtotal Other Investments	$19,263,712

Total Investments at Value	$580,898,412

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	12,745	12,745	—	—

Total Liability Derivatives	$12,745	$12,745	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents Large Cap Index Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $699,619 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini S&P 500 Index	157	September 2016	$16,420,815	$16,408,070	($12,745)
Total Futures Contracts					($12,745)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$12,745
Total Equity Contracts		12,745

Total Liability Derivatives		$12,745

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	746,544
Total Equity Contracts		746,544

Total		$746,544

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	24,641
Total Equity Contracts		24,641

Total		$24,641

The following table presents Large Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$19,235,955	3.6%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$1,894,887	$19,240,651	$17,603,131	3,532,407	$3,532,407	$10,298
Cash Management Trust-Short Term Investment	16,796,121	24,089,679	40,885,801	—	—	15,487
Core Short-Term Reserve Fund	—	39,375,016	23,643,712	1,573,130	15,731,305	10,357
Total Value and Income Earned	$18,691,008				$19,263,712	$36,142

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.4%)	Value	% of Net Assets
Basic Materials (0.6%)
	Fortescue Metals Group, Ltd., Term Loan
$ 4,372,736	4.250%, 6/30/2019[a]	$4,175,964	0.6%

	Total	4,175,964

Communications Services (0.4%)
	Other Securities^	3,314,748	0.4%

	Total	3,314,748

Consumer Cyclical (1.4%)
	Scientific Games International, Inc., Term Loan
4,974,250	6.000%, 10/1/2021[a]	4,899,636	0.7%
	Other Securities^	5,698,799	0.7%

	Total	10,598,435

	Total Bank Loans (cost $18,612,268)	18,089,147

Principal Amount	Long-Term Fixed Income (91.4%)

Asset-Backed Securities (0.3%)
	Other Securities^	2,308,188	0.3%

	Total	2,308,188

Basic Materials (4.2%)
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,117,875	0.6%
	Other Securities^	26,971,591	3.6%

	Total	31,089,466

Capital Goods (9.2%)
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023[b]	6,370,000	0.9%
	Building Materials Corporation of America
3,990,000	6.000%, 10/15/2025[c]	4,169,550	0.6%
	Nortek, Inc.
3,640,000	8.500%, 4/15/2021	3,776,500	0.5%
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,064,287	0.5%
	Other Securities^	50,567,713	6.7%

	Total	68,948,050

Communications Services (18.2%)
	Altice Financing SA
5,015,000	6.500% - 7.500%,
	1/15/2022 - 5/15/2026[c]	4,948,577	0.6%
	Altice US Finance I Corporation
2,900,000	5.500%, 5/15/2026[c]	2,900,000	0.4%
	AMC Networks, Inc.
3,800,000	4.750%, 12/15/2022	3,771,500	0.5%
	CCO Holdings, LLC
5,500,000	5.875%, 4/1/2024[c]	5,706,250	0.8%
4,330,000	5.250% - 5.250%,
	3/15/2021 - 9/30/2022	4,468,018	0.6%
	CenturyLink, Inc.
3,935,000	7.500%, 4/1/2024[b]	3,969,431	0.5%
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[c]	5,343,360	0.7%
	DISH DBS Corporation
3,665,000	7.750%, 7/1/2026[c]	3,774,950	0.5%
	Neptune Finco Corporation
5,630,000	10.875%, 10/15/2025[c]	6,435,766	0.9%
	Numericable-SFR SA
8,920,000	6.000% - 7.375%,
	5/15/2022 - 5/1/2026[c]	8,673,237	1.1%
	Sprint Communications, Inc.
10,325,000	9.000%, 11/15/2018[c]	10,996,125	1.5%
2,870,000	7.000%, 3/1/2020[b,c]	3,004,861	0.4%
	Sprint Corporation
7,215,000	7.625%, 2/15/2025	5,708,869	0.8%
	T-Mobile USA, Inc.
3,790,000	6.542%, 4/28/2020	3,908,437	0.5%
3,450,000	6.000%, 4/15/2024	3,570,750	0.5%
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[c]	5,125,500	0.7%
	Other Securities^	53,736,830	7.2%

	Total	136,042,461

Consumer Cyclical (12.4%)
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,430,250	0.6%
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[b,c]	3,821,969	0.5%
	LKQ Corporation
4,005,000	4.750%, 5/15/2023	3,934,912	0.5%
	Other Securities^	80,572,118	10.8%

	Total	92,759,249

Consumer Non-Cyclical (11.8%)
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024[c]	4,720,275	0.6%
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[c]	4,218,800	0.6%
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[c]	3,813,975	0.5%
	Grifols Worldwide Operations, Ltd.
4,395,000	5.250%, 4/1/2022	4,471,913	0.6%
	HCA, Inc.
4,810,000	5.875%, 3/15/2022	5,230,875	0.7%
3,705,000	5.375%, 2/1/2025	3,797,625	0.5%
8,690,000	3.750% - 6.500%,
	3/15/2019 - 2/15/2026	9,170,656	1.3%
	JBS USA, LLC
4,705,000	5.750%, 6/15/2025[c]	4,422,700	0.6%
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[c]	4,399,500	0.6%
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021	4,593,400	0.6%
	TreeHouse Foods, Inc.
4,155,000	4.875%, 3/15/2022[b]	4,238,100	0.6%
	Valeant Pharmaceuticals International
5,245,000	5.500% - 7.250%,
	7/15/2022 - 3/1/2023[b,c]	4,354,286	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value	% of Net Assets
Consumer Non-Cyclical (11.8%) - continued
	VPII Escrow Corporation
$3,170,000	7.500%, 7/15/2021[c]	$2,795,544	0.4%
	Other Securities^	27,460,432	3.6%

	Total	87,688,081

Energy (11.2%)
	Cheniere Corpus Christi Holdings, LLC
2,200,000	7.000%, 6/30/2024[c]	2,259,136	0.3%
	Concho Resources, Inc.
4,740,0 00	6.500%, 1/15/2022	4,852,575	0.7%
	Range Resources Corporation
4,180,000	5.000%, 3/15/2023[b]	3,918,750	0.5%
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022[b]	4,570,463	0.6%
	Rowan Companies, Inc.
5,240,000	4.875%, 6/1/2022	4,585,000	0.6%
	Sabine Pass Liquefaction, LLC
7,350,000	5.625% - 5.875%,
	2/1/2021 - 6/30/2026	7,378,456	1.1%
	Weatherford International, Ltd.
7,605,000	4.500% - 7.750%,
	6/15/2021 - 4/15/2022[b]	6,947,344	1.0%
	Other Securities^	48,973,080	6.4%

	Total	83,484,804

Financials (8.2%)
	Ally Financial, Inc.
4,670,000	4.125%, 3/30/2020	4,681,675	0.6%
3,840,000	3.250% - 4.125%,
	2/13/2018 - 2/13/2022	3,822,150	0.5%
	Argos Merger Sub, Inc.
3,705,000	7.125%, 3/15/2023[c]	3,816,150	0.5%
	CIT Group, Inc.
3,795,000	3.875%, 2/19/2019	3,813,975	0.5%
	Icahn Enterprises, LP
6,485,000	6.000%, 8/1/2020	6,403,938	0.9%
	Quicken Loans, Inc.
4,255,000	5.750%, 5/1/2025[c]	4,106,075	0.5%
	Other Securities^	34,785,891	4.7%

	Total	61,429,854

Foreign Government (0.3%)
	Other Securities^	2,270,100	0.3%

	Total	2,270,100

Technology (7.6%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[c]	6,587,600	0.9%
	Cengage Learning, Inc.
5,230,000	9.500%, 6/15/2024[c]	5,321,525	0.7%
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[c]	4,894,375	0.7%
	Denali Borrower, LLC
5,680,000	5.625%, 10/15/2020[c]	5,958,320	0.8%
	NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[c]	3,882,175	0.5%
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[c]	4,870,000	0.7%
	Other Securities^	25,460,525	3.3%

	Total	56,974,520

Transportation (3.8%)
	Other Securities^	28,172,785	3.8%

	Total	28,172,785

Utilities (4.2%)
	Dynegy, Inc.
4,720,000	7.625%, 11/1/2024	4,531,200	0.6%
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027	3,990,300	0.5%
	MPLX LP
4,740,000	4.875%, 12/1/2024[c]	4,617,523	0.6%
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,691,348	0.6%
	Other Securities^	13,258,000	1.9%

	Total	31,088,371

	Total Long-Term Fixed Income (cost $708,189,431)	682,255,929

Shares	Preferred Stock (1.3%)
Consumer Staples (0.2%)
	Other Securities^	1,261,485	0.2%

	Total	1,261,485

Financials (1.1%)
	Other Securities^	8,489,314	1.1%

	Total	8,489,314

	Total Preferred Stock (cost $9,184,908)	9,750,799

	Registered Investment Companies (0.8%)
Equity Funds/ETFs (0.8%)
	Other Securities^	5,746,762	0.8%

	Total	5,746,762

	Total Registered Investment Companies (cost $5,352,250)	5,746,762

	Common Stock (0.1%)
Consumer Discretionary (<0.1%)
	Other Securities^	12	<0.1%

	Total	12

Energy (0.1%)
	Other Securities^	632,402	0.1%

	Total	632,402

Financials (<0.1%)
	Other Securities^	33,473	<0.1%

	Total	33,473

	Total Common Stock (cost $7,237,186)	665,887

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Collateral Held for Securities Loaned (7.8%)	Value	% of Net Assets
58,444,164	Thrivent Cash Management Trust	$58,444,164	7.8%

	Total Collateral Held for Securities Loaned (cost $58,444,164)	58,444,164

Shares or Principal Amount	Short-Term Investments (2.6%)[d]
	Federal Home Loan Bank Discount Notes
4,700,000	0.270%, 7/19/2016	4,699,601	0.6%
	Thrivent Core Short-Term Reserve Fund
1,389,097	0.580%	13,890,968	1.9%
	Other Securities^	750,248	0.1%

	Total Short-Term Investments (cost $19,340,600)	19,340,817

	Total Investments (cost $826,360,807) 106.4%	$794,293,505

	Other Assets and Liabilities, Net (6.4%)	(47,816,739)

	Total Net Assets 100.0%	$746,476,766

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $318,419,193 or 42.7% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

High Yield Portfolio held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $16,441,250 or 2.2% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$56,717,095

Total lending	$56,717,095
Gross amount payable upon return of collateral for securities loaned	$58,444,164

Net amounts due to counterparty	$1,727,069

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,587,649
Gross unrealized depreciation	(48,668,225)

Net unrealized appreciation (depreciation)	$(32,080,576)

Cost for federal income tax purposes	$826,374,081

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,175,964	—	4,175,964	—
Communications Services	3,314,748	—	—	3,314,748
Consumer Cyclical	10,598,435	—	10,598,435	—
Long-Term Fixed Income
Asset-Backed Securities	2,308,188	—	2,308,188	—
Basic Materials	31,089,466	—	31,089,466	—
Capital Goods	68,948,050	—	68,948,050	—
Communications Services	136,042,461	—	136,042,461	—
Consumer Cyclical	92,759,249	—	92,759,249	—
Consumer Non-Cyclical	87,688,081	—	87,688,081	—
Energy	83,484,804	—	83,484,804	—
Financials	61,429,854	—	61,429,854	—
Foreign Government	2,270,100	—	2,270,100	—
Technology	56,974,520	—	56,974,520	—
Transportation	28,172,785	—	28,172,785	—
Utilities	31,088,371	—	31,088,371	—
Preferred Stock
Consumer Staples	1,261,485	—	1,261,485	—
Financials	8,489,314	4,942,358	3,546,956	—
Registered Investment Companies
Equity Funds/ETFs	5,746,762	5,746,762	—	—
Common Stock
Consumer Discretionary	12	—	—	12
Energy	632,402	632,402	—	—
Financials	33,473	—	—	33,473
Short-Term Investments	5,449,849	—	5,449,849	—

Subtotal Investments in Securities	$721,958,373	$11,321,522	$707,288,618	$3,348,233

Other Investments*	Total
Short-Term Investments	13,890,968
Collateral Held for Securities Loaned	58,444,164

Subtotal Other Investments	$72,335,132

Total Investments at Value	$794,293,505

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Credit Default Swaps	190,412	—	190,412	—

Total Liability Derivatives	$190,412	$—	$190,412	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents High Yield Portfolio’s swaps contracts held as of June 30, 2016. Investments totaling $750,248 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 26, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2021	$15,700,000	($190,412)	($190,412)
Total Credit Default Swaps				($190,412)	($190,412)

1	As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.

3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit or the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	$190,412
Total Credit Contracts		190,412

Total Liability Derivatives		$190,412

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	713,025
Total Credit Contracts		713,025

Total		$713,025

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(190,412)
Total Credit Contracts		(190,412)

Total		($190,412)

The following table presents High Yield Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Credit Contracts	$161,788	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$42,864,685	$132,209,100	$116,629,621	58,444,164	$58,444,164	$140,912
Cash Management Trust-Short Term Investment	46,291,200	50,786,543	97,077,743	—	—	42,715
Core Short-Term Reserve Fund	—	60,038,244	46,147,276	1,389,097	13,890,968	8,782
Total Value and Income Earned	$89,155,885				$72,335,132	$192,409

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (3.4%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$2,176,931	0.1%

	Total	2,176,931

Capital Goods (0.2%)
	Other Securities^	2,887,747	0.2%

	Total	2,887,747

Communications Services (1.1%)
	Other Securities^	16,209,919	1.1%

	Total	16,209,919

Consumer Cyclical (0.5%)
	Other Securities^	6,905,156	0.5%

	Total	6,905,156

Consumer Non-Cyclical (0.5%)
	Other Securities^	6,709,152	0.5%

	Total	6,709,152

Energy (0.1%)
	Other Securities^	1,661,726	0.1%

	Total	1,661,726

Financials (0.2%)
	Other Securities^	2,245,767	0.2%

	Total	2,245,767

Technology (0.4%)
	Other Securities^	5,084,272	0.4%

	Total	5,084,272

Transportation (0.2%)
	Other Securities^	2,959,402	0.2%

	Total	2,959,402

Utilities (0.1%)
	Other Securities^	1,231,714	0.1%

	Total	1,231,714

	Total Bank Loans (cost $49,279,232)	48,071,786

	Long-Term Fixed Income (91.1%)
Asset-Backed Securities (1.3%)
	Other Securities^	18,722,758	1.3%

	Total	18,722,758

Basic Materials (2.2%)
	Other Securities^	31,105,736	2.2%

	Total	31,105,736

Capital Goods (1.8%)
	Other Securities^	26,179,607	1.8%

	Total	26,179,607

Collateralized Mortgage Obligations (0.7%)
	Other Securities^	9,175,025	0.7%

	Total	9,175,025

Commercial Mortgage-Backed Securities (0.5%)
	Other Securities^	7,380,615	0.5%

	Total	7,380,615

Communications Services (9.4%)
	AT&T, Inc.
$17,570,000	2.450% - 4.450%, 6/30/2020 - 12/15/2042	18,255,452	1.3%
	Charter Communications Operating, LLC
4,370,000	4.464%, 7/23/2022[a]	4,696,596	0.3%
	Comcast Corporation
3,740,000	3.375%, 8/15/2025	4,041,201	0.3%
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,683,156	0.3%
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	4,022,828	0.3%
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,721,389	0.3%
	Verizon Communications, Inc.
3,830,000	3.450%, 3/15/2021	4,103,577	0.3%
5,300,000	3.500%, 11/1/2024	5,636,725	0.4%
5,854,000	4.272%, 1/15/2036	5,991,054	0.4%
5,457,000	4.522%, 9/15/2048	5,682,374	0.4%
5,187,000	2.625% - 4.862%, 2/21/2020 - 8/21/2046	5,479,049	0.3%
	Other Securities^	66,337,363	4.8%

	Total	133,650,764

Consumer Cyclical (5.7%)
	Ford Motor Credit Company, LLC
5,000,000	4.134%, 8/4/2025	5,360,755	0.4%
9,335,000	2.597% - 4.250%, 11/4/2019 - 9/8/2024	9,701,112	0.7%
	General Motors Company
3,150,000	5.000%, 4/1/2035	3,137,287	0.2%
	General Motors Financial Company, Inc.
10,700,000	3.450% - 4.200%, 3/1/2021 - 1/15/2025	10,857,927	0.8%
	Other Securities^	51,449,952	3.6%

	Total	80,507,033

Consumer Non-Cyclical (10.8%)
	Anheuser-Busch Inbev Finance, Inc.
2,570,000	3.300%, 2/1/2023	2,707,932	0.2%
	Anheuser-Busch InBev Finance, Inc.
4,470,000	3.650%, 2/1/2026	4,788,470	0.3%
5,130,000	4.700% - 4.900%, 2/1/2036 - 2/1/2046	5,857,104	0.5%
	Boston Scientific Corporation
4,360,000	3.375%, 5/15/2022	4,522,327	0.3%
	Celgene Corporation
3,770,000	3.950%, 10/15/2020	4,066,431	0.3%
	Express Scripts Holding Company
3,810,000	4.500%, 2/25/2026	4,185,834	0.3%
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,668,844	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value	% of Net Assets
Consumer Non-Cyclical (10.8%) - continued
	SABMiller Holdings, Inc.
$4,320,000	3.750%, 1/15/2022[a]	$4,632,081	0.3%
	Other Securities^	118,660,361	8.3%

	Total	154,089,384

Energy (8.1%)
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,077,138	0.3%
	Other Securities^	110,614,496	7.8%

	Total	114,691,634

Financials (26.8%)
	Bank of America Corporation
3,830,000	4.125%, 1/22/2024	4,119,468	0.3%
27,400,000	1.717% - 7.625%, 3/22/2018 - 12/29/2049[b,c,d]	29,152,203	2.1%
	Berkshire Hathaway, Inc.
2,860,000	2.750%, 3/15/2023	2,955,044	0.2%
	Citigroup, Inc.
4,370,000	4.400%, 6/10/2025	4,569,311	0.3%
7,705,000	3.700% - 5.500%, 9/13/2025 - 9/29/2027	8,280,320	0.6%
	Credit Suisse Group Funding, Ltd.
4,400,000	3.750%, 3/26/2025	4,306,518	0.3%
	Goldman Sachs Group, Inc.
4,450,000	3.850%, 7/8/2024	4,718,384	0.3%
17,155,000	2.875% - 5.375%, 3/15/2020 - 5/22/2045	18,363,365	1.4%
	J.P. Morgan Chase & Company
17,470,000	3.375% - 7.900%, 5/1/2023 - 12/29/2049[b,c]	18,876,085	1.3%
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,314,485	0.3%
	Morgan Stanley
17,655,000	2.500% - 5.500%, 1/26/2020 - 1/27/2045	18,940,191	1.4%
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	4,022,607	0.3%
	Other Securities^	259,093,069	18.0%

	Total	381,711,050

Foreign Government (0.8%)
	Other Securities^	11,180,629	0.8%

	Total	11,180,629

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 7/1/2031[e]	4,377,050	0.3%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,802,500	4.000%, 7/1/2046[e]	7,280,801	0.5%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
25,150,000	3.500%, 7/1/2046[e]	26,537,178	1.9%
11,777,500	4.000%, 7/1/2046[e]	12,627,350	0.9%
2,025,000	4.500%, 7/1/2046[e]	2,210,404	0.1%

	Total	53,032,783

Technology (2.8%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,724,013	0.3%
	Other Securities^	35,882,922	2.5%

	Total	40,606,935

Transportation (2.4%)
	British Airways plc
4,090,940	4.625%, 6/20/2024[a]	4,317,987	0.3%
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,939,875	0.2%
	Other Securities^	26,616,011	1.9%

	Total	33,873,873

U.S. Government and Agencies (8.4%)
	U.S. Treasury Bonds
4,500,000	4.375%, 5/15/2041	6,425,509	0.5%
5,307,000	3.125%, 2/15/2042	6,270,969	0.4%
11,380,000	2.500%, 2/15/2045	11,848,093	0.8%
9,500,000	3.000%, 11/15/2045	10,923,518	0.8%
8,040,000	1.625% - 3.500%, 3/31/2018 - 5/15/2046[c]	8,699,994	0.6%
	U.S. Treasury Notes
7,000,000	1.375%, 10/31/2020	7,126,602	0.5%
7,990,000	1.750%, 12/31/2020	8,264,968	0.6%
5,730,000	1.125%, 2/28/2021	5,770,288	0.4%
5,650,000	2.000%, 7/31/2022	5,915,725	0.4%
7,000,000	1.875%, 10/31/2022	7,273,714	0.5%
6,410,000	2.000%, 11/30/2022	6,708,719	0.5%
4,250,000	2.125%, 12/31/2022	4,480,928	0.3%
10,000,000	1.625%, 5/31/2023	10,225,780	0.7%
5,680,000	2.000%, 2/15/2025	5,942,700	0.4%
6,570,000	2.250%, 11/15/2025	7,009,369	0.5%
5,090,000	1.625%, 2/15/2026	5,147,262	0.4%
1,960,000	1.875%, 8/31/2022	2,037,099	0.1%

	Total	120,071,237

U.S. Municipals (0.2%)
	Other Securities^	3,044,190	0.2%

	Total	3,044,190

Utilities (5.5%)
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[a]	4,049,191	0.3%
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,345,826	0.4%
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,862,675	0.3%
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,870,241	0.3%
	Other Securities^	59,676,130	4.2%

	Total	77,804,063

	Total Long-Term Fixed Income (cost $1,245,225,689)	1,296,827,316

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Preferred Stock (1.4%)	Value	% of Net Assets
Consumer Staples (0.1%)
	Other Securities^	$2,228,362	0.1%

	Total	2,228,362

Financials (1.3%)
102,122	Citigroup, Inc., 7.008%[d]	2,662,320	0.2%
31,925	Countrywide Capital V, 7.000%	832,923	<0.1%
95,940	Goldman Sachs Group, Inc., 5.500%[b]	2,540,491	0.2%
88,200	Morgan Stanley 7.125%[b]	2,616,894	0.2%
	Other Securities^	9,465,528	0.7%

	Total	18,118,156

	Total Preferred Stock (cost $19,317,283)	20,346,518

	Common Stock (<0.1%)
Energy (<0.1%)
	Other Securities^	116,429	<0.1%

	Total	116,429

	Total Common Stock (cost $121,140)	116,429

	Collateral Held for Securities Loaned (2.7%)
38,614,774	Thrivent Cash Management Trust	38,614,774	2.7%

	Total Collateral Held for Securities Loaned (cost $38,614,774)	38,614,774

Shares or Principal Amount	Short-Term Investments (7.3%)[f]
	Federal Agricultural Mortgage Corporation Discount Notes
10,700,000	0.270%, 7/8/2016	10,699,647	0.8%
	Federal Home Loan Bank Discount Notes
7,900,000	0.300%, 7/29/2016[g]	7,898,957	0.6%
4,400,000	0.355%, 8/5/2016	4,398,931	0.3%
	Federal Home Loan Bank Discount Notes
8,600,000	0.305% - 0.340%, 7/12/2016 - 8/3/2016	8,598,839	0.6%
	U.S. Treasury Notes
550,000	0.500%, 8/31/2016[h]	550,182	<0.1%
	Thrivent Core Short-Term Reserve Fund
7,156,263	0.580%	71,562,630	5.0%

	Total Short-Term Investments (cost $103,707,221)	103,709,186

	Total Investments (cost $1,456,265,339) 105.9%	$1,507,686,009

	Other Assets and Liabilities, Net (5.9%)	(83,510,735)

	Total Net Assets 100.0%	$1,424,175,274

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $217,027,638 or 15.2% of total net assets.
b	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
c	All or a portion of the security is on loan.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
h	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Income Portfolio held restricted securities as of June 30, 2016. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2016, the value of these investments was $6,287,154 or 0.4% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$37,442,090

Total lending	$37,442,090
Gross amount payable upon return of collateral for securities loaned	$38,614,774

Net amounts due to counterparty	$1,172,684

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$65,686,314
Gross unrealized depreciation	(13,857,506)

Net unrealized appreciation (depreciation)	$51,828,808

Cost for federal income tax purposes	$1,455,857,201

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,176,931	—	2,176,931	—
Capital Goods	2,887,747	—	2,887,747	—
Communications Services	16,209,919	—	15,353,913	856,006
Consumer Cyclical	6,905,156	—	6,905,156	—
Consumer Non-Cyclical	6,709,152	—	5,977,134	732,018
Energy	1,661,726	—	1,245,275	416,451
Financials	2,245,767	—	2,245,767	—
Technology	5,084,272	—	5,084,272	—
Transportation	2,959,402	—	2,959,402	—
Utilities	1,231,714	—	1,231,714	—
Long-Term Fixed Income
Asset-Backed Securities	18,722,758	—	18,722,758	—
Basic Materials	31,105,736	—	31,105,736	—
Capital Goods	26,179,607	—	26,179,607	—
Collateralized Mortgage Obligations	9,175,025	—	9,175,025	—
Commercial Mortgage-Backed Securities	7,380,615	—	7,380,615	—
Communications Services	133,650,764	—	133,650,764	—
Consumer Cyclical	80,507,033	—	80,507,033	—
Consumer Non-Cyclical	154,089,384	—	154,089,384	—
Energy	114,691,634	—	112,751,465	1,940,169
Financials	381,711,050	—	381,711,050	—
Foreign Government	11,180,629	—	11,180,629	—
Mortgage-Backed Securities	53,032,783	—	53,032,783	—
Technology	40,606,935	—	40,606,935	—
Transportation	33,873,873	—	33,873,873	—
U.S. Government and Agencies	120,071,237	—	120,071,237	—
U.S. Municipals	3,044,190	—	3,044,190	—
Utilities	77,804,063	—	77,804,063	—
Preferred Stock
Consumer Staples	2,228,362	—	2,228,362	—
Financials	18,118,156	3,495,243	14,622,913	—
Common Stock
Energy	116,429	116,429	—	—
Short-Term Investments	32,146,556	—	32,146,556	—

Subtotal Investments in Securities	$1,397,508,605	$3,611,672	$1,389,952,289	$3,944,644

Other Investments*	Total
Short-Term Investments	71,562,630
Collateral Held for Securities Loaned	38,614,774

Subtotal Other Investments	$110,177,404

Total Investments at Value	$1,507,686,009

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,793,495	4,793,495	—	—

Total Asset Derivatives	$4,793,495	$4,793,495	$—	$—

Liability Derivatives
Futures Contracts	4,257,683	4,257,683	—	—
Credit Default Swaps	164,262	—	164,262	—

Total Liability Derivatives	$4,421,945	$4,257,683	$164,262	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents Income Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $899,881 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(902)	September 2016	($116,665,176)	($119,951,911)	($3,286,735)
CBOT 5-Yr. U.S. Treasury Note	(437)	September 2016	(52,414,746)	(53,385,694)	(970,948)
CBOT U.S. Long Bond	506	September 2016	82,412,443	87,205,938	4,793,495
Total Futures Contracts					$535,812

The following table presents Income Portfolio’s swaps contracts held as of June 30, 2016. Investments totaling $550,182 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 26, 5 Year, at 5.00%; Barclays Capital, Inc.	Buy	6/20/2021	$12,800,000	($164,262)	($164,262)
Total Credit Default Swaps				($164,262)	($164,262)

1	As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$4,793,495
Total Interest Rate Contracts		4,793,495

Total Asset Derivatives		$4,793,495

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,257,683
Total Interest Rate Contracts		4,257,683
Credit Contracts Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	164,262
Total Credit Contracts		164,262

Total Liability Derivatives		$4,421,945

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,714,980
Total Interest Rate Contracts		1,714,980
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(26,269)
Total Credit Contracts		(26,269)

Total		$1,688,711

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(167,326)
Total Interest Rate Contracts		(167,326)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(164,262)
Total Credit Contracts		(164,262)

Total		($331,588)

The following table presents Income Portfolio’s average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$259,519,066	19.0%	N/A	N/A
Credit Contracts	N/A	N/A	$26,976	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust - Collateral Investment	$28,613,386	$109,952,733	$99,951,345	38,614,774	$38,614,774	$77,787
Cash Management Trust - Short Term Investment	94,638,205	91,569,484	186,207,689	—	—	70,771
Core Short-Term Reserve Fund	—	124,767,203	53,204,573	7,156,263	71,562,630	43,923
Total Value and Income Earned	$123,251,591				$110,177,404	$192,481

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value
Asset-Backed Securities (1.4%)
	Conseco Financial Corporation
$3,749	6.330%, 11/1/2029	$3,800
	Credit Based Asset Servicing and Securitization, LLC
330,275	3.460%, 12/25/2036[a]	220,777
	First Horizon ABS Trust
240,053	0.613%, 10/25/2034[b,c]	218,227
	GMAC Mortgage Corporation Loan Trust
387,801	0.939%, 8/25/2035[b,c]	364,656
719,477	0.626%, 12/25/2036[b,c]	637,934
	IndyMac Seconds Asset-Backed Trust
319,876	0.793%, 10/25/2036[b,c]	195,530
	Preferred Term Securities XXIII, Ltd.
548,716	0.853%, 12/22/2036*,c	417,820
	Wachovia Asset Securitization, Inc.
642,604	0.593%, 7/25/2037*,[b,c]	531,143

	Total	2,589,887

Basic Materials (0.5%)
	Albemarle Corporation
150,000	3.000%, 12/1/2019	152,029
	Dow Chemical Company
27,000	7.375%, 11/1/2029	36,201
	Georgia-Pacific, LLC
360,000	2.539%, 11/15/2019[d]	368,676
250,000	3.734%, 7/15/2023[d]	267,811
	Glencore Funding, LLC
175,000	1.693%, 4/16/2018[c,d]	168,000

	Total	992,717

Capital Goods (0.4%)
	Lockheed Martin Corporation
290,000	2.500%, 11/23/2020	299,242
	Roper Technologies, Inc.
116,000	1.850%, 11/15/2017	116,631
123,000	6.250%, 9/1/2019	138,547
	Textron, Inc.
250,000	3.875%, 3/1/2025	264,141

	Total	818,561

Commercial Mortgage-Backed Securities (1.2%)
	Commercial Mortgage Pass-Through Certificates
370,730	5.306%, 12/10/2046	372,458
	Morgan Stanley Capital I
129,811	3.224%, 7/15/2049	129,904
	UBS Commercial Mortgage Trust
750,000	3.400%, 5/10/2045	805,005
	WFRBS Commercial Mortgage Trust
826,000	2.870%, 11/15/2045	865,053

	Total	2,172,420

Communications Services (1.2%)
	America Movil SAB de CV
300,000	1.656%, 9/12/2016[c]	300,075
	American Tower Corporation
100,000	2.800%, 6/1/2020	102,333
	American Tower Trust I
225,000	1.551%, 3/15/2018*	225,476
	AT&T, Inc.
250,000	1.750%, 1/15/2018	251,361
150,000	2.800%, 2/17/2021	153,906
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	204,626
	Charter Communications Operating, LLC
211,000	3.579%, 7/23/2020[d]	220,589
211,000	4.464%, 7/23/2022[d]	226,769
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[d]	252,887
	Verizon Communications, Inc.
250,000	3.000%, 11/1/2021	262,594

	Total	2,200,616

Consumer Cyclical (2.7%)
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[d]	201,433
	Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	578,323
	California Institute of Technology
325,000	4.700%, 11/1/2111	356,452
	CVS Health Corporation
150,000	2.250%, 8/12/2019	154,047
	Daimler Finance North America, LLC
250,000	1.347%, 8/3/2017[c,d]	250,171
27,000	8.500%, 1/18/2031	43,863
	Dartmouth College
250,000	3.760%, 6/1/2043	266,094
	Home Depot, Inc.
300,000	4.400%, 4/1/2021	338,238
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	207,756
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	595,756
	Newell Rubbermaid, Inc.
100,000	3.150%, 4/1/2021	104,178
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	545,336
	Starbucks Corporation
200,000	3.850%, 10/1/2023	224,590
	Walgreens Boots Alliance, Inc.
150,000	1.750%, 5/30/2018	151,172
150,000	2.600%, 6/1/2021	152,798
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	498,844
	Yale University
200,000	2.086%, 4/15/2019	206,544

	Total	4,875,595

Consumer Non-Cyclical (4.1%)
	Actavis Funding SCS
350,000	1.911%, 3/12/2020[c]	351,069
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	268,498

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value
Consumer Non-Cyclical (4.1%) - continued
	Amgen, Inc.
$250,000	2.125%, 5/1/2020	$253,948
	Anheuser-Busch InBev Finance, Inc.
250,000	3.650%, 2/1/2026	267,812
250,000	4.700%, 2/1/2036	280,932
	BAT International Finance plc
350,000	1.163%, 6/15/2018[c,d]	349,331
	Bayer U.S. Finance, LLC
250,000	2.375%, 10/8/2019[d]	255,559
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	341,514
	Bunge Limited Finance Corporation
225,000	3.500%, 11/24/2020	235,849
	Cardinal Health, Inc.
195,000	1.950%, 6/15/2018	197,260
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	341,295
	Celgene Corporation
195,000	3.550%, 8/15/2022	204,296
	Church & Dwight Company, Inc.
210,000	2.450%, 12/15/2019	213,573
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	253,129
	EMD Finance, LLC
300,000	1.006%, 3/17/2017[c,d]	299,823
	Express Scripts Holding Company
200,000	3.900%, 2/15/2022	214,335
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	199,795
	Gilead Sciences, Inc.
200,000	2.550%, 9/1/2020	207,818
200,000	3.250%, 9/1/2022	212,980
	Imperial Tobacco Finance plc
250,000	3.750%, 7/21/2022[d]	263,824
	Laboratory Corporation of America Holdings
255,000	2.625%, 2/1/2020	260,454
	McKesson Corporation
275,000	2.700%, 12/15/2022	278,371
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	208,936
	Mylan NV
300,000	3.750%, 12/15/2020[d]	312,773
250,000	3.150%, 6/15/2021[d]	253,587
	Reynolds American, Inc.
81,000	3.250%, 6/12/2020	85,624
	Sanofi
250,000	1.250%, 4/10/2018	251,543
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	308,495
350,000	2.100%, 7/30/2020	360,157

	Total	7,532,580

Energy (1.8%)
	Anadarko Petroleum Corporation
100,000	4.850%, 3/15/2021	106,061
	BP Capital Markets plc
250,000	1.676%, 5/3/2019	252,005
	Cameron International Corporation
150,000	1.400%, 6/15/2017	150,071
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	292,804
	Exxon Mobil Corporation
250,000	1.708%, 3/1/2019	254,062
250,000	1.050%, 3/6/2022[c]	243,030
	Marathon Petroleum Corporation
250,000	3.400%, 12/15/2020	258,438
	Occidental Petroleum Corporation
200,000	2.600%, 4/15/2022	204,938
	Petro-Canada
150,000	6.800%, 5/15/2038	195,124
	Petroleos Mexicanos
150,000	5.500%, 2/4/2019[d]	157,650
270,000	2.378%, 4/15/2025	278,698
	Pioneer Natural Resources Company
216,000	3.450%, 1/15/2021	223,037
	Schlumberger Holdings Corporation
250,000	3.000%, 12/21/2020[d]	260,739
	Sunoco Logistics Partners Operations, LP
300,000	4.400%, 4/1/2021	316,140
	Transcontinental Gas Pipe Line Company, LLC
125,000	7.850%, 2/1/2026[d]	155,563

	Total	3,348,360

Financials (8.5%)
	ABN AMRO Bank NV
300,000	2.450%, 6/4/2020[d]	306,773
	ACE INA Holdings, Inc.
350,000	2.875%, 11/3/2022	366,115
	Aetna, Inc.
250,000	1.900%, 6/7/2019	253,248
	Aflac, Inc.
250,000	2.400%, 3/16/2020	257,569
	American International Group, Inc.
200,000	3.300%, 3/1/2021	206,621
	AXA SA
27,000	8.600%, 12/15/2030	36,990
	Bank Nederlandse Gemeenten NV
500,000	1.750%, 3/24/2020[d]	510,170
	Bank of America Corporation
250,000	1.700%, 8/25/2017	250,936
	Bank of England
1,000,000	0.875%, 3/17/2017[d,e]	1,000,977
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
205,000	2.850%, 9/8/2021[d]	211,193
	Boston Properties, LP
300,000	3.125%, 9/1/2023	308,373
	Chubb Corporation
350,000	6.500%, 5/15/2038	501,630
	Discover Bank
288,000	8.700%, 11/18/2019	339,124
	Duke Realty, LP
250,000	3.875%, 10/15/2022	265,065
	European Investment Bank
500,000	1.250%, 5/15/2018	503,698

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value
Financials (8.5%) - continued
	Fifth Third Bancorp
$200,000	2.875%, 10/1/2021	$206,578
	HCP, Inc.
250,000	4.000%, 12/1/2022	259,551
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	156,314
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	373,687
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	207,184
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	417,917
	J.P. Morgan Chase & Company
250,000	1.538%, 1/25/2018[c]	251,215
250,000	2.250%, 1/23/2020	253,438
250,000	2.700%, 5/18/2023	252,543
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	165,761
200,000	4.250%, 6/15/2023[d]	212,447
	Lloyds Bank plc
365,000	1.175%, 3/16/2018[c]	363,032
	Marsh & McLennan Companies, Inc.
400,000	2.550%, 10/15/2018	408,985
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	353,063
	MetLife, Inc.
200,000	4.368%, 9/15/2023	221,413
	Morgan Stanley
250,000	5.000%, 11/24/2025	273,698
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	327,863
	New York Life Global Funding
350,000	1.550%, 11/2/2018[d]	353,249
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	329,722
	North American Development Bank
400,000	2.300%, 10/10/2018	408,934
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	336,976
	Prudential Financial, Inc.
200,000	2.350%, 8/15/2019	203,727
	Realty Income Corporation
300,000	2.000%, 1/31/2018	302,495
	Regions Financial Corporation
200,000	3.200%, 2/8/2021	205,860
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	244,737
	Santander UK plc
175,000	3.125%, 1/8/2021	175,380
	Simon Property Group, LP
250,000	2.500%, 9/1/2020	258,565
250,000	2.500%, 7/15/2021	257,568
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d],[e]	193,917
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	267,691
	Svensk Exportkredit AB
500,000	1.750%, 8/28/2020	508,273
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	125,797
	Swedbank AB
300,000	1.750%, 3/12/2018[d]	301,743
	Synchrony Financial
215,000	3.750%, 8/15/2021	222,726
	Toronto-Dominion Bank
250,000	1.586%, 12/14/2020[c]	251,403
	UBS AG
250,000	1.340%, 3/26/2018[c]	250,215
	UnitedHealth Group, Inc.
165,000	3.350%, 7/15/2022	176,521
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[f,g]	0
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	155,209

	Total	15,553,879

Foreign Government (3.0%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020	378,875
	Export Development Canada
150,000	0.750%, 12/15/2017	150,044
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	203,044
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	529,495
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	548,261
400,000	4.375%, 1/24/2044	529,623
	Kommunalbanken AS
495,000	1.500%, 10/22/2019[d]	500,620
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	300,656
	Mexico Government International Bond
250,000	3.600%, 1/30/2025	261,250
	Poland Government International Bond
250,000	4.000%, 1/22/2024	270,000
	Province of Manitoba
600,000	1.300%, 4/3/2017	602,709
	Province of New Brunswick
125,000	2.750%, 6/15/2018	129,173
	Province of Quebec
400,000	7.500%, 7/15/2023	539,109
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[d]	509,872

	Total	5,452,731

Mortgage-Backed Securities (25.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
33	6.000%, 9/1/2016	33
10,033	7.000%, 6/1/2017	10,199
11,037	5.500%, 12/1/2017	11,254
2,087,500	3.000%, 7/1/2031[h]	2,189,836

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value
Mortgage-Backed Securities (25.2%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$5,550	8.500%, 11/1/2025	$5,810
318	8.000%, 1/1/2026	358
2,987,500	4.000%, 7/1/2046[h]	3,197,559
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,650,000	2.500%, 7/1/2031[h]	4,810,840
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,119	10.500%, 8/1/2020	1,193
929	8.000%, 12/1/2024	1,038
141	8.500%, 12/1/2025	142
1,148	8.000%, 9/1/2026	1,184
1,779	8.000%, 4/1/2030	2,262
14,245,000	3.500%, 7/1/2046[h]	15,030,700
11,062,500	4.000%, 7/1/2046[h]	11,860,757
8,400,000	4.500%, 7/1/2046[h]	9,169,081
	Government National Mortgage Association 30-Yr. Pass Through
2,763	7.500%, 3/15/2023	2,773
1,711	9.000%, 9/15/2024	1,952
1,930	8.000%, 6/15/2025	1,990
577	8.000%, 9/15/2026	598
6,405	7.500%, 10/15/2027	6,569
7,592	7.500%, 11/15/2028	7,655
3,483	8.000%, 10/15/2030	4,019
2,849	7.500%, 1/15/2031	3,282

	Total	46,321,084

Technology (1.3%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	203,459
	Apple, Inc.
400,000	2.400%, 5/3/2023	407,340
	Automatic Data Processing, Inc.
150,000	2.250%, 9/15/2020	155,846
	Cisco Systems, Inc.
350,000	1.173%, 3/1/2019[c]	351,257
	Diamond 1 Finance Corporation
150,000	3.480%, 6/1/2019[d]	153,662
	Intel Corporation
250,000	1.700%, 5/19/2021	252,337
140,000	3.100%, 7/29/2022	149,902
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	241,343
	Oracle Corporation
250,000	2.500%, 5/15/2022	255,448
	Texas Instruments, Inc.
200,000	1.750%, 5/1/2020	203,041

	Total	2,373,635

Transportation (0.9%)
	American Airlines Pass Through Trust
166,994	5.600%, 7/15/2020[d]	172,004
	Continental Airlines, Inc.
298,320	4.150%, 4/11/2024	315,474
	Delta Air Lines, Inc.
159,949	4.950%, 5/23/2019	169,146
	ERAC USA Finance, LLC
250,000	2.600%, 12/1/2021[d]	254,074
	J.B. Hunt Transport Services, Inc.
220,000	3.300%, 8/15/2022	229,567
	TTX Company
250,000	2.250%, 2/1/2019[d]	254,233
300,000	4.125%, 10/1/2023*	322,983

	Total	1,717,481

U.S. Government and Agencies (43.3%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	416,308
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	1,012,268
325,000	1.250%, 10/2/2019	328,859
350,000	6.750%, 3/15/2031	542,886
	Federal National Mortgage Association
1,500,000	1.250%, 5/6/2021	1,505,622
1,300,000	2.125%, 4/24/2026	1,335,169
500,000	5.960%, 9/11/2028	701,637
100,000	6.250%, 5/15/2029	145,635
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	245,637
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	479,657
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,518,945
500,000	5.375%, 2/15/2031	741,582
4,425,000	3.000%, 5/15/2042	5,111,220
7,450,000	3.625%, 2/15/2044	9,605,844
	U.S. Treasury Notes
14,875,000	0.875%, 11/15/2017	14,936,597
3,500,000	1.250%, 12/15/2018	3,550,586
1,750,000	1.000%, 3/15/2019	1,764,835
150,000	1.500%, 10/31/2019	153,492
8,130,000	1.875%, 6/30/2020	8,441,225
1,000,000	2.000%, 7/31/2020	1,043,633
2,500,000	1.250%, 3/31/2021	2,529,103
1,000,000	2.250%, 7/31/2021	1,059,609
1,000,000	2.125%, 9/30/2021	1,053,828
1,750,000	2.125%, 6/30/2022	1,845,156
2,825,000	1.625%, 8/15/2022	2,896,950
10,400,000	2.250%, 11/15/2024	11,093,878
3,530,000	1.625%, 2/15/2026	3,569,713

	Total	79,629,874

Utilities (3.3%)
	Ameren Corporation
225,000	2.700%, 11/15/2020	231,727
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	300,865
	Berkshire Hathaway Energy Company
200,000	2.400%, 2/1/2020	205,433
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	467,954
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	366,269

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value

Utilities (3.3%) - continued
	DTE Energy Company
$100,000	2.400%, 12/1/2019	$102,106
	Eversource Energy
230,000	1.600%, 1/15/2018	231,381
	Exelon Generation Company, LLC
200,000	2.950%, 1/15/2020	205,733
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	256,740
	National Rural Utilities Cooperative Finance Corporation
28,000	4.023%, 11/1/2032	29,986
	NextEra Energy Capital Holdings, Inc.
200,000	2.300%, 4/1/2019	203,877
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	377,727
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	334,386
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	342,055
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	361,680
	Public Service Electric And Gas Company
360,000	1.800%, 6/1/2019	365,927
	Sempra Energy
325,000	2.300%, 4/1/2017	327,690
265,000	2.400%, 3/15/2020	270,514
	Southern California Edison Company
155,000	2.400%, 2/1/2022	160,686
	Southern California Gas Company
325,000	3.750%, 9/15/2042	344,136
	Southern Company
250,000	1.850%, 7/1/2019	253,163
	Xcel Energy, Inc.
250,000	1.200%, 6/1/2017	250,158

	Total	5,990,193

	Total Long-Term Fixed Income (cost $175,326,416)	181,569,613

Shares	Collateral Held for Securities Loaned (0.4%)
715,500	Thrivent Cash Management Trust	715,500

	Total Collateral Held for Securities Loaned (cost $715,500)	715,500

Shares or Principal Amount	Short-Term Investments (25.7%)[i]
	Federal Home Loan Bank Discount Notes
3,700,000	0.320%, 7/7/2016	$3,699,896
2,920,000	0.324%, 7/8/2016	2,919,904
3,000,000	0.335%, 7/20/2016	2,999,730
4,800,000	0.300%, 7/29/2016	4,799,366
3,100,000	0.305%, 8/3/2016	3,099,290
1,800,000	0.355%, 8/5/2016	1,799,563
4,100,000	0.317%, 8/12/2016	4,098,803
4,900,000	0.330%, 8/26/2016	4,898,094
200,000	0.390%, 9/2/2016	199,902
4,500,000	0.390%, 9/7/2016	4,497,619
2,700,000	0.390%, 9/14/2016	2,698,426
	Thrivent Core Short-Term Reserve Fund
1,150,853	0.580%	11,508,527

	Total Short-Term Investments (cost $47,215,333)	47,219,120

	Total Investments (cost $223,257,249) 124.9%	$229,504,233

	Other Assets and Liabilities, Net (24.9%)	(45,784,304)

	Total Net Assets 100.0%	$183,719,929

a	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $12,153,450 or 6.6% of total net assets.
e	All or a portion of the security is on loan.
f	Defaulted security. Interest is not being accrued.
g	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Bond Index Portfolio as of June 30, 2016 was $1,497,422 or 0.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$225,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	548,716
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	642,604

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Bond Index Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$694,405

Total lending	$694,405
Gross amount payable upon return of collateral for securities loaned	$715,500

Net amounts due to counterparty	$21,095

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,259,901
Gross unrealized depreciation	(1,161,439)

Net unrealized appreciation (depreciation)	$6,098,462

Cost for federal income tax purposes	$223,405,771

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,589,887	—	2,589,887	—
Basic Materials	992,717	—	992,717	—
Capital Goods	818,561	—	818,561	—
Commercial Mortgage-Backed Securities	2,172,420	—	2,172,420	—
Communications Services	2,200,616	—	2,200,616	—
Consumer Cyclical	4,875,595	—	4,875,595	—
Consumer Non-Cyclical	7,532,580	—	7,532,580	—
Energy	3,348,360	—	3,348,360	—
Financials^	15,553,879	—	15,553,879	0
Foreign Government	5,452,731	—	5,452,731	—
Mortgage-Backed Securities	46,321,084	—	46,321,084	—
Technology	2,373,635	—	2,373,635	—
Transportation	1,717,481	—	1,717,481	—
U.S. Government and Agencies	79,629,874	—	79,629,874	—
Utilities	5,990,193	—	5,990,193	—
Short-Term Investments	35,710,593	—	35,710,593	—

Subtotal Investments in Securities	$217,280,206	$—	$217,280,206	$0

Other Investments *	Total
Short-Term Investments	11,508,527
Collateral Held for Securities Loaned	715,500

Subtotal Other Investments	$12,224,027

Total Investments at Value	$229,504,233

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust - Collateral Investment	$815,750	$7,897,168	$7,997,418	715,500	$715,500	$2,678
Cash Management Trust - Short Term Investment	45,346,506	19,643,481	64,989,987	—	—	38,182
Core Short-Term Reserve Fund	—	16,679,442	5,170,915	1,150,853	11,508,527	7,784
Total Value and Income Earned	$46,162,256				$12,224,027	$48,644

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.7%)	Value	% of Net Assets
Basic Materials (<0.1%)
	Other Securities^	$376,062	<0.1%

	Total	376,062

Capital Goods (0.3%)
	Other Securities^	2,623,870	0.3%

	Total	2,623,870

Communications Services (0.6%)
	Other Securities^	5,450,093	0.6%

	Total	5,450,093

Consumer Cyclical (0.7%)
	Other Securities^	6,108,133	0.7%

	Total	6,108,133

Consumer Non-Cyclical (0.3%)
	Other Securities^	2,395,723	0.3%

	Total	2,395,723

Energy (0.1%)
	Other Securities^	668,018	0.1%

	Total	668,018

Financials (0.2%)
	Other Securities^	1,289,575	0.2%

	Total	1,289,575

Technology (0.2%)
	Other Securities^	1,232,889	0.2%

	Total	1,232,889

Transportation (0.2%)
	Other Securities^	1,314,667	0.2%

	Total	1,314,667

Utilities (0.1%)
	Other Securities^	1,048,910	0.1%

	Total	1,048,910

	Total Bank Loans (cost $24,121,115)	22,507,940

	Long-Term Fixed Income (93.4%)
Asset-Backed Securities (13.7%)
	BA Credit Card Trust
$ 4,800,000	0.822%, 6/15/2021[a]	4,796,522	0.6%
	Capital One Multi-Asset Execution Trust
6,750,000	1.260%, 1/15/2020	6,771,448	0.8%
	Chase Issuance Trust
3,700,000	1.590%, 2/18/2020	3,738,281	0.4%
5,800,000	0.852% - 1.620%,
	7/15/2020 - 5/17/2021[a]	5,831,920	0.7%
	Chesapeake Funding II, LLC
4,000,000	1.880%, 6/15/2028[b]	4,010,642	0.5%
	Citibank Credit Card Issuance Trust
6,975,000	1.020%, 2/22/2019	6,982,264	0.8%
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025[b]	3,646,899	0.4%
	GoldenTree Loan Opportunities IX, Ltd.
3,750,000	2.148%, 10/29/2026*,a	3,738,002	0.4%
	Master Credit Card Trust
4,500,000	1.198%, 9/23/2019[a,b]	4,500,824	0.5%
	Mortgage Equity Conversion Asset Trust
4,381,572	1.070%, 1/25/2042*,a	3,724,337	0.4%
4,433,201	1.170%, 2/25/2042*,a	3,768,220	0.4%
	OZLM VIII, Ltd.
3,760,000	2.073%, 10/17/2026*,a	3,747,337	0.4%
	Other Securities^	61,091,120	7.4%

	Total	116,347,816

Basic Materials (0.5%)
	Other Securities^	4,686,390	0.5%

	Total	4,686,390

Capital Goods (0.5%)
	Other Securities^	4,091,318	0.5%

	Total	4,091,318

Collateralized Mortgage Obligations (10.9%)
	Alm Loan Funding CLO
3,760,000	2.063%, 10/17/2026*,a	3,736,059	0.4%
	Apidos CLO XVIII
3,775,000	2.047%, 7/22/2026*,a	3,767,591	0.5%
	Babson CLO, Ltd.
3,760,000	2.023%, 10/17/2026*,a	3,736,043	0.4%
	Birchwood Park CLO, Ltd.
3,760,000	2.068%, 7/15/2026*,a	3,747,792	0.5%
	BlueMountain CLO, Ltd.
3,760,000	2.108%, 10/15/2026*,a	3,757,154	0.5%
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	1.934%, 7/20/2023*,a	3,735,921	0.4%
3,750,000	2.128%, 10/15/2026*,a	3,744,268	0.4%
	Cent CLO 16, LP
3,760,000	1.887%, 8/1/2024*,a	3,741,906	0.4%
	Cent CLO 22, Ltd.
3,750,000	2.112%, 11/7/2026*,a	3,714,121	0.4%
	Countrywide Alternative Loan Trust
1,060,041	5.500% - 5.500%,
	11/25/2035 - 2/25/2036	978,479	0.2%
	Countrywide Home Loans, Inc.
1,491,750	2.720%, 3/20/2036	1,127,892	0.1%
	Dryden 34 Senior Loan Fund CLO
3,760,000	2.058%, 10/15/2026*,a	3,746,485	0.5%
	Madison Park Funding XIV CLO, Ltd.
4,150,000	2.084%, 7/20/2026*,a	4,142,268	0.5%
	Octagon Investment Partners XX CLO, Ltd.
3,760,000	2.068%, 8/12/2026*,a	3,744,225	0.4%
	Symphony CLO VIII, Ltd.
3,594,490	1.729%, 1/9/2023*,[a]	3,586,556	0.4%
	Voya CLO 3, Ltd.
3,760,000	2.058%, 7/25/2026*,a	3,743,880	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value	% of Net Assets
Collateralized Mortgage Obligations (10.9%) - continued
	Wells Fargo Commercial Mortgage Trust
$ 3,575,000	2.632%, 5/15/2048	$3,699,832	0.4%
	Other Securities^	33,946,006	4.1%

	Total	92,396,478

Commercial Mortgage-Backed Securities (4.8%)
	Bear Stearns Commercial Mortgage Securities Trust
3,720,000	5.568%, 10/12/2041	3,734,099	0.4%
	Bear Stearns Commercial Mortgage Securities, Inc.
4,510,625	5.331%, 2/11/2044	4,592,161	0.5%
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.498%, 6/8/2030[a,b]	4,996,870	0.6%
	Credit Suisse First Boston Mortgage Securities
4,974,000	5.542%, 1/15/2049	5,034,175	0.6%
	Federal National Mortgage Association
738,181	1.272%, 1/25/2017	738,317	0.1%
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
4,070,338	5.429%, 12/12/2043	4,098,606	0.5%
	Other Securities^	17,698,033	2.1%

	Total	40,892,261

Communications Services (3.2%)
	Other Securities^	26,937,529	3.2%

	Total	26,937,529

Consumer Cyclical (1.7%)
	Other Securities^	14,367,661	1.7%

	Total	14,367,661

Consumer Non-Cyclical (6.3%)
	Unilever Capital Corporation
3,650,000	2.100%, 7/30/2020	3,755,923	0.4%
	Other Securities^	49,940,475	5.9%

	Total	53,696,398

Energy (3.4%)
	Other Securities^	28,912,784	3.4%

	Total	28,912,784

Financials (19.0%)
	Bank of America Corporation
8,200,000	1.495% - 6.100%,
	8/25/2017 -12/29/2049[a,c]	8,250,189	0.9%
	Bank of America NA
2,000,000	5.300%, 3/15/2017	2,053,934	0.2%
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,656,100	0.3%
	J.P. Morgan Chase & Company
4,000,000	1.538%, 1/25/2018[a]	4,019,436	0.5%
4,950,000	2.250% - 7.900%,
	1/23/2020 - 4/29/2049[c]	5,064,908	0.6%
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,040,532	0.5%
	Svensk Exportkredit AB
3,500,000	0.938%, 1/23/2017[a]	3,503,010	0.4%
	Wells Fargo & Company
5,280,000	1.318% - 5.875%,
	1/30/2020 - 12/31/2049[a,c]	5,448,250	0.6%
	Other Securities^	126,069,678	15.0%

	Total	161,106,037

Foreign Government (0.9%)
	Kommunalbanken AS
3,500,000	1.500%, 10/22/2019[b]	3,539,739	0.4%
	Other Securities^	3,869,039	0.5%

	Total	7,408,778

Mortgage-Backed Securities (3.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,150,000	3.000%, 7/1/2031[d]	7,500,517	0.9%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,200,000	4.000%, 7/1/2046[d]	7,706,250	0.9%
500,549	6.500%, 9/1/2037	587,894	0.1%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,445,344	2.250%, 6/25/2025	2,496,469	0.3%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,545,438	1.735%, 7/1/2043[a]	5,639,701	0.7%
3,923,826	2.066% - 5.464%,
	9/1/2037 - 1/1/2043[a]	4,037,641	0.4%

	Total	27,968,472

Technology (2.2%)
	Other Securities^	18,734,905	2.2%

	Total	18,734,905

Transportation (2.0%)
	Other Securities^	17,465,202	2.0%

	Total	17,465,202

U.S. Government and Agencies (18.3%)
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	506,134	0.1%
	Federal National Mortgage Association
7,500,000	1.250%, 5/6/2021	7,528,110	0.9%
	U.S. Treasury Bonds
8,000,000	5.375%, 2/15/2031	11,865,312	1.4%
8,300,000	3.625%, 2/15/2044	10,701,813	1.3%
2,200,000	3.000%, 5/15/2042	2,541,172	0.3%
	U.S. Treasury Bonds, TIPS
19,397,670	0.125%, 4/15/2019	19,807,601	2.3%
7,676,698	0.625%, 1/15/2026	8,083,823	1.0%

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value	% of Net Assets
U.S. Government and Agencies (18.3%) - continued
	U.S. Treasury Notes
$5,000,000	1.250%, 12/15/2018	$5,072,265	0.6%
12,350,000	1.500%, 10/31/2019	12,637,520	1.5%
49,070,000	1.875%, 6/30/2020	50,948,449	6.0%
13,150,000	2.125%, 6/30/2022	13,865,031	1.6%
2,565,000	1.625%, 8/15/2022	2,630,328	0.3%
	U.S. Treasury Notes, TIPS
7,073,430	0.125%, 1/15/2023	7,167,188	0.8%
	Other Securities^	1,573,697	0.2%

	Total	154,928,443

Utilities (2.7%)
	Other Securities^	22,762,623	2.7%

	Total	22,762,623

	Total Long-Term Fixed Income (cost $791,903,415)	792,703,095

Shares	Preferred Stock (0.4%)
Financials (0.3%)
	Other Securities^	2,566,382	0.3%

	Total	2,566,382

Utilities (0.1%)
	Other Securities^	1,003,320	0.1%

	Total	1,003,320

	Total Preferred Stock (cost $3,534,100)	3,569,702

	Common Stock (<0.1%)
Energy (<0.1%)
	Other Securities^	70,584	<0.1%

	Total	70,584

	Total Common Stock (cost $73,440)	70,584

	Collateral Held for Securities Loaned (1.2%)
10,266,465	Thrivent Cash Management Trust	10,266,465	1.2%

	Total Collateral Held for Securities Loaned (cost $10,266,465)	10,266,465

Shares or Principal Amount	Short-Term Investments (4.9%)[e]
	Federal Home Loan Bank Discount Notes
3,500,000	0.340%, 7/20/2016	3,499,685	0.4%
	Federal National Mortgage Association Discount Notes
1,000,000	0.400%, 7/25/2016[f]	999,887	0.1%
	Thrivent Core Short-Term Reserve Fund
3,716,756	0.580%	37,167,556	4.4%

	Total Short-Term Investments (cost $41,666,661)	41,667,128

	Total Investments (cost $871,565,196) 102.6%	$870,784,914

	Other Assets and Liabilities, Net (2.6%)	(21,845,738)

	Total Net Assets 100.0%	$848,939,176

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $149,840,755 or 17.7% of total net assets.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of June 30, 2016 was $89,822,183 or 10.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,563
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,202
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,760,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,750,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	3,746,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	$4,145,020
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,433,200
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,381,572
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	3,594,490
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$9,942,138

Total lending	$9,942,138
Gross amount payable upon return of collateral for securities loaned	$10,266,465

Net amounts due to counterparty	$324,327

Definitions:

CLO	-	Collateralized Loan Obligation.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,602,315
Gross unrealized depreciation	(15,192,970)

Net unrealized appreciation (depreciation)	$(590,655)

Cost for federal income tax purposes	$871,375,569

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	376,062	—	376,062	—
Capital Goods	2,623,870	—	2,623,870	—
Communications Services	5,450,093	—	4,800,303	649,790
Consumer Cyclical	6,108,133	—	6,108,133	—
Consumer Non-Cyclical	2,395,723	—	2,395,723	—
Energy	668,018	—	668,018	—
Financials	1,289,575	—	981,719	307,856
Technology	1,232,889	—	1,232,889	—
Transportation	1,314,667	—	1,314,667	—
Utilities	1,048,910	—	1,048,910	—
Long-Term Fixed Income
Asset-Backed Securities	116,347,816	—	106,105,259	10,242,557
Basic Materials	4,686,390	—	4,686,390	—
Capital Goods	4,091,318	—	4,091,318	—
Collateralized Mortgage Obligations	92,396,478	—	92,396,478	—
Commercial Mortgage-Backed Securities	40,892,261	—	40,892,261	—
Communications Services	26,937,529	—	26,937,529	—
Consumer Cyclical	14,367,661	—	14,367,661	—
Consumer Non-Cyclical	53,696,398	—	53,696,398	—
Energy	28,912,784	—	28,912,784	—
Financials	161,106,037	—	161,106,037	—
Foreign Government	7,408,778	—	7,408,778	—
Mortgage-Backed Securities	27,968,472	—	27,968,472	—
Technology	18,734,905	—	18,734,905	—
Transportation	17,465,202	—	17,465,202	—
U.S. Government and Agencies	154,928,443	—	154,928,443	—
Utilities	22,762,623	—	22,762,623	—
Preferred Stock
Financials	2,566,382	1,720,620	845,762	—
Utilities	1,003,320	1,003,320	—	—
Common Stock
Energy	70,584	70,584	—	—
Short-Term Investments	4,499,572	—	4,499,572	—

Subtotal Investments in Securities	$823,350,893	$2,794,524	$809,356,166	$11,200,203

Other Investments *	Total
Short-Term Investments	37,167,556
Collateral Held for Securities Loaned	10,266,465

Subtotal Other Investments	$47,434,021

Total Investments at Value	$870,784,914

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,071,917	1,071,917	—	—

Total Asset Derivatives	$1,071,917	$1,071,917	$—	$—

Liability Derivatives
Futures Contracts	3,328,882	3,328,882	—	—

Total Liability Derivatives	$3,328,882	$3,328,882	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of June 30, 2016. Investments and/or cash totaling $999,887 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(298)	September 2016	($38,543,484)	($39,629,345)	($1,085,861)
CBOT 2-Yr. U.S. Treasury Note	728	September 2016	158,603,849	159,670,879	1,067,030
CBOT 5-Yr. U.S. Treasury Note	(618)	September 2016	(74,124,286)	(75,497,389)	(1,373,103)
CBOT U.S. Long Bond	(78)	September 2016	(12,719,841)	(13,442,813)	(722,972)
CME Ultra Long Term U.S. Treasury Bond	(12)	September 2016	(2,089,554)	(2,236,500)	(146,946)
Ultra 10-Yr. U.S. Treasury Note	1	September 2016	140,784	145,671	4,887
Total Futures Contracts					($2,256,965)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2016, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,071,917
Total Interest Rate Contracts		1,071,917

Total Asset Derivatives		$1,071,917

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	3,328,882
Total Interest Rate Contracts		3,328,882

Total Liability Derivatives		$3,328,882

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2016, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(3,680,041)
Total Interest Rate Contracts		(3,680,041)

Total		($3,680,041)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2016, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,399,191)
Total Interest Rate Contracts		(2,399,191)

Total		($2,399,191)

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2016

(unaudited)

The following table presents Limited Maturity Bond Portfolio's average volume of derivative activity during the period ended June 30, 2016.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$272,620,935	32.7%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at June 30, 2016	Value June 30, 2016	Income Earned January 1, 2016 - June 30, 2016
Cash Management Trust-Collateral Investment	$11,023,000	$27,075,097	$27,831,632	10,266,465	$10,266,465	$14,723
Cash Management Trust-Short Term Investment	44,769,481	56,586,057	101,355,538	—	—	31,521
Core Short-Term Reserve Fund	—	58,321,597	21,154,041	3,716,756	37,167,556	28,287
Total Value and Income Earned	$55,792,481				$47,434,021	$74,531

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	U.S. Government Agency Debt (90.5%)[a]	Value
	Federal Agricultural Mortgage Corporation
$5,685,000	0.200%, 7/1/2016	$5,685,000
750,000	0.400%, 7/22/2016	749,953
915,000	2.000%, 7/27/2016	915,976
1,300,000	0.320%, 8/1/2016	1,299,642
2,525,000	0.489%, 8/15/2016	2,523,458
750,000	0.450%, 9/28/2016	749,760
1,470,000	0.638%, 1/25/2017[b]	1,470,000
1,510,000	0.575%, 3/7/2017[b]	1,510,000
	Federal Farm Credit Bank
780,000	0.472%, 3/13/2017[b]	779,618
130,000	0.496%, 4/17/2017[b]	129,969
1,300,000	0.505%, 8/10/2017[b]	1,299,280
	Federal Home Loan Bank
1,400,000	0.309%, 7/1/2016	1,400,000
400,000	0.344%, 7/6/2016	399,981
700,000	0.270%, 7/7/2016	699,969
600,000	0.330%, 7/8/2016	599,962
3,050,000	0.308%, 7/11/2016	3,049,739
1,600,000	0.300%, 7/13/2016	1,599,840
1,500,000	0.300%, 7/14/2016	1,499,837
2,050,000	0.417%, 7/15/2016	2,049,667
1,700,000	0.280%, 7/18/2016	1,699,775
1,390,000	0.750%, 7/18/2016	1,390,282
700,000	0.355%, 7/19/2016	699,876
200,000	0.430%, 7/20/2016	199,955
1,200,000	0.330%, 7/21/2016	1,199,780
1,320,000	0.393%, 7/22/2016[b]	1,320,000
440,000	0.402%, 7/22/2016	439,897
1,100,000	0.280%, 7/26/2016	1,099,786
3,020,000	0.473%, 7/26/2016[b]	3,019,998
1,050,000	0.333%, 7/27/2016	1,049,747
1,200,000	0.320%, 7/29/2016	1,199,701
1,000,000	0.300%, 8/1/2016	999,742
700,000	0.300%, 8/2/2016	699,813
2,460,000	0.324%, 8/3/2016	2,459,268
395,000	0.310%, 8/4/2016	394,884
1,600,000	0.312%, 8/5/2016	1,599,515
1,550,000	0.410%, 8/8/2016	1,549,329
1,560,000	0.400%, 8/10/2016	1,559,307
2,250,000	0.320%, 8/11/2016	2,249,180
4,310,000	0.368%, 8/12/2016	4,308,147
1,330,000	0.391%, 8/17/2016[b]	1,330,000
2,100,000	0.391%, 8/17/2016	2,098,927
2,780,000	0.488%, 8/17/2016[b]	2,779,930
1,650,000	0.330%, 8/22/2016	1,649,214
1,800,000	0.450%, 8/24/2016	1,798,785
1,330,000	0.413%, 8/25/2016[b]	1,330,000
1,565,000	0.337%, 8/26/2016	1,564,180
710,000	0.360%, 8/31/2016	709,567
750,000	0.487%, 9/1/2016[b]	750,000
765,000	0.409%, 9/2/2016[b]	765,000
3,140,000	0.489%, 9/2/2016	3,137,315
2,400,000	0.423%, 9/7/2016	2,398,081
780,000	2.000%, 9/9/2016	782,144
1,700,000	0.380%, 9/14/2016	1,698,654
1,600,000	0.400%, 9/16/2016	1,598,631
2,660,000	0.399%, 9/21/2016	2,657,584
1,040,000	0.500%, 9/28/2016	1,040,155
3,750,000	0.522%, 10/13/2016[b]	3,749,889
1,470,000	0.573%, 1/19/2017[b]	1,469,911
1,280,000	0.543%, 1/26/2017[b]	1,280,000
1,300,000	0.556%, 3/30/2017[b]	1,300,000
1,300,000	0.481%, 5/16/2017[b]	1,299,681
1,300,000	0.629%, 8/23/2017[b]	1,299,926
	Federal Home Loan Mortgage Corporation
850,000	0.290%, 7/5/2016	849,973
300,000	0.335%, 8/19/2016	299,863
1,330,000	0.407%, 8/24/2016[b]	1,330,000
1,650,000	2.000%, 8/25/2016	1,654,087
1,340,000	0.434%, 9/2/2016[b]	1,340,000
1,250,000	0.578%, 7/21/2017[b]	1,249,864
	Federal National Mortgage Association
1,500,000	0.375%, 7/5/2016	1,500,012
154,000	0.430%, 7/6/2016	153,991
742,000	5.375%, 7/15/2016	743,438
550,000	0.260%, 7/19/2016	549,929
955,000	0.300%, 7/20/2016	954,849
1,925,000	0.462%, 8/12/2016[b]	1,925,094
1,250,000	0.462%, 8/16/2016[b]	1,250,025
1,330,000	0.473%, 8/26/2016[b]	1,330,167
1,650,000	0.625%, 8/26/2016	1,650,650
1,080,000	0.360%, 9/1/2016	1,079,330
680,000	5.250%, 9/15/2016	686,587
2,280,000	1.250%, 9/28/2016	2,284,541
1,300,000	1.375%, 11/15/2016	1,304,133
1,570,000	0.597%, 12/20/2017[b]	1,570,000
	Overseas Private Investment Corporation
2,121,053	0.360%, 7/6/2016[b]	2,121,053
5,000,000	0.390%, 7/6/2016[b]	5,000,000
2,052,918	0.360%, 7/7/2016[b]	2,052,918
2,447,368	0.360%, 7/7/2016[b]	2,447,368
835,000	0.360%, 7/7/2016[b]	835,000
1,390,000	0.390%, 7/7/2016[b]	1,390,000
600,000	0.410%, 7/7/2016[b]	600,000
1,410,000	0.410%, 7/7/2016[b]	1,410,000
2,300,000	0.420%, 7/7/2016[b]	2,300,000
1,310,000	0.550%, 7/7/2016	1,317,097
2,069,440	0.360%, 7/14/2016[b]	2,069,440
2,550,000	0.870%, 11/18/2016	2,563,708
312,943	0.990%, 11/21/2016	314,561
2,600,000	1.010%, 3/17/2017	2,600,000
1,530,000	0.760%, 3/30/2017	1,531,912

	Total	148,296,797

	U.S. Treasury Debt (9.7%)[a]
	U.S. Treasury Bills
2,000,000	0.214%, 7/14/2016	1,999,845
1,895,000	0.250%, 7/21/2016	1,894,737
1,300,000	0.430%, 8/18/2016	1,299,255
	U.S. Treasury Notes
1,050,000	0.500%, 7/31/2016	1,050,047
780,000	0.500%, 8/31/2016	780,064
2,600,000	0.313%, 10/31/2016[b]	2,600,070
1,650,000	0.344%, 1/31/2017[b]	1,650,431
3,060,000	0.337%, 7/31/2017[b]	3,059,396
1,530,000	0.532%, 1/31/2018[b]	1,532,722

	Total	15,866,567

	Total Investments (at amortized cost) 100.2%	$164,163,364

	Other Assets and Liabilities, Net (0.2)%	(266,161)

	Total Net Assets 100.0%	$163,897,203

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET PORTFOLIO

Schedule of Investments as of June 30, 2016

(unaudited)

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.

Cost for federal income tax purposes	$164,163,364

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2016, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	148,296,797	—	148,296,797	—
U.S. Treasury Debt	15,866,567	—	15,866,567	—

Total	$164,163,364	$—	$164,163,364	$—

There were no significant transfers between Levels during the period ended June 30, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2016 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio	Moderately Conservative Allocation Portfolio
Assets
Investments at cost	$946,101,972	$4,996,530,451	$9,311,831,997	$4,817,305,080
Investments in securities at value	597,638,404	3,041,145,556	6,108,594,951	3,098,911,719
Investments in affiliates at value	399,008,029	2,256,440,380	3,637,704,994	1,893,962,319
Investments at Value	996,646,433	5,297,585,936	9,746,299,945	4,992,874,038
Cash	9,499 (a)	244,363 (b)	670,726 (c)	79,331
Dividends and interest receivable	517,110	6,160,503	17,236,989	10,833,261
Prepaid expenses	7,026	20,698	33,907	18,364
Receivable for investments sold	2,059,748	16,744,329	125,047,220	62,258,916
Receivable for fund shares sold	283,630	302,178	2,201,756	667,567
Receivable for expense reimbursements	168,605	902,555	1,186,575	457,207
Receivable for variation margin	2,635,045	8,346,248	10,105,660	4,455,936
Total Assets	1,002,327,096	5,330,306,810	9,902,782,778	5,071,644,620
Liabilities
Accrued expenses	41,336	64,142	84,691	53,363
Payable for investments purchased	14,736,396	250,007,455	897,599,593	625,211,079
Payable upon return of collateral for securities loaned	—	85,713,108	139,749,499	37,505,809
Payable for fund shares redeemed	235,172	367,112	571,449	116,620
Payable for variation margin	2,224,238	6,905,741	7,312,443	1,911,632
Payable for investment advisory fees	595,665	2,700,898	4,312,408	2,019,544
Payable for administrative fees	21,201	80,054	136,853	71,084
Payable for director fees	710	2,659	4,947	2,489
Payable for director deferred compensation	51,626	159,407	272,152	145,659
Mortgage dollar roll deferred revenue	6,351	117,861	376,382	274,555
Total Liabilities	17,912,695	346,118,437	1,050,420,417	667,311,834
Net Assets
Capital stock (beneficial interest)	938,015,008	4,661,568,154	8,345,245,655	4,163,888,219
Accumulated undistributed net investment income/(loss)	5,654,075	42,650,725	88,552,468	46,090,298
Accumulated undistributed net realized gain/(loss)	(10,508,521)	(25,391,731)	(28,620,354)	12,511,220
Net unrealized appreciation/(depreciation) on:
Investments	62,429,787	231,156,808	319,325,812	132,944,844
Affiliated investments	(11,885,326)	69,898,677	115,142,136	42,624,114
Futures contracts	711,682	4,315,680	12,729,413	6,277,194
Foreign currency transactions	(2,304)	(9,940)	(12,769)	(3,103)
Total Net Assets	$984,414,401	$4,984,188,373	$8,852,362,361	$4,404,332,786
Shares of beneficial interest outstanding	73,789,128	376,534,642	686,220,381	355,279,057
Net asset value per share	$13.34	$13.24	$12.90	$12.40

(a)	Includes foreign currency holdings of $7,556 (cost $7,564).
(b)	Includes foreign currency holdings of $164,898 (cost $165,304).
(c)	Includes foreign currency holdings of $252,981 (cost $252,457).
(d)	Includes foreign currency holdings of $23,740 (cost $23,725).
(e)	Includes foreign currency holdings of $63,042 (cost $62,987).
(f)	Includes foreign currency holdings of $67,324 (cost $67,190).
(g)	Includes foreign currency holdings of $32,883 (cost $33,077).

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Growth and Income Plus Portfolio		Balanced Income Plus Portfolio	Diversified Income Plus Portfolio	Opportunity Income Plus Portfolio	Partner Healthcare Portfolio	Partner Emerging Markets Equity Portfolio		Real Estate Securities Portfolio

$84,153,750		$340,181,389	$526,636,917	$126,583,078	$188,155,088	$47,787,802		$147,072,693
78,088,613		314,654,802	480,220,217	107,022,582	175,296,511	50,278,029		178,373,640
6,291,730		32,727,390	47,198,473	19,308,288	9,192,237	1,566,249		1,166,007
84,380,343		347,382,192	527,418,690	126,330,870	184,488,748	51,844,278		179,539,647
35,059	(d)	133,063 (e)	139,115 (f)	115	179,905	32,883	(g)	393
303,881		1,466,987	2,790,194	694,895	351,038	221,430		616,597
3,928		4,743	5,356	4,017	4,253	3,821		4,226
644,625		2,226,929	1,502,669	1,049,453	—	152,525		242,597
563		218,936	818,618	16,462	10,840	3,904		170,689
16,590		—	—	—	10,806	16,781		—
14,431		43,172	120,714	5,937	—	—		—
85,399,420		351,476,022	532,795,356	128,101,749	185,045,590	52,275,622		180,574,149

29,588		33,106	35,761	20,927	14,810	25,085		13,977
4,067,943		21,099,377	18,826,346	16,558,435	826,455	206,572		667,803
—		4,194,070	385,600	—	—	324,150		—
32,576		11,059	50,087	4,292	51,321	17,732		31,198
3,391		20,407	182,031	13,703	—	—		—
42,826		145,315	166,135	44,675	134,266	48,838		111,434
7,852		11,422	14,143	8,275	9,380	7,399		9,174
204		449	586	204	204	204		204
17,345		88,460	51,163	21,569	16,449	16,449		49,534
1,419		8,461	6,756	6,683	—	—		—
4,203,144		25,612,126	19,718,608	16,678,763	1,052,885	646,429		883,324

81,835,685		318,453,788	508,366,462	113,734,633	196,318,348	48,356,246		145,723,370
963,743		4,890,788	9,498,228	54,466	325,397	299,812		2,784,187
(1,838,296)		(4,606,025)	(5,645,694)	(2,051,800)	(8,979,386)	(1,085,462)		(1,283,418)

226,593		7,200,803	781,773	(252,208)	(3,666,340)	4,056,476		32,466,954
—		—	—	—	—	—		—
9,520		(74,082)	77,818	(62,105)	—	—		—
(969)		(1,376)	(1,839)	—	(5,314)	2,121		(268)
$81,196,276		$325,863,896	$513,076,748	$111,422,986	$183,992,705	$51,629,193		$179,690,825
8,277,315		23,961,454	68,388,454	11,053,732	11,181,831	4,503,811		7,420,855
$9.81		$13.60	$7.50	$10.08	$16.45	$11.46		$24.21

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 30, 2016 (unaudited)	Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio
Assets
Investments at cost	$396,954,006	$269,079,688	$1,053,907,462	$193,506,839
Investments in securities at value	424,577,277	302,985,794	1,196,647,120	209,004,306
Investments in affiliates at value	26,684,026	28,739,783	89,514,485	17,397,240
Investments at Value	451,261,303	331,725,577	1,286,161,605	226,401,546
Cash	71,462	—	—	—
Initial margin deposit on open futures contracts	—	—	—	—
Initial margin deposit on open currency contracts	—	—	—	—
Dividends and interest receivable	252,615	316,661	1,100,412	230,592
Prepaid expenses	5,081	4,675	7,801	4,338
Receivable for investments sold	5,115,637	3,294,542	—	2,572,660
Receivable for fund shares sold	15,382	226,025	676	225,016
Unrealized gain on forward contracts	—	—	—	—
Receivable for expense reimbursements	—	—	—	—
Receivable for variation margin	—	133,590	—	148,007
Total Assets	456,721,480	335,701,070	1,287,270,494	229,582,159
Liabilities
Accrued expenses	15,872	22,271	18,345	19,583
Payable for investments purchased	2,976,903	740,440	—	987,103
Payable upon return of collateral for securities loaned	26,684,025	22,383,665	41,441,225	10,154,866
Payable for fund shares redeemed	31,205	130,212	208,449	14,629
Unrealized loss on forward contracts	—	—	—	—
Payable for variation margin	—	—	—	—
Payable for investment advisory fees	235,787	50,515	663,087	35,085
Payable for administrative fees	12,969	11,213	25,084	9,824
Payable for director fees	545	451	1,162	204
Payable for director deferred compensation	161,430	68,309	244,030	27,495
Total Liabilities	30,118,736	23,407,076	42,601,382	11,248,789
Net Assets
Capital stock (beneficial interest)	376,376,274	238,240,488	1,008,121,563	180,128,606
Accumulated undistributed net investment income/(loss)	971,713	1,759,962	2,716,507	1,257,032
Accumulated undistributed net realized gain/(loss)	(5,052,540)	9,812,010	1,576,899	4,047,667
Net unrealized appreciation/(depreciation) on:
Investments	54,307,297	62,645,889	232,254,143	32,894,707
Futures contracts	—	(164,355)	—	5,358
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Total Net Assets	$426,602,744	$312,293,994	$1,244,669,112	$218,333,370
Shares of beneficial interest outstanding	27,727,660	20,439,989	79,182,915	14,292,090
Net asset value per share	$15.39	$15.28	$15.72	$15.28

(a)	Includes foreign currency holdings of $5,962,305 (cost $5,965,317).
(b)	Includes foreign currency holdings of $356,519 (cost $356,090).

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Partner Worldwide Allocation Portfolio	Partner All Cap Portfolio	Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio	Large Cap Stock Portfolio	Large Cap Index Portfolio

$1,615,012,296	$83,524,744	$843,827,618	$84,895,714	$996,114,515	$739,542,648	$382,933,189
1,545,179,828	86,021,337	950,322,438	111,016,137	1,150,716,270	804,303,265	561,634,700
65,792,909	3,850,939	49,816,951	5,598,927	62,409,932	44,116,292	19,263,712
1,610,972,737	89,872,276	1,000,139,389	116,615,064	1,213,126,202	848,419,557	580,898,412
6,019,651(a)	265	814,732	27	—	356,519 (b)	632
1,134,597	—	—	—	—	—	—
1,420,000	—	—	—	—	—	—
9,460,214	97,750	250,926	102,509	1,576,558	1,921,760	641,842
9,216	3,952	7,299	4,033	7,660	6,633	5,536
5,760,585	984,183	—	624,366	8,765,414	—	—
49,826	130,410	22,330	207	7,582	—	495,536
1,108,268	—	—	—	—	—	—
—	22,257	—	15,041	—	—	—
2,223,806	—	—	—	—	1,813,496	183,502
1,638,158,900	91,111,093	1,001,234,676	117,361,247	1,223,483,416	852,517,965	582,225,460

173,709	14,651	17,799	16,271	17,728	36,280	20,564
7,705,706	1,063,418	—	438,352	8,584,114	382,092	662,639
28,174,169	1,829,525	—	3,829,085	32,462,025	4,591,378	3,532,407
114,137	14,800	593,365	90,109	28,395	84,954	2,227
1,007,900	—	—	—	—	—	—
2,039,667	—	—	—	—	—	—
1,099,918	68,456	330,790	74,426	579,473	430,380	93,057
30,360	7,964	21,552	8,341	24,051	19,243	15,042
1,551	204	1,078	205	1,173	1,129	658
226,051	21,476	304,934	23,007	153,301	172,061	103,147
40,573,168	3,020,494	1,269,518	4,479,796	41,850,260	5,717,517	4,429,741

1,761,519,021	83,555,434	853,128,562	81,665,178	943,680,805	749,607,107	390,387,839
23,061,876	233,947	2,425,956	55,234	9,480,557	6,689,721	5,339,668
(183,740,179)	(2,046,314)	(11,895,544)	(558,156)	11,460,107	(18,379,357)	(15,884,266)

(4,039,559)	6,347,532	156,311,771	31,719,350	217,011,687	108,876,909	197,965,223
810,445	—	—	—	—	14,388	(12,745)
100,368	—	—	—	—	—	—
(126,240)	—	(5,587)	(155)	—	(8,320)	—
$1,597,585,732	$88,090,599	$999,965,158	$112,881,451	$1,181,633,156	$846,800,448	$577,795,719
182,215,050	7,277,130	38,066,935	6,764,903	79,944,166	75,759,671	20,043,363
$8.77	$12.11	$26.27	$16.69	$14.78	$11.18	$28.83

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 30, 2016 (unaudited)	High Yield Portfolio	Income Portfolio	Bond Index Portfolio	Limited Maturity Bond Portfolio
Assets
Investments at cost	$826,360,807	$1,456,265,339	$223,257,249	$871,565,196
Investments in securities at value	721,958,373	1,397,508,605	217,280,206	823,350,893
Investments in affiliates at value	72,335,132	110,177,404	12,224,027	47,434,021
Investments at Value	794,293,505	1,507,686,009	229,504,233	870,784,914
Cash	—	2	753,092	—
Dividends and interest receivable	11,170,792	12,653,548	698,239	3,385,553
Prepaid expenses	6,158	8,423	4,243	6,549
Receivable for investments sold	—	15,123,755	—	666,358
Receivable for fund shares sold	34,537	543,044	1,635	174
Receivable for variation margin	—	70,464	—	187,721
Total Assets	805,504,992	1,536,085,245	230,961,442	875,031,269
Liabilities
Accrued expenses	19,772	24,634	15,946	19,578
Cash overdraft	—	—	—	1
Payable for investments purchased	—	72,057,507	46,114,314	15,173,717
Payable upon return of collateral for securities loaned	58,444,164	38,614,774	715,500	10,266,465
Payable for fund shares redeemed	78,448	37,788	264,090	105,160
Payable for variation margin	72,210	425,073	—	48,434
Payable for investment advisory fees	243,588	462,098	51,528	277,218
Payable for administrative fees	17,628	27,461	9,317	19,142
Payable for director fees	785	1,305	204	881
Payable for director deferred compensation	151,631	229,207	48,213	173,545
Mortgage dollar roll deferred revenue	—	30,124	22,401	7,952
Total Liabilities	59,028,226	111,909,971	47,241,513	26,092,093
Net Assets
Capital stock (beneficial interest)	874,825,596	1,378,701,931	177,014,572	861,810,774
Accumulated undistributed net investment income/(loss)	(273,038)	402,896	(602)	597,723
Accumulated undistributed net realized gain/(loss)	(95,818,078)	(6,721,773)	458,975	(10,432,074)
Net unrealized appreciation/(depreciation) on:
Investments	(32,067,302)	51,420,670	6,246,984	(780,282)
Futures contracts	—	535,812	—	(2,256,965)
Swap agreements	(190,412)	(164,262)	—	—
Total Net Assets	$746,476,766	$1,424,175,274	$183,719,929	$848,939,176
Shares of beneficial interest outstanding	160,905,929	138,022,184	16,248,939	86,480,966
Net asset value per share	$4.64	$10.32	$11.31	$9.82

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 30, 2016 (unaudited)	Money Market Portfolio
Assets
Investments at cost	$164,163,364
Investments in securities at value	164,163,364
Investments at Value	164,163,364	*
Cash	3,307
Dividends and interest receivable	120,461
Prepaid expenses	4,187
Receivable for fund shares sold	42,459
Total Assets	164,333,778
Liabilities
Accrued expenses	14,874
Payable for fund shares redeemed	365,345
Payable for investment advisory fees	46,429
Payable for administrative fees	9,054
Payable for director fees	204
Payable for expense reimbursements	669
Total Liabilities	436,575
Net Assets
Capital stock (beneficial interest)	163,899,639
Accumulated undistributed net realized gain/(loss)	(2,436)
Total Net Assets	$163,897,203
Shares of beneficial interest outstanding	163,897,771
Net asset value per share	$1.00

*	Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2016 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio	Moderately Conservative Allocation Portfolio
Investment Income
Dividends	$3,658,443	$16,581,563	$26,701,012	$8,684,590
Interest	219,878	10,452,150	34,832,529	24,188,820
Income from mortgage dollar rolls	122,311	2,159,284	7,163,130	5,070,336
Income from securities loaned	13	338,653	542,971	155,249
Income from affiliated investments	4,372,492	24,703,019	39,387,129	18,067,481
Foreign tax withholding	(43,001)	(148,066)	(296,815)	(20,172)
Total Investment Income	8,330,136	54,086,603	108,329,956	56,146,304
Expenses
Adviser fees	3,484,141	15,884,825	25,488,842	11,777,162
Sub-Adviser fees	—	—	—	—
Administrative service fees	124,960	471,297	808,724	415,263
Audit and legal fees	18,051	27,722	36,976	25,907
Custody fees	67,801	106,026	147,755	87,426
Insurance expenses	4,682	13,852	22,773	11,824
Directors’ fees	14,012	53,021	98,752	49,936
Other expenses	21,101	43,617	50,947	34,153
Total Expenses Before Reimbursement	3,734,748	16,600,360	26,654,769	12,401,671
Less:
Reimbursement from adviser	(992,267)	(5,283,147)	(6,965,127)	(2,688,064)
Total Net Expenses	2,742,481	11,317,213	19,689,642	9,713,607
Net Investment Income/(Loss)	5,587,655	42,769,390	88,640,314	46,432,697
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(6,881,241)	(27,078,074)	(41,026,980)	(6,788,101)
Affiliated investments	(67,926)	—	—	—
Distributions of realized capital gains from affiliated investments	9,970,803	55,036,191	56,507,513	16,101,621
Futures contracts	(7,168,987)	(26,799,796)	(9,795,906)	15,569,633
Foreign currency and forward contract transactions	204,228	847,160	1,132,837	331,646
Swap agreements	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	16,792,425	97,445,324	186,513,224	86,317,169
Affiliated investments	(8,569,850)	(42,624,742)	(22,717,647)	8,736,134
Futures contracts	(1,906,591)	(5,055,883)	(306,917)	2,139,906
Foreign currency transactions	(3,245)	(13,874)	(16,940)	(4,976)
Swap agreements	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	2,369,616	51,756,306	170,289,184	122,403,032
Net Increase/(Decrease) in Net Assets Resulting From Operations	$7,957,271	$94,525,696	$258,929,498	$168,835,729

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Growth and Income Plus Portfolio	Balanced Income Plus Portfolio	Diversified Income Plus Portfolio	Opportunity Income Plus Portfolio	Partner Healthcare Portfolio	Partner Emerging Markets Equity Portfolio	Real Estate Securities Portfolio

$793,576	$2,588,329	$3,057,086	$206,921	$1,248,854	$767,521	$3,369,770
513,025	3,088,137	7,490,040	1,819,826	2,745	1,662	5,205
27,266	158,984	100,152	114,203	—	—	—
—	23,394	10,733	—	—	4,826	—
9,955	44,682	73,279	33,113	10,132	1,829	1,212
(40,087)	(113,107)	(103,403)	—	(102,319)	(84,437)	(560)
1,303,735	5,790,419	10,627,887	2,174,063	1,159,412	691,401	3,375,627

251,116	850,860	967,488	257,438	320,925	112,552	631,597
—	—	—	—	463,472	161,228	—
46,954	67,846	83,537	49,268	55,821	44,107	54,211
15,868	16,995	17,403	16,468	15,293	20,554	15,321
39,148	45,437	47,612	13,795	5,998	29,655	3,510
2,646	3,186	3,555	2,674	2,812	2,574	2,830
3,938	8,505	11,165	3,929	3,940	3,941	3,828
28,091	30,370	34,374	20,806	8,100	9,083	8,234
387,761	1,023,199	1,165,134	364,378	876,361	383,694	719,531

(78,695)	—	—	—	(57,404)	(72,541)	—
309,066	1,023,199	1,165,134	364,378	818,957	311,153	719,531
994,669	4,767,220	9,462,753	1,809,685	340,455	380,248	2,656,096

(1,601,635)	(3,450,435)	(5,306,798)	(393,732)	(8,308,593)	244,490	(878,342)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
63,318	265,620	337,345	181,354	—	—	—
(2,597)	(4,275)	(2,817)	—	(26,776)	1,100	—
83	1,247	—	(10,495)	—	—	—

2,488,506	8,823,558	12,251,259	3,166,986	(6,942,848)	4,918,096	17,173,387
—	—	—	—	—	—	—
4,744	(111,024)	462,755	(82,273)	—	—	—
946	539	2,066	—	5,512	3,042	22
(1,172)	(17,586)	—	9,568	—	—	—
952,193	5,507,644	7,743,810	2,871,408	(15,272,705)	5,166,728	16,295,067
$1,946,862	$10,274,864	$17,206,563	$4,681,093	$(14,932,250)	$5,546,976	$18,951,163

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 30, 2016 (unaudited)	Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio
Investment Income
Dividends	$2,465,968	$2,050,870	$7,160,834	$1,532,626
Interest	32,013	7,757	111,561	6,980
Income from securities loaned	95,598	141,094	53,398	26,734
Income from affiliated investments	15,879	17,023	85,802	11,665
Foreign tax withholding	(15,702)	(247)	—	—
Total Investment Income	2,593,756	2,216,497	7,411,595	1,578,005
Expenses
Adviser fees	1,351,841	282,981	3,795,680	190,699
Sub-Adviser fees	—	—	—	—
Administrative service fees	76,059	65,468	144,919	57,163
Audit and legal fees	15,837	16,351	17,746	16,115
Custody fees	10,045	23,087	14,244	17,109
Insurance expenses	3,859	3,125	5,819	2,874
Directors’ fees	10,179	8,437	22,010	3,920
Other expenses	10,195	10,265	13,059	9,124
Total Expenses Before Reimbursement	1,478,015	409,714	4,013,477	297,004
Less:
Reimbursement from adviser	—	—	—	—
Total Net Expenses	1,478,015	409,714	4,013,477	297,004
Net Investment Income/(Loss)	1,115,741	1,806,783	3,398,118	1,281,001
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(1,087,155)	13,657,306	16,074,185	7,664,150
Futures contracts	—	696,033	—	35,668
Foreign currency and forward contract transactions	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	19,249,491	1,603,897	50,991,226	6,438,120
Futures contracts	—	(134,375)	—	43,394
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	18,162,336	15,822,861	67,065,411	14,181,332
Net Increase/(Decrease) in Net Assets Resulting From Operations	$19,278,077	$17,629,644	$70,463,529	$15,462,333

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Partner Worldwide Allocation Portfolio	Partner All Cap Portfolio	Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio	Large Cap Stock Portfolio	Large Cap Index Portfolio

$29,666,077	$557,733	$4,683,038	$471,841	$13,410,251	$10,301,842	$5,869,844
5,695,469	14,135	179,916	32,043	11,454	68,420	11,817
303,492	15,306	4,828	17,417	36,027	78,782	10,298
51,863	2,997	103,729	2,457	35,611	125,789	25,844
(2,828,614)	(1,255)	—	(1,677)	(50,368)	(605,033)	—
32,888,287	588,916	4,971,511	522,081	13,442,975	9,969,800	5,917,803

3,363,994	146,467	2,039,494	213,427	3,368,171	2,578,860	528,188
3,154,626	251,606	—	214,277	—	—	—
180,070	47,542	131,777	49,623	141,045	115,245	87,537
27,417	15,035	17,541	15,094	17,649	17,835	16,953
387,832	5,965	9,989	11,432	18,940	52,383	15,175
6,247	2,648	4,864	2,688	5,185	4,576	3,632
29,507	3,929	19,919	3,929	22,216	16,014	12,296
50,280	8,102	11,723	8,180	12,149	20,612	10,932
7,199,973	481,294	2,235,307	518,650	3,585,355	2,805,525	674,713

—	(111,623)	—	(73,762)	—	—	—
7,199,973	369,671	2,235,307	444,888	3,585,355	2,805,525	674,713
25,688,314	219,245	2,736,204	77,193	9,857,620	7,164,275	5,243,090

(40,030,235)	(1,954,361)	(6,605,687)	(83,145)	11,486,331	7,281,306	1,069,035
(434,384)	—	(4,188,582)	—	—	(6,509,965)	746,544
(500,842)	—	10,551	(6)	—	248,876	—

8,765,069	568,579	(66,941,702)	(6,508,847)	13,952,905	(27,577,937)	13,762,643
1,028,340	—	(1,039,585)	—	—	(3,365,989)	24,641
81,187	—	—	—	—	—	—
103,050	—	(814)	35	—	2,977	—
(30,987,815)	(1,385,782)	(78,765,819)	(6,591,963)	25,439,236	(29,920,732)	15,602,863
$(5,299,501)	$(1,166,537)	$(76,029,615)	$(6,514,770)	$35,296,856	$(22,756,457)	$20,845,953

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 30, 2016 (unaudited)	High Yield Portfolio	Income Portfolio	Bond Index Portfolio	Limited Maturity Bond Portfolio
Investment Income
Dividends	$321,148	$698,386	$—	$108,666
Interest	21,397,584	25,786,673	1,434,029	10,249,618
Income from mortgage dollar rolls	—	620,728	418,944	131,717
Income from securities loaned	140,912	77,787	2,678	14,723
Income from affiliated investments	51,497	114,694	45,966	59,808
Total Investment Income	21,911,141	27,298,268	1,901,617	10,564,532
Expenses
Adviser fees	1,430,528	2,719,495	295,652	1,658,585
Administrative service fees	104,374	162,377	55,205	114,636
Audit and legal fees	17,982	19,515	15,211	18,260
Custody fees	7,825	17,942	5,562	12,268
Insurance expenses	4,297	5,684	2,836	4,600
Directors’ fees	14,707	24,229	3,861	16,459
Other expenses	19,858	22,791	12,526	20,518
Total Expenses Before Reimbursement	1,599,571	2,972,033	390,853	1,845,326
Total Net Expenses	1,599,571	2,972,033	390,853	1,845,326
Net Investment Income/(Loss)	20,311,570	24,326,235	1,510,764	8,719,206
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(12,864,596)	(5,625,783)	607,495	(1,606,338)
Futures contracts	—	1,714,980	—	(3,680,041)
Swap agreements	713,025	(26,269)	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	38,370,117	72,013,270	6,049,452	15,499,526
Futures contracts	—	(167,326)	—	(2,399,191)
Swap agreements	(190,412)	(164,262)	—	—
Net Realized and Unrealized Gains/(Losses)	26,028,134	67,744,610	6,656,947	7,813,956
Net Increase/(Decrease) in Net Assets Resulting From Operations	$46,339,704	$92,070,845	$8,167,711	$16,533,162

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 30, 2016 (unaudited)	Money Market Portfolio
Investment Income
Interest	327,737
Total Investment Income	327,737
Expenses
Adviser fees	273,890
Administrative service fees	53,763
Audit and legal fees	14,912
Custody fees	5,772
Insurance expenses	2,780
Directors’ fees	3,931
Other expenses	9,672
Total Expenses Before Reimbursement	364,720
Less:
Reimbursement from adviser	(36,983)
Total Net Expenses	327,737
Net Investment Income/(Loss)	—
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(2,436)
Net Realized and Unrealized Gains/(Losses)	(2,436)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(2,436)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	Aggressive Allocation Portfolio		Moderately Aggressive Allocation Portfolio
For the periods ended	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015
Operations
Net investment income/(loss)	$5,587,655	$6,951,429	$42,769,390	$59,950,102
Net realized gains/(losses)	(3,943,123)	53,544,165	2,005,481	221,944,080
Change in net unrealized appreciation/(depreciation)	6,312,739	(65,972,075)	49,750,825	(321,796,385)
Net Change in Net Assets Resulting From Operations	7,957,271	(5,476,481)	94,525,696	(39,902,203)
Distributions to Shareholders
From net investment income	(9,699,089)	(10,016,955)	(71,972,085)	(63,263,996)
From net realized gains	(53,887,684)	(64,276,808)	(205,042,436)	(221,020,955)
Total Distributions to Shareholders	(63,586,773)	(74,293,763)	(277,014,521)	(284,284,951)
Capital Stock Transactions
Sold	31,978,516	97,207,283	63,958,972	243,080,600
Distributions reinvested	63,586,773	74,293,763	277,014,521	284,284,951
Redeemed	(23,079,909)	(29,062,185)	(72,374,914)	(80,097,344)
Total Capital Stock Transactions	72,485,380	142,438,861	268,598,579	447,268,207
Net lncrease/(Decrease) in Net Assets	16,855,878	62,668,617	86,109,754	123,081,053
Net Assets, Beginning of Period	967,558,523	904,889,906	4,898,078,619	4,774,997,566
Net Assets, End of Period	$984,414,401	$967,558,523	$4,984,188,373	$4,898,078,619
Accumulated Undistributed Net Investment lncome/(Loss)	$5,654,075	$9,765,509	$42,650,725	$71,853,420
Capital Stock Share Transactions
Sold	2,342,381	6,446,047	4,739,635	16,716,940
Distributions reinvested	4,904,949	5,050,527	21,432,624	20,023,028
Redeemed	(1,648,078)	(1,923,556)	(5,287,860)	(5,535,532)

Total Capital Stock Share Transactions	5,599,252	9,573,018	20,884,399	31,204,436

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Moderate Allocation Portfolio		Moderately Conservative Allocation Portfolio		Growth and Income Plus Portfolio		Balanced Income Plus Portfolio
6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015

$88,640,314	$137,851,838	$46,432,697	$69,925,732	$994,669	$1,811,467	$4,767,220	$8,749,921
6,817,464	270,719,455	25,214,799	60,786,937	(1,540,831)	1,294,358	(3,187,843)	11,262,969
163,471,720	(459,388,269)	97,188,233	(154,990,742)	2,493,024	(3,781,689)	8,695,487	(20,715,817)
258,929,498	(50,816,976)	168,835,729	(24,278,073)	1,946,862	(675,864)	10,274,864	(702,927)

(149,917,958)	(131,649,087)	(74,694,401)	(69,007,378)	(1,812,791)	(1,713,253)	(8,280,417)	(6,723,615)
(226,127,215)	(339,666,242)	(49,387,817)	(105,251,002)	(1,403,976)	(3,260,084)	(11,442,058)	(10,737,920)
(376,045,173)	(471,315,329)	(124,082,218)	(174,258,380)	(3,216,767)	(4,973,337)	(19,722,475)	(17,461,535)

51,415,317	248,462,245	165,036,181	496,567,865	4,711,270	8,840,886	16,228,800	34,411,525
376,045,173	471,315,329	124,082,218	174,258,380	3,216,767	4,973,337	19,722,475	17,461,535
(115,237,268)	(148,152,856)	(29,646,964)	(51,537,032)	(4,240,917)	(10,505,454)	(13,716,312)	(23,670,541)
312,223,222	571,624,718	259,471,435	619,289,213	3,687,120	3,308,769	22,234,963	28,202,519
195,107,547	49,492,413	304,224,946	420,752,760	2,417,215	(2,340,432)	12,787,352	10,038,057
8,657,254,814	8,607,762,401	4,100,107,840	3,679,355,080	78,779,061	81,119,493	313,076,544	303,038,487
$8,852,362,361	$8,657,254,814	$4,404,332,786	$4,100,107,840	$81,196,276	$78,779,061	$325,863,896	$313,076,544
$88,552,468	$149,830,112	$46,090,298	$74,352,002	$963,743	$1,781,865	$4,890,788	$8,403,985

3,960,861	18,055,739	13,325,050	38,938,072	473,021	840,320	1,149,080	2,336,044
29,672,472	35,190,381	10,125,441	13,980,711	334,770	486,571	1,473,817	1,220,233
(8,823,118)	(10,880,050)	(2,405,700)	(4,053,106)	(430,027)	(996,250)	(983,541)	(1,616,429)

24,810,215	42,366,070	21,044,791	48,865,677	377,764	330,641	1,639,356	1,939,848

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Diversified Income Plus Portfolio		Opportunity Income Plus Portfolio
For the periods ended	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015
Operations
Net investment income/(loss)	$9,462,753	$17,005,900	$1,809,685	$3,006,317
Net realized gains/(losses)	(4,972,270)	2,102,185	(222,873)	(488,440)
Change in net unrealized appreciation/(depreciation)	12,716,080	(19,542,298)	3,094,281	(2,908,181)
Net Change in Net Assets Resulting From Operations	17,206,563	(434,213)	4,681,093	(390,304)
Distributions to Shareholders
From net investment income	(17,529,531)	(15,370,120)	(1,794,822)	(2,967,738)
From net realized gains	(1,400,147)	(9,166,017)	—	—
Total Distributions to Shareholders	(18,929,678)	(24,536,137)	(1,794,822)	(2,967,738)
Capital Stock Transactions
Sold	26,131,264	60,503,894	15,012,251	35,378,258
Issued in connection with merger	—	—	—	—
Distributions reinvested	18,929,678	24,536,137	1,794,822	2,967,738
Redeemed	(9,833,864)	(17,832,528)	(7,935,325)	(7,084,172)
Total Capital Stock Transactions	35,227,078	67,207,503	8,871,748	31,261,824
Net lncrease/(Decrease) in Net Assets	33,503,963	42,237,153	11,758,019	27,903,782
Net Assets, Beginning of Period	479,572,785	437,335,632	99,664,967	71,761,185
Net Assets, End of Period	$513,076,748	$479,572,785	$111,422,986	$99,664,967
Accumulated Undistributed Net Investment lncome/(Loss)	$9,498,228	$17,565,006	$54,466	$39,603
Capital Stock Share Transactions
Sold	3,437,237	7,685,123	1,510,255	3,497,874
Issued in connection with merger	—	—	—	—
Distributions reinvested	2,550,516	3,202,649	181,207	294,285
Redeemed	(1,301,510)	(2,290,169)	(799,124)	(700,732)

Total Capital Stock Share Transactions	4,686,243	8,597,603	892,338	3,091,427

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Partner Healthcare Portfolio		Partner Emerging Markets Equity Portfolio		Real Estate Securities Portfolio		Small Cap Stock Portfolio
6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015

$340,455	$7,666,795	$380,248	$522,930	$2,656,096	$2,657,093	$1,115,741	$1,658,505
(8,335,369)	6,297,295	245,590	266,410	(878,342)	302,504	(1,087,155)	16,713,717
(6,937,336)	(12,721,513)	4,921,138	(7,594,428)	17,173,409	735,932	19,249,491	(32,780,045)
(14,932,250)	1,242,577	5,546,976	(6,805,088)	18,951,163	3,695,529	19,278,077	(14,407,823)

(7,625,521)	(9,026)	(510,872)	(580,153)	(2,477,260)	(2,187,603)	(1,427,353)	(1,376,310)
(6,901,059)	(9,023,465)	—	—	(660,933)	(6,314,500)	(20,830,835)	(39,985,690)
(14,526,580)	(9,032,491)	(510,872)	(580,153)	(3,138,193)	(8,502,103)	(22,258,188)	(41,362,000)

13,294,812	92,802,357	4,339,241	7,350,729	9,678,967	21,146,056	3,389,705	6,004,931
—	—	—	—	—	—	—	129,919,332
14,526,580	9,032,491	510,872	580,153	3,138,193	8,502,103	22,258,188	41,362,000
(6,604,737)	(3,931,639)	(1,721,723)	(5,542,564)	(4,477,612)	(11,848,142)	(9,833,600)	(14,085,913)
21,216,655	97,903,209	3,128,390	2,388,318	8,339,548	17,800,017	15,814,293	163,200,350
(8,242,175)	90,113,295	8,164,494	(4,996,923)	24,152,518	12,993,443	12,834,182	107,430,527
192,234,880	102,121,585	43,464,699	48,461,622	155,538,307	142,544,864	413,768,562	306,338,035
$183,992,705	$192,234,880	$51,629,193	$43,464,699	$179,690,825	$155,538,307	$426,602,744	$413,768,562
$325,397	$7,610,463	$299,812	$430,436	$2,784,187	$2,605,351	$971,713	$1,283,325

768,758	4,458,973	404,016	623,165	425,192	925,981	221,909	346,038
—	—	—	—	—	—	—	8,046,136
906,670	434,112	46,143	48,589	132,685	422,209	1,503,525	2,420,926
(375,316)	(195,496)	(161,191)	(469,831)	(202,140)	(539,452)	(647,229)	(838,753)

1,300,112	4,697,589	288,968	201,923	355,737	808,738	1,078,205	9,974,347

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Small Cap Index Portfolio		Mid Cap Stock Portfolio
For the periods ended	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015
Operations
Net investment income/(loss)	$1,806,783	$3,156,160	$3,398,118	$4,852,527
Net realized gains/(losses)	14,353,339	22,865,934	16,074,185	117,649,621
Change in net unrealized appreciation/(depreciation)	1,469,522	(32,413,176)	50,991,226	(104,979,812)
Net Change in Net Assets Resulting From Operations	17,629,644	(6,391,082)	70,463,529	17,522,336
Distributions to Shareholders
From net investment income	(3,140,256)	(2,182,237)	(4,831,544)	(4,486,191)
From net realized gains	(22,598,303)	(19,386,011)	(131,855,876)	(81,601,370)
Total Distributions to Shareholders	(25,738,559)	(21,568,248)	(136,687,420)	(86,087,561)
Capital Stock Transactions
Sold	22,633,215	35,257,316	5,580,969	10,660,395
Issued in connection with merger	—	—	—	445,589,040
Distributions reinvested	25,738,559	21,568,248	136,687,420	86,087,561
Redeemed	(7,836,434)	(17,625,251)	(25,955,642)	(31,809,954)
Total Capital Stock Transactions	40,535,340	39,200,313	116,312,747	510,527,042
Net lncrease/(Decrease) in Net Assets	32,426,425	11,240,983	50,088,856	441,961,817
Net Assets, Beginning of Period	279,867,569	268,626,586	1,194,580,256	752,618,439
Net Assets, End of Period	$312,293,994	$279,867,569	$1,244,669,112	$1,194,580,256
Accumulated Undistributed Net Investment lncome/(Loss)	$1,759,962	$3,093,435	$2,716,507	$4,149,933
Capital Stock Share Transactions
Sold	1,443,165	2,092,201	330,132	601,576
Issued in connection with merger	—	—	—	27,661,254
Distributions reinvested	1,755,053	1,288,595	9,015,785	5,111,268
Redeemed	(501,727)	(1,041,563)	(1,573,047)	(1,878,331)

Total Capital Stock Share Transactions	2,696,491	2,339,233	7,772,870	31,495,767

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Mid Cap Index Portfolio		Partner Worldwide Allocation Portfolio		Partner All Cap Portfolio		Large Cap Growth Portfolio
6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015

$1,281,001	$1,922,514	$25,688,314	$34,134,390	$219,245	$282,439	$2,736,204	$4,375,599
7,699,818	10,955,840	(40,965,461)	(17,767,952)	(1,954,361)	3,983,649	(10,783,718)	113,543,834
6,481,514	(18,371,677)	9,977,646	(29,806,722)	568,579	(2,955,105)	(67,982,101)	(10,047,363)
15,462,333	(5,493,323)	(5,299,501)	(13,440,284)	(1,166,537)	1,310,983	(76,029,615)	107,872,070

(1,921,723)	(1,183,197)	(35,720,547)	(41,262,492)	(240,353)	(263,625)	(211,399)	(4,480,734)
(11,233,356)	(7,456,805)	—	—	(4,074,564)	(8,194,852)	(85,392,249)	—
(13,155,079)	(8,640,002)	(35,720,547)	(41,262,492)	(4,314,917)	(8,458,477)	(85,603,648)	(4,480,734)

25,173,731	45,971,973	8,537,563	30,446,483	6,223,175	19,782,668	12,149,141	26,854,540
—	—	—	—	—	—	—	61,211,950
13,155,079	8,640,002	35,720,547	41,262,492	4,314,917	8,458,477	85,603,648	4,480,734
(2,472,984)	(5,371,848)	(11,212,952)	(18,736,363)	(3,181,141)	(4,376,941)	(45,804,722)	(90,795,950)
35,855,826	49,240,127	33,045,158	52,972,612	7,356,951	23,864,204	51,948,067	1,751,274
38,163,080	35,106,802	(7,974,890)	(1,730,164)	1,875,497	16,716,710	(109,685,196)	105,142,610
180,170,290	145,063,488	1,605,560,622	1,607,290,786	86,215,102	69,498,392	1,109,650,354	1,004,507,744
$218,333,370	$180,170,290	$1,597,585,732	$1,605,560,622	$88,090,599	$86,215,102	$999,965,158	$1,109,650,354
$1,257,032	$1,897,754	$23,061,876	$33,094,109	$233,947	$255,055	$2,425,956	$(98,849)

1,645,018	2,837,565	972,738	3,182,107	505,577	1,444,191	421,346	893,765
—	—	—	—	—	—	—	2,142,856
893,433	536,230	4,194,226	4,320,951	368,655	636,871	3,313,168	145,529
(162,824)	(332,173)	(1,271,994)	(1,997,479)	(259,468)	(318,427)	(1,580,968)	(3,039,753)

2,375,627	3,041,622	3,894,970	5,505,579	614,764	1,762,635	2,153,546	142,397

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Partner Growth Stock Portfolio		Large Cap Value Portfolio
For the periods ended	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015
Operations
Net investment income/(loss)	$77,193	$(134,892)	$9,857,620	$17,208,708
Net realized gains/(losses)	(83,151)	4,853,817	11,486,331	69,943,107
Change in net unrealized appreciation/(depreciation)	(6,508,812)	4,236,795	13,952,905	(129,207,993)
Net Change in Net Assets Resulting From Operations	(6,514,770)	8,955,720	35,296,856	(42,056,178)
Distributions to Shareholders
From net investment income	—	—	(16,286,358)	(15,306,586)
From net realized gains	(5,258,920)	(8,951,938)	(70,697,664)	(35,220,436)
Total Distributions to Shareholders	(5,258,920)	(8,951,938)	(86,984,022)	(50,527,022)
Capital Stock Transactions
Sold	14,226,445	24,791,006	6,306,475	7,314,689
Issued in connection with merger	—	—	—	—
Distributions reinvested	5,258,920	8,951,938	86,984,022	50,527,022
Redeemed	(4,903,874)	(5,395,062)	(6,988,373)	(23,242,768)
Total Capital Stock Transactions	14,581,491	28,347,882	86,302,124	34,598,943
Net lncrease/(Decrease) in Net Assets	2,807,801	28,351,664	34,614,958	(57,984,257)
Net Assets, Beginning of Period	110,073,650	81,721,986	1,147,018,198	1,205,002,455
Net Assets, End of Period	$112,881,451	$110,073,650	$1,181,633,156	$1,147,018,198
Accumulated Undistributed Net Investment lncome/(Loss)	$55,234	$(21,959)	$9,480,557	$15,909,295
Capital Stock Share Transactions
Sold	825,758	1,312,766	411,345	447,454
Issued in connection with merger	—	—	—	—
Distributions reinvested	323,099	499,634	6,075,364	3,109,413
Redeemed	(280,842)	(282,125)	(460,466)	(1,419,730)

Total Capital Stock Share Transactions	868,015	1,530,275	6,026,243	2,137,137

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Large Cap Stock Portfolio		Large Cap Index Portfolio		High Yield Portfolio		income Portfolio
6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015

$7,164,275	$11,036,561	$5,243,090	$11,078,421	$20,311,570	$48,070,494	$24,326,235	$50,985,951
1,020,217	(11,510,381)	1,815,579	3,152,666	(12,151,571)	(12,320,952)	(3,937,072)	4,006,898
(30,940,949)	27,701,492	13,787,284	(9,132,504)	38,179,705	(53,105,492)	71,681,682	(63,743,049)
(22,756,457)	27,227,672	20,845,953	5,098,583	46,339,704	(17,355,950)	92,070,845	(8,750,200)

(10,892,157)	(10,019,263)	(10,883,022)	(6,663,271)	(20,653,213)	(48,028,166)	(24,240,221)	(50,670,151)
—	(63,898,912)	(3,760,238)	(2,302,000)	—	—	(1,034,971)	(30,735,056)
(10,892,157)	(73,918,175)	(14,643,260)	(8,965,271)	(20,653,213)	(48,028,166)	(25,275,192)	(81,405,207)

2,934,750	11,194,752	47,101,136	89,820,844	8,472,913	26,632,909	13,181,998	122,259,487
—	30,415,790	—	—	—	—	—	—
10,892,157	73,918,175	14,643,260	8,965,271	20,653,213	48,028,166	25,275,192	81,405,207
(12,293,175)	(24,437,928)	(11,330,429)	(24,176,844)	(20,469,363)	(152,940,377)	(17,098,002)	(169,751,450)
1,533,732	91,090,789	50,413,967	74,609,271	8,656,763	(78,279,302)	21,359,188	33,913,244
(32,114,882)	44,400,286	56,616,660	70,742,583	34,343,254	(143,663,418)	88,154,841	(56,242,163)
878,915,330	834,515,044	521,179,059	450,436,476	712,133,512	855,796,930	1,336,020,433	1,392,262,596
$846,800,448	$878,915,330	$577,795,719	$521,179,059	$746,476,766	$712,133,512	$1,424,175,274	$1,336,020,433
$6,689,721	$10,417,603	$5,339,668	$10,979,600	$(273,038)	$68,605	$402,896	$316,882

264,324	901,555	1,659,687	3,120,135	1,851,482	5,599,070	1,306,145	12,173,633
—	2,717,491	—	—	—	—	—	—
1,002,426	6,278,512	523,643	314,996	4,576,127	9,962,929	2,524,888	7,986,614
(1,098,729)	(1,997,861)	(402,387)	(840,976)	(4,555,806)	(32,135,168)	(1,713,401)	(16,838,619)

168,021	7,899,697	1,780,943	2,594,155	1,871,803	(16,573,169)	2,117,632	3,321,628

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Bond Index Portfolio		Limited Maturity Bond Portfolio
For the periods ended	6/30/2016 (unaudited)	12/31/2015	6/30/2016 (unaudited)	12/31/2015
Operations
Net investment income/(loss)	$1,510,764	$2,744,084	$8,719,206	$16,319,881
Net realized gains/(losses)	607,495	1,041,644	(5,286,379)	1,198,638
Change in net unrealized appreciation/(depreciation)	6,049,452	(2,597,769)	13,100,335	(9,436,984)
Net Change in Net Assets Resulting From Operations	8,167,711	1,187,959	16,533,162	8,081,535
Distributions to Shareholders
From net investment income	(1,510,764)	(2,744,084)	(8,527,771)	(16,313,198)
From net realized gains	(352,623)	—	—	—
Total Distributions to Shareholders	(1,863,387)	(2,744,084)	(8,527,771)	(16,313,198)
Capital Stock Transactions
Sold	24,478,298	20,209,678	20,932,408	112,264,971
Distributions reinvested	1,863,387	2,744,084	8,527,771	16,313,198
Redeemed	(6,219,613)	(14,058,228)	(12,422,987)	(314,787,709)
Total Capital Stock Transactions	20,122,072	8,895,534	17,037,192	(186,209,540)
Net lncrease/(Decrease) in Net Assets	26,426,396	7,339,409	25,042,583	(194,441,203)
Net Assets, Beginning of Period	157,293,533	149,954,124	823,896,593	1,018,337,796
Net Assets, End of Period	$183,719,929	$157,293,533	$848,939,176	$823,896,593
Accumulated Undistributed Net Investment lncome/(Loss)	$(602)	$(602)	$597,723	$406,288
Capital Stock Share Transactions
Sold	2,200,093	1,837,590	2,146,142	11,475,409
Distributions reinvested	167,086	249,362	874,428	1,661,359
Redeemed	(560,137)	(1,278,380)	(1,275,547)	(32,154,807)

Total Capital Stock Share Transactions	1,807,042	808,572	1,745,023	(19,018,039)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Money Market Portfolio
6/30/2016 (unaudited)	12/31/2015

$—	$(952)
(2,436)	3,579
—	—
(2,436)	2,627

—	—
—	—
—	—

41,312,133	88,468,253
—	—
(24,292,953)	(68,005,209)
17,019,180	20,463,044
17,016,744	20,465,671
146,880,459	126,414,788
$163,897,203	$146,880,459
$—	$—

41,312,133	88,468,253
—	—
(24,292,953)	(68,005,209)

17,019,180	20,463,044

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

(1) ORGANIZATION

Thrivent Series Fund, Inc. (the “Fund”), a corporation organized under the laws of Minnesota, is registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is divided into twenty-seven separate series (each, a “Portfolio”), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, four income plus Portfolios, fourteen equity Portfolios, four fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.

Shares in the Fund are currently sold, without sales charges, only to retirement plans sponsored by Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) or separate accounts of Thrivent Financial or Thrivent Life Insurance Company (“Thrivent Life”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial and Thrivent Life.

Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies.

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(A) Mergers – At a meeting held on August 14, 2015, contractholders of Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology Portfolio (the “Target Portfolios”) approved the merger of the Target Portfolios into the Portfolios shown below (the “Acquiring Portfolios”).

Target Portfolios		Acquiring Portfolios
Partner Small Cap Growth	>	Small Cap Stock
Partner Small Cap Value	>	Small Cap Stock
Mid Cap Growth	>	Mid Cap Stock
Partner Mid Cap Value	>	Mid Cap Stock
Natural Resources	>	Large Cap Stock
Partner Technology	>	Large Cap Growth

The mergers occurred at the close of business on August 21, 2015. Acquisition of the assets and liabilities of the Target Portfolios by the Acquiring Portfolios were followed by the distribution of the Acquiring Portfolios’ shares to the Target Portfolios’ contractholders. The shares issued of the Acquiring Portfolios are disclosed in the Statement of Changes in Net Assets.

The mergers were accomplished by tax free exchanges as detailed below:

Portfolio	Description	Net Assets as of August 21, 2015
Small Cap Stock	Acquiring Portfolio	$307,383,234
Partner Small Cap Growth	Target Portfolio	$48,776,411
Partner Small Cap Value	Target Portfolio	$81,142,921
Small Cap Stock	After Acquisition	$437,302,566
Mid Cap Stock	Acquiring Portfolio	$725,136,640
Mid Cap Growth	Target Portfolio	$411,465,006
Partner Mid Cap Value	Target Portfolio	$34,124,034
Mid Cap Stock	After Acquisition	$1,170,725,680
Large Cap Stock	Acquiring Portfolio	$822,157,367
Natural Resources	Target Portfolio	$30,415,790
Large Cap Stock	After Acquisition	$852,573,157
Large Cap Growth	Acquiring Portfolio	$983,293,490
Partner Technology	Target Portfolio	$61,211,950
Large Cap Growth	After Acquisition	$1,044,505,440

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

As of August 21, 2015, the net assets of the Target Portfolios were comprised of the following:

	Unrealized
	Appreciation/	Undistributed Net	Accumulated Net Realized	Capital
Target Portfolio	(Depreciation)	Investment Income	Gains/ (Losses)	Stock
Partner Small Cap Growth	$5,116,383	$(155,592)	$17,762,180	$26,053,440
Partner Small Cap Value	$12,172,079	$(465,732)	$106,081,143	$(36,644,569)
Mid Cap Growth	$98,121,712	$43,055	$(204,124)	$313,504,363
Partner Mid Cap Value	$(4,097,780)	$1,374,245	$53,479,724	$(16,632,155)
Natural Resources	$(13,776,587)	$(11,187)	$(4,240,765)	$48,444,329
Partner Technology	$13,378,254	$(163,802)	$114,262	$47,883,236
The Target Portfolios’ capital loss carryovers are carried over to the Acquiring Portfolios. The amounts, if any, and applicable limitations are disclosed in Note (4) Tax Information.

Assuming the mergers had been completed on January 1, 2015 the Acquiring Portfolios’ pro-forma results of operations for the year ended December 31, 2015 would be the following:

	Net Change in Unrealized Appreciation/	Net Investment	Net Gains/(Losses)on	Net Increase in Net Assets from
Acquiring Portfolio	(Depreciation)	Income	Investments	Operations
Small Cap Stock	$(152,472,171)	$3,806,264	$132,587,125	$(16,078,782)
Mid Cap Stock	$(198,911,176)	$5,856,004	$202,884,388	$9,829,216
Large Cap Stock	$20,534,205	$11,163,071	$(11,315,733)	$20,381,543
Large Cap Growth	$(11,635,658)	$4,348,728	$115,283,367	$107,996,437

The financial statements reflect the operations of the Acquiring Portfolios for the period prior to the merger and the combined Portfolios for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology Portfolio that have been included in the Acquiring Portfolios’ Statement of Operations since the mergers were completed.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using price quotes obtained from third-party broker-dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal, Minnesota, and Wisconsin, as well as certain foreign countries. As of June 30, 2016, open U.S. Federal, Minnesota, and Wisconsin tax years include the tax years ended December 31, 2012 through 2015. Additionally, as of June 30, 2016, the tax year ended December 31, 2011 is open for Wisconsin. The Portfolios have no examinations in progress and none are expected at this time.

As of June 30, 2016, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

Foreign Income Taxes – Portfolios are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding in the Statement of Operations. The Portfolios pay tax on foreign capital gains, where applicable.

(E) Expenses and Income – Estimated expenses are accrued daily. The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date. However, in certain foreign markets where the declaration date follows the ex-dividend date, the dividend income will be recorded as soon as the Portfolio is informed of the declaration date.

For certain securities, including real estate investment trusts, the Fund records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/ loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Distributions to Shareholders – Dividends and capital gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.

Dividends are declared and reinvested daily for High Yield Portfolio, Income Portfolio, Bond Index Portfolio, Limited Maturity Bond Portfolio, and Opportunity Income Plus Portfolio; declared daily and reinvested monthly for the Money Market Portfolio; and declared and reinvested at least annually for all other Portfolios.

(G) Derivative Financial Instruments – Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variationmargin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

Swap Agreements – All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes up front payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Aggressive Allocation
Futures Contracts	2,635,045	—	2,635,045	2,224,238	—	—	410,807	(*)
Moderately Aggressive Allocation
Futures Contracts	8,346,248	—	8,346,248	6,905,741	—	—	1,440,507	(*)
Moderate Allocation
Futures Contracts	10,105,660	—	10,105,660	7,312,443	—	—	2,793,217	(*)
Moderately Conservative Allocation
Futures Contracts	4,455,936	—	4,455,936	1,911,632	—	—	2,544,304	(*)
Growth and Income Plus
Futures Contracts	14,431	—	14,431	3,391	—	—	11,040	(*)
Balanced Income Plus
Futures Contracts	43,172	—	43,172	20,407	—	—	22,765	(*)
Diversified Income Plus
Futures Contracts	120,714	—	120,714	120,714	—	—	—
Opportunity Income Plus
Futures Contracts	5,937	—	5,937	5,937	—	—	—
Small Cap Index
Futures Contracts	133,590	—	133,590	—	—	—	133,590	(*)
Mid Cap Index
Futures Contracts	148,007	—	148,007	—	—	—	148,007	(*)
Partner Worldwide Allocation
Futures Contracts	2,223,806	—	2,223,806	2,039,667	—	—	184,139	(*)
Exchange Contracts	1,108,268	—	1,108,268	705,633	—	—	402,635	(†)
Large Cap Stock
Futures Contracts	1,813,496	—	1,813,496	—	—	—	1,813,496	(*)
Large Cap Index
Futures Contracts	183,502	—	183,502	—	—	—	183,502	(*)
Income
Futures Contracts	70,464	—	70,464	70,464	—	—	—
Swap Credit Contracts	—	—	—	—	—	—	—
Limited Maturity Bond
Futures Contracts	187,721	—	187,721	48,434	—	—	139,287	(*)

(*)	Net futures amount represents the net amount receivable from the counterparty in the event of a default.
(†)	Net exchange contract amount represents the net amount receivable from the counterparty in the event of a default.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Aggressive Allocation
Futures Contracts	2,224,238	—	2,224,238	2,224,238	—	—	—
Moderately Aggressive Allocation
Futures Contracts	6,905,741	—	6,905,741	6,905,741	—	—	—
Securities Lending	85,713,108	—	85,713,108	84,393,333	—	—	1,319,775	^
Moderate Allocation
Futures Contracts	7,312,443	—	7,312,443	7,312,443	—	—	—
Securities Lending	139,749,499	—	139,749,499	137,050,597	—	—	2,698,902	^
Moderately Conservative Allocation
Futures Contracts	1,911,632	—	1,911,632	1,911,632	—	—	—
Securities Lending	37,505,809	—	37,505,809	36,619,595	—	—	886,214	^
Growth and Income Plus
Futures Contracts	3,391	—	3,391	3,391	—	—	—
Balanced Income Plus
Futures Contracts	20,407	—	20,407	20,407	—	—	—
Securities Lending	4,194,070	—	4,194,070	4,090,823	—	—	103,247	^
Diversified Income Plus
Futures Contracts	182,031	—	182,031	120,714	—	61,317	—
Securities Lending	385,600	—	385,600	365,378	—	—	20,222	^
Opportunity Income Plus
Futures Contracts	13,703	—	13,703	5,937	—	7,766	—
Partner Emerging Markets Equity
Securities Lending	324,150	—	324,150	324,150	—	—	—
Small Cap Stock
Securities Lending	26,684,025	—	26,684,025	26,403,740	—	—	280,285	^
Small Cap Index
Securities Lending	22,383,665	—	22,383,665	22,165,055	—	—	218,610	^
Mid Cap Stock
Securities Lending	41,441,225	—	41,441,225	40,061,798	—	—	1,379,427	^
Mid Cap Index
Securities Lending	10,154,866	—	10,154,866	10,043,876	—	—	110,990	^
Partner Worldwide Allocation
Futures Contracts	2,039,667	—	2,039,667	2,039,667	—	—	—
Exchange Contracts	1,007,900	—	1,007,900	705,633	—	—	302,267	#
Securities Lending	28,174,169	—	28,174,169	27,156,161	—	—	1,018,008	^
Partner All Cap
Securities Lending	1,829,525	—	1,829,525	1,829,525	—	—	—
Partner Growth Stock
Securities Lending	3,829,085	—	3,829,085	3,816,363	—	—	12,722	^
Large Cap Value
Securities Lending	32,462,025	—	32,462,025	32,462,025	—	—	—
Large Cap Stock
Securities Lending	4,591,378	—	4,591,378	4,356,546	—	—	234,832	^
Large Cap Index
Securities Lending	3,532,407	—	3,532,407	3,499,461	—	—	32,946	^
High Yield
Securities Lending	58,444,164	—	58,444,164	56,717,095	—	—	1,727,069	^
Swap Credit Contracts	72,210	—	72,210	—	—	72,210	—

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Income
Futures Contracts	366,201	—	366,201	70,464	—	295,737	—
Securities Lending	38,614,774	—	38,614,774	37,442,090	—	—	1,172,684	^
Swap Credit Contracts	58,872	—	58,872	—	—	58,872	—
Bond Index
Securities Lending	715,500	—	715,500	694,405	—	—	21,095	^
Limited Maturity Bond
Futures Contracts	48,434	—	48,434	48,434	—	—	—
Securities Lending	10,266,465	—	10,266,465	9,942,138	—	—	324,327	^

**	Excess of collateral pledged to the counterparty may not be shown for financial repo ting purposes.
^	Net securities lending amounts represent the net amount payable from the counterparty in the event of a default.
#	Net exchange contract amounts represent the net amount payable from the counterparty in the event of a default.

(H) Mortgage Dollar Roll Transactions – Certain Portfolios enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Portfolios are required to segregate collateral with the custodian – depending on market movements – for their mortgage dollar rolls. The value of the securities that the Portfolios are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(I) Securities Lending – The Fund has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of collateral received. Any additional collateral is adjusted and settled on the next business day. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned in the Statement of Operations. By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Portfolio could lose money. Generally, in the event of borrower default, the Portfolio has the right to use the collateral to offset any losses incurred. However, in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

As of June 30, 2016, the value of securities on loan is as follows:

Portfolio	Securities on Loan
Moderately Aggressive Allocation	$84,393,333
Moderate Allocation	137,050,597
Moderately Conservative Allocation	36,619,595
Balanced Income Plus	4,090,823

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

Portfolio	Securities on Loan
Diversified Income Plus	365,378
Partner Emerging Markets Equity	326,973
Small Cap Stock	26,403,740
Small Cap Index	22,165,055
Mid Cap Stock	40,061,798
Mid Cap Index	10,043,876
Partner Worldwide Allocation	27,156,161
Partner All Cap	1,831,019
Partner Growth Stock	3,816,363
Large Cap Value	32,562,837
Large Cap Stock	4,356,546
Large Cap Index	3,499,461
High Yield	56,717,095
Income	37,442,090
Bond Index	694,405
Limited Maturity Bond	9,942,138

(J) When-Issued and Delayed Delivery Transactions – Each Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(K) Treasury Inflation Protected Securities – Certain Portfolios may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(L) Repurchase Agreements – Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2016, no Portfolios engaged in this type of investment.

(M) Equity-Linked Structured Securities – Certain Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 30, 2016, none of the Portfolios engaged in these types of transactions.

(N) Stripped Securities – Certain Portfolios may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.

(O) Credit Risk – The Portfolios may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Portfolios’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

(P) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments – Certain Portfolios may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments.

(R) Loss Contingencies – Thrivent High Yield Portfolio and Thrivent Income Portfolio are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. Thrivent High Yield Portfolio at one time held term loans in an original principal amount of at least $4,627,531 and, if the plaintiffs are successful, it is reasonably possible that the Portfolio will be required to make payments in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss cannot be reasonably estimated. Thrivent Income Portfolio is named as a defendant in this action, but Management does not expect that the Portfolio’s assets will be subject to a loss contingency.

Thrivent Balanced Income Plus Portfolio (formerly known as Thrivent Balanced Portfolio) and Thrivent Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions have since been consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the Tribune bankruptcy estate. Thrivent Balanced Income Plus Portfolio and Thrivent Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. The district has dismissed the state law claims and the Second Circuit has affirmed the dismissal, and now the court is considering whether to dismiss the other claims. If the plaintiffs are successful, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Thrivent Mid Cap Index Portfolio is a potential defendant in an adversary action filed on October 22, 2010 by the trustee of the LB Creditor Trust. The suit seeks to determine whether certain pre-bankruptcy distributions in December 2007 by Lyondell Chemical Company (“Lyondell”) to its shareholders were fraudulent transactions that can be voided and repaid to Lyondell’s creditors. Thrivent Mid Cap Index Portfolio owned shares of Lyondell stock before the merger and on December 21, 2007 tendered its shares of Lyondell for $1,542,720. On July 27, 2016, the Southern District of New York reversed a bankruptcy court’s dismissal of the intentional fraudulent transfer count in a related adversary proceeding. The action against the Portfolio remains pending, and Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Thrivent Opportunity Income Plus Portfolio (formerly known as Mortgage Securities Portfolio) was obligated to pay $133,203 to Lehman Brothers as of October 14, 2008. Because of the collapse of Lehman Brothers, the securities and obligations remain involved in litigation and bankruptcy proceedings. At the conclusion of legal proceedings, it is reasonably possible that Thrivent Opportunity Income Plus Portfolio could be required to pay all or a portion of the $133,203. However, it is also reasonably possible that the Portfolio would be able to offset some of this liability because of amounts owed to the Portfolio by Lehman Brothers at the time of its bankruptcy. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

(S) Litigation – Awards from class action litigation are recorded as realized gains on payment date.

(T) Recent Accounting Pronouncements – Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. Management has evaluated the impact of this guidance and has determined there to be no impact to financial statement amounts. However, footnote disclosures related to investments valued using the net asset value per share practical expedient will be increased to meet the requirement of this guidance.

(U) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly.

	$0 to	Over $500 to	Over $2,000 to	Over $5,000 to
Portfolio (M-Millions)	$500M	$2,000M	$5,000M	$10,000M	Over $10,000M
Aggressive Allocation	0.750%	0.725%	0.700%	0.675%	0.650%
Moderately Aggressive Allocation	0.700%	0.675%	0.650%	0.625%	0.600%
Moderate Allocation	0.650%	0.625%	0.600%	0.575%	0.550%
Moderately Conservative Allocation	0.600%	0.575%	0.550%	0.525%	0.500%

	$0 to	Over $50 to	Over $100 to	Over
Portfolio (M-Millions)	$50M	$100M	$250M	$250M
Partner Healthcare	0.950%	0.900%	0.850%	0.800%

			Over	Over	Over	Over	Over	Over	Over	Over
	$0 to	Over $50	$200 to	$250 to	$500 to	$750 to	$1,000 to	$1,500 to	$2,000 to	$2,500 to	Over
Portfolio (M-Millions)	$50M	to $200M	$250M	$500M	$750M	$1,000M	$1,500M	$2,000M	$2,500M	$5,000M	$5,000M
Growth and Income Plus	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Balanced Income Plus	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.475%	0.450%	0.425%
Diversified Income Plus	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Opportunity Income Plus	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%
Partner Emerging Markets Equity	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Real Estate Securities	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Small Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Small Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
Mid Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Mid Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.750%	0.750%	0.750%	0.750%
Partner All Cap	0.950%	0.950%	0.950%	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Large Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Growth Stock	0.800%	0.800%	0.800%	0.800%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Large Cap Value	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.575%	0.550%	0.475%	0.475%	0.475%	0.450%	0.425%
Large Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Income	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Bond Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Limited Maturity Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Money Market	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

(B) Sub-Adviser Fees — The following subadvisory fees are charged as part of the total investment advisory fees statedin the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.

Partner Healthcare Portfolio

The Adviser has entered into a subadvisory agreement with Sectoral Asset Management, Inc. for the performance of subadvisory services. The fee payable is equal to 0.65% of the first $50 million of average daily net assets, 0.60% of the next $50 million, 0.40% of the next $150 million and 0.35% of average daily net assets over $250 million.

Partner Emerging Markets Equity Portfolio

The Adviser has entered into a subadvisory agreement with Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Emerging Markets Equity Fund, Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

Partner Worldwide Allocation Portfolio

The Adviser has entered into subadvisory agreements with Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), and Goldman Sachs Asset Mangement, LP (“GSAM”) for the performance of subadvisory services.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Emerging Markets Equity Portfolio, Partner Emerging Markets Equity Fund and Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

The fee payable for GSAM for managing the emerging markets debt portion is equal to 0.50% of the first $200 million of average daily net assets, 0.45% of the next $200 million and 0.40% of average daily net assets over $400 million. The fee payable for GSAM for managing the international small-and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by GSAM. Effective February 22, 2016, the Adviser terminated the subadvisory agreements with Mercator Asset Management, LP (“Mercator”). For the period January 1, 2016 until termination, the fee payable for Mercator is equal to 0.70% of the first $25 million of average daily net assets managed by Mercator, 0.60% of the next $25 million, 0.50% of the next $250 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Mercator.

Partner All Cap Portfolio

The Adviser has entered into a subadvisory agreement with FIAM LLC (“FIAM”) for the performance of subadvisory services. FIAM is a wholly owned subsidiary of Fidelity Management & Research Corporation. The fee payable is equal to 0.60% of average daily net assets for the first $100 million, 0.55% for the next $400 million, 0.50% for the next $250 million and 0.45% for assets over $750 million.

Partner Growth Stock Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.40% of average daily net assets for the first $500 million and 0.35% for assets over $500 million.

(C) Expense Reimbursements — For the period ended June 30, 2016, Thrivent Financial has voluntarily agreed to reimburse certain portfolio level expenses of Thrivent Money Market Portfolio to the extent necessary in order to maintain a minimum annualized net yield of 0.00%.

For the period ended June 30, 2016, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Portfolio	Expense Limit	Expiration Date
Growth and Income Plus	0.80%	4/30/2017
Partner Healthcare[1]	0.95%	4/30/2017
Partner Emerging Markets Equity[2]	1.30%	4/30/2017
Partner All Cap[3]	0.85%	4/30/2017
Partner Growth Stock[4]	0.80%	4/30/2017

[1]	Prior contractual expense cap of 1.10% expired on April 30, 2016.
[2]	Prior contractual expense cap of 1.40% expired on April 30, 2016.
[3]	Prior contractual expense cap of 0.90% expired on April 30, 2016.
[4]	Prior contractual expense cap of 0.85% expired on April 30, 2016.

The four Asset Allocation Portfolios paid one fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser. For the period ended June 30, 2016, the following expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Expense Reimbursement	Expiration Date
Aggressive Allocation	0.21%	N/A
Moderately Aggressive Allocation	0.22%	N/A
Moderate Allocation	0.16%	N/A
Moderately Conservative Allocation	0.13%	N/A

Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

(D) Other Expenses – The Fund has entered into an accounting and administrative services agreement with the Adviser to provide certain accounting and administrative personnel and services to the Portfolios. For the six months ended June 30, 2016, the Adviser received aggregate fees for accounting and administrative personnel and services of $3,808,791 from the Fund.

Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director’s fees as if invested in any one of the portfolios of the Fund. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the selected portfolios of the Fund. Their fees as well as the change in value are included in Director’s fees in the Statement of Operations. The deferred fees remain in the appropriate fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those Directors not participating in the above plan received $231,564 in fees from the Fund for the six months ended June 30, 2016. In addition, the Fund reimbursed independent Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial and Thrivent Life; however, they receive no compensation from the Fund.

(E) Indirect Expenses – Some Portfolios invest in other open-ended funds, including Thrivent Core Short-Term Reserve Fund for the purpose of overnight investment of cash, this fund does not incur an advisory fee. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios reported in the Financial Highlights. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios, other than Thrivent Cash Management Trust. The contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Fund and the Adviser.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2016, the tax-basis balance has not yet been determined.

At December 31, 2015, the following Portfolios had accumulated net realized capital loss carryovers expiring as follows:

Portfolio	Capital Loss Carryover	Expiration Year
Opportunity Income Plus	$1,732,904	Unlimited
Partner Emerging Markets
Equity	$1,225,908	Unlimited
Partner Worldwide Allocation	$20,329,481	Unlimited
	$119,995,485	2016

	$140,324,966

Large Cap Stock	15,169,108	Unlimited
High Yield	12,006,858	Unlimited
	24,454,205	2016
	46,838,004	2017

	$83,299,067

Limited Maturity Bond	4,644,843	2017

	$4,644,843

To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code. Unlimited capital loss carryovers will be utilized before capital loss carryovers with expiration dates.

Of the capital loss carryovers attributable to Large Cap Stock Portfolio, $4,160,051 was obtained as a result of the reorganization, as described in Note (1)(A), with Natural Resources Portfolio in August 2015.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 30, 2016, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$195,338	$196,850
Moderately Aggressive Allocation	924,526	849,502
Moderate Allocation	1,537,392	1,450,213
Moderately Conservative Allocation	626,650	526,708
Growth and Income Plus	30,345	28,502
Balanced Income Plus	98,435	93,414
Diversified Income Plus	150,776	132,451
Opportunity Income Plus	31,864	21,840
Partner Healthcare	77,284	65,303
Partner Emerging Markets Equity	3,794	1,173
Real Estate Securities	20,064	11,001
Small Cap Stock	104,919	106,666
Small Cap Index	51,719	34,493
Mid Cap Stock	125,007	177,738
Mid Cap Index	51,418	26,664
Partner Worldwide Allocation	962,560	948,150
Partner All Cap	27,899	24,896
Large Cap Growth	317,009	403,358
Partner Growth Stock	29,914	19,946
Large Cap Value	116,335	118,080
Large Cap Stock	215,449	182,712
Large Cap Index	54,003	9,184
High Yield	175,191	135,854
Income	306,877	330,322
Bond Index	7,306	4,941
Limited Maturity Bond	112,380	101,549

Purchases and Sales of U.S. Government Securities were:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$83,024	$78,703
Moderately Aggressive Allocation	1,450,343	1,439,800
Moderate Allocation	4,757,384	4,732,886
Moderately Conservative Allocation	3,384,098	3,320,910
Growth and Income Plus	18,153	17,903
Balanced Income Plus	106,496	105,710
Diversified Income Plus	67,844	61,580
Opportunity Income Plus	77,046	74,827
Partner Worldwide Allocation	12,956	20,356
Income	480,972	438,675
Bond Index	304,756	288,969
Limited Maturity Bond	127,056	122,462

(B) Investments in Restricted Securities – Certain Portfolios may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2016, the following Portfolios held restricted securities:

Portfolio	Number of Securities	Percent of Portfolio’s Net Assets
Moderately Aggressive Allocation	40	0.62%
Moderate Allocation	44	1.24%
Moderately Conservative Allocation	43	1.55%
Growth and Income Plus	2	0.10%
Balanced Income Plus	9	0.77%
Diversified Income Plus	14	2.45%
Opportunity Income Plus	13	2.10%
Partner Worldwide Allocation	19	0.45%
Partner Growth Stock	9	0.47%
High Yield	10	2.20%
Income	5	0.44%
Bond Index	4	0.82%
Limited Maturity Bond	31	10.58%

The Portfolios have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Portfolio invests primarily in high-yielding fixed income securities. Each of the other Portfolios, except the Money Market Portfolio, may also invest in high-yielding securities. These securities will typically be in lower rated categories or will be non-rated and generally will involve more risk than securities in higher rated categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction which could result in additional losses to the Portfolio.

(E) Written Option Contracts – During the six months ended June 30, 2016, none of the Portfolios engaged in these types of investments.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios or affiliated Funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another Portfolio or Fund that is or could be considered an affiliate by

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(unaudited)

virtue of having a common investment adviser (or affiliated investment advisers), common directors and/ or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

During the period ended June 30, 2016, the following Portfolios engaged in purchase transactions that complied with Rule 17a-7 of the 1940 Act.

Portfolio	Purchase Amount
Opportunity Income Plus	$1,079,033
Mid Cap Index	7,599,468
Large Cap Index	9,951,070

During the period ended June 30, 2016, the following Portfolios engaged in sale transactions that complied with Rule 17a-7 of the 1940 Act.

Portfolio	Sales Proceeds	Realized Gain/(Loss)
Diversified Income Plus	$2,575,886	$(53,357)
Small Cap Index	7,233,609	1,990,564
Mid Cap Index	4,280,190	1,983,688

(7) SHARES OF BENEFICIAL INTEREST

The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Portfolio are currently sold only to separate accounts of Thrivent Financial, Thrivent Life and retirement plans sponsored by Thrivent Financial.

As of June 30, 2016, authorized capital stock consists of ten billion shares as follows:

Portfolio	Shares Authorized	Par value
Aggressive Allocation	350,000,000	$0.01
Moderately Aggressive Allocation	700,000,000	0.01
Moderate Allocation	1,200,000,000	0.01
Moderately Conservative Allocation	800,000,000	0.01
Growth and Income Plus	200,000,000	0.01
Balanced Income Plus	200,000,000	0.01
Diversified Income Plus	250,000,000	0.01
Opportunity Income Plus	50,000,000	0.01
Partner Healthcare	50,000,000	0.01
Partner Emerging Markets Equity	100,000,000	0.01
Real Estate Securities	100,000,000	0.01
Small Cap Stock	200,000,000	0.01
Small Cap Index	200,000,000	0.01
Mid Cap Stock	200,000,000	0.01
Mid Cap Index	200,000,000	0.01
Partner Worldwide Allocation	700,000,000	0.01
Partner All Cap	100,000,000	0.01
Large Cap Growth	300,000,000	0.01
Partner Growth Stock	50,000,000	0.01
Large Cap Value	200,000,000	0.01
Large Cap Stock	400,000,000	0.01
Large Cap Index	200,000,000	0.01
High Yield	350,000,000	0.01
Income	300,000,000	0.01
Bond Index	200,000,000	0.01
Limited Maturity Bond	450,000,000	0.01
Money Market	1,200,000,000	0.01

(8) SUBSEQUENT EVENTS

Management of the Portfolios has evaluated the impact of subsequent events through August 22, 2016, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(9) MARKET RISK

Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of a Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry. As of June 30, 2016, Partner Emerging Markets Equity Portfolio had portfolio concentration greater than 30% in the financial sector, Large Cap Growth Portfolio and Partner Growth Stock Portfolio had portfolio concentrations greater than 30% in the information technology sector, and Bond Index Portfolio had portfolio concentration greater than 30% in the U.S. Government and Agencies sector.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2016 (unaudited)	$14.19	$0.07	$—	$0.07	$(0.14)	$(0.78)
Year Ended 12/31/2015	15.44	0.10	(0.13)	(0.03)	(0.16)	(1.06)
Year Ended 12/31/2014	15.04	0.10	0.80	0.90	(0.07)	(0.43)
Year Ended 12/31/2013	12.15	0.07	3.17	3.24	(0.17)	(0.18)
Year Ended 12/31/2012	11.40	0.17	1.18	1.35	(0.08)	(0.52)
Year Ended 12/31/2011	12.22	0.06	(0.52)	(0.46)	(0.16)	(0.20)

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2016 (unaudited)	13.77	0.11	0.14	0.25	(0.20)	(0.58)
Year Ended 12/31/2015	14.72	0.17	(0.26)	(0.09)	(0.19)	(0.67)
Year Ended 12/31/2014	14.37	0.16	0.71	0.87	(0.13)	(0.39)
Year Ended 12/31/2013	12.31	0.12	2.44	2.56	(0.20)	(0.30)
Year Ended 12/31/2012	11.19	0.21	1.21	1.42	(0.14)	(0.16)
Year Ended 12/31/2011	11.89	0.12	(0.45)	(0.33)	(0.23)	(0.14)

MODERATE ALLOCATION PORTFOLIO
Period Ended 6/30/2016 (unaudited)	13.09	0.13	0.25	0.38	(0.23)	(0.34)
Year Ended 12/31/2015	13.90	0.21	(0.26)	(0.05)	(0.21)	(0.55)
Year Ended 12/31/2014	13.63	0.18	0.62	0.80	(0.16)	(0.37)
Year Ended 12/31/2013	12.28	0.16	1.66	1.82	(0.20)	(0.27)
Year Ended 12/31/2012	11.25	0.20	1.10	1.30	(0.19)	(0.08)
Year Ended 12/31/2011	11.79	0.17	(0.28)	(0.11)	(0.26)	(0.17)

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2016 (unaudited)	12.27	0.12	0.37	0.49	(0.22)	(0.14)
Year Ended 12/31/2015	12.89	0.20	(0.24)	(0.04)	(0.23)	(0.35)
Year Ended 12/31/2014	12.71	0.23	0.43	0.66	(0.20)	(0.28)
Year Ended 12/31/2013	12.07	0.20	0.87	1.07	(0.19)	(0.24)
Year Ended 12/31/2012	11.28	0.18	0.89	1.07	(0.19)	(0.09)
Year Ended 12/31/2011	11.66	0.18	(0.16)	0.02	(0.25)	(0.15)

GROWTH AND INCOME PLUS PORTFOLIO
Period Ended 6/30/2016 (unaudited)	9.97	0.12	0.13	0.25	(0.23)	(0.18)
Year Ended 12/31/2015	10.72	0.24	(0.32)	(0.08)	(0.23)	(0.44)
Year Ended 12/31/2014	11.66	0.18	0.09	0.27	(0.30)	(0.91)
Year Ended 12/31/2013	9.82	0.33	1.74	2.07	(0.23)	—
Year Ended 12/31/2012	8.81	0.24	0.91	1.15	(0.14)	—
Year Ended 12/31/2011	9.06	0.15	(0.37)	(0.22)	(0.03)	—

BALANCED INCOME PLUS PORTFOLIO
Period Ended 6/30/2016 (unaudited)	14.03	0.20	0.25	0.45	(0.37)	(0.51)
Year Ended 12/31/2015	14.87	0.38	(0.38)	—	(0.32)	(0.52)
Year Ended 12/31/2014	17.28	0.33	0.67	1.00	(0.28)	(3.13)
Year Ended 12/31/2013	15.42	0.30	2.42	2.72	(0.31)	(0.55)
Year Ended 12/31/2012	14.48	0.33	1.42	1.75	(0.34)	(0.47)
Year Ended 12/31/2011	14.72	0.34	0.26	0.60	(0.34)	(0.50)

DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/30/2016 (unaudited)	7.53	0.13	0.13	0.26	(0.27)	(0.02)
Year Ended 12/31/2015	7.94	0.25	(0.24)	0.01	(0.26)	(0.16)
Year Ended 12/31/2014	7.84	0.26	0.08	0.34	(0.24)	—
Year Ended 12/31/2013	7.23	0.21	0.59	0.80	(0.19)	—
Year Ended 12/31/2012	6.56	0.19	0.74	0.93	(0.26)	—
Year Ended 12/31/2011	6.75	0.29	(0.13)	0.16	(0.35)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.92)	$13.34	0.72%	$984.4	0.58%	1.18%	0.79%	0.97%	31%
(1.22)	14.19	(0.45)%	967.6	0.57%	0.73%	0.64%	0.65%	60%
(0.50)	15.44	6.02%	904.9	0.50%	0.70%	0.50%	0.70%	58%
(0.35)	15.04	27.05%	799.4	0.46%	0.53%	0.47%	0.52%	43%
(0.60)	12.15	12.25%	608.2	0.49%	1.45%	0.49%	1.45%	69%
(0.36)	11.40	(3.93)%	560.6	0.42%	0.49%	0.43%	0.47%	74%

(0.78)	13.24	1.92%	4,984.2	0.47%	1.78%	0.69%	1.56%	49%
(0.86)	13.77	(0.75)%	4,898.1	0.47%	1.21%	0.55%	1.14%	91%
(0.52)	14.72	6.05%	4,775.0	0.45%	1.15%	0.45%	1.15%	88%
(0.50)	14.37	21.30%	4,224.5	0.38%	1.09%	0.40%	1.07%	60%
(0.30)	12.31	12.87%	3,056.0	0.40%	1.83%	0.40%	1.83%	93%
(0.37)	11.19	(2.86)%	2,659.6	0.33%	1.22%	0.33%	1.22%	64%

(0.57)	12.90	3.01%	8,852.4	0.46%	2.08%	0.62%	1.91%	74%
(0.76)	13.09	(0.56)%	8,657.3	0.46%	1.57%	0.51%	1.51%	153%
(0.53)	13.90	5.88%	8,607.8	0.44%	1.50%	0.44%	1.50%	134%
(0.47)	13.63	15.12%	7,181.1	0.36%	1.46%	0.38%	1.44%	99%
(0.27)	12.28	11.72%	5,337.9	0.38%	1.98%	0.38%	1.98%	121%
(0.43)	11.25	(1.02)%	4,133.6	0.29%	1.86%	0.29%	1.86%	53%

(0.36)	12.40	4.02%	4,404.3	0.47%	2.23%	0.59%	2.10%	95%
(0.58)	12.27	(0.46)%	4,100.1	0.46%	1.77%	0.50%	1.73%	198%
(0.48)	12.89	5.32%	3,679.4	0.44%	1.91%	0.44%	1.91%	182%
(0.43)	12.71	9.02%	3,353.0	0.37%	1.72%	0.40%	1.68%	198%
(0.28)	12.07	9.59%	2,920.3	0.41%	1.95%	0.41%	1.95%	190%
(0.40)	11.28	0.20%	2,055.3	0.31%	2.14%	0.31%	2.14%	46%

(0.41)	9.81	2.51%	81.2	0.80%	2.57%	1.00%	2.37%	60%
(0.67)	9.97	(0.81)%	78.8	0.80%	2.24%	0.99%	2.06%	191%
(1.21)	10.72	2.21%	81.1	0.80%	2.30%	0.94%	2.16%	176%
(0.23)	11.66	21.24%	65.5	0.79%	2.10%	0.85%	2.04%	153%
(0.14)	9.82	13.17%	102.1	0.81%	2.56%	0.81%	2.56%	160%
(0.03)	8.81	(2.46)%	88.1	0.83%	1.78%	0.83%	1.78%	195%

(0.88)	13.60	3.34%	325.9	0.66%	3.08%	0.66%	3.08%	64%
(0.84)	14.03	(0.14)%	313.1	0.66%	2.77%	0.66%	2.77%	147%
(3.41)	14.87	6.07%	303.0	0.64%	2.38%	0.64%	2.38%	111%
(0.86)	17.28	17.95%	275.0	0.53%	1.81%	0.53%	1.81%	216%
(0.81)	15.42	12.42%	239.3	0.45%	1.93%	0.45%	1.93%	142%
(0.84)	14.48	4.18%	240.5	0.44%	2.06%	0.44%	2.06%	143%

(0.29)	7.50	3.52%	513.1	0.48%	3.91%	0.48%	3.91%	41%
(0.42)	7.53	0.08%	479.6	0.49%	3.65%	0.49%	3.65%	113%
(0.24)	7.94	4.27%	437.3	0.48%	3.84%	0.48%	3.84%	136%
(0.19)	7.84	11.17%	362.7	0.49%	3.88%	0.49%	3.88%	150%
(0.26)	7.23	14.48%	229.7	0.52%	4.58%	0.52%	4.58%	155%
(0.35)	6.56	2.32%	118.4	0.55%	4.98%	0.55%	4.98%	127%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 6/30/2016 (unaudited)	$9.81	$0.17	$0.27	$0.44	$(0.17)	$—
Year Ended 12/31/2015	10.15	0.35	(0.35)	—	(0.34)	—
Year Ended 12/31/2014	10.15	0.35	—	0.35	(0.35)	—
Year Ended 12/31/2013	10.64	0.26	(0.40)	(0.14)	(0.26)	(0.09)
Year Ended 12/31/2012	10.45	0.16	0.44	0.60	(0.16)	(0.25)
Year Ended 12/31/2011	10.32	0.30	0.17	0.47	(0.30)	(0.04)

PARTNER HEALTHCARE PORTFOLIO
Period Ended 6/30/2016 (unaudited)	19.45	—	(1.58)	(1.58)	(0.75)	(0.67)
Year Ended 12/31/2015	19.70	0.78	0.20	0.98	—	(1.23)
Year Ended 12/31/2014	16.84	0.01	3.98	3.99	—	(1.13)
Year Ended 12/31/2013	13.39	(0.02)	4.10	4.08	(0.05)	(0.58)
Year Ended 12/31/2012	11.26	0.03	2.29	2.32	(0.04)	(0.15)
Year Ended 12/31/2011	12.08	0.03	(0.46)	(0.43)	—	(0.39)

PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/30/2016 (unaudited)	10.31	0.08	1.18	1.26	(0.11)	—
Year Ended 12/31/2015	12.08	0.12	(1.75)	(1.63)	(0.14)	—
Year Ended 12/31/2014	12.47	0.14	(0.41)	(0.27)	(0.12)	—
Year Ended 12/31/2013	13.61	0.12	(1.13)	(1.01)	(0.13)	—
Year Ended 12/31/2012	10.92	0.14	2.68	2.82	(0.07)	(0.06)
Year Ended 12/31/2011	12.38	0.15	(1.48)	(1.33)	(0.13)	—

REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/30/2016 (unaudited)	22.01	0.35	2.28	2.63	(0.34)	(0.09)
Year Ended 12/31/2015	22.78	0.35	0.16	0.51	(0.33)	(0.95)
Year Ended 12/31/2014	17.98	0.35	5.11	5.46	(0.30)	(0.36)
Year Ended 12/31/2013	17.85	0.29	0.11	0.40	(0.27)	—
Year Ended 12/31/2012	15.77	0.30	2.43	2.73	(0.65)	—

Year Ended 12/31/2011 (c)	14.49	0.22	1.06	1.28	—	—
SMALL CAP STOCK PORTFOLIO
Period Ended 6/30/2016 (unaudited)	15.53	0.04	0.67	0.71	(0.06)	(0.79)
Year Ended 12/31/2015	18.37	0.04	(0.38)	(0.34)	(0.08)	(2.42)
Year Ended 12/31/2014	17.77	0.08	0.75	0.83	(0.04)	(0.19)
Year Ended 12/31/2013	13.12	0.04	4.67	4.71	(0.06)	—
Year Ended 12/31/2012	11.99	0.06	1.07	1.13	—	—
Year Ended 12/31/2011	12.66	(0.01)	(0.66)	(0.67)	—	—

SMALL CAP INDEX PORTFOLIO
Period Ended 6/30/2016 (unaudited)	15.77	0.08	0.81	0.89	(0.17)	(1.21)
Year Ended 12/31/2015	17.44	0.17	(0.47)	(0.30)	(0.14)	(1.23)
Year Ended 12/31/2014	17.86	0.15	0.77	0.92	(0.13)	(1.21)
Year Ended 12/31/2013	13.42	0.14	5.17	5.31	(0.20)	(0.67)
Year Ended 12/31/2012	12.77	0.20	1.68	1.88	(0.09)	(1.14)

Year Ended 12/31/2011	13.19	0.10	(0.02)	0.08	(0.11)	(0.39)
MID CAP STOCK PORTFOLIO
Period Ended 6/30/2016 (unaudited)	16.73	0.05	0.89	0.94	(0.07)	(1.88)
Year Ended 12/31/2015	18.86	0.09	(0.06)	0.03	(0.11)	(2.05)
Year Ended 12/31/2014	17.66	0.11	1.98	2.09	(0.06)	(0.83)
Year Ended 12/31/2013	13.09	0.06	4.57	4.63	(0.06)	—
Year Ended 12/31/2012	11.48	0.06	1.58	1.64	(0.03)	—
Year Ended 12/31/2011	12.25	0.03	(0.79)	(0.76)	(0.01)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

(c)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.17)	$10.08	4.56%	$111.4	0.71%	3.51%	0.71%	3.51%	94%
(0.34)	9.81	(0.03)%	99.7	0.73%	3.44%	0.73%	3.44%	184%
(0.35)	10.15	3.48%	71.8	0.76%	3.46%	0.79%	3.42%	140%
(0.35)	10.15	(1.39)%	46.5	0.79%	2.58%	0.88%	2.49%	755%
(0.41)	10.64	5.99%	37.3	0.83%	1.54%	0.88%	1.49%	936%
(0.34)	10.45	4.53%	32.4	0.90%	2.89%	0.90%	2.89%	854%

(1.42)	16.45	(7.95)%	184.0	0.93%	0.39%	1.00%	0.32%	38%
(1.23)	19.45	4.61%	192.2	0.96%	4.90%	1.03%	4.83%	73%
(1.13)	19.70	24.23%	102.1	1.13%	0.03%	1.13%	0.03%	63%
(0.63)	16.84	31.09%	53.7	1.25%	(0.10)%	1.31%	(0.16)%	61%
(0.19)	13.39	20.68%	25.2	1.25%	0.26%	1.54%	(0.04)%	40%
(0.39)	11.26	(3.79)%	18.0	1.30%	0.24%	1.64%	(0.11)%	66%

(0.11)	11.46	12.31%	51.6	1.36%	1.67%	1.68%	1.35%	3%
(0.14)	10.31	(13.59)%	43.5	1.40%	1.09%	1.70%	0.79%	4%
(0.12)	12.08	(2.29)%	48.5	1.40%	1.07%	1.52%	0.95%	14%
(0.13)	12.47	(7.34)%	59.9	1.40%	1.07%	1.54%	0.92%	5%
(0.13)	13.61	25.98%	54.7	1.40%	1.27%	1.62%	1.05%	4%
(0.13)	10.92	(10.83)%	38.9	1.43%	1.27%	1.66%	1.04%	6%

(0.43)	24.21	12.00%	179.7	0.91%	3.36%	0.91%	3.36%	7%
(1.28)	22.01	2.75%	155.5	0.92%	1.77%	0.92%	1.77%	12%
(0.66)	22.78	30.82%	142.5	0.92%	1.67%	0.92%	1.67%	21%
(0.27)	17.98	2.18%	120.1	0.92%	1.53%	0.92%	1.53%	22%
(0.65)	17.85	17.54%	122.4	0.93%	1.62%	0.93%	1.62%	32%

—	15.77	8.83%	108.0	0.87%	1.47%	0.87%	1.47%	16%
(0.85)	15.39	4.77%	426.6	0.74%	0.56%	0.74%	0.56%	26%
(2.50)	15.53	(3.13)%	413.8	0.75%	0.47%	0.75%	0.47%	90%
(0.23)	18.37	4.76%	306.3	0.75%	0.42%	0.75%	0.42%	56%
(0.06)	17.77	35.90%	354.6	0.75%	0.25%	0.75%	0.25%	62%
—	13.12	9.42%	269.5	0.76%	0.49%	0.76%	0.49%	96%
—	11.99	(5.31)%	263.8	0.76%	(0.10)%	0.76%	(0.10)%	88%

(1.38)	15.28	5.97%	312.3	0.29%	1.28%	0.29%	1.28%	12%
(1.37)	15.77	(2.17)%	279.9	0.29%	1.13%	0.29%	1.13%	20%
(1.34)	17.44	5.36%	268.6	0.43%	0.87%	0.43%	0.87%	12%
(0.87)	17.86	40.83%	262.8	0.44%	0.84%	0.44%	0.84%	12%
(1.23)	13.42	15.95%	193.7	0.46%	1.44%	0.46%	1.44%	9%
(0.50)	12.77	0.53%	189.0	0.45%	0.63%	0.45%	0.63%	13%

(1.95)	15.72	6.04%	1,244.7	0.69%	0.58%	0.69%	0.58%	11%
(2.16)	16.73	0.08%	1,194.6	0.69%	0.53%	0.70%	0.52%	77%
(0.89)	18.86	11.93%	752.6	0.71%	0.63%	0.71%	0.63%	37%
(0.06)	17.66	35.50%	675.4	0.72%	0.38%	0.72%	0.38%	39%
(0.03)	13.09	14.29%	506.7	0.73%	0.51%	0.73%	0.51%	47%
(0.01)	11.48	(6.29)%	457.0	0.72%	0.24%	0.72%	0.24%	35%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MID CAP INDEX PORTFOLIO
Period Ended 6/30/2016 (unaudited)	$15.12	$0.07	$1.07	$1.14	$(0.14)	$(0.84)
Year Ended 12/31/2015	16.35	0.15	(0.51)	(0.36)	(0.12)	(0.75)
Year Ended 12/31/2014	15.78	0.13	1.32	1.45	(0.12)	(0.76)
Year Ended 12/31/2013	12.36	0.12	3.87	3.99	(0.13)	(0.44)
Year Ended 12/31/2012	11.79	0.14	1.74	1.88	(0.10)	(1.21)
Year Ended 12/31/2011	12.91	0.10	(0.33)	(0.23)	(0.11)	(0.78)

PARTNER WORLDWIDE ALLOCATION PORTFOLIO
Period Ended 6/30/2016 (unaudited)	9.00	0.14	(0.17)	(0.03)	(0.20)	—
Year Ended 12/31/2015	9.30	0.19	(0.25)	(0.06)	(0.24)	—
Year Ended 12/31/2014	10.02	0.22	(0.74)	(0.52)	(0.20)	—
Year Ended 12/31/2013	8.62	0.18	1.22	1.40	—	—
Year Ended 12/31/2012	7.39	0.12	1.26	1.38	(0.12)	(0.03)
Year Ended 12/31/2011	8.77	0.19	(1.26)	(1.07)	(0.17)	(0.14)

PARTNER ALL CAP PORTFOLIO
Period Ended 6/30/2016 (unaudited)	12.94	0.03	(0.23)	(0.20)	(0.04)	(0.59)
Year Ended 12/31/2015	14.18	0.04	0.33	0.37	(0.05)	(1.56)
Year Ended 12/31/2014	12.71	0.06	1.49	1.55	(0.08)	—
Year Ended 12/31/2013	9.64	0.08	3.07	3.15	(0.08)	—
Year Ended 12/31/2012	8.44	0.08	1.16	1.24	(0.04)	—
Year Ended 12/31/2011	8.93	0.06	(0.49)	(0.43)	(0.06)	—

LARGE CAP GROWTH PORTFOLIO
Period Ended 6/30/2016 (unaudited)	30.90	0.07	(2.24)	(2.17)	(0.01)	(2.45)
Year Ended 12/31/2015	28.08	0.12	2.83	2.95	(0.13)	—
Year Ended 12/31/2014	25.46	0.16	2.63	2.79	(0.17)	—
Year Ended 12/31/2013	18.81	0.15	6.64	6.79	(0.14)	—
Year Ended 12/31/2012	15.96	0.22	2.85	3.07	(0.22)	—
Year Ended 12/31/2011	16.98	0.10	(1.02)	(0.92)	(0.10)	—

PARTNER GROWTH STOCK PORTFOLIO
Period Ended 6/30/2016 (unaudited)	18.67	0.01	(1.17)	(1.16)	—	(0.82)
Year Ended 12/31/2015	18.72	(0.02)	1.93	1.91	—	(1.96)
Year Ended 12/31/2014	18.79	(0.03)	1.53	1.50	—	(1.57)
Year Ended 12/31/2013	13.54	(0.04)	5.29	5.25	—	—
Year Ended 12/31/2012	11.41	—	2.13	2.13	—	—
Year Ended 12/31/2011	11.58	(0.03)	(0.14)	(0.17)	—	—

LARGE CAP VALUE PORTFOLIO
Period Ended 6/30/2016 (unaudited)	15.52	0.12	0.32	0.44	(0.22)	(0.96)
Year Ended 12/31/2015	16.79	0.23	(0.79)	(0.56)	(0.22)	(0.49)
Year Ended 12/31/2014	15.58	0.22	1.19	1.41	(0.20)	—
Year Ended 12/31/2013	12.00	0.20	3.59	3.79	(0.21)	—
Year Ended 12/31/2012	10.39	0.21	1.59	1.80	(0.19)	—
Year Ended 12/31/2011	10.73	0.18	(0.52)	(0.34)	—	—

LARGE CAP STOCK PORTFOLIO
Period Ended 6/30/2016 (unaudited)	11.63	0.10	(0.40)	(0.30)	(0.15)	—
Year Ended 12/31/2015	12.33	0.15	0.25	0.40	(0.15)	(0.95)
Year Ended 12/31/2014	11.81	0.15	0.48	0.63	(0.11)	—
Year Ended 12/31/2013	9.22	0.11	2.60	2.71	(0.12)	—
Year Ended 12/31/2012	8.11	0.12	1.08	1.20	(0.09)	—
Year Ended 12/31/2011	8.50	0.09	(0.48)	(0.39)	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.98)	$15.28	7.80%	$218.3	0.31%	1.34%	0.31%	1.34%	14%
(0.87)	15.12	(2.52)%	180.2	0.32%	1.15%	0.32%	1.15%	19%
(0.88)	16.35	9.28%	145.1	0.47%	0.89%	0.47%	0.89%	13%
(0.57)	15.78	32.92%	123.0	0.50%	0.95%	0.50%	0.95%	12%
(1.31)	12.36	17.38%	85.1	0.53%	1.11%	0.53%	1.11%	8%
(0.89)	11.79	(2.23)%	78.1	0.53%	0.72%	0.53%	0.72%	16%

(0.20)	8.77	(0.33)%	1,597.6	0.93%	3.30%	0.93%	3.30%	63%
(0.24)	9.00	(0.78)%	1,605.6	0.92%	2.06%	0.92%	2.06%	76%
(0.20)	9.30	(5.35)%	1,607.3	0.91%	2.24%	0.91%	2.24%	78%
—	10.02	16.31%	1,706.0	0.91%	1.97%	0.91%	1.97%	80%
(0.15)	8.62	18.67%	1,520.3	0.95%	2.10%	0.95%	2.10%	93%
(0.31)	7.39	(12.13)%	495.6	0.99%	2.25%	0.99%	2.25%	64%

(0.63)	12.11	(1.44)%	88.1	0.88%	0.52%	1.15%	0.26%	30%
(1.61)	12.94	2.26%	86.2	0.92%	0.36%	1.16%	0.12%	72%
(0.08)	14.18	12.26%	69.5	0.95%	0.48%	1.18%	0.25%	105%
(0.08)	12.71	32.85%	63.8	0.98%	0.69%	1.23%	0.45%	133%
(0.04)	9.64	14.74%	51.5	1.04%	0.81%	1.24%	0.61%	116%
(0.06)	8.44	(4.83)%	51.4	1.03%	0.56%	1.23%	0.36%	124%

(2.46)	26.27	(6.88)%	1,000.0	0.44%	0.54%	0.44%	0.54%	34%
(0.13)	30.90	10.48%	1,109.7	0.44%	0.41%	0.44%	0.41%	68%
(0.17)	28.08	10.99%	1,004.5	0.44%	0.54%	0.44%	0.54%	43%
(0.14)	25.46	36.14%	1,062.0	0.44%	0.66%	0.44%	0.66%	62%
(0.22)	18.81	19.18%	859.9	0.45%	1.16%	0.45%	1.16%	87%
(0.10)	15.96	(5.42)%	805.3	0.44%	0.55%	0.44%	0.55%	216%

(0.82)	16.69	(6.12)%	112.9	0.83%	0.14%	0.97%	0.01%	19%
(1.96)	18.67	10.65%	110.1	0.86%	(0.14)%	1.00%	(0.28)%	35%
(1.57)	18.72	8.51%	81.7	0.91%	(0.18)%	1.01%	(0.28)%	38%
—	18.79	38.84%	76.2	0.94%	(0.24)%	1.04%	(0.34)%	34%
—	13.54	18.66%	58.0	0.96%	0.02%	1.06%	(0.08)%	32%
—	11.41	(1.49)%	51.1	0.96%	(0.20)%	1.06%	(0.30)%	26%

(1.18)	14.78	3.09%	1,181.6	0.64%	1.76%	0.64%	1.76%	10%
(0.71)	15.52	(3.53)%	1,147.0	0.64%	1.44%	0.64%	1.44%	34%
(0.20)	16.79	9.03%	1,205.0	0.64%	1.34%	0.64%	1.34%	20%
(0.21)	15.58	31.82%	1,119.2	0.64%	1.42%	0.64%	1.42%	32%
(0.19)	12.00	17.57%	852.6	0.64%	1.84%	0.64%	1.84%	90%
—	10.39	(3.08)%	752.1	0.64%	1.70%	0.64%	1.70%	73%

(0.15)	11.18	(2.58)%	846.8	0.67%	1.71%	0.67%	1.71%	25%
(1.10)	11.63	3.11%	878.9	0.67%	1.26%	0.67%	1.26%	57%
(0.11)	12.33	5.29%	834.5	0.67%	1.21%	0.67%	1.21%	64%
(0.12)	11.81	29.60%	811.9	0.67%	1.02%	0.67%	1.02%	73%
(0.09)	9.22	14.90%	622.5	0.69%	1.35%	0.69%	1.35%	121%
—	8.11	(4.58)%	565.8	0.69%	1.00%	0.69%	1.00%	139%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP INDEX PORTFOLIO
Period Ended 6/30/2016 (unaudited)	$28.54	$0.22	$0.82	$1.04	$(0.56)	$(0.19)
Year Ended 12/31/2015	28.75	0.57	(0.25)	0.32	(0.39)	(0.14)
Year Ended 12/31/2014	25.80	0.44	2.96	3.40	(0.39)	(0.06)
Year Ended 12/31/2013	20.11	0.40	5.91	6.31	(0.39)	(0.23)
Year Ended 12/31/2012	17.71	0.40	2.33	2.73	(0.33)	—
Year Ended 12/31/2011	17.71	0.34	(0.04)	0.30	(0.30)	—

HIGH YIELD PORTFOLIO
Period Ended 6/30/2016 (unaudited)	4.48	0.13	0.16	0.29	(0.13)	—
Year Ended 12/31/2015	4.87	0.28	(0.39)	(0.11)	(0.28)	—
Year Ended 12/31/2014	5.07	0.30	(0.20)	0.10	(0.30)	—
Year Ended 12/31/2013	5.05	0.32	0.02	0.34	(0.32)	—
Year Ended 12/31/2012	4.66	0.35	0.39	0.74	(0.35)	—
Year Ended 12/31/2011	4.81	0.37	(0.15)	0.22	(0.37)	—

INCOME PORTFOLIO
Period Ended 6/30/2016 (unaudited)	9.83	0.18	0.49	0.67	(0.17)	(0.01)
Year Ended 12/31/2015	10.50	0.38	(0.44)	(0.06)	(0.38)	(0.23)
Year Ended 12/31/2014	10.34	0.40	0.29	0.69	(0.40)	(0.13)
Year Ended 12/31/2013	10.77	0.40	(0.41)	(0.01)	(0.40)	(0.02)
Year Ended 12/31/2012	10.09	0.40	0.68	1.08	(0.40)	—
Year Ended 12/31/2011	9.96	0.46	0.12	0.58	(0.45)	—

BOND INDEX PORTFOLIO
Period Ended 6/30/2016 (unaudited)	10.89	0.10	0.44	0.54	(0.10)	(0.02)
Year Ended 12/31/2015	11.00	0.20	(0.11)	0.09	(0.20)	—
Year Ended 12/31/2014	10.56	0.24	0.44	0.68	(0.24)	—
Year Ended 12/31/2013	11.39	0.21	(0.48)	(0.27)	(0.21)	(0.35)
Year Ended 12/31/2012	11.21	0.23	0.32	0.55	(0.23)	(0.14)
Year Ended 12/31/2011	10.73	0.31	0.55	0.86	(0.31)	(0.07)

LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/30/2016 (unaudited)	9.72	0.10	0.10	0.20	(0.10)	—
Year Ended 12/31/2015	9.81	0.17	(0.10)	0.07	(0.16)	—
Year Ended 12/31/2014	9.82	0.17	(0.01)	0.16	(0.17)	—
Year Ended 12/31/2013	9.92	0.15	(0.10)	0.05	(0.15)	—
Year Ended 12/31/2012	9.67	0.17	0.24	0.41	(0.16)	—
Year Ended 12/31/2011	9.80	0.23	(0.14)	0.09	(0.22)	—

MONEY MARKET PORTFOLIO
Period Ended 6/30/2016 (unaudited)	1.00	—	—	—	—	—
Year Ended 12/31/2015	1.00	—	—	—	—	—
Year Ended 12/31/2014	1.00	—	—	—	—	—
Year Ended 12/31/2013	1.00	—	—	—	—	—
Year Ended 12/31/2012	1.00	—	—	—	—	—
Year Ended 12/31/2011	1.00	—	—	—	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.75)	$28.83	3.73%	$577.8	0.26%	1.99%	0.26%	1.99%	2%
(0.53)	28.54	1.12%	521.2	0.26%	2.26%	0.26%	2.26%	3%
(0.45)	28.75	13.25%	450.4	0.39%	1.65%	0.39%	1.65%	3%
(0.62)	25.80	31.81%	392.6	0.40%	1.71%	0.40%	1.71%	4%
(0.33)	20.11	15.54%	304.0	0.42%	1.89%	0.42%	1.89%	4%
(0.30)	17.71	1.71%	291.3	0.42%	1.67%	0.42%	1.67%	4%

(0.13)	4.64	6.62%	746.5	0.45%	5.68%	0.45%	5.68%	20%
(0.28)	4.48	(2.69)%	712.1	0.45%	5.73%	0.45%	5.73%	38%
(0.30)	4.87	1.96%	855.8	0.44%	5.86%	0.44%	5.86%	42%
(0.32)	5.07	6.91%	921.9	0.44%	6.31%	0.44%	6.31%	53%
(0.35)	5.05	16.28%	904.9	0.44%	7.11%	0.44%	7.11%	57%
(0.37)	4.66	4.71%	778.5	0.45%	7.81%	0.45%	7.81%	58%

(0.18)	10.32	6.92%	1,424.2	0.44%	3.58%	0.44%	3.58%	57%
(0.61)	9.83	(0.68)%	1,336.0	0.44%	3.69%	0.44%	3.69%	92%
(0.53)	10.50	6.68%	1 392.3	0.44%	3.77%	0.44%	3.77%	87%
(0.42)	10.34	(0.07)%	1,417.6	0.44%	3.78%	0.44%	3.78%	115%
(0.40)	10.77	10.98%	1,575.9	0.44%	3.84%	0.44%	3.84%	132%
(0.45)	10.09	5.96%	1,463.1	0.44%	4.53%	0.44%	4.53%	142%

(0.12)	11.31	4.94%	183.7	0.46%	1.79%	0.46%	1.79%	170%
(0.20)	10.89	0.80%	157.3	0.47%	1.78%	0.47%	1.78%	372%
(0.24)	11.00	6.52%	150.0	0.47%	2.22%	0.47%	2.22%	407%
(0.56)	10.56	(2.47)%	152.0	0.46%	1.94%	0.46%	1.94%	384%
(0.37)	11.39	4.94%	185.5	0.46%	2.00%	0.46%	2.00%	401%
(0.38)	11.21	8.23%	164.5	0.46%	2.83%	0.46%	2.83%	415%

(0.10)	9.82	2.00%	848.9	0.45%	2.10%	0.45%	2.10%	27%
(0.16)	9.72	0.73%	823.9	0.44%	1.67%	0.44%	1.67%	73%
(0.17)	9.81	1.68%	1,018.3	0.44%	1.75%	0.44%	1.75%	102%
(0.15)	9.82	0.45%	1,082.5	0.44%	1.56%	0.44%	1.56%	114%
(0.16)	9.92	4.32%	1,200.0	0.43%	1.72%	0.44%	1.71%	107%
(0.22)	9.67	0.90%	1,497.8	0.43%	2.31%	0.44%	2.30%	91%

—	1.00	0.00%	163.9	0.43%	0.00%	0.48%	(0.05)%	N/A
—	1.00	0.00%	146.9	0.21%	0.00%	0.55%	(0.33)%	N/A
—	1.00	0.00%	126.4	0.18%	0.00%	0.53%	(0.35)%	N/A
—	1.00	0.00%	146.6	0.22%	0.00%	0.52%	(0.30)%	N/A
—	1.00	0.00%	148.3	0.29%	0.00%	0.51%	(0.23)%	N/A
—	1.00	0.00%	170.5	0.30%	0.00%	0.51%	(0.21)%	N/A

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

Proxy Voting

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at Thrivent.com or sec.gov.

Quarterly Schedule of Portfolio Holdings

The Fund files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Fund’s Forms N-Q by calling 1-800-847-4836. The Fund’s most recent Form N-Q Schedule of Investments also is available at Thrivent.com or sec.gov. You also may review and copy the Forms N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 1-800-847-4836. It is also available at Thrivent.com or sec.gov where it is part of form N-CSRS.

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23572SAR R8-16

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a)	The summary schedule of investments for these portfolios; Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Growth and Income Plus Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Opportunity Income Plus Portfolio, Small Cap Index Portfolio, Mid Cap Index Portfolio, Partner Worldwide Allocation Portfolio, Large Cap Stock Portfolio, Large Cap Index Portfolio, High Yield Portfolio, Income Portfolio and Limited Maturity Bond Portfolio, are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for said portfolios are filed under this Item.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Consumer Discretionary (8.9%)
16,875	Aaron’s, Inc.	$369,394
1,000	Aisan Industry Company, Ltd.	6,470
17,946	Amazon.com, Inc.[a]	12,842,517
2,111	American Public Education, Inc.[a]	59,319
1,800	APN Outdoor Group Pty, Ltd.	9,327
5,320	Ascena Retail Group, Inc.[a]	37,187
1,360	Ascent Capital Group, Inc.[a]	20,930
7,690	AutoZone, Inc.[a]	6,104,630
200	Bayerische Motoren Werke AG	12,749
2,730	Beazer Homes USA, Inc.[a]	21,158
10,000	Bed Bath & Beyond, Inc.	432,200
2,100	Berkeley Group Holdings plc	70,913
2,000	Best Buy Company, Inc.	61,200
1,100	Betsson AB	9,200
1,430	Big 5 Sporting Goods Corporation	13,256
460	BJ’s Restaurants, Inc.[a]	20,162
6,400	Bloomin’ Brands, Inc.	114,368
3,220	BorgWarner, Inc.	95,054
3,220	Boyd Gaming Corporation[a]	59,248
300	Brembo SPA	16,526
800	Bridgestone Corporation	25,710
31,737	Brunswick Corporation	1,438,321
260	Buffalo Wild Wings, Inc.[a]	36,127
900	Bunzl plc	27,692
18,756	Burlington Stores, Inc.[a]	1,251,213
8,960	Caleres, Inc.	216,922
5,940	Callaway Golf Company	60,647
2,000	Calsonic Kansei Corporation	15,199
10,830	Carter’s, Inc.	1,153,070
8,496	Cedar Fair, LP	491,239
8,840	Cheesecake Factory, Inc.	425,558
590	Children’s Place, Inc.	47,306
1,240	Chuy’s Holdings, Inc.[a]	42,916
24,080	Cinemark Holdings, Inc.	877,957
2,000	Cineworld Group plc	14,590
1,340	ClubCorp Holdings, Inc.	17,420
83,238	Comcast Corporation	5,426,285
600	Compass Group plc	11,415
33,752	Core-Mark Holding Company, Inc.	1,581,619
3,292	CSS Industries, Inc.	88,259
4,223	Culp, Inc.	116,681
200	Daimler AG	11,968
15,970	Dana Holding Corporation	168,643
6,600	Debenhams plc	4,877
12,219	Delphi Automotive plc	764,909
3,000	Denso Corporation	105,556
2,740	DeVry Education Group, Inc.	48,882
11,575	Discovery Communications, Inc., Class Aa	292,037
13,300	Dish DBS Corporation[a]	696,920
6,890	Dollar General Corporation	647,660
17,121	Dollar Tree, Inc.[a]	1,613,483
5,330	Domino’s Pizza, Inc.	700,255
32,110	Duluth Holdings, Inc.[a]	785,411
800	EchoStar Corporation[a]	31,760
3,900	EDION Corporation	32,168
2,700	Eutelsat Communications	50,963
5,938	Expedia, Inc.	631,209
5,835	Finish Line, Inc.	117,809
12,600	Ford Motor Company	158,382
2,600	Fuji Heavy Industries, Ltd.	89,371
3,870	General Motors Company	109,521
9,030	Gentex Corporation	139,513
29,106	G-III Apparel Group, Ltd.[a]	1,330,726
4,000	Gunze, Ltd.	11,174
1,400	Hakuhodo Dy Holdings, Inc.	16,780
6,650	Harley-Davidson, Inc.	301,245
10,866	Harman International Industries, Inc.	780,396
4,492	Haverty Furniture Companies, Inc.	80,991
200	Hennes & Mauritz AB	5,884
47,740	Home Depot, Inc.	6,095,921
4,100	Honda Motor Company, Ltd.	102,850
20,140	Houghton Mifflin Harcourt Company[a]	314,788
2,500	Howden Joinery Group plc	12,840
3,800	Inchcape plc	31,952
300	InterContinental Hotels Group plc	11,064
5,800	Interpublic Group of Companies, Inc.	133,980
600	Intertek Group plc	27,956
6,110	Jack in the Box, Inc.	524,971
400	JB Hi-Fi, Ltd.	7,249
1,420	John Wiley and Sons, Inc.	74,096
26,527	Kate Spade & Company[a]	546,721
100	Koito Manufacturing Co., Ltd.	4,604
5,726	L Brands, Inc.	384,386
41,320	Las Vegas Sands Corporation	1,797,007
7,245	La-Z-Boy, Inc.	201,556
4,230	Lear Corporation	430,445
18,260	Liberty Interactive Corporation[a]	463,256
229	Linamar Corporation	8,157
11,662	Lithia Motors, Inc.	828,818
18,910	LKQ Corporation[a]	599,447
6,560	Lowe’s Companies, Inc.	519,355
200	LVMH Moet Hennessy Louis Vuitton SE	30,147
1,000	Marks and Spencer Group plc	4,283
11,420	Masonite International Corporation[a]	755,319
17,395	MDC Partners, Inc.	318,155
3,970	Meredith Corporation	206,083
950	Murphy USA, Inc.[a]	70,452
2,545	New Media Investment Group, Inc.	45,988
2,650	New York Times Company	32,065
33,370	Newell Brands, Inc.	1,620,781
5,950	News Corporation	67,533
45,160	NIKE, Inc.	2,492,832
1,800	NOK Corporation	30,610
400	Nokian Renkaat Oyj	14,337
30,954	Nord Anglia Education, Inc.[a]	654,368
80,940	Nutrisystem, Inc.	2,052,638
3,494	O’Reilly Automotive, Inc.[a]	947,223
23,840	Oxford Industries, Inc.	1,349,821
2,000	PanaHome Corporation	15,832
22,210	Papa John’s International, Inc.	1,510,280
54,730	Papa Murphy’s Holdings, Inc.[a]	363,134
19,400	Penn National Gaming, Inc.[a]	270,630
4,100	Persimmon plc	79,506
1,690	PetMed Express, Inc.	31,704
300	ProSiebenSat.1 Media AGa	13,123
11,709	PVH Corporation	1,103,339
3,649	Ralph Lauren Corporation	327,023
3,030	Rent-A-Center, Inc.	37,208
6,927	Restoration Hardware Holdings, Inc.[a]	198,666
1,930	Retailmenot, Inc.[a]	14,880
100	Rightmove plc	4,884
27,186	Ross Stores, Inc.	1,541,174
3,350	Ruth’s Hospitality Group, Inc.	53,433
800	Saizeriya Company, Ltd.	14,295
3,880	Sally Beauty Holdings, Inc.[a]	114,111
7,400	Scripps Networks Interactive, Inc.	460,798
900	Sekisui House, Ltd.	15,761
5,070	Select Comfort Corporation[a]	108,397
9,890	Service Corporation International	267,426
1,000	SHOWA Corporation	5,614

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Consumer Discretionary (8.9%) - continued
1,930	Shutterfly, Inc.[a]	$89,957
4,810	Signet Jewelers, Ltd.	396,392
9,630	Skechers USA, Inc.[a]	286,204
500	Sky plc	5,682
340	Snap-On, Inc.	53,659
1,400	Sports Direct International plc[a]	5,994
3,052	Sportsman’s Warehouse Holdings, Inc.[a]	24,599
600	Stanley Electric Company, Ltd.	12,814
4,380	Staples, Inc.	37,756
2,700	Star Entertainment Group, Ltd.	11,002
89,500	Starbucks Corporation	5,112,240
5,644	Stein Mart, Inc.	43,572
2,700	Sumitomo Forestry Company, Ltd.	36,645
1,700	Sumitomo Rubber Industries, Ltd.	22,759
100	Swatch Group AG	5,727
1,270	Tailored Brands, Inc.	16,078
400	Tamron Company, Ltd.	5,365
3,100	Tatts Group, Ltd.	8,921
6,200	Taylor Wimpey plc	10,999
8,360	Tempur-Pedic International, Inc.[a]	462,475
7,703	Tenneco, Inc.[a]	359,037
21,000	Time, Inc.	345,660
32,936	Toll Brothers, Inc.[a]	886,308
13,654	Tower International, Inc.	280,999
41,596	Tuesday Morning Corporation[a]	292,004
560	Tupperware Brands Corporation	31,517
2,099	Ulta Salon Cosmetics & Fragrance, Inc.[a]	511,400
4,790	Under Armour, Inc., Class Aa	192,223
4,823	Under Armour, Inc., Class Ca	175,557
500	USS Company, Ltd.	8,263
7,035	Vail Resorts, Inc.	972,448
100	Valora Holding AG	27,800
7,620	Vera Bradley, Inc.[a]	107,975
7,039	VF Corporation	432,828
2,060	Visteon Corporation	135,569
3,810	Vitamin Shoppe, Inc.[a]	116,472
2,000	Wacoal Holdings Corporation	19,737
2,400	WH Smith plc	50,421
300	Whitbread plc	14,037
22,900	Wingstop, Inc.[a]	624,025
2,400	Wolters Kluwer NV	97,179
1,570	Wolverine World Wide, Inc.	31,902
1,900	WPP plc	39,599
5,370	Wyndham Worldwide Corporation	382,505
1,500	Yokohama Rubber Company, Ltd.	18,813
7,780	Yum! Brands, Inc.	645,118
19,760	Zoe’s Kitchen, Inc.[a]	716,695

	Total	88,000,650

Consumer Staples (2.3%)
200	AarhusKarlshamn AB	14,277
1,820	Aramark	60,824
12,590	Avon Products, Inc.	47,590
1,700	Axfood AB	32,652
5,900	Blue Buffalo Pet Products, Inc.[a]	137,706
542	British American Tobacco plc	35,138
3,790	Brown-Forman Corporation	378,090
9,800	Campbell Soup Company	651,994
10,422	Casey’s General Stores, Inc.	1,370,597
38,240	Coca-Cola Company	1,733,419
2,700	Coca-Cola HBC AG	54,633
49,610	CVS Health Corporation	4,749,661
10,500	Estee Lauder Companies, Inc.	955,710
38,920	Flowers Foods, Inc.	729,750
3,400	General Mills, Inc.	242,488
85	George Weston, Ltd.	7,356
18,236	Hain Celestial Group, Inc.[a]	907,241
500	Henkel AG & Company KGaA	54,084
5,920	Hershey Company	671,861
4,130	Imperial Brands plc	223,983
5,950	Ingredion, Inc.	769,990
600	Jeronimo Martins SGPS SA	9,463
440	Kellogg Company	35,926
300	Kesko Oyj	12,740
1,150	Kimberly-Clark Corporation	158,102
7,800	Koninklijke Ahold NV	172,245
200	KOSE Corporation	16,948
3,960	Kroger Company	145,688
1,670	Lancaster Colony Corporation	213,109
1,300	McCormick & Company, Inc.	138,671
5,300	Molson Coors Brewing Company	535,989
10,639	Monster Beverage Corporation[a]	1,709,794
800	Nestle SA	61,983
1,000	Nippon Meat Packers, Inc.	24,494
4,390	PepsiCo, Inc.	465,077
2,291	Philip Morris International, Inc.	233,041
19,790	Pinnacle Foods, Inc.	916,079
173	Premium Brands Holdings Corporation	7,285
7,402	SpartanNash Company	226,353
700	Suedzucker AG	15,418
300	Sugi Holdings Company, Ltd.	16,727
2,000	Swedish Match AB	69,796
2,700	Tyson Foods, Inc.	180,333
13,766	United Natural Foods, Inc.[a]	644,249
1,450	Universal Corporation	83,723
1,260	Walgreens Boots Alliance, Inc.	104,920
61,490	WhiteWave Foods Company[a]	2,886,341
1,325	Woolworths, Ltd.	20,840

	Total	22,934,378

Energy (7.2%)
17,189	Archrock, Inc.	161,920
7,516	Atwood Oceanics, Inc.	94,100
81,023	Baker Hughes, Inc.	3,656,568
48,919	BP plc	286,350
4,207	Bristow Group, Inc.	48,002
1,810	California Resources Corporation	22,082
88,908	Callon Petroleum Company[a]	998,437
500	Caltex Australia, Ltd.	12,055
90,950	Canadian Natural Resources, Ltd.	2,803,989
60,330	Chevron Corporation	6,324,394
11,960	Cimarex Energy Company	1,427,067
1,557	Clayton Williams Energy, Inc.[a]	42,755
14,360	Clean Energy Fuels Corporation[a]	49,829
294,556	Cobalt International Energy, Inc.[a]	394,705
25,597	Concho Resources, Inc.[a]	3,052,954
35,715	Continental Resources, Inc.[a]	1,616,818
7,030	Delek US Holdings, Inc.	92,866
7,540	Devon Energy Corporation	273,325
5,190	Diamond Offshore Drilling, Inc.	126,273
12,876	Diamondback Energy, Inc.[a]	1,174,420
26,950	Ensco plc	261,685
64,102	EOG Resources, Inc.	5,347,389
8,880	EP Energy Corporation[a]	45,998
67,881	EQT Corporation	5,256,026
27,960	Exxon Mobil Corporation	2,620,970
8,950	FMC Technologies, Inc.[a]	238,697
4,690	Green Plains, Inc.	92,487
4,080	Gulfport Energy Corporation[a]	127,541

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Energy (7.2%) - continued
28,870	Halliburton Company	$1,307,522
8,300	Helmerich & Payne, Inc.	557,179
8,629	HollyFrontier Corporation	205,111
6,990	Hornbeck Offshore Services, Inc.[a]	58,297
3,440	Kinder Morgan, Inc.	64,397
188,978	Marathon Oil Corporation	2,836,560
105,320	Marathon Petroleum Corporation	3,997,947
1,510	Matador Resources Company[a]	29,898
35,600	Nabors Industries, Ltd.	357,780
3,810	National Oilwell Varco, Inc.	128,207
1,635	Noble Energy, Inc.	58,647
12,411	Oasis Petroleum, Inc.[a]	115,919
4,420	Oceaneering International, Inc.	131,981
5,650	Oil States International, Inc.[a]	185,772
2,222	OMV AG	62,462
69,250	Parsley Energy, Inc.[a]	1,873,905
67,985	Patterson-UTI Energy, Inc.	1,449,440
12,254	Pioneer Energy Services Corporation[a]	56,368
1,819	PrairieSky Royalty, Ltd.	34,523
1,830	QEP Resources, Inc.	32,263
71,780	Rowan Companies plc	1,267,635
1,740	Royal Dutch Shell plc	47,729
50,335	Royal Dutch Shell plc ADR	2,779,499
19	Royal Dutch Shell plc, Class A	522
1,000	Royal Dutch Shell plc, Class B	27,629
33,575	RPC, Inc.[a]	521,420
4,300	RSP Permian, Inc.[a]	150,027
65,908	Schlumberger, Ltd.	5,212,005
2,890	SemGroup Corporation	94,098
870	SM Energy Company	23,490
1,332	Statoil ASA	23,010
146,780	Suncor Energy, Inc. ADR	4,070,209
3,240	Superior Energy Services, Inc.	59,648
480	Targa Resources Corporation	20,227
4,190	Teekay Corporation	29,875
16,430	Teekay Tankers, Ltd.	48,961
5,667	Tesco Corporation	37,912
630	Tesoro Corporation	47,200
14,000	TETRA Technologies, Inc.[a]	89,180
1,867	Total SA	89,534
23,166	U.S. Silica Holdings, Inc.	798,532
316,140	Weatherford International plc[a]	1,754,577
3,221	Western Refining, Inc.	66,449
1,425	World Fuel Services Corporation	67,673
368,835	WPX Energy, Inc.[a]	3,433,854

	Total	70,954,775

Financials (6.2%)
960	Acadia Realty Trust	34,099
10,535	Affiliated Managers Group, Inc.[a]	1,483,012
1,900	Allianz SE	271,050
11,340	Allied World Assurance Company Holdings AG	398,488
9,590	American Assets Trust, Inc.	407,000
6,490	American Campus Communities, Inc.	343,126
6,415	American Financial Group, Inc.	474,261
2,450	American International Group, Inc.	129,580
28,261	Ameris Bancorp	839,352
2,990	AMERISAFE, Inc.	183,048
1,500	Anima Holding SPA[b]	7,072
17,950	Anworth Mortgage Asset Corporation	84,365
10,621	Argo Group International Holdings, Ltd.	551,230
2,940	Ashford Hospitality Prime, Inc.	41,572
8,345	Aspen Insurance Holdings, Ltd.	387,041
1,670	Associated Banc-Corp	28,640
49,120	Assured Guaranty, Ltd.	1,246,174
3,300	Australia & New Zealand Banking Group, Ltd.	60,126
7,200	Banco Santander SA	27,941
8,660	BancorpSouth, Inc.	196,495
4,500	Bank Hapoalim, Ltd.	22,671
102,820	Bank of America Corporation	1,364,421
7,000	Bank of East Asia, Ltd.	27,070
994	Bank of Montreal	63,051
10,150	Bank of New York Mellon Corporation	394,327
3,256	Bank of Nova Scotia	159,555
2,481	Bank of Queensland, Ltd.	19,794
24,132	Bank of the Ozarks, Inc.	905,433
2,110	BankFinancial Corporation	25,299
26,000	BB&T Corporation	925,860
28,271	BBCN Bancorp, Inc.	421,803
5,700	BinckBank NV	28,336
6,150	Blackstone Group, LP	150,921
15,600	Boston Private Financial Holdings, Inc.	183,768
4,677	Brixmor Property Group, Inc.	123,753
8,630	Brookline Bancorp, Inc.	95,189
9,390	Brown & Brown, Inc.	351,843
5,250	Camden Property Trust	464,205
100	Canadian Imperial Bank of Commerce	7,511
1,042	Canadian Western Bank	19,881
1,850	Capital One Financial Corporation	117,493
7,700	CapitaMall Trust	12,243
7,340	Cathay General Bancorp	206,988
44,750	CBL & Associates Properties, Inc.	416,622
7,900	CBRE Group, Inc.[a]	209,192
18,023	Cedar Realty Trust, Inc.	133,911
8,170	Central Pacific Financial Corporation	192,812
5,130	Charles Schwab Corporation	129,840
2,410	Chatham Lodging Trust	52,972
2,000	Chiba Bank, Ltd.	9,452
1,380	Chubb, Ltd.	180,380
11,130	Citigroup, Inc.	471,801
3,220	Clifton Bancorp, Inc.	48,525
1,760	CNO Financial Group, Inc.	30,730
2,400	CNP Assurances	35,409
37,516	CoBiz Financial, Inc.	438,937
4,371	Columbia Banking System, Inc.	122,650
7,460	Comerica, Inc.	306,830
850	Commerce Bancshares, Inc.	40,715
20,010	Corporate Office Properties Trust	591,696
100	Daito Trust Construction Company, Ltd.	16,236
400	Danske Bank AS	10,528
7,710	DCT Industrial Trust, Inc.	370,388
1,000	Derwent London plc	34,888
10,900	DEXUS Property Group	73,964
5,750	Digital Realty Trust, Inc.	626,692
7,351	Direct Line Insurance Group plc	33,985
2,440	Douglas Emmett, Inc.	86,669
30,850	Duke Realty Corporation	822,461
480	DuPont Fabros Technology, Inc.	22,819
41,680	E*TRADE Financial Corporation[a]	979,063
17,548	East West Bancorp, Inc.	599,791
1,390	Eaton Vance Corporation	49,123
3,980	Empire State Realty Trust, Inc.	75,580
4,967	Employers Holdings, Inc.	144,142
3,850	Endurance Specialty Holdings, Ltd.	258,566
2,810	Enova International, Inc.[a]	20,682
6,320	Equity One, Inc.	203,378

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Financials (6.2%) - continued
2,500	Erste Group Bank AG	$56,920
27,499	Essent Group, Ltd.[a]	599,753
17,425	EverBank Financial Corporation	258,936
14,683	Evercore Partners, Inc.	648,842
800	EXOR SPA	29,533
4,500	F.N.B. Corporation	56,430
45,220	Fifth Third Bancorp	795,420
13,010	First Commonwealth Financial Corporation	119,692
3,090	First Financial Bancorp	60,100
1,070	First Financial Corporation	39,183
1,070	First Merchants Corporation	26,675
16,730	First Midwest Bancorp, Inc.	293,779
1,640	First NBC Bank Holding Company[a]	27,536
6,938	First Potomac Realty Trust	63,830
30,518	First Republic Bank	2,135,955
10,500	FlexiGroup, Ltd.	13,771
4,690	Franklin Street Properties Corporation	57,546
6,900	Frasers Centrepoint Trust	10,924
16,000	Fukuoka Financial Group, Inc.	52,756
10,060	Genworth Financial, Inc.[a]	25,955
579	Genworth MI Canada, Inc.	14,852
579	Getty Realty Corporation	12,420
5,541	Glacier Bancorp, Inc.	147,280
5,300	Goldman Sachs Group, Inc.	787,474
1,900	Great Portland Estates plc	15,904
16,280	Great Western Bancorp, Inc.	513,471
9,345	Green Bancorp, Inc.[a]	81,488
4,250	Greenhill & Company, Inc.	68,425
3,566	H&R Real Estate Investment Trust	62,131
900	Hamborner REIT AG	9,717
16,720	Hancock Holding Company	436,559
2,000	Hang Seng Bank, Ltd.	34,306
57,062	Hanmi Financial Corporation	1,340,386
900	Hannover Rueckversicherung SE	94,300
4,250	Hanover Insurance Group, Inc.	359,635
3,360	Hartford Financial Services Group, Inc.	149,117
670	Healthcare Trust of America, Inc.	21,668
12,800	Henderson Group plc	36,390
1,100	Henderson Land Development Company, Ltd.	6,214
860	Hersha Hospitality Trust	14,749
2,960	HFF, Inc.	85,485
3,300	Highwoods Properties, Inc.	174,240
300	Hitachi Capital Corporation	5,954
10,184	Home BancShares, Inc.	201,541
1,160	Hometrust Bancshares, Inc.[a]	21,460
16,580	Horace Mann Educators Corporation	560,238
2,590	Hospitality Properties Trust	74,592
42,418	Host Hotels & Resorts, Inc.	687,596
15,454	Houlihan Lokey, Inc.	345,706
4,170	Hudson Pacific Properties, Inc.	121,681
2,100	Hufvudstaden AB	32,960
100,400	Huntington Bancshares, Inc.	897,576
13,000	Hysan Development Company, Ltd.	57,974
1,898	Infinity Property & Casualty Corporation	153,093
3,540	InfraREIT, Inc.	62,092
520	Intact Financial Corporation	37,146
5,729	International Exchange, Inc.	1,466,395
6,830	Invesco, Ltd.	174,438
10,100	Investec plc	62,780
28,140	Investors Bancorp, Inc.	311,791
6,743	J.P. Morgan Chase & Company	419,010
47,263	Janus Capital Group, Inc.	657,901
510	Jones Lang LaSalle, Inc.	49,699
100	Jyske Bank AS	3,796
112,150	KeyCorp	1,239,257
14,390	LaSalle Hotel Properties	339,316
25,750	Liberty Property Trust	1,022,790
2,684	Lincoln National Corporation	104,059
2,500	Link REIT	17,096
2,110	LPL Financial Holdings, Inc.	47,538
6,780	M&T Bank Corporation	801,599
1,600	Macquarie Group, Ltd.	83,287
360	Mercury General Corporation	19,138
5,980	MetLife, Inc.	238,183
2,560	Mid-America Apartment Communities, Inc.	272,384
7,900	Mitsui & Company, Ltd.	94,304
32,800	Mizuho Financial Group, Inc.	47,201
12,950	Morgan Stanley	336,441
600	MS and AD Insurance Group Holdings, Inc.	15,546
8,570	MSCI, Inc.	660,918
1,600	National Australia Bank, Ltd.	30,719
1,952	National Bank of Canada	66,766
1,550	National General Holdings Corporation	33,201
990	National Storage Affiliates Trust	20,612
640	Navigators Group, Inc.	58,861
47,596	New World Development Company, Ltd.	48,470
2,790	NMI Holdings, Inc.[a]	15,289
560	Northern Trust Corporation	37,106
5,420	NorthStar Realty Europe Corporation	50,135
2,700	Old Mutual plc	7,294
32,519	PacWest Bancorp	1,293,606
1,180	Paramount Group, Inc.	18,809
14,960	Parkway Properties, Inc.	250,281
16,893	Pebblebrook Hotel Trust	443,441
12,850	Physicians Realty Trust	269,979
460	Piper Jaffray Companies[a]	17,342
2,360	Popular, Inc.	69,148
9,032	Post Properties, Inc.	551,404
867	Potlatch Corporation	29,565
586	Power Corporation of Canada	12,473
15,840	Primerica, Inc.	906,682
570	PrivateBancorp, Inc.	25,097
8,420	Provident Financial Services, Inc.	165,369
2,100	Ramco-Gershenson Properties Trust	41,181
20,858	Raymond James Financial, Inc.	1,028,299
3,040	RE/MAX Holdings, Inc.	122,390
1,485	Realogy Holdings Corporation[a]	43,095
12,271	Renasant Corporation	396,721
10,060	Retail Properties of America, Inc.	170,014
393	Safety Insurance Group, Inc.	24,201
200	Sampo Oyj	8,179
4,661	Sandy Spring Bancorp, Inc.	135,449
1,330	Schroders plc	42,029
2,460	Selective Insurance Group, Inc.	93,997
2,310	Senior Housing Property Trust	48,117
3,750	Silver Bay Realty Trust Corporation REIT	63,862
207,180	SLM Corporation[a]	1,280,372
5,600	Sovran Self Storage, Inc.	587,552
40,168	Stifel Financial Corporation[a]	1,263,284
31,500	Stockland	111,683
3,770	Store Capital Corporation	111,027
14,461	Summit Hotel Properties, Inc.	191,464

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Financials (6.2%) - continued
7,570	SunTrust Banks, Inc.	$310,976
14,924	SVB Financial Group[a]	1,420,168
1,300	Swiss Re AG	113,543
8,400	Synchrony Financial[a]	212,352
25,540	Synovus Financial Corporation	740,405
4,300	T&D Holdings, Inc.	36,516
300	Talanx AG	8,935
25,700	Talmer Bancorp, Inc.	492,669
43,150	TCF Financial Corporation	545,847
30,499	TD Ameritrade Holding Corporation	868,459
21,783	Terreno Realty Corporation	563,526
1,150	Territorial Bancorp, Inc.	30,441
200	Tokio Marine Holdings, Inc.	6,658
624	Toronto-Dominion Bank	26,796
2,740	TriCo Bancshares	75,624
5,220	TrustCo Bank Corporation	33,460
1,280	Trustmark Corporation	31,808
2,100	U.S. Bancorp	84,693
1,480	Union Bankshares Corporation	36,571
15,780	United Community Banks, Inc.	288,616
7,970	United Financial Bancorp, Inc.	103,451
6,100	United Overseas Bank, Ltd.	84,046
1,020	Unum Group	32,426
1,670	Urstadt Biddle Properties, Inc.	41,383
2,290	Voya Financial, Inc.	56,700
510	Webster Financial Corporation	17,314
2,990	Wells Fargo & Company	141,517
12,348	Western Alliance Bancorp[a]	403,162
1,000	Wharf Holdings, Ltd.	6,103
1,000	Wheelock and Company, Ltd.	4,698
11,800	Wing Tai Holdings, Ltd.	14,323
1,409	Wintrust Financial Corporation	71,859
4,440	WisdomTree Investments, Inc.	43,468
1,545	WSFS Financial Corporation	49,734
55,271	Zions Bancorporation	1,388,960

	Total	61,282,511

Health Care (7.6%)
54,840	Abbott Laboratories	2,155,760
1,500	AbbVie, Inc.	92,865
13,800	ABIOMED, Inc.[a]	1,508,202
21,869	Acadia Healthcare Company, Inc.[a]	1,211,543
1,300	Aceto Corporation	28,457
100	Actelion, Ltd.	16,840
3,270	Advaxis, Inc.[a]	26,454
5,900	Aetna, Inc.	720,567
40,124	Akorn, Inc.[a]	1,142,932
3,150	Albany Molecular Research, Inc.[a]	42,336
23,151	Alexion Pharmaceuticals, Inc.[a]	2,703,111
12,058	Align Technology, Inc.[a]	971,272
25,184	Allergan plc[a]	5,819,771
5,411	Allscripts Healthcare Solutions, Inc.[a]	68,720
7,907	AmerisourceBergen Corporation	627,183
1,550	Amgen, Inc.	235,832
3,392	AMN Healthcare Services, Inc.[a]	135,578
1,370	AmSurg Corporation[a]	106,230
6,241	Analogic Corporation	495,785
600	Astellas Pharmaceutical, Inc.	9,409
10,744	Asterias Biotherapeutics, Inc.[a]	25,786
296	Atrion Corporation	126,647
7,222	BioMarin Pharmaceutical, Inc.[a]	561,872
570	Bio-Rad Laboratories, Inc.[a]	81,521
3,410	Boston Scientific Corporation[a]	79,692
2,860	Bristol-Myers Squibb Company	210,353
4,408	C.R. Bard, Inc.	1,036,585
4,720	Cambrex Corporation[a]	244,166
1,200	Cardinal Health, Inc.	93,612
25,501	Cardiovascular Systems, Inc.[a]	468,581
37,690	Celgene Corporation[a]	3,717,365
22,312	Centene Corporation[a]	1,592,407
23,761	Cerner Corporation[a]	1,392,395
460	Computer Programs and Systems, Inc.	18,363
1,790	CONMED Corporation	85,437
620	Cooper Companies, Inc.	106,373
1,500	Cross Country Healthcare, Inc.[a]	20,880
14,680	Dentsply Sirona, Inc.	910,747
75,143	Depomed, Inc.[a]	1,474,306
5,770	Dexcom, Inc.[a]	457,734
16,920	Edwards Lifesciences Corporation[a]	1,687,432
10,500	Ensign Group, Inc.	220,605
30,811	Envision Healthcare Holdings, Inc.[a]	781,675
1,516	Essilor International SA	199,247
36,883	ExamWorks Group, Inc.[a]	1,285,373
2,950	Express Scripts Holding Company[a]	223,610
100	Gerresheimer AG	7,703
63,158	Gilead Sciences, Inc.	5,268,640
1,330	Global Blood Therapeutics, Inc.[a]	22,065
2,160	Globus Medical, Inc.[a]	51,473
7,320	HCA Holdings, Inc.[a]	563,713
22,313	HealthEquity, Inc.[a]	677,981
5,430	HealthSouth Corporation	210,793
2,650	Healthways, Inc.[a]	30,607
1,600	Hikma Pharmaceuticals plc	52,690
3,300	Hill-Rom Holdings, Inc.	166,485
22,450	Hologic, Inc.[a]	776,770
760	ICON plc[a]	53,208
16,761	Impax Laboratories, Inc.[a]	483,052
23,639	Inogen, Inc.[a]	1,184,550
44,166	Intersect ENT, Inc.[a]	571,066
21,228	Ironwood Pharmaceuticals, Inc.[a]	277,556
12,350	Kindred Healthcare, Inc.	139,431
200	Lonza Group AG	33,222
2,700	Magellan Health Services, Inc.[a]	177,579
12,994	Medtronic plc	1,127,489
9,780	Merck & Company, Inc.	563,426
600	Merck KGaA	60,986
2,328	Mettler-Toledo International, Inc.[a]	849,534
19,075	Mylan NVa	824,803
1,680	Myriad Genetics, Inc.[a]	51,408
2,128	National Healthcare Corporation	137,767
620	Natural Health Trends Corporation	17,478
670	Neogen Corporation[a]	37,687
15,202	Neurocrine Biosciences, Inc.[a]	690,931
16,100	Nevro Corporation[a]	1,187,536
2,100	Novartis AG	173,331
2,000	Novo Nordisk AS	107,706
40,263	NuVasive, Inc.[a]	2,404,506
19,330	Omnicell, Inc.[a]	661,666
25,800	PerkinElmer, Inc.	1,352,436
11,260	Perrigo Company plc	1,020,944
50,070	Pfizer, Inc.	1,762,965
4,820	PharMerica Corporation[a]	118,861
4,000	Prothena Corporation plc[a]	139,840
670	Puma Biotechnology, Inc.[a]	19,959
860	Qiagen NVa	18,757
5,515	Quintiles Transnational Holdings, Inc.[a]	360,240
130	Regeneron Pharmaceuticals, Inc.[a]	45,400
4,050	Roche Holding AG ADR	133,447
200	Roche Holding AG-Genusschein	52,776
1,800	Sanofi	149,550

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Health Care (7.6%) - continued
30,318	Team Health Holdings, Inc.[a]	$1,233,033
19,817	Teleflex, Inc.	3,513,752
4,283	Triple-S Management Corporation[a]	104,634
10,523	UnitedHealth Group, Inc.	1,485,848
15,594	Universal Health Services, Inc.	2,091,155
2,670	VCA Antech, Inc.[a]	180,519
32,600	Veeva Systems, Inc.[a]	1,112,312
35,766	Vertex Pharmaceuticals, Inc.[a]	3,076,591
4,800	Waters Corporation[a]	675,120
1,580	Wellcare Health Plans, Inc.[a]	169,502
7,110	West Pharmaceutical Services, Inc.	539,507
13,020	Zoetis, Inc.	617,929

	Total	74,841,526

Industrials (6.1%)
25,034	3M Company	4,383,954
290	A.O. Smith Corporation	25,552
6,455	ABM Industries, Inc.	235,478
13,200	Actuant Corporation	298,452
600	Adecco SA	30,263
1,600	Advisory Board Company[a]	56,624
1,990	AECOM[a]	63,222
5,664	Aegion Corporation[a]	110,505
1,110	AerCap Holdings NVa	37,285
680	Aerovironment, Inc.[a]	18,904
8,250	AGCO Corporation	388,822
1,000	Aida Engineering, Ltd.	8,218
11,400	Air New Zealand, Ltd.	17,086
900	Allegion plc	62,487
2,240	Allison Transmission Holdings, Inc.	63,235
900	Amada Holdings Company, Ltd.	9,137
200	Andritz AG	9,483
1,500	Applied Industrial Technologies, Inc.	67,710
8,840	Ardmore Shipping Corporation	59,847
5,000	Asahi Glass Company, Ltd.	27,134
2,521	Astec Industries, Inc.	141,554
300	Atlas Copco Aktiebolag	7,792
11,030	AZZ, Inc.	661,579
10,656	B/E Aerospace, Inc.	492,041
700	Babcock International Group plc	8,463
8,260	Barnes Group, Inc.	273,571
1,607	Beacon Roofing Supply, Inc.[a]	73,070
7,030	Boeing Company	912,986
1,510	Brady Corporation	46,146
1,400	Briggs & Stratton Corporation	29,652
35,940	BWX Technologies, Inc.	1,285,574
10,390	Carlisle Companies, Inc.	1,098,015
4,760	Caterpillar, Inc.	360,856
4,000	Cathay Pacific Airways, Ltd.	5,868
1,690	CBIZ, Inc.[a]	17,593
4,190	CEB, Inc.	258,439
2,329	CIRCOR International, Inc.	132,730
18,619	CLARCOR, Inc.	1,132,594
6,260	Colfax Corporation[a]	165,640
5,052	Comfort Systems USA, Inc.	164,544
4,070	Commercial Vehicle Group, Inc.[a]	21,164
500	Compagnie de Saint-Gobain	18,953
9,380	Copart, Inc.[a]	459,714
5,918	CSX Corporation	154,341
1,780	Cummins, Inc.	200,143
10,550	Curtiss-Wright Corporation	888,838
1,000	Dai Nippon Printing Company, Ltd.	11,145
4,010	Danaher Corporation	405,010
900	Dart Group plc	6,314
101,590	Delta Air Lines, Inc.	3,700,924
790	Deluxe Corporation	52,432
900	Deutsche Post AG	25,355
300	DSV AS	12,614
100	East Japan Railway Company	9,267
28,254	EMCOR Group, Inc.	1,391,792
2,770	Emerson Electric Company	144,483
6,760	EnerSys	402,017
6,475	Equifax, Inc.	831,390
3,879	ESCO Technologies, Inc.	154,927
9,921	Federal Signal Corporation	127,782
650	Flowserve Corporation	29,360
100	Flughafen Zuerich AG	17,697
28,567	Fortune Brands Home and Security, Inc.	1,656,029
3,207	Franklin Electric Company, Inc.	105,991
400	Fraport AG Frankfurt Airport Services Worldwide	21,416
2,000	Fuji Electric Company, Ltd.	8,327
1,660	G & K Services, Inc.	127,106
859	Galliford Try plc	10,493
1,590	GasLog, Ltd.	20,638
4,840	Gener8 Maritime, Inc.[a]	30,976
4,861	Gibraltar Industries, Inc.[a]	153,462
29,375	Granite Construction, Inc.	1,338,031
840	Greenbrier Companies, Inc.	24,469
9,334	H&E Equipment Services, Inc.	177,626
1,440	Hackett Group, Inc.	19,973
1,000	Hankyu Hanshin Holdings, Inc.	7,457
11,920	Harsco Corporation	79,149
28,430	Healthcare Services Group, Inc.	1,176,433
14,610	Heico Corporation	976,094
3,830	Herman Miller, Inc.	114,479
4,930	Hexcel Corporation	205,285
500	Hitachi Transport System, Ltd.	8,225
4,148	HNI Corporation	192,841
100	Hochtief AG	12,911
2,151	Honeywell International, Inc.	250,204
1,153	Hub Group, Inc.[a]	44,241
2,970	Hubbell, Inc.	313,246
6,020	Huntington Ingalls Industries, Inc.	1,011,541
20,147	Huron Consulting Group, Inc.[a]	1,217,282
870	Illinois Tool Works, Inc.	90,619
600	Inaba Denki Sangyo Company, Ltd.	20,550
4,080	Ingersoll-Rand plc	259,814
3,680	Insperity, Inc.	284,206
1,150	Insteel Industries, Inc.	32,878
1,030	Interface, Inc.	15,707
1,600	Intrum Justitia AB	50,180
8,100	ITOCHU Corporation	99,089
2,200	ITT Corporation	70,356
11,374	JB Hunt Transport Services, Inc.	920,498
1,000	Kamigumi Company, Ltd.	9,243
3,930	KAR Auction Services, Inc.	164,038
5,061	Kforce, Inc.	85,480
3,000	KITZ Corporation	14,236
910	Knoll, Inc.	22,095
3,000	KONE Oyj	138,452
734	Koninklijke Boskalis Westminster NV	25,046
15,120	Korn/Ferry International	312,984
100	Kuehne & Nagel International AG	14,011
500	Kurita Water Industries, Ltd.	11,146
13,950	Lincoln Electric Holdings, Inc.	824,166
6,620	Manpower, Inc.	425,931
1,900	Marubeni Corporation	8,584
21,650	Masco Corporation	669,851
4,300	Meggitt plc	23,373
10,560	Meritor, Inc.[a]	76,032

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Industrials (6.1%) - continued
10,933	Middleby Corporation[a]	$1,260,028
1,200	MIRAIT Holdings Corporation	11,798
1,000	Mitsuboshi Belting, Ltd.	7,797
950	Moog, Inc.[a]	51,224
10,760	MSA Safety, Inc.	565,223
1,020	Mueller Industries, Inc.	32,518
3,150	Mueller Water Products, Inc.	35,973
8,469	Navigant Consulting, Inc.[a]	136,774
9,073	Nielsen Holdings plc	471,524
1,200	Nikkon Holdings Company, Ltd.	21,563
2,000	Nippon Express Company, Ltd.	9,139
2,100	Nitto Kogyo Corporation	26,108
1,989	Nordson Corporation	166,300
1,720	Norfolk Southern Corporation	146,424
2,470	Northrop Grumman Corporation	549,032
6,170	Old Dominion Freight Line, Inc.[a]	372,113
26,487	On Assignment, Inc.[a]	978,695
32,135	Oshkosh Corporation	1,533,161
590	Owens Corning, Inc.	30,397
520	Parker Hannifin Corporation	56,186
16,290	Pentair, Ltd.	949,544
25,435	PGT, Inc.[a]	261,981
17,800	Proto Labs, Inc.[a]	1,024,568
1,550	Quanex Building Products Corporation	28,815
500	Randstad Holding NV	19,996
26,410	Raven Industries, Inc.	500,205
3,330	Raytheon Company	452,714
6,210	Resources Connection, Inc.	91,784
1,440	Rexnord Corporation[a]	28,267
200	Rieter Holding AG	40,939
8,395	Ritchie Brothers Auctioneers, Inc.	283,583
800	Rockwell Automation, Inc.	91,856
11,080	Rockwell Collins, Inc.	943,351
4,938	Roper Industries, Inc.	842,225
915	Ryder System, Inc.	55,943
200	SAAB AB	6,237
15,390	Saia, Inc.[a]	386,905
1,800	Sanwa Holdings Corporation	16,362
200	Schindler Holding AG	36,210
300	Skanska AB	6,282
1,160	SkyWest, Inc.	30,694
61,221	Southwest Airlines Company	2,400,475
4,030	Spirit Aerosystems Holdings, Inc.[a]	173,290
2,200	SPX FLOW, Inc.[a]	57,354
830	Stericycle, Inc.[a]	86,420
11,506	Tennant Company	619,828
2,420	Tetra Tech, Inc.	74,403
3,191	Textron, Inc.	116,663
2,030	Toro Company	179,046
300	TOTO, Ltd.	11,988
22,950	TransUnion[a]	767,448
200	Travis Perkins plc	3,946
680	TrueBlue, Inc.[a]	12,866
3,769	Tyco International plc	160,559
780	UniFirst Corporation	90,262
7,750	United Continental Holdings, Inc.[a]	318,060
2,700	United Parcel Service, Inc.	290,844
12,172	United Rentals, Inc.[a]	816,741
3,003	Universal Forest Products, Inc.	278,348
3,635	Universal Truckload Services, Inc.	46,892
6,850	WABCO Holdings, Inc.[a]	627,255
1,160	Wabtec Corporation	81,467
16,346	WageWorks, Inc.[a]	977,654
26,943	Waste Connections, Inc.	1,941,243
3,002	Watsco, Inc.	422,351
456	WSP Global, Inc.	13,949
19,860	Xylem, Inc.	886,749
2,410	YRC Worldwide, Inc.[a]	21,208
400	Yuasa Trading Company, Ltd.	8,252

	Total	60,326,256

Information Technology (12.8%)
894	Advanced Energy Industries, Inc.[a]	33,936
38,189	Agilent Technologies, Inc.	1,694,064
15,510	Akamai Technologies, Inc.[a]	867,474
4,750	Alliance Data Systems Corporation[a]	930,620
11,143	Alphabet, Inc., Class Aa	7,839,435
7,997	Alphabet, Inc., Class Ca	5,534,724
18,502	Ambarella, Inc.[a]	940,087
10,420	Amkor Technology, Inc.[a]	59,915
28,115	Amphenol Corporation	1,611,833
680	Analog Devices, Inc.	38,515
2,188	ANSYS, Inc.[a]	198,561
70,034	Apple, Inc.	6,695,250
50,234	Applied Materials, Inc.	1,204,109
29,882	Arista Networks, Inc.[a]	1,923,803
9,560	ARRIS International plc[a]	200,378
20,623	Aspen Technology, Inc.[a]	829,870
182	AtoS	15,006
3,490	AVX Corporation	47,394
3,406	Belden, Inc.	205,620
12,410	Blackhawk Network Holdings, Inc.[a]	415,611
48,840	Booz Allen Hamilton Holding Corporation	1,447,618
730	Broadcom, Ltd.	113,442
14,470	Broadridge Financial Solutions, Inc.	943,444
32,378	Brocade Communications Systems, Inc.	297,230
10,814	Brooks Automation, Inc.	121,333
6,830	CA, Inc.	224,229
2,436	Cabot Microelectronics Corporation	103,140
6,779	CACI International, Inc.[a]	612,889
1,100	Canon, Inc.	31,405
18,399	Cavium, Inc.[a]	710,201
2,940	CDK Global, Inc.	163,141
2,450	CDW Corporation	98,196
1,420	Check Point Software Technologies, Ltd.[a]	113,146
26,660	Ciena Corporation[a]	499,875
7,300	Cirrus Logic, Inc.[a]	283,167
69,880	Cisco Systems, Inc.	2,004,857
870	Citrix Systems, Inc.[a]	69,678
18,060	Cognex Corporation	778,386
6,650	Cognizant Technology Solutions Corporation[a]	380,646
1,790	Coherent, Inc.[a]	164,286
9,860	CommVault Systems, Inc.[a]	425,853
680	comScore, Inc.[a]	16,238
2,900	Comtech Telecommunications Corporation	37,236
7,460	Convergys Corporation	186,500
15,920	CoreLogic, Inc.[a]	612,602
8,480	Corning, Inc.	173,670
39,536	Criteo SA ADR[a]	1,815,493
1,780	CTS Corporation	31,898
19,723	Demandware, Inc.[a]	1,477,253
10,680	DST Systems, Inc.	1,243,472
3,100	EarthLink Holdings Corporation	19,840
15,850	eBay, Inc.[a]	371,048
7,300	EMC Corporation	198,341
19,950	Envestnet, Inc.[a]	664,535

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Information Technology (12.8%) - continued
3,770	EVERTEC, Inc.	$58,586
3,800	ExlService Holdings, Inc.[a]	199,158
5,192	F5 Networks, Inc.[a]	591,057
4,707	Fabrinet[a]	174,724
97,100	Facebook, Inc.[a]	11,096,588
8,420	FEI Company	899,930
43,460	Finisar Corporation[a]	760,985
2,770	Fitbit, Inc.[a]	33,849
34,630	FLIR Systems, Inc.	1,071,799
30,542	Fortinet, Inc.[a]	964,822
2,600	FUJIFILM Holdings NPV	100,881
5,750	Genpact, Ltd.[a]	154,330
41,202	Guidewire Software, Inc.[a]	2,544,636
600	Hoya Corporation	21,430
8,050	HP, Inc.	101,027
4,107	IAC/InterActiveCorporation	231,224
11,728	Imperva, Inc.[a]	504,421
20,020	Intel Corporation	656,656
400	ITOCHU Techno-Solutions Corporation	8,617
9,579	Ixia[a]	94,066
22,760	Juniper Networks, Inc.	511,872
730	Keysight Technologies, Inc.[a]	21,236
300	Kyocera Corporation	14,275
12,600	Lam Research Corporation	1,059,156
2,990	Liberty Tripadvisor Holdings, Inc.[a]	65,421
4,300	Linear Technology Corporation	200,079
4,040	Lionbridge Technologies, Inc.[a]	15,958
1,296	Littelfuse, Inc.	153,174
8,600	M/A-COM Technology Solutions Holdings, Inc.[a]	283,628
9,074	Manhattan Associates, Inc.[a]	581,916
9,745	Marvell Technology Group, Ltd.	92,870
5,290	Maxim Integrated Products, Inc.	188,800
850	MAXIMUS, Inc.	47,064
1,270	Mentor Graphics Corporation	27,000
4,390	Methode Electronics, Inc.	150,270
31,210	Microsemi Corporation[a]	1,019,943
91,110	Microsoft Corporation	4,662,099
15,000	Mobileye NVa	692,100
24,579	Monolithic Power Systems, Inc.	1,679,237
460	Morningstar, Inc.	37,619
10,064	Nanometrics, Inc.[a]	209,231
24,530	National Instruments Corporation	672,122
1,100	NEC Networks & System Integration Corporation	19,474
1,500	NETGEAR, Inc.[a]	71,310
300	Nice, Ltd.	19,090
9,261	Nice, Ltd. ADR	591,315
600	NS Solutions Corporation	9,247
53,229	NVIDIA Corporation	2,502,295
14,740	NXP Semiconductors NVa	1,154,732
107,300	Oclaro, Inc.[a]	523,624
1,870	ON Semiconductor Corporation[a]	16,493
48,370	Oracle Corporation	1,979,784
1,750	Palo Alto Networks, Inc.[a]	214,620
40,360	Pandora Media, Inc.[a]	502,482
23,800	Paylocity Holding Corporation[a]	1,028,160
136,424	PayPal Holdings, Inc.[a]	4,980,840
20,466	Pegasystems, Inc.	551,559
19,583	Progress Software Corporation[a]	537,749
32,916	Proofpoint, Inc.[a]	2,076,670
6,470	PTC, Inc.[a]	243,143
15,489	Q2 Holdings, Inc.[a]	434,002
15,636	QLIK Technologies, Inc.[a]	462,513
3,140	QUALCOMM, Inc.	168,210
680	Qualys, Inc.[a]	20,271
6,430	RealPage, Inc.[a]	143,582
11,850	Red Hat, Inc.[a]	860,310
96,090	Salesforce.com, Inc.[a]	7,630,507
810	ScanSource, Inc.[a]	30,059
7,841	ServiceNow, Inc.[a]	520,642
2,400	Shinko Electric Industries Company, Ltd.	11,755
5,250	ShoreTel, Inc.[a]	35,123
5,350	Symantec Corporation	109,889
18,142	Synopsys, Inc.[a]	981,119
100	TDK Corporation	5,598
590	Tech Data Corporation[a]	42,391
40,241	Teradyne, Inc.	792,345
1,540	Tessera Technologies, Inc.	47,186
5,530	Texas Instruments, Inc.	346,454
4,690	Trimble Navigation, Ltd.[a]	114,248
8,912	Tyler Technologies, Inc.[a]	1,485,720
9,896	Ultimate Software Group, Inc.[a]	2,081,030
200	United Internet AG	8,314
56,824	Virtusa Corporation[a]	1,641,077
94,580	Visa, Inc.	7,014,999
81,990	Xilinx, Inc.	3,782,199

	Total	126,166,479

Materials (2.4%)
9,350	Agnico Eagle Mines, Ltd.	500,225
200	Air Liquide SA	20,836
4,540	Air Products and Chemicals, Inc.	644,862
2,350	Albemarle Corporation	186,379
49,050	Alcoa, Inc.	454,694
600	Amcor, Ltd.	6,746
2,576	American Vanguard Corporation	38,923
5,700	Avery Dennison Corporation	426,075
6,853	Axalta Coating Systems, Ltd.[a]	181,810
6,878	Balchem Corporation	410,273
7,900	Ball Corporation	571,091
52,110	Barrick Gold Corporation	1,112,549
8,300	BHP Billiton, Ltd.	115,671
2,600	BillerudKorsnas AB	38,799
720	Boise Cascade Company[a]	16,524
700	Buzzi Unicem SPA	12,267
7,650	Cabot Corporation	349,299
560	Carpenter Technology Corporation	18,441
63	CCL Industries, Inc.	10,964
15,077	Celanese Corporation	986,790
25,231	Chemtura Corporation[a]	665,594
2,076	Clearwater Paper Corporation[a]	135,708
1,530	Continental Building Products, Inc.[a]	34,012
400	Croda International plc	16,791
19,410	Crown Holdings, Inc.[a]	983,505
6,300	Daicel Corporation	65,281
1,000	Denki Kagaku Kogyo KK	4,044
3,390	Dow Chemical Company	168,517
1,900	Eagle Materials, Inc.	146,585
1,620	Eastman Chemical Company	109,998
36,190	Eldorado Gold Corporation	162,855
200	Evonik Industries AG	5,962
4,140	Ferroglobe plc	35,645
27,195	FMC Corporation	1,259,400
41,020	Freeport-McMoRan, Inc.	456,963
200	FUCHS PETROLUB SE	7,868
35,490	Goldcorp, Inc.	678,924
5,010	Graphic Packaging Holding Company	62,825
800	Hexpol AB	8,215
2,385	Ingevity Corporation[a]	81,185

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Materials (2.4%) - continued
620	Innophos Holdings, Inc.	$26,170
1,667	Innospec, Inc.	76,665
23,960	International Paper Company	1,015,425
500	JFE Holdings, Inc.	6,523
600	JSR Corporation	7,946
1,510	KapStone Paper and Packaging Corporation	19,645
62,460	Kinross Gold Corporation[a]	305,429
910	Koppers Holdings, Inc.[a]	27,964
200	LafargeHolcim, Ltd.	8,368
2,420	Martin Marietta Materials, Inc.	464,640
690	Materion Corporation	17,084
1,374	Minerals Technologies, Inc.	78,043
3,300	Mitsubishi Chemical Holdings Corporation	15,127
1,000	Mitsubishi Gas Chemical Company, Inc.	5,217
4,000	Mitsubishi Materials Corporation	9,577
14,350	Mosaic Company	375,683
7,088	Myers Industries, Inc.	102,067
27,390	Newmont Mining Corporation	1,071,497
200	Nippon Shokubai Company, Ltd.	11,503
13,492	Norsk Hydro ASA	49,392
700	Novozymes AS	33,615
14,620	Nucor Corporation	722,374
2,000	Oji Holdings Corporation	7,678
1,430	Olin Corporation	35,521
3,390	OMNOVA Solutions, Inc.[a]	24,578
3,700	Orora, Ltd.	7,682
35,510	Owens-Illinois, Inc.[a]	639,535
18,127	Packaging Corporation of America	1,213,240
1,980	PolyOne Corporation	69,775
2,430	Rayonier Advanced Materials, Inc.	33,024
2,680	Reliance Steel & Aluminum Company	206,092
207	Rio Tinto, Ltd.	7,160
3,370	Royal Gold, Inc.	242,707
1,880	Schnitzer Steel Industries, Inc.	33,088
8,959	Scotts Miracle-Gro Company	626,324
10,400	Sealed Air Corporation	478,088
15,860	Silver Wheaton Corporation	373,186
8,560	Sonoco Products Company	425,090
41,102	Steel Dynamics, Inc.	1,006,999
2,740	Stillwater Mining Company[a]	32,496
2,000	Sumitomo Seika Chemicals Company, Ltd.	11,142
27,710	Teck Resources, Ltd.	364,941
1,000	Tosoh Corporation	4,613
2,599	UPM-Kymmene Oyj	47,746
5,100	Vulcan Materials Company	613,836
14,314	Westrock Company	556,385
52,460	Yamana Gold, Inc.	272,792
2,466	Yara International ASA	78,337

	Total	23,055,104

Telecommunications Services (0.4%)
12,460	AT&T, Inc.	538,397
1,004	BCE, Inc.	47,513
9,320	Cincinnati Bell, Inc.[a]	42,592
2,300	Elisa Oyj	88,374
1,520	FairPoint Communications, Inc.[a]	22,314
2,200	Freenet AG	56,658
2,030	General Communication, Inc.[a]	32,074
5,430	Inteliquent, Inc.	108,003
27,719	KCOM Group plc	38,931
9,865	Level 3 Communications, Inc.[a]	507,949
100	Millicom International Cellular SA	6,134
600	Nippon Telegraph & Telephone Corporation	28,137
2,200	Orange SA	35,773
800	Proximus SA	25,423
11,944	SBA Communications Corporation[a]	1,289,235
2,800	Telefonica Deutschland Holding AG	11,533
7,918	Verizon Communications, Inc.	442,141
17,350	Vonage Holdings Corporation[a]	105,835

	Total	3,427,016

Utilities (1.0%)
6,740	Alliant Energy Corporation	267,578
4,290	American States Water Company	187,988
8,470	Aqua America, Inc.	302,040
1,940	Artesian Resources Corporation	65,805
11,800	Avista Corporation	528,640
1,440	California Water Service Group	50,299
7,170	CenterPoint Energy, Inc.	172,080
500	Chubu Electric Power Company, Inc.	7,116
1,640	Consolidated Water Company, Ltd.	21,418
900	E.ON SE	9,085
12,290	Edison International, Inc.	954,564
13,400	Electricidade de Portugal SA	41,025
2,700	Enagas SA	82,486
22,930	Eversource Energy	1,373,507
7,480	Exelon Corporation	271,973
5,300	Great Plains Energy, Inc.	161,120
13,760	MDU Resources Group, Inc.	330,240
830	Middlesex Water Company	36,005
1,830	New Jersey Resources Corporation	70,546
19,000	Osaka Gas Company, Ltd.	73,045
16,950	PG&E Corporation	1,083,444
1,860	Portland General Electric Company	82,063
13,950	Public Service Enterprise Group, Inc.	650,210
9,700	Redes Energeticas Nacionais SGPS SA	27,277
2,350	Renewable Energy Group, Inc.[a]	20,751
13,700	Southern Company	734,731
2,810	Southwest Gas Corporation	221,175
9,625	Spire, Inc.	681,835
11,535	Talen Energy Corporation[a]	156,299
2,000	Toho Gas Company, Ltd.	16,365
1,300	Tokyo Electric Power Company, Inc.[a]	5,506
3,800	United Utilities Group plc	52,670
489	Unitil Corporation	20,866
8,170	Vectren Corporation	430,314
400	Veolia Environnement SA	8,638
2,850	WEC Energy Group, Inc.	186,105

	Total	9,384,809

	Total Common Stock (cost $480,535,020)	540,373,504

	Registered Investment Companies (31.6%)
Affiliated Equity Holdings (28.1%)
3,495,736	Thrivent Large Cap Stock Portfolio	39,073,241
3,170,544	Thrivent Large Cap Value Portfolio	46,868,245
3,352,705	Thrivent Mid Cap Stock Portfolio	52,700,829
12,044,477	Thrivent Partner Worldwide Allocation Portfolio	105,601,156

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (31.6%)	Value
Affiliated Equity Holdings (28.1%) - continued
2,105,112	Thrivent Small Cap Stock Portfolio	$32,388,197

	Total	276,631,668

Affiliated Fixed Income Holdings (2.2%)
1,719,318	Thrivent High Yield Portfolio	7,976,259
460,409	Thrivent Income Portfolio	4,750,733
930,335	Thrivent Limited Maturity Bond Portfolio	9,132,630

	Total	21,859,622

Equity Funds/ETFs (1.3%)
3,500	iShares MSCI EAFE Index Fund	195,335
26,765	iShares Russell 2000 Growth Index Fund	3,671,623
12,431	iShares Russell 2000 Index Fund	1,429,192
5,010	iShares Russell 2000 Value Index Fund	487,473
13,670	Materials Select Sector SPDR Fund	633,468
22,552	SPDR S&P 500 ETF Trust	4,725,320
18,490	SPDR S&P Biotech ETF	1,000,124
120	SPDR S&P MidCap 400 ETF Trust	32,686
4,980	Utilities Select Sector SPDR Fund	261,300
3,640	VanEck Vectors Oil Services ETF	106,470

	Total	12,542,991

	Total Registered Investment Companies (cost $321,428,387)	311,034,281

Principal Amount	Long-Term Fixed Income (2.9%)
Asset-Backed Securities (<0.1%)
	Renaissance Home Equity Loan Trust
$636,086	6.011%, 5/25/2036[c]	425,556

	Total	425,556

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
29,627	0.903%, 12/25/2035[d]	13,625
	Residential Asset Securitization Trust
45,881	0.833%, 8/25/2037[d]	12,148
	Sequoia Mortgage Trust
124,705	3.018%, 9/20/2046	99,709
	WaMu Mortgage Pass Through Certificates
56,033	2.471%, 9/25/2036	50,509
81,025	2.484%, 10/25/2036	70,095

	Total	246,086

Mortgage-Backed Securities (1.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
875,000	3.000%, 7/1/2031[e]	917,896
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	4.000%, 7/1/2046[e]	936,523
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
900,000	2.500%, 7/1/2031[e]	931,130
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,975,000	3.500%, 7/1/2046[e]	6,304,558
1,825,000	4.000%, 7/1/2046[e]	1,956,690
1,575,000	4.500%, 7/1/2046[e]	1,719,203

	Total	12,766,000

U.S. Government and Agencies (1.6%)
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	226,124
	U.S. Treasury Bonds
2,800,000	3.625%, 2/15/2044	3,610,250
	U.S. Treasury Bonds, TIPS
1,308,814	0.625%, 1/15/2026	1,378,226
	U.S. Treasury Notes
400,000	0.875%, 11/15/2017	401,656
225,000	0.875%, 3/31/2018	226,099
2,300,000	0.750%, 2/15/2019	2,304,492
825,000	1.500%, 10/31/2019	844,207
3,425,000	1.875%, 6/30/2020	3,556,112
665,000	1.375%, 9/30/2020	677,079
250,000	2.125%, 9/30/2021	263,457
250,000	1.625%, 8/15/2022	256,367
2,100,000	2.250%, 11/15/2024	2,240,110

	Total	15,984,179

	Total Long-Term Fixed Income (cost $28,323,257)	29,421,821

Shares or Principal Amount	Short-Term Investments (11.8%)[f]
	Federal Home Loan Bank Discount Notes
6,000,000	0.338%, 7/20/2016[g]	5,999,460
2,000,000	0.345%, 7/22/2016[g]	1,999,802
3,200,000	0.335%, 7/29/2016[g]	3,199,578
100,000	0.380%, 9/21/2016[g]	99,936
	Federal National Mortgage Association Discount Notes
1,000,000	0.400%, 7/25/2016[g]	999,887
	Thrivent Core Short-Term Reserve Fund
10,051,674	0.580%	100,516,739
	U.S. Treasury Notes
3,000,000	0.625%, 8/15/2016	3,001,425

	Total Short-Term Investments (cost $115,815,308)	115,816,827

	Total Investments (cost $946,101,972) 101.2%	$996,646,433

	Other Assets and Liabilities, Net (1.2%)	(12,232,032)

	Total Net Assets 100.0%	$984,414,401

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $7,072 or 0.0% of total net assets.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

ETF	-	Exchange Traded Fund.

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Alpha Natural Resources, Inc., Term Loan
$325,000	3.500%, 5/22/2020[b]	$151,125
	Axalta Coating Systems US Holdings, Inc.,Term Loan
722,026	3.750%, 2/1/2020	720,445
	Fortescue Metals Group, Ltd., Term Loan
828,995	4.250%, 6/30/2019	791,690
	Ineos US Finance, LLC, Term Loan
1,341,101	3.750%, 12/15/2020	1,306,460
	NewPage Corporation, Delayed Draw
228,667	11.000%, 7/26/2017	226,952
	NewPage Corporation, Term Loan
235,095	11.000%, 7/26/2017	130,478
1,136,333	0.000%, 2/11/2021[b]	153,405
	Tronox Pigments BV, Term Loan
454,475	4.500%, 3/19/2020	434,024

	Total	3,914,579

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
438,294	4.000%, 12/13/2019	392,273
	ADS Waste Holdings, Inc., Term Loan
413,756	3.750%, 10/9/2019	406,515

	Total	798,788

Communications Services (0.3%)
	Birch Communication Inc., Term Loan
859,009	7.750%, 7/17/2020	704,388
	Fairpoint Communications, Term Loan
802,167	7.500%, 2/14/2019	798,990
	Grande Communications Networks, LLC, Term Loan
722,672	4.500%, 5/29/2020	708,219
	Hargray Communications Group, Inc., Term Loan
788,877	5.250%, 6/26/2019	787,891
	Integra Telecom Holdings, Inc., Term Loan
502,082	5.250%, 8/14/2020	487,336
220,520	9.750%, 2/12/2021	201,776
	Intelsat Jackson Holdings SA, Term Loan
267,851	3.750%, 6/30/2019	243,544
	Level 3 Communications, Inc., Term Loan
1,555,000	4.000%, 1/15/2020	1,552,574
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,765,000	4.500%, 1/7/2022	2,695,875
	LTS Buyer, LLC, Term Loan
769,480	4.000%, 4/13/2020	760,346
39,215	8.000%, 4/12/2021	38,578
	NEP Broadcasting, LLC, Term Loan
68,571	10.000%, 7/22/2020	64,800
	NEP/NCP Holdco, Inc., Term Loan
1,034,512	4.250%, 1/22/2020	1,009,942
	SBA Senior Finance II, LLC, Term Loan
534,600	3.250%, 6/10/2022	526,693
	Syniverse Holdings, Inc., Term Loan
684,177	4.000%, 4/23/2019	503,301
	TNS, Inc., Term Loan
407,245	5.000%, 2/14/2020	406,736
	Univision Communications, Inc., Term Loan
979,107	4.000%, 3/1/2020	972,811
	Virgin Media Investment Holdings, Ltd., Term Loan
263,349	3.649%, 6/30/2023	256,675
	WideOpenWest Finance, LLC, Term Loan
662,823	4.500%, 4/1/2019	660,244
	WMG Acquisition Corporation, Term Loan
323,338	3.750%, 7/1/2020	319,296
	XO Communications, LLC, Term Loan
293,250	4.250%, 3/20/2021	292,394
	Yankee Cable Acquisition, LLC, Term Loan
632,950	4.250%, 3/1/2020	631,368
	Zayo Group, LLC, Term Loan
1,151,295	3.750%, 5/6/2021	1,143,892

	Total	15,767,669

Consumer Cyclical (0.2%)
	Amaya BV, Term Loan
1,365,972	5.000%, 8/1/2021	1,321,004
	Burlington Coat Factory Warehouse Corporation, Term Loan
728,516	4.250%, 8/13/2021	726,389
	Cengage Learning Acquisitions, Term Loan
470,000	5.250%, 6/7/2023	464,125
	Ceridian HCM Holding, Inc., Term Loan
338,792	4.500%, 9/15/2020	326,934
	Golden Nugget, Inc., Delayed Draw
138,622	5.500%, 11/21/2019	138,622
	Golden Nugget, Inc., Term Loan
323,452	5.500%, 11/21/2019	323,452
	IMG Worldwide, Inc., Term Loan
473,955	5.250%, 5/6/2021	470,874
400,000	8.250%, 5/6/2022	388,000
	Jack Ohio Finance, LLC, Term Loan
521,830	5.000%, 6/20/2019	496,260
	Las Vegas Sands, LLC, Term Loan
944,047	3.250%, 12/19/2020	942,867
	Marina District Finance Company, Inc., Term Loan
546,534	6.500%, 8/15/2018	545,851
	Mohegan Tribal Gaming Authority, Term Loan
835,602	5.500%, 6/15/2018	828,709
	Scientific Games International, Inc., Term Loan
405,639	6.000%, 10/18/2020	400,232

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Cyclical (0.2%) - continued
$923,208	6.000%, 10/1/2021	$909,360

	Total	8,282,679

Consumer Non-Cyclical (0.1%)
	Albertson’s, LLC, Term Loan
678,300	4.750%, 12/21/2022	677,032
525,000	4.750%, 6/22/2023[c,d]	523,556
	Catalina Marketing Corporation, Term Loan
179,205	4.500%, 4/9/2021	149,488
	Endo Luxembourg Finance I Co Sarl, Term Loan
582,075	3.750%, 9/26/2022	571,743
	Mallinckrodt International Finance SA, Term Loan
273,608	3.500%, 3/19/2021	270,187
	McGraw-Hill Global Education Holdings, LLC, Term Loan
805,000	5.000%, 5/4/2022	802,786
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,028,127	4.750%, 6/30/2021	970,727
	Supervalu, Inc., Term Loan
771,291	5.500%, 3/21/2019[c,d]	769,363
	Valeant Pharmaceuticals International, Inc., Term Loan
1,804,606	5.000%, 4/1/2022	1,754,474

	Total	6,489,356

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
565,274	4.250%, 12/14/2022	562,447
	Arch Coal, Inc., Term Loan
2,554,175	7.500%, 5/16/2018[b]	1,171,728
	Energy Solutions, LLC, Term Loan
400,446	6.750%, 5/29/2020	388,432
	Expro Holdings UK 2, Ltd., Term Loan
442,125	5.750%, 9/2/2021	329,494
	Houston Fuel Oil Terminal, LLC, Term Loan
833,819	4.250%, 8/19/2021	802,551
	McJunkin Red Man Corporation, Term Loan
407,613	5.000%, 11/8/2019	391,308
	Pacific Drilling SA, Term Loan
480,150	4.500%, 6/3/2018	146,446
	Targa Resources Partners, LP, Term Loan
168,628	5.750%, 2/27/2022	166,942
	Western Refining, Inc., Term Loan
405,000	5.500%, 5/27/2023	394,033

	Total	4,353,381

Financials (0.1%)
	DJO Finance, LLC, Term Loan
545,875	4.250%, 6/7/2020	519,493
	Harland Clarke Holdings Corporation, Term Loan
703,125	6.993%, 8/4/2019	667,969
125,000	7.000%, 12/31/2019	120,937
	MoneyGram International, Inc., Term Loan
858,613	4.250%, 3/27/2020	810,582
	WaveDivision Holdings, LLC, Term Loan
965,447	4.000%, 10/15/2019	962,629

	Total	3,081,610

Technology (0.1%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,471,313	4.250%, 2/1/2023	1,472,004
	First Data Corporation, Term Loan
1,489,776	4.452%, 3/24/2021	1,482,953
740,000	4.202%, 7/8/2022	732,600
	ON Semiconductor Corporation, Term Loan
810,000	5.250%, 3/31/2023	812,025
	SS&C European Holdings SARL, Term Loan
269,815	4.000%, 7/8/2022	269,534
36,920	4.000%, 7/8/2022	36,882
	Western Digital Corporation, Term Loan
1,215,000	6.250%, 4/29/2023	1,218,803

	Total	6,024,801

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
638,000	5.250%, 8/5/2019	612,480
	United Airlines, Inc., Term Loan
595,012	3.250%, 4/1/2019	593,114
	XPO Logistics, Inc., Term Loan
646,750	5.500%, 11/1/2021	646,750

	Total	1,852,344

Utilities (<0.1%)
	Intergen NV, Term Loan
425,429	5.500%, 6/15/2020[c,d]	378,631

	Total	378,631

	Total Bank Loans (cost $54,739,054)	50,943,838

Shares	Common Stock (41.3%)
Consumer Discretionary (6.2%)
78,254	Aaron’s, Inc.	1,712,980
3,200	Aisan Industry Company, Ltd.	20,706
60,412	Amazon.com, Inc.[e]	43,232,035
19,506	American Public Education, Inc.[e]	548,119
6,100	APN Outdoor Group Pty, Ltd.	31,609
25,640	Ascena Retail Group, Inc.[e,f]	179,224
12,650	Ascent Capital Group, Inc.[e]	194,684
25,730	AutoZone, Inc.[e]	20,425,503
500	Bayerische Motoren Werke AG	31,873
25,270	Beazer Homes USA, Inc.[e]	195,843
40,400	Bed Bath & Beyond, Inc.	1,746,088
300	Beiersdorf AG	28,403
7,100	Berkeley Group Holdings plc	239,752
9,670	Best Buy Company, Inc.	295,902
3,900	Betsson AB	32,620
13,220	Big 5 Sporting Goods Corporation	122,549

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (41.3%)	Value
Consumer Discretionary (6.2%) - continued
4,310	BJ’s Restaurants, Inc.[e]	$188,907
30,820	Bloomin’ Brands, Inc.	550,753
15,480	BorgWarner, Inc.	456,970
11,420	Boyd Gaming Corporation[e]	210,128
1,000	Brembo SPA	55,086
2,700	Bridgestone Corporation	86,770
79,979	Brunswick Corporation	3,624,648
2,410	Buffalo Wild Wings, Inc.[e]	334,870
3,300	Bunzl plc	101,537
40,271	Burlington Stores, Inc.[e]	2,686,478
37,850	Caleres, Inc.	916,349
54,890	Callaway Golf Company	560,427
5,000	Calsonic Kansei Corporation	37,999
61,860	Carter’s, Inc.	6,586,234
26,965	Cedar Fair, LP	1,559,116
29,920	Cheesecake Factory, Inc.	1,440,349
2,860	Children’s Place, Inc.	229,315
100	Christian Dior SE	16,019
11,460	Chuy’s Holdings, Inc.[e]	396,631
124,210	Cinemark Holdings, Inc.	4,528,697
6,600	Cineworld Group plc	48,146
12,450	ClubCorp Holdings, Inc.	161,850
371,656	Comcast Corporation	24,228,255
1,900	Compass Group plc	36,148
200	Continental AG	37,846
84,692	Core-Mark Holding Company, Inc.	3,968,667
30,482	CSS Industries, Inc.	817,222
39,054	Culp, Inc.	1,079,062
700	Daimler AG	41,887
76,980	Dana Holding Corporation	812,909
22,300	Debenhams plc	16,480
72,829	Delphi Automotive plc	4,559,095
10,300	Denso Corporation	362,409
13,170	DeVry Education Group, Inc.	234,953
119,898	Discovery Communications, Inc., Class Ae	3,025,027
39,400	Dish DBS Corporation[e]	2,064,560
25,860	Dollar General Corporation	2,430,840
51,410	Dollar Tree, Inc.[e]	4,844,878
15,970	Domino’s Pizza, Inc.	2,098,139
68,900	Duluth Holdings, Inc.[e,f]	1,685,294
3,860	EchoStar Corporation[e]	153,242
13,100	EDION Corporation	108,051
9,300	Eutelsat Communications	175,539
17,830	Expedia, Inc.	1,895,329
38,300	Finish Line, Inc.	773,277
44,690	Ford Motor Company	561,753
8,900	Fuji Heavy Industries, Ltd.	305,923
13,740	General Motors Company	388,842
43,670	Gentex Corporation	674,702
71,918	G-III Apparel Group, Ltd.[e]	3,288,091
12,000	Gunze, Ltd.	33,521
4,800	Hakuhodo Dy Holdings, Inc.	57,532
106,268	Harley-Davidson, Inc.[f]	4,813,940
32,676	Harman International Industries, Inc.	2,346,790
41,420	Haverty Furniture Companies, Inc.	746,803
700	Hennes & Mauritz AB	20,595
160,330	Home Depot, Inc.	20,472,538
13,800	Honda Motor Company, Ltd.	346,177
63,880	Houghton Mifflin Harcourt Company[e]	998,444
8,600	Howden Joinery Group plc	44,170
12,900	Inchcape plc	108,468
1,200	InterContinental Hotels Group plc	44,257
34,250	Interpublic Group of Companies, Inc.	791,175
2,000	Intertek Group plc	93,187
24,700	Jack in the Box, Inc.	2,122,224
1,600	JB Hi-Fi, Ltd.	28,995
10,130	John Wiley and Sons, Inc.	528,583
56,977	Kate Spade & Company[e]	1,174,296
500	Koito Manufacturing Co., Ltd.	23,022
17,149	L Brands, Inc.	1,151,212
138,757	Las Vegas Sands Corporation	6,034,542
37,933	La-Z-Boy, Inc.	1,055,296
17,190	Lear Corporation	1,749,254
72,860	Liberty Interactive Corporation[e]	1,848,458
775	Linamar Corporation	27,606
24,961	Lithia Motors, Inc.	1,773,978
67,040	LKQ Corporation[e]	2,125,168
87,660	Lowe’s Companies, Inc.	6,940,042
700	LVMH Moet Hennessy Louis Vuitton SE	105,515
3,600	Marks and Spencer Group plc	15,417
24,520	Masonite International Corporation[e]	1,621,753
54,902	MDC Partners, Inc.[f]	1,004,158
20,610	Meredith Corporation	1,069,865
6,370	Murphy USA, Inc.[e]	472,399
23,587	New Media Investment Group, Inc.	426,217
12,790	New York Times Company	154,759
100,160	Newell Brands, Inc.	4,864,771
28,660	News Corporation	325,291
151,920	NIKE, Inc.	8,385,984
6,200	NOK Corporation	105,435
1,200	Nokian Renkaat Oyj	43,010
67,437	Nord Anglia Education, Inc.[e,f]	1,425,618
206,551	Nutrisystem, Inc.	5,238,133
10,457	O’Reilly Automotive, Inc.[e]	2,834,893
67,385	Oxford Industries, Inc.	3,815,339
300	Paddy Power plc	31,529
5,000	PanaHome Corporation	39,580
54,980	Papa John’s International, Inc.	3,738,640
117,354	Papa Murphy’s Holdings, Inc.[e,f]	778,644
49,300	Penn National Gaming, Inc.[e]	687,735
13,800	Persimmon plc	267,607
8,180	PetMed Express, Inc.[f]	153,457
1,200	ProSiebenSat.1 Media AGe	52,491
38,514	PVH Corporation	3,629,174
10,992	Ralph Lauren Corporation	985,103
28,030	Rent-A-Center, Inc.[f]	344,208
14,810	Restoration Hardware Holdings, Inc.[e,f]	424,751
17,860	Retailmenot, Inc.[e]	137,701
500	Rightmove plc	24,421
81,514	Ross Stores, Inc.	4,621,029
30,990	Ruth’s Hospitality Group, Inc.	494,291
2,700	Saizeriya Company, Ltd.	48,245
18,740	Sally Beauty Holdings, Inc.[e]	551,143
21,950	Scripps Networks Interactive, Inc.	1,366,827
3,200	Sekisui House, Ltd.	56,039
20,330	Select Comfort Corporation[e]	434,655
39,130	Service Corporation International	1,058,075
3,300	SHOWA Corporation	18,528
10,060	Shutterfly, Inc.[e]	468,897
14,460	Signet Jewelers, Ltd.	1,191,649
20,609	Skechers USA, Inc.[e]	612,499
2,000	Sky plc	22,727
3,150	Snap-On, Inc.	497,133
4,800	Sports Direct International plc[e]	20,552
28,157	Sportsman’s Warehouse Holdings, Inc.[e]	226,945
2,300	Stanley Electric Company, Ltd.	49,119
21,180	Staples, Inc.	182,572
8,900	Star Entertainment Group, Ltd.	36,265

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (41.3%)	Value
Consumer Discretionary (6.2%) - continued
300,280	Starbucks Corporation	$17,151,994
52,184	Stein Mart, Inc.	402,860
9,000	Sumitomo Forestry Company, Ltd.	122,150
5,700	Sumitomo Rubber Industries, Ltd.	76,311
400	Swatch Group AG	22,907
11,790	Tailored Brands, Inc.[f]	149,261
1,100	Tamron Company, Ltd.	14,753
10,500	Tatts Group, Ltd.	30,216
20,800	Taylor Wimpey plc	36,901
26,790	Tempur-Pedic International, Inc.[e,f]	1,482,023
16,499	Tenneco, Inc.[e]	769,018
62,100	Time, Inc.	1,022,166
102,837	Toll Brothers, Inc.[e]	2,767,344
89,033	Tower International, Inc.	1,832,299
131,978	Tuesday Morning Corporation[e]	926,486
2,730	Tupperware Brands Corporation	153,644
6,302	Ulta Salon Cosmetics & Fragrance, Inc.[e]	1,535,419
14,432	Under Armour, Inc., Class Ae,f	579,156
14,534	Under Armour, Inc., Class Ce	529,038
2,000	USS Company, Ltd.	33,053
14,910	Vail Resorts, Inc.	2,061,009
106	Valora Holding AG	29,468
50,860	Vera Bradley, Inc.[e]	720,686
21,146	VF Corporation	1,300,268
12,340	Visteon Corporation	812,095
15,670	Vitamin Shoppe, Inc.[e,f]	479,032
5,000	Wacoal Holdings Corporation	49,342
7,800	WH Smith plc	163,867
1,300	Whitbread plc	60,826
49,140	Wingstop, Inc.[e,f]	1,339,065
8,300	Wolters Kluwer NV	336,079
7,570	Wolverine World Wide, Inc.	153,822
6,200	WPP plc	129,217
19,010	Wyndham Worldwide Corporation	1,354,082
5,100	Yokohama Rubber Company, Ltd.	63,964
27,570	Yum! Brands, Inc.	2,286,104
46,250	Zoe’s Kitchen, Inc.[e,f]	1,677,488

	Total	309,798,063

Consumer Staples (1.8%)
700	AarhusKarlshamn AB	49,970
8,770	Aramark	293,093
40,910	Avon Products, Inc.	154,640
6,000	Axfood AB	115,244
12,700	Blue Buffalo Pet Products, Inc.[e,f]	296,418
1,641	British American Tobacco plc	106,385
13,440	Brown-Forman Corporation	1,340,774
34,730	Campbell Soup Company	2,310,587
26,250	Casey’s General Stores, Inc.	3,452,137
135,600	Coca-Cola Company	6,146,748
8,900	Coca-Cola HBC AG	180,088
230,770	CVS Health Corporation	22,093,920
37,260	Estee Lauder Companies, Inc.	3,391,405
213,300	Flowers Foods, Inc.	3,999,375
12,070	General Mills, Inc.	860,832
290	George Weston, Ltd.	25,098
54,816	Hain Celestial Group, Inc.[e]	2,727,096
1,900	Henkel AG & Company KGaA	205,520
25,450	Hershey Company	2,888,320
14,104	Imperial Brands plc	764,903
17,650	Ingredion, Inc.	2,284,086
1,800	Jeronimo Martins SGPS SA	28,389
2,090	Kellogg Company	170,649
900	Kesko Oyj	38,220
17,220	Kimberly-Clark Corporation	2,367,406
25,800	Koninklijke Ahold NV	569,733
500	KOSE Corporation	42,370
14,040	Kroger Company	516,532
8,020	Lancaster Colony Corporation	1,023,432
4,600	McCormick & Company, Inc.	490,682
15,700	Molson Coors Brewing Company	1,587,741
33,018	Monster Beverage Corporation[e]	5,306,323
2,700	Nestle SA	209,192
2,000	Nichirei Corporation	18,452
4,000	Nippon Meat Packers, Inc.	97,976
15,540	PepsiCo, Inc.	1,646,308
35,916	Philip Morris International, Inc.	3,653,376
120,570	Pinnacle Foods, Inc.	5,581,185
586	Premium Brands Holdings Corporation	24,675
57,859	SpartanNash Company	1,769,328
2,200	Suedzucker AG	48,456
1,000	Sugi Holdings Company, Ltd.	55,758
7,000	Swedish Match AB	244,287
9,590	Tyson Foods, Inc.	640,516
41,304	United Natural Foods, Inc.[e]	1,933,027
13,390	Universal Corporation	773,139
4,490	Walgreens Boots Alliance, Inc.	373,882
161,950	WhiteWave Foods Company[e]	7,601,933
4,486	Woolworths, Ltd.	70,558

	Total	90,570,164

Energy (5.7%)
133,390	Archrock, Inc.	1,256,534
69,484	Atwood Oceanics, Inc.[f]	869,940
350,496	Baker Hughes, Inc.	15,817,885
167,294	BP plc	979,263
31,768	Bristow Group, Inc.	362,473
16,810	California Resources Corporation	205,082
241,067	Callon Petroleum Company[e]	2,707,182
1,900	Caltex Australia, Ltd.	45,809
341,150	Canadian Natural Resources, Ltd.	10,517,655
285,370	Chevron Corporation	29,915,337
42,915	Cimarex Energy Company	5,120,618
14,469	Clayton Williams Energy, Inc.[e,f]	397,319
132,790	Clean Energy Fuels Corporation[e]	460,781
1,105,474	Cobalt International Energy, Inc.[e]	1,481,335
91,004	Concho Resources, Inc.[e]	10,854,047
126,370	Continental Resources, Inc.[e,f]	5,720,770
41,990	Delek US Holdings, Inc.	554,688
85,300	Devon Energy Corporation	3,092,125
24,990	Diamond Offshore Drilling, Inc.[f]	608,007
35,903	Diamondback Energy, Inc.[e]	3,274,713
129,892	Ensco plc	1,261,251
255,339	EOG Resources, Inc.	21,300,379
42,830	EP Energy Corporation[e,f]	221,859
276,381	EQT Corporation	21,400,181
99,150	Exxon Mobil Corporation	9,294,321
43,130	FMC Technologies, Inc.[e]	1,150,277
28,360	Green Plains, Inc.	559,259
19,700	Gulfport Energy Corporation[e]	615,822
102,360	Halliburton Company	4,635,884
24,910	Helmerich & Payne, Inc.[f]	1,672,208
26,019	HollyFrontier Corporation	618,472
64,650	Hornbeck Offshore Services, Inc.[e]	539,181
12,220	Kinder Morgan, Inc.	228,758
999,478	Marathon Oil Corporation	15,002,165
395,330	Marathon Petroleum Corporation	15,006,727
7,320	Matador Resources Company[e]	144,936
215,180	Nabors Industries, Ltd.	2,162,559
16,290	National Oilwell Varco, Inc.	548,159

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (41.3%)	Value
Energy (5.7%) - continued
7,880	Noble Energy, Inc.	$282,656
114,745	Oasis Petroleum, Inc.[e]	1,071,718
23,910	Oceaneering International, Inc.	713,953
30,330	Oil States International, Inc.[e]	997,250
7,727	OMV AG	217,212
181,373	Parsley Energy, Inc.[e]	4,907,953
203,400	Patterson-UTI Energy, Inc.	4,336,488
113,280	Pioneer Energy Services Corporation[e]	521,088
6,823	PrairieSky Royalty, Ltd.	129,494
16,930	QEP Resources, Inc.	298,476
277,650	Rowan Companies plc	4,903,299
5,938	Royal Dutch Shell plc	162,883
188,972	Royal Dutch Shell plc ADR	10,435,034
63	Royal Dutch Shell plc, Class A	1,730
3,327	Royal Dutch Shell plc, Class B	91,921
103,685	RPC, Inc.[e,f]	1,610,228
13,700	RSP Permian, Inc.[e]	477,993
247,270	Schlumberger, Ltd.	19,554,112
26,790	SemGroup Corporation	872,282
8,040	SM Energy Company[f]	217,080
4,504	Statoil ASA	77,828
550,910	Suncor Energy, Inc. ADR	15,276,734
15,610	Superior Energy Services, Inc.	287,380
4,460	Targa Resources Corporation	187,944
38,770	Teekay Corporation	276,430
151,751	Teekay Tankers, Ltd.	452,218
52,394	Tesco Corporation	350,516
2,000	Tesoro Corporation	149,840
129,410	TETRA Technologies, Inc.[e]	824,342
6,324	Total SA	303,275
49,618	U.S. Silica Holdings, Inc.[f]	1,710,333
1,690	Vantage Drilling International[e]	146,185
1,471,080	Weatherford International plc[e]	8,164,494
15,594	Western Refining, Inc.	321,704
4,200	World Fuel Services Corporation	199,458
1,272,920	WPX Energy, Inc.[e]	11,850,885

	Total	282,986,377

Financials (5.7%)
8,800	Acadia Realty Trust	312,576
31,902	Affiliated Managers Group, Inc.[e]	4,490,845
6,400	Allianz SE	913,012
39,210	Allied World Assurance Company Holdings AG	1,377,839
30,420	American Assets Trust, Inc.	1,291,025
31,270	American Campus Communities, Inc.	1,653,245
48,470	American Financial Group, Inc.	3,583,387
39,500	American International Group, Inc.	2,089,155
75,227	Ameris Bancorp	2,234,242
13,890	AMERISAFE, Inc.	850,346
5,300	Anima Holding SPA[g]	24,987
165,810	Anworth Mortgage Asset Corporation	779,307
33,729	Argo Group International Holdings, Ltd.	1,750,535
27,240	Ashford Hospitality Prime, Inc.	385,174
49,670	Aspen Insurance Holdings, Ltd.	2,303,695
15,440	Associated Banc-Corp	264,796
150,860	Assured Guaranty, Ltd.	3,827,318
11,000	Australia & New Zealand Banking Group, Ltd.	200,421
24,600	Banco Santander SA	95,465
33,060	BancorpSouth, Inc.	750,131
15,000	Bank Hapoalim, Ltd.	75,568
646,990	Bank of America Corporation	8,585,557
24,200	Bank of East Asia, Ltd.	93,586
3,365	Bank of Montreal	213,446
36,150	Bank of New York Mellon Corporation	1,404,427
11,008	Bank of Nova Scotia	539,430
8,297	Bank of Queensland, Ltd.	66,196
59,832	Bank of the Ozarks, Inc.[f]	2,244,897
19,520	BankFinancial Corporation	234,045
92,350	BB&T Corporation	3,288,583
120,101	BBCN Bancorp, Inc.	1,791,907
18,900	BinckBank NV	93,956
99,550	Blackstone Group, LP	2,442,957
103,230	Boston Private Financial Holdings, Inc.	1,216,049
30,179	Brixmor Property Group, Inc.	798,536
79,800	Brookline Bancorp, Inc.	880,194
40,880	Brown & Brown, Inc.	1,531,774
15,600	Camden Property Trust	1,379,352
338	Canadian Imperial Bank of Commerce	25,388
3,526	Canadian Western Bank	67,275
29,300	Capital One Financial Corporation	1,860,843
25,200	CapitaMall Trust	40,069
48,590	Cathay General Bancorp	1,370,238
250,170	CBL & Associates Properties, Inc.	2,329,083
28,020	CBRE Group, Inc.[e]	741,970
166,466	Cedar Realty Trust, Inc.	1,236,842
40,590	Central Pacific Financial Corporation	957,924
18,200	Charles Schwab Corporation	460,642
22,290	Chatham Lodging Trust	489,934
7,000	Chiba Bank, Ltd.	33,080
22,150	Chubb, Ltd.	2,895,226
178,250	Citigroup, Inc.	7,556,017
29,780	Clifton Bancorp, Inc.	448,785
8,500	CNO Financial Group, Inc.	148,410
8,000	CNP Assurances	118,031
178,612	CoBiz Financial, Inc.	2,089,760
40,332	Columbia Banking System, Inc.	1,131,716
82,480	Comerica, Inc.	3,392,402
4,110	Commerce Bancshares, Inc.	196,869
111,770	Corporate Office Properties Trust	3,305,039
300	Daito Trust Construction Company, Ltd.	48,709
1,300	Danske Bank AS	34,216
29,620	DCT Industrial Trust, Inc.	1,422,945
3,600	Derwent London plc	125,596
36,700	DEXUS Property Group	249,034
17,000	Digital Realty Trust, Inc.	1,852,830
24,950	Direct Line Insurance Group plc	115,348
22,460	Douglas Emmett, Inc.	797,779
95,070	Duke Realty Corporation	2,534,566
4,410	DuPont Fabros Technology, Inc.	209,651
218,680	E*TRADE Financial Corporation[e]	5,136,793
111,153	East West Bancorp, Inc.	3,799,210
9,110	Eaton Vance Corporation	321,947
36,840	Empire State Realty Trust, Inc.	699,592
45,874	Employers Holdings, Inc.	1,331,263
18,580	Endurance Specialty Holdings, Ltd.	1,247,833
25,990	Enova International, Inc.[e]	191,286
30,490	Equity One, Inc.	981,168
8,700	Erste Group Bank AG	198,082
61,902	Essent Group, Ltd.[e]	1,350,083
120,980	EverBank Financial Corporation	1,797,763
31,527	Evercore Partners, Inc.	1,393,178
2,900	EXOR SPA	107,056
41,510	F.N.B. Corporation	520,535
284,550	Fifth Third Bancorp	5,005,234
120,270	First Commonwealth Financial Corporation	1,106,484

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (41.3%)	Value
Financials (5.7%) - continued
28,580	First Financial Bancorp	$555,881
9,890	First Financial Corporation	362,172
9,950	First Merchants Corporation	248,054
113,460	First Midwest Bancorp, Inc.	1,992,358
15,170	First NBC Bank Holding Company[e]	254,704
64,068	First Potomac Realty Trust	589,426
91,011	First Republic Bank	6,369,860
35,700	FlexiGroup, Ltd.	46,823
43,350	Franklin Street Properties Corporation	531,905
23,000	Frasers Centrepoint Trust	36,415
53,000	Fukuoka Financial Group, Inc.	174,754
92,980	Genworth Financial, Inc.[e]	239,888
1,962	Genworth MI Canada, Inc.	50,328
5,388	Getty Realty Corporation	115,573
46,119	Glacier Bancorp, Inc.	1,225,843
29,020	Goldman Sachs Group, Inc.	4,311,792
6,400	Great Portland Estates plc	53,571
84,000	Great Western Bancorp, Inc.	2,649,360
78,197	Green Bancorp, Inc.[e]	681,878
31,230	Greenhill & Company, Inc.[f]	502,803
200	Groupe Bruxelles Lambert SA	16,401
12,070	H&R Real Estate Investment Trust	210,299
3,099	Hamborner REIT AG	33,459
85,610	Hancock Holding Company	2,235,277
6,700	Hang Seng Bank, Ltd.	114,924
171,263	Hanmi Financial Corporation	4,022,968
3,100	Hannover Rueckversicherung SE	324,812
21,530	Hanover Insurance Group, Inc.	1,821,869
16,210	Hartford Financial Services Group, Inc.	719,400
6,220	Healthcare Trust of America, Inc.	201,155
43,400	Henderson Group plc	123,385
4,400	Henderson Land Development Company, Ltd.	24,855
7,960	Hersha Hospitality Trust	136,514
19,090	HFF, Inc.	551,319
12,530	Highwoods Properties, Inc.	661,584
1,200	Hitachi Capital Corporation	23,816
94,028	Home BancShares, Inc.	1,860,814
10,770	Hometrust Bancshares, Inc.[e]	199,245
52,640	Horace Mann Educators Corporation	1,778,706
23,880	Hospitality Properties Trust	687,744
141,705	Host Hotels & Resorts, Inc.	2,297,038
49,024	Houlihan Lokey, Inc.	1,096,667
20,120	Hudson Pacific Properties, Inc.	587,102
7,000	Hufvudstaden AB	109,868
296,350	Huntington Bancshares, Inc.	2,649,369
43,000	Hysan Development Company, Ltd.	191,759
6,022	Infinity Property & Casualty Corporation	485,735
24,540	InfraREIT, Inc.	430,432
1,761	Intact Financial Corporation	125,796
26,519	International Exchange, Inc.	6,787,803
109,360	Invesco, Ltd.	2,793,054
33,900	Investec plc	210,715
142,470	Investors Bancorp, Inc.	1,578,568
38,270	J.P. Morgan Chase & Company	2,378,098
149,881	Janus Capital Group, Inc.	2,086,344
3,580	Jones Lang LaSalle, Inc.	348,871
600	Jyske Bank AS	22,777
380,130	KeyCorp	4,200,436
82,390	LaSalle Hotel Properties	1,942,756
124,440	Liberty Property Trust	4,942,757
12,949	Lincoln National Corporation	502,033
8,000	Link REIT	54,706
19,540	LPL Financial Holdings, Inc.	440,236
22,050	M&T Bank Corporation	2,606,971
5,300	Macquarie Group, Ltd.	275,889
3,330	Mercury General Corporation	177,023
95,440	MetLife, Inc.	3,801,375
8,130	Mid-America Apartment Communities, Inc.	865,032
26,900	Mitsui & Company, Ltd.	321,110
111,000	Mizuho Financial Group, Inc.	159,736
142,470	Morgan Stanley	3,701,371
2,100	MS and AD Insurance Group Holdings, Inc.	54,411
38,540	MSCI, Inc.	2,972,205
5,300	National Australia Bank, Ltd.	101,757
6,600	National Bank of Canada	225,747
7,490	National General Holdings Corporation	160,436
9,160	National Storage Affiliates Trust	190,711
3,110	Navigators Group, Inc.	286,027
161,018	New World Development Company, Ltd.	163,975
25,790	NMI Holdings, Inc.[e]	141,329
2,710	Northern Trust Corporation	179,565
50,120	NorthStar Realty Europe Corporation	463,610
9,300	Old Mutual plc	25,124
83,395	PacWest Bancorp	3,317,453
10,960	Paramount Group, Inc.	174,702
47,470	Parkway Properties, Inc.	794,173
45,401	Pebblebrook Hotel Trust	1,191,776
36,050	Physicians Realty Trust	757,411
4,270	Piper Jaffray Companies[e]	160,979
14,390	Popular, Inc.	421,627
55,614	Post Properties, Inc.	3,395,235
7,935	Potlatch Corporation	270,583
1,984	Power Corporation of Canada	42,231
50,200	Primerica, Inc.[f]	2,873,448
5,250	PrivateBancorp, Inc.	231,158
51,700	Provident Financial Services, Inc.	1,015,388
19,330	Ramco-Gershenson Properties Trust	379,061
74,763	Raymond James Financial, Inc.	3,685,816
28,010	RE/MAX Holdings, Inc.	1,127,683
9,780	Realogy Holdings Corporation[e]	283,816
38,945	Renasant Corporation	1,259,092
40,900	Retail Properties of America, Inc.	691,210
3,567	Safety Insurance Group, Inc.	219,656
700	Sampo Oyj	28,628
43,043	Sandy Spring Bancorp, Inc.	1,250,830
4,604	Schroders plc	145,490
11,850	Selective Insurance Group, Inc.	452,788
11,160	Senior Housing Property Trust	232,463
34,670	Silver Bay Realty Trust Corporation REIT	590,430
528,170	SLM Corporation[e]	3,264,091
21,460	Sovran Self Storage, Inc.	2,251,583
102,429	Stifel Financial Corporation[e]	3,221,392
106,620	Stockland	378,022
34,920	Store Capital Corporation	1,028,394
72,323	Summit Hotel Properties, Inc.	957,557
29,640	SunTrust Banks, Inc.	1,217,611
55,119	SVB Financial Group[e]	5,245,124
4,500	Swiss Re AG	393,032
134,400	Synchrony Financial[e]	3,397,632
80,980	Synovus Financial Corporation	2,347,610
14,500	T&D Holdings, Inc.	123,134
1,000	Talanx AG	29,783
81,490	Talmer Bancorp, Inc.	1,562,163

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (41.3%)	Value
Financials (5.7%) - continued
252,390	TCF Financial Corporation	$3,192,733
95,824	TD Ameritrade Holding Corporation	2,728,588
69,081	Terreno Realty Corporation	1,787,125
10,710	Territorial Bancorp, Inc.	283,494
700	Tokio Marine Holdings, Inc.	23,304
2,110	Toronto-Dominion Bank	90,609
25,395	TriCo Bancshares	700,902
48,320	TrustCo Bank Corporation	309,731
6,220	Trustmark Corporation	154,567
7,600	U.S. Bancorp	306,508
7,130	Union Bankshares Corporation	176,182
64,020	United Community Banks, Inc.	1,170,926
73,700	United Financial Bancorp, Inc.	956,626
20,314	United Overseas Bank, Ltd.	279,885
4,920	Unum Group	156,407
15,440	Urstadt Biddle Properties, Inc.	382,603
11,050	Voya Financial, Inc.	273,598
4,640	Webster Financial Corporation	157,528
10,590	Wells Fargo & Company	501,225
26,466	Western Alliance Bancorp[e]	864,115
4,000	Wharf Holdings, Ltd.	24,410
6,000	Wheelock and Company, Ltd.	28,186
39,800	Wing Tai Holdings, Ltd.	48,310
12,970	Wintrust Financial Corporation	661,470
41,010	WisdomTree Investments, Inc.[f]	401,488
14,323	WSFS Financial Corporation	461,057
290,303	Zions Bancorporation	7,295,314

	Total	283,237,089

Health Care (5.3%)
183,682	Abbott Laboratories	7,220,539
5,330	AbbVie, Inc.	329,980
29,624	ABIOMED, Inc.[e]	3,237,607
46,796	Acadia Healthcare Company, Inc.[e,f]	2,592,498
12,090	Aceto Corporation	264,650
400	Actelion, Ltd.	67,359
30,250	Advaxis, Inc.[e]	244,723
20,900	Aetna, Inc.	2,552,517
99,278	Akorn, Inc.[e]	2,827,934
11,180	Albany Molecular Research, Inc.[e,f]	150,259
77,970	Alexion Pharmaceuticals, Inc.[e]	9,103,777
28,742	Align Technology, Inc.[e]	2,315,168
84,806	Allergan plc[e]	19,597,819
26,103	Allscripts Healthcare Solutions, Inc.[e]	331,508
23,701	AmerisourceBergen Corporation	1,879,963
24,700	Amgen, Inc.	3,758,105
12,014	AMN Healthcare Services, Inc.[e]	480,200
4,830	AmSurg Corporation[e]	374,518
26,870	Analogic Corporation	2,134,553
1,900	Astellas Pharmaceutical, Inc.	29,796
99,313	Asterias Biotherapeutics, Inc.[e,f]	238,351
2,584	Atrion Corporation	1,105,590
200	Bayer AG	20,087
21,724	BioMarin Pharmaceutical, Inc.[e]	1,690,127
2,790	Bio-Rad Laboratories, Inc.[e]	399,026
12,110	Boston Scientific Corporation[e]	283,011
10,160	Bristol-Myers Squibb Company	747,268
13,137	C.R. Bard, Inc.	3,089,297
16,710	Cambrex Corporation[e]	864,408
4,200	Cardinal Health, Inc.	327,642
54,482	Cardiovascular Systems, Inc.[e]	1,001,107
127,040	Celgene Corporation[e]	12,529,955
67,344	Centene Corporation[e]	4,806,341
79,704	Cerner Corporation[e]	4,670,654
4,330	Computer Programs and Systems, Inc.[f]	172,854
12,380	CONMED Corporation	590,897
5,760	Cooper Companies, Inc.	988,243
13,870	Cross Country Healthcare, Inc.[e]	193,070
58,590	Dentsply Sirona, Inc.	3,634,924
187,544	Depomed, Inc.[e,f]	3,679,613
17,350	Dexcom, Inc.[e]	1,376,376
61,390	Edwards Lifesciences Corporation[e]	6,122,425
54,720	Ensign Group, Inc.	1,149,667
92,415	Envision Healthcare Holdings, Inc.[e]	2,344,569
4,954	Essilor International SA	651,103
86,390	ExamWorks Group, Inc.[e]	3,010,692
47,600	Express Scripts Holding Company[e]	3,608,080
400	Gerresheimer AG	30,813
213,305	Gilead Sciences, Inc.	17,793,903
12,370	Global Blood Therapeutics, Inc.[e]	205,218
10,390	Globus Medical, Inc.[e]	247,594
25,950	HCA Holdings, Inc.[e]	1,998,410
47,987	HealthEquity, Inc.[e]	1,458,085
26,160	HealthSouth Corporation	1,015,531
24,540	Healthways, Inc.[e]	283,437
5,300	Hikma Pharmaceuticals plc	174,535
11,900	Hill-Rom Holdings, Inc.	600,355
66,300	Hologic, Inc.[e]	2,293,980
2,560	ICON plc[e]	179,226
35,929	Impax Laboratories, Inc.[e]	1,035,474
50,789	Inogen, Inc.[e]	2,545,037
94,917	Intersect ENT, Inc.[e]	1,227,277
45,526	Ironwood Pharmaceuticals, Inc.[e]	595,252
59,540	Kindred Healthcare, Inc.	672,207
700	Lonza Group AG	116,278
9,600	Magellan Health Services, Inc.[e]	631,392
91,628	Medtronic plc	7,950,562
156,690	Merck & Company, Inc.	9,026,911
2,100	Merck KGaA	213,451
7,008	Mettler-Toledo International, Inc.[e]	2,557,359
57,200	Mylan NVe	2,473,328
5,980	Myriad Genetics, Inc.[e]	182,988
19,634	National Healthcare Corporation	1,271,105
5,780	Natural Health Trends Corporation[f]	162,938
3,240	Neogen Corporation[e]	182,250
38,684	Neurocrine Biosciences, Inc.[e]	1,758,188
34,600	Nevro Corporation[e,f]	2,552,096
6,900	Novartis AG	569,516
6,900	Novo Nordisk AS	371,585
98,670	NuVasive, Inc.[e]	5,892,572
61,320	Omnicell, Inc.[e]	2,098,984
101,580	PerkinElmer, Inc.	5,324,824
36,230	Perrigo Company plc	3,284,974
299,980	Pfizer, Inc.	10,562,296
19,900	PharMerica Corporation[e]	490,734
8,600	Prothena Corporation plc[e]	300,656
6,210	Puma Biotechnology, Inc.[e]	184,996
7,900	Qiagen NVe	172,299
23,710	Quintiles Transnational Holdings, Inc.[e]	1,548,737
480	Regeneron Pharmaceuticals, Inc.[e]	167,630
65,300	Roche Holding AG ADR	2,151,635
800	Roche Holding AG-Genusschein	211,104
6,000	Sanofi	498,499
75,511	Team Health Holdings, Inc.[e]	3,071,032
54,235	Teleflex, Inc.	9,616,408
39,533	Triple-S Management Corporation[e]	965,791
54,986	UnitedHealth Group, Inc.	7,764,023
46,547	Universal Health Services, Inc.	6,241,953
14,240	VCA Antech, Inc.[e]	962,766
69,800	Veeva Systems, Inc.[e,f]	2,381,576

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (41.3%)	Value
Health Care (5.3%) - continued
118,464	Vertex Pharmaceuticals, Inc.[e]	$10,190,273
14,250	Waters Corporation[e]	2,004,263
8,480	Wellcare Health Plans, Inc.[e]	909,734
27,900	West Pharmaceutical Services, Inc.	2,117,052
39,950	Zoetis, Inc.	1,896,027

	Total	262,175,969

Industrials (4.6%)
84,213	3M Company	14,747,380
2,690	A.O. Smith Corporation	237,016
34,740	ABM Industries, Inc.	1,267,315
39,050	Actuant Corporation	882,920
2,000	Adecco SA	100,876
10,400	Advisory Board Company[e]	368,056
9,600	AECOM[e]	304,992
52,416	Aegion Corporation[e]	1,022,636
3,730	AerCap Holdings NVe	125,291
6,340	Aerovironment, Inc.[e]	176,252
24,400	AGCO Corporation	1,149,972
3,000	Aida Engineering, Ltd.	24,655
38,213	Air New Zealand, Ltd.	57,271
6,150	Allegion plc	426,994
7,970	Allison Transmission Holdings, Inc.	224,993
3,300	Amada Holdings Company, Ltd.	33,502
900	Andritz AG	42,676
5,320	Applied Industrial Technologies, Inc.	240,145
81,710	Ardmore Shipping Corporation	553,177
17,000	Asahi Glass Company, Ltd.	92,257
23,288	Astec Industries, Inc.	1,307,621
1,100	Atlas Copco Aktiebolag	28,569
35,010	AZZ, Inc.	2,099,900
31,976	B/E Aerospace, Inc.	1,476,492
2,700	Babcock International Group plc	32,644
45,820	Barnes Group, Inc.	1,517,558
14,810	Beacon Roofing Supply, Inc.[e]	673,411
38,480	Boeing Company	4,997,398
7,320	Brady Corporation	223,699
12,990	Briggs & Stratton Corporation	275,128
158,050	BWX Technologies, Inc.	5,653,448
56,660	Carlisle Companies, Inc.	5,987,829
16,880	Caterpillar, Inc.	1,279,673
15,000	Cathay Pacific Airways, Ltd.	22,006
15,630	CBIZ, Inc.[e]	162,708
18,520	CEB, Inc.	1,142,314
21,522	CIRCOR International, Inc.	1,226,539
47,813	CLARCOR, Inc.	2,908,465
30,300	Colfax Corporation[e]	801,738
46,638	Comfort Systems USA, Inc.	1,519,000
37,620	Commercial Vehicle Group, Inc.[e]	195,624
1,900	Compagnie de Saint-Gobain	72,021
44,310	Copart, Inc.[e]	2,171,633
94,450	CSX Corporation	2,463,256
6,340	Cummins, Inc.	712,870
33,480	Curtiss-Wright Corporation	2,820,690
4,000	Dai Nippon Printing Company, Ltd.	44,580
14,200	Danaher Corporation	1,434,200
2,862	Dart Group plc	20,079
200	DCC plc	17,600
369,770	Delta Air Lines, Inc.	13,470,721
5,170	Deluxe Corporation	343,133
3,100	Deutsche Post AG	87,335
1,000	DSV AS	42,048
300	East Japan Railway Company	27,802
95,864	EMCOR Group, Inc.	4,722,261
9,840	Emerson Electric Company	513,254
32,660	EnerSys	1,942,290
19,200	Equifax, Inc.	2,465,280
35,770	ESCO Technologies, Inc.	1,428,654
47,518	Federal Signal Corporation	612,032
3,110	Flowserve Corporation	140,479
600	Flughafen Zuerich AG	106,183
85,650	Fortune Brands Home and Security, Inc.	4,965,130
29,716	Franklin Electric Company, Inc.	982,114
1,400	Fraport AG Frankfurt Airport Services Worldwide	74,957
8,000	Fuji Electric Company, Ltd.	33,308
13,486	G & K Services, Inc.	1,032,623
2,961	Galliford Try plc	36,170
14,760	GasLog, Ltd.	191,585
44,800	Gener8 Maritime, Inc.[e]	286,720
44,844	Gibraltar Industries, Inc.[e]	1,415,725
83,889	Granite Construction, Inc.	3,821,144
7,800	Greenbrier Companies, Inc.	227,214
20,020	H&E Equipment Services, Inc.	380,981
13,350	Hackett Group, Inc.	185,164
4,000	Hankyu Hanshin Holdings, Inc.	29,826
110,170	Harsco Corporation	731,529
60,781	Healthcare Services Group, Inc.	2,515,118
40,576	Heico Corporation	2,710,882
15,720	Herman Miller, Inc.	469,871
23,720	Hexcel Corporation	987,701
1,600	Hitachi Transport System, Ltd.	26,321
13,153	HNI Corporation	611,483
600	Hochtief AG	77,467
34,234	Honeywell International, Inc.	3,982,099
10,574	Hub Group, Inc.[e]	405,724
19,750	Hubbell, Inc.	2,083,032
19,840	Huntington Ingalls Industries, Inc.	3,333,715
47,598	Huron Consulting Group, Inc.[e]	2,875,871
3,070	Illinois Tool Works, Inc.	319,771
2,100	Inaba Denki Sangyo Company, Ltd.	71,926
55,100	Ingersoll-Rand plc	3,508,768
16,340	Insperity, Inc.	1,261,938
5,590	Insteel Industries, Inc.	159,818
9,580	Interface, Inc.	146,095
5,300	Intrum Justitia AB	166,222
27,000	ITOCHU Corporation	330,297
10,570	ITT Corporation	338,029
34,163	JB Hunt Transport Services, Inc.	2,764,812
4,000	Kamigumi Company, Ltd.	36,971
18,980	KAR Auction Services, Inc.	792,225
46,814	Kforce, Inc.	790,688
10,000	KITZ Corporation	47,452
8,470	Knoll, Inc.	205,652
10,200	KONE Oyj	470,735
2,307	Koninklijke Boskalis Westminster NV	78,721
79,480	Korn/Ferry International	1,645,236
400	Kuehne & Nagel International AG	56,044
1,800	Kurita Water Industries, Ltd.	40,125
73,290	Lincoln Electric Holdings, Inc.	4,329,973
24,090	Manpower, Inc.	1,549,951
6,700	Marubeni Corporation	30,269
63,950	Masco Corporation	1,978,613
14,600	Meggitt plc	79,358
67,290	Meritor, Inc.[e]	484,488
23,508	Middleby Corporation[e]	2,709,297
3,900	MIRAIT Holdings Corporation	38,343
4,000	Mitsuboshi Belting, Ltd.	31,188
6,180	Moog, Inc.[e]	333,226
34,132	MSA Safety, Inc.	1,792,954
4,920	Mueller Industries, Inc.	156,850

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (41.3%)	Value
Industrials (4.6%) - continued
15,170	Mueller Water Products, Inc.	$173,241
78,267	Navigant Consulting, Inc.[e]	1,264,012
27,244	Nielsen Holdings plc	1,415,871
4,200	Nikkon Holdings Company, Ltd.	75,469
7,000	Nippon Express Company, Ltd.	31,988
7,000	Nitto Kogyo Corporation	87,027
16,726	Nordson Corporation	1,398,461
28,750	Norfolk Southern Corporation	2,447,487
8,730	Northrop Grumman Corporation	1,940,504
18,547	Old Dominion Freight Line, Inc.[e]	1,118,569
59,316	On Assignment, Inc.[e]	2,191,726
97,356	Oshkosh Corporation	4,644,855
5,480	Owens Corning, Inc.	282,330
2,520	Parker Hannifin Corporation	272,286
64,540	Pentair, Ltd.	3,762,037
57,492	PGT, Inc.[e]	592,168
41,416	Proto Labs, Inc.[e,f]	2,383,905
14,330	Quanex Building Products Corporation	266,395
1,700	Randstad Holding NV	67,985
83,780	Raven Industries, Inc.	1,586,793
11,800	Raytheon Company	1,604,210
22,050	Resources Connection, Inc.	325,899
6,960	Rexnord Corporation[e]	136,625
474	Rieter Holding AG	97,026
20,793	Ritchie Brothers Auctioneers, Inc.[f]	702,387
13,000	Rockwell Automation, Inc.	1,492,660
33,320	Rockwell Collins, Inc.[f]	2,836,865
16,062	Roper Industries, Inc.	2,739,535
4,400	Ryder System, Inc.	269,016
700	SAAB AB	21,829
32,913	Saia, Inc.[e]	827,433
6,100	Sanwa Holdings Corporation	55,449
700	Schindler Holding AG	126,734
100	Schindler Holding AG - REG	18,199
1,100	Skanska AB	23,033
10,770	SkyWest, Inc.	284,974
182,461	Southwest Airlines Company	7,154,296
17,260	Spirit Aerosystems Holdings, Inc.[e]	742,180
20,370	SPX FLOW, Inc.[e]	531,046
2,960	Stericycle, Inc.[e]	308,195
36,510	Tennant Company	1,966,794
11,690	Tetra Tech, Inc.	359,409
15,339	Textron, Inc.	560,794
9,800	Toro Company	864,360
1,000	TOTO, Ltd.	39,959
72,840	TransUnion[e]	2,435,770
1,000	Travis Perkins plc	19,730
6,290	TrueBlue, Inc.[e]	119,007
18,193	Tyco International plc	775,022
3,790	UniFirst Corporation	438,579
22,950	United Continental Holdings, Inc.[e]	941,868
45,100	United Parcel Service, Inc.	4,858,172
36,559	United Rentals, Inc.[e]	2,453,109
19,636	Universal Forest Products, Inc.	1,820,061
33,649	Universal Truckload Services, Inc.	434,072
20,200	WABCO Holdings, Inc.[e]	1,849,714
5,570	Wabtec Corporation	391,181
37,463	WageWorks, Inc.[e]	2,240,662
82,316	Waste Connections, Inc.	5,930,868
6,339	Watsco, Inc.	891,834
1,545	WSP Global, Inc.	47,261
78,550	Xylem, Inc.	3,507,257
22,310	YRC Worldwide, Inc.[e]	196,328
900	Yuasa Trading Company, Ltd.	18,568

	Total	231,949,129

Information Technology (8.8%)
8,256	Advanced Energy Industries, Inc.[e]	313,398
124,530	Agilent Technologies, Inc.	5,524,151
46,550	Akamai Technologies, Inc.[e]	2,603,541
14,100	Alliance Data Systems Corporation[e]	2,762,472
38,283	Alphabet, Inc., Class Ae	26,933,239
30,727	Alphabet, Inc., Class Ce	21,266,157
39,733	Ambarella, Inc.[e,f]	2,018,834
50,220	Amkor Technology, Inc.[e]	288,765
84,324	Amphenol Corporation	4,834,295
3,300	Analog Devices, Inc.	186,912
6,561	ANSYS, Inc.[e]	595,411
237,286	Apple, Inc.	22,684,542
148,402	Applied Materials, Inc.	3,557,196
77,728	Arista Networks, Inc.[e,f]	5,004,129
51,440	ARRIS International plc[e]	1,078,182
67,140	Aspen Technology, Inc.[e]	2,701,714
811	AtoS	66,866
16,860	AVX Corporation	228,959
20,653	Belden, Inc.	1,246,822
62,990	Blackhawk Network Holdings, Inc.[e]	2,109,535
151,330	Booz Allen Hamilton Holding Corporation	4,485,421
2,600	Broadcom, Ltd.	404,040
45,880	Broadridge Financial Solutions, Inc.	2,991,376
147,983	Brocade Communications Systems, Inc.	1,358,484
99,978	Brooks Automation, Inc.	1,121,753
29,440	CA, Inc.	966,515
22,502	Cabot Microelectronics Corporation	952,735
23,941	CACI International, Inc.[e]	2,164,506
3,800	Canon, Inc.	108,491
39,531	Cavium, Inc.[e,f]	1,525,897
10,420	CDK Global, Inc.	578,206
12,460	CDW Corporation	499,397
4,780	Check Point Software Technologies, Ltd.[e]	380,870
79,961	Ciena Corporation[e]	1,499,269
15,500	Cirrus Logic, Inc.[e]	601,245
542,390	Cisco Systems, Inc.	15,561,169
3,100	Citrix Systems, Inc.[e]	248,279
52,445	Cognex Corporation	2,260,379
23,550	Cognizant Technology Solutions Corporation[e]	1,348,002
8,660	Coherent, Inc.[e]	794,815
31,040	CommVault Systems, Inc.[e]	1,340,618
6,300	comScore, Inc.[e]	150,444
10,500	Comtech Telecommunications Corporation	134,820
35,940	Convergys Corporation	898,500
71,920	CoreLogic, Inc.[e]	2,767,482
30,080	Corning, Inc.	616,038
99,039	Criteo SA ADR[e]	4,547,871
8,640	CTS Corporation	154,829
42,141	Demandware, Inc.[e]	3,156,361
27,692	DST Systems, Inc.	3,224,179
28,670	EarthLink Holdings Corporation	183,488
56,250	eBay, Inc.[e]	1,316,812
117,850	EMC Corporation	3,201,984
48,850	Envestnet, Inc.[e]	1,627,193
18,190	EVERTEC, Inc.	282,673
15,640	ExlService Holdings, Inc.[e]	819,692
15,610	F5 Networks, Inc.[e]	1,777,042

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (41.3%)	Value
Information Technology (8.8%) - continued
43,452	Fabrinet[e]	$1,612,938
326,350	Facebook, Inc.[e]	37,295,278
21,680	FEI Company	2,317,158
107,260	Finisar Corporation[e]	1,878,123
25,680	Fitbit, Inc.[e]	313,810
111,380	FLIR Systems, Inc.	3,447,211
104,611	Fortinet, Inc.[e]	3,304,661
8,600	FUJIFILM Holdings NPV	333,684
24,590	Genpact, Ltd.[e]	659,996
103,517	Guidewire Software, Inc.[e]	6,393,210
2,100	Hoya Corporation	75,003
28,560	HP, Inc.	358,428
12,380	IAC/InterActiveCorporation	696,994
35,179	Imperva, Inc.[e]	1,513,049
120,810	Intel Corporation	3,962,568
1,200	ITOCHU Techno-Solutions Corporation	25,852
88,573	Ixia[e]	869,787
67,177	Juniper Networks, Inc.	1,510,811
6,730	Keysight Technologies, Inc.[e]	195,776
1,000	Kyocera Corporation	47,583
37,850	Lam Research Corporation[f]	3,181,671
17,900	Liberty Tripadvisor Holdings, Inc.[e]	391,652
15,260	Linear Technology Corporation	710,048
37,340	Lionbridge Technologies, Inc.[e]	147,493
11,955	Littelfuse, Inc.	1,412,961
23,430	M/A-COM Technology Solutions Holdings, Inc.[e]	772,721
20,794	Manhattan Associates, Inc.[e]	1,333,519
54,960	Marvell Technology Group, Ltd.	523,769
25,506	Maxim Integrated Products, Inc.	910,309
7,800	MAXIMUS, Inc.	431,886
11,730	Mentor Graphics Corporation	249,380
35,938	Methode Electronics, Inc.	1,230,158
101,000	Microsemi Corporation[e]	3,300,680
429,900	Microsoft Corporation	21,997,983
32,200	Mobileye NVe	1,485,708
71,101	Monolithic Power Systems, Inc.	4,857,620
2,230	Morningstar, Inc.	182,369
21,481	Nanometrics, Inc.[e]	446,590
77,830	National Instruments Corporation	2,132,542
3,700	NEC Networks & System Integration Corporation	65,505
5,340	NETGEAR, Inc.[e]	253,864
1,200	Nice, Ltd.	76,360
27,826	Nice, Ltd. ADR[f]	1,776,690
2,000	NS Solutions Corporation	30,824
167,966	NVIDIA Corporation	7,896,082
44,256	NXP Semiconductors NVe	3,467,015
230,400	Oclaro, Inc.[e,f]	1,124,352
17,290	ON Semiconductor Corporation[e]	152,498
273,370	Oracle Corporation	11,189,034
5,320	Palo Alto Networks, Inc.[e]	652,445
121,050	Pandora Media, Inc.[e,f]	1,507,072
51,100	Paylocity Holding Corporation[e,f]	2,207,520
454,078	PayPal Holdings, Inc.[e]	16,578,388
64,915	Pegasystems, Inc.	1,749,459
87,094	Progress Software Corporation[e]	2,391,601
70,655	Proofpoint, Inc.[e,f]	4,457,624
36,120	PTC, Inc.[e]	1,357,390
36,037	Q2 Holdings, Inc.[e]	1,009,757
51,127	QLIK Technologies, Inc.[e]	1,512,337
11,130	QUALCOMM, Inc.	596,234
6,360	Qualys, Inc.[e]	189,592
35,020	RealPage, Inc.[e]	781,997
35,100	Red Hat, Inc.[e]	2,548,260
326,230	Salesforce.com, Inc.[e]	25,905,924
7,480	ScanSource, Inc.[e]	277,583
23,498	ServiceNow, Inc.[e]	1,560,267
8,300	Shinko Electric Industries Company, Ltd.	40,654
48,540	ShoreTel, Inc.[e]	324,733
19,000	Symantec Corporation	390,260
70,964	Synopsys, Inc.[e]	3,837,733
400	TDK Corporation	22,390
2,810	Tech Data Corporation[e]	201,898
137,474	Teradyne, Inc.	2,706,863
7,430	Tessera Technologies, Inc.	227,655
88,950	Texas Instruments, Inc.	5,572,717
22,570	Trimble Navigation, Ltd.[e]	549,805
19,230	Tyler Technologies, Inc.[e]	3,205,833
100	U-Blox AG	21,557
25,827	Ultimate Software Group, Inc.[e]	5,431,160
600	United Internet AG	24,941
146,395	Virtusa Corporation[e]	4,227,888
317,630	Visa, Inc.	23,558,617
273,450	Xilinx, Inc.	12,614,248

	Total	438,841,600

Materials (1.9%)
35,100	Agnico Eagle Mines, Ltd.	1,877,850
700	Air Liquide SA	72,927
16,110	Air Products and Chemicals, Inc.	2,288,264
38,607	Albemarle Corporation	3,061,921
183,750	Alcoa, Inc.	1,703,362
2,100	Amcor, Ltd.	23,612
23,763	American Vanguard Corporation	359,059
21,100	Avery Dennison Corporation	1,577,225
32,991	Axalta Coating Systems, Ltd.[e]	875,251
21,829	Balchem Corporation	1,302,100
29,350	Ball Corporation	2,121,711
195,600	Barrick Gold Corporation	4,176,060
27,900	BHP Billiton, Ltd.	388,822
8,600	BillerudKorsnas AB	128,333
6,710	Boise Cascade Company[e]	153,995
2,500	Buzzi Unicem SPA	43,810
32,890	Cabot Corporation	1,501,757
5,220	Carpenter Technology Corporation	171,895
215	CCL Industries, Inc.	37,417
55,827	Celanese Corporation	3,653,877
65,135	Chemtura Corporation[e]	1,718,261
16,626	Clearwater Paper Corporation[e]	1,086,842
14,150	Continental Building Products, Inc.[e]	314,555
1,300	Croda International plc	54,572
77,310	Crown Holdings, Inc.[e]	3,917,298
21,600	Daicel Corporation	223,821
5,000	Denki Kagaku Kogyo KK	20,220
54,630	Dow Chemical Company	2,715,657
7,150	Eagle Materials, Inc.	551,622
5,740	Eastman Chemical Company	389,746
135,850	Eldorado Gold Corporation	611,325
800	Evonik Industries AG	23,847
38,310	Ferroglobe plc	329,849
82,573	FMC Corporation	3,823,956
153,920	Freeport-McMoRan, Inc.[f]	1,714,669
600	FUCHS PETROLUB SE	23,605
133,200	Goldcorp, Inc.	2,548,116
35,560	Graphic Packaging Holding Company	445,922
2,900	Hexpol AB	29,780
8,925	Ingevity Corporation[e]	303,807
5,730	Innophos Holdings, Inc.	241,863
15,373	Innospec, Inc.	707,004

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (41.3%)	Value
Materials (1.9%) - continued
89,950	International Paper Company	$3,812,081
1,800	JFE Holdings, Inc.	23,481
2,300	JSR Corporation	30,459
13,990	KapStone Paper and Packaging Corporation	182,010
234,450	Kinross Gold Corporation[e]	1,146,461
8,350	Koppers Holdings, Inc.[e]	256,596
500	LafargeHolcim, Ltd.	20,919
9,100	Martin Marietta Materials, Inc.	1,747,200
6,400	Materion Corporation	158,464
12,650	Minerals Technologies, Inc.	718,520
11,200	Mitsubishi Chemical Holdings Corporation	51,341
4,000	Mitsubishi Gas Chemical Company, Inc.	20,868
14,000	Mitsubishi Materials Corporation	33,521
127,510	Mosaic Company	3,338,212
65,565	Myers Industries, Inc.	944,136
107,860	Newmont Mining Corporation	4,219,483
900	Nippon Shokubai Company, Ltd.	51,765
45,669	Norsk Hydro ASA	167,186
2,300	Novozymes AS	110,448
59,760	Nucor Corporation	2,952,742
5,000	Oji Holdings Corporation	19,195
6,890	Olin Corporation	171,148
31,350	OMNOVA Solutions, Inc.[e]	227,287
12,500	Orora, Ltd.	25,954
114,500	Owens-Illinois, Inc.[e]	2,062,145
83,680	Packaging Corporation of America	5,600,702
9,550	PolyOne Corporation	336,542
22,490	Rayonier Advanced Materials, Inc.	305,639
15,600	Reliance Steel & Aluminum Company	1,199,640
828	Rio Tinto, Ltd.	28,641
12,650	Royal Gold, Inc.[f]	911,053
17,390	Schnitzer Steel Industries, Inc.	306,064
28,424	Scotts Miracle-Gro Company	1,987,122
38,850	Sealed Air Corporation	1,785,934
59,550	Silver Wheaton Corporation	1,401,212
41,290	Sonoco Products Company	2,050,461
130,702	Steel Dynamics, Inc.	3,202,199
25,350	Stillwater Mining Company[e]	300,651
2,000	Sumitomo Metal Mining Company, Ltd.	20,345
5,000	Sumitomo Seika Chemicals Company, Ltd.	27,855
104,000	Teck Resources, Ltd.[f]	1,369,680
5,000	Tosoh Corporation	23,063
8,698	UPM-Kymmene Oyj	159,790
19,150	Vulcan Materials Company	2,304,894
53,555	Westrock Company	2,081,683
196,900	Yamana Gold, Inc.	1,023,880
8,339	Yara International ASA	264,904

	Total	96,499,161

Telecommunications Services (0.3%)
44,180	AT&T, Inc.	1,909,018
3,399	BCE, Inc.	160,854
86,170	Cincinnati Bell, Inc.[e]	393,797
7,800	Elisa Oyj	299,702
14,120	FairPoint Communications, Inc.[e,f]	207,281
7,600	Freenet AG	195,728
18,820	General Communication, Inc.[e]	297,356
19,250	Inteliquent, Inc.	382,882
93,855	KCOM Group plc	131,817
29,647	Level 3 Communications, Inc.[e]	1,526,524
600	Millicom International Cellular SA	36,804
2,100	Nippon Telegraph & Telephone Corporation	98,479
7,400	Orange SAf	120,328
2,700	Proximus SA	85,802
35,886	SBA Communications Corporation[e]	3,873,535
9,200	Telefonica Deutschland Holding AG	37,896
98,639	Verizon Communications, Inc.	5,508,002
61,550	Vonage Holdings Corporation[e]	375,455

	Total	15,641,260

Utilities (1.0%)
33,840	Alliant Energy Corporation	1,343,448
31,820	American States Water Company	1,394,352
38,390	Aqua America, Inc.	1,368,987
17,960	Artesian Resources Corporation	609,203
77,840	Avista Corporation	3,487,232
6,970	California Water Service Group	243,462
34,510	CenterPoint Energy, Inc.	828,240
1,800	Chubu Electric Power Company, Inc.	25,616
15,200	Consolidated Water Company, Ltd.[f]	198,512
3,100	E.ON SE	31,294
47,190	Edison International, Inc.	3,665,247
45,100	Electricidade de Portugal SA	138,077
9,200	Enagas SAf	281,064
90,460	Eversource Energy	5,418,554
26,550	Exelon Corporation	965,358
25,510	Great Plains Energy, Inc.	775,504
88,510	MDU Resources Group, Inc.	2,124,240
7,670	Middlesex Water Company	332,725
8,810	New Jersey Resources Corporation	339,626
66,000	Osaka Gas Company, Ltd.	253,736
165,070	PG&E Corporation	10,551,274
12,340	Portland General Electric Company	544,441
41,300	Public Service Enterprise Group, Inc.	1,924,993
32,600	Redes Energeticas Nacionais SGPS SA	91,673
21,740	Renewable Energy Group, Inc.[e]	191,964
48,800	Southern Company	2,617,144
25,904	Southwest Gas Corporation	2,038,904
30,533	Spire, Inc.	2,162,958
106,564	Talen Energy Corporation[e]	1,443,942
5,000	Toho Gas Company, Ltd.	40,914
4,500	Tokyo Electric Power Company, Inc.[e]	19,058
12,900	United Utilities Group plc	178,799
4,524	Unitil Corporation	193,039
41,780	Vectren Corporation	2,200,553
1,400	Veolia Environnement SA	30,233
10,100	WEC Energy Group, Inc.	659,530

	Total	48,713,896

	Total Common Stock (cost $1,855,971,141)	2,060,412,708

	Registered Investment Companies (35.8%)
Affiliated Equity Holdings (28.5%)
24,752,802	Thrivent Large Cap Stock Portfolio	276,671,963
21,779,551	Thrivent Large Cap Value Portfolio	321,954,037
18,902,196	Thrivent Mid Cap Stock Portfolio	297,121,730
50,069,595	Thrivent Partner Worldwide Allocation Portfolio	438,990,180

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (35.8%)	Value
Affiliated Equity Holdings (28.5%) - continued
5,579,836	Thrivent Small Cap Stock Portfolio	$85,848,566

	Total	1,420,586,476

Affiliated Fixed Income Holdings (6.0%)
10,570,898	Thrivent High Yield Portfolio	49,040,510
14,968,237	Thrivent Income Portfolio	154,449,755
9,404,237	Thrivent Limited Maturity Bond Portfolio	92,316,696

	Total	295,806,961

Equity Funds/ETFs (0.8%)
4,780	iShares MSCI EAFE Index Fund	266,772
39,401	iShares Russell 2000 Growth Index Fund	5,405,029
39,509	iShares Russell 2000 Index Fund	4,542,350
15,870	iShares Russell 2000 Value Index Fund	1,544,151
43,350	Materials Select Sector SPDR Fund	2,008,839
103,631	SPDR S&P 500 ETF Trust	21,713,803
45,070	SPDR S&P Biotech ETF	2,437,836
570	SPDR S&P MidCap 400 ETF Trust	155,257
15,791	Utilities Select Sector SPDR Fund	828,554
11,530	VanEck Vectors Oil Services ETF[f]	337,252

	Total	39,239,843

Fixed Income Funds/ETFs (0.5%)
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,713,150
190,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	23,318,700

	Total	27,031,850

	Total Registered Investment Companies (cost $1,705,266,728)	1,782,665,130

Principal Amount	Long-Term Fixed Income (15.6%)
Asset-Backed Securities (0.7%)
	Access Group, Inc.
$361,526	0.946%, 2/25/2036[g,h]	350,375
	Ares CLO, Ltd.
1,275,000	1.921%, 10/12/2023*,h	1,269,537
750,000	2.106%, 11/15/2025*,h	749,151
	BA Credit Card Trust
650,000	0.822%, 6/15/2021[h]	649,529
	Betony CLO, Ltd.
350,000	2.138%, 4/15/2027*,h	347,560
	Capital One Multi-Asset Execution Trust
800,000	0.822%, 1/18/2022[h]	799,566
	Chase Issuance Trust
500,000	1.590%, 2/18/2020	505,173
375,000	1.620%, 7/15/2020	379,159
250,000	0.852%, 5/17/2021[h]	250,072
	Chesapeake Funding II, LLC
800,000	1.880%, 6/15/2028[g]	802,129
	Chesapeake Funding, LLC
172,505	0.915%, 1/7/2025[g,h]	172,401
	Countrywide Asset-Backed Certificates
79,114	5.329%, 4/25/2047	76,027
	DRB Prime Student Loan Trust
1,768,374	3.200%, 1/25/2040*	1,795,150
	Earnest Student Loan Program
3,000,000	3.020%, 5/25/2034[g]	3,003,595
	Edlinc Student Loan Funding Trust
278,850	3.388%, 10/1/2025*,h	280,185
	Enterprise Fleet Financing, LLC
5,782	1.060%, 3/20/2019[g]	5,782
278,005	0.870%, 9/20/2019[g]	277,676
	FirstEnergy Ohio PIRB Special Purpose Trust
121,929	0.679%, 1/15/2019	121,784
	Ford Credit Auto Owner Trust
485,000	2.260%, 11/15/2025[g]	494,754
	GoldenTree Loan Opportunities IX, Ltd.
400,000	2.148%, 10/29/2026*,h	398,720
	Golub Capital Partners CLO 22B, Ltd.
725,000	2.116%, 2/20/2027*,h	720,126
	Golub Capital Partners CLO 23M, Ltd.
350,000	2.118%, 5/5/2027*,h	347,535
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045	1,518,007
1,425,000	3.246%, 12/15/2047	1,513,326
	Morgan Stanley Capital, Inc.
937,235	0.603%, 2/25/2037[h]	533,063
	NCF Dealer Floorplan Master Trust
1,500,000	3.638%, 3/21/2022*,h	1,466,244
	OneMain Financial Issuance Trust
750,000	4.100%, 3/20/2028[g]	773,322
	OZLM VIII, Ltd.
385,000	2.073%, 10/17/2026*,h	383,703
	Race Point IX CLO, Ltd.
900,000	2.138%, 4/15/2027*,h	894,282
	Renaissance Home Equity Loan Trust
1,191,573	5.746%, 5/25/2036[i]	766,599
2,740,063	6.011%, 5/25/2036[i]	1,833,166
1,202,270	5.580%, 11/25/2036[i]	652,556
	SLM Student Loan Trust
342,790	1.042%, 7/15/2022[g,h]	342,423
497,666	1.042%, 8/15/2022[g,h]	497,264
237,163	1.038%, 4/25/2023[g,h]	236,915
450,000	1.492%, 5/17/2027[g,h]	449,183
	Sofi Consumer Loan Program, LLC
700,000	3.260%, 8/25/2025[g]	703,719
	SoFi Professional Loan Program, LLC
757,506	2.420%, 3/25/2030[g]	756,801
	U.S. Small Business Administration
509,816	3.191%, 3/10/2024	537,517
	Vericrest Opportunity Loan Transferee
1,287,361	3.375%, 10/25/2058*,i	1,273,846
402,427	3.500%, 2/25/2055*,i	400,171
	Vericrest Opportunity Loan Trust
1,181,468	4.250%, 3/26/2046*,i	1,189,410
	Volvo Financial Equipment, LLC
606,761	0.820%, 4/16/2018[g]	605,640

	Total	31,123,143

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Basic Materials (0.1%)
	Albemarle Corporation
$105,000	3.000%, 12/1/2019	$106,420
	Anglo American plc
772,000	3.625%, 5/14/2020[f,g]	742,085
	ArcelorMittal SA
670,000	6.500%, 3/1/2021[f]	688,425
	First Quantum Minerals, Ltd.
355,000	6.750%, 2/15/2020[g]	296,425
355,000	7.000%, 2/15/2021[g]	285,331
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[g]	250,905
	Glencore Funding, LLC
180,000	1.693%, 4/16/2018[g,h]	172,800
	NOVA Chemicals Corporation
1,100,000	5.250%, 8/1/2023[g]	1,105,500
	Novelis, Inc.
365,000	8.375%, 12/15/2017	373,213
500,000	8.750%, 12/15/2020	521,250
	Yamana Gold, Inc.
325,000	4.950%, 7/15/2024	319,735

	Total	4,862,089

Capital Goods (0.3%)
	AECOM
920,000	5.875%, 10/15/2024	943,000
	Aircastle, Ltd.
845,000	5.000%, 4/1/2023	858,689
	Ball Corporation
560,000	4.375%, 12/15/2020	589,050
	Building Materials Corporation of America
660,000	6.000%, 10/15/2025[g]	689,700
	Case New Holland, Inc.
450,000	7.875%, 12/1/2017	483,750
	Cemex Finance, LLC
900,000	9.375%, 10/12/2022[g]	990,000
	CNH Industrial Capital, LLC
370,000	4.375%, 11/6/2020[f]	373,700
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	683,400
	Fortive Corporation
370,000	1.800%, 6/15/2019[g]	372,374
270,000	4.300%, 6/15/2046[g]	286,901
	General Electric Company
607,000	5.000%, 12/29/2049[j]	644,027
	HD Supply, Inc.
860,000	5.750%, 4/15/2024[g]	894,400
	Huntington Ingalls Industries, Inc.
850,000	5.000%, 12/15/2021[g]	889,312
	L-3 Communications Corporation
455,000	3.950%, 5/28/2024	478,723
	Lockheed Martin Corporation
389,000	2.500%, 11/23/2020	401,396
448,000	4.500%, 5/15/2036	500,063
	Newell Rubbermaid, Inc.
224,000	2.600%, 3/29/2019	229,865
336,000	5.500%, 4/1/2046	399,748
	Northrop Grumman Corporation
350,000	3.850%, 4/15/2045	364,363
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[g]	961,200
	Pentair Finance SA
295,000	2.900%, 9/15/2018	297,988
	Republic Services, Inc.
335,000	2.900%, 7/1/2026[d]	339,747
	Reynolds Group Issuer, Inc.
629,634	5.750%, 10/15/2020	650,097
	Roper Industries, Inc.
601,000	2.050%, 10/1/2018	608,297
	Standard Industries, Inc.
415,000	5.500%, 2/15/2023[g]	424,338
	Textron, Inc.
150,000	5.600%, 12/1/2017	157,727
400,000	7.250%, 10/1/2019	459,962
	United Rentals North America, Inc.
1,340,000	5.500%, 7/15/2025	1,319,900
	Waste Management, Inc.
90,000	3.125%, 3/1/2025	94,104

	Total	16,385,821

Collateralized Mortgage Obligations (0.7%)
	Alm Loan Funding CLO
385,000	2.063%, 10/17/2026*,h	382,549
	Apidos CLO XVIII
375,000	2.047%, 7/22/2026*,h	374,264
	Babson CLO, Ltd.
385,000	2.023%, 10/17/2026*,h	382,547
	BCAP, LLC Trust
1,045,263	0.633%, 3/25/2037[h]	876,291
	Birchwood Park CLO, Ltd.
385,000	2.068%, 7/15/2026*,h	383,750
	BlueMountain CLO, Ltd.
385,000	2.108%, 10/15/2026*,h	384,709
	Carlyle Global Market Strategies CLO, Ltd.
385,000	1.934%, 7/20/2023*,h	383,554
400,000	2.128%, 10/15/2026*,h	399,389
	Cent CLO 16, LP
385,000	1.887%, 8/1/2024*,h	383,147
	Cent CLO 22, Ltd.
400,000	2.112%, 11/7/2026*,h	396,173
	Citigroup Mortgage Loan Trust, Inc.
385,933	5.500%, 11/25/2035	366,637
	CitiMortgage Alternative Loan Trust
1,299,243	5.750%, 4/25/2037	1,094,389
	Countrywide Alternative Loan Trust
493,227	2.649%, 10/25/2035	385,945
365,346	6.500%, 8/25/2036	227,375
249,979	6.000%, 1/25/2037	220,124
1,204,419	5.500%, 5/25/2037	963,253
1,121,270	7.000%, 10/25/2037	692,416
	Countrywide Home Loans, Inc.
477,760	5.750%, 4/25/2037	402,673
	Deutsche Alt-A Securities Mortgage Loan Trust
356,774	6.000%, 10/25/2021	310,338
	Dryden 34 Senior Loan Fund CLO
385,000	2.058%, 10/15/2026*,h	383,616

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	Federal Home Loan Mortgage Corporation
$2,782,832	4.000%, 7/15/2031[k]	$256,710
1,359,250	3.000%, 2/15/2033[k]	159,364
	Federal National Mortgage Association
2,747,943	3.500%, 1/25/2033[k]	352,979
	Galaxy XX CLO, Ltd.
1,200,000	2.084%, 7/20/2027*,h	1,189,378
	J.P. Morgan Mortgage Trust
834,457	2.708%, 10/25/2036	749,305
1,192,873	0.833%, 1/25/2037[h]	623,748
1,421,701	6.250%, 8/25/2037	1,066,193
	Limerock CLO III, LLC
1,150,000	2.164%, 10/20/2026*,h	1,119,695
	Madison Park Funding XIV CLO, Ltd.
425,000	2.084%, 7/20/2026*,h	424,208
	Madison Park Funding, Ltd.
1,100,000	1.916%, 8/15/2022*,h	1,095,744
	Magnetite XII, Ltd.
1,200,000	2.128%, 4/15/2027*,h	1,191,726
	MASTR Alternative Loans Trust
315,364	6.500%, 7/25/2034	317,807
725,854	0.903%, 12/25/2035[h]	333,824
	Merrill Lynch Alternative Note Asset Trust
300,690	6.000%, 3/25/2037	235,858
	Mountain View CLO, Ltd.
1,200,000	2.088%, 7/15/2027*,h	1,185,038
	Neuberger Berman CLO, Ltd.
300,000	2.107%, 8/4/2025*,h	299,197
	NZCG Funding CLO, Ltd.
1,200,000	2.184%, 4/27/2027*,h	1,192,310
	Octagon Investment Partners XX CLO, Ltd.
385,000	2.068%, 8/12/2026*,h	383,385
	OHA Loan Funding, Ltd.
1,150,000	2.164%, 10/20/2026*,h	1,149,560
	Pretium Mortgage Credit Partners, LLC
2,131,062	4.375%, 11/27/2030*	2,136,606
	Residential Asset Securitization Trust
1,147,031	0.833%, 8/25/2037[h]	303,699
	Sequoia Mortgage Trust
748,232	3.018%, 9/20/2046	598,251
	Shackleton VII CLO, Ltd.
1,200,000	2.168%, 4/15/2027*,h	1,193,858
	Symphony CLO VIII, Ltd.
368,053	1.729%, 1/9/2023*,h	367,240
	Symphony CLO XV, Ltd.
1,150,000	2.083%, 10/17/2026*,h	1,144,525
	TBW Mortgage-Backed Trust
3,291,612	5.965%, 7/25/2037	2,058,971
	Voya CLO 3, Ltd.
385,000	2.058%, 7/25/2026*,h	383,349
	WaMu Mortgage Pass Through Certificates
203,755	2.471%, 9/25/2036	183,670
397,024	2.484%, 10/25/2036	343,464
2,758,993	2.204%, 11/25/2036	2,428,474
1,648,602	1.397%, 9/25/2046[h]	1,356,898
	Washington Mutual Mortgage Pass Through Certificates
1,932,493	1.187%, 2/25/2047[h]	1,355,944
1,042,279	7.000%, 2/25/2036	750,732

	Total	37,324,849

Commercial Mortgage-Backed Securities (0.4%)
	Commercial Mortgage Pass-Through Certificates
780,000	1.498%, 6/8/2030[g,h]	779,512
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	2,833,874
	Credit Suisse Mortgage Capital Certificates
1,135,986	5.509%, 9/15/2039	1,135,410
	Federal National Mortgage Association
142,456	1.272%, 1/25/2017	142,482
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,810,292
	GS Mortgage Securities Trust
2,450,000	3.666%, 9/10/2047	2,669,175
1,825,000	3.734%, 11/10/2048	2,017,316
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.887%, 2/12/2049	1,323,531
	JPMBB Commercial Mortgage Securities Trust
1,175,000	3.231%, 1/15/2048	1,243,407
	Morgan Stanley Bank of America Merrill Lynch Trust
1,650,000	3.635%, 10/15/2048	1,799,727
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	917,267
	SCG Trust
425,000	1.842%, 11/15/2026[g,h]	424,361
	UBS Commercial Mortgage Trust
2,150,000	3.400%, 5/10/2045	2,307,681
	WFRBS Commercial Mortgage Trust
1,200,000	2.870%, 11/15/2045	1,256,735

	Total	20,660,770

Communications Services (0.8%)
	21st Century Fox America, Inc.
460,000	6.900%, 3/1/2019	523,376
	Altice Financing SA
770,000	6.625%, 2/15/2023[g]	756,040
	Altice US Finance I Corporation
910,000	5.500%, 5/15/2026[g]	910,000
	AMC Networks, Inc.
1,335,000	5.000%, 4/1/2024	1,321,483
	America Movil SAB de CV
425,000	1.656%, 9/12/2016[h]	425,106
288,000	5.000%, 10/16/2019	317,053
	American Tower Corporation
50,000	2.800%, 6/1/2020	51,166
560,000	3.300%, 2/15/2021	584,193
295,000	3.450%, 9/15/2021	307,054

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Communications Services (0.8%) - continued
	AT&T, Inc.
$212,000	5.875%, 10/1/2019	$239,833
165,000	1.561%, 6/30/2020[h]	164,354
349,000	3.875%, 8/15/2021	375,987
275,000	3.000%, 6/30/2022	281,620
784,000	6.350%, 3/15/2040	941,239
355,000	5.550%, 8/15/2041	397,730
450,000	5.150%, 3/15/2042	485,533
275,000	4.750%, 5/15/2046	281,840
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[g]	325,596
	CCO Holdings, LLC
900,000	5.875%, 4/1/2024[g]	933,750
	CenturyLink, Inc.
775,000	6.450%, 6/15/2021	787,594
175,000	7.500%, 4/1/2024	176,531
	Charter Communications Operating, LLC
452,000	6.834%, 10/23/2055[g]	537,434
288,000	3.579%, 7/23/2020[g]	301,088
448,000	4.908%, 7/23/2025[g]	489,799
	Clear Channel Worldwide Holdings, Inc.
995,000	6.500%, 11/15/2022	995,000
	Columbus International, Inc.
895,000	7.375%, 3/30/2021[g]	945,120
	Comcast Corporation
360,000	2.750%, 3/1/2023	377,013
960,000	4.400%, 8/15/2035	1,082,877
140,000	4.650%, 7/15/2042	160,652
677,000	4.750%, 3/1/2044	789,398
	Cox Communications, Inc.
184,000	9.375%, 1/15/2019[g]	214,354
	Crown Castle International Corporation
521,000	3.400%, 2/15/2021	543,890
931,000	5.250%, 1/15/2023	1,044,638
200,000	3.700%, 6/15/2026	206,338
	Digicel, Ltd.
1,295,000	6.000%, 4/15/2021*	1,110,074
	Dish DBS Corporation
875,000	5.875%, 7/15/2022	850,938
	FairPoint Communications, Inc.
685,000	8.750%, 8/15/2019[g]	674,725
	Frontier Communications Corporation
1,090,000	8.875%, 9/15/2020	1,163,575
	Hughes Satellite Systems Corporation
567,000	6.500%, 6/15/2019	612,360
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	923,450
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	332,488
	Neptune Finco Corporation
225,000	10.875%, 10/15/2025[g]	257,202
	Numericable-SFR SA
1,165,000	6.000%, 5/15/2022[g]	1,132,963
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026	235,924
	Quebecor Media, Inc.
610,000	5.750%, 1/15/2023	619,150
	S&P Global, Inc.
448,000	3.300%, 8/14/2020	468,759
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[g]	367,847
	Sprint Communications, Inc.
650,000	9.000%, 11/15/2018[g]	692,250
	Sprint Corporation
640,000	7.625%, 2/15/2025	506,400
	Telefonica Emisiones SAU
244,000	3.192%, 4/27/2018	250,534
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	598,651
	Time Warner, Inc.
968,000	3.600%, 7/15/2025	1,024,284
265,000	6.250%, 3/29/2041	333,491
	T-Mobile USA, Inc.
1,040,000	6.125%, 1/15/2022	1,090,700
	Unitymedia Hessen GmbH & Company KG
385,000	5.500%, 1/15/2023[g]	386,925
	Univision Communications, Inc.
450,000	5.125%, 5/15/2023[g]	446,625
200,000	5.125%, 2/15/2025[g]	197,750
	UPCB Finance V, Ltd.
567,000	7.250%, 11/15/2021[g]	591,098
	Verizon Communications, Inc.
350,000	1.426%, 6/17/2019[h]	351,771
1,025,000	3.000%, 11/1/2021	1,076,634
1,008,000	5.150%, 9/15/2023	1,173,943
78,000	5.050%, 3/15/2034	86,572
319,000	4.272%, 1/15/2036	326,469
748,000	4.522%, 9/15/2048	778,893

	Total	36,937,124

Consumer Cyclical (0.5%)
	Automatic Data Processing, Inc.
100,000	3.375%, 9/15/2025	108,742
	Cinemark USA, Inc.
1,130,000	4.875%, 6/1/2023	1,118,700
	CVS Health Corporation
110,000	2.250%, 8/12/2019	112,968
870,000	4.875%, 7/20/2035	1,038,698
360,000	5.125%, 7/20/2045	446,607
	Delphi Automotive plc
560,000	3.150%, 11/19/2020	576,017
	eBay, Inc.
225,000	2.500%, 3/9/2018	229,106
	Ford Motor Company
205,000	7.450%, 7/16/2031	274,877
	Ford Motor Credit Company, LLC
1,036,000	5.000%, 5/15/2018	1,097,677
450,000	2.943%, 1/8/2019	463,117
	General Motors Company
220,000	6.600%, 4/1/2036	252,276
429,000	6.250%, 10/2/2043	476,556
	General Motors Financial Company, Inc.
630,000	3.250%, 5/15/2018	643,059
332,000	3.700%, 11/24/2020	341,100
224,000	4.200%, 3/1/2021	234,338

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Consumer Cyclical (0.5%) - continued
$385,000	4.300%, 7/13/2025	$395,004
	GLP Capital, LP
610,000	4.375%, 4/15/2021	628,300
	Goodyear Tire & Rubber Company
985,000	5.125%, 11/15/2023	1,017,013
	Hilton Worldwide Finance, LLC
1,100,000	5.625%, 10/15/2021	1,138,500
	Home Depot, Inc.
184,000	2.625%, 6/1/2022	192,563
280,000	3.000%, 4/1/2026	297,576
	Hyundai Capital America
336,000	2.400%, 10/30/2018[g]	340,693
336,000	3.000%, 10/30/2020[g]	347,545
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[g]	654,412
	KB Home
503,000	4.750%, 5/15/2019	504,257
	L Brands, Inc.
630,000	5.625%, 2/15/2022	677,880
	Lennar Corporation
630,000	4.125%, 12/1/2018	636,300
660,000	4.875%, 12/15/2023	661,650
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[g]	205,500
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	349,741
	MGM Resorts International
915,000	6.000%, 3/15/2023[f]	965,325
	MGP Escrow Issuer, LLC
758,000	5.625%, 5/1/2024[g]	801,585
	PulteGroup, Inc.
940,000	4.250%, 3/1/2021	969,140
	Rite Aid Corporation
880,000	6.125%, 4/1/2023[g]	939,400
	Six Flags Entertainment Corporation
920,000	5.250%, 1/15/2021[g]	948,750
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	108,500
186,000	4.000%, 12/31/2018	192,789
	West Corporation
1,065,000	5.375%, 7/15/2022[g]	990,450
	ZF North America Capital, Inc.
970,000	4.500%, 4/29/2022[g]	983,338

	Total	22,360,049

Consumer Non-Cyclical (0.8%)
	AbbVie, Inc.
315,000	2.500%, 5/14/2020	322,032
540,000	3.600%, 5/14/2025	565,828
560,000	4.450%, 5/14/2046	567,863
	Actavis Funding SCS
336,000	3.800%, 3/15/2025	350,054
675,000	4.550%, 3/15/2035	693,712
1,008,000	4.850%, 6/15/2044	1,061,557
	Altria Group, Inc.
925,000	2.850%, 8/9/2022	968,871
	Amgen, Inc.
150,000	2.125%, 5/1/2020	152,369
224,000	2.700%, 5/1/2022	230,526
300,000	3.125%, 5/1/2025	312,969
	Anheuser-Busch InBev Finance, Inc.
240,000	1.897%, 2/1/2021[h]	247,278
1,234,000	3.650%, 2/1/2026	1,321,918
1,120,000	4.700%, 2/1/2036	1,258,575
560,000	4.900%, 2/1/2046	656,232
	Aramark Services, Inc.
680,000	4.750%, 6/1/2026[g]	666,400
	B&G Foods, Inc.
480,000	4.625%, 6/1/2021	480,000
	BAT International Finance plc
220,000	1.163%, 6/15/2018[g,h]	219,580
	Becton, Dickinson and Company
577,000	6.375%, 8/1/2019	657,185
	Biogen, Inc.
210,000	3.625%, 9/15/2022	222,917
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	227,676
325,000	3.850%, 5/15/2025	343,770
	BRF SA
294,000	4.750%, 5/22/2024[g]	291,795
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	329,735
305,000	3.500%, 11/24/2020	319,706
	Cardinal Health, Inc.
120,000	1.950%, 6/15/2018	121,391
138,000	4.900%, 9/15/2045	153,805
	Celgene Corporation
495,000	2.875%, 8/15/2020	511,894
120,000	3.550%, 8/15/2022	125,721
495,000	5.000%, 8/15/2045	545,163
	Centene Escrow Corporation
900,000	5.625%, 2/15/2021[g]	938,250
	CHS/Community Health Systems, Inc.
975,000	7.125%, 7/15/2020[f]	903,913
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	142,382
	Cigna Corporation
215,000	5.375%, 2/15/2042	254,463
	ConAgra Foods, Inc.
168,000	7.125%, 10/1/2026	218,295
	EMD Finance, LLC
235,000	1.006%, 3/17/2017[g,h]	234,862
280,000	2.950%, 3/19/2022[g]	286,875
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[g]	815,900
	Envision Healthcare Corporation
970,000	5.125%, 7/1/2022[g]	974,850
	Express Scripts Holding Company
224,000	3.900%, 2/15/2022	240,055
525,000	4.500%, 2/25/2026	576,788
90,000	3.400%, 3/1/2027	89,886
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[g]	690,637
	Gilead Sciences, Inc.
120,000	2.550%, 9/1/2020	124,691
	Grifols Worldwide Operations, Ltd.
790,000	5.250%, 4/1/2022	803,825
	H. J. Heinz Company
350,000	3.500%, 7/15/2022[g]	371,721

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Consumer Non-Cyclical (0.8%) - continued
	HCA, Inc.
$670,000	3.750%, 3/15/2019	$693,450
585,000	5.250%, 6/15/2026	607,303
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[g]	463,402
	JBS USA, LLC
670,000	5.750%, 6/15/2025[g]	629,800
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	515,071
	Laboratory Corporation of America Holdings
165,000	2.625%, 2/1/2020	168,529
	LifePoint Health, Inc.
750,000	5.500%, 12/1/2021	781,875
250,000	5.375%, 5/1/2024[g]	250,625
	McKesson Corporation
448,000	3.796%, 3/15/2024	485,047
225,000	4.883%, 3/15/2044	256,589
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	208,936
	Medco Health Solutions, Inc.
176,000	7.125%, 3/15/2018	192,150
	Medtronic plc
1,085,000	4.375%, 3/15/2035	1,227,287
	Merck & Company, Inc.
175,000	1.005%, 2/10/2020[h]	175,064
88,000	3.700%, 2/10/2045	93,251
	Mondelez International, Inc.
247,000	1.157%, 2/1/2019[h]	246,601
	Mylan NV
450,000	3.000%, 12/15/2018[g]	460,711
175,000	3.750%, 12/15/2020[g]	182,451
650,000	3.150%, 6/15/2021[g]	659,326
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	471,233
	Pernod Ricard SA
400,000	3.250%, 6/8/2026[g]	409,393
	Perrigo Finance Unlimited Company
675,000	3.500%, 3/15/2021	698,435
	Reynolds American, Inc.
235,000	2.300%, 8/21/2017	237,855
672,000	5.700%, 8/15/2035	818,378
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[g]	382,754
	SABMiller Holdings, Inc.
184,000	3.750%, 1/15/2022[g]	197,292
	Safeway, Inc.
10,000	3.400%, 12/1/2016	9,975
	Spectrum Brands Escrow Corporation
300,000	6.375%, 11/15/2020	313,125
	Spectrum Brands, Inc.
470,000	5.750%, 7/15/2025	489,388
	Tenet Healthcare Corporation
1,255,000	8.125%, 4/1/2022	1,286,124
	Thermo Fisher Scientific, Inc.
168,000	3.000%, 4/15/2023	171,507
	TreeHouse Foods, Inc.
450,000	4.875%, 3/15/2022	459,000
	UnitedHealth Group, Inc.
1,010,000	4.625%, 7/15/2035	1,173,011
1,495,000	6.125%, 4/15/2025[g]	1,199,737

	Total	38,208,590

Energy (0.4%)
	Anadarko Petroleum Corporation
320,000	4.850%, 3/15/2021	339,396
	Antero Resources Corporation
240,000	5.125%, 12/1/2022	230,400
500,000	5.625%, 6/1/2023	485,000
	Boardwalk Pipelines, Ltd.
310,000	5.875%, 11/15/2016	314,292
220,000	5.950%, 6/1/2026	231,092
	BP Capital Markets plc
452,000	3.062%, 3/17/2022	467,034
665,000	3.535%, 11/4/2024	700,728
120,000	3.119%, 5/4/2026	122,576
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	292,065
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	584,820
	CNOOC Nexen Finance
345,000	1.625%, 4/30/2017	345,564
	CNPC General Capital, Ltd.
192,000	2.750%, 4/19/2017[g]	194,064
	Columbia Pipeline Group, Inc.
450,000	2.450%, 6/1/2018	451,451
	Concho Resources, Inc.
625,000	6.500%, 1/15/2022	639,844
629,634	5.500%, 10/1/2022	632,782
	ConocoPhillips Company
280,000	4.200%, 3/15/2021	303,167
336,000	5.950%, 3/15/2046	418,065
	Crestwood Midstream Partners, LP
400,000	6.125%, 3/1/2022	370,000
	Devon Energy Corporation
340,000	3.250%, 5/15/2022[f]	329,730
224,000	5.850%, 12/15/2025	247,091
	Ecopetrol SA
220,000	5.875%, 9/18/2023	226,600
	Enbridge Energy Partners, LP
560,000	4.375%, 10/15/2020	574,727
	Enbridge, Inc.
245,000	1.136%, 6/2/2017[f,h]	240,717
	Energy Transfer Partners, LP
914,000	4.650%, 6/1/2021	943,689
265,000	4.900%, 3/15/2035	234,119
	Enterprise Products Operating, LLC
300,000	5.250%, 1/31/2020	333,409
172,000	5.100%, 2/15/2045	188,239
	EQT Corporation
162,000	5.150%, 3/1/2018	165,409
118,000	8.125%, 6/1/2019	130,000
250,000	4.875%, 11/15/2021	265,830
	Exxon Mobil Corporation
180,000	4.114%, 3/1/2046	203,007
	Kinder Morgan, Inc.
225,000	5.550%, 6/1/2045	228,618
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	356,339

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Energy (0.4%) - continued
$90,000	4.200%, 3/15/2045	$82,256
	Marathon Oil Corporation
460,000	2.700%, 6/1/2020	433,178
	Marathon Petroleum Corporation
165,000	3.400%, 12/15/2020	170,569
176,000	4.750%, 9/15/2044	150,080
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[g]	488,250
	Newfield Exploration Company
850,000	5.625%, 7/1/2024	850,000
	Noble Energy, Inc.
202,000	5.625%, 5/1/2021	210,421
	Petrobras International Finance Company
448,000	5.750%, 1/20/2020	432,813
	Petroleos Mexicanos
324,000	5.500%, 2/4/2019[g]	340,524
189,000	2.378%, 4/15/2025	195,088
	Pioneer Natural Resources Company
121,000	3.450%, 1/15/2021	124,942
225,000	4.450%, 1/15/2026	245,137
	Regency Energy Partners, LP
670,000	5.000%, 10/1/2022	687,487
	Rice Energy, Inc.
750,000	6.250%, 5/1/2022	744,375
	Sabine Pass Liquefaction, LLC
670,000	5.625%, 3/1/2025	667,487
	Schlumberger Holdings Corporation
165,000	3.000%, 12/21/2020[g]	172,088
	Shell International Finance BV
165,000	1.080%, 5/11/2020[h]	162,835
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	283,953
	Sunoco Logistics Partners Operations, LP
760,000	4.400%, 4/1/2021	800,889
	Targa Resources Partners, LP
540,000	6.625%, 10/1/2020	550,800
	Weatherford International, Ltd.
680,000	8.250%, 6/15/2023[f]	646,000

	Total	20,229,036

Financials (1.3%)
	ABN AMRO Bank NV
450,000	4.750%, 7/28/2025[g]	467,136
	ACE INA Holdings, Inc.
448,000	2.300%, 11/3/2020	460,605
335,000	4.350%, 11/3/2045	385,391
	AerCap Ireland Capital, Ltd.
220,000	3.750%, 5/15/2019	221,650
925,000	5.000%, 10/1/2021	962,000
	Aetna, Inc.
350,000	2.400%, 6/15/2021	357,099
480,000	2.800%, 6/15/2023	490,322
225,000	3.200%, 6/15/2026	231,485
345,000	4.250%, 6/15/2036	356,445
	Air Lease Corporation
220,000	2.125%, 1/15/2018	218,900
90,000	2.625%, 9/4/2018	89,981
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	441,100
475,000	4.125%, 3/30/2020	476,187
	American Express Credit Corporation
350,000	1.197%, 3/18/2019[h]	348,361
	American International Group, Inc.
150,000	3.300%, 3/1/2021	154,966
336,000	4.125%, 2/15/2024	354,457
150,000	3.900%, 4/1/2026	154,580
	Aon plc
168,000	3.875%, 12/15/2025	177,196
	Argos Merger Sub, Inc.
1,080,000	7.125%, 3/15/2023[g]	1,112,400
	Avalonbay Communities, Inc.
500,000	3.500%, 11/15/2025	526,268
	Aviation Capital Group Corporation
132,000	3.875%, 9/27/2016[g]	132,189
	Banco Santander Chile
435,000	1.529%, 4/11/2017[g,h]	434,456
	Bank of America Corporation
370,000	1.717%, 3/22/2018[h]	371,936
295,000	1.495%, 4/1/2019[h]	294,362
350,000	2.625%, 10/19/2020	355,578
595,000	3.300%, 1/11/2023	612,342
448,000	4.000%, 4/1/2024	478,147
450,000	4.000%, 1/22/2025	458,690
336,000	3.500%, 4/19/2026	347,218
561,000	5.875%, 2/7/2042	708,130
448,000	8.000%, 12/29/2049[j]	445,200
	Bank of New York Mellon Corporation
560,000	2.500%, 4/15/2021	580,283
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[g]	149,380
	Barclays Bank plc
112,000	10.179%, 6/12/2021[g]	141,011
	Barclays plc
264,000	2.750%, 11/8/2019	262,137
448,000	3.650%, 3/16/2025	430,783
	BB&T Corporation
150,000	1.343%, 1/15/2020[h]	148,830
	BBVA Banco Continental SA
350,000	2.250%, 7/29/2016[g]	349,237
	Berkshire Hathaway, Inc.
280,000	2.750%, 3/15/2023	289,305
	BPCE SA
258,000	5.700%, 10/22/2023[g]	276,721
	Caisse Centrale Desjardins du Quebec
210,000	1.303%, 1/29/2018[g,h]	209,438
	Capital One Financial Corporation
321,000	6.150%, 9/1/2016	323,497
235,000	2.450%, 4/24/2019	238,610
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	920,837
	Citigroup, Inc.
245,000	1.401%, 4/8/2019[h]	244,075
368,000	2.650%, 10/26/2020	374,485
450,000	2.700%, 3/30/2021	458,007
244,000	4.050%, 7/30/2022	257,077
685,000	4.400%, 6/10/2025	716,242
925,000	4.650%, 7/30/2045	1,016,509
	Citizens Bank NA
625,000	2.300%, 12/3/2018	633,179

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.3%) - continued
	CoBank ACB
$120,000	1.253%, 6/15/2022[h]	$111,606
	Compass Bank
30,000	2.750%, 9/29/2019	29,627
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
228,000	3.950%, 11/9/2022	235,793
	Credit Agricole SA
290,000	1.428%, 4/15/2019[g,h]	288,999
	Credit Suisse AG
231,000	5.400%, 1/14/2020	250,769
	Credit Suisse Group Funding Guernsey, Ltd.
375,000	4.550%, 4/17/2026[g]	389,017
	Credit Suisse Group Funding, Ltd.
672,000	2.750%, 3/26/2020	663,467
448,000	3.750%, 3/26/2025	438,482
	CyrusOne, LP
630,000	6.375%, 11/15/2022	655,200
	Deutsche Bank AG
675,000	3.375%, 5/12/2021	677,323
	Digital Realty Trust LP
280,000	3.400%, 10/1/2020	291,030
	Discover Bank
510,000	8.700%, 11/18/2019	600,532
	Discover Financial Services
188,000	6.450%, 6/12/2017	195,490
	Duke Realty, LP
88,000	3.875%, 2/15/2021	93,091
264,000	4.375%, 6/15/2022	286,857
	ERP Operating, LP
90,000	3.375%, 6/1/2025	94,928
	European Investment Bank
445,000	1.875%, 3/15/2019	455,733
	Fifth Third Bancorp
286,000	5.450%, 1/15/2017	292,368
148,000	2.875%, 7/27/2020	154,240
145,000	2.875%, 10/1/2021	149,769
	GE Capital International Funding Company
919,000	4.418%, 11/15/2035[g]	1,030,738
	Genworth Financial, Inc.
248,000	7.700%, 6/15/2020	220,720
	Goldman Sachs Group, Inc.
390,000	1.838%, 4/30/2018[h]	392,025
205,000	1.726%, 11/15/2018[h]	205,500
909,000	5.375%, 3/15/2020	1,011,098
210,000	1.798%, 4/23/2020[h]	209,388
896,000	5.250%, 7/27/2021	1,011,120
224,000	3.500%, 1/23/2025	230,162
400,000	4.800%, 7/8/2044	442,794
184,000	5.150%, 5/22/2045	191,960
390,000	4.750%, 10/21/2045	429,891
	Hartford Financial Services Group, Inc.
544,000	5.125%, 4/15/2022	618,688
	HBOS plc
558,000	6.750%, 5/21/2018[g]	598,512
	HCP, Inc.
705,000	4.000%, 12/1/2022	731,932
176,000	3.400%, 2/1/2025	170,179
	HSBC Bank plc
495,000	1.266%, 5/15/2018[g,h]	492,898
	HSBC Holdings plc
450,000	3.400%, 3/8/2021	463,691
350,000	3.600%, 5/25/2023	357,690
425,000	3.900%, 5/25/2026	437,247
336,000	6.375%, 12/29/2049[j]	320,040
450,000	6.875%, 12/29/2049[j]	447,750
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	67,264
	Huntington National Bank
250,000	2.200%, 11/6/2018	253,061
	Icahn Enterprises, LP
625,000	6.000%, 8/1/2020	617,187
	ING Capital Funding Trust III
265,000	4.231%, 12/29/2049[h,j]	257,381
	Intesa Sanpaolo SPA
450,000	5.250%, 1/12/2024	478,952
	J.P. Morgan Chase & Company
326,000	6.300%, 4/23/2019	366,461
165,000	2.250%, 1/23/2020	167,269
560,000	4.500%, 1/24/2022	623,193
336,000	3.200%, 1/25/2023	348,273
575,000	2.700%, 5/18/2023	580,848
352,000	3.625%, 5/13/2024	373,773
690,000	3.125%, 1/23/2025	705,408
360,000	3.300%, 4/1/2026	372,537
582,000	7.900%, 4/29/2049[j]	593,640
	KeyBank NA
365,000	2.350%, 3/8/2019	372,818
	KeyCorp
300,000	2.900%, 9/15/2020	310,286
	Liberty Mutual Group, Inc.
445,000	4.950%, 5/1/2022[g]	491,757
	Liberty Property, LP
618,000	3.750%, 4/1/2025	636,986
	Lincoln National Corporation
336,000	7.000%, 6/15/2040	432,695
	Lloyds Bank plc
235,000	1.175%, 3/16/2018[h]	233,733
225,000	4.650%, 3/24/2026	227,838
	Merrill Lynch & Company, Inc.
675,000	6.400%, 8/28/2017	712,236
	MetLife, Inc.
355,000	4.050%, 3/1/2045	349,713
	Mizuho Bank, Ltd.
282,000	1.850%, 3/21/2018[g]	284,001
	Morgan Stanley
1,018,000	6.625%, 4/1/2018	1,103,281
260,000	1.918%, 4/25/2018[h]	262,511
210,000	1.774%, 1/27/2020[h]	210,811
280,000	2.500%, 4/21/2021	282,929
155,000	4.875%, 11/1/2022	169,734
275,000	4.000%, 7/23/2025	294,467
540,000	4.350%, 9/8/2026	564,903
220,000	4.300%, 1/27/2045	231,560
560,000	5.550%, 12/29/2049[f,j]	554,736
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	772,125
450,000	5.500%, 5/1/2024	461,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

30

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.3%) - continued
	Nasdaq, Inc.
$295,000	3.850%, 6/30/2026	$299,725
	National City Corporation
288,000	6.875%, 5/15/2019	324,620
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	147,702
	Quicken Loans, Inc.
980,000	5.750%, 5/1/2025[g]	945,700
	Realty Income Corporation
58,000	2.000%, 1/31/2018	58,482
	Regions Bank
250,000	7.500%, 5/15/2018	274,174
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	251,665
336,000	3.200%, 2/8/2021	345,844
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	108,003
252,000	5.000%, 6/1/2021	278,992
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[g]	234,540
	Royal Bank of Scotland Group plc
448,000	7.500%, 12/29/2049[j]	409,920
	Santander Holdings USA, Inc.
295,000	3.450%, 8/27/2018	301,112
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	377,064
325,000	4.750%, 9/15/2025[g]	320,782
	Santander UK plc
132,000	3.050%, 8/23/2018	135,120
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	121,806
150,000	2.500%, 9/1/2020	155,139
400,000	2.750%, 2/1/2023	411,694
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[g]	371,479
	State Street Corporation
233,000	1.526%, 8/18/2020[h]	233,850
	Sumitomo Mitsui Banking Corporation
250,000	1.213%, 1/16/2018[h]	249,467
	Svenska Handelsbanken AB
330,000	1.146%, 6/17/2019[h]	327,778
	Synchrony Financial
140,000	1.867%, 2/3/2020[h]	135,621
155,000	3.750%, 8/15/2021	160,570
625,000	4.250%, 8/15/2024	646,831
	Toronto-Dominion Bank
165,000	1.586%, 12/14/2020[h]	165,926
	UBS Group Funding Jersey, Ltd.
560,000	2.950%, 9/24/2020[g]	569,503
336,000	4.125%, 9/24/2025[g]	348,280
	UnitedHealth Group, Inc.
100,000	3.350%, 7/15/2022	106,982
	USB Realty Corporation
140,000	1.775%, 12/29/2049[g,h,j]	111,825
	Voya Financial, Inc.
344,000	2.900%, 2/15/2018	350,438
	Wells Fargo & Company
210,000	1.318%, 1/30/2020[h]	208,702
450,000	2.550%, 12/7/2020	463,113
1,317,000	3.450%, 2/13/2023	1,362,737
350,000	3.000%, 2/19/2025	358,479
450,000	3.000%, 4/22/2026	458,708
430,000	4.900%, 11/17/2045	470,551
	Welltower, Inc.
58,000	2.250%, 3/15/2018	58,596
185,000	3.750%, 3/15/2023	191,739
165,000	4.000%, 6/1/2025	173,416

	Total	64,805,056

Foreign Government (<0.1%)
	Argentina Government International Bond
500,000	7.125%, 7/6/2036[g]	500,000
250,000	6.250%, 4/22/2019[g]	260,625
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	208,120
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[g]	338,803

	Total	1,307,548

Mortgage-Backed Securities (4.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
18,800,000	3.000%, 7/1/2031[d]	19,721,640
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
12,300,000	4.000%, 7/1/2046[d]	13,164,844
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
18,025,000	2.500%, 7/1/2031[d]	18,648,470
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,902,214	1.735%, 7/1/2043[h]	1,934,548
434,121	2.035%, 7/1/2043[h]	445,329
430,527	2.088%, 8/1/2043[h]	441,425
5,050,000	3.000%, 7/1/2046[d]	5,240,755
90,325,000	3.500%, 7/1/2046[d]	95,306,984
45,000,000	4.000%, 7/1/2046[d]	48,247,146
29,989,000	4.500%, 7/1/2046[d]	32,734,712
850,000	3.500%, 8/1/2046[d]	895,654

	Total	236,781,507

Technology (0.3%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	191,251
	Apple, Inc.
165,000	0.927%, 5/6/2020[h]	163,331
784,000	3.200%, 5/13/2025	831,214
336,000	4.650%, 2/23/2046	379,538
	Baidu, Inc.
525,000	2.750%, 6/9/2019	532,171
	Cisco Systems, Inc.
220,000	1.173%, 3/1/2019[h]	220,790
	CommScope Technologies Finance, LLC
650,000	6.000%, 6/15/2025[g]	666,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

31

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Technology (0.3%) - continued
	Denali Borrower, LLC
$670,000	5.625%, 10/15/2020[g]	$702,830
	Diamond 1 Finance Corporation
280,000	3.480%, 6/1/2019[g]	286,835
220,000	5.450%, 6/15/2023[g]	228,266
168,000	6.020%, 6/15/2026[g]	175,138
	Equinix, Inc.
700,000	5.750%, 1/1/2025	724,500
	Fidelity National Information Services, Inc.
400,000	2.850%, 10/15/2018	410,515
338,000	3.625%, 10/15/2020	357,307
	First Data Corporation
450,000	5.375%, 8/15/2023[g]	456,980
	Freescale Semiconductor, Inc.
670,000	6.000%, 1/15/2022[g]	706,515
	Hewlett Packard Enterprise Company
280,000	2.450%, 10/5/2017[g]	283,629
140,000	2.850%, 10/5/2018[g]	143,368
140,000	4.400%, 10/15/2022[g]	149,823
	IMS Health, Inc.
863,000	6.000%, 11/1/2020[g]	878,102
	Intel Corporation
85,000	3.100%, 7/29/2022	91,012
180,000	3.700%, 7/29/2025	199,929
504,000	4.100%, 5/19/2046	524,012
	International Business Machines Corporation
448,000	4.700%, 2/19/2046	515,206
	Iron Mountain, Inc.
825,000	6.000%, 8/15/2023	868,313
	Lam Research Corporation
420,000	3.450%, 6/15/2023	433,768
	Microsoft Corporation
700,000	4.750%, 11/3/2055	792,008
700,000	4.200%, 11/3/2035	792,817
	Oracle Corporation
150,000	2.500%, 5/15/2022	153,269
448,000	2.400%, 9/15/2023[d]	449,595
460,000	2.950%, 5/15/2025	478,073
	Plantronics, Inc.
670,000	5.500%, 5/31/2023[g]	661,625
	Qualcomm, Inc.
336,000	3.000%, 5/20/2022	354,582
	Seagate HDD Cayman
368,000	4.875%, 6/1/2027	267,260
	Sensata Technologies UK Financing Company plc
540,000	6.250%, 2/15/2026[g]	558,900
	Western Digital Corporation
890,000	10.500%, 4/1/2024[g]	952,300

	Total	16,581,022

Transportation (0.1%)
	Air Canada Pass Through Trust
135,808	3.875%, 3/15/2023[g]	127,320
	American Airlines Pass Through Trust
281,580	3.375%, 5/1/2027	283,326
	Avis Budget Car Rental, LLC
665,000	5.125%, 6/1/2022[f,g]	641,725
500,000	6.375%, 4/1/2024[f,g]	495,000
	Burlington Northern Santa Fe, LLC
350,000	5.050%, 3/1/2041	421,075
480,000	3.900%, 8/1/2046	506,654
	Canadian Pacific Railway Company
150,000	4.800%, 8/1/2045	172,936
	Continental Airlines, Inc.
140,637	4.150%, 4/11/2024	148,723
	CSX Corporation
115,000	3.700%, 11/1/2023	124,337
	Delta Air Lines, Inc.
74,643	4.950%, 5/23/2019	78,935
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[g]	68,666
	FedEx Corporation
450,000	3.900%, 2/1/2035	457,446
	J.B. Hunt Transport Services, Inc.
135,000	3.300%, 8/15/2022	140,871
	Southwest Airlines Company
285,000	2.750%, 11/6/2019	294,626
	Virgin Australia Holdings, Ltd.
73,747	5.000%, 10/23/2023[g]	76,152
	XPO Logistics, Inc.
690,000	6.500%, 6/15/2022[f,g]	658,087

	Total	4,695,879

U.S. Government and Agencies (4.0%)
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	589,822
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	534,475
	U.S. Treasury Bonds
4,150,000	6.500%, 11/15/2026	6,146,216
2,900,000	5.250%, 11/15/2028	4,081,976
2,050,000	4.375%, 5/15/2040	2,916,605
34,845,000	3.000%, 5/15/2042	40,248,693
14,300,000	3.625%, 2/15/2044	18,438,063
	U.S. Treasury Bonds, TIPS
1,735,581	0.125%, 4/15/2019	1,772,259
101,529	2.375%, 1/15/2025	121,225
29,785,586	0.625%, 1/15/2026	31,365,235
66,408	2.125%, 2/15/2040	86,817
582,280	0.750%, 2/15/2042	583,424
	U.S. Treasury Notes
385,000	0.875%, 11/15/2017	386,594
2,650,000	0.750%, 2/15/2019	2,655,175
4,500,000	1.000%, 3/15/2019	4,538,147
8,415,000	1.500%, 10/31/2019	8,610,910
23,030,000	1.875%, 6/30/2020	23,911,611
4,070,000	1.375%, 9/30/2020	4,143,927
1,500,000	1.375%, 5/31/2021	1,527,012
2,000,000	2.125%, 6/30/2022	2,108,750
1,015,000	1.625%, 8/15/2022	1,040,851
7,435,000	2.250%, 11/15/2024	7,931,056
	U.S. Treasury Notes, TIPS
36,507,190	0.125%, 1/15/2023	36,991,093

	Total	200,729,936

Utilities (0.4%)
	AES Corporation
630,000	7.375%, 7/1/2021	710,325

The accompanying Notes to Financial Statements are an integral part of this schedule.

32

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Utilities (0.4%) - continued
	American Electric Power Company, Inc.
$718,000	2.950%, 12/15/2022	$747,439
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	184,377
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	135,586
	Calpine Corporation
670,000	5.375%, 1/15/2023	653,250
	Chesapeake Midstream Partners, LP
560,000	6.125%, 7/15/2022	574,507
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	363,926
280,000	4.350%, 11/15/2045	318,129
	Consolidated Edison Company of New York, Inc.
168,000	4.500%, 12/1/2045	190,949
	Consolidated Edison, Inc.
224,000	2.000%, 5/15/2021	226,349
	Covanta Holding Corporation
350,000	7.250%, 12/1/2020	360,500
	Dominion Resources, Inc.
475,000	2.962%, 7/1/2019[i]	483,566
	DTE Electric Company
265,000	3.700%, 3/15/2045	280,899
360,000	3.700%, 6/1/2046	380,066
	DTE Energy Company
70,000	2.400%, 12/1/2019	71,474
	Duke Energy Corporation
468,000	2.100%, 6/15/2018	472,149
	Duke Energy Indiana, LLC
450,000	3.750%, 5/15/2046	467,160
	Dynegy Finance I, Inc.
665,000	7.375%, 11/1/2022	641,725
	Dynegy, Inc.
680,000	6.750%, 11/1/2019	680,850
	Edison International
450,000	2.950%, 3/15/2023	461,381
	EDP Finance BV
348,000	4.125%, 1/15/2020[g]	358,997
	Emera U.S. Finance, LP
335,000	2.150%, 6/15/2019[g]	338,897
335,000	4.750%, 6/15/2046[g]	339,999
	Enel Finance International NV
84,000	6.250%, 9/15/2017[g]	88,737
	Energy Transfer Equity, LP
670,000	5.500%, 6/1/2027	629,800
	Eversource Energy
150,000	1.600%, 1/15/2018	150,901
	Exelon Corporation
240,000	5.100%, 6/15/2045	275,795
336,000	4.450%, 4/15/2046	358,715
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	331,940
135,000	2.950%, 1/15/2020	138,870
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	70,506
265,000	5.300%, 7/1/2043	297,385
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	341,108
	MidAmerican Energy Holdings Company
435,000	6.500%, 9/15/2037	597,948
	Monongahela Power Company
275,000	5.400%, 12/15/2043[g]	345,165
	MPLX LP
1,185,000	4.875%, 12/1/2024[g]	1,154,381
	National Rural Utilities Cooperative Finance Corporation
400,000	2.300%, 11/1/2020	412,599
	NextEra Energy Capital Holdings, Inc.
280,000	2.300%, 4/1/2019	285,428
	NiSource Finance Corporation
615,000	5.650%, 2/1/2045	772,818
	Northern States Power Company
410,000	4.125%, 5/15/2044	458,987
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	620,550
	Oncor Electric Delivery Company, LLC
258,000	3.750%, 4/1/2045	264,500
	Pacific Gas & Electric Company
347,000	5.625%, 11/30/2017	368,064
336,000	4.250%, 3/15/2046	373,351
	PG&E Corporation
140,000	2.400%, 3/1/2019	142,746
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	151,557
515,000	5.000%, 3/15/2044	576,247
	Sempra Energy
365,000	6.150%, 6/15/2018	396,984
170,000	2.400%, 3/15/2020	173,537
	Southern California Edison Company
100,000	2.400%, 2/1/2022	103,669
	Southern Company
450,000	1.850%, 7/1/2019	455,693
450,000	4.400%, 7/1/2046	483,715
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	178,577
	TransAlta Corporation
336,000	1.900%, 6/3/2017	333,187
	Williams Companies, Inc.
192,000	7.875%, 9/1/2021	206,400
	Williams Partners, LP
450,000	5.100%, 9/15/2045	385,952

	Total	21,368,312

	Total Long-Term Fixed Income (cost $751,357,090)	774,360,731

Shares	Collateral Held for Securities Loaned (1.7%)
85,713,108	Thrivent Cash Management Trust	85,713,108

	Total Collateral Held for Securities Loaned (cost $85,713,108)	85,713,108

The accompanying Notes to Financial Statements are an integral part of this schedule.

33

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (10.9%)[l]	Value
	Federal Home Loan Bank Discount Notes
10,000,000	0.285%, 7/6/2016	$9,999,760
2,260,000	0.320%, 7/8/2016	2,259,926
5,000,000	0.340%, 7/13/2016[m]	4,999,715
16,100,000	0.341%, 7/15/2016[m]	16,098,937
15,000,000	0.339%, 7/20/2016[m]	14,998,650
8,000,000	0.345%, 7/22/2016[m]	7,999,208
3,000,000	0.340%, 7/25/2016[m]	2,999,661
10,000,000	0.345%, 7/27/2016[m]	9,998,770
8,000,000	0.320%, 8/1/2016	7,998,280
3,500,000	0.280%, 8/24/2016[m]	3,498,688
300,000	0.370%, 9/14/2016[m]	299,825
	Thrivent Core Short-Term Reserve Fund
45,433,383	0.580%	454,333,835
	U.S. Treasury Notes
6,000,000	0.625%, 8/15/2016	6,002,850
2,000,000	1.000%, 8/31/2016	2,002,316

	Total Short-Term Investments (cost $543,483,330)	543,490,421

	Total Investments (cost $4,996,530,451) 106.3%	$5,297,585,936

	Other Assets and Liabilities, Net (6.3%)	(313,397,563)

	Total Net Assets 100.0%	$4,984,188,373

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $69,348,750 or 1.4% of total net assets.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Portfolio as of June 30, 2016 was $30,935,211 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$384,808
Apidos CLO XVIII, 7/22/2026	6/25/2014	374,062
Ares CLO, Ltd., 10/12/2023	5/15/2015	1,275,000
Ares CLO, Ltd., 11/15/2025	11/26/2014	750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	384,808
Betony CLO, Ltd., 4/15/2027	2/25/2015	350,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	385,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	384,611
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	385,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	385,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	400,000
Digicel, Ltd., 4/15/2021	8/18/2014	1,232,624
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	1,757,673
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	280,738
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	399,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,302
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	349,125
Limerock CLO III, LLC, 10/20/2026	10/16/2014	1,150,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	424,490
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	1,100,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	1,200,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	1,196,892
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	1,469,725
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	300,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	385,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	1,147,125
OZLM VIII, Ltd., 10/17/2026	8/7/2014	382,805
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	2,129,043
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	900,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	1,200,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	368,053
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	1,141,375

The accompanying Notes to Financial Statements are an integral part of this schedule.

34

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	$402,003
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	1,269,660
Vericrest Opportunity Loan Trust, 3/26/2046	4/6/2016	1,180,254
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	384,422

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of June 30, 2016:

Securities Lending Transactions
Taxable Debt Security	$7,225,865
Common Stock	77,167,468

Total lending	$84,393,333
Gross amount payable upon return of collateral for securities loaned	$85,713,108

Net amounts due to counterparty	$1,319,775

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

35

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Basic Materials (0.1%)
	Alpha Natural Resources, Inc., Term Loan
$4,204,724	3.500%, 5/22/2020[b]	$1,955,197
	Fortescue Metals Group, Ltd., Term Loan
1,632,255	4.250%, 6/30/2019	1,558,804
	Ineos US Finance, LLC, Term Loan
3,784,014	3.750%, 12/15/2020	3,686,272
	NewPage Corporation, Delayed Draw
1,306,667	11.000%, 7/26/2017	1,296,867
	NewPage Corporation, Term Loan
1,343,398	11.000%, 7/26/2017	745,586
6,493,333	0.000%, 2/11/2021[b]	876,600
	Tronox Pigments BV, Term Loan
2,984,910	4.500%, 3/19/2020	2,850,589

	Total	12,969,915

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
1,529,557	4.000%, 12/13/2019	1,368,953
	ADS Waste Holdings, Inc., Term Loan
1,433,923	3.750%, 10/9/2019	1,408,830

	Total	2,777,783

Communications Services (0.5%)
	Birch Communication Inc., Term Loan
3,332,072	7.750%, 7/17/2020	2,732,299
	Fairpoint Communications, Term Loan
2,882,404	7.500%, 2/14/2019	2,870,989
	Grande Communications Networks, LLC, Term Loan
2,531,777	4.500%, 5/29/2020	2,481,142
	Hargray Communications Group, Inc., Term Loan
2,841,240	5.250%, 6/26/2019	2,837,688
	Integra Telecom Holdings, Inc., Term Loan
1,851,700	5.250%, 8/14/2020	1,797,316
890,900	9.750%, 2/12/2021	815,174
	Intelsat Jackson Holdings SA, Term Loan
919,236	3.750%, 6/30/2019	835,815
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,380,000	4.500%, 1/7/2022	4,270,500
1,000,000	7.750%, 7/7/2023	945,000
	LTS Buyer, LLC, Term Loan
2,960,981	4.000%, 4/13/2020	2,925,834
135,987	8.000%, 4/12/2021	133,778
	NEP Broadcasting, LLC, Term Loan
242,857	10.000%, 7/22/2020	229,500
	NEP/NCP Holdco, Inc., Term Loan
3,862,695	4.250%, 1/22/2020	3,770,956
	Syniverse Holdings, Inc., Term Loan
2,434,006	4.000%, 4/23/2019	1,790,528
	TNS, Inc., Term Loan
2,616,460	5.000%, 2/14/2020	2,613,189
	Univision Communications, Inc., Term Loan
3,457,259	4.000%, 3/1/2020	3,435,028
	WideOpenWest Finance, LLC, Term Loan
2,069,764	4.500%, 4/1/2019	2,061,713
	Yankee Cable Acquisition, LLC, Term Loan
2,283,502	4.250%, 3/1/2020	2,277,793
	Zayo Group, LLC, Term Loan
4,167,381	3.750%, 5/6/2021	4,140,585

	Total	42,964,827

Consumer Cyclical (0.4%)
	Amaya BV, Term Loan
5,165,316	5.000%, 8/1/2021	4,995,273
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,754,092	4.250%, 8/13/2021	1,748,970
	Cengage Learning Acquisitions, Term Loan
1,640,000	5.250%, 6/7/2023	1,619,500
	Ceridian HCM Holding, Inc., Term Loan
1,626,846	4.500%, 9/15/2020	1,569,907
	Golden Nugget, Inc., Delayed Draw
485,865	5.500%, 11/21/2019	485,865
	Golden Nugget, Inc., Term Loan
1,133,685	5.500%, 11/21/2019	1,133,685
	IMG Worldwide, Inc., Term Loan
2,891,219	5.250%, 5/6/2021	2,872,426
1,480,000	8.250%, 5/6/2022	1,435,600
	Jack Ohio Finance, LLC, Term Loan
2,029,391	5.000%, 6/20/2019	1,929,951
	Marina District Finance Company, Inc., Term Loan
1,144,382	6.500%, 8/15/2018	1,142,951
	Mohegan Tribal Gaming Authority, Term Loan
3,073,003	5.500%, 6/15/2018	3,047,651
	Scientific Games International, Inc., Term Loan
4,492,086	6.000%, 10/18/2020	4,432,207
4,574,792	6.000%, 10/1/2021[c,d]	4,506,170

	Total	30,920,156

Consumer Non-Cyclical (0.3%)
	Albertson’s, LLC, Term Loan
847,875	4.750%, 12/21/2022	846,290
3,375,000	4.750%, 6/22/2023	3,365,719
	Catalina Marketing Corporation, Term Loan
2,236,552	4.500%, 4/9/2021	1,865,665
	JBS USA, LLC, Term Loan
920,375	4.000%, 10/30/2022	917,503
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,825,000	5.000%, 5/4/2022	2,817,231
	Ortho-Clinical Diagnostics, Inc., Term Loan
4,093,601	4.750%, 6/30/2021	3,865,055
	Sterigenics-Nordion Holdings, LLC, Term Loan
908,138	4.250%, 5/16/2022	899,056

The accompanying Notes to Financial Statements are an integral part of this schedule.

36

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Consumer Non-Cyclical (0.3%) - continued
	Supervalu, Inc., Term Loan
$2,829,372	5.500%, 3/21/2019[c,d]	$2,822,299
	Valeant Pharmaceuticals International, Inc., Term Loan
6,024,978	5.000%, 4/1/2022	5,857,604

	Total	23,256,422

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
1,980,756	4.250%, 12/14/2022	1,970,853
	Arch Coal, Inc., Term Loan
3,415,842	7.500%, 5/16/2018[b]	1,567,017
	Energy Solutions, LLC, Term Loan
2,066,894	6.750%, 5/29/2020	2,004,887
	Expro Holdings UK 2, Ltd., Term Loan
2,538,541	5.750%, 9/2/2021[c,d]	1,891,847
	Fieldwood Energy, LLC, Term Loan
2,052,773	3.875%, 10/1/2018	1,763,681
	Houston Fuel Oil Terminal, LLC, Term Loan
3,018,016	4.250%, 8/19/2021	2,904,841
	McJunkin Red Man Corporation, Term Loan
1,423,358	5.000%, 11/8/2019	1,366,424
	MEG Energy Corporation, Term Loan
1,446,216	3.750%, 3/31/2020	1,267,507
	Pacific Drilling SA, Term Loan
2,352,250	4.500%, 6/3/2018	717,436
	Targa Resources Partners, LP, Term Loan
1,029,767	5.750%, 2/27/2022	1,019,470
	Western Refining, Inc., Term Loan
1,410,000	5.500%, 5/27/2023	1,371,817

	Total	17,845,780

Financials (0.1%)
	DJO Finance, LLC, Term Loan
1,444,087	4.250%, 6/7/2020	1,374,295
	Harland Clarke Holdings Corporation, Term Loan
1,368,078	7.000%, 5/22/2018	1,327,035
1,375,000	7.000%, 12/31/2019	1,330,312
	MoneyGram International, Inc., Term Loan
3,064,426	4.250%, 3/27/2020	2,893,002
	WaveDivision Holdings, LLC, Term Loan
3,531,900	4.000%, 10/15/2019	3,521,587

	Total	10,446,231

Technology (0.2%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
3,491,250	4.250%, 2/1/2023	3,492,891
	First Data Corporation, Term Loan
6,706,044	4.452%, 3/24/2021	6,675,331
1,855,000	4.202%, 7/8/2022	1,836,450
	Micron Technology, Inc., Term Loan
725,000	6.640%, 4/26/2022	728,059
	Western Digital Corporation, Term Loan
4,000,000	6.250%, 4/29/2023	4,012,520

	Total	16,745,251

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
3,415,397	5.250%, 8/5/2019	3,278,781
	XPO Logistics, Inc., Term Loan
2,244,361	5.500%, 11/1/2021	2,244,361

	Total	5,523,142

Utilities (<0.1%)
	Intergen NV, Term Loan
1,533,747	5.500%, 6/15/2020[c,d]	1,365,035

	Total	1,365,035

	Total Bank Loans (cost $181,250,669)	164,814,542

Shares	Common Stock (33.6%)
Consumer Discretionary (4.9%)
96,091	Aaron’s, Inc.	2,103,432
8,600	Aisan Industry Company, Ltd.	55,646
82,272	Amazon.com, Inc.[e]	58,875,489
34,204	American Public Education, Inc.[e]	961,132
16,200	APN Outdoor Group Pty, Ltd.	83,946
31,300	Ascena Retail Group, Inc.[e,f]	218,787
22,180	Ascent Capital Group, Inc.[e]	341,350
34,970	AutoZone, Inc.[e]	27,760,585
1,200	Bayerische Motoren Werke AG	76,496
44,300	Beazer Homes USA, Inc.[e]	343,325
52,790	Bed Bath & Beyond, Inc.	2,281,584
800	Beiersdorf AG	75,740
19,200	Berkeley Group Holdings plc	648,343
11,810	Best Buy Company, Inc.	361,386
10,500	Betsson AB	87,822
23,190	Big 5 Sporting Goods Corporation	214,971
7,550	BJ’s Restaurants, Inc.[e]	330,917
37,630	Bloomin’ Brands, Inc.	672,448
18,900	BorgWarner, Inc.	557,928
15,770	Boyd Gaming Corporation[e]	290,168
2,600	Brembo SPA	143,223
7,200	Bridgestone Corporation	231,386
91,425	Brunswick Corporation	4,143,381
4,230	Buffalo Wild Wings, Inc.[e]	587,759
8,800	Bunzl plc	270,765
41,496	Burlington Stores, Inc.[e]	2,768,198
48,590	Caleres, Inc.	1,176,364
96,240	Callaway Golf Company	982,610
12,000	Calsonic Kansei Corporation	91,197
95,910	Carter’s, Inc.	10,211,538
21,109	Cedar Fair, LP	1,220,522
52,870	Cheesecake Factory, Inc.	2,545,162
3,490	Children’s Place, Inc.	279,828
300	Christian Dior SE	48,058
20,090	Chuy’s Holdings, Inc.[e,f]	695,315
184,070	Cinemark Holdings, Inc.	6,711,192
17,600	Cineworld Group plc	128,389
21,840	ClubCorp Holdings, Inc.	283,920
608,994	Comcast Corporation	39,700,319
5,100	Compass Group plc	97,030
400	Continental AG	75,691

The accompanying Notes to Financial Statements are an integral part of this schedule.

37

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Consumer Discretionary (4.9%) - continued
77,728	Core-Mark Holding Company, Inc.	$3,642,334
53,440	CSS Industries, Inc.	1,432,726
68,463	Culp, Inc.	1,891,633
1,800	Daimler AG	107,710
93,980	Dana Holding Corporation	992,429
59,600	Debenhams plc	44,044
126,358	Delphi Automotive plc	7,910,011
27,500	Denso Corporation	967,597
16,080	DeVry Education Group, Inc.[f]	286,867
238,570	Discovery Communications, Inc., Class Ae	6,019,121
69,790	Dish DBS Corporation[e]	3,656,996
34,850	Dollar General Corporation	3,275,900
69,753	Dollar Tree, Inc.[e]	6,573,523
21,700	Domino’s Pizza, Inc.	2,850,946
70,850	Duluth Holdings, Inc.[e,f]	1,732,991
4,710	EchoStar Corporation[e]	186,987
34,800	EDION Corporation[f]	287,036
24,800	Eutelsat Communications	468,104
24,187	Expedia, Inc.	2,571,078
58,100	Finish Line, Inc.	1,173,039
61,710	Ford Motor Company	775,695
23,900	Fuji Heavy Industries, Ltd.	821,524
18,970	General Motors Company	536,851
53,320	Gentex Corporation	823,794
66,805	G-III Apparel Group, Ltd.[e]	3,054,325
34,000	Gunze, Ltd.	94,977
12,800	Hakuhodo Dy Holdings, Inc.	153,418
236,498	Harley-Davidson, Inc.[f]	10,713,359
44,346	Harman International Industries, Inc.	3,184,930
72,601	Haverty Furniture Companies, Inc.	1,308,996
1,900	Hennes & Mauritz AB	55,900
217,550	Home Depot, Inc.	27,778,960
36,900	Honda Motor Company, Ltd.	925,646
50,000	Houghton Mifflin Harcourt Company[e]	781,500
22,600	Howden Joinery Group plc	116,076
34,500	Inchcape plc	290,089
3,400	InterContinental Hotels Group plc	125,394
55,590	Interpublic Group of Companies, Inc.	1,284,129
5,500	Intertek Group plc	256,264
32,270	Jack in the Box, Inc.	2,772,638
4,300	JB Hi-Fi, Ltd.	77,925
16,030	John Wiley and Sons, Inc.	836,445
58,659	Kate Spade & Company[e]	1,208,962
1,400	Koito Manufacturing Co., Ltd.	64,462
23,258	L Brands, Inc.	1,561,310
188,435	Las Vegas Sands Corporation	8,195,038
49,710	La-Z-Boy, Inc.	1,382,932
22,430	Lear Corporation	2,282,477
95,730	Liberty Interactive Corporation[e]	2,428,670
2,062	Linamar Corporation	73,450
25,731	Lithia Motors, Inc.	1,828,702
92,580	LKQ Corporation[e]	2,934,786
191,030	Lowe’s Companies, Inc.	15,123,845
2,000	LVMH Moet Hennessy Louis Vuitton SE	301,471
9,800	Marks and Spencer Group plc	41,969
25,250	Masonite International Corporation[e]	1,670,035
42,707	MDC Partners, Inc.[f]	781,111
29,920	Meredith Corporation	1,553,147
9,730	Murphy USA, Inc.[e]	721,577
41,362	New Media Investment Group, Inc.	747,411
15,620	New York Times Company	189,002
135,930	Newell Brands, Inc.	6,602,120
34,990	News Corporation	397,137
206,350	NIKE, Inc.	11,390,520
16,300	NOK Corporation	277,192
3,200	Nokian Renkaat Oyj	114,695
69,487	Nord Anglia Education, Inc.[e,f]	1,468,955
187,467	Nutrisystem, Inc.	4,754,163
14,221	O’Reilly Automotive, Inc.[e]	3,855,313
70,941	Oxford Industries, Inc.	4,016,679
800	Paddy Power plc	84,077
14,000	PanaHome Corporation	110,825
50,910	Papa John’s International, Inc.	3,461,880
120,737	Papa Murphy’s Holdings, Inc.[e,f]	801,090
44,900	Penn National Gaming, Inc.[e]	626,355
36,800	Persimmon plc	713,618
9,990	PetMed Express, Inc.[f]	187,412
3,300	ProSiebenSat.1 Media AGe	144,349
51,248	PVH Corporation	4,829,099
14,922	Ralph Lauren Corporation	1,337,310
49,150	Rent-A-Center, Inc.[f]	603,562
15,225	Restoration Hardware Holdings, Inc.[e,f]	436,653
31,320	Retailmenot, Inc.[e]	241,477
1,400	Rightmove plc	68,378
110,578	Ross Stores, Inc.	6,268,667
54,340	Ruth’s Hospitality Group, Inc.	866,723
7,300	Saizeriya Company, Ltd.	130,439
22,880	Sally Beauty Holdings, Inc.[e]	672,901
38,920	Scripps Networks Interactive, Inc.	2,423,548
8,500	Sekisui House, Ltd.	148,853
26,660	Select Comfort Corporation[e]	569,991
56,500	Service Corporation International	1,527,760
9,000	SHOWA Corporation	50,530
15,840	Shutterfly, Inc.[e]	738,302
19,660	Signet Jewelers, Ltd.	1,620,181
21,229	Skechers USA, Inc.[e]	630,926
5,300	Sky plc	60,227
5,520	Snap-On, Inc.	871,166
12,800	Sports Direct International plc[e]	54,805
49,363	Sportsman’s Warehouse Holdings, Inc.[e,f]	397,866
6,200	Stanley Electric Company, Ltd.	132,409
25,860	Staples, Inc.	222,913
24,100	Star Entertainment Group, Ltd.	98,201
407,710	Starbucks Corporation	23,288,395
91,484	Stein Mart, Inc.	706,256
23,800	Sumitomo Forestry Company, Ltd.	323,018
13,800	Sumitomo Rubber Industries, Ltd.	184,753
1,200	Swatch Group AG	68,721
20,680	Tailored Brands, Inc.[f]	261,809
3,800	Tamron Company, Ltd.	50,966
28,000	Tatts Group, Ltd.	80,577
55,300	Taylor Wimpey plc	98,107
47,480	Tempur-Pedic International, Inc.[e,f]	2,626,594
16,945	Tenneco, Inc.[e]	789,806
109,980	Time, Inc.	1,810,271
157,794	Toll Brothers, Inc.[e]	4,246,237
139,750	Tower International, Inc.	2,876,055
103,297	Tuesday Morning Corporation[e]	725,145
3,330	Tupperware Brands Corporation	187,412
8,552	Ulta Salon Cosmetics & Fragrance, Inc.[e]	2,083,609
19,613	Under Armour, Inc., Class Ae,f	787,070
19,752	Under Armour, Inc., Class Ce	718,973
5,300	USS Company, Ltd.	87,591
15,409	Vail Resorts, Inc.	2,129,986
453	Valora Holding AG	125,935
84,630	Vera Bradley, Inc.[e]	1,199,207
28,712	VF Corporation	1,765,501

The accompanying Notes to Financial Statements are an integral part of this schedule.

38

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Consumer Discretionary (4.9%) - continued
17,700	Visteon Corporation	$1,164,837
20,360	Vitamin Shoppe, Inc.[e,f]	622,405
12,000	Wacoal Holdings Corporation	118,421
20,800	WH Smith plc	436,979
3,400	Whitbread plc	159,084
50,530	Wingstop, Inc.[e,f]	1,376,943
21,900	Wolters Kluwer NV	886,762
9,240	Wolverine World Wide, Inc.	187,757
16,000	WPP plc	333,464
26,260	Wyndham Worldwide Corporation	1,870,500
13,400	Yokohama Rubber Company, Ltd.	168,063
38,070	Yum! Brands, Inc.	3,156,764
44,590	Zoe’s Kitchen, Inc.[e,f]	1,617,279

	Total	437,994,125

Consumer Staples (1.6%)
1,400	AarhusKarlshamn AB	99,940
10,710	Aramark	357,928
49,950	Avon Products, Inc.	188,811
15,600	Axfood AB	299,634
13,100	Blue Buffalo Pet Products, Inc.[e,f]	305,754
4,379	British American Tobacco plc	283,888
18,570	Brown-Forman Corporation	1,852,543
47,960	Campbell Soup Company	3,190,779
23,842	Casey’s General Stores, Inc.	3,135,461
187,260	Coca-Cola Company	8,488,496
24,000	Coca-Cola HBC AG	485,630
383,350	CVS Health Corporation	36,701,929
51,450	Estee Lauder Companies, Inc.	4,682,979
323,260	Flowers Foods, Inc.	6,061,125
16,660	General Mills, Inc.	1,188,191
774	George Weston, Ltd.	66,985
74,390	Hain Celestial Group, Inc.[e]	3,700,902
5,100	Henkel AG & Company KGaA	551,659
32,430	Hershey Company	3,680,481
36,477	Imperial Brands plc	1,978,259
31,220	Ingredion, Inc.	4,040,180
4,600	Jeronimo Martins SGPS SA	72,550
2,550	Kellogg Company	208,207
2,400	Kesko Oyj	101,920
38,220	Kimberly-Clark Corporation	5,254,486
68,600	Koninklijke Ahold NV	1,514,871
1,300	KOSE Corporation	110,162
19,390	Kroger Company	713,358
9,790	Lancaster Colony Corporation	1,249,302
6,350	McCormick & Company, Inc.	677,354
27,830	Molson Coors Brewing Company	2,814,448
44,960	Monster Beverage Corporation[e]	7,225,522
7,100	Nestle SA	550,096
7,000	Nichirei Corporation	64,581
9,000	Nippon Meat Packers, Inc.	220,446
21,450	PepsiCo, Inc.	2,272,413
79,866	Philip Morris International, Inc.	8,123,970
188,950	Pinnacle Foods, Inc.	8,746,495
1,536	Premium Brands Holdings Corporation	64,676
95,303	SpartanNash Company	2,914,366
5,700	Suedzucker AG	125,546
2,500	Sugi Holdings Company, Ltd.	139,395
18,700	Swedish Match AB	652,595
13,240	Tyson Foods, Inc.	884,300
56,028	United Natural Foods, Inc.[e]	2,622,110
23,480	Universal Corporation	1,355,735
6,200	Walgreens Boots Alliance, Inc.	516,274
181,740	WhiteWave Foods Company[e]	8,530,876
12,031	Woolworths, Ltd.	189,231

	Total	139,256,839

Energy (4.4%)
218,956	Archrock, Inc.	2,062,566
121,809	Atwood Oceanics, Inc.[f]	1,525,049
507,930	Baker Hughes, Inc.	22,922,881
435,070	BP plc	2,546,703
51,569	Bristow Group, Inc.[f]	588,402
29,470	California Resources Corporation	359,534
209,708	Callon Petroleum Company[e]	2,355,021
5,100	Caltex Australia, Ltd.	122,961
429,880	Canadian Natural Resources, Ltd.	13,253,200
433,310	Chevron Corporation	45,423,887
58,070	Cimarex Energy Company	6,928,912
25,372	Clayton Williams Energy, Inc.[e,f]	696,715
232,790	Clean Energy Fuels Corporation[e]	807,781
1,393,031	Cobalt International Energy, Inc.[e,f]	1,866,662
116,652	Concho Resources, Inc.[e]	13,913,084
174,185	Continental Resources, Inc.[e,f]	7,885,355
60,210	Delek US Holdings, Inc.	795,374
181,160	Devon Energy Corporation	6,567,050
30,510	Diamond Offshore Drilling, Inc.[f]	742,308
45,806	Diamondback Energy, Inc.[e]	4,177,965
158,577	Ensco plc	1,539,783
356,084	EOG Resources, Inc.	29,704,527
52,290	EP Energy Corporation[e,f]	270,862
389,801	EQT Corporation	30,182,291
136,920	Exxon Mobil Corporation	12,834,881
52,650	FMC Technologies, Inc.[e]	1,404,176
46,160	Green Plains, Inc.	910,275
24,060	Gulfport Energy Corporation[e]	752,116
141,350	Halliburton Company	6,401,741
33,820	Helmerich & Payne, Inc.[f]	2,270,337
37,632	HollyFrontier Corporation	894,513
113,330	Hornbeck Offshore Services, Inc.[e]	945,172
16,880	Kinder Morgan, Inc.	315,994
1,624,711	Marathon Oil Corporation	24,386,912
498,170	Marathon Petroleum Corporation	18,910,533
8,940	Matador Resources Company[e]	177,012
310,920	Nabors Industries, Ltd.	3,124,746
20,850	National Oilwell Varco, Inc.	701,603
9,620	Noble Energy, Inc.	345,069
201,150	Oasis Petroleum, Inc.[e]	1,878,741
32,040	Oceaneering International, Inc.	956,714
40,440	Oil States International, Inc.[e]	1,329,667
20,657	OMV AG	580,685
201,598	Parsley Energy, Inc.[e]	5,455,242
291,965	Patterson-UTI Energy, Inc.	6,224,694
198,592	Pioneer Energy Services Corporation[e]	913,523
8,597	PrairieSky Royalty, Ltd.[f]	163,163
29,680	QEP Resources, Inc.	523,258
348,410	Rowan Companies plc	6,152,921
15,771	Royal Dutch Shell plc	432,607
238,147	Royal Dutch Shell plc ADR	13,150,477
166	Royal Dutch Shell plc, Class A	4,559
8,672	Royal Dutch Shell plc, Class B	239,596
120,740	RPC, Inc.[e,f]	1,875,092
10,700	RSP Permian, Inc.[e]	373,323
311,575	Schlumberger, Ltd.	24,639,351
46,960	SemGroup Corporation	1,529,018
14,087	SM Energy Company[f]	380,349
11,975	Statoil ASA	206,908
694,210	Suncor Energy, Inc. ADR	19,250,443
19,060	Superior Energy Services, Inc.	350,895
7,820	Targa Resources Corporation	329,535

The accompanying Notes to Financial Statements are an integral part of this schedule.

39

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Energy (4.4%) - continued
67,970	Teekay Corporation	$484,626
266,032	Teekay Tankers, Ltd.	792,775
91,845	Tesco Corporation	614,443
3,590	Tesoro Corporation	268,963
226,870	TETRA Technologies, Inc.[e]	1,445,162
16,985	Total SA	814,537
50,964	U.S. Silica Holdings, Inc.[f]	1,756,729
5,693	Vantage Drilling International[e]	492,445
2,211,960	Weatherford International plc[e]	12,276,378
19,032	Western Refining, Inc.	392,630
7,520	World Fuel Services Corporation	357,125
1,491,760	WPX Energy, Inc.[e]	13,888,286

	Total	392,138,813

Financials (5.0%)
15,420	Acadia Realty Trust	547,718
40,766	Affiliated Managers Group, Inc.[e]	5,738,630
16,800	Allianz SE	2,396,656
34,800	Allied World Assurance Company Holdings AG	1,222,872
23,810	American Assets Trust, Inc.	1,010,496
38,180	American Campus Communities, Inc.	2,018,577
78,730	American Financial Group, Inc.	5,820,509
87,850	American International Group, Inc.	4,646,386
66,430	Ameris Bancorp	1,972,971
19,440	AMERISAFE, Inc.	1,190,117
14,300	Anima Holding SPA[g]	67,418
290,680	Anworth Mortgage Asset Corporation	1,366,196
26,394	Argo Group International Holdings, Ltd.	1,369,849
47,750	Ashford Hospitality Prime, Inc.	675,185
71,140	Aspen Insurance Holdings, Ltd.	3,299,473
27,070	Associated Banc-Corp	464,250
186,370	Assured Guaranty, Ltd.	4,728,207
29,200	Australia & New Zealand Banking Group, Ltd.	532,026
64,000	Banco Santander SA	248,364
33,040	BancorpSouth, Inc.	749,678
39,200	Bank Hapoalim, Ltd.	197,485
1,200,190	Bank of America Corporation	15,926,521
64,400	Bank of East Asia, Ltd.[f]	249,048
8,972	Bank of Montreal	569,105
49,900	Bank of New York Mellon Corporation	1,938,615
29,269	Bank of Nova Scotia	1,434,282
21,989	Bank of Queensland, Ltd.	175,434
65,765	Bank of the Ozarks, Inc.[f]	2,467,503
34,220	BankFinancial Corporation	410,298
127,550	BB&T Corporation	4,542,055
138,995	BBCN Bancorp, Inc.	2,073,805
51,100	BinckBank NV	254,030
221,650	Blackstone Group, LP	5,439,291
167,400	Boston Private Financial Holdings, Inc.	1,971,972
45,356	Brixmor Property Group, Inc.	1,200,120
139,910	Brookline Bancorp, Inc.	1,543,207
51,830	Brown & Brown, Inc.	1,942,070
27,630	Camden Property Trust	2,443,045
902	Canadian Imperial Bank of Commerce	67,750
9,376	Canadian Western Bank[f]	178,891
65,150	Capital One Financial Corporation	4,137,676
68,900	CapitaMall Trust	109,553
74,040	Cathay General Bancorp	2,087,928
376,960	CBL & Associates Properties, Inc.	3,509,498
38,700	CBRE Group, Inc.[e]	1,024,776
291,831	Cedar Realty Trust, Inc.	2,168,304
56,800	Central Pacific Financial Corporation	1,340,480
25,140	Charles Schwab Corporation	636,293
39,080	Chatham Lodging Trust	858,978
21,000	Chiba Bank, Ltd.	99,241
49,400	Chubb, Ltd.	6,457,074
396,940	Citigroup, Inc.	16,826,287
52,200	Clifton Bancorp, Inc.	786,654
10,380	CNO Financial Group, Inc.	181,235
21,500	CNP Assurances	317,207
227,872	CoBiz Financial, Inc.	2,666,102
70,693	Columbia Banking System, Inc.	1,983,646
167,300	Comerica, Inc.	6,881,049
5,020	Commerce Bancshares, Inc.	240,458
167,070	Corporate Office Properties Trust	4,940,260
900	Daito Trust Construction Company, Ltd.	146,126
3,400	Danske Bank AS	89,489
39,540	DCT Industrial Trust, Inc.	1,899,502
9,500	Derwent London plc	331,434
97,600	DEXUS Property Group	662,282
30,170	Digital Realty Trust, Inc.	3,288,228
64,619	Direct Line Insurance Group plc	298,745
39,381	Douglas Emmett, Inc.	1,398,813
159,430	Duke Realty Corporation	4,250,404
7,720	DuPont Fabros Technology, Inc.	367,009
328,750	E*TRADE Financial Corporation[e]	7,722,337
173,395	East West Bancorp, Inc.	5,926,641
13,740	Eaton Vance Corporation	485,572
64,590	Empire State Realty Trust, Inc.	1,226,564
80,408	Employers Holdings, Inc.	2,333,440
22,690	Endurance Specialty Holdings, Ltd.	1,523,860
45,570	Enova International, Inc.[e]	335,395
37,220	Equity One, Inc.	1,197,740
23,100	Erste Group Bank AG	525,943
63,737	Essent Group, Ltd.[e]	1,390,104
188,650	EverBank Financial Corporation	2,803,339
32,372	Evercore Partners, Inc.	1,430,519
7,900	EXOR SPA	291,634
72,760	F.N.B. Corporation	912,410
511,180	Fifth Third Bancorp	8,991,656
210,850	First Commonwealth Financial Corporation	1,939,820
50,110	First Financial Bancorp	974,640
17,340	First Financial Corporation	634,991
17,450	First Merchants Corporation	435,029
181,390	First Midwest Bancorp, Inc.	3,185,208
26,590	First NBC Bank Holding Company[e]	446,446
112,309	First Potomac Realty Trust	1,033,243
138,715	First Republic Bank	9,708,663
95,300	FlexiGroup, Ltd.	124,992
75,990	Franklin Street Properties Corporation	932,397
61,900	Frasers Centrepoint Trust	98,004
144,000	Fukuoka Financial Group, Inc.	474,804
163,010	Genworth Financial, Inc.[e]	420,566
5,231	Genworth MI Canada, Inc.[f]	134,181
9,448	Getty Realty Corporation	202,660
77,858	Glacier Bancorp, Inc.	2,069,466
51,710	Goldman Sachs Group, Inc.	7,683,072
17,100	Great Portland Estates plc	143,135
123,830	Great Western Bancorp, Inc.	3,905,598
137,090	Green Bancorp, Inc.[e]	1,195,425
50,030	Greenhill & Company, Inc.	805,483
700	Groupe Bruxelles Lambert SA	57,404
32,183	H&R Real Estate Investment Trust	560,733
8,533	Hamborner REIT AG	92,129

The accompanying Notes to Financial Statements are an integral part of this schedule.

40

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Financials (5.0%) - continued
118,610	Hancock Holding Company	$3,096,907
17,800	Hang Seng Bank, Ltd.	305,320
150,246	Hanmi Financial Corporation	3,529,279
8,100	Hannover Rueckversicherung SE	848,701
27,390	Hanover Insurance Group, Inc.	2,317,742
19,790	Hartford Financial Services Group, Inc.	878,280
10,910	Healthcare Trust of America, Inc.	352,829
113,800	Henderson Group plc	323,530
11,000	Henderson Land Development Company, Ltd.	62,136
13,950	Hersha Hospitality Trust	239,243
28,650	HFF, Inc.	827,412
16,770	Highwoods Properties, Inc.	885,456
3,200	Hitachi Capital Corporation	63,510
164,816	Home BancShares, Inc.	3,261,709
18,890	Hometrust Bancshares, Inc.[e]	349,465
41,201	Horace Mann Educators Corporation	1,392,182
41,860	Hospitality Properties Trust	1,205,568
224,646	Host Hotels & Resorts, Inc.	3,641,512
38,386	Houlihan Lokey, Inc.	858,695
24,560	Hudson Pacific Properties, Inc.	716,661
18,900	Hufvudstaden AB	296,644
524,590	Huntington Bancshares, Inc.	4,689,835
115,000	Hysan Development Company, Ltd.	512,845
4,716	Infinity Property & Casualty Corporation	380,393
38,210	InfraREIT, Inc.	670,203
4,682	Intact Financial Corporation	334,457
45,833	International Exchange, Inc.	11,731,415
243,380	Invesco, Ltd.	6,215,925
91,200	Investec plc	566,880
222,550	Investors Bancorp, Inc.	2,465,854
68,738	J.P. Morgan Chase & Company	4,271,379
117,340	Janus Capital Group, Inc.	1,633,373
5,570	Jones Lang LaSalle, Inc.	542,797
1,700	Jyske Bank AS	64,536
582,160	KeyCorp	6,432,868
123,270	LaSalle Hotel Properties	2,906,707
174,150	Liberty Property Trust	6,917,238
15,810	Lincoln National Corporation	612,954
21,000	Link REIT	143,602
34,260	LPL Financial Holdings, Inc.	771,878
35,540	M&T Bank Corporation	4,201,894
13,900	Macquarie Group, Ltd.	723,558
5,840	Mercury General Corporation	310,454
212,270	MetLife, Inc.	8,454,714
6,360	Mid-America Apartment Communities, Inc.	676,704
71,800	Mitsui & Company, Ltd.	857,089
294,000	Mizuho Financial Group, Inc.	423,083
301,730	Morgan Stanley	7,838,945
5,600	MS and AD Insurance Group Holdings, Inc.	145,097
56,600	MSCI, Inc.	4,364,992
14,100	National Australia Bank, Ltd.	270,712
17,218	National Bank of Canada	588,926
9,140	National General Holdings Corporation	195,779
16,060	National Storage Affiliates Trust	334,369
3,800	Navigators Group, Inc.	349,486
421,372	New World Development Company, Ltd.	429,110
45,220	NMI Holdings, Inc.[e]	247,806
3,310	Northern Trust Corporation	219,321
87,870	NorthStar Realty Europe Corporation	812,798
24,600	Old Mutual plc	66,456
75,493	PacWest Bancorp	3,003,112
19,220	Paramount Group, Inc.	306,367
37,150	Parkway Properties, Inc.	621,520
47,296	Pebblebrook Hotel Trust	1,241,520
29,850	Physicians Realty Trust	627,149
7,480	Piper Jaffray Companies[e]	281,996
20,860	Popular, Inc.	611,198
86,265	Post Properties, Inc.	5,266,478
13,905	Potlatch Corporation	474,160
5,279	Power Corporation of Canada	112,367
39,300	Primerica, Inc.[f]	2,249,532
9,200	PrivateBancorp, Inc.	405,076
75,510	Provident Financial Services, Inc.	1,483,016
33,880	Ramco-Gershenson Properties Trust	664,387
113,797	Raymond James Financial, Inc.	5,610,192
49,110	RE/MAX Holdings, Inc.	1,977,169
14,880	Realogy Holdings Corporation[e]	431,818
30,474	Renasant Corporation	985,224
53,330	Retail Properties of America, Inc.	901,277
6,247	Safety Insurance Group, Inc.	384,690
1,900	Sampo Oyj	77,703
75,453	Sandy Spring Bancorp, Inc.	2,192,664
11,971	Schroders plc	378,293
14,460	Selective Insurance Group, Inc.	552,517
13,620	Senior Housing Property Trust	283,705
60,780	Silver Bay Realty Trust Corporation REIT	1,035,083
639,580	SLM Corporation[e]	3,952,604
27,490	Sovran Self Storage, Inc.	2,884,251
93,123	Stifel Financial Corporation[e]	2,928,718
284,027	Stockland	1,007,020
61,220	Store Capital Corporation	1,802,929
112,576	Summit Hotel Properties, Inc.	1,490,506
39,260	SunTrust Banks, Inc.	1,612,801
75,547	SVB Financial Group[e]	7,189,053
12,000	Swiss Re AG	1,048,085
298,950	Synchrony Financial[e]	7,557,456
63,400	Synovus Financial Corporation	1,837,966
38,700	T&D Holdings, Inc.	328,642
2,800	Talanx AG	83,393
63,880	Talmer Bancorp, Inc.	1,224,580
385,550	TCF Financial Corporation	4,877,207
130,704	TD Ameritrade Holding Corporation	3,721,796
54,076	Terreno Realty Corporation	1,398,946
18,780	Territorial Bancorp, Inc.	497,107
2,000	Tokio Marine Holdings, Inc.	66,582
5,613	Toronto-Dominion Bank	241,038
44,520	TriCo Bancshares	1,228,752
84,710	TrustCo Bank Corporation	542,991
7,590	Trustmark Corporation	188,612
10,500	U.S. Bancorp	423,465
8,710	Union Bankshares Corporation	215,224
69,950	United Community Banks, Inc.	1,279,386
129,200	United Financial Bancorp, Inc.	1,677,016
54,719	United Overseas Bank, Ltd.	753,916
6,000	Unum Group	190,740
27,070	Urstadt Biddle Properties, Inc.	670,795
13,490	Voya Financial, Inc.	334,012
8,120	Webster Financial Corporation	275,674
14,620	Wells Fargo & Company	691,965
27,240	Western Alliance Bancorp[e]	889,386
12,000	Wharf Holdings, Ltd.	73,230
17,000	Wheelock and Company, Ltd.	79,860
106,100	Wing Tai Holdings, Ltd.	128,786
22,729	Wintrust Financial Corporation	1,159,179

The accompanying Notes to Financial Statements are an integral part of this schedule.

41

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Financials (5.0%) - continued
71,900	WisdomTree Investments, Inc.[f]	$703,901
25,109	WSFS Financial Corporation	808,259
534,226	Zions Bancorporation	13,425,099

	Total	441,908,433

Health Care (4.2%)
249,298	Abbott Laboratories	9,799,904
7,360	AbbVie, Inc.	455,658
30,436	ABIOMED, Inc.[e]	3,326,350
48,118	Acadia Healthcare Company, Inc.[e,f]	2,665,737
21,200	Aceto Corporation	464,068
1,100	Actelion, Ltd.	185,237
53,040	Advaxis, Inc.[e]	429,094
28,860	Aetna, Inc.	3,524,672
93,520	Akorn, Inc.[e]	2,663,917
15,440	Albany Molecular Research, Inc.[e,f]	207,514
105,851	Alexion Pharmaceuticals, Inc.[e]	12,359,163
27,191	Align Technology, Inc.[e]	2,190,235
115,168	Allergan plc[e]	26,614,173
31,863	Allscripts Healthcare Solutions, Inc.[e]	404,660
32,188	AmerisourceBergen Corporation	2,553,152
54,800	Amgen, Inc.	8,337,820
16,594	AMN Healthcare Services, Inc.[e]	663,262
6,670	AmSurg Corporation[e]	517,192
31,435	Analogic Corporation	2,497,196
5,000	Astellas Pharmaceutical, Inc.	78,412
174,100	Asterias Biotherapeutics, Inc.[e,f]	417,840
4,539	Atrion Corporation	1,942,057
600	Bayer AG	60,261
29,466	BioMarin Pharmaceutical, Inc.[e]	2,292,455
3,400	Bio-Rad Laboratories, Inc.[e]	486,268
16,720	Boston Scientific Corporation[e]	390,746
14,040	Bristol-Myers Squibb Company	1,032,642
23,291	C.R. Bard, Inc.	5,477,112
23,070	Cambrex Corporation[e]	1,193,411
5,800	Cardinal Health, Inc.	452,458
55,985	Cardiovascular Systems, Inc.[e,f]	1,028,724
172,460	Celgene Corporation[e]	17,009,730
87,460	Centene Corporation[e]	6,242,020
108,260	Cerner Corporation[e]	6,344,036
7,600	Computer Programs and Systems, Inc.[f]	303,392
19,240	CONMED Corporation	918,325
10,110	Cooper Companies, Inc.	1,734,573
24,310	Cross Country Healthcare, Inc.[e]	338,395
76,950	Dentsply Sirona, Inc.	4,773,978
172,953	Depomed, Inc.[e,f]	3,393,338
23,550	Dexcom, Inc.[e]	1,868,222
87,190	Edwards Lifesciences Corporation[e]	8,695,459
78,406	Ensign Group, Inc.	1,647,310
125,384	Envision Healthcare Holdings, Inc.[e]	3,180,992
13,144	Essilor International SA	1,727,511
83,203	ExamWorks Group, Inc.[e]	2,899,625
105,950	Express Scripts Holding Company[e]	8,031,010
1,100	Gerresheimer AG	84,735
290,141	Gilead Sciences, Inc.	24,203,562
21,690	Global Blood Therapeutics, Inc.[e]	359,837
12,690	Globus Medical, Inc.[e]	302,403
35,840	HCA Holdings, Inc.[e]	2,760,038
49,309	HealthEquity, Inc.[e]	1,498,254
31,940	HealthSouth Corporation	1,239,911
43,030	Healthways, Inc.[e]	496,997
14,600	Hikma Pharmaceuticals plc	480,795
16,500	Hill-Rom Holdings, Inc.	832,425
117,340	Hologic, Inc.[e]	4,059,964
6,803	ICON plc[e]	476,278
36,905	Impax Laboratories, Inc.[e]	1,063,602
52,290	Inogen, Inc.[e]	2,620,252
97,609	Intersect ENT, Inc.[e]	1,262,084
46,766	Ironwood Pharmaceuticals, Inc.[e]	611,465
72,700	Kindred Healthcare, Inc.	820,783
2,000	Lonza Group AG	332,224
13,300	Magellan Health Services, Inc.[e]	874,741
175,794	Medtronic plc	15,253,645
348,720	Merck & Company, Inc.	20,089,759
5,700	Merck KGaA	579,368
9,523	Mettler-Toledo International, Inc.[e]	3,475,133
77,622	Mylan NVe	3,356,375
8,260	Myriad Genetics, Inc.[e]	252,756
34,418	National Healthcare Corporation	2,228,221
10,140	Natural Health Trends Corporation[f]	285,847
3,950	Neogen Corporation[e]	222,188
35,576	Neurocrine Biosciences, Inc.[e]	1,616,929
35,600	Nevro Corporation[e,f]	2,625,856
18,000	Novartis AG	1,485,694
18,400	Novo Nordisk AS	990,893
92,422	NuVasive, Inc.[e]	5,519,442
48,010	Omnicell, Inc.[e]	1,643,382
120,580	PerkinElmer, Inc.	6,320,804
48,948	Perrigo Company plc	4,438,115
546,870	Pfizer, Inc.	19,255,293
25,860	PharMerica Corporation[e]	637,708
8,800	Prothena Corporation plc[e]	307,648
10,900	Puma Biotechnology, Inc.[e]	324,711
13,850	Qiagen NVe	302,069
30,240	Quintiles Transnational Holdings, Inc.[e]	1,975,277
660	Regeneron Pharmaceuticals, Inc.[e]	230,492
145,400	Roche Holding AG ADR	4,790,930
2,100	Roche Holding AG-Genusschein	554,148
16,000	Sanofi	1,329,329
89,803	Team Health Holdings, Inc.[e,f]	3,652,288
61,034	Teleflex, Inc.	10,821,939
69,292	Triple-S Management Corporation[e]	1,692,804
95,176	UnitedHealth Group, Inc.	13,438,851
71,567	Universal Health Services, Inc.	9,597,135
18,900	VCA Antech, Inc.[e]	1,277,829
71,800	Veeva Systems, Inc.[e,f]	2,449,816
160,864	Vertex Pharmaceuticals, Inc.[e]	13,837,521
25,210	Waters Corporation[e]	3,545,786
10,350	Wellcare Health Plans, Inc.[e]	1,110,348
28,730	West Pharmaceutical Services, Inc.	2,180,032
54,340	Zoetis, Inc.	2,578,976

	Total	374,474,993

Industrials (3.8%)
114,297	3M Company	20,015,691
4,710	A.O. Smith Corporation	414,998
46,510	ABM Industries, Inc.	1,696,685
69,200	Actuant Corporation	1,564,612
5,500	Adecco SA	277,409
15,680	Advisory Board Company[e]	554,915
11,710	AECOM[e]	372,027
91,897	Aegion Corporation[e]	1,792,910
9,760	AerCap Holdings NVe	327,838
11,120	Aerovironment, Inc.[e]	309,136
43,200	AGCO Corporation	2,036,016
8,700	Aida Engineering, Ltd.	71,500
102,839	Air New Zealand, Ltd.	154,128
9,500	Allegion plc	659,585
11,010	Allison Transmission Holdings, Inc.	310,812
8,900	Amada Holdings Company, Ltd.	90,354

The accompanying Notes to Financial Statements are an integral part of this schedule.

42

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Industrials (3.8%) - continued
2,500	Andritz AG	$118,543
7,340	Applied Industrial Technologies, Inc.	331,328
143,240	Ardmore Shipping Corporation	969,735
47,000	Asahi Glass Company, Ltd.	255,064
40,822	Astec Industries, Inc.	2,292,155
3,000	Atlas Copco Aktiebolag	77,916
27,400	AZZ, Inc.	1,643,452
43,393	B/E Aerospace, Inc.	2,003,672
7,100	Babcock International Group plc	85,841
70,580	Barnes Group, Inc.	2,337,610
25,948	Beacon Roofing Supply, Inc.[e]	1,179,856
67,790	Boeing Company	8,803,887
8,940	Brady Corporation	273,206
22,780	Briggs & Stratton Corporation	482,480
201,010	BWX Technologies, Inc.	7,190,128
86,420	Carlisle Companies, Inc.	9,132,866
23,310	Caterpillar, Inc.	1,767,131
42,000	Cathay Pacific Airways, Ltd.	61,617
27,400	CBIZ, Inc.[e]	285,234
23,350	CEB, Inc.	1,440,228
37,733	CIRCOR International, Inc.	2,150,404
43,061	CLARCOR, Inc.	2,619,401
36,990	Colfax Corporation[e]	978,755
81,744	Comfort Systems USA, Inc.	2,662,402
65,950	Commercial Vehicle Group, Inc.[e]	342,940
5,200	Compagnie de Saint-Gobain	197,110
60,380	Copart, Inc.[e]	2,959,224
210,100	CSX Corporation	5,479,408
8,760	Cummins, Inc.	984,974
26,210	Curtiss-Wright Corporation	2,208,192
12,000	Dai Nippon Printing Company, Ltd.	133,739
19,610	Danaher Corporation	1,980,610
7,488	Dart Group plc	52,534
700	DCC plc	61,600
531,370	Delta Air Lines, Inc.	19,357,809
7,800	Deluxe Corporation	517,686
8,300	Deutsche Post AG	233,833
2,700	DSV AS	113,530
1,000	East Japan Railway Company	92,673
83,021	EMCOR Group, Inc.	4,089,614
13,600	Emerson Electric Company	709,376
46,990	EnerSys	2,794,495
34,025	Equifax, Inc.	4,368,810
62,709	ESCO Technologies, Inc.	2,504,597
73,134	Federal Signal Corporation	941,966
3,800	Flowserve Corporation	171,646
1,700	Flughafen Zuerich AG	300,851
116,229	Fortune Brands Home and Security, Inc.	6,737,795
52,104	Franklin Electric Company, Inc.	1,722,037
3,900	Fraport AG Frankfurt Airport Services Worldwide	208,810
23,000	Fuji Electric Company, Ltd.	95,761
22,533	G & K Services, Inc.	1,725,352
8,025	Galliford Try plc	98,029
25,870	GasLog, Ltd.	335,793
78,550	Gener8 Maritime, Inc.[e]	502,720
200	Georg Fischer AG	159,882
78,608	Gibraltar Industries, Inc.[e]	2,481,655
70,825	Granite Construction, Inc.	3,226,079
13,670	Greenbrier Companies, Inc.	398,207
20,532	H&E Equipment Services, Inc.	390,724
23,410	Hackett Group, Inc.	324,697
13,000	Hankyu Hanshin Holdings, Inc.	96,935
193,140	Harsco Corporation	1,282,450
62,492	Healthcare Services Group, Inc.	2,585,919
44,453	Heico Corporation	2,969,905
20,450	Herman Miller, Inc.	611,250
28,960	Hexcel Corporation	1,205,894
4,500	Hitachi Transport System, Ltd.	74,029
10,298	HNI Corporation	478,754
1,600	Hochtief AG	206,578
76,083	Honeywell International, Inc.	8,849,975
18,539	Hub Group, Inc.[e]	711,341
31,380	Hubbell, Inc.	3,309,649
32,460	Huntington Ingalls Industries, Inc.	5,454,254
45,626	Huron Consulting Group, Inc.[e]	2,756,723
4,240	Illinois Tool Works, Inc.	441,638
6,000	Inaba Denki Sangyo Company, Ltd.	205,502
118,240	Ingersoll-Rand plc	7,529,523
20,680	Insperity, Inc.	1,597,116
6,830	Insteel Industries, Inc.	195,270
16,790	Interface, Inc.	256,047
14,000	Intrum Justitia AB	439,076
72,500	ITOCHU Corporation	886,908
12,900	ITT Corporation	412,542
46,374	JB Hunt Transport Services, Inc.	3,753,048
11,000	Kamigumi Company, Ltd.	101,671
23,170	KAR Auction Services, Inc.	967,116
82,083	Kforce, Inc.	1,386,382
26,900	KITZ Corporation	127,647
14,850	Knoll, Inc.	360,558
27,000	KONE Oyj	1,246,065
6,189	Koninklijke Boskalis Westminster NV	211,186
115,820	Korn/Ferry International	2,397,474
1,200	Kuehne & Nagel International AG	168,132
4,900	Kurita Water Industries, Ltd.	109,230
108,640	Lincoln Electric Holdings, Inc.	6,418,451
31,180	Manpower, Inc.	2,006,121
17,900	Marubeni Corporation	80,867
113,100	Masco Corporation	3,499,314
39,000	Meggitt plc	211,983
100,420	Meritor, Inc.[e]	723,024
24,138	Middleby Corporation[e]	2,781,905
10,600	MIRAIT Holdings Corporation	104,214
12,000	Mitsuboshi Belting, Ltd.	93,564
9,310	Moog, Inc.[e]	501,995
26,721	MSA Safety, Inc.	1,403,654
6,010	Mueller Industries, Inc.	191,599
18,520	Mueller Water Products, Inc.	211,498
137,219	Navigant Consulting, Inc.[e]	2,216,087
36,982	Nielsen Holdings plc	1,921,955
10,100	Nikkon Holdings Company, Ltd.	181,486
18,000	Nippon Express Company, Ltd.	82,255
18,900	Nitto Kogyo Corporation	234,974
28,267	Nordson Corporation	2,363,404
63,650	Norfolk Southern Corporation	5,418,524
12,060	Northrop Grumman Corporation	2,680,697
25,160	Old Dominion Freight Line, Inc.[e]	1,517,400
61,808	On Assignment, Inc.[e]	2,283,806
138,798	Oshkosh Corporation	6,622,053
9,600	Owens Corning, Inc.	494,592
3,080	Parker Hannifin Corporation	332,794
85,060	Pentair, Ltd.	4,958,147
59,266	PGT, Inc.[e]	610,440
40,084	Proto Labs, Inc.[e,f]	2,307,235
25,130	Quanex Building Products Corporation	467,167
4,200	Randstad Holding NV	167,963
65,570	Raven Industries, Inc.	1,241,896
16,300	Raytheon Company	2,215,985
30,450	Resources Connection, Inc.	450,051

The accompanying Notes to Financial Statements are an integral part of this schedule.

43

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Industrials (3.8%) - continued
8,500	Rexnord Corporation[e]	$166,855
1,055	Rieter Holding AG	215,955
19,167	Ritchie Brothers Auctioneers, Inc.	647,461
29,100	Rockwell Automation, Inc.	3,341,262
45,210	Rockwell Collins, Inc.[f]	3,849,179
21,366	Roper Industries, Inc.	3,644,185
5,370	Ryder System, Inc.	328,322
2,000	SAAB AB	62,369
33,888	Saia, Inc.[e]	851,944
16,400	Sanwa Holdings Corporation	149,077
2,000	Schindler Holding AG	362,096
400	Schindler Holding AG - REG	72,795
3,100	Skanska AB	64,911
18,890	SkyWest, Inc.	499,829
282,260	Southwest Airlines Company	11,067,415
22,090	Spirit Aerosystems Holdings, Inc.[e]	949,870
35,720	SPX FLOW, Inc.[e]	931,220
4,080	Stericycle, Inc.[e]	424,810
28,575	Tennant Company	1,539,335
14,270	Tetra Tech, Inc.	438,731
18,723	Textron, Inc.	684,513
11,960	Toro Company	1,054,872
2,800	TOTO, Ltd.	111,886
57,010	TransUnion[e]	1,906,414
2,600	Travis Perkins plc	51,298
11,020	TrueBlue, Inc.[e]	208,498
22,206	Tyco International plc	945,976
4,620	UniFirst Corporation	534,626
40,700	United Continental Holdings, Inc.[e]	1,670,328
100,450	United Parcel Service, Inc.	10,820,474
49,624	United Rentals, Inc.[e]	3,329,770
31,935	Universal Forest Products, Inc.	2,960,055
58,983	Universal Truckload Services, Inc.	760,881
35,760	WABCO Holdings, Inc.[e]	3,274,543
6,800	Wabtec Corporation	477,564
40,934	WageWorks, Inc.[e]	2,448,263
95,621	Waste Connections, Inc.	6,889,493
6,585	Watsco, Inc.	926,444
4,109	WSP Global, Inc.	125,692
103,570	Xylem, Inc.	4,624,401
39,120	YRC Worldwide, Inc.[e]	344,256
3,500	Yuasa Trading Company, Ltd.	72,208

	Total	333,009,248

Information Technology (6.9%)
14,473	Advanced Energy Industries, Inc.[e]	549,395
168,240	Agilent Technologies, Inc.	7,463,126
63,160	Akamai Technologies, Inc.[e]	3,532,539
25,010	Alliance Data Systems Corporation[e]	4,899,959
52,074	Alphabet, Inc., Class Ae	36,635,621
45,659	Alphabet, Inc., Class Ce	31,600,594
40,902	Ambarella, Inc.[e,f]	2,078,231
61,320	Amkor Technology, Inc.[e]	352,590
114,397	Amphenol Corporation	6,558,380
4,020	Analog Devices, Inc.	227,693
8,911	ANSYS, Inc.[e]	808,673
323,239	Apple, Inc.	30,901,648
262,761	Applied Materials, Inc.	6,298,381
73,226	Arista Networks, Inc.[e,f]	4,714,290
76,870	ARRIS International plc[e]	1,611,195
83,016	Aspen Technology, Inc.[e]	3,340,564
2,232	AtoS	184,027
20,590	AVX Corporation	279,612
29,953	Belden, Inc.	1,808,263
92,300	Blackhawk Network Holdings, Inc.[e]	3,091,127
155,070	Booz Allen Hamilton Holding Corporation	4,596,275
3,600	Broadcom, Ltd.	559,440
35,920	Broadridge Financial Solutions, Inc.	2,341,984
199,189	Brocade Communications Systems, Inc.	1,828,555
175,275	Brooks Automation, Inc.	1,966,585
37,500	CA, Inc.	1,231,125
39,442	Cabot Microelectronics Corporation	1,669,974
21,794	CACI International, Inc.[e]	1,970,396
10,000	Canon, Inc.	285,502
40,658	Cavium, Inc.[e,f]	1,569,399
14,400	CDK Global, Inc.	799,056
19,510	CDW Corporation	781,961
12,720	Check Point Software Technologies, Ltd.[e]	1,013,530
108,507	Ciena Corporation[e]	2,034,506
16,000	Cirrus Logic, Inc.[e]	620,640
1,068,680	Cisco Systems, Inc.	30,660,429
4,280	Citrix Systems, Inc.[e]	342,785
58,849	Cognex Corporation	2,536,392
32,550	Cognizant Technology Solutions Corporation[e]	1,863,162
10,580	Coherent, Inc.[e]	971,032
41,630	CommVault Systems, Inc.[e]	1,798,000
11,050	comScore, Inc.[e]	263,874
14,500	Comtech Telecommunications Corporation	186,180
43,880	Convergys Corporation	1,097,000
99,780	CoreLogic, Inc.[e]	3,839,534
41,540	Corning, Inc.	850,739
106,275	Criteo SA ADR[e,f]	4,880,148
10,540	CTS Corporation	188,877
43,425	Demandware, Inc.[e]	3,252,533
24,986	DST Systems, Inc.	2,909,120
50,270	EarthLink Holdings Corporation	321,728
77,650	eBay, Inc.[e]	1,817,786
262,300	EMC Corporation	7,126,691
45,780	Envestnet, Inc.[e]	1,524,932
22,210	EVERTEC, Inc.	345,143
20,260	ExlService Holdings, Inc.[e]	1,061,827
21,180	F5 Networks, Inc.[e]	2,411,131
76,177	Fabrinet[e]	2,827,690
443,000	Facebook, Inc.[e]	50,626,040
19,487	FEI Company	2,082,771
99,640	Finisar Corporation[e]	1,744,696
45,020	Fitbit, Inc.[e]	550,144
148,580	FLIR Systems, Inc.	4,598,551
149,139	Fortinet, Inc.[e]	4,711,301
22,900	FUJIFILM Holdings NPV	888,530
36,480	Genpact, Ltd.[e]	979,123
102,238	Guidewire Software, Inc.[e]	6,314,219
5,600	Hoya Corporation	200,010
39,440	HP, Inc.	494,972
16,821	IAC/InterActiveCorporation	947,022
47,740	Imperva, Inc.[e]	2,053,297
220,860	Intel Corporation	7,244,208
3,000	ITOCHU Techno-Solutions Corporation	64,630
155,275	Ixia[e]	1,524,800
119,084	Juniper Networks, Inc.	2,678,199
11,790	Keysight Technologies, Inc.[e]	342,971
2,700	Kyocera Corporation	128,474
51,380	Lam Research Corporation[f]	4,319,003
25,700	Liberty Tripadvisor Holdings, Inc.[e]	562,316
21,080	Linear Technology Corporation	980,852

The accompanying Notes to Financial Statements are an integral part of this schedule.

44

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Information Technology (6.9%) - continued
65,470	Lionbridge Technologies, Inc.[e]	$258,607
20,954	Littelfuse, Inc.	2,476,553
20,320	M/A-COM Technology Solutions Holdings, Inc.[e]	670,154
21,348	Manhattan Associates, Inc.[e]	1,369,047
75,950	Marvell Technology Group, Ltd.	723,803
31,150	Maxim Integrated Products, Inc.	1,111,743
13,670	MAXIMUS, Inc.	756,908
20,560	Mentor Graphics Corporation	437,106
60,287	Methode Electronics, Inc.	2,063,624
81,580	Microsemi Corporation[e]	2,666,034
719,530	Microsoft Corporation	36,818,350
33,100	Mobileye NVe	1,527,234
87,666	Monolithic Power Systems, Inc.	5,989,341
2,720	Morningstar, Inc.	222,442
22,107	Nanometrics, Inc.[e]	459,605
60,920	National Instruments Corporation	1,669,208
9,800	NEC Networks & System Integration Corporation	173,500
7,380	NETGEAR, Inc.[e]	350,845
3,300	Nice, Ltd.	209,989
37,766	Nice, Ltd. ADR[f]	2,411,359
5,000	NS Solutions Corporation	77,060
272,514	NVIDIA Corporation	12,810,883
60,075	NXP Semiconductors NVe	4,706,276
236,900	Oclaro, Inc.[e,f]	1,156,072
30,310	ON Semiconductor Corporation[e]	267,334
487,950	Oracle Corporation	19,971,793
7,220	Palo Alto Networks, Inc.[e]	885,461
164,200	Pandora Media, Inc.[e,f]	2,044,290
52,600	Paylocity Holding Corporation[e,f]	2,272,320
630,754	PayPal Holdings, Inc.[e]	23,028,829
50,825	Pegasystems, Inc.	1,369,734
153,487	Progress Software Corporation[e]	4,214,753
72,689	Proofpoint, Inc.[e,f]	4,585,949
49,590	PTC, Inc.[e]	1,863,592
35,026	Q2 Holdings, Inc.[e]	981,429
71,839	QLIK Technologies, Inc.[e]	2,124,998
15,370	QUALCOMM, Inc.	823,371
11,160	Qualys, Inc.[e]	332,680
47,170	RealPage, Inc.[e]	1,053,306
62,160	Red Hat, Inc.[e]	4,512,816
444,260	Salesforce.com, Inc.[e]	35,278,687
13,110	ScanSource, Inc.[e]	486,512
31,875	ServiceNow, Inc.[e]	2,116,500
22,200	Shinko Electric Industries Company, Ltd.	108,737
85,100	ShoreTel, Inc.[e]	569,319
26,250	Symantec Corporation	539,175
102,848	Synopsys, Inc.[e]	5,562,020
1,200	TDK Corporation	67,172
3,430	Tech Data Corporation[e]	246,445
216,967	Teradyne, Inc.	4,272,080
9,070	Tessera Technologies, Inc.	277,905
197,870	Texas Instruments, Inc.	12,396,555
27,560	Trimble Navigation, Ltd.[e]	671,362
19,746	Tyler Technologies, Inc.[e]	3,291,856
300	U-Blox AG	64,672
31,045	Ultimate Software Group, Inc.[e]	6,528,453
1,800	United Internet AG	74,824
131,836	Virtusa Corporation[e]	3,807,424
431,130	Visa, Inc.	31,976,912
371,310	Xilinx, Inc.	17,128,530

	Total	614,231,236

Materials (1.6%)
44,230	Agnico Eagle Mines, Ltd.	2,366,305
1,900	Air Liquide SA	197,946
22,250	Air Products and Chemicals, Inc.	3,160,390
86,400	Albemarle Corporation	6,852,384
231,540	Alcoa, Inc.	2,146,376
5,700	Amcor, Ltd.	64,089
41,654	American Vanguard Corporation	629,392
26,580	Avery Dennison Corporation	1,986,855
40,282	Axalta Coating Systems, Ltd.[e]	1,068,681
17,094	Balchem Corporation	1,019,657
36,980	Ball Corporation[f]	2,673,284
246,470	Barrick Gold Corporation	5,262,134
74,200	BHP Billiton, Ltd.	1,034,070
22,800	BillerudKorsnas AB	340,233
11,760	Boise Cascade Company[e]	269,892
6,500	Buzzi Unicem SPA	113,907
41,950	Cabot Corporation	1,915,437
9,160	Carpenter Technology Corporation	301,639
573	CCL Industries, Inc.	99,720
73,257	Celanese Corporation	4,794,671
58,508	Chemtura Corporation[e]	1,543,441
27,647	Clearwater Paper Corporation[e]	1,807,284
24,800	Continental Building Products, Inc.[e]	551,304
3,600	Croda International plc	151,123
98,830	Crown Holdings, Inc.[e]	5,007,716
56,700	Daicel Corporation	587,529
15,000	Denki Kagaku Kogyo KK	60,661
121,600	Dow Chemical Company	6,044,736
9,000	Eagle Materials, Inc.	694,350
7,920	Eastman Chemical Company	537,768
171,180	Eldorado Gold Corporation	770,310
2,300	Evonik Industries AG	68,560
67,160	Ferroglobe plc	578,248
102,186	FMC Corporation	4,732,234
193,960	Freeport-McMoRan, Inc.[f]	2,160,714
1,800	FUCHS PETROLUB SE	70,814
200	Givaudan SA	402,705
167,840	Goldcorp, Inc.	3,210,779
56,060	Graphic Packaging Holding Company	702,992
7,800	Hexpol AB	80,098
11,246	Ingevity Corporation[e]	382,814
10,050	Innophos Holdings, Inc.	424,211
26,948	Innospec, Inc.	1,239,339
113,340	International Paper Company	4,803,349
4,900	JFE Holdings, Inc.	63,921
6,200	JSR Corporation	82,107
24,520	KapStone Paper and Packaging Corporation	319,005
295,430	Kinross Gold Corporation[e]	1,444,653
14,630	Koppers Holdings, Inc.[e]	449,580
1,300	LafargeHolcim, Ltd.	54,389
11,460	Martin Marietta Materials, Inc.	2,200,320
11,220	Materion Corporation	277,807
22,175	Minerals Technologies, Inc.	1,259,540
30,200	Mitsubishi Chemical Holdings Corporation	138,437
12,000	Mitsubishi Gas Chemical Company, Inc.	62,603
37,000	Mitsubishi Materials Corporation	88,591
244,870	Mosaic Company	6,410,697
114,947	Myers Industries, Inc.	1,655,237
134,900	Newmont Mining Corporation	5,277,288
2,400	Nippon Shokubai Company, Ltd.	138,039
121,768	Norsk Hydro ASA	445,772
5,800	Novozymes AS	278,521
77,790	Nucor Corporation	3,843,604

The accompanying Notes to Financial Statements are an integral part of this schedule.

45

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (33.6%)	Value
Materials (1.6%) - continued
18,000	Oji Holdings Corporation	$69,102
8,410	Olin Corporation	208,904
54,970	OMNOVA Solutions, Inc.[e]	398,533
33,400	Orora, Ltd.	69,348
180,140	Owens-Illinois, Inc.[e]	3,244,321
118,024	Packaging Corporation of America	7,899,346
11,660	PolyOne Corporation	410,898
39,440	Rayonier Advanced Materials, Inc.	535,990
22,020	Reliance Steel & Aluminum Company	1,693,338
2,380	Rio Tinto, Ltd.	82,326
15,940	Royal Gold, Inc.[f]	1,147,999
30,490	Schnitzer Steel Industries, Inc.	536,624
22,255	Scotts Miracle-Gro Company	1,555,847
48,950	Sealed Air Corporation	2,250,232
75,030	Silver Wheaton Corporation	1,765,456
50,420	Sonoco Products Company	2,503,857
218,223	Steel Dynamics, Inc.	5,346,464
44,450	Stillwater Mining Company[e]	527,177
6,000	Sumitomo Metal Mining Company, Ltd.	61,034
15,000	Sumitomo Seika Chemicals Company, Ltd.	83,566
131,050	Teck Resources, Ltd.[f]	1,725,929
15,000	Tosoh Corporation	69,189
22,994	UPM-Kymmene Oyj	422,419
24,130	Vulcan Materials Company	2,904,287
67,479	Westrock Company	2,622,909
248,110	Yamana Gold, Inc.	1,290,172
22,698	Yara International ASA	721,043

	Total	137,546,562

Telecommunications Services (0.3%)
61,010	AT&T, Inc.	2,636,242
9,040	BCE, Inc.	427,807
151,070	Cincinnati Bell, Inc.[e]	690,390
21,000	Elisa Oyj	806,891
24,760	FairPoint Communications, Inc.[e,f]	363,477
20,400	Freenet AG	525,374
33,000	General Communication, Inc.[e]	521,400
26,580	Inteliquent, Inc.	528,676
249,389	KCOM Group plc	350,261
40,237	Level 3 Communications, Inc.[e]	2,071,803
1,600	Millicom International Cellular SA	98,143
5,600	Nippon Telegraph & Telephone Corporation	262,612
19,700	Orange SA	320,333
7,100	Proximus SA	225,628
48,712	SBA Communications Corporation[e]	5,257,973
100	Swisscom AG	49,681
24,500	Telefonica Deutschland Holding AG	100,918
212,556	Verizon Communications, Inc.	11,869,127
85,050	Vonage Holdings Corporation[e]	518,805

	Total	27,625,541

Utilities (0.9%)
46,630	Alliant Energy Corporation	1,851,211
51,180	American States Water Company	2,242,708
48,010	Aqua America, Inc.	1,712,037
31,490	Artesian Resources Corporation	1,068,141
124,290	Avista Corporation	5,568,192
8,510	California Water Service Group	297,254
42,140	CenterPoint Energy, Inc.	1,011,360
4,800	Chubu Electric Power Company, Inc.	68,309
26,650	Consolidated Water Company, Ltd.[f]	348,049
8,200	E.ON SE	82,778
62,970	Edison International, Inc.	4,890,880
120,100	Electricidade de Portugal SA	367,696
24,100	Enagas SAf	736,265
119,410	Eversource Energy	7,152,659
36,660	Exelon Corporation	1,332,958
31,140	Great Plains Energy, Inc.	946,656
132,820	MDU Resources Group, Inc.	3,187,680
13,450	Middlesex Water Company	583,461
10,760	New Jersey Resources Corporation	414,798
174,000	Osaka Gas Company, Ltd.	668,941
341,730	PG&E Corporation	21,843,382
18,860	Portland General Electric Company	832,103
73,160	Public Service Enterprise Group, Inc.	3,409,988
87,700	Redes Energeticas Nacionais SGPS SA	246,617
38,100	Renewable Energy Group, Inc.[e]	336,423
67,400	Southern Company	3,614,662
45,398	Southwest Gas Corporation	3,573,276
23,898	Spire, Inc.	1,692,934
186,816	Talen Energy Corporation[e]	2,531,357
14,000	Toho Gas Company, Ltd.	114,558
12,200	Tokyo Electric Power Company, Inc.[e]	51,667
34,200	United Utilities Group plc	474,026
7,932	Unitil Corporation	338,458
53,700	Vectren Corporation	2,828,379
3,900	Veolia Environnement SA	84,219
13,950	WEC Energy Group, Inc.	910,935

	Total	77,415,017

	Total Common Stock (cost $2,720,524,932)	2,975,600,807

	Registered Investment Companies (29.6%)
Affiliated Equity Holdings (17.1%)
22,936,793	Thrivent Large Cap Stock Portfolio	256,373,714
30,302,240	Thrivent Large Cap Value Portfolio	447,939,834
15,614,280	Thrivent Mid Cap Stock Portfolio	245,439,300
57,080,403	Thrivent Partner Worldwide Allocation Portfolio	500,458,141
4,432,127	Thrivent Small Cap Stock Portfolio	68,190,492

	Total	1,518,401,481

Affiliated Fixed Income Holdings (11.3%)
34,480,515	Thrivent High Yield Portfolio	159,962,007
50,957,750	Thrivent Income Portfolio	525,807,548
31,436,113	Thrivent Limited Maturity Bond Portfolio	308,592,603

	Total	994,362,158

Equity Funds/ETFs (0.5%)
1,530	iShares MSCI EAFE Index Fund	85,389
37,491	iShares Russell 2000 Growth Index Fund	5,143,015
30,973	iShares Russell 2000 Index Fund	3,560,966
12,420	iShares Russell 2000 Value Index Fund	1,208,466
33,940	Materials Select Sector SPDR Fund	1,572,780
126,504	SPDR S&P 500 ETF Trust	26,506,383
42,300	SPDR S&P Biotech ETF	2,288,007
700	SPDR S&P MidCap 400 ETF Trust	190,666
12,362	Utilities Select Sector SPDR Fund	648,634

The accompanying Notes to Financial Statements are an integral part of this schedule.

46

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (29.6%)	Value
Equity Funds/ETFs (0.5%) - continued
9,030	VanEck Vectors Oil Services ETF[f]	$264,128

	Total	41,468,434

Fixed Income Funds/ETFs (0.7%)
123,000	iShares Barclays 1-3 Year Credit Bond Fund	13,049,070
411,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	50,552,487

	Total	63,601,557

	Total Registered Investment Companies (cost $2,492,589,387)	2,617,833,630

Principal Amount	Long-Term Fixed Income (29.6%)
Asset-Backed Securities (1.3%)
	Access Group, Inc.
$778,670	0.946%, 2/25/2036[g,h]	754,653
	Ares CLO, Ltd.
4,400,000	1.921%, 10/12/2023*,h	4,381,147
2,750,000	2.106%, 11/15/2025*,h	2,746,888
	BA Credit Card Trust
1,750,000	0.822%, 6/15/2021[h]	1,748,732
	Bayview Opportunity Master Fund Trust
1,145,386	3.228%, 7/28/2034*,i	1,144,593
3,012,447	3.721%, 2/28/2035*	3,012,880
1,639,118	3.721%, 7/28/2035[g,i]	1,637,105
	Betony CLO, Ltd.
1,260,000	2.138%, 4/15/2027*,h	1,251,215
	CAM Mortgage, LLC
1,115,553	3.500%, 7/15/2064*,i	1,115,978
	Capital One Multi-Asset Execution Trust
2,250,000	0.822%, 1/18/2022[h]	2,248,780
	Chase Issuance Trust
1,375,000	1.590%, 2/18/2020	1,389,226
2,525,000	1.620%, 7/15/2020	2,553,007
2,500,000	0.852%, 5/17/2021[h]	2,500,719
	Chesapeake Funding II, LLC
1,000,000	1.880%, 6/15/2028[g]	1,002,661
	Chesapeake Funding, LLC
1,035,032	0.915%, 1/7/2025[g,h]	1,034,405
	Commonbond Student Loan Trust
5,912,751	3.320%, 5/25/2040[g]	5,983,914
	Countrywide Asset-Backed Certificates
158,227	5.329%, 4/25/2047	152,054
	DRB Prime Student Loan Trust
1,194,209	3.170%, 7/25/2031*	1,210,920
3,748,952	3.200%, 1/25/2040*	3,805,717
1,100,000	2.890%, 6/25/2040[g]	1,107,487
	Edlinc Student Loan Funding Trust
77,345	3.388%, 10/1/2025*,h	77,716
	Enterprise Fleet Financing, LLC
90,203	1.060%, 3/20/2019[g]	90,191
417,008	0.870%, 9/20/2019[g]	416,513
	FirstEnergy Ohio PIRB Special Purpose Trust
262,617	0.679%, 1/15/2019	262,304
	Ford Credit Auto Owner Trust
1,350,000	2.260%, 11/15/2025[g]	1,377,151
	GoldenTree Loan Opportunities IX, Ltd.
1,400,000	2.148%, 10/29/2026*,h	1,395,521
	Golub Capital Partners CLO 22B, Ltd.
2,700,000	2.116%, 2/20/2027*,h	2,681,848
	Golub Capital Partners CLO 23M, Ltd.
1,350,000	2.118%, 5/5/2027*,h	1,340,490
	Lehman XS Trust
5,904,375	5.440%, 8/25/2035[i]	5,132,588
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045	5,752,447
5,400,000	3.246%, 12/15/2047	5,734,709
	Morgan Stanley Capital, Inc.
2,724,744	0.603%, 2/25/2037[h]	1,549,730
	OneMain Financial Issuance Trust
2,600,000	4.100%, 3/20/2028[g]	2,680,851
	OZLM VIII, Ltd.
1,400,000	2.073%, 10/17/2026*,h	1,395,285
	Pretium Mortgage Credit Partners, LLC
2,896,989	4.125%, 10/27/2030*	2,900,261
	Race Point IX CLO, Ltd.
3,260,000	2.138%, 4/15/2027*,h	3,239,288
	Renaissance Home Equity Loan Trust
6,360,861	6.011%, 5/25/2036[i]	4,255,563
3,606,811	5.580%, 11/25/2036[i]	1,957,669
	SLM Student Loan Trust
1,199,765	1.042%, 7/15/2022[g,h]	1,198,481
193,962	1.042%, 8/15/2022[g,h]	193,805
592,907	1.038%, 4/25/2023[g,h]	592,288
125,000	1.492%, 5/17/2027[g,h]	124,773
	Sofi Consumer Loan Program, LLC
2,100,000	3.260%, 8/25/2025[g]	2,111,156
	SoFi Professional Loan Program, LLC
2,566,245	2.420%, 3/25/2030[g]	2,563,856
	Sunset Mortgage Loan Company, LLC
2,439,022	4.459%, 9/16/2045*,i	2,448,698
	U.S. Small Business Administration
894,414	3.191%, 3/10/2024	943,013
	Vericrest Opportunity Loan Transferee
6,579,845	3.375%, 10/25/2058*,i	6,510,768
3,499,593	3.500%, 6/26/2045[g]	3,471,137
3,654,607	3.500%, 6/26/2045[g,i]	3,628,768
2,746,908	3.625%, 7/25/2045[g,i]	2,727,922
1,582,881	3.500%, 2/25/2055*,i	1,574,006
	Vericrest Opportunity Loan Trust
3,978,411	4.250%, 3/26/2046*,i	4,005,157
	Volvo Financial Equipment, LLC
1,213,522	0.820%, 4/16/2018[g]	1,211,281

	Total	116,327,315

Basic Materials (0.1%)
	Albemarle Corporation
395,000	3.000%, 12/1/2019	400,343
	Anglo American plc
2,433,000	3.625%, 5/14/2020[f,g]	2,338,721

The accompanying Notes to Financial Statements are an integral part of this schedule.

47

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Basic Materials (0.1%) - continued
	ArcelorMittal SA
$1,425,000	6.500%, 3/1/2021[f]	$1,464,187
	First Quantum Minerals, Ltd.
621,000	6.750%, 2/15/2020[g]	518,535
621,000	7.000%, 2/15/2021[g]	499,129
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[g]	942,173
	Glencore Funding, LLC
680,000	1.693%, 4/16/2018[g,h]	652,800
	Novelis, Inc.
1,130,000	8.375%, 12/15/2017	1,155,425
1,560,000	8.750%, 12/15/2020	1,626,300
	Yamana Gold, Inc.
1,285,000	4.950%, 7/15/2024	1,264,183

	Total	10,861,796

Capital Goods (0.6%)
	AECOM
3,030,000	5.875%, 10/15/2024	3,105,750
	Aircastle, Ltd.
2,875,000	5.000%, 4/1/2023	2,921,575
	Ball Corporation
1,415,000	4.375%, 12/15/2020	1,488,403
	Building Materials Corporation of America
2,355,000	6.000%, 10/15/2025[g]	2,460,975
	Case New Holland, Inc.
1,500,000	7.875%, 12/1/2017	1,612,500
	Cemex Finance, LLC
2,970,000	9.375%, 10/12/2022[g]	3,267,000
	CNH Industrial Capital, LLC
1,155,000	4.375%, 11/6/2020[f]	1,166,550
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,499,400
	Fortive Corporation
1,100,000	1.800%, 6/15/2019[g]	1,107,057
600,000	4.300%, 6/15/2046[g]	637,558
	General Electric Company
2,095,000	5.000%, 12/29/2049[j]	2,222,795
	HD Supply, Inc.
2,805,000	5.750%, 4/15/2024[g]	2,917,200
	Huntington Ingalls Industries, Inc.
2,975,000	5.000%, 11/15/2025[g]	3,146,062
	L-3 Communications Corporation
1,550,000	3.950%, 5/28/2024	1,630,815
	Lockheed Martin Corporation
1,332,000	2.500%, 11/23/2020	1,374,447
1,544,000	4.500%, 5/15/2036	1,723,433
	Newell Rubbermaid, Inc.
772,000	2.600%, 3/29/2019	792,212
1,093,000	5.500%, 4/1/2046	1,300,372
	Northrop Grumman Corporation
1,310,000	3.850%, 4/15/2045	1,363,757
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[g]	1,461,825
1,500,000	5.875%, 8/15/2023[f,g]	1,575,630
	Pentair Finance SA
1,500,000	2.900%, 9/15/2018	1,515,195
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026[d]	1,115,586
	Reynolds Group Issuer, Inc.
2,401,432	5.750%, 10/15/2020	2,479,479
	Roper Industries, Inc.
2,070,000	2.050%, 10/1/2018	2,095,134
	Standard Industries, Inc.
800,000	5.500%, 2/15/2023[g]	818,000
	Textron, Inc.
785,000	5.600%, 12/1/2017	825,439
1,225,000	7.250%, 10/1/2019	1,408,632
	United Rentals North America, Inc.
4,640,000	5.500%, 7/15/2025[f]	4,570,400
	Waste Management, Inc.
310,000	3.125%, 3/1/2025	324,135

	Total	53,927,316

Collateralized Mortgage Obligations (1.2%)
	Alm Loan Funding CLO
1,400,000	2.063%, 10/17/2026*,h	1,391,086
	Alternative Loan Trust
1,313,650	6.000%, 6/25/2036	1,035,517
	Apidos CLO XVIII
1,400,000	2.047%, 7/22/2026*,h	1,397,252
	Babson CLO, Ltd.
1,400,000	2.023%, 10/17/2026*,h	1,391,080
	BCAP, LLC Trust
3,048,683	0.633%, 3/25/2037[h]	2,555,848
	Birchwood Park CLO, Ltd.
1,400,000	2.068%, 7/15/2026*,h	1,395,454
	BlueMountain CLO, Ltd.
1,400,000	2.108%, 10/15/2026*,h	1,398,940
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	1.934%, 7/20/2023*,h	1,394,744
1,400,000	2.128%, 10/15/2026*,h	1,397,860
	Cent CLO 16, LP
1,400,000	1.887%, 8/1/2024*,h	1,393,263
	Cent CLO 22, Ltd.
1,400,000	2.112%, 11/7/2026*,h	1,386,605
	Citigroup Mortgage Loan Trust, Inc.
900,510	5.500%, 11/25/2035	855,487
	CitiMortgage Alternative Loan Trust
2,969,699	5.750%, 4/25/2037	2,501,461
	Countrywide Alternative Loan Trust
1,865,686	2.649%, 10/25/2035	1,459,879
1,261,730	6.000%, 4/25/2036	1,008,706
583,285	6.000%, 1/25/2037	513,624
3,493,150	5.500%, 5/25/2037	2,793,702
3,248,386	7.000%, 10/25/2037	2,005,969
	Countrywide Home Loans, Inc.
1,074,959	5.750%, 4/25/2037	906,015
	Deutsche Alt-A Securities Mortgage Loan Trust
820,355	6.000%, 10/25/2021	713,582
	Dryden 34 Senior Loan Fund CLO
1,400,000	2.058%, 10/15/2026*,h	1,394,968
	Federal Home Loan Mortgage Corporation
9,274,578	4.000%, 7/15/2031[k]	855,558
4,578,525	3.000%, 2/15/2033[k]	536,804

The accompanying Notes to Financial Statements are an integral part of this schedule.

48

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Collateralized Mortgage Obligations (1.2%) - continued
	Federal National Mortgage Association
$9,336,386	3.500%, 1/25/2033[k]	$1,199,278
	First Horizon Alternative Mortgage Securities Trust
2,614,623	6.000%, 8/25/2036[h]	2,154,933
	Galaxy XX CLO, Ltd.
4,500,000	2.084%, 7/20/2027*,h	4,460,168
	IndyMac INDX Mortgage Loan Trust
3,555,277	1.093%, 7/25/2045[h]	2,907,674
	J.P. Morgan Alternative Loan Trust
1,729,235	6.500%, 3/25/2036	1,404,772
	J.P. Morgan Mortgage Trust
601,465	3.113%, 6/25/2036	514,708
280,962	2.708%, 10/25/2036	252,291
3,301,702	0.833%, 1/25/2037[h]	1,726,445
3,816,144	6.250%, 8/25/2037	2,861,888
	Limerock CLO III, LLC
4,500,000	2.164%, 10/20/2026*,h	4,381,414
	Madison Park Funding XIV CLO, Ltd.
1,525,000	2.084%, 7/20/2026*,h	1,522,159
	Madison Park Funding, Ltd.
4,250,000	1.916%, 8/15/2022*,h	4,233,557
	Magnetite XII, Ltd.
4,425,000	2.128%, 4/15/2027*,h	4,394,489
	MASTR Alternative Loans Trust
732,459	6.500%, 7/25/2034	738,133
2,162,750	0.903%, 12/25/2035[h]	994,658
	Merrill Lynch Alternative Note Asset Trust
701,611	6.000%, 3/25/2037	550,335
	Mountain View CLO, Ltd.
4,525,000	2.088%, 7/15/2027*,h	4,468,581
	Neuberger Berman CLO, Ltd.
1,100,000	2.107%, 8/4/2025*,h	1,097,057
	NZCG Funding CLO, Ltd.
4,500,000	2.184%, 4/27/2027*,h	4,471,161
	Octagon Investment Partners XX CLO, Ltd.
1,400,000	2.068%, 8/12/2026*,h	1,394,126
	OHA Loan Funding, Ltd.
4,500,000	2.164%, 10/20/2026*,h	4,498,278
	Residential Asset Securitization Trust
3,464,032	0.833%, 8/25/2037[h]	917,170
	Sequoia Mortgage Trust
2,992,928	3.018%, 9/20/2046	2,393,006
	Shackleton VII CLO, Ltd.
4,500,000	2.168%, 4/15/2027*,h	4,476,968
	Symphony CLO VIII, Ltd.
1,338,374	1.729%, 1/9/2023*,h	1,335,420
	Symphony CLO XV, Ltd.
4,500,000	2.083%, 10/17/2026*,h	4,478,575
	Voya CLO 3, Ltd.
1,400,000	2.058%, 7/25/2026*,h	1,393,998
	WaMu Mortgage Pass Through Certificates
285,257	2.471%, 9/25/2036	257,138
988,507	2.484%, 10/25/2036	855,155
2,758,993	2.204%, 11/25/2036	2,428,474
3,231,111	2.008%, 1/25/2037	2,719,600
5,532,765	1.397%, 9/25/2046[h]	4,553,798
	Washington Mutual Mortgage Pass Through Certificates
3,450,361	7.000%, 2/25/2036	2,485,225

	Total	110,204,036

Commercial Mortgage-Backed Securities (0.9%)
	Commercial Mortgage Pass-Through Certificates
1,680,000	1.498%, 6/8/2030[g,h]	1,678,948
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,287,104
	Credit Suisse Mortgage Capital Certificates
3,587,043	5.509%, 9/15/2039	3,585,225
	Federal National Mortgage Association
323,764	1.272%, 1/25/2017	323,823
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,810,204
	GS Mortgage Securities Trust
245,054	2.999%, 8/10/2044	245,075
6,600,000	3.666%, 9/10/2047	7,190,431
6,225,000	3.734%, 11/10/2048	6,880,980
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,750,000	3.507%, 5/15/2045	2,973,493
3,650,000	5.887%, 2/12/2049	3,716,067
	JPMBB Commercial Mortgage Securities Trust
4,500,000	3.231%, 1/15/2048	4,761,986
	Morgan Stanley Bank of America Merrill Lynch Trust
6,525,000	3.635%, 10/15/2048	7,117,103
	Morgan Stanley Capital, Inc.
6,580,000	5.406%, 3/15/2044	6,706,240
	SCG Trust
1,150,000	1.842%, 11/15/2026[g,h]	1,148,271
	UBS Commercial Mortgage Trust
8,150,000	3.400%, 5/10/2045	8,747,722
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057	4,344,111
3,750,000	3.839%, 9/15/2058	4,142,664
	WFRBS Commercial Mortgage Trust
2,000,000	2.870%, 11/15/2045	2,094,559

	Total	77,754,006

Communications Services (1.4%)
	21st Century Fox America, Inc.
1,620,000	6.900%, 3/1/2019	1,843,192
	Altice Financing SA
2,400,000	6.625%, 2/15/2023[g]	2,356,488
	Altice US Finance I Corporation
2,990,000	5.500%, 5/15/2026[g]	2,990,000
	AMC Networks, Inc.
4,360,000	5.000%, 4/1/2024	4,315,855
	America Movil SAB de CV
1,125,000	1.656%, 9/12/2016[h]	1,125,281
1,039,000	5.000%, 10/16/2019	1,143,811

The accompanying Notes to Financial Statements are an integral part of this schedule.

49

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Communications Services (1.4%) - continued
	American Tower Corporation
$180,000	2.800%, 6/1/2020	$184,199
1,930,000	3.300%, 2/15/2021	2,013,380
910,000	3.450%, 9/15/2021	947,184
	AT&T, Inc.
707,000	5.875%, 10/1/2019	799,821
615,000	1.561%, 6/30/2020[h]	612,594
1,212,000	3.875%, 8/15/2021	1,305,720
1,015,000	3.000%, 6/30/2022	1,039,435
2,702,000	6.350%, 3/15/2040	3,243,913
1,300,000	5.550%, 8/15/2041	1,456,476
1,527,000	5.150%, 3/15/2042	1,647,575
772,000	4.750%, 5/15/2046	791,202
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[g]	1,149,760
	CCO Holdings, LLC
3,100,000	5.875%, 4/1/2024[g]	3,216,250
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[g]	1,339,000
	CenturyLink, Inc.
2,315,000	6.450%, 6/15/2021	2,352,619
565,000	7.500%, 4/1/2024[f]	569,944
	Charter Communications Operating, LLC
1,530,000	6.834%, 10/23/2055[g]	1,819,191
920,000	3.579%, 7/23/2020[g]	961,808
1,560,000	4.908%, 7/23/2025[g]	1,705,551
	Clear Channel Worldwide Holdings, Inc.
3,270,000	6.500%, 11/15/2022	3,270,000
	Columbus International, Inc.
2,945,000	7.375%, 3/30/2021[g]	3,109,920
	Comcast Corporation
1,225,000	2.750%, 3/1/2023	1,282,890
3,265,000	4.400%, 8/15/2035	3,682,910
539,000	4.650%, 7/15/2042	618,511
2,253,000	4.750%, 3/1/2044	2,627,052
	Cox Communications, Inc.
648,000	9.375%, 1/15/2019[g]	754,900
1,475,000	3.850%, 2/1/2025[g]	1,485,641
	Crown Castle International Corporation
1,774,000	3.400%, 2/15/2021	1,851,941
2,423,000	5.250%, 1/15/2023	2,718,751
700,000	3.700%, 6/15/2026	722,184
	Digicel, Ltd.
3,875,000	6.000%, 4/15/2021*	3,321,650
	Dish DBS Corporation
2,880,000	5.875%, 7/15/2022	2,800,800
	FairPoint Communications, Inc.
2,260,000	8.750%, 8/15/2019[g]	2,226,100
	Frontier Communications Corporation
3,250,000	8.875%, 9/15/2020	3,469,375
	Hughes Satellite Systems Corporation
2,290,000	6.500%, 6/15/2019	2,473,200
	Level 3 Communications, Inc.
3,020,000	5.375%, 1/15/2024	3,031,325
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	987,538
	Neptune Finco Corporation
1,895,000	10.875%, 10/15/2025[g]	2,166,212
	Numericable-SFR SA
3,480,000	6.000%, 5/15/2022[g]	3,384,300
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	789,923
	Quebecor Media, Inc.
2,005,000	5.750%, 1/15/2023	2,035,075
	S&P Global, Inc.
1,544,000	3.300%, 8/14/2020	1,615,544
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[g]	1,043,073
	Sprint Communications, Inc.
2,300,000	9.000%, 11/15/2018[g]	2,449,500
	Sprint Corporation
1,400,000	7.625%, 2/15/2025	1,107,750
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,139,726
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,205,488
	Time Warner, Inc.
3,152,000	3.600%, 7/15/2025	3,335,273
975,000	6.250%, 3/29/2041	1,226,996
	T-Mobile USA, Inc.
3,570,000	6.125%, 1/15/2022	3,744,037
	Unitymedia Hessen GmbH & Company KG
2,190,000	5.500%, 1/15/2023[g]	2,200,950
	Univision Communications, Inc.
970,000	5.125%, 5/15/2023[g]	962,725
650,000	5.125%, 2/15/2025[g]	642,688
	UPCB Finance V, Ltd.
990,000	7.250%, 11/15/2021[g]	1,032,075
	Verizon Communications, Inc.
945,000	1.426%, 6/17/2019[h]	949,782
2,485,000	3.000%, 11/1/2021	2,610,182
3,489,000	5.150%, 9/15/2023	4,063,380
650,000	5.050%, 3/15/2034	721,432
1,165,000	4.272%, 1/15/2036	1,192,275
2,530,000	4.522%, 9/15/2048	2,634,489

	Total	124,617,812

Consumer Cyclical (0.9%)
	Automatic Data Processing, Inc.
500,000	3.375%, 9/15/2025	543,710
	Cinemark USA, Inc.
3,525,000	4.875%, 6/1/2023	3,489,750
	CVS Health Corporation
400,000	2.250%, 8/12/2019	410,791
2,900,000	4.875%, 7/20/2035	3,462,327
1,225,000	5.125%, 7/20/2045	1,519,706
	Delphi Automotive plc
1,930,000	3.150%, 11/19/2020	1,985,202
	eBay, Inc.
760,000	2.500%, 3/9/2018	773,870
	Ford Motor Company
625,000	7.450%, 7/16/2031	838,040
	Ford Motor Credit Company, LLC
2,024,000	5.000%, 5/15/2018	2,144,497
1,470,000	2.551%, 10/5/2018	1,497,173

The accompanying Notes to Financial Statements are an integral part of this schedule.

50

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Consumer Cyclical (0.9%) - continued
$1,525,000	2.943%, 1/8/2019	$1,569,451
	General Motors Company
750,000	6.600%, 4/1/2036	860,031
1,401,000	6.250%, 10/2/2043	1,556,305
	General Motors Financial Company, Inc.
2,150,000	3.250%, 5/15/2018	2,194,565
1,156,000	3.700%, 11/24/2020	1,187,685
772,000	4.200%, 3/1/2021	807,629
1,630,000	4.300%, 7/13/2025	1,672,354
	GLP Capital, LP
1,465,000	4.875%, 11/1/2020	1,518,106
2,000,000	4.375%, 4/15/2021[f]	2,060,000
	Goodyear Tire & Rubber Company
3,240,000	5.125%, 11/15/2023	3,345,300
	Hilton Worldwide Finance, LLC
3,265,000	5.625%, 10/15/2021	3,379,275
	Home Depot, Inc.
676,000	2.625%, 6/1/2022	707,460
965,000	3.000%, 4/1/2026	1,025,575
	Hyundai Capital America
1,158,000	2.400%, 10/30/2018[g]	1,174,174
1,158,000	3.000%, 10/30/2020[g]	1,197,790
	Jaguar Land Rover Automotive plc
1,270,000	4.125%, 12/15/2018[g]	1,284,287
1,100,000	5.625%, 2/1/2023[f,g]	1,142,625
	KB Home
1,815,000	4.750%, 5/15/2019	1,819,538
	L Brands, Inc.
2,100,000	5.625%, 2/15/2022	2,259,600
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,111,000
1,445,000	4.875%, 12/15/2023	1,448,613
	Live Nation Entertainment, Inc.
2,150,000	5.375%, 6/15/2022[g]	2,209,125
	McDonald’s Corporation
1,100,000	2.750%, 12/9/2020	1,148,403
	MGM Resorts International
3,140,000	6.000%, 3/15/2023[f]	3,312,700
	MGP Escrow Issuer, LLC
2,504,000	5.625%, 5/1/2024[g]	2,647,980
	PulteGroup, Inc.
2,810,000	4.250%, 3/1/2021	2,897,110
	Rite Aid Corporation
2,955,000	6.125%, 4/1/2023[g]	3,154,463
	Royal Caribbean Cruises, Ltd.
1,450,000	5.250%, 11/15/2022	1,526,125
	Six Flags Entertainment Corporation
2,850,000	5.250%, 1/15/2021[g]	2,939,062
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	672,700
609,000	4.000%, 12/31/2018	631,228
	West Corporation
3,470,000	5.375%, 7/15/2022[g]	3,227,100
	ZF North America Capital, Inc.
3,200,000	4.500%, 4/29/2022[g]	3,244,000

	Total	77,596,425

	AbbVie, Inc.
1,150,000	2.500%, 5/14/2020	1,175,671
1,910,000	3.600%, 5/14/2025	2,001,355
1,930,000	4.450%, 5/14/2046	1,957,099
	Actavis Funding SCS
1,158,000	3.800%, 3/15/2025	1,206,437
2,350,000	4.550%, 3/15/2035	2,415,144
3,474,000	4.850%, 6/15/2044	3,658,581
	Altria Group, Inc.
2,990,000	2.850%, 8/9/2022	3,131,810
	Amgen, Inc.
565,000	2.125%, 5/1/2020	573,922
772,000	2.700%, 5/1/2022	794,491
875,000	3.125%, 5/1/2025	912,827
	Anheuser-Busch InBev Finance, Inc.
815,000	1.897%, 2/1/2021[h]	839,714
4,248,000	3.650%, 2/1/2026	4,550,653
3,860,000	4.700%, 2/1/2036	4,337,590
1,930,000	4.900%, 2/1/2046	2,261,655
	Aramark Services, Inc.
2,000,000	4.750%, 6/1/2026[g]	1,960,000
	B&G Foods, Inc.
1,050,000	4.625%, 6/1/2021	1,050,000
	BAT International Finance plc
825,000	1.163%, 6/15/2018[g,h]	823,424
	Becton, Dickinson and Company
1,904,000	6.375%, 8/1/2019	2,168,597
	Biogen, Inc.
1,100,000	3.625%, 9/15/2022	1,167,660
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	842,401
1,025,000	3.850%, 5/15/2025	1,084,199
	BRF SA
873,000	4.750%, 5/22/2024[g]	866,452
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,122,503
1,230,000	3.500%, 11/24/2020	1,289,308
	Cardinal Health, Inc.
450,000	1.950%, 6/15/2018	455,216
507,000	4.900%, 9/15/2045	565,066
	Celgene Corporation
1,685,000	2.875%, 8/15/2020	1,742,509
445,000	3.550%, 8/15/2022	466,215
1,685,000	5.000%, 8/15/2045	1,855,756
	Centene Escrow Corporation
3,100,000	5.625%, 2/15/2021[g]	3,231,750
	CHS/Community Health Systems, Inc.
3,205,000	7.125%, 7/15/2020[f]	2,971,323
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	539,017
	Cigna Corporation
980,000	5.375%, 2/15/2042	1,159,878
	ConAgra Foods, Inc.
579,000	7.125%, 10/1/2026	752,339
	Cott Beverages, Inc.
1,470,000	5.375%, 7/1/2022	1,470,000
	EMD Finance, LLC
880,000	1.006%, 3/17/2017[g,h]	879,482
1,520,000	2.950%, 3/19/2022[g]	1,557,321

The accompanying Notes to Financial Statements are an integral part of this schedule.

51

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Consumer Non-Cyclical (1.5%) - continued
	Endo Finance, LLC
$2,025,000	6.000%, 2/1/2025[g]	$1,756,687
	Energizer Holdings, Inc.
2,749,000	5.500%, 6/15/2025[g]	2,735,255
	Envision Healthcare Corporation
3,165,000	5.125%, 7/1/2022[g]	3,180,825
	Express Scripts Holding Company
772,000	3.900%, 2/15/2022	827,334
1,820,000	4.500%, 2/25/2026	1,999,532
305,000	3.400%, 3/1/2027	304,612
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[g]	1,205,875
	Gilead Sciences, Inc.
435,000	2.550%, 9/1/2020	452,004
	Grifols Worldwide Operations, Ltd.
3,000,000	5.250%, 4/1/2022	3,052,500
	H. J. Heinz Company
1,250,000	3.500%, 7/15/2022[g]	1,327,576
	HCA, Inc.
1,470,000	3.750%, 3/15/2019	1,521,450
1,000,000	4.750%, 5/1/2023	1,025,000
1,430,000	5.250%, 6/15/2026	1,484,519
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[g]	1,817,565
	JBS USA, LLC
2,220,000	5.750%, 6/15/2025[g]	2,086,800
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,775,155
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	633,262
	LifePoint Health, Inc.
2,200,000	5.500%, 12/1/2021	2,293,500
820,000	5.375%, 5/1/2024[g]	822,050
	McKesson Corporation
1,522,000	3.796%, 3/15/2024	1,647,860
825,000	4.883%, 3/15/2044	940,825
	Mead Johnson Nutrition Company
735,000	3.000%, 11/15/2020	767,840
	Medco Health Solutions, Inc.
700,000	7.125%, 3/15/2018	764,235
	Medtronic plc
3,855,000	4.375%, 3/15/2035[f]	4,360,545
	Merck & Company, Inc.
660,000	1.005%, 2/10/2020[h]	660,242
330,000	3.700%, 2/10/2045	349,690
	Mondelez International, Inc.
672,000	1.157%, 2/1/2019[h]	670,913
	Mylan NV
1,550,000	3.000%, 12/15/2018[g]	1,586,895
590,000	3.750%, 12/15/2020[g]	615,120
1,900,000	3.150%, 6/15/2021[g]	1,927,261
	PepsiCo, Inc.
1,545,000	2.850%, 2/24/2026	1,617,901
	Pernod Ricard SA
1,200,000	3.250%, 6/8/2026[g]	1,228,180
	Perrigo Finance Unlimited Company
2,315,000	3.500%, 3/15/2021	2,395,372
	Quintiles Transnational Holdings, Inc.
800,000	4.875%, 5/15/2023[g]	812,000
	Reynolds American, Inc.
800,000	2.300%, 8/21/2017	809,720
2,338,000	5.700%, 8/15/2035	2,847,275
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[g]	1,319,135
	SABMiller Holdings, Inc.
676,000	3.750%, 1/15/2022[g]	724,835
	Safeway, Inc.
62,000	3.400%, 12/1/2016	61,845
	Spectrum Brands Escrow Corporation
1,390,000	6.375%, 11/15/2020	1,450,812
	Spectrum Brands, Inc.
1,550,000	5.750%, 7/15/2025	1,613,938
	Tenet Healthcare Corporation
3,700,000	8.125%, 4/1/2022	3,791,760
	Thermo Fisher Scientific, Inc.
579,000	3.000%, 4/15/2023	591,085
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	989,400
	UnitedHealth Group, Inc.
3,450,000	4.625%, 7/15/2035	4,006,820
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[g]	3,611,250

	Total	132,301,620

Energy (0.8%)
	Anadarko Petroleum Corporation
1,085,000	4.850%, 3/15/2021[f]	1,150,766
	Antero Resources Corporation
960,000	5.125%, 12/1/2022	921,600
1,500,000	5.625%, 6/1/2023	1,455,000
	Boardwalk Pipelines, Ltd.
1,140,000	5.875%, 11/15/2016	1,155,782
765,000	5.950%, 6/1/2026	803,568
	BP Capital Markets plc
1,590,000	3.062%, 3/17/2022	1,642,885
2,285,000	3.535%, 11/4/2024	2,407,764
415,000	3.119%, 5/4/2026	423,908
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,198,682
	Canadian Natural Resources, Ltd.
1,600,000	3.450%, 11/15/2021	1,599,509
	CNOOC Nexen Finance
651,000	1.625%, 4/30/2017	652,064
	CNPC General Capital, Ltd.
543,000	2.750%, 4/19/2017[g]	548,836
	Columbia Pipeline Group, Inc.
1,480,000	2.450%, 6/1/2018	1,484,772
	Concho Resources, Inc.
2,907,000	6.500%, 1/15/2022	2,976,041
1,101,432	5.500%, 10/1/2022	1,106,939
	ConocoPhillips Company
965,000	4.200%, 3/15/2021	1,044,845
1,150,000	5.950%, 3/15/2046	1,430,876
	Crestwood Midstream Partners, LP
775,000	6.125%, 3/1/2022	716,875
	Devon Energy Corporation
1,150,000	3.250%, 5/15/2022[f]	1,115,264
772,000	5.850%, 12/15/2025	851,582

The accompanying Notes to Financial Statements are an integral part of this schedule.

52

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Energy (0.8%) - continued
	Ecopetrol SA
$640,000	5.875%, 9/18/2023	$659,200
	Enbridge Energy Partners, LP
1,930,000	4.375%, 10/15/2020	1,980,757
	Enbridge, Inc.
700,000	1.136%, 6/2/2017[f,h]	687,764
	Energy Transfer Partners, LP
3,060,000	4.650%, 6/1/2021	3,159,398
970,000	4.900%, 3/15/2035	856,965
	Enterprise Products Operating, LLC
1,650,000	5.250%, 1/31/2020	1,833,747
942,000	5.100%, 2/15/2045	1,030,938
	EQT Corporation
659,000	5.150%, 3/1/2018	672,866
770,000	8.125%, 6/1/2019	848,304
425,000	4.875%, 11/15/2021	451,912
	Exxon Mobil Corporation
625,000	4.114%, 3/1/2046	704,887
	Kinder Morgan, Inc.
760,000	5.550%, 6/1/2045	772,219
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,210,422
320,000	4.200%, 3/15/2045	292,467
	Marathon Oil Corporation
1,700,000	2.700%, 6/1/2020	1,600,875
	Marathon Petroleum Corporation
560,000	3.400%, 12/15/2020	578,902
600,000	4.750%, 9/15/2044	511,636
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[g]	852,500
	Newfield Exploration Company
2,780,000	5.625%, 7/1/2024	2,780,000
	Noble Energy, Inc.
970,000	5.625%, 5/1/2021[f]	1,010,439
	Petrobras International Finance Company
1,544,000	5.750%, 1/20/2020	1,491,658
	Petroleos Mexicanos
1,107,000	5.500%, 2/4/2019[g]	1,163,457
720,000	2.378%, 4/15/2025	743,193
	Pioneer Natural Resources Company
413,000	3.450%, 1/15/2021	426,455
750,000	4.450%, 1/15/2026	817,122
	Regency Energy Partners, LP
1,470,000	5.000%, 10/1/2022	1,508,367
	Rice Energy, Inc.
2,440,000	6.250%, 5/1/2022	2,421,700
	Sabine Pass Liquefaction, LLC
1,430,000	5.625%, 3/1/2025	1,424,638
	Schlumberger Holdings Corporation
560,000	3.000%, 12/21/2020[g]	584,055
	Shell International Finance BV
615,000	1.080%, 5/11/2020[h]	606,929
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	1,041,159
	Sunoco Logistics Partners Operations, LP
2,660,000	4.400%, 4/1/2021	2,803,111
	Targa Resources Partners, LP
1,000,000	6.625%, 10/1/2020[f]	1,020,000
	Weatherford International, Ltd.
2,630,000	8.250%, 6/15/2023[f]	2,498,500
	WPX Energy, Inc.
1,500,000	7.500%, 8/1/2020	1,497,180

	Total	67,231,280

Financials (2.6%)
	ABN AMRO Bank NV
1,550,000	4.750%, 7/28/2025[g]	1,609,024
	ACE INA Holdings, Inc.
1,544,000	2.300%, 11/3/2020	1,587,444
1,115,000	4.350%, 11/3/2045	1,282,718
	AerCap Ireland Capital, Ltd.
760,000	3.750%, 5/15/2019	765,700
3,165,000	5.000%, 10/1/2021	3,291,600
	Aetna, Inc.
1,150,000	2.400%, 6/15/2021	1,173,324
1,500,000	2.800%, 6/15/2023	1,532,256
765,000	3.200%, 6/15/2026	787,050
1,100,000	4.250%, 6/15/2036	1,136,493
	Air Lease Corporation
800,000	2.125%, 1/15/2018	796,000
339,000	2.625%, 9/4/2018	338,928
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	962,400
2,025,000	4.125%, 3/30/2020	2,030,063
	American Express Credit Corporation
945,000	1.197%, 3/18/2019[h]	940,575
	American International Group, Inc.
530,000	3.300%, 3/1/2021	547,546
1,154,000	4.125%, 2/15/2024	1,217,390
525,000	3.900%, 4/1/2026	541,029
	Aon plc
577,000	3.875%, 12/15/2025	608,583
	Argos Merger Sub, Inc.
2,730,000	7.125%, 3/15/2023[g]	2,811,900
	Avalonbay Communities, Inc.
1,650,000	3.500%, 11/15/2025	1,736,683
	Aviation Capital Group Corporation
608,000	3.875%, 9/27/2016[g]	608,869
	Banco Santander Chile
1,200,000	1.529%, 4/11/2017[g,h]	1,198,500
	Bank of America Corporation
1,325,000	1.717%, 3/22/2018[h]	1,331,934
840,000	1.495%, 4/1/2019[h]	838,184
1,300,000	2.625%, 10/19/2020	1,320,718
1,280,000	3.300%, 1/11/2023	1,317,308
1,520,000	4.000%, 4/1/2024	1,622,285
1,540,000	4.000%, 1/22/2025	1,569,739
1,150,000	3.500%, 4/19/2026	1,188,396
1,908,000	5.875%, 2/7/2042	2,408,398
1,544,000	8.000%, 12/29/2049[j]	1,534,350
	Bank of New York Mellon Corporation
1,930,000	2.500%, 4/15/2021	1,999,903
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[g]	546,010
	Barclays Bank plc
386,000	10.179%, 6/12/2021[g]	485,983
	Barclays plc
990,000	2.750%, 11/8/2019	983,014
1,544,000	3.650%, 3/16/2025	1,484,663

The accompanying Notes to Financial Statements are an integral part of this schedule.

53

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Financials (2.6%) - continued
	BB&T Corporation
$560,000	1.343%, 1/15/2020[h]	$555,633
	BBVA Banco Continental SA
1,185,000	2.250%, 7/29/2016[g]	1,182,418
	Berkshire Hathaway, Inc.
965,000	2.750%, 3/15/2023	997,069
	BPCE SA
960,000	5.700%, 10/22/2023[g]	1,029,660
	Caisse Centrale Desjardins du Quebec
780,000	1.303%, 1/29/2018[g,h]	777,913
	Capital One Financial Corporation
1,228,000	6.150%, 9/1/2016	1,237,551
820,000	2.450%, 4/24/2019	832,595
	CIT Group, Inc.
2,970,000	5.000%, 8/15/2022	3,021,975
	Citigroup, Inc.
700,000	1.401%, 4/8/2019[h]	697,356
1,260,000	2.650%, 10/26/2020	1,282,205
1,555,000	2.700%, 3/30/2021	1,582,668
850,000	4.050%, 7/30/2022	895,554
2,515,000	4.400%, 6/10/2025	2,629,707
3,100,000	4.650%, 7/30/2045	3,406,680
	Citizens Bank NA
1,865,000	2.300%, 12/3/2018	1,889,405
	CoBank ACB
495,000	1.253%, 6/15/2022[h]	460,373
	Compass Bank
920,000	2.750%, 9/29/2019	908,556
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
795,000	3.950%, 11/9/2022	822,174
	Credit Agricole SA
820,000	1.428%, 4/15/2019[g,h]	817,169
	Credit Suisse AG
772,000	5.400%, 1/14/2020	838,068
	Credit Suisse Group Funding Guernsey, Ltd.
1,240,000	4.550%, 4/17/2026[g]	1,286,350
	Credit Suisse Group Funding, Ltd.
2,316,000	2.750%, 3/26/2020	2,286,591
1,544,000	3.750%, 3/26/2025	1,511,196
	CyrusOne, LP
1,900,000	6.375%, 11/15/2022	1,976,000
	Deutsche Bank AG
2,300,000	3.375%, 5/12/2021	2,307,917
	Digital Realty Trust LP
1,500,000	3.400%, 10/1/2020	1,559,088
	Discover Bank
1,750,000	8.700%, 11/18/2019	2,060,648
	Discover Financial Services
640,000	6.450%, 6/12/2017	665,498
	Duke Realty, LP
330,000	3.875%, 2/15/2021	349,092
990,000	4.375%, 6/15/2022	1,075,714
	ERP Operating, LP
337,000	3.375%, 6/1/2025	355,453
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,244,305
	Fifth Third Bancorp
991,000	5.450%, 1/15/2017	1,013,065
740,000	2.875%, 7/27/2020	771,198
530,000	2.875%, 10/1/2021	547,431
	GE Capital International Funding Company
3,052,000	4.418%, 11/15/2035[g]	3,423,080
	Genworth Financial, Inc.
890,000	7.700%, 6/15/2020	792,100
	Goldman Sachs Group, Inc.
840,000	1.838%, 4/30/2018[h]	844,362
620,000	1.726%, 11/15/2018[h]	621,513
3,145,000	5.375%, 3/15/2020	3,498,243
780,000	1.798%, 4/23/2020[h]	777,729
3,088,000	5.250%, 7/27/2021	3,484,752
772,000	3.500%, 1/23/2025	793,236
2,475,000	4.800%, 7/8/2044	2,739,790
551,000	5.150%, 5/22/2045	574,837
1,260,000	4.750%, 10/21/2045	1,388,878
	Hartford Financial Services Group, Inc.
1,960,000	5.125%, 4/15/2022	2,229,098
	HBOS plc
1,932,000	6.750%, 5/21/2018[g]	2,072,269
	HCP, Inc.
2,430,000	4.000%, 12/1/2022	2,522,831
660,000	3.400%, 2/1/2025	638,172
	HSBC Bank plc
1,765,000	1.266%, 5/15/2018[g,h]	1,757,506
	HSBC Holdings plc
1,550,000	3.400%, 3/8/2021	1,597,157
1,170,000	3.600%, 5/25/2023	1,195,705
1,460,000	3.900%, 5/25/2026	1,502,071
1,158,000	6.375%, 12/29/2049[j]	1,102,995
1,475,000	6.875%, 12/29/2049[f,j]	1,467,625
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	309,824
	Huntington National Bank
1,030,000	2.200%, 11/6/2018	1,042,609
	Icahn Enterprises, LP
2,430,000	6.000%, 8/1/2020	2,399,625
	ING Capital Funding Trust III
1,015,000	4.231%, 12/29/2049[h,j]	985,819
	International Lease Finance Corporation
1,150,000	8.875%, 9/1/2017	1,226,187
	Intesa Sanpaolo SPA
1,605,000	5.250%, 1/12/2024	1,708,261
	J.P. Morgan Chase & Company
1,215,000	6.300%, 4/23/2019	1,365,800
625,000	2.250%, 1/23/2020	633,596
1,930,000	4.500%, 1/24/2022	2,147,791
1,158,000	3.200%, 1/25/2023	1,200,297
1,950,000	2.700%, 5/18/2023	1,969,832
1,320,000	3.625%, 5/13/2024	1,401,647
2,585,000	3.125%, 1/23/2025	2,642,723
1,250,000	3.300%, 4/1/2026	1,293,530
2,335,000	7.900%, 4/29/2049[j]	2,381,700
	KeyBank NA
1,225,000	2.350%, 3/8/2019	1,251,237
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,654,859
	Liberty Mutual Group, Inc.
1,502,000	4.950%, 5/1/2022[g]	1,659,817

The accompanying Notes to Financial Statements are an integral part of this schedule.

54

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Financials (2.6%) - continued
	Liberty Property, LP
$2,210,000	3.750%, 4/1/2025	$2,277,893
	Lincoln National Corporation
1,158,000	7.000%, 6/15/2040	1,491,252
	Lloyds Bank plc
885,000	1.175%, 3/16/2018[h]	880,228
800,000	4.650%, 3/24/2026	810,090
	Merrill Lynch & Company, Inc.
2,295,000	6.400%, 8/28/2017	2,421,601
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,280,640
	Mizuho Bank, Ltd.
960,000	1.850%, 3/21/2018[g]	966,813
	Molina Healthcare, Inc.
2,500,000	5.375%, 11/15/2022[g]	2,493,750
	Morgan Stanley
2,625,000	6.625%, 4/1/2018	2,844,904
560,000	1.918%, 4/25/2018[h]	565,408
780,000	1.774%, 1/27/2020[h]	783,011
945,000	2.500%, 4/21/2021	954,885
670,000	4.875%, 11/1/2022	733,688
1,530,000	4.000%, 7/23/2025	1,638,307
1,925,000	4.350%, 9/8/2026	2,013,775
815,000	4.300%, 1/27/2045	857,825
2,020,000	5.550%, 12/29/2049[f,j]	2,001,012
	MPT Operating Partnership, LP
2,200,000	6.375%, 3/1/2024	2,343,000
970,000	5.500%, 5/1/2024	994,250
	Nasdaq, Inc.
900,000	3.850%, 6/30/2026	914,416
	National City Corporation
975,000	6.875%, 5/15/2019	1,098,975
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	539,877
	Quicken Loans, Inc.
3,265,000	5.750%, 5/1/2025[g]	3,150,725
	Realty Income Corporation
302,000	2.000%, 1/31/2018	304,512
	Regions Bank
344,000	7.500%, 5/15/2018	377,263
	Regions Financial Corporation
1,400,000	2.250%, 9/14/2018	1,409,321
1,158,000	3.200%, 2/8/2021	1,191,927
	Reinsurance Group of America, Inc.
500,000	5.625%, 3/15/2017	514,302
990,000	5.000%, 6/1/2021	1,096,041
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[g]	673,028
	Royal Bank of Scotland Group plc
1,544,000	7.500%, 12/29/2049[j]	1,412,760
	Santander Holdings USA, Inc.
1,030,000	3.450%, 8/27/2018	1,051,341
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,340,562
1,200,000	4.750%, 9/15/2025[g]	1,184,424
	Santander UK plc
608,000	3.050%, 8/23/2018	622,372
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	755,200
570,000	2.500%, 9/1/2020	589,529
1,400,000	2.750%, 2/1/2023	1,440,929
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[g]	1,043,195
	State Street Corporation
873,000	1.526%, 8/18/2020[h]	876,186
	Sumitomo Mitsui Banking Corporation
930,000	1.213%, 1/16/2018[h]	928,016
	Svenska Handelsbanken AB
1,190,000	1.146%, 6/17/2019[h]	1,181,988
	Synchrony Financial
520,000	1.867%, 2/3/2020[h]	503,734
560,000	3.750%, 8/15/2021	580,125
2,125,000	4.250%, 8/15/2024	2,199,226
	Toronto-Dominion Bank
560,000	1.586%, 12/14/2020[h]	563,143
	UBS Group Funding Jersey, Ltd.
1,930,000	2.950%, 9/24/2020[g]	1,962,750
1,158,000	4.125%, 9/24/2025[g]	1,200,323
	UnitedHealth Group, Inc.
375,000	3.350%, 7/15/2022	401,183
	USB Realty Corporation
535,000	1.775%, 12/29/2049[g,h,j]	427,331
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,207,177
	Wells Fargo & Company
780,000	1.318%, 1/30/2020[h]	775,179
1,550,000	2.550%, 12/7/2020	1,595,167
3,960,000	3.450%, 2/13/2023	4,097,523
1,320,000	3.000%, 2/19/2025	1,351,978
1,875,000	3.000%, 4/22/2026	1,911,283
1,500,000	4.900%, 11/17/2045	1,641,456
	Welltower, Inc.
300,000	2.250%, 3/15/2018	303,081
655,000	3.750%, 3/15/2023	678,860
740,000	4.000%, 6/1/2025	777,747

	Total	227,534,825

Foreign Government (<0.1%)
	Argentina Government International Bond
1,650,000	7.125%, 7/6/2036[g]	1,650,000
853,000	6.250%, 4/22/2019[g]	889,252
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	776,642
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[g]	1,284,420

	Total	4,600,314

Mortgage-Backed Securities (9.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
65,995,000	3.000%, 7/1/2031[d]	69,230,299
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
48,845,000	4.000%, 7/1/2046[d]	52,279,414
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,000,000	2.500%, 8/1/2028[d]	1,033,027

The accompanying Notes to Financial Statements are an integral part of this schedule.

55

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Mortgage-Backed Securities (9.0%) - continued
$33,975,000	2.500%, 7/1/2031[d]	$35,150,168
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,465,625	1.735%, 7/1/2043[h]	7,592,528
6,762,006	2.035%, 7/1/2043[h]	6,936,584
6,728,840	2.088%, 8/1/2043[h]	6,899,171
19,000,000	3.000%, 7/1/2046[d]	19,717,691
220,250,000	3.500%, 7/1/2046[d]	232,398,153
162,432,500	4.000%, 7/1/2046[d]	174,153,434
84,494,000	4.500%, 7/1/2046[d]	92,230,042
90,500,000	3.500%, 8/1/2046[d]	95,360,836

	Total	792,981,347

Technology (0.7%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	519,838
	Apple, Inc.
615,000	0.927%, 5/6/2020[h]	608,780
2,676,000	3.200%, 5/13/2025	2,837,154
1,154,000	4.650%, 2/23/2046	1,303,532
	Baidu, Inc.
1,825,000	2.750%, 6/9/2019	1,849,928
	Cisco Systems, Inc.
825,000	1.173%, 3/1/2019[h]	827,962
	CommScope Technologies Finance, LLC
2,125,000	6.000%, 6/15/2025[g]	2,178,125
	Denali Borrower, LLC
2,320,000	5.625%, 10/15/2020[g]	2,433,680
	Diamond 1 Finance Corporation
950,000	3.480%, 6/1/2019[g]	973,189
755,000	5.450%, 6/15/2023[g]	783,368
579,000	6.020%, 6/15/2026[g]	603,600
	Equinix, Inc.
2,695,000	5.750%, 1/1/2025	2,789,325
	Fidelity National Information Services, Inc.
1,560,000	2.850%, 10/15/2018	1,601,008
1,159,000	3.625%, 10/15/2020	1,225,202
	First Data Corporation
1,570,000	5.375%, 8/15/2023[g]	1,594,351
	Freescale Semiconductor, Inc.
1,470,000	6.000%, 1/15/2022[g]	1,550,115
	Hewlett Packard Enterprise Company
1,520,000	2.450%, 10/5/2017[g]	1,539,699
760,000	2.850%, 10/5/2018[g]	778,286
760,000	4.400%, 10/15/2022[g]	813,326
	IMS Health, Inc.
1,497,000	6.000%, 11/1/2020[f,g]	1,523,197
	Intel Corporation
320,000	3.100%, 7/29/2022	342,634
925,000	3.700%, 7/29/2025	1,027,410
1,737,000	4.100%, 5/19/2046	1,805,971
	International Business Machines Corporation
1,544,000	4.700%, 2/19/2046	1,775,622
	Iron Mountain, Inc.
2,740,000	6.000%, 8/15/2023	2,883,850
	Lam Research Corporation
1,410,000	3.450%, 6/15/2023	1,456,221
	Micron Technology, Inc.
4,415,000	7.500%, 9/15/2023[g]	4,690,937
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	2,715,456
2,400,000	4.200%, 11/3/2035	2,718,230
	Oracle Corporation
565,000	2.500%, 5/15/2022	577,313
1,544,000	2.400%, 9/15/2023[d]	1,549,497
1,690,000	2.950%, 5/15/2025	1,756,400
	Plantronics, Inc.
1,470,000	5.500%, 5/31/2023[g]	1,451,625
	Qualcomm, Inc.
1,158,000	3.000%, 5/20/2022	1,222,042
	Seagate HDD Cayman
1,352,000	4.875%, 6/1/2027	981,890
	Sensata Technologies UK Financing Company plc
1,555,000	6.250%, 2/15/2026[g]	1,609,425
	Western Digital Corporation
2,930,000	10.500%, 4/1/2024[g]	3,135,100

	Total	60,033,288

Transportation (0.2%)
	Air Canada Pass Through Trust
514,131	3.875%, 3/15/2023[g]	481,998
	American Airlines Pass Through Trust
1,503,349	3.375%, 5/1/2027	1,512,670
	Avis Budget Car Rental, LLC
2,275,000	5.125%, 6/1/2022[f,g]	2,195,375
1,625,000	6.375%, 4/1/2024[f,g]	1,608,750
	Burlington Northern Santa Fe, LLC
1,320,000	5.050%, 3/1/2041	1,588,054
1,640,000	3.900%, 8/1/2046	1,731,068
	Canadian Pacific Railway Company
870,000	4.800%, 8/1/2045	1,003,030
	Continental Airlines, Inc.
1,100,000	6.125%, 4/29/2018	1,157,750
686,137	4.150%, 4/11/2024	725,590
	CSX Corporation
532,000	3.700%, 11/1/2023	575,191
	Delta Air Lines, Inc.
319,899	4.950%, 5/23/2019	338,293
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[g]	301,311
940,000	4.500%, 2/15/2045[g]	993,159
	FedEx Corporation
1,665,000	3.900%, 2/1/2035	1,692,551
	J.B. Hunt Transport Services, Inc.
510,000	3.300%, 8/15/2022	532,178
	Southwest Airlines Company
1,075,000	2.750%, 11/6/2019	1,111,310
	Virgin Australia Holdings, Ltd.
298,343	5.000%, 10/23/2023[g]	308,069
	XPO Logistics, Inc.
2,270,000	6.500%, 6/15/2022[f,g]	2,165,012

	Total	20,021,359

The accompanying Notes to Financial Statements are an integral part of this schedule.

56

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
U.S. Government and Agencies (7.6%)
	Federal National Mortgage Association
$540,000	6.250%, 5/15/2029	$786,429
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	712,633
	U.S. Treasury Bonds
4,750,000	5.250%, 11/15/2028	6,685,996
2,975,000	4.375%, 5/15/2040	4,232,634
66,460,000	3.000%, 5/15/2042	76,766,484
50,250,000	3.625%, 2/15/2044	64,791,094
	U.S. Treasury Bonds, TIPS
4,389,999	0.125%, 4/15/2019	4,482,773
133,257	2.375%, 1/15/2025	159,108
31,381,333	0.625%, 1/15/2026	33,045,610
94,078	2.125%, 2/15/2040	122,991
1,005,755	0.750%, 2/15/2042	1,007,733
	U.S. Treasury Notes
65,050,000	0.875%, 11/15/2017	65,319,372
25,100,000	0.875%, 3/31/2018	25,222,563
10,000,000	0.875%, 10/15/2018	10,053,520
9,150,000	0.750%, 2/15/2019	9,167,870
15,000,000	1.000%, 3/15/2019	15,127,155
112,320,000	1.500%, 10/31/2019	114,934,922
38,359,000	1.875%, 6/30/2020	39,827,421
76,185,000	1.375%, 9/30/2020	77,568,824
5,000,000	1.375%, 5/31/2021	5,090,040
1,000,000	2.125%, 9/30/2021	1,053,828
2,000,000	2.125%, 6/30/2022	2,108,750
8,105,000	1.625%, 8/15/2022	8,311,426
68,135,000	2.250%, 11/15/2024	72,680,899
	U.S. Treasury Notes, TIPS
35,139,142	0.125%, 1/15/2023	35,604,911

	Total	674,864,986

Utilities (0.8%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,240,250
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,656,637
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	691,413
	Berkshire Hathaway Energy Company
495,000	2.400%, 2/1/2020	508,447
	Calpine Corporation
1,470,000	5.375%, 1/15/2023	1,433,250
	Chesapeake Midstream Partners, LP
1,930,000	6.125%, 7/15/2022	1,979,997
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,332,688
965,000	4.350%, 11/15/2045	1,096,409
	Consolidated Edison Company of New York, Inc.
579,000	4.500%, 12/1/2045	658,092
	Consolidated Edison, Inc.
772,000	2.000%, 5/15/2021	780,097
	Covanta Holding Corporation
1,200,000	7.250%, 12/1/2020	1,236,000
	Dominion Resources, Inc.
1,495,000	2.962%, 7/1/2019[i]	1,521,961
	DTE Electric Company
965,000	3.700%, 3/15/2045	1,022,898
1,225,000	3.700%, 6/1/2046	1,293,279
	DTE Energy Company
265,000	2.400%, 12/1/2019	270,581
	Duke Energy Corporation
1,073,000	2.100%, 6/15/2018	1,082,512
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,609,106
	Dynegy Finance I, Inc.
2,665,000	7.375%, 11/1/2022	2,571,725
	Dynegy, Inc.
1,800,000	6.750%, 11/1/2019	1,802,250
	Edison International
1,520,000	2.950%, 3/15/2023	1,558,441
	EDP Finance BV
1,122,000	4.125%, 1/15/2020[g]	1,157,455
	Emera U.S. Finance, LP
1,175,000	2.150%, 6/15/2019[g]	1,188,669
1,160,000	4.750%, 6/15/2046[g]	1,177,311
	Enel Finance International NV
474,000	6.250%, 9/15/2017[g]	500,730
	Energy Transfer Equity, LP
1,470,000	5.500%, 6/1/2027	1,381,800
	Eversource Energy
565,000	1.600%, 1/15/2018	568,393
	Exelon Corporation
825,000	5.100%, 6/15/2045	948,045
1,158,000	4.450%, 4/15/2046	1,236,285
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,191,665
505,000	2.950%, 1/15/2020	519,475
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	309,384
975,000	5.300%, 7/1/2043	1,094,153
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,153,749
	MidAmerican Energy Holdings Company
1,497,000	6.500%, 9/15/2037	2,057,767
	Monongahela Power Company
990,000	5.400%, 12/15/2043[g]	1,242,593
	MPLX LP
3,850,000	4.875%, 12/1/2024[g]	3,750,520
	National Rural Utilities Cooperative Finance Corporation
1,500,000	2.300%, 11/1/2020	1,547,246
	NextEra Energy Capital Holdings, Inc.
965,000	2.300%, 4/1/2019	983,707
	NiSource Finance Corporation
2,200,000	5.650%, 2/1/2045	2,764,553
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,869,532
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,083,500
	Oncor Electric Delivery Company, LLC
960,000	3.750%, 4/1/2045	984,186
	Pacific Gas & Electric Company
1,301,000	5.625%, 11/30/2017	1,379,973
1,158,000	4.250%, 3/15/2046	1,286,727
	PG&E Corporation
485,000	2.400%, 3/1/2019	494,512

The accompanying Notes to Financial Statements are an integral part of this schedule.

57

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Utilities (0.8%) - continued
	PPL Capital Funding, Inc.
$508,000	3.500%, 12/1/2022	$534,659
1,900,000	5.000%, 3/15/2044	2,125,961
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,783,708
630,000	2.400%, 3/15/2020	643,108
	Southern California Edison Company
375,000	2.400%, 2/1/2022	388,757
	Southern Company
1,550,000	1.850%, 7/1/2019	1,569,609
1,550,000	4.400%, 7/1/2046	1,666,131
	Southwestern Electric Power Company
670,000	3.900%, 4/1/2045	664,705
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	921,375
	TransAlta Corporation
1,213,000	1.900%, 6/3/2017	1,202,846
	Williams Companies, Inc.
664,000	7.875%, 9/1/2021	713,800
	Williams Partners, LP
1,550,000	5.100%, 9/15/2045	1,329,390

	Total	71,762,012

	Total Long-Term Fixed Income (cost $2,552,057,163)	2,622,619,737

Shares	Collateral Held for Securities Loaned (1.6%)
139,749,499	Thrivent Cash Management Trust	139,749,499

	Total Collateral Held for Securities Loaned (cost $139,749,499)	139,749,499

Shares or Principal Amount	Short-Term Investments (13.8%)[l]
	Federal Home Loan Bank
4,000,000	0.250%, 7/13/2016	3,999,932
	Federal Home Loan Bank Discount Notes
5,000,000	0.285%, 7/6/2016	4,999,880
6,600,000	0.340%, 7/8/2016[m]	6,599,782
15,000,000	0.340%, 7/13/2016	14,999,145
28,419,000	0.340%, 7/15/2016[m]	28,417,124
43,000,000	0.339%, 7/20/2016[m]	42,996,130
43,545,000	0.344%, 7/22/2016[m]	43,540,689
5,800,000	0.340%, 7/25/2016[m]	5,799,345
1,000,000	0.340%, 7/26/2016	999,882
28,640,000	0.342%, 7/27/2016[m]	28,636,477
1,805,000	0.338%, 7/29/2016[m]	1,804,762
18,000,000	0.320%, 8/1/2016	17,996,130
11,200,000	0.250%, 8/12/2016[m]	11,196,730
1,000,000	0.370%, 9/14/2016[m]	999,417
1,100,000	0.380%, 9/21/2016[m]	1,099,298
	Federal Home Loan Mortgage Corporation Discount Notes
14,400,000	0.400%, 7/25/2016[m]	14,398,373
	Thrivent Core Short-Term Reserve Fund
98,519,186	0.580%	985,191,856
	U.S. Treasury Notes
8,000,000	0.625%, 8/15/2016	8,003,800
2,000,000	0.500%, 8/31/2016	2,000,662
2,000,000	1.000%, 8/31/2016	2,002,316

	Total Short-Term Investments (cost $1,225,660,347)	1,225,681,730

	Total Investments (cost $9,311,831,997) 110.1%	$9,746,299,945

	Other Assets and Liabilities, Net (10.1%)	(893,937,584)

	Total Net Assets 100.0%	$8,852,362,361

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $238,508,478 or 2.7% of total net assets.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Portfolio as of June 30, 2016 was $110,107,229 or 1.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$1,399,300
Apidos CLO XVIII, 7/22/2026	6/25/2014	1,396,500
Ares CLO, Ltd., 11/15/2025	11/26/2014	2,750,000
Ares CLO, Ltd., 10/12/2023	5/15/2015	4,400,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	1,399,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

58

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	$3,010,914
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	1,142,523
Betony CLO, Ltd., 4/15/2027	2/25/2015	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	1,398,586
CAM Mortgage, LLC, 7/15/2064	6/24/2015	1,115,553
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	1,400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,400,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	1,400,000
Digicel, Ltd., 4/15/2021	8/18/2014	3,613,036
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	1,194,018
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	3,796,535
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	77,869
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	1,398,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	1,346,625
Limerock CLO III, LLC, 10/20/2026	10/16/2014	4,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	1,523,170
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	4,250,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	4,425,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	1,100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	1,400,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	4,488,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	1,392,020
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	2,894,454
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	3,260,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	4,500,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	2,439,022
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	1,338,374
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	4,466,250
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	1,581,211
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	6,516,557
Vericrest Opportunity Loan Trust, 3/26/2046	4/6/2016	3,974,325
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	1,397,900

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$33,288,736
Common Stock	103,761,861

Total lending	$137,050,597
Gross amount payable upon return of collateral for securities loaned	$139,749,499

Net amounts due to counterparty	$2,698,902

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

59

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$1,908,336	3.500%, 5/22/2020[b]	$887,376
	Axalta Coating Systems US Holdings, Inc., Term Loan
1,355,898	3.750%, 2/1/2020	1,352,928
	Fortescue Metals Group, Ltd., Term Loan
1,091,846	4.250%, 6/30/2019	1,042,713
	Ineos US Finance, LLC, Term Loan
2,254,574	3.750%, 12/15/2020	2,196,339
	NewPage Corporation, Delayed Draw
171,500	11.000%, 7/26/2017	170,214
	NewPage Corporation, Term Loan
176,321	11.000%, 7/26/2017	97,858
852,250	0.000%, 2/11/2021[b]	115,054
	Tronox Pigments BV, Term Loan
1,826,196	4.500%, 3/19/2020	1,744,017

	Total	7,606,499

Capital Goods (0.1%)
	Accudyne Industries, LLC, Term Loan
1,145,978	4.000%, 12/13/2019	1,025,650
	ADS Waste Holdings, Inc., Term Loan
989,228	3.750%, 10/9/2019	971,916
	Berry Plastics Group, Inc., Term Loan
1,651,043	3.500%, 2/8/2020	1,638,660

	Total	3,636,226

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
897,790	3.250%, 11/30/2019	895,824
	Birch Communication Inc., Term Loan
1,867,148	7.750%, 7/17/2020	1,531,062
	Charter Communications Operating, LLC, Term Loan
446,200	3.000%, 7/1/2020	442,577
359,100	3.500%, 1/24/2023	359,100
	Grande Communications Networks, LLC, Term Loan
1,319,240	4.500%, 5/29/2020	1,292,855
	Hargray Communications Group, Inc., Term Loan
1,945,895	5.250%, 6/26/2019	1,943,462
	Integra Telecom Holdings, Inc., Term Loan
1,253,548	5.250%, 8/14/2020	1,216,732
405,757	9.750%, 2/12/2021	371,267
	Intelsat Jackson Holdings SA, Term Loan
650,968	3.750%, 6/30/2019	591,893
	Level 3 Communications, Inc., Term Loan
2,540,000	4.000%, 1/15/2020	2,536,038
	Level 3 Financing, Inc., Term Loan
840,000	3.500%, 5/31/2022	836,220
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,585,000	4.500%, 1/7/2022	2,520,375
	LTS Buyer, LLC, Term Loan
1,991,820	4.000%, 4/13/2020	1,968,177
72,738	8.000%, 4/12/2021	71,555
	NEP Broadcasting, LLC, Term Loan
134,286	10.000%, 7/22/2020	126,900
	NEP/NCP Holdco, Inc., Term Loan
2,498,111	4.250%, 1/22/2020	2,438,781
	Numericable US, LLC, Term Loan
2,992,500	4.750%, 2/10/2023	2,946,535
	SBA Senior Finance II, LLC, Term Loan
1,821,600	3.250%, 6/10/2022	1,794,658
	Syniverse Holdings, Inc., Term Loan
1,508,440	4.000%, 4/23/2019	1,109,654
	TNS, Inc., Term Loan
766,579	5.000%, 2/14/2020	765,621
	Univision Communications, Inc., Term Loan
1,891,626	4.000%, 3/1/2020	1,879,463
	Virgin Media Investment Holdings, Ltd., Term Loan
1,902,132	3.649%, 6/30/2023	1,853,932
	WideOpenWest Finance, LLC, Term Loan
1,496,673	4.500%, 4/1/2019	1,490,851
	XO Communications, LLC, Term Loan
2,070,191	4.250%, 3/20/2021	2,064,146
	Yankee Cable Acquisition, LLC, Term Loan
1,561,808	4.250%, 3/1/2020	1,557,904
	Zayo Group, LLC, Term Loan
2,385,450	3.750%, 5/6/2021	2,370,112

	Total	36,975,694

Consumer Cyclical (0.5%)
	Amaya BV, Term Loan
2,883,935	5.000%, 8/1/2021	2,788,996
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,094,626	4.250%, 8/13/2021	1,091,430
	Cengage Learning Acquisitions, Term Loan
1,150,000	5.250%, 6/7/2023	1,135,625
	Ceridian HCM Holding, Inc., Term Loan
564,653	4.500%, 9/15/2020	544,890
	Charter Communications Operating, LLC, Term Loan
2,182,500	3.000%, 1/3/2021	2,168,314
	Chrysler Group, LLC, Term Loan
874,087	3.500%, 5/24/2017	872,994
	Golden Nugget, Inc., Delayed Draw
242,933	5.500%, 11/21/2019	242,932
	Golden Nugget, Inc., Term Loan
566,842	5.500%, 11/21/2019	566,842
	IMG Worldwide, Inc., Term Loan
2,058,803	5.250%, 5/6/2021	2,045,421
950,000	8.250%, 5/6/2022	921,500
	Jack Ohio Finance, LLC, Term Loan
953,174	5.000%, 6/20/2019	906,469
	Las Vegas Sands, LLC, Term Loan
1,950,000	3.250%, 12/19/2020	1,947,562

The accompanying Notes to Financial Statements are an integral part of this schedule.

60

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Consumer Cyclical (0.5%) - continued
	Marina District Finance Company, Inc., Term Loan
$1,139,657	6.500%, 8/15/2018	$1,138,232
	Mohegan Tribal Gaming Authority, Term Loan
2,055,344	5.500%, 6/15/2018	2,038,387
	Scientific Games International, Inc., Term Loan
3,033,008	6.000%, 10/18/2020	2,992,578
651,729	6.000%, 10/1/2021	641,953
	Seminole Indian Tribe of Florida, Term Loan
668,212	3.000%, 4/29/2020	668,881

	Total	22,713,006

Consumer Non-Cyclical (0.4%)
	Albertson’s, LLC, Term Loan
2,950,000	4.750%, 6/22/2023[c,d]	2,941,887
	Catalina Marketing Corporation, Term Loan
1,546,769	4.500%, 4/9/2021	1,290,269
	CHS/Community Health Systems, Inc., Term Loan
308,373	3.924%, 12/31/2018	305,354
325,416	3.750%, 1/27/2021	315,979
598,757	4.000%, 1/27/2021	582,705
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,646,725	3.750%, 9/26/2022	1,617,496
	JBS USA, LLC, Term Loan
1,508,730	3.750%, 5/25/2018	1,506,210
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,775,000	5.000%, 5/4/2022	1,770,119
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,337,215	4.750%, 6/30/2021	2,206,728
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,076,863	4.250%, 5/16/2022	1,066,094
	Supervalu, Inc., Term Loan
1,607,488	5.500%, 3/21/2019[c,d]	1,603,469
	Valeant Pharmaceuticals International, Inc., Term Loan
4,415,209	5.000%, 4/1/2022	4,292,554

	Total	19,498,864

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
1,057,016	4.250%, 12/14/2022	1,051,731
	Arch Coal, Inc., Term Loan
2,618,289	7.500%, 5/16/2018[b]	1,201,140
	Energy Solutions, LLC, Term Loan
437,250	6.750%, 5/29/2020	424,133
	Expro Holdings UK 2, Ltd., Term Loan
736,875	5.750%, 9/2/2021	549,156
	Fieldwood Energy, LLC, Term Loan
879,760	3.875%, 10/1/2018	755,864
	Houston Fuel Oil Terminal, LLC, Term Loan
1,842,237	4.250%, 8/19/2021	1,773,153
	McJunkin Red Man Corporation, Term Loan
1,108,438	5.000%, 11/8/2019	1,064,100
	Pacific Drilling SA, Term Loan
1,241,600	4.500%, 6/3/2018	378,688
	Targa Resources Partners, LP, Term Loan
158,139	5.750%, 2/27/2022	156,558
	Western Refining, Inc., Term Loan
985,000	5.500%, 5/27/2023	958,326

	Total	8,312,849

Financials (0.2%)
	DJO Finance, LLC, Term Loan
942,875	4.250%, 6/7/2020	897,306
	Harland Clarke Holdings Corporation, Term Loan
918,756	7.000%, 5/22/2018	891,194
1,010,000	7.000%, 12/31/2019	977,175
	MoneyGram International, Inc., Term Loan
1,780,200	4.250%, 3/27/2020	1,680,615
	WaveDivision Holdings, LLC, Term Loan
2,426,975	4.000%, 10/15/2019	2,419,888

	Total	6,866,178

Technology (0.2%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,675,800	4.250%, 2/1/2023	1,676,588
	Dell International, LLC, Term Loan
575,000	Zero Coupon, 6/2/2023[c,d]	572,602
	First Data Corporation, Term Loan
2,087,575	4.452%, 3/24/2021	2,078,014
1,640,000	4.202%, 7/8/2022	1,623,600
	NXP BV, Term Loan
666,501	3.750%, 12/7/2020	667,334
	SS&C European Holdings SARL, Term Loan
600,788	4.000%, 7/8/2022	600,163
82,208	4.000%, 7/8/2022	82,123
	Western Digital Corporation, Term Loan
2,500,000	6.250%, 4/29/2023	2,507,825

	Total	9,808,249

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
1,027,756	5.250%, 8/5/2019	986,646
	United Airlines, Inc., Term Loan
1,112,625	3.250%, 4/1/2019	1,109,076
	XPO Logistics, Inc., Term Loan
2,383,025	5.500%, 11/1/2021	2,383,025

	Total	4,478,747

Utilities (<0.1%)
	Calpine Corporation, Term Loan
333,728	3.500%, 5/27/2022	329,834

The accompanying Notes to Financial Statements are an integral part of this schedule.

61

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Utilities (<0.1%) - continued
	Intergen NV, Term Loan
$868,150	5.500%, 6/15/2020	$772,653

	Total	1,102,487

	Total Bank Loans (cost $127,299,615)	120,998,799

	Long-Term Fixed Income (42.0%)
Asset-Backed Securities (1.8%)
	Access Group, Inc.
1,084,577	0.946%, 2/25/2036[e,f]	1,051,123
	Ares CLO, Ltd.
2,800,000	1.921%, 10/12/2023*,f	2,788,003
1,500,000	2.106%, 11/15/2025*,f	1,498,303
	BA Credit Card Trust
1,100,000	0.822%, 6/15/2021[f]	1,099,203
	Bayview Opportunity Master Fund Trust
1,807,468	3.721%, 2/28/2035*	1,807,728
991,094	3.721%, 7/28/2035[e,g]	989,878
	Betony CLO, Ltd.
750,000	2.138%, 4/15/2027*,f	744,771
	CAM Mortgage, LLC
669,332	3.500%, 7/15/2064*,g	669,587
	Capital One Multi-Asset Execution Trust
1,350,000	0.822%, 1/18/2022[f]	1,349,268
	Chase Issuance Trust
850,000	1.590%, 2/18/2020	858,794
1,625,000	1.620%, 7/15/2020	1,643,024
1,500,000	0.852%, 5/17/2021[f]	1,500,431
	Chesapeake Funding II, LLC
1,000,000	1.880%, 6/15/2028[e]	1,002,661
	Chesapeake Funding, LLC
793,524	0.915%, 1/7/2025[e,f]	793,044
	Commonbond Student Loan Trust
3,941,834	3.320%, 5/25/2040[e]	3,989,276
	Countrywide Asset-Backed Certificates
158,227	5.329%, 4/25/2047	152,054
	DRB Prime Student Loan Trust
796,139	3.170%, 7/25/2031*	807,280
3,536,747	3.200%, 1/25/2040*	3,590,299
	Earnest Student Loan Program
2,800,000	3.020%, 5/25/2034[e]	2,803,355
	Edlinc Student Loan Funding Trust
841,435	3.388%, 10/1/2025*,f	845,464
	FirstEnergy Ohio PIRB Special Purpose Trust
365,787	0.679%, 1/15/2019	365,353
	Ford Credit Auto Owner Trust
810,000	2.260%, 11/15/2025[e]	826,291
	GoldenTree Loan Opportunities IX, Ltd.
825,000	2.148%, 10/29/2026*,f	822,360
	Golub Capital Partners CLO 22B, Ltd.
1,575,000	2.116%, 2/20/2027*,f	1,564,411
	Golub Capital Partners CLO 23M, Ltd.
800,000	2.118%, 5/5/2027*,f	794,365
	Lehman XS Trust
3,493,422	5.440%, 8/25/2035[g]	3,036,781
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045	3,621,911
3,400,000	3.246%, 12/15/2047	3,610,743
	Morgan Stanley Capital, Inc.
1,806,834	0.603%, 2/25/2037[f]	1,027,658
	OneMain Financial Issuance Trust
1,750,000	4.100%, 3/20/2028[e]	1,804,419
	OZLM VIII, Ltd.
825,000	2.073%, 10/17/2026*,f	822,222
	Pretium Mortgage Credit Partners, LLC
1,775,574	4.125%, 10/27/2030*	1,777,579
	Race Point IX CLO, Ltd.
1,925,000	2.138%, 4/15/2027*,f	1,912,770
	Renaissance Home Equity Loan Trust
5,382,267	6.011%, 5/25/2036[g]	3,600,861
2,404,541	5.580%, 11/25/2036[g]	1,305,113
	SLM Student Loan Trust
1,161,220	1.042%, 8/15/2022[e,f]	1,160,282
395,271	1.038%, 4/25/2023[e,f]	394,859
1,350,000	1.492%, 5/17/2027[e,f]	1,347,550
	Sofi Consumer Loan Program, LLC
1,500,000	3.260%, 8/25/2025[e]	1,507,969
	SoFi Professional Loan Program, LLC
1,731,443	2.420%, 3/25/2030[e]	1,729,830
	Sunset Mortgage Loan Company, LLC
1,393,727	4.459%, 9/16/2045*,g	1,399,256
	U.S. Small Business Administration
384,598	3.191%, 3/10/2024	405,495
	Vericrest Opportunity Loan Transferee
4,470,004	3.375%, 10/25/2058*,g	4,423,076
2,099,756	3.500%, 6/26/2045[e]	2,082,682
2,357,811	3.500%, 6/26/2045[e,g]	2,341,140
1,678,666	3.625%, 7/25/2045[e,g]	1,667,064
965,826	3.500%, 2/25/2055*,g	960,410
	Vericrest Opportunity Loan Trust
2,772,832	4.250%, 3/26/2046*,g	2,791,473

	Total	79,087,469

Basic Materials (0.2%)
	Albemarle Corporation
230,000	3.000%, 12/1/2019	233,111
	Anglo American plc
1,777,000	3.625%, 5/14/2020[e,h]	1,708,141
	ArcelorMittal SA
1,300,000	6.500%, 3/1/2021[h]	1,335,750
	First Quantum Minerals, Ltd.
847,000	6.750%, 2/15/2020[e]	707,245
847,000	7.000%, 2/15/2021[e]	680,777
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[e]	547,894
	Glencore Funding, LLC
395,000	1.693%, 4/16/2018[e,f]	379,200
	Novelis, Inc.
790,000	8.375%, 12/15/2017	807,775
1,080,000	8.750%, 12/15/2020	1,125,900

The accompanying Notes to Financial Statements are an integral part of this schedule.

62

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
Basic Materials (0.2%) - continued
	Yamana Gold, Inc.
$890,000	4.950%, 7/15/2024	$875,582

	Total	8,401,375

Capital Goods (0.9%)
	AECOM
2,080,000	5.875%, 10/15/2024	2,132,000
	Aircastle, Ltd.
1,915,000	5.000%, 4/1/2023	1,946,023
	Ball Corporation
1,000,000	4.375%, 12/15/2020	1,051,875
	Building Materials Corporation of America
1,575,000	6.000%, 10/15/2025[e]	1,645,875
	Case New Holland, Inc.
1,100,000	7.875%, 12/1/2017	1,182,500
	Cemex Finance, LLC
2,030,000	9.375%, 10/12/2022[e]	2,233,000
	CNH Industrial Capital, LLC
800,000	4.375%, 11/6/2020[h]	808,000
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,479,000
	Fortive Corporation
800,000	1.800%, 6/15/2019[e]	805,132
500,000	4.300%, 6/15/2046[e]	531,299
	General Electric Company
1,422,000	5.000%, 12/29/2049[i]	1,508,742
	HD Supply, Inc.
1,955,000	5.750%, 4/15/2024[e]	2,033,200
	Huntington Ingalls Industries, Inc.
2,025,000	5.000%, 11/15/2025[e]	2,141,437
	L-3 Communications Corporation
1,056,000	3.950%, 5/28/2024	1,111,059
	Lockheed Martin Corporation
892,000	2.500%, 11/23/2020	920,425
1,024,000	4.500%, 5/15/2036	1,143,002
	Newell Rubbermaid, Inc.
528,000	2.600%, 3/29/2019	541,824
748,000	5.500%, 4/1/2046	889,916
	Northrop Grumman Corporation
1,010,000	3.850%, 4/15/2045	1,051,446
	Owens-Brockway Glass Container, Inc.
2,205,000	5.000%, 1/15/2022[e,h]	2,207,756
	Pentair Finance SA
1,100,000	2.900%, 9/15/2018	1,111,143
	Republic Services, Inc.
850,000	2.900%, 7/1/2026[d]	862,044
	Reynolds Group Issuer, Inc.
1,612,019	5.750%, 10/15/2020	1,664,410
	Roper Industries, Inc.
1,316,000	2.050%, 10/1/2018	1,331,979
	Standard Industries, Inc.
675,000	5.500%, 2/15/2023[e]	690,187
	Textron, Inc.
680,000	5.600%, 12/1/2017	715,030
825,000	7.250%, 10/1/2019	948,671
	United Rentals North America, Inc.
2,900,000	5.500%, 7/15/2025[h]	2,856,500
	Waste Management, Inc.
260,000	3.125%, 3/1/2025	271,855

	Total	37,815,330

Collateralized Mortgage Obligations (1.6%)
	Alm Loan Funding CLO
825,000	2.063%, 10/17/2026*,f	819,747
	Alternative Loan Trust
1,567,162	6.000%, 6/25/2036	1,235,353
	Apidos CLO XVIII
825,000	2.047%, 7/22/2026*,f	823,381
	Babson CLO, Ltd.
825,000	2.023%, 10/17/2026*,f	819,743
	BCAP, LLC Trust
2,055,683	0.633%, 3/25/2037[f]	1,723,372
	Birchwood Park CLO, Ltd.
825,000	2.068%, 7/15/2026*,f	822,321
	BlueMountain CLO, Ltd.
825,000	2.108%, 10/15/2026*,f	824,376
	Carlyle Global Market Strategies CLO, Ltd.
825,000	1.934%, 7/20/2023*,f	821,903
825,000	2.128%, 10/15/2026*,f	823,739
	Cent CLO 16, LP
825,000	1.887%, 8/1/2024*,f	821,030
	Cent CLO 22, Ltd.
825,000	2.112%, 11/7/2026*,f	817,107
	Citigroup Mortgage Loan Trust, Inc.
488,848	5.500%, 11/25/2035	464,407
	CitiMortgage Alternative Loan Trust
1,633,334	5.750%, 4/25/2037	1,375,803
	Countrywide Alternative Loan Trust
1,962,186	2.649%, 10/25/2035	1,535,390
974,257	6.500%, 8/25/2036	606,333
316,640	6.000%, 1/25/2037	278,824
3,247,911	5.500%, 5/25/2037	2,597,569
2,110,627	7.000%, 10/25/2037	1,303,371
	Countrywide Home Loans, Inc.
597,200	5.750%, 4/25/2037	503,342
	Deutsche Alt-A Securities Mortgage Loan Trust
450,391	6.000%, 10/25/2021	391,771
	Dryden 34 Senior Loan Fund CLO
825,000	2.058%, 10/15/2026*,f	822,035
	Federal Home Loan Mortgage Corporation
7,305,886	3.000%, 4/15/2028[j]	702,670
6,531,137	4.000%, 7/15/2031[j]	602,482
5,158,373	3.000%, 2/15/2033[j]	604,788
	Federal National Mortgage Association
10,473,590	3.500%, 1/25/2033[j]	1,345,355
	Galaxy XX CLO, Ltd.
2,650,000	2.084%, 7/20/2027*,f	2,626,543
	Greenpoint Mortgage Funding Trust
1,214,710	0.653%, 10/25/2045[f]	942,437
	IndyMac INDX Mortgage Loan Trust
2,198,741	1.093%, 7/25/2045[f]	1,798,235
	J.P. Morgan Mortgage Trust
152,522	2.708%, 10/25/2036	136,958
2,428,349	0.833%, 1/25/2037[f]	1,269,772

The accompanying Notes to Financial Statements are an integral part of this schedule.

63

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
Collateralized Mortgage Obligations (1.6%) - continued
$2,731,162	6.250%, 8/25/2037	$2,048,214
	Limerock CLO III, LLC
2,500,000	2.164%, 10/20/2026*,f	2,434,119
	Madison Park Funding XIV CLO, Ltd.
900,000	2.084%, 7/20/2026*,f	898,323
	Madison Park Funding, Ltd.
2,975,000	1.916%, 8/15/2022*,f	2,963,490
	Magnetite XII, Ltd.
2,600,000	2.128%, 4/15/2027*,f	2,582,073
	MASTR Alternative Loans Trust
417,095	6.500%, 7/25/2034	420,326
1,777,603	0.903%, 12/25/2035[f]	817,527
	Merrill Lynch Alternative Note Asset Trust
380,875	6.000%, 3/25/2037	298,753
	Mountain View CLO, Ltd.
2,625,000	2.088%, 7/15/2027*,f	2,592,271
	Neuberger Berman CLO, Ltd.
700,000	2.107%, 8/4/2025*,f	698,127
	NZCG Funding CLO, Ltd.
2,650,000	2.184%, 4/27/2027*,f	2,633,017
	Octagon Investment Partners XX CLO, Ltd.
825,000	2.068%, 8/12/2026*,f	821,539
	OHA Loan Funding, Ltd.
2,500,000	2.164%, 10/20/2026*,f	2,499,043
	Residential Accredit Loans, Inc. Trust
669,117	5.750%, 9/25/2035	592,375
	Residential Asset Securitization Trust
2,844,636	0.833%, 8/25/2037[f]	753,173
	Sequoia Mortgage Trust
2,618,812	3.018%, 9/20/2046	2,093,880
	Shackleton VII CLO, Ltd.
2,650,000	2.168%, 4/15/2027*,f	2,636,436
	Symphony CLO VIII, Ltd.
788,685	1.729%, 1/9/2023*,f	786,944
	Symphony CLO XV, Ltd.
2,500,000	2.083%, 10/17/2026*,f	2,488,097
	Voya CLO 3, Ltd.
825,000	2.058%, 7/25/2026*,f	821,463
	WaMu Mortgage Pass Through Certificates
392,228	2.471%, 9/25/2036	353,564
367,314	2.484%, 10/25/2036	317,762
1,201,194	2.204%, 11/25/2036	1,057,295
1,850,080	2.008%, 1/25/2037	1,557,198
3,596,949	1.397%, 9/25/2046[f]	2,960,505
	Washington Mutual Mortgage Pass Through Certificates
3,401,187	1.187%, 2/25/2047[f]	2,386,461
2,410,271	7.000%, 2/25/2036	1,736,069

	Total	72,508,201

Commercial Mortgage-Backed Securities (1.2%)
	Commercial Mortgage Pass-Through Certificates
2,340,000	1.498%, 6/8/2030[e,f]	2,338,535
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	4,655,650
	Credit Suisse Mortgage Capital Certificates
2,205,149	5.509%, 9/15/2039	2,204,032
	Federal National Mortgage Association
440,319	1.272%, 1/25/2017	440,400
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,206,803
	GS Mortgage Securities Trust
4,000,000	3.666%, 9/10/2047	4,357,837
4,200,000	3.734%, 11/10/2048	4,642,589
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,750,000	3.507%, 5/15/2045	1,892,223
2,300,000	5.887%, 2/12/2049	2,341,632
	JPMBB Commercial Mortgage Securities Trust
2,850,000	3.231%, 1/15/2048	3,015,924
	Morgan Stanley Bank of America Merrill Lynch Trust
4,050,000	3.635%, 10/15/2048	4,417,512
	Morgan Stanley Capital, Inc.
4,150,000	5.406%, 3/15/2044	4,229,619
	SCG Trust
700,000	1.842%, 11/15/2026[e,f]	698,947
	UBS Commercial Mortgage Trust
5,100,000	3.400%, 5/10/2045	5,474,035
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057	2,715,069
2,250,000	3.839%, 9/15/2058	2,485,598
	WFRBS Commercial Mortgage Trust
2,800,000	2.870%, 11/15/2045	2,932,382

	Total	52,048,787

Communications Services (2.0%)
	21st Century Fox America, Inc.
1,140,000	6.900%, 3/1/2019	1,297,061
	Altice Financing SA
1,675,000	6.625%, 2/15/2023[e]	1,644,632
	Altice US Finance I Corporation
2,295,000	5.500%, 5/15/2026[e]	2,295,000
	AMC Networks, Inc.
3,035,000	5.000%, 4/1/2024	3,004,271
	America Movil SAB de CV
750,000	1.656%, 9/12/2016[f]	750,187
829,000	5.000%, 10/16/2019	912,627
	American Tower Corporation
105,000	2.800%, 6/1/2020	107,449
1,280,000	3.300%, 2/15/2021	1,335,299
700,000	3.450%, 9/15/2021	728,603
	AT&T, Inc.
600,000	5.875%, 10/1/2019	678,773
360,000	1.561%, 6/30/2020[f]	358,591
963,000	3.875%, 8/15/2021	1,037,466
805,000	3.000%, 6/30/2022	824,380
1,792,000	6.350%, 3/15/2040	2,151,404
950,000	5.550%, 8/15/2041	1,064,348
1,000,000	5.150%, 3/15/2042	1,078,962
546,000	4.750%, 5/15/2046	559,581

The accompanying Notes to Financial Statements are an integral part of this schedule.

64

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
Communications Services (2.0%) - continued
	British Sky Broadcasting Group plc
$880,000	2.625%, 9/16/2019[e]	$895,389
	CCO Holdings, LLC
2,100,000	5.875%, 4/1/2024[e]	2,178,750
	CenturyLink, Inc.
1,630,000	6.450%, 6/15/2021	1,656,487
395,000	7.500%, 4/1/2024[h]	398,456
	Charter Communications Operating, LLC
1,010,000	6.834%, 10/23/2055[e]	1,200,904
630,000	3.579%, 7/23/2020[e]	658,630
1,070,000	4.908%, 7/23/2025[e]	1,169,833
	Clear Channel Worldwide Holdings, Inc.
2,240,000	6.500%, 11/15/2022	2,240,000
	Columbus International, Inc.
2,015,000	7.375%, 3/30/2021[e]	2,127,840
	Comcast Corporation
875,000	2.750%, 3/1/2023	916,350
2,190,000	4.400%, 8/15/2035	2,470,313
418,000	4.650%, 7/15/2042	479,662
1,552,000	4.750%, 3/1/2044	1,809,669
	Cox Communications, Inc.
476,000	9.375%, 1/15/2019[e]	554,525
800,000	3.850%, 2/1/2025[e]	805,771
	Crown Castle International Corporation
1,183,000	3.400%, 2/15/2021	1,234,975
2,062,000	5.250%, 1/15/2023	2,313,688
500,000	3.700%, 6/15/2026	515,846
	Digicel, Ltd.
2,725,000	6.000%, 4/15/2021*	2,335,870
	Dish DBS Corporation
1,905,000	5.875%, 7/15/2022	1,852,612
	FairPoint Communications, Inc.
1,565,000	8.750%, 8/15/2019[e]	1,541,525
	Frontier Communications Corporation
2,270,000	8.875%, 9/15/2020	2,423,225
	Hughes Satellite Systems Corporation
1,350,000	6.500%, 6/15/2019	1,458,000
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024	2,087,800
	Level 3 Financing, Inc.
700,000	5.375%, 5/1/2025	694,750
	Neptune Finco Corporation
1,330,000	10.875%, 10/15/2025[e]	1,520,350
	Numericable-SFR SA
2,455,000	6.000%, 5/15/2022[e]	2,387,488
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	558,212
	Quebecor Media, Inc.
1,375,000	5.750%, 1/15/2023	1,395,625
	S&P Global, Inc.
1,024,000	3.300%, 8/14/2020	1,071,449
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[e]	624,836
	Sprint Communications, Inc.
1,350,000	9.000%, 11/15/2018[e]	1,437,750
	Sprint Corporation
1,405,000	7.625%, 2/15/2025	1,111,706
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	880,977
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,749,001
	Time Warner, Inc.
1,982,000	3.600%, 7/15/2025	2,097,243
780,000	6.250%, 3/29/2041	981,596
	T-Mobile USA, Inc.
2,520,000	6.125%, 1/15/2022	2,642,850
	Unitymedia Hessen GmbH & Company KG
875,000	5.500%, 1/15/2023[e]	879,375
	Univision Communications, Inc.
970,000	5.125%, 5/15/2023[e]	962,725
500,000	5.125%, 2/15/2025[e]	494,375
	UPCB Finance V, Ltd.
1,350,000	7.250%, 11/15/2021[e]	1,407,375
	Verizon Communications, Inc.
590,000	1.426%, 6/17/2019[f]	592,985
1,655,000	3.000%, 11/1/2021	1,738,371
2,304,000	5.150%, 9/15/2023	2,683,298
508,000	5.050%, 3/15/2034	563,827
859,000	4.272%, 1/15/2036	879,111
1,796,000	4.522%, 9/15/2048	1,870,175

	Total	86,380,204

Consumer Cyclical (1.3%)
	AmeriGas Finance, LLC
2,000,000	5.625%, 5/20/2024	2,015,000
	Automatic Data Processing, Inc.
375,000	3.375%, 9/15/2025	407,782
	Cinemark USA, Inc.
2,695,000	4.875%, 6/1/2023	2,668,050
	CVS Health Corporation
235,000	2.250%, 8/12/2019	241,340
1,900,000	4.875%, 7/20/2035	2,268,421
875,000	5.125%, 7/20/2045	1,085,504
	Delphi Automotive plc
1,280,000	3.150%, 11/19/2020	1,316,611
	eBay, Inc.
520,000	2.500%, 3/9/2018	529,490
	Ford Motor Company
515,000	7.450%, 7/16/2031	690,545
	Ford Motor Credit Company, LLC
1,150,000	5.000%, 5/15/2018	1,218,464
950,000	2.551%, 10/5/2018	967,561
1,000,000	2.943%, 1/8/2019	1,029,148
	General Motors Company
500,000	6.600%, 4/1/2036	573,354
992,000	6.250%, 10/2/2043	1,101,966
	General Motors Financial Company, Inc.
1,500,000	3.250%, 5/15/2018	1,531,092
770,000	3.700%, 11/24/2020	791,105
512,000	4.200%, 3/1/2021	535,630
1,240,000	4.300%, 7/13/2025	1,272,220
	GLP Capital, LP
1,390,000	4.375%, 4/15/2021	1,431,700
	Goodyear Tire & Rubber Company
2,325,000	5.125%, 11/15/2023	2,400,563

The accompanying Notes to Financial Statements are an integral part of this schedule.

65

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
Consumer Cyclical (1.3%) - continued
	Hilton Worldwide Finance, LLC
$2,275,000	5.625%, 10/15/2021	$2,354,625
	Home Depot, Inc.
536,000	2.625%, 6/1/2022	560,945
640,000	3.000%, 4/1/2026	680,174
	Hyundai Capital America
768,000	2.400%, 10/30/2018[e]	778,727
768,000	3.000%, 10/30/2020[e]	794,389
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[e,h]	1,558,125
	KB Home
1,141,000	4.750%, 5/15/2019	1,143,852
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,614,000
	Lennar Corporation
1,500,000	4.125%, 12/1/2018	1,515,000
1,485,000	4.875%, 12/15/2023	1,488,712
	Live Nation Entertainment, Inc.
1,500,000	5.375%, 6/15/2022[e]	1,541,250
	McDonald’s Corporation
730,000	2.750%, 12/9/2020	762,122
	MGM Resorts International
2,115,000	6.000%, 3/15/2023[h]	2,231,325
	MGP Escrow Issuer, LLC
1,738,000	5.625%, 5/1/2024[e]	1,837,935
	PulteGroup, Inc.
1,985,000	4.250%, 3/1/2021	2,046,535
	Rite Aid Corporation
1,985,000	6.125%, 4/1/2023[e]	2,118,987
	Six Flags Entertainment Corporation
1,935,000	5.250%, 1/15/2021[e]	1,995,469
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	629,300
432,000	4.000%, 12/31/2018	447,768
	West Corporation
2,420,000	5.375%, 7/15/2022[e]	2,250,600
	Yum! Brands, Inc.
3,155,000	5.000%, 6/1/2024[e]	3,210,213
	ZF North America Capital, Inc.
2,175,000	4.500%, 4/29/2022[e]	2,204,906

	Total	57,840,505

Consumer Non-Cyclical (2.1%)
	AbbVie, Inc.
920,000	2.500%, 5/14/2020	940,537
1,320,000	3.600%, 5/14/2025	1,383,136
1,395,000	4.450%, 5/14/2046	1,414,587
	Actavis Funding SCS
792,000	3.800%, 3/15/2025	825,128
1,620,000	4.550%, 3/15/2035	1,664,908
2,376,000	4.850%, 6/15/2044	2,502,242
	Altria Group, Inc.
2,100,000	2.850%, 8/9/2022	2,199,599
	Amgen, Inc.
330,000	2.125%, 5/1/2020	335,211
512,000	2.700%, 5/1/2022	526,916
475,000	3.125%, 5/1/2025	495,535
	Anheuser-Busch InBev Finance, Inc.
550,000	1.897%, 2/1/2021[f]	566,678
2,949,000	3.650%, 2/1/2026	3,159,104
2,560,000	4.700%, 2/1/2036	2,876,744
1,320,000	4.900%, 2/1/2046	1,546,831
	Aramark Services, Inc.
1,380,000	4.750%, 6/1/2026[e]	1,352,400
	B&G Foods, Inc.
1,055,000	4.625%, 6/1/2021	1,055,000
	BAT International Finance plc
480,000	1.163%, 6/15/2018[e,f]	479,083
	Becton, Dickinson and Company
1,331,000	6.375%, 8/1/2019	1,515,968
	Biogen, Inc.
810,000	3.625%, 9/15/2022	859,822
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	495,195
525,000	3.850%, 5/15/2025	555,321
	BRF SA
642,000	4.750%, 5/22/2024[e]	637,185
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	890,987
590,000	3.500%, 11/24/2020	618,449
	Cardinal Health, Inc.
260,000	1.950%, 6/15/2018	263,013
402,000	4.900%, 9/15/2045	448,040
	Celgene Corporation
1,185,000	2.875%, 8/15/2020	1,225,444
260,000	3.550%, 8/15/2022	272,395
1,185,000	5.000%, 8/15/2045	1,305,087
	Centene Escrow Corporation
2,100,000	5.625%, 2/15/2021[e]	2,189,250
	CHS/Community Health Systems, Inc.
2,200,000	7.125%, 7/15/2020[h]	2,039,598
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	315,274
	Cigna Corporation
775,000	5.375%, 2/15/2042	917,251
	ConAgra Foods, Inc.
396,000	7.125%, 10/1/2026	514,553
	EMD Finance, LLC
515,000	1.006%, 3/17/2017[e,f]	514,697
1,128,000	2.950%, 3/19/2022[e]	1,155,696
	Endo Finance, LLC
750,000	6.000%, 2/1/2025[e]	650,625
	Energizer Holdings, Inc.
1,900,000	5.500%, 6/15/2025[e]	1,890,500
	Envision Healthcare Corporation
2,205,000	5.125%, 7/1/2022[e]	2,216,025
	Express Scripts Holding Company
512,000	3.900%, 2/15/2022	548,698
1,240,000	4.500%, 2/25/2026	1,362,319
223,000	3.400%, 3/1/2027	222,716
	Fresenius Medical Care US Finance II, Inc.
1,500,000	5.875%, 1/31/2022[e]	1,644,375
	Gilead Sciences, Inc.
260,000	2.550%, 9/1/2020	270,163
	Grifols Worldwide Operations, Ltd.
2,235,000	5.250%, 4/1/2022	2,274,113
	H. J. Heinz Company
1,000,000	3.500%, 7/15/2022[e]	1,062,061

The accompanying Notes to Financial Statements are an integral part of this schedule.

66

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
Consumer Non-Cyclical (2.1%) - continued
	HCA, Inc.
$1,450,000	3.750%, 3/15/2019	$1,500,750
200,000	4.750%, 5/1/2023	205,000
1,070,000	5.250%, 6/15/2026	1,110,794
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[e]	1,287,228
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[e]	1,363,000
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,214,096
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	367,700
	LifePoint Health, Inc.
1,500,000	5.500%, 12/1/2021	1,563,750
580,000	5.375%, 5/1/2024[e]	581,450
	McKesson Corporation
1,024,000	3.796%, 3/15/2024	1,108,679
650,000	4.883%, 3/15/2044	741,256
	Mead Johnson Nutrition Company
512,000	3.000%, 11/15/2020	534,876
	Medco Health Solutions, Inc.
550,000	7.125%, 3/15/2018	600,470
	Medtronic plc
2,570,000	4.375%, 3/15/2035	2,907,030
	Merck & Company, Inc.
385,000	1.005%, 2/10/2020[f]	385,141
260,000	3.700%, 2/10/2045	275,513
	Mondelez International, Inc.
418,000	1.157%, 2/1/2019[f]	417,324
	Mylan NV
1,020,000	3.000%, 12/15/2018[e]	1,044,279
400,000	3.750%, 12/15/2020[e]	417,031
1,325,000	3.150%, 6/15/2021[e]	1,344,011
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	1,080,695
	Pernod Ricard SA
850,000	3.250%, 6/8/2026[e]	869,961
	Perrigo Finance Unlimited Company
1,605,000	3.500%, 3/15/2021	1,660,722
	Quintiles Transnational Holdings, Inc.
500,000	4.875%, 5/15/2023[e]	507,500
	Reynolds American, Inc.
604,000	2.300%, 8/21/2017	611,339
1,563,000	5.700%, 8/15/2035	1,903,460
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[e]	874,866
	SABMiller Holdings, Inc.
536,000	3.750%, 1/15/2022[e]	574,721
	Safeway, Inc.
58,000	3.400%, 12/1/2016	57,855
	Spectrum Brands Escrow Corporation
640,000	6.375%, 11/15/2020	668,000
	Spectrum Brands, Inc.
1,065,000	5.750%, 7/15/2025	1,108,931
	Teleflex, Inc.
560,000	4.875%, 6/1/2026	565,600
	Tenet Healthcare Corporation
2,500,000	8.125%, 4/1/2022	2,562,000
	Thermo Fisher Scientific, Inc.
396,000	3.000%, 4/15/2023	404,265
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	989,400
	UnitedHealth Group, Inc.
2,470,000	4.625%, 7/15/2035	2,868,651
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[e]	2,604,113

	Total	91,079,916

Energy (1.1%)
	Anadarko Petroleum Corporation
755,000	4.850%, 3/15/2021	800,764
	Antero Resources Corporation
1,775,000	5.125%, 12/1/2022	1,704,000
	Boardwalk Pipelines, Ltd.
888,000	5.875%, 11/15/2016	900,293
525,000	5.950%, 6/1/2026	551,468
	BP Capital Markets plc
1,003,000	3.062%, 3/17/2022	1,036,361
1,560,000	3.535%, 11/4/2024	1,643,813
285,000	3.119%, 5/4/2026	291,117
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	857,940
	Canadian Natural Resources, Ltd.
1,005,000	3.450%, 11/15/2021	1,004,691
	CNOOC Nexen Finance
762,000	1.625%, 4/30/2017	763,246
	CNPC General Capital, Ltd.
446,000	2.750%, 4/19/2017[e]	450,794
	Columbia Pipeline Group, Inc.
995,000	2.450%, 6/1/2018	998,208
	Concho Resources, Inc.
1,310,000	6.500%, 1/15/2022	1,341,112
1,412,019	5.500%, 10/1/2022	1,419,079
	ConocoPhillips Company
660,000	4.200%, 3/15/2021	714,609
772,000	5.950%, 3/15/2046	960,553
	Crestwood Midstream Partners, LP
850,000	6.125%, 3/1/2022	786,250
	Devon Energy Corporation
765,000	3.250%, 5/15/2022[h]	741,893
512,000	5.850%, 12/15/2025	564,779
	Ecopetrol SA
460,000	5.875%, 9/18/2023	473,800
	Enbridge Energy Partners, LP
1,280,000	4.375%, 10/15/2020	1,313,663
	Enbridge, Inc.
400,000	1.136%, 6/2/2017[f,h]	393,008
	Energy Transfer Partners, LP
2,084,000	4.650%, 6/1/2021	2,151,695
765,000	4.900%, 3/15/2035	675,854
	Enterprise Products Operating, LLC
1,200,000	5.250%, 1/31/2020	1,333,634
758,000	5.100%, 2/15/2045	829,566
	EQT Corporation
500,000	5.150%, 3/1/2018	510,520
754,000	8.125%, 6/1/2019	830,676
	Exxon Mobil Corporation
420,000	4.114%, 3/1/2046	473,684

The accompanying Notes to Financial Statements are an integral part of this schedule.

67

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
Energy (1.1%) - continued
	Kinder Morgan, Inc.
$510,000	5.550%, 6/1/2045	$518,200
	Magellan Midstream Partners, LP
750,000	5.000%, 3/1/2026	848,426
255,000	4.200%, 3/15/2045	233,060
	Marathon Oil Corporation
1,350,000	2.700%, 6/1/2020	1,271,283
	Marathon Petroleum Corporation
375,000	3.400%, 12/15/2020	387,658
470,000	4.750%, 9/15/2044	400,782
	MEG Energy Corporation
1,500,000	6.500%, 3/15/2021[e]	1,162,500
	Newfield Exploration Company
1,960,000	5.625%, 7/1/2024	1,960,000
	Noble Energy, Inc.
724,000	5.625%, 5/1/2021[h]	754,184
	Petrobras International Finance Company
1,056,000	5.750%, 1/20/2020	1,020,202
	Petroleos Mexicanos
737,000	5.500%, 2/4/2019[e]	774,587
414,000	2.378%, 4/15/2025	427,336
	Pioneer Natural Resources Company
278,000	3.450%, 1/15/2021	287,057
500,000	4.450%, 1/15/2026	544,748
	Regency Energy Partners, LP
1,450,000	5.000%, 10/1/2022	1,487,845
	Rice Energy, Inc.
1,790,000	6.250%, 5/1/2022	1,776,575
	Sabine Pass Liquefaction, LLC
1,440,000	5.625%, 3/1/2025	1,434,600
	Schlumberger Holdings Corporation
375,000	3.000%, 12/21/2020[e]	391,108
	Shell International Finance BV
360,000	1.080%, 5/11/2020[f]	355,275
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	820,307
	Sunoco Logistics Partners Operations, LP
1,730,000	4.400%, 4/1/2021	1,823,076
	Targa Resources Partners, LP
1,215,000	6.625%, 10/1/2020	1,239,300
	Weatherford International, Ltd.
2,120,000	8.250%, 6/15/2023[h]	2,014,000

	Total	48,449,179

Financials (3.5%)
	ABN AMRO Bank NV
1,050,000	4.750%, 7/28/2025[e]	1,089,984
	ACE INA Holdings, Inc.
1,024,000	2.300%, 11/3/2020	1,052,812
737,000	4.350%, 11/3/2045	847,860
	AerCap Ireland Capital, Ltd.
550,000	3.750%, 5/15/2019	554,125
2,080,000	5.000%, 10/1/2021	2,163,200
	Aetna, Inc.
805,000	2.400%, 6/15/2021	821,327
1,100,000	2.800%, 6/15/2023	1,123,654
535,000	3.200%, 6/15/2026	550,421
800,000	4.250%, 6/15/2036	826,540
	Air Lease Corporation
625,000	2.125%, 1/15/2018	621,875
198,000	2.625%, 9/4/2018	197,958
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	962,400
1,050,000	4.125%, 3/30/2020	1,052,625
	American Express Credit Corporation
590,000	1.197%, 3/18/2019[f]	587,237
	American International Group, Inc.
320,000	3.300%, 3/1/2021	330,594
768,000	4.125%, 2/15/2024	810,187
360,000	3.900%, 4/1/2026	370,992
	Aon plc
384,000	3.875%, 12/15/2025	405,019
	Argos Merger Sub, Inc.
1,975,000	7.125%, 3/15/2023[e]	2,034,250
	Avalonbay Communities, Inc.
1,125,000	3.500%, 11/15/2025	1,184,102
	Aviation Capital Group Corporation
564,000	3.875%, 9/27/2016[e]	564,807
	Banco Santander Chile
710,000	1.529%, 4/11/2017[e,f]	709,112
	Bank of America Corporation
800,000	1.717%, 3/22/2018[f]	804,186
500,000	1.495%, 4/1/2019[f]	498,919
800,000	2.625%, 10/19/2020	812,750
1,065,000	3.300%, 1/11/2023	1,096,042
1,056,000	4.000%, 4/1/2024	1,127,061
1,055,000	4.000%, 1/22/2025	1,075,373
795,000	3.500%, 4/19/2026	821,543
1,322,000	5.875%, 2/7/2042	1,668,712
1,056,000	8.000%, 12/29/2049[i]	1,049,400
	Bank of New York Mellon Corporation
1,280,000	2.500%, 4/15/2021	1,326,360
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[e]	324,516
	Barclays Bank plc
264,000	10.179%, 6/12/2021[e]	332,382
	Barclays plc
780,000	2.750%, 11/8/2019	774,496
1,039,000	3.650%, 3/16/2025	999,070
	BB&T Corporation
325,000	1.343%, 1/15/2020[f]	322,465
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[e]	927,974
	Berkshire Hathaway, Inc.
640,000	2.750%, 3/15/2023	661,268
	BPCE SA
762,000	5.700%, 10/22/2023[e]	817,292
	Caisse Centrale Desjardins du Quebec
455,000	1.303%, 1/29/2018[e,f]	453,783
	Capital One Financial Corporation
1,149,000	6.150%, 9/1/2016	1,157,937
635,000	2.450%, 4/24/2019	644,754
	CIT Group, Inc.
2,075,000	5.000%, 8/15/2022	2,111,312
	Citigroup, Inc.
415,000	1.401%, 4/8/2019[f]	413,433
840,000	2.650%, 10/26/2020	854,803
1,075,000	2.700%, 3/30/2021	1,094,127

The accompanying Notes to Financial Statements are an integral part of this schedule.

68

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
Financials (3.5%) - continued
$690,000	4.050%, 7/30/2022	$726,979
1,990,000	4.400%, 6/10/2025	2,080,762
2,050,000	4.650%, 7/30/2045	2,252,804
	Citizens Bank NA
1,220,000	2.300%, 12/3/2018	1,235,965
	CoBank ACB
395,000	1.253%, 6/15/2022[f]	367,369
	Compass Bank
750,000	2.750%, 9/29/2019	740,671
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
650,000	3.950%, 11/9/2022	672,218
	Credit Agricole SA
485,000	1.428%, 4/15/2019[e,f]	483,325
	Credit Suisse AG
512,000	5.400%, 1/14/2020	555,817
	Credit Suisse Group Funding Guernsey, Ltd.
875,000	4.550%, 4/17/2026[e]	907,707
	Credit Suisse Group Funding, Ltd.
1,536,000	2.750%, 3/26/2020	1,516,496
1,024,000	3.750%, 3/26/2025	1,002,244
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,560,000
	Deutsche Bank AG
1,630,000	3.375%, 5/12/2021	1,635,610
	Digital Realty Trust LP
1,125,000	3.400%, 10/1/2020	1,169,316
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,336,477
	Discover Financial Services
526,000	6.450%, 6/12/2017	546,956
	Duke Realty, LP
260,000	3.875%, 2/15/2021	275,042
780,000	4.375%, 6/15/2022	847,532
	ERP Operating, LP
267,000	3.375%, 6/1/2025	281,620
	European Investment Bank
755,000	1.875%, 3/15/2019	773,210
	Fifth Third Bancorp
755,000	5.450%, 1/15/2017	771,810
548,000	2.875%, 7/27/2020	571,104
310,000	2.875%, 10/1/2021	320,195
	GE Capital International Funding Company
2,052,000	4.418%, 11/15/2035[e]	2,301,494
	Genworth Financial, Inc.
710,000	7.700%, 6/15/2020	631,900
	Goldman Sachs Group, Inc.
1,170,000	1.838%, 4/30/2018[f]	1,176,076
430,000	1.726%, 11/15/2018[f]	431,049
2,150,000	5.375%, 3/15/2020	2,391,486
460,000	1.798%, 4/23/2020[f]	458,660
2,048,000	5.250%, 7/27/2021	2,311,131
512,000	3.500%, 1/23/2025	526,084
1,325,000	4.800%, 7/8/2044	1,466,756
451,000	5.150%, 5/22/2045	470,511
800,000	4.750%, 10/21/2045	881,827
	Hartford Financial Services Group, Inc.
1,250,000	5.125%, 4/15/2022	1,421,619
	HBOS plc
1,384,000	6.750%, 5/21/2018[e]	1,484,483
	HCP, Inc.
1,630,000	4.000%, 12/1/2022	1,692,269
520,000	3.400%, 2/1/2025	502,802
	HSBC Bank plc
1,065,000	1.266%, 5/15/2018[e,f]	1,060,478
	HSBC Holdings plc
1,080,000	3.400%, 3/8/2021	1,112,858
850,000	3.600%, 5/25/2023	868,675
1,040,000	3.900%, 5/25/2026	1,069,969
768,000	6.375%, 12/29/2049[i]	731,520
1,075,000	6.875%, 12/29/2049[h,i]	1,069,625
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	287,403
	Huntington National Bank
720,000	2.200%, 11/6/2018	728,814
	Icahn Enterprises, LP
1,600,000	6.000%, 8/1/2020	1,580,000
	ING Capital Funding Trust III
825,000	4.231%, 12/29/2049[f,i]	801,281
	Intesa Sanpaolo SPA
1,000,000	5.250%, 1/12/2024	1,064,337
	J.P. Morgan Chase & Company
980,000	6.300%, 4/23/2019	1,101,633
365,000	2.250%, 1/23/2020	370,020
1,220,000	4.500%, 1/24/2022	1,357,671
768,000	3.200%, 1/25/2023	796,052
1,400,000	2.700%, 5/18/2023	1,414,238
1,040,000	3.625%, 5/13/2024	1,104,328
2,040,000	3.125%, 1/23/2025	2,085,553
855,000	3.300%, 4/1/2026	884,775
1,605,000	7.900%, 4/29/2049[i]	1,637,100
	KeyBank NA
860,000	2.350%, 3/8/2019	878,419
	KeyCorp
1,080,000	2.900%, 9/15/2020	1,117,030
	Liberty Mutual Group, Inc.
1,027,000	4.950%, 5/1/2022[e]	1,134,908
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,460,532
	Lincoln National Corporation
792,000	7.000%, 6/15/2040	1,019,923
	Lloyds Bank plc
515,000	1.175%, 3/16/2018[f]	512,223
575,000	4.650%, 3/24/2026	582,252
	Merrill Lynch & Company, Inc.
1,555,000	6.400%, 8/28/2017	1,640,780
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	1,009,736
	Mizuho Bank, Ltd.
762,000	1.850%, 3/21/2018[e]	767,408
	Morgan Stanley
1,455,000	6.625%, 4/1/2018	1,576,890
780,000	1.918%, 4/25/2018[f]	787,532
460,000	1.774%, 1/27/2020[f]	461,776
675,000	2.500%, 4/21/2021	682,061
660,000	4.875%, 11/1/2022	722,737
975,000	4.000%, 7/23/2025	1,044,019
1,350,000	4.350%, 9/8/2026	1,412,258
640,000	4.300%, 1/27/2045	673,629

The accompanying Notes to Financial Statements are an integral part of this schedule.

69

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
Financials (3.5%) - continued
$1,235,000	5.550%, 12/29/2049[h,i]	$1,223,391
	MPT Operating Partnership, LP
1,535,000	6.375%, 3/1/2024	1,634,775
970,000	5.500%, 5/1/2024	994,250
	Nasdaq, Inc.
655,000	3.850%, 6/30/2026	665,492
	National City Corporation
776,000	6.875%, 5/15/2019	874,671
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	320,870
	Quicken Loans, Inc.
2,210,000	5.750%, 5/1/2025[e]	2,132,650
	Realty Income Corporation
265,000	2.000%, 1/31/2018	267,204
	Regions Bank
261,000	7.500%, 5/15/2018	286,237
	Regions Financial Corporation
1,000,000	2.250%, 9/14/2018	1,006,658
768,000	3.200%, 2/8/2021	790,501
	Reinsurance Group of America, Inc.
400,000	5.625%, 3/15/2017	411,442
579,000	5.000%, 6/1/2021	641,018
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[e]	402,797
	Royal Bank of Scotland Group plc
1,056,000	7.500%, 12/29/2049[i]	966,240
	Santander Holdings USA, Inc.
725,000	3.450%, 8/27/2018	740,021
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	889,078
750,000	4.750%, 9/15/2025[e]	740,265
	Santander UK plc
456,000	3.050%, 8/23/2018	466,779
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	706,477
330,000	2.500%, 9/1/2020	341,306
1,115,000	2.750%, 2/1/2023	1,147,597
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[e]	625,917
	State Street Corporation
510,000	1.526%, 8/18/2020[f]	511,862
	Sumitomo Mitsui Banking Corporation
545,000	1.213%, 1/16/2018[f]	543,838
	Svenska Handelsbanken AB
715,000	1.146%, 6/17/2019[f]	710,186
	Synchrony Financial
305,000	1.867%, 2/3/2020[f]	295,459
330,000	3.750%, 8/15/2021	341,859
1,475,000	4.250%, 8/15/2024	1,526,522
	Toronto-Dominion Bank
375,000	1.586%, 12/14/2020[f]	377,105
	UBS Group Funding Jersey, Ltd.
1,280,000	2.950%, 9/24/2020[e]	1,301,720
768,000	4.125%, 9/24/2025[e]	796,069
	UnitedHealth Group, Inc.
220,000	3.350%, 7/15/2022	235,361
	USB Realty Corporation
310,000	1.775%, 12/29/2049[e,f,i]	247,612
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	965,742
	Wells Fargo & Company
455,000	1.318%, 1/30/2020[f]	452,188
1,020,000	2.550%, 12/7/2020	1,049,723
2,501,000	3.450%, 2/13/2023	2,587,855
1,040,000	3.000%, 2/19/2025	1,065,195
1,600,000	3.000%, 4/22/2026	1,630,962
1,020,000	4.900%, 11/17/2045	1,116,190
	Welltower, Inc.
268,000	2.250%, 3/15/2018	270,752
520,000	3.750%, 3/15/2023	538,942
540,000	4.000%, 6/1/2025	567,545

	Total	155,829,181

Foreign Government (0.1%)
	Argentina Government International Bond
1,175,000	7.125%, 7/6/2036[e]	1,175,000
625,000	6.250%, 4/22/2019[e]	651,563
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	456,848
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[e]	743,345

	Total	3,026,756

Mortgage-Backed Securities (12.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
49,100,000	3.000%, 7/1/2031[d]	51,507,049
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
33,600,000	4.000%, 7/1/2046[d]	35,962,500
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,000,000	2.500%, 8/1/2028[d]	5,165,134
28,325,000	2.500%, 7/1/2031[d]	29,304,739
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,416,474	1.735%, 7/1/2043[f]	5,508,545
12,150,000	3.000%, 7/1/2046[d]	12,608,944
180,675,000	3.500%, 7/1/2046[d]	190,640,346
112,750,000	4.000%, 7/1/2046[d]	120,885,905
54,396,000	4.500%, 7/1/2046[d]	59,376,351
52,975,000	3.500%, 8/1/2046[d]	55,820,335

	Total	566,779,848

Technology (0.9%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	323,500
	Apple, Inc.
360,000	0.927%, 5/6/2020[f]	356,359
1,792,000	3.200%, 5/13/2025	1,899,918
768,000	4.650%, 2/23/2046	867,515
	Baidu, Inc.
700,000	2.750%, 6/9/2019	709,561
	Cisco Systems, Inc.
480,000	1.173%, 3/1/2019[f]	481,723

The accompanying Notes to Financial Statements are an integral part of this schedule.

70

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
Technology (0.9%) - continued
	CommScope Technologies Finance, LLC
$1,480,000	6.000%, 6/15/2025[e]	$1,517,000
	Denali Borrower, LLC
1,450,000	5.625%, 10/15/2020[e]	1,521,050
	Diamond 1 Finance Corporation
680,000	3.480%, 6/1/2019[e]	696,599
550,000	5.450%, 6/15/2023[e]	570,665
396,000	6.020%, 6/15/2026[e]	412,825
	Equinix, Inc.
1,870,000	5.750%, 1/1/2025	1,935,450
	Fidelity National Information Services, Inc.
1,070,000	2.850%, 10/15/2018	1,098,127
769,000	3.625%, 10/15/2020	812,925
	First Data Corporation
970,000	5.375%, 8/15/2023[e]	985,045
	Freescale Semiconductor, Inc.
1,450,000	6.000%, 1/15/2022[e]	1,529,025
	Hewlett Packard Enterprise Company
1,130,000	2.450%, 10/5/2017[e]	1,144,645
565,000	2.850%, 10/5/2018[e]	578,594
565,000	4.400%, 10/15/2022[e]	604,644
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[e]	874,032
	Intel Corporation
185,000	3.100%, 7/29/2022	198,085
685,000	3.700%, 7/29/2025	760,839
1,188,000	4.100%, 5/19/2046	1,235,172
	International Business Machines Corporation
1,056,000	4.700%, 2/19/2046	1,214,415
	Iron Mountain, Inc.
1,885,000	6.000%, 8/15/2023	1,983,962
	Lam Research Corporation
1,000,000	3.450%, 6/15/2023	1,032,781
	Micron Technology, Inc.
3,085,000	7.500%, 9/15/2023[e]	3,277,812
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,782,018
1,575,000	4.200%, 11/3/2035	1,783,839
	Oracle Corporation
330,000	2.500%, 5/15/2022	337,192
1,056,000	2.400%, 9/15/2023[d]	1,059,759
1,340,000	2.950%, 5/15/2025	1,392,649
	Plantronics, Inc.
1,450,000	5.500%, 5/31/2023[e]	1,431,875
	Qualcomm, Inc.
792,000	3.000%, 5/20/2022	835,801
	Seagate HDD Cayman
1,072,000	4.875%, 6/1/2027	778,540
	Sensata Technologies UK Financing Company plc
1,140,000	6.250%, 2/15/2026[e]	1,179,900
	Western Digital Corporation
2,025,000	10.500%, 4/1/2024[e]	2,166,750

	Total	41,370,591

Transportation (0.3%)
	Air Canada Pass Through Trust
300,718	3.875%, 3/15/2023[e]	281,923
	American Airlines Pass Through Trust
1,202,679	3.375%, 5/1/2027	1,210,136
	Avis Budget Car Rental, LLC
1,665,000	5.125%, 6/1/2022[e,h]	1,606,725
1,195,000	6.375%, 4/1/2024[e,h]	1,183,050
	Burlington Northern Santa Fe, LLC
1,040,000	5.050%, 3/1/2041	1,251,194
1,175,000	3.900%, 8/1/2046	1,240,247
	Canadian Pacific Railway Company
600,000	4.800%, 8/1/2045	691,745
	Continental Airlines, Inc.
622,211	4.150%, 4/11/2024	657,988
	CSX Corporation
494,000	3.700%, 11/1/2023	534,106
	Delta Air Lines, Inc.
303,904	4.950%, 5/23/2019	321,378
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[e]	291,063
700,000	4.500%, 2/15/2045[e]	739,586
	FedEx Corporation
1,320,000	3.900%, 2/1/2035	1,341,842
	J.B. Hunt Transport Services, Inc.
295,000	3.300%, 8/15/2022	307,828
	Southwest Airlines Company
845,000	2.750%, 11/6/2019	873,542
	Virgin Australia Holdings, Ltd.
238,004	5.000%, 10/23/2023[e]	245,763
	XPO Logistics, Inc.
1,570,000	6.500%, 6/15/2022[e,h]	1,497,388

	Total	14,275,504

U.S. Government and Agencies (10.9%)
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	298,552
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	274,090
	U.S. Treasury Bonds
1,075,000	4.375%, 5/15/2040	1,529,439
56,100,000	3.625%, 2/15/2044	72,333,937
	U.S. Treasury Bonds, TIPS
2,041,860	0.125%, 4/15/2019	2,085,011
50,765	2.375%, 1/15/2025	60,612
28,159,637	0.625%, 1/15/2026	29,653,055
33,204	2.125%, 2/15/2040	43,409
449,943	0.750%, 2/15/2042	450,828
	U.S. Treasury Notes
21,220,000	0.875%, 11/15/2017	21,307,872
23,000,000	0.875%, 3/31/2018	23,112,309
9,650,000	0.750%, 2/15/2019	9,668,846
10,750,000	1.000%, 3/15/2019	10,841,128
41,710,000	1.500%, 10/31/2019	42,681,050
59,409,000	1.875%, 6/30/2020	61,683,236
79,080,000	1.375%, 9/30/2020	80,516,409
10,250,000	1.375%, 5/31/2021	10,434,582
41,325,000	2.125%, 6/30/2022	43,572,047
10,765,000	1.625%, 8/15/2022	11,039,174
49,630,000	2.250%, 11/15/2024	52,941,264

The accompanying Notes to Financial Statements are an integral part of this schedule.

71

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.0%)	Value
U.S. Government and Agencies (10.9%) - continued
	U.S. Treasury Notes, TIPS
$7,358,440	0.125%, 1/15/2023	$7,455,976

	Total	481,982,826

Utilities (1.2%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,691,250
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,792,605
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	404,605
	Berkshire Hathaway Energy Company
390,000	2.400%, 2/1/2020	400,594
	Calpine Corporation
1,450,000	5.375%, 1/15/2023	1,413,750
	Chesapeake Midstream Partners, LP
1,320,000	6.125%, 7/15/2022	1,354,195
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	1,050,774
640,000	4.350%, 11/15/2045	727,152
	Consolidated Edison Company of New York, Inc.
384,000	4.500%, 12/1/2045	436,455
	Consolidated Edison, Inc.
528,000	2.000%, 5/15/2021	533,538
	Covanta Holding Corporation
850,000	7.250%, 12/1/2020	875,500
	Dominion Resources, Inc.
1,070,000	2.962%, 7/1/2019[g]	1,089,296
	DTE Electric Company
760,000	3.700%, 3/15/2045	805,598
890,000	3.700%, 6/1/2046	939,607
	DTE Energy Company
155,000	2.400%, 12/1/2019	158,265
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	907,978
	Duke Energy Indiana, LLC
1,085,000	3.750%, 5/15/2046	1,126,374
	Dynegy Finance I, Inc.
1,720,000	7.375%, 11/1/2022	1,659,800
	Dynegy, Inc.
1,440,000	6.750%, 11/1/2019	1,441,800
	Edison International
1,050,000	2.950%, 3/15/2023	1,076,554
	EDP Finance BV
785,000	4.125%, 1/15/2020[e]	809,806
	Emera U.S. Finance, LP
800,000	2.150%, 6/15/2019[e]	809,306
820,000	4.750%, 6/15/2046[e]	832,237
	Enel Finance International NV
450,000	6.250%, 9/15/2017[e]	475,377
	Energy Transfer Equity, LP
1,450,000	5.500%, 6/1/2027	1,363,000
	Eversource Energy
330,000	1.600%, 1/15/2018	331,982
	Exelon Corporation
580,000	5.100%, 6/15/2045	666,504
792,000	4.450%, 4/15/2046	845,542
	Exelon Generation Company, LLC
770,000	5.200%, 10/1/2019	851,980
295,000	2.950%, 1/15/2020	303,456
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	298,861
715,000	5.300%, 7/1/2043	802,379
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	767,494
	MidAmerican Energy Holdings Company
1,066,000	6.500%, 9/15/2037	1,465,317
	Monongahela Power Company
780,000	5.400%, 12/15/2043[e]	979,012
	MPLX LP
2,725,000	4.875%, 12/1/2024[e]	2,654,589
	National Rural Utilities Cooperative Finance Corporation
1,025,000	2.300%, 11/1/2020	1,057,284
	NextEra Energy Capital Holdings, Inc.
660,000	2.300%, 4/1/2019	672,795
	NiSource Finance Corporation
1,475,000	5.650%, 2/1/2045	1,853,507
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,388,155
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023[h]	1,477,500
	Oncor Electric Delivery Company, LLC
760,000	3.750%, 4/1/2045	779,147
	Pacific Gas & Electric Company
1,015,000	5.625%, 11/30/2017	1,076,613
768,000	4.250%, 3/15/2046	853,373
	PG&E Corporation
375,000	2.400%, 3/1/2019	382,354
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	391,522
1,275,000	5.000%, 3/15/2044	1,426,632
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,397,601
370,000	2.400%, 3/15/2020	377,699
	Southern California Edison Company
220,000	2.400%, 2/1/2022	228,071
	Southern Company
1,080,000	1.850%, 7/1/2019	1,093,663
1,100,000	4.400%, 7/1/2046	1,182,415
	Southwestern Electric Power Company
530,000	3.900%, 4/1/2045	525,811
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	496,125
	TransAlta Corporation
825,000	1.900%, 6/3/2017	818,094
	Williams Companies, Inc.
496,000	7.875%, 9/1/2021	533,200
	Williams Partners, LP
1,050,000	5.100%, 9/15/2045	900,555

	Total	53,054,648

	Total Long-Term Fixed Income (cost $1,804,176,163)	1,849,930,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

72

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (26.7%)	Value
Affiliated Equity Holdings (9.1%)
2,586,561	Thrivent Large Cap Stock Portfolio	$28,911,030
8,818,308	Thrivent Large Cap Value Portfolio	130,355,760
3,932,207	Thrivent Mid Cap Stock Portfolio	61,809,966
16,955,184	Thrivent Partner Worldwide Allocation Portfolio	148,656,274
1,989,819	Thrivent Small Cap Stock Portfolio	30,614,353

	Total	400,347,383

Affiliated Fixed Income Holdings (15.8%)
23,896,043	Thrivent High Yield Portfolio	110,858,521
34,813,223	Thrivent Income Portfolio	359,220,237
22,937,399	Thrivent Limited Maturity Bond Portfolio	225,164,977

	Total	695,243,735

Equity Funds/ETFs (0.3%)
5,750	iShares Russell 2000 Growth Index Fund	788,785
8,532	iShares Russell 2000 Index Fund	980,924
3,450	iShares Russell 2000 Value Index Fund	335,685
9,410	Materials Select Sector SPDR Fund	436,059
45,158	SPDR S&P 500 ETF Trust	9,461,956
6,980	SPDR S&P Biotech ETF	377,548
230	SPDR S&P MidCap 400 ETF Trust	62,647
3,431	Utilities Select Sector SPDR Fund	180,025
2,510	VanEck Vectors Oil Services ETF[h]	73,418

	Total	12,697,047

Fixed Income Funds/ETFs (1.5%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,638,480
471,200	iShares iBoxx $ Investment Grade Corporate Bond ETF	57,830,376

	Total	65,468,856

	Total Registered Investment Companies (cost $1,126,153,455)	1,173,757,021

	Common Stock (20.0%)
Consumer Discretionary (2.9%)
23,952	Aaron’s, Inc.	524,309
26,536	Amazon.com, Inc.[k]	18,989,692
6,115	American Public Education, Inc.[k]	171,832
10,050	Ascena Retail Group, Inc.[k]	70,249
3,980	Ascent Capital Group, Inc.[k]	61,252
11,200	AutoZone, Inc.[k]	8,891,008
7,960	Beazer Homes USA, Inc.[k]	61,690
19,840	Bed Bath & Beyond, Inc.	857,485
3,790	Best Buy Company, Inc.	115,974
4,160	Big 5 Sporting Goods Corporation	38,563
1,350	BJ’s Restaurants, Inc.[k]	59,171
12,100	Bloomin’ Brands, Inc.	216,227
6,080	BorgWarner, Inc.	179,482
6,580	Boyd Gaming Corporation[k]	121,072
13,370	Brunswick Corporation	605,928
760	Buffalo Wild Wings, Inc.[k]	105,602
4,900	Burlington Stores, Inc.[k]	326,879
17,580	Caleres, Inc.	425,612
17,300	Callaway Golf Company	176,633
24,900	Carter’s, Inc.	2,651,103
5,863	Cedar Fair, LP	338,999
8,060	Cheesecake Factory, Inc.	388,008
1,130	Children’s Place, Inc.	90,603
3,610	Chuy’s Holdings, Inc.[k]	124,942
52,660	Cinemark Holdings, Inc.	1,919,984
3,920	ClubCorp Holdings, Inc.	50,960
235,553	Comcast Corporation	15,355,700
13,918	Core-Mark Holding Company, Inc.	652,197
9,559	CSS Industries, Inc.	256,277
12,308	Culp, Inc.	340,070
30,200	Dana Holding Corporation	318,912
53,769	Delphi Automotive plc	3,365,939
5,170	DeVry Education Group, Inc.	92,233
103,681	Discovery Communications, Inc., Class Ak	2,615,872
10,250	Dish DBS Corporation[k]	537,100
13,900	Dollar General Corporation	1,306,600
15,930	Dollar Tree, Inc.[k]	1,501,243
4,930	Domino’s Pizza, Inc.	647,703
8,320	Duluth Holdings, Inc.[h,k]	203,507
1,510	EchoStar Corporation[k]	59,947
5,528	Expedia, Inc.	587,626
13,390	Finish Line, Inc.	270,344
25,750	Ford Motor Company	323,677
7,910	General Motors Company	223,853
17,140	Gentex Corporation	264,813
11,653	G-III Apparel Group, Ltd.[k]	532,775
107,244	Harley-Davidson, Inc.[h]	4,858,153
10,110	Harman International Industries, Inc.	726,100
13,058	Haverty Furniture Companies, Inc.	235,436
69,820	Home Depot, Inc.	8,915,316
13,900	Houghton Mifflin Harcourt Company[k]	217,257
13,920	Interpublic Group of Companies, Inc.	321,552
12,120	Jack in the Box, Inc.	1,041,350
3,440	John Wiley and Sons, Inc.	179,499
6,800	Kate Spade & Company[k]	140,148
5,330	L Brands, Inc.	357,803
60,656	Las Vegas Sands Corporation	2,637,929
14,380	La-Z-Boy, Inc.	400,052
8,380	Lear Corporation	852,749
36,370	Liberty Interactive Corporation[k]	922,707
3,000	Lithia Motors, Inc.	213,210
38,630	LKQ Corporation[k]	1,224,571
86,430	Lowe’s Companies, Inc.	6,842,663
2,880	Masonite International Corporation[k]	190,483
11,957	MDC Partners, Inc.[h]	218,694
8,550	Meredith Corporation	443,830
2,210	Murphy USA, Inc.[k]	163,894
7,400	New Media Investment Group, Inc.	133,718
5,020	New York Times Company	60,742
31,020	Newell Brands, Inc.	1,506,641
11,250	News Corporation	127,688
66,630	NIKE, Inc.	3,677,976
8,183	Nord Anglia Education, Inc.[h,k]	172,989
34,741	Nutrisystem, Inc.	881,032
3,250	O’Reilly Automotive, Inc.[k]	881,075
14,500	Oxford Industries, Inc.	820,990
8,780	Papa John’s International, Inc.	597,040
14,100	Papa Murphy’s Holdings, Inc.[h,k]	93,554
8,100	Penn National Gaming, Inc.[k]	112,995
3,210	PetMed Express, Inc.[h]	60,220
13,160	PVH Corporation	1,240,067
3,370	Ralph Lauren Corporation	302,019
8,830	Rent-A-Center, Inc.	108,432
1,700	Restoration Hardware Holdings, Inc.[k]	48,756
5,630	Retailmenot, Inc.[k]	43,407
25,290	Ross Stores, Inc.	1,433,690
9,770	Ruth’s Hospitality Group, Inc.	155,831

The accompanying Notes to Financial Statements are an integral part of this schedule.

73

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (20.0%)	Value
Consumer Discretionary (2.9%) - continued
7,350	Sally Beauty Holdings, Inc.[k]	$216,164
5,700	Scripps Networks Interactive, Inc.	354,939
10,080	Select Comfort Corporation[k]	215,510
20,820	Service Corporation International	562,973
4,440	Shutterfly, Inc.[k]	206,948
4,450	Signet Jewelers, Ltd.	366,725
2,500	Skechers USA, Inc.[k]	74,300
990	Snap-On, Inc.	156,242
8,882	Sportsman’s Warehouse Holdings, Inc.[k]	71,589
8,310	Staples, Inc.	71,632
130,640	Starbucks Corporation	7,462,157
16,444	Stein Mart, Inc.	126,948
3,710	Tailored Brands, Inc.	46,969
7,110	Tempur-Pedic International, Inc.[h,k]	393,325
2,075	Tenneco, Inc.[k]	96,716
16,150	Time, Inc.	265,829
32,630	Toll Brothers, Inc.[k]	878,073
32,403	Tower International, Inc.	666,854
28,662	Tuesday Morning Corporation[k]	201,207
1,070	Tupperware Brands Corporation	60,220
1,920	Ulta Salon Cosmetics & Fragrance, Inc.[k]	467,789
4,480	Under Armour, Inc., Class Ah,k	179,782
4,511	Under Armour, Inc., Class Ck	164,200
1,900	Vail Resorts, Inc.	262,637
19,220	Vera Bradley, Inc.[k]	272,347
6,540	VF Corporation	402,145
4,460	Visteon Corporation	293,513
7,550	Vitamin Shoppe, Inc.[h,k]	230,804
5,930	Wingstop, Inc.[h,k]	161,593
2,970	Wolverine World Wide, Inc.	60,350
10,960	Wyndham Worldwide Corporation	780,681
15,890	Yum! Brands, Inc.	1,317,599
6,860	Zoe’s Kitchen, Inc.[h,k]	248,812

	Total	127,919,477

Consumer Staples (1.0%)
3,440	Aramark	114,965
16,050	Avon Products, Inc.	60,669
1,600	Blue Buffalo Pet Products, Inc.[k]	37,344
7,740	Brown-Forman Corporation	772,142
20,010	Campbell Soup Company	1,331,265
4,409	Casey’s General Stores, Inc.	579,828
78,140	Coca-Cola Company	3,542,086
146,500	CVS Health Corporation	14,025,910
21,470	Estee Lauder Companies, Inc.	1,954,199
87,230	Flowers Foods, Inc.	1,635,563
6,950	General Mills, Inc.	495,674
16,950	Hain Celestial Group, Inc.[k]	843,262
11,550	Hershey Company	1,310,809
4,600	Ingredion, Inc.	595,286
820	Kellogg Company	66,953
17,350	Kimberly-Clark Corporation	2,385,278
8,090	Kroger Company	297,631
3,150	Lancaster Colony Corporation	401,972
2,650	McCormick & Company, Inc.	282,676
4,050	Molson Coors Brewing Company	409,576
12,090	Monster Beverage Corporation[k]	1,942,984
8,960	PepsiCo, Inc.	949,222
36,158	Philip Morris International, Inc.	3,677,992
46,330	Pinnacle Foods, Inc.	2,144,616
19,121	SpartanNash Company	584,720
5,520	Tyson Foods, Inc.	368,681
12,790	United Natural Foods, Inc.[k]	598,572
4,220	Universal Corporation	243,663
2,590	Walgreens Boots Alliance, Inc.	215,669
35,690	WhiteWave Foods Company[k]	1,675,289

	Total	43,544,496

Energy (2.7%)
44,107	Archrock, Inc.	415,488
21,899	Atwood Oceanics, Inc.[h]	274,176
175,694	Baker Hughes, Inc.	7,929,070
10,606	Bristow Group, Inc.	121,015
5,300	California Resources Corporation	64,660
44,055	Callon Petroleum Company[k]	494,738
121,860	Canadian Natural Resources, Ltd.	3,756,944
152,210	Chevron Corporation	15,956,174
14,550	Cimarex Energy Company	1,736,106
4,561	Clayton Williams Energy, Inc.[h,k]	125,245
41,860	Clean Energy Fuels Corporation[k]	145,254
394,912	Cobalt International Energy, Inc.[k]	529,182
31,520	Concho Resources, Inc.[k]	3,759,390
42,260	Continental Resources, Inc.[h,k]	1,913,110
15,170	Delek US Holdings, Inc.	200,396
81,610	Devon Energy Corporation	2,958,363
9,810	Diamond Offshore Drilling, Inc.[h]	238,677
8,790	Diamondback Energy, Inc.[k]	801,736
50,954	Ensco plc	494,763
116,155	EOG Resources, Inc.	9,689,650
16,800	EP Energy Corporation[h,k]	87,024
127,645	EQT Corporation	9,883,552
57,130	Exxon Mobil Corporation	5,355,366
16,920	FMC Technologies, Inc.[k]	451,256
11,340	Green Plains, Inc.	223,625
7,730	Gulfport Energy Corporation[k]	241,640
58,990	Halliburton Company	2,671,657
7,720	Helmerich & Payne, Inc.[h]	518,244
7,765	HollyFrontier Corporation	184,574
20,380	Hornbeck Offshore Services, Inc.[k]	169,969
7,040	Kinder Morgan, Inc.	131,789
603,993	Marathon Oil Corporation	9,065,935
141,210	Marathon Petroleum Corporation	5,360,332
2,870	Matador Resources Company[k]	56,826
77,440	Nabors Industries, Ltd.	778,272
7,480	National Oilwell Varco, Inc.	251,702
3,100	Noble Energy, Inc.	111,197
36,159	Oasis Petroleum, Inc.[k]	337,725
8,970	Oceaneering International, Inc.	267,844
11,400	Oil States International, Inc.[k]	374,832
33,988	Parsley Energy, Inc.[k]	919,715
61,135	Patterson-UTI Energy, Inc.	1,303,398
35,707	Pioneer Energy Services Corporation[k]	164,252
2,437	PrairieSky Royalty, Ltd.	46,252
5,330	QEP Resources, Inc.	93,968
100,520	Rowan Companies plc	1,775,183
67,506	Royal Dutch Shell plc ADR	3,727,681
24,210	RPC, Inc.[h,k]	375,981
2,900	RSP Permian, Inc.[k]	101,181
88,328	Schlumberger, Ltd.	6,984,978
8,440	SemGroup Corporation	274,806
2,533	SM Energy Company	68,391
196,800	Suncor Energy, Inc. ADR	5,457,264
6,120	Superior Energy Services, Inc.	112,669
1,400	Targa Resources Corporation	58,996
12,220	Teekay Corporation	87,129
47,831	Teekay Tankers, Ltd.	142,536
16,430	Tesco Corporation	109,917
470	Tesoro Corporation	35,213
40,800	TETRA Technologies, Inc.[k]	259,896
6,050	U.S. Silica Holdings, Inc.[h]	208,544

The accompanying Notes to Financial Statements are an integral part of this schedule.

74

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (20.0%)	Value
Energy (2.7%) - continued
3,112	Vantage Drilling International[k]	$269,188
767,920	Weatherford International plc[k]	4,261,956
6,122	Western Refining, Inc.	126,297
1,050	World Fuel Services Corporation	49,865
404,465	WPX Energy, Inc.[k]	3,765,569

	Total	118,908,323

Financials (2.8%)
2,780	Acadia Realty Trust	98,746
9,471	Affiliated Managers Group, Inc.[k]	1,333,233
10,160	Allied World Assurance Company Holdings AG	357,022
6,620	American Assets Trust, Inc.	280,953
12,270	American Campus Communities, Inc.	648,715
16,190	American Financial Group, Inc.	1,196,927
39,850	American International Group, Inc.	2,107,666
13,385	Ameris Bancorp	397,535
6,250	AMERISAFE, Inc.	382,625
52,270	Anworth Mortgage Asset Corporation	245,669
7,318	Argo Group International Holdings, Ltd.	379,804
8,580	Ashford Hospitality Prime, Inc.	121,321
17,960	Aspen Insurance Holdings, Ltd.	832,985
4,860	Associated Banc-Corp	83,349
35,750	Assured Guaranty, Ltd.	906,977
10,040	BancorpSouth, Inc.	227,808
529,170	Bank of America Corporation	7,022,086
20,800	Bank of New York Mellon Corporation	808,080
9,370	Bank of the Ozarks, Inc.[h]	351,562
6,120	BankFinancial Corporation	73,379
53,200	BB&T Corporation	1,894,452
30,638	BBCN Bancorp, Inc.	457,119
100,300	Blackstone Group, LP	2,461,362
38,280	Boston Private Financial Holdings, Inc.	450,938
10,609	Brixmor Property Group, Inc.	280,714
25,150	Brookline Bancorp, Inc.	277,404
18,260	Brown & Brown, Inc.	684,202
4,000	Camden Property Trust	353,680
29,600	Capital One Financial Corporation	1,879,896
16,930	Cathay General Bancorp	477,426
100,040	CBL & Associates Properties, Inc.	931,372
16,140	CBRE Group, Inc.[k]	427,387
52,477	Cedar Realty Trust, Inc.	389,904
17,070	Central Pacific Financial Corporation	402,852
10,490	Charles Schwab Corporation	265,502
7,020	Chatham Lodging Trust	154,300
22,450	Chubb, Ltd.	2,934,439
179,600	Citigroup, Inc.	7,613,244
9,340	Clifton Bancorp, Inc.	140,754
3,330	CNO Financial Group, Inc.	58,142
47,685	CoBiz Financial, Inc.	557,914
12,719	Columbia Banking System, Inc.	356,895
73,100	Comerica, Inc.	3,006,603
1,610	Commerce Bancshares, Inc.	77,119
44,470	Corporate Office Properties Trust	1,314,978
15,500	DCT Industrial Trust, Inc.	744,620
4,450	Digital Realty Trust, Inc.	485,005
7,084	Douglas Emmett, Inc.	251,624
32,030	Duke Realty Corporation	853,920
1,390	DuPont Fabros Technology, Inc.	66,081
92,420	E*TRADE Financial Corporation[k]	2,170,946
41,188	East West Bancorp, Inc.	1,407,806
3,190	Eaton Vance Corporation	112,735
11,610	Empire State Realty Trust, Inc.	220,474
14,459	Employers Holdings, Inc.	419,600
7,290	Endurance Specialty Holdings, Ltd.	489,596
8,190	Enova International, Inc.[k]	60,278
11,960	Equity One, Inc.	384,873
7,600	Essent Group, Ltd.[k]	165,756
41,530	EverBank Financial Corporation	617,136
3,800	Evercore Partners, Inc.	167,922
13,090	F.N.B. Corporation	164,149
220,930	Fifth Third Bancorp	3,886,159
37,910	First Commonwealth Financial Corporation	348,772
9,010	First Financial Bancorp	175,244
3,100	First Financial Corporation	113,522
3,130	First Merchants Corporation	78,031
40,670	First Midwest Bancorp, Inc.	714,165
4,780	First NBC Bank Holding Company[k]	80,256
20,202	First Potomac Realty Trust	185,858
26,400	First Republic Bank	1,847,736
13,600	Franklin Street Properties Corporation	166,872
29,310	Genworth Financial, Inc.[k]	75,620
1,688	Getty Realty Corporation	36,208
14,965	Glacier Bancorp, Inc.	397,770
20,770	Goldman Sachs Group, Inc.	3,086,007
35,450	Great Western Bancorp, Inc.	1,118,093
27,220	Green Bancorp, Inc.[k]	237,358
10,520	Greenhill & Company, Inc.	169,372
34,700	Hancock Holding Company	906,017
34,620	Hanmi Financial Corporation	813,224
8,280	Hanover Insurance Group, Inc.	700,654
6,360	Hartford Financial Services Group, Inc.	282,257
1,970	Healthcare Trust of America, Inc.	63,710
2,500	Hersha Hospitality Trust	42,875
6,710	HFF, Inc.	193,785
6,680	Highwoods Properties, Inc.	352,704
29,636	Home BancShares, Inc.	586,496
3,380	Hometrust Bancshares, Inc.[k]	62,530
11,430	Horace Mann Educators Corporation	386,220
7,530	Hospitality Properties Trust	216,864
47,748	Host Hotels & Resorts, Inc.	773,995
10,651	Houlihan Lokey, Inc.	238,263
7,890	Hudson Pacific Properties, Inc.	230,230
77,350	Huntington Bancshares, Inc.	691,509
1,304	Infinity Property & Casualty Corporation	105,181
8,430	InfraREIT, Inc.	147,862
16,080	International Exchange, Inc.	4,115,837
110,200	Invesco, Ltd.	2,814,508
63,930	Investors Bancorp, Inc.	708,344
27,984	J.P. Morgan Chase & Company	1,738,926
32,565	Janus Capital Group, Inc.	453,305
1,230	Jones Lang LaSalle, Inc.	119,863
152,130	KeyCorp	1,681,036
32,070	LaSalle Hotel Properties	756,211
53,700	Liberty Property Trust	2,132,964
5,078	Lincoln National Corporation	196,874
6,160	LPL Financial Holdings, Inc.	138,785
7,560	M&T Bank Corporation	893,819
1,050	Mercury General Corporation	55,818
96,320	MetLife, Inc.	3,836,426
1,760	Mid-America Apartment Communities, Inc.	187,264
135,660	Morgan Stanley	3,524,447
18,420	MSCI, Inc.	1,420,550
2,930	National General Holdings Corporation	62,761

The accompanying Notes to Financial Statements are an integral part of this schedule.

75

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (20.0%)	Value
Financials (2.8%) - continued
2,880	National Storage Affiliates Trust	$59,962
1,220	Navigators Group, Inc.	112,203
8,130	NMI Holdings, Inc.[k]	44,552
1,060	Northern Trust Corporation	70,236
15,790	NorthStar Realty Europe Corporation	146,058
14,110	PacWest Bancorp	561,296
3,450	Paramount Group, Inc.	54,993
10,330	Parkway Properties, Inc.	172,821
8,053	Pebblebrook Hotel Trust	211,391
7,850	Physicians Realty Trust	164,928
1,340	Piper Jaffray Companies[k]	50,518
5,170	Popular, Inc.	151,481
21,005	Post Properties, Inc.	1,282,355
2,506	Potlatch Corporation	85,455
10,910	Primerica, Inc.[h]	624,488
1,660	PrivateBancorp, Inc.	73,090
18,490	Provident Financial Services, Inc.	363,144
6,100	Ramco-Gershenson Properties Trust	119,621
23,913	Raymond James Financial, Inc.	1,178,911
8,830	RE/MAX Holdings, Inc.	355,496
3,420	Realogy Holdings Corporation[k]	99,248
8,451	Renasant Corporation	273,221
19,940	Retail Properties of America, Inc.	336,986
1,126	Safety Insurance Group, Inc.	69,339
13,575	Sandy Spring Bancorp, Inc.	394,489
4,650	Selective Insurance Group, Inc.	177,676
4,380	Senior Housing Property Trust	91,235
10,920	Silver Bay Realty Trust Corporation REIT	185,968
119,450	SLM Corporation[k]	738,201
4,960	Sovran Self Storage, Inc.	520,403
17,091	Stifel Financial Corporation[k]	537,512
11,000	Store Capital Corporation	323,950
32,758	Summit Hotel Properties, Inc.	433,716
15,160	SunTrust Banks, Inc.	622,773
14,565	SVB Financial Group[k]	1,386,005
135,600	Synchrony Financial[k]	3,427,968
17,600	Synovus Financial Corporation	510,224
17,830	Talmer Bancorp, Inc.	341,801
98,160	TCF Financial Corporation	1,241,724
37,180	TD Ameritrade Holding Corporation	1,058,700
15,152	Terreno Realty Corporation	391,982
3,360	Territorial Bancorp, Inc.	88,939
8,000	TriCo Bancshares	220,800
15,160	TrustCo Bank Corporation	97,176
2,440	Trustmark Corporation	60,634
4,350	U.S. Bancorp	175,435
2,790	Union Bankshares Corporation	68,941
17,540	United Community Banks, Inc.	320,807
23,230	United Financial Bancorp, Inc.	301,525
1,930	Unum Group	61,355
4,860	Urstadt Biddle Properties, Inc.	120,431
4,330	Voya Financial, Inc.	107,211
1,460	Webster Financial Corporation	49,567
6,100	Wells Fargo & Company	288,713
3,200	Western Alliance Bancorp[k]	104,480
4,068	Wintrust Financial Corporation	207,468
12,930	WisdomTree Investments, Inc.[h]	126,585
4,496	WSFS Financial Corporation	144,726
155,524	Zions Bancorporation	3,908,318

	Total	124,335,949

Health Care (2.6%)
80,341	Abbott Laboratories	3,158,205
3,070	AbbVie, Inc.	190,064
3,500	ABIOMED, Inc.[k]	382,515
5,700	Acadia Healthcare Company, Inc.[k]	315,780
3,810	Aceto Corporation	83,401
9,530	Advaxis, Inc.[k]	77,098
12,040	Aetna, Inc.	1,470,445
15,520	Akorn, Inc.[k]	442,087
6,440	Albany Molecular Research, Inc.[h,k]	86,554
33,890	Alexion Pharmaceuticals, Inc.[k]	3,956,996
4,610	Align Technology, Inc.[k]	371,335
36,790	Allergan plc[k]	8,501,801
10,236	Allscripts Healthcare Solutions, Inc.[k]	129,997
7,340	AmerisourceBergen Corporation	582,209
24,800	Amgen, Inc.	3,773,320
6,924	AMN Healthcare Services, Inc.[k]	276,752
2,780	AmSurg Corporation[k]	215,561
6,877	Analogic Corporation	546,309
31,298	Asterias Biotherapeutics, Inc.[h,k]	75,115
822	Atrion Corporation	351,701
6,710	BioMarin Pharmaceutical, Inc.[k]	522,038
1,090	Bio-Rad Laboratories, Inc.[k]	155,892
6,970	Boston Scientific Corporation[k]	162,889
5,850	Bristol-Myers Squibb Company	430,267
3,422	C.R. Bard, Inc.	804,718
9,630	Cambrex Corporation[k]	498,160
2,450	Cardinal Health, Inc.	191,124
6,600	Cardiovascular Systems, Inc.[k]	121,275
55,220	Celgene Corporation[k]	5,446,349
21,340	Centene Corporation[k]	1,523,036
34,630	Cerner Corporation[k]	2,029,318
1,360	Computer Programs and Systems, Inc.	54,291
4,260	CONMED Corporation	203,330
1,810	Cooper Companies, Inc.	310,542
4,370	Cross Country Healthcare, Inc.[k]	60,830
29,200	Dentsply Sirona, Inc.	1,811,568
30,390	Depomed, Inc.[k]	596,252
5,370	Dexcom, Inc.[k]	426,002
28,750	Edwards Lifesciences Corporation[k]	2,867,237
22,378	Ensign Group, Inc.	470,162
28,650	Envision Healthcare Holdings, Inc.[k]	726,851
12,652	ExamWorks Group, Inc.[k]	440,922
48,050	Express Scripts Holding Company[k]	3,642,190
96,625	Gilead Sciences, Inc.	8,060,457
3,900	Global Blood Therapeutics, Inc.[k]	64,701
4,080	Globus Medical, Inc.[k]	97,226
14,960	HCA Holdings, Inc.[k]	1,152,070
5,744	HealthEquity, Inc.[k]	174,531
10,270	HealthSouth Corporation	398,681
7,730	Healthways, Inc.[k]	89,281
6,800	Hill-Rom Holdings, Inc.	343,060
17,250	Hologic, Inc.[k]	596,850
4,400	Impax Laboratories, Inc.[k]	126,808
6,135	Inogen, Inc.[k]	307,425
11,400	Intersect ENT, Inc.[k]	147,402
5,600	Ironwood Pharmaceuticals, Inc.[k]	73,220
23,360	Kindred Healthcare, Inc.	263,734
5,600	Magellan Health Services, Inc.[k]	368,312
78,099	Medtronic plc	6,776,650
157,820	Merck & Company, Inc.	9,092,010
2,160	Mettler-Toledo International, Inc.[k]	788,227
17,740	Mylan NVk	767,078
3,450	Myriad Genetics, Inc.[k]	105,570
6,193	National Healthcare Corporation	400,935
1,820	Natural Health Trends Corporation[h]	51,306
1,270	Neogen Corporation[k]	71,438
6,340	Neurocrine Biosciences, Inc.[k]	288,153
4,100	Nevro Corporation[h,k]	302,416

The accompanying Notes to Financial Statements are an integral part of this schedule.

76

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (20.0%)	Value
Health Care (2.6%) - continued
15,365	NuVasive, Inc.[k]	$917,598
13,320	Omnicell, Inc.[k]	455,944
38,230	PerkinElmer, Inc.	2,004,017
13,700	Perrigo Company plc	1,242,179
240,880	Pfizer, Inc.	8,481,385
9,620	PharMerica Corporation[k]	237,229
1,000	Prothena Corporation plc[k]	34,960
1,960	Puma Biotechnology, Inc.[k]	58,388
2,490	Qiagen NVk	54,307
10,780	Quintiles Transnational Holdings, Inc.[k]	704,150
270	Regeneron Pharmaceuticals, Inc.[k]	94,292
65,800	Roche Holding AG ADR	2,168,110
16,160	Team Health Holdings, Inc.[k]	657,227
12,830	Teleflex, Inc.	2,274,887
12,460	Triple-S Management Corporation[k]	304,398
41,308	UnitedHealth Group, Inc.	5,832,690
13,370	Universal Health Services, Inc.	1,792,917
5,370	VCA Antech, Inc.[k]	363,066
8,500	Veeva Systems, Inc.[k]	290,020
49,657	Vertex Pharmaceuticals, Inc.[k]	4,271,495
3,700	Waters Corporation[k]	520,405
3,320	Wellcare Health Plans, Inc.[k]	356,170
8,810	West Pharmaceutical Services, Inc.	668,503
13,750	Zoetis, Inc.	652,575

	Total	113,826,941

Industrials (2.1%)
36,624	3M Company	6,413,595
850	A.O. Smith Corporation	74,893
13,040	ABM Industries, Inc.	475,699
10,150	Actuant Corporation	229,491
3,650	Advisory Board Company[k]	129,174
3,770	AECOM[k]	119,773
16,514	Aegion Corporation[k]	322,188
2,000	Aerovironment, Inc.[k]	55,600
6,300	AGCO Corporation	296,919
2,120	Allegion plc	147,192
4,590	Allison Transmission Holdings, Inc.	129,576
3,070	Applied Industrial Technologies, Inc.	138,580
25,760	Ardmore Shipping Corporation	174,395
7,343	Astec Industries, Inc.	412,309
7,600	AZZ, Inc.	455,848
9,900	B/E Aerospace, Inc.	457,132
18,800	Barnes Group, Inc.	622,656
4,676	Beacon Roofing Supply, Inc.[k]	212,618
29,720	Boeing Company	3,859,736
2,870	Brady Corporation	87,707
4,090	Briggs & Stratton Corporation	86,626
55,640	BWX Technologies, Inc.	1,990,243
23,420	Carlisle Companies, Inc.	2,475,026
9,730	Caterpillar, Inc.	737,631
4,920	CBIZ, Inc.[k]	51,217
8,120	CEB, Inc.	500,842
6,782	CIRCOR International, Inc.	386,506
8,257	CLARCOR, Inc.	502,273
11,890	Colfax Corporation[k]	314,609
14,705	Comfort Systems USA, Inc.	478,942
11,860	Commercial Vehicle Group, Inc.[k]	61,672
19,170	Copart, Inc.[k]	939,522
95,300	CSX Corporation	2,485,424
3,650	Cummins, Inc.	410,406
7,290	Curtiss-Wright Corporation	614,182
8,190	Danaher Corporation	827,190
190,720	Delta Air Lines, Inc.	6,947,930
1,810	Deluxe Corporation	120,130
24,040	EMCOR Group, Inc.	1,184,210
5,670	Emerson Electric Company	295,747
14,410	EnerSys	856,963
4,975	Equifax, Inc.	638,790
11,278	ESCO Technologies, Inc.	450,443
22,126	Federal Signal Corporation	284,983
1,220	Flowserve Corporation	55,107
26,550	Fortune Brands Home and Security, Inc.	1,539,104
9,365	Franklin Electric Company, Inc.	309,513
4,406	G & K Services, Inc.	337,367
4,650	GasLog, Ltd.	60,357
14,120	Gener8 Maritime, Inc.[k]	90,368
14,138	Gibraltar Industries, Inc.[k]	446,337
16,067	Granite Construction, Inc.	731,852
2,450	Greenbrier Companies, Inc.	71,369
2,500	H&E Equipment Services, Inc.	47,575
4,210	Hackett Group, Inc.	58,393
34,730	Harsco Corporation	230,607
7,360	Healthcare Services Group, Inc.	304,557
8,710	Heico Corporation	581,915
7,600	Herman Miller, Inc.	227,164
9,310	Hexcel Corporation	387,668
2,859	HNI Corporation	132,915
34,514	Honeywell International, Inc.	4,014,668
3,340	Hub Group, Inc.[k]	128,156
7,170	Hubbell, Inc.	756,220
5,790	Huntington Ingalls Industries, Inc.	972,894
7,084	Huron Consulting Group, Inc.[k]	428,015
1,770	Illinois Tool Works, Inc.	184,363
52,860	Ingersoll-Rand plc	3,366,125
7,140	Insperity, Inc.	551,422
2,190	Insteel Industries, Inc.	62,612
3,020	Interface, Inc.	46,055
4,150	ITT Corporation	132,717
10,570	JB Hunt Transport Services, Inc.	855,430
7,440	KAR Auction Services, Inc.	310,546
14,758	Kforce, Inc.	249,263
2,670	Knoll, Inc.	64,828
32,690	Korn/Ferry International	676,683
30,599	Lincoln Electric Holdings, Inc.	1,807,789
8,430	Manpower, Inc.	542,386
16,700	Masco Corporation	516,698
23,760	Meritor, Inc.[k]	171,072
2,700	Middleby Corporation[k]	311,175
2,160	Moog, Inc.[k]	116,467
7,415	MSA Safety, Inc.	389,510
1,930	Mueller Industries, Inc.	61,528
5,960	Mueller Water Products, Inc.	68,063
24,668	Navigant Consulting, Inc.[k]	398,388
8,440	Nielsen Holdings plc	438,627
5,422	Nordson Corporation	453,333
28,855	Norfolk Southern Corporation	2,456,426
5,030	Northrop Grumman Corporation	1,118,068
5,740	Old Dominion Freight Line, Inc.[k]	346,179
8,220	On Assignment, Inc.[k]	303,729
23,897	Oshkosh Corporation	1,140,126
1,730	Owens Corning, Inc.	89,130
990	Parker Hannifin Corporation	106,969
32,510	Pentair, Ltd.	1,895,008
7,000	PGT, Inc.[k]	72,100
5,950	Proto Labs, Inc.[h,k]	342,482
4,510	Quanex Building Products Corporation	83,841
18,190	Raven Industries, Inc.	344,519
6,800	Raytheon Company	924,460

The accompanying Notes to Financial Statements are an integral part of this schedule.

77

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (20.0%)	Value
Industrials (2.1%) - continued
12,700	Resources Connection, Inc.	$187,706
2,730	Rexnord Corporation[k]	53,590
3,461	Ritchie Brothers Auctioneers, Inc.	116,913
13,200	Rockwell Automation, Inc.	1,515,624
10,290	Rockwell Collins, Inc.	876,091
5,230	Roper Industries, Inc.	892,029
1,730	Ryder System, Inc.	105,772
4,000	Saia, Inc.[k]	100,560
3,390	SkyWest, Inc.	89,699
52,360	Southwest Airlines Company	2,053,036
7,870	Spirit Aerosystems Holdings, Inc.[k]	338,410
6,420	SPX FLOW, Inc.[k]	167,369
1,700	Stericycle, Inc.[k]	177,004
7,940	Tennant Company	427,728
4,580	Tetra Tech, Inc.	140,812
6,019	Textron, Inc.	220,055
3,850	Toro Company	339,570
15,810	TransUnion[k]	528,686
1,980	TrueBlue, Inc.[k]	37,462
7,135	Tyco International plc	303,951
1,480	UniFirst Corporation	171,266
5,950	United Continental Holdings, Inc.[k]	244,188
45,550	United Parcel Service, Inc.	4,906,646
11,310	United Rentals, Inc.[k]	758,901
7,369	Universal Forest Products, Inc.	683,033
10,553	Universal Truckload Services, Inc.	136,134
5,200	WABCO Holdings, Inc.[k]	476,164
2,190	Wabtec Corporation	153,804
5,230	WageWorks, Inc.[k]	312,806
22,988	Waste Connections, Inc.	1,656,285
800	Watsco, Inc.	112,552
39,620	Xylem, Inc.	1,769,033
7,030	YRC Worldwide, Inc.[k]	61,864

	Total	91,481,569

Information Technology (4.2%)
2,608	Advanced Energy Industries, Inc.[k]	99,000
49,020	Agilent Technologies, Inc.	2,174,527
14,410	Akamai Technologies, Inc.[k]	805,951
3,650	Alliance Data Systems Corporation[k]	715,108
17,159	Alphabet, Inc., Class Ak	12,071,871
15,901	Alphabet, Inc., Class Ck	11,005,082
4,800	Ambarella, Inc.[h,k]	243,888
19,700	Amkor Technology, Inc.[k]	113,275
26,160	Amphenol Corporation	1,499,753
1,290	Analog Devices, Inc.	73,066
2,030	ANSYS, Inc.[k]	184,223
109,694	Apple, Inc.	10,486,746
38,705	Applied Materials, Inc.	927,759
13,281	Arista Networks, Inc.[h,k]	855,031
21,160	ARRIS International plc[k]	443,514
19,550	Aspen Technology, Inc.[k]	786,692
6,620	AVX Corporation	89,900
7,423	Belden, Inc.	448,127
26,890	Blackhawk Network Holdings, Inc.[k]	900,546
38,760	Booz Allen Hamilton Holding Corporation	1,148,846
1,500	Broadcom, Ltd.	233,100
9,970	Broadridge Financial Solutions, Inc.	650,044
65,580	Brocade Communications Systems, Inc.	602,024
31,507	Brooks Automation, Inc.	353,509
13,330	CA, Inc.	437,624
7,092	Cabot Microelectronics Corporation	300,275
6,424	CACI International, Inc.[k]	580,794
4,700	Cavium, Inc.[k]	181,420
6,000	CDK Global, Inc.	332,940
5,580	CDW Corporation	223,646
24,780	Ciena Corporation[k]	464,625
1,900	Cirrus Logic, Inc.[k]	73,701
475,670	Cisco Systems, Inc.	13,646,972
1,780	Citrix Systems, Inc.[k]	142,560
13,380	Cognex Corporation	576,678
13,600	Cognizant Technology Solutions Corporation[k]	778,464
3,400	Coherent, Inc.[k]	312,052
9,900	CommVault Systems, Inc.[k]	427,581
1,980	comScore, Inc.[k]	47,282
6,000	Comtech Telecommunications Corporation	77,040
14,100	Convergys Corporation	352,500
32,880	CoreLogic, Inc.[k]	1,265,222
17,330	Corning, Inc.	354,918
18,971	Criteo SA ADR[h,k]	871,148
3,380	CTS Corporation	60,570
5,128	Demandware, Inc.[k]	384,087
4,690	DST Systems, Inc.	546,057
9,030	EarthLink Holdings Corporation	57,792
32,400	eBay, Inc.[k]	758,484
118,700	EMC Corporation	3,225,079
7,670	Envestnet, Inc.[k]	255,488
7,130	EVERTEC, Inc.	110,800
7,470	ExlService Holdings, Inc.[k]	391,503
4,820	F5 Networks, Inc.[k]	548,709
13,703	Fabrinet[k]	508,655
142,000	Facebook, Inc.[k]	16,227,760
3,795	FEI Company	405,610
17,110	Finisar Corporation[k]	299,596
8,090	Fitbit, Inc.[k]	98,860
36,070	FLIR Systems, Inc.	1,116,367
34,280	Fortinet, Inc.[k]	1,082,905
12,390	Genpact, Ltd.[k]	332,548
18,183	Guidewire Software, Inc.[k]	1,122,982
16,460	HP, Inc.	206,573
3,820	IAC/InterActiveCorporation	215,066
10,900	Imperva, Inc.[k]	468,809
97,330	Intel Corporation	3,192,424
27,915	Ixia[k]	274,125
17,507	Juniper Networks, Inc.	393,732
2,120	Keysight Technologies, Inc.[k]	61,671
11,700	Lam Research Corporation[h]	983,502
6,500	Liberty Tripadvisor Holdings, Inc.[k]	142,220
8,790	Linear Technology Corporation	408,999
11,770	Lionbridge Technologies, Inc.[k]	46,492
3,771	Littelfuse, Inc.	445,694
4,210	M/A-COM Technology Solutions Holdings, Inc.[k]	138,846
2,500	Manhattan Associates, Inc.[k]	160,325
20,280	Marvell Technology Group, Ltd.	193,268
10,005	Maxim Integrated Products, Inc.	357,078
2,460	MAXIMUS, Inc.	136,210
3,700	Mentor Graphics Corporation	78,662
11,723	Methode Electronics, Inc.	401,278
22,940	Microsemi Corporation[k]	749,679
276,350	Microsoft Corporation	14,140,829
3,800	Mobileye NVk	175,332
16,720	Monolithic Power Systems, Inc.	1,142,310
870	Morningstar, Inc.	71,149
2,619	Nanometrics, Inc.[k]	54,449
16,940	National Instruments Corporation	464,156
3,070	NETGEAR, Inc.[k]	145,948
8,620	Nice, Ltd. ADR	550,387

The accompanying Notes to Financial Statements are an integral part of this schedule.

78

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (20.0%)	Value
Information Technology (4.2%) - continued
63,926	NVIDIA Corporation	$3,005,161
13,690	NXP Semiconductors NVk	1,072,475
27,800	Oclaro, Inc.[h,k]	135,664
5,450	ON Semiconductor Corporation[k]	48,069
213,880	Oracle Corporation	8,754,108
1,640	Palo Alto Networks, Inc.[k]	201,130
37,530	Pandora Media, Inc.[h,k]	467,249
6,100	Paylocity Holding Corporation[h,k]	263,520
191,090	PayPal Holdings, Inc.[k]	6,976,696
14,097	Pegasystems, Inc.	379,914
25,000	Progress Software Corporation[k]	686,500
8,500	Proofpoint, Inc.[h,k]	536,265
13,380	PTC, Inc.[k]	502,820
5,093	Q2 Holdings, Inc.[k]	142,706
15,900	QLIK Technologies, Inc.[k]	470,322
6,410	QUALCOMM, Inc.	343,384
2,000	Qualys, Inc.[k]	59,620
13,090	RealPage, Inc.[k]	292,300
9,150	Red Hat, Inc.[k]	664,290
150,210	Salesforce.com, Inc.[k]	11,928,176
2,360	ScanSource, Inc.[k]	87,580
7,290	ServiceNow, Inc.[k]	484,056
15,300	ShoreTel, Inc.[k]	102,357
10,950	Symantec Corporation	224,913
23,990	Synopsys, Inc.[k]	1,297,379
1,110	Tech Data Corporation[k]	79,753
42,183	Teradyne, Inc.	830,583
2,910	Tessera Technologies, Inc.	89,162
89,780	Texas Instruments, Inc.	5,624,717
8,860	Trimble Navigation, Ltd.[k]	215,830
2,320	Tyler Technologies, Inc.[k]	386,767
5,740	Ultimate Software Group, Inc.[k]	1,207,065
25,012	Virtusa Corporation[k]	722,347
138,540	Visa, Inc.	10,275,512
117,620	Xilinx, Inc.	5,425,811

	Total	185,676,290

Materials (0.9%)
12,530	Agnico Eagle Mines, Ltd.	670,355
9,280	Air Products and Chemicals, Inc.	1,318,131
38,597	Albemarle Corporation	3,061,128
65,640	Alcoa, Inc.	608,483
7,460	American Vanguard Corporation	112,721
7,530	Avery Dennison Corporation	562,867
12,944	Axalta Coating Systems, Ltd.[k]	343,404
4,726	Balchem Corporation	281,906
10,480	Ball Corporation	757,599
69,870	Barrick Gold Corporation	1,491,724
2,110	Boise Cascade Company[k]	48,425
14,960	Cabot Corporation	683,074
1,640	Carpenter Technology Corporation	54,005
23,230	Celanese Corporation	1,520,403
11,267	Chemtura Corporation[k]	297,223
5,453	Clearwater Paper Corporation[k]	356,463
4,460	Continental Building Products, Inc.[k]	99,146
32,790	Crown Holdings, Inc.[k]	1,661,469
55,060	Dow Chemical Company	2,737,033
2,550	Eagle Materials, Inc.	196,732
3,310	Eastman Chemical Company	224,749
48,530	Eldorado Gold Corporation	218,385
12,070	Ferroglobe plc	103,923
23,980	FMC Corporation	1,110,514
54,990	Freeport-McMoRan, Inc.	612,589
47,580	Goldcorp, Inc.	910,205
12,110	Graphic Packaging Holding Company	151,859
3,187	Ingevity Corporation[k]	108,485
1,800	Innophos Holdings, Inc.	75,978
4,848	Innospec, Inc.	222,960
32,130	International Paper Company	1,361,669
4,410	KapStone Paper and Packaging Corporation	57,374
83,750	Kinross Gold Corporation[k]	409,538
2,620	Koppers Holdings, Inc.[k]	80,513
3,250	Martin Marietta Materials, Inc.	624,000
2,010	Materion Corporation	49,768
3,996	Minerals Technologies, Inc.	226,973
105,470	Mosaic Company	2,761,205
20,664	Myers Industries, Inc.	297,562
39,420	Newmont Mining Corporation	1,542,110
28,980	Nucor Corporation	1,431,902
2,700	Olin Corporation	67,068
9,880	OMNOVA Solutions, Inc.[k]	71,630
34,020	Owens-Illinois, Inc.[k]	612,700
34,633	Packaging Corporation of America	2,317,987
3,740	PolyOne Corporation	131,798
7,090	Rayonier Advanced Materials, Inc.	96,353
5,680	Reliance Steel & Aluminum Company	436,792
4,510	Royal Gold, Inc.	324,810
5,450	Schnitzer Steel Industries, Inc.	95,920
6,177	Scotts Miracle-Gro Company	431,834
13,870	Sealed Air Corporation	637,604
21,270	Silver Wheaton Corporation	500,483
16,200	Sonoco Products Company	804,492
37,271	Steel Dynamics, Inc.	913,139
7,990	Stillwater Mining Company[k]	94,761
37,150	Teck Resources, Ltd.[h]	489,266
6,840	Vulcan Materials Company	823,262
19,122	Westrock Company	743,272
70,330	Yamana Gold, Inc.	365,716

	Total	39,403,439

Telecommunications Services (0.2%)
25,460	AT&T, Inc.	1,100,127
27,160	Cincinnati Bell, Inc.[k]	124,121
4,450	FairPoint Communications, Inc.[k]	65,326
5,930	General Communication, Inc.[k]	93,694
11,090	Inteliquent, Inc.	220,580
9,170	Level 3 Communications, Inc.[k]	472,163
11,100	SBA Communications Corporation[k]	1,198,134
95,909	Verizon Communications, Inc.	5,355,559
35,450	Vonage Holdings Corporation[k]	216,245

	Total	8,845,949

Utilities (0.6%)
13,940	Alliant Energy Corporation	553,418
10,690	American States Water Company	468,436
16,360	Aqua America, Inc.	583,398
5,630	Artesian Resources Corporation	190,970
28,510	Avista Corporation	1,277,248
2,730	California Water Service Group	95,359
13,540	CenterPoint Energy, Inc.	324,960
4,790	Consolidated Water Company, Ltd.	62,557
24,680	Edison International, Inc.	1,916,896
45,790	Eversource Energy	2,742,821
15,290	Exelon Corporation	555,944
10,010	Great Plains Energy, Inc.	304,304
31,140	MDU Resources Group, Inc.	747,360
2,400	Middlesex Water Company	104,112
3,460	New Jersey Resources Corporation	133,383
153,280	PG&E Corporation	9,797,658
4,300	Portland General Electric Company	189,716

The accompanying Notes to Financial Statements are an integral part of this schedule.

79

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (20.0%)	Value
Utilities (0.6%) - continued
10,750	Public Service Enterprise Group, Inc.	$501,057
6,820	Renewable Energy Group, Inc.[k]	60,221
28,050	Southern Company	1,504,321
8,170	Southwest Gas Corporation	643,061
6,631	Spire, Inc.	469,740
33,598	Talen Energy Corporation[k]	455,253
1,426	Unitil Corporation	60,847
16,000	Vectren Corporation	842,720
5,820	WEC Energy Group, Inc.	380,046

	Total	24,965,806

	Total Common Stock (cost $790,413,942)	878,908,239

	Collateral Held for Securities Loaned (0.8%)
37,505,809	Thrivent Cash Management Trust	37,505,809

	Total Collateral Held for Securities Loaned (cost $37,505,809)	37,505,809

Shares or Principal Amount	Short-Term Investments (21.2%)[l]
	Federal Home Loan Bank Discount Notes
4,175,000	0.340%, 7/12/2016	4,174,783
10,000,000	0.340%, 7/13/2016	9,999,430
11,000,000	0.339%, 7/15/2016	10,999,274
37,000,000	0.338%, 7/20/2016[m]	36,996,670
29,400,000	0.345%, 7/22/2016[m]	29,397,089
4,000,000	0.340%, 7/25/2016	3,999,548
21,490,000	0.340%, 7/27/2016[m]	21,487,357
19,000,000	0.320%, 8/1/2016[m]	18,995,915
	Federal Home Loan Mortgage Corporation Discount Notes
12,750,000	0.400%, 7/25/2016[m]	12,748,559
	Federal National Mortgage Association Discount Notes
8,100,000	0.400%, 7/25/2016[m]	8,099,085
	Thrivent Core Short-Term Reserve Fund
76,086,539	0.580%	760,865,392
	U.S. Treasury Notes
8,000,000	0.625%, 8/15/2016	8,003,800
6,000,000	1.000%, 8/31/2016	6,006,948

	Total Short-Term Investments (cost $931,756,096)	931,773,850

	Total Investments (cost $4,817,305,080) 113.4%	$4,992,874,038

	Other Assets and Liabilities, Net (13.4%)	(588,541,252)

	Total Net Assets 100.0%	$4,404,332,786

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $171,063,895 or 3.9% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Portfolio as of June 30, 2016 was $68,052,094 or 1.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$824,588
Apidos CLO XVIII, 7/22/2026	6/25/2014	822,937
Ares CLO, Ltd., 10/12/2023	5/15/2015	2,800,000
Ares CLO, Ltd., 11/15/2025	11/26/2014	1,500,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	824,588
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,806,608
Betony CLO, Ltd., 4/15/2027	2/25/2015	750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	825,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	824,167
CAM Mortgage, LLC, 7/15/2064	6/24/2015	669,332
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	825,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	825,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	825,000
Digicel, Ltd., 4/15/2021	8/18/2014	2,476,396

The accompanying Notes to Financial Statements are an integral part of this schedule.

80

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Security	Acquisition Date	Cost
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	$3,548,491
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	796,012
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	847,133
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	824,175
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,968
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	798,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	2,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	898,920
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	2,975,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	2,600,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	700,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	825,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	2,493,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	820,298
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	1,774,020
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,925,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	2,650,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	1,393,727
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	788,685
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	2,481,250
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	4,426,664
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	964,807
Vericrest Opportunity Loan Trust, 3/26/2046	4/6/2016	2,769,984
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	823,762

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative

Allocation Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$20,159,388
Common Stock	16,460,207

Total lending	$36,619,595
Gross amount payable upon return of collateral for securities loaned	$37,505,809

Net amounts due to counterparty	$886,214

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

81

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (10.5%)[a]	Value
Basic Materials (0.5%)
	Alpha Natural Resources, Inc., Term Loan
$59,093	3.500%, 5/22/2020[b]	$27,478
	Fortescue Metals Group, Ltd., Term Loan
135,321	4.250%, 6/30/2019	129,232
	Ineos US Finance, LLC, Term Loan
104,276	3.750%, 12/15/2020	101,582
	NewPage Corporation, Delayed Draw
22,050	11.000%, 7/26/2017	21,885
	NewPage Corporation, Term Loan
22,670	11.000%, 7/26/2017	12,582
109,575	0.000%, 2/11/2021[b]	14,793
	Tronox Pigments BV, Term Loan
102,256	4.500%, 3/19/2020	97,654

	Total	405,206

Capital Goods (0.3%)
	Accudyne Industries, LLC, Term Loan
67,089	4.000%, 12/13/2019	60,044
	ADS Waste Holdings, Inc., Term Loan
56,638	3.750%, 10/9/2019	55,647
	Berry Plastics Group, Inc., Term Loan
76,870	3.500%, 2/8/2020	76,293
	Rexnord, LLC, Term Loan
52,516	4.000%, 8/21/2020	51,809

	Total	243,793

Communications Services (2.9%)
	Atlantic Broadband Penn, LLC, Term Loan
48,003	3.250%, 11/30/2019	47,898
	Birch Communication Inc., Term Loan
102,693	7.750%, 7/17/2020	84,208
	Block Communications, Inc., Term Loan
109,444	4.000%, 11/7/2021	109,308
	Charter Communications Operating, LLC, Term Loan
25,475	3.000%, 7/1/2020	25,268
	Cincinnati Bell, Inc., Term Loan
90,107	4.000%, 9/10/2020	89,476
	CommScope, Inc., Term Loan
89,325	3.750%, 12/29/2022	89,270
	CSC Holdings, LLC, Term Loan
37,500	5.000%, 10/9/2022	37,509
	Fairpoint Communications, Term Loan
166,505	7.500%, 2/14/2019	165,845
	Grande Communications Networks, LLC, Term Loan
104,763	4.500%, 5/29/2020	102,668
	Gray Television, Inc., Term Loan
66,772	3.938%, 6/13/2021	66,773
	Hargray Communications Group, Inc., Term Loan
48,866	5.250%, 6/26/2019	48,805
	Integra Telecom Holdings, Inc., Term Loan
69,955	5.250%, 8/14/2020	67,901
	Intelsat Jackson Holdings SA, Term Loan
42,173	3.750%, 6/30/2019	38,346
	Level 3 Communications, Inc., Term Loan
79,000	4.000%, 8/1/2019	78,852
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	4.500%, 1/7/2022	141,375
	LTS Buyer, LLC, Term Loan
83,394	4.000%, 4/13/2020	82,404
	MCC Georgia, LLC, Term Loan
78,400	3.750%, 6/30/2021	78,139
	NEP/NCP Holdco, Inc., Term Loan
105,045	4.250%, 1/22/2020	102,550
	Numericable US, LLC, Term Loan
74,625	4.563%, 7/29/2022	73,319
90,000	5.000%, 1/15/2024	89,100
	SBA Senior Finance II, LLC, Term Loan
98,000	3.250%, 3/24/2021	96,870
	TNS, Inc., Term Loan
46,478	5.000%, 2/14/2020	46,420
	Univision Communications, Inc., Term Loan
104,702	4.000%, 3/1/2020	104,028
	Virgin Media Investment Holdings, Ltd., Term Loan
54,539	3.649%, 6/30/2023	53,157
	WideOpenWest Finance, LLC, Term Loan
116,808	4.500%, 4/1/2019	116,353
	WMG Acquisition Corporation, Term Loan
54,719	0.000%, 7/1/2020	54,035
	XO Communications, LLC, Term Loan
97,774	4.250%, 3/20/2021	97,489
	Yankee Cable Acquisition, LLC, Term Loan
89,487	4.250%, 3/1/2020	89,263
	Zayo Group, LLC, Term Loan
83,044	3.750%, 5/6/2021	82,510

	Total	2,359,139

Consumer Cyclical (2.1%)
	Amaya BV, Term Loan
185,473	5.000%, 8/1/2021	179,367
	Burlington Coat Factory Warehouse Corporation, Term Loan
86,035	4.250%, 8/13/2021	85,784
	Cengage Learning Acquisitions, Term Loan
155,000	5.250%, 6/7/2023	153,063
	Ceridian HCM Holding, Inc., Term Loan
50,777	4.500%, 9/15/2020	49,000
	Charter Communications Operating, LLC, Term Loan
52,380	3.000%, 1/3/2021	52,040
	Dollar Tree, Inc., Term Loan
43,092	3.500%, 7/6/2022	43,029
	FCA US, LLC, Term Loan
51,808	3.250%, 12/31/2018	51,630

The accompanying Notes to Financial Statements are an integral part of this schedule.

82

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (10.5%)[a]	Value
Consumer Cyclical (2.1%) - continued
	Golden Nugget, Inc., Delayed Draw
$17,568	5.500%, 11/21/2019	$17,568
	Golden Nugget, Inc., Term Loan
40,992	5.500%, 11/21/2019	40,992
	IMG Worldwide, Inc., Term Loan
127,885	5.250%, 5/6/2021[c,d]	127,054
60,000	8.250%, 5/6/2022[c,d]	58,200
	KAR Auction Services, Inc., Term Loan
109,725	4.250%, 3/9/2023	109,953
	Las Vegas Sands, LLC, Term Loan
78,000	3.250%, 12/19/2020	77,902
	Marina District Finance Company, Inc., Term Loan
37,658	6.500%, 8/15/2018	37,611
	Michaels Stores, Inc., Term Loan
72,543	4.000%, 1/28/2020	72,520
	Mohegan Tribal Gaming Authority, Term Loan
114,997	5.500%, 6/15/2018	114,049
	Scientific Games International, Inc., Term Loan
105,300	6.000%, 10/18/2020	103,896
239,078	0.000%, 10/1/2021[c,d]	235,491
	Seminole Hard Rock Entertainment, Inc., Term Loan
48,990	3.500%, 5/14/2020	48,663
	Seminole Indian Tribe of Florida, Term Loan
74,758	3.000%, 4/29/2020	74,833

	Total	1,732,645

Consumer Non-Cyclical (1.7%)
	Albertson’s, LLC, Term Loan
24,938	4.750%, 12/21/2022	24,891
	Catalina Marketing Corporation, Term Loan
48,302	4.500%, 4/9/2021	40,292
	CHS/Community Health Systems, Inc., Term Loan
12,809	3.924%, 12/31/2018	12,684
47,941	3.750%, 1/27/2021	46,551
88,210	4.000%, 1/27/2021	85,845
	Endo Luxembourg Finance I Co Sarl, Term Loan
99,500	3.750%, 9/26/2022	97,734
	JBS USA, LLC, Term Loan
71,201	3.750%, 5/25/2018	71,082
9,798	3.750%, 9/18/2020	9,768
24,875	4.000%, 10/30/2022	24,797
	Libbey Glass, Inc., Term Loan
71,795	3.750%, 4/9/2021	71,302
	LTF Merger Sub, Inc., Term Loan
74,250	4.250%, 6/10/2022	72,394
	Mallinckrodt International Finance SA, Term Loan
44,772	3.500%, 3/19/2021	44,212
	McGraw-Hill Global Education Holdings, LLC, Term Loan
135,000	5.000%, 5/4/2022	134,629
	MultiPlan, Inc., Term Loan
95,000	5.000%, 6/7/2023	95,214
	Ortho-Clinical Diagnostics, Inc., Term Loan
137,774	4.750%, 6/30/2021	130,082
	Supervalu, Inc., Term Loan
109,282	5.500%, 3/21/2019[c,d]	109,008
	Valeant Pharmaceuticals International, Inc., Term Loan
301,660	5.000%, 4/1/2022	293,280

	Total	1,363,765

Energy (0.6%)
	Arch Coal, Inc., Term Loan
154,142	7.500%, 5/16/2018[b]	70,712
	Energy Solutions, LLC, Term Loan
62,020	6.750%, 5/29/2020	60,159
	Exgen Renewables I, LLC, Term Loan
49,591	5.250%, 2/6/2021	49,499
	Houston Fuel Oil Terminal, LLC, Term Loan
69,822	4.250%, 8/19/2021	67,204
	McJunkin Red Man Corporation, Term Loan
75,655	5.000%, 11/8/2019	72,629
	MEG Energy Corporation, Term Loan
73,841	3.750%, 3/31/2020	64,716
	Pacific Drilling SA, Term Loan
78,570	4.500%, 6/3/2018	23,964
	Targa Resources Partners, LP, Term Loan
45,000	5.750%, 2/27/2022	44,550
	Western Refining, Inc., Term Loan
39,796	5.250%, 11/12/2020	38,353
30,000	5.500%, 5/27/2023	29,188

	Total	520,974

Financials (0.6%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	99,825
	DJO Finance, LLC, Term Loan
39,700	4.250%, 6/7/2020	37,781
	Harland Clarke Holdings Corporation, Term Loan
49,773	7.000%, 5/22/2018	48,280
90,000	7.000%, 12/31/2019	87,075
	TransUnion, LLC, Term Loan
87,975	3.500%, 4/9/2021	86,780
	WaveDivision Holdings, LLC, Term Loan
109,930	4.000%, 10/15/2019	109,609

	Total	469,350

Technology (1.1%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
249,375	4.250%, 2/1/2023	249,492
	First Data Corporation, Term Loan
107,874	4.452%, 3/24/2021	107,381
50,000	4.202%, 7/8/2022	49,500
	Micron Technology, Inc., Term Loan
70,000	6.640%, 4/26/2022	70,295

The accompanying Notes to Financial Statements are an integral part of this schedule.

83

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (10.5%)[a]	Value
Technology (1.1%) - continued
	ON Semiconductor Corporation, Term Loan
$180,000	5.250%, 3/31/2023	$180,450
	SS&C European Holdings SARL, Term Loan
5,416	4.000%, 7/8/2022	5,410
39,573	4.000%, 7/8/2022	39,532
	Western Digital Corporation, Term Loan
180,000	6.250%, 4/29/2023	180,563
	Zayo Group, LLC, Term Loan
18,027	4.500%, 5/6/2021	18,005

	Total	900,628

Transportation (0.5%)
	American Airlines, Inc., Term Loan
104,784	3.250%, 6/27/2020	103,261
	Delta Airlines, Inc., Term Loan
99,250	3.250%, 8/24/2022	99,002
	OSG Bulk Ships, Inc., Term Loan
89,929	5.250%, 8/5/2019	86,331
	XPO Logistics, Inc., Term Loan
111,937	5.500%, 11/1/2021	111,938

	Total	400,532

Utilities (0.2%)
	Calpine Corporation, Term Loan
83,927	3.500%, 5/27/2022	82,948
	Intergen NV, Term Loan
64,863	5.500%, 6/15/2020[c,d]	57,728

	Total	140,676

	Total Bank Loans (cost $8,896,967)	8,536,708

Shares	Common Stock (61.7%)
Consumer Discretionary (9.8%)
1,500	Aisan Industry Company, Ltd.	9,706
1,400	Amazon.com, Inc.[e]	1,001,868
3,000	APN Outdoor Group Pty, Ltd.	15,546
870	AutoZone, Inc.[e]	690,641
200	Bayerische Motoren Werke AG	12,749
100	Beiersdorf AG	9,467
3,500	Berkeley Group Holdings plc	118,188
4,780	Best Buy Company, Inc.	146,268
1,900	Betsson AB	15,892
500	Brembo SPA	27,543
1,200	Bridgestone Corporation	38,564
1,600	Bunzl plc	49,230
3,270	Burlington Stores, Inc.[e]	218,142
2,000	Calsonic Kansei Corporation	15,199
2,615	Cedar Fair, LP	151,199
3,200	Cineworld Group plc	23,344
12,886	Comcast Corporation	840,038
900	Compass Group plc	17,123
2,000	Core-Mark Holding Company, Inc.	93,720
400	Daimler AG	23,935
10,800	Debenhams plc	7,981
5,100	Denso Corporation	179,445
6,500	EDION Corporation	53,613
4,500	Eutelsat Communications	84,938
7,800	Ford Motor Company	98,046
4,400	Fuji Heavy Industries, Ltd.	151,243
3,330	General Motors Company	94,239
6,000	Gunze, Ltd.	16,761
2,300	Hakuhodo Dy Holdings, Inc.	27,567
2,310	Harman International Industries, Inc.	165,904
300	Hennes & Mauritz AB	8,826
6,800	Honda Motor Company, Ltd.	170,580
4,100	Howden Joinery Group plc	21,058
6,300	Inchcape plc	52,973
600	InterContinental Hotels Group plc	22,128
900	Intertek Group plc	41,934
700	JB Hi-Fi, Ltd.	12,685
200	Koito Manufacturing Co., Ltd.	9,209
380	Linamar Corporation	13,536
300	LVMH Moet Hennessy Louis Vuitton SE	45,221
1,700	Marks and Spencer Group plc	7,280
7,213	MDC Partners, Inc.	131,926
4,380	Newell Brands, Inc.	212,737
11,500	NIKE, Inc.	634,800
3,000	NOK Corporation	51,017
600	Nokian Renkaat Oyj	21,505
100	Paddy Power plc	10,510
2,000	PanaHome Corporation	15,832
6,800	Persimmon plc	131,864
500	ProSiebenSat.1 Media AGe	21,871
2,602	Restoration Hardware Holdings, Inc.[e]	74,625
200	Rightmove plc	9,768
1,300	Saizeriya Company, Ltd.	23,229
1,500	Sekisui House, Ltd.	26,268
1,600	SHOWA Corporation	8,983
900	Sky plc	10,227
2,300	Sports Direct International plc[e]	9,848
1,000	Stanley Electric Company, Ltd.	21,356
4,200	Star Entertainment Group, Ltd.	17,114
7,370	Starbucks Corporation	420,974
4,400	Sumitomo Forestry Company, Ltd.	59,718
2,900	Sumitomo Rubber Industries, Ltd.	38,825
200	Swatch Group AG	11,454
500	Tamron Company, Ltd.	6,706
5,100	Tatts Group, Ltd.	14,676
10,300	Taylor Wimpey plc	18,273
5,020	Toll Brothers, Inc.[e]	135,088
900	USS Company, Ltd.	14,874
100	Valora Holding AG	27,800
2,000	Wacoal Holdings Corporation	19,737
5,890	Walt Disney Company	576,160
3,900	WH Smith plc	81,934
290	Whirlpool Corporation	48,326
500	Whitbread plc	23,395
4,000	Wolters Kluwer NV	161,966
3,000	WPP plc	62,525
2,500	Yokohama Rubber Company, Ltd.	31,355

	Total	7,990,795

Consumer Staples (4.0%)
300	AarhusKarlshamn AB	21,416
4,479	Anheuser-Busch InBev NV ADR	589,795
2,900	Axfood AB	55,701
764	British American Tobacco plc	49,530
11,520	Coca-Cola Company	522,201
4,200	Coca-Cola HBC AG	84,985
143	George Weston, Ltd.	12,376
900	Henkel AG & Company KGaA	97,351
6,847	Imperial Brands plc	371,334
800	Jeronimo Martins SGPS SA	12,617

The accompanying Notes to Financial Statements are an integral part of this schedule.

84

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (61.7%)	Value
Consumer Staples (4.0%) - continued
400	Kesko Oyj	$16,987
12,700	Koninklijke Ahold NV	280,450
300	KOSE Corporation	25,422
1,300	Nestle SA	100,722
1,000	Nichirei Corporation	9,226
1,000	Nippon Meat Packers, Inc.	24,494
5,350	Philip Morris International, Inc.	544,202
284	Premium Brands Holdings Corporation	11,958
1,000	Suedzucker AG	22,026
400	Sugi Holdings Company, Ltd.	22,303
3,500	Swedish Match AB	122,143
200	Universal Corporation	11,548
3,870	WhiteWave Foods Company[e]	181,658
2,239	Woolworths, Ltd.	35,216

	Total	3,225,661

Energy (3.9%)
80,561	BP plc	471,568
800	Caltex Australia, Ltd.	19,288
4,480	Continental Resources, Inc.[e]	202,810
6,280	EOG Resources, Inc.	523,878
7,150	EQT Corporation	553,624
3,770	OMV AG	105,978
3,200	Parsley Energy, Inc.[e]	86,592
2,862	Royal Dutch Shell plc	78,506
29	Royal Dutch Shell plc, Class A	796
1,648	Royal Dutch Shell plc, Class B	45,532
12,900	Spectra Energy Corporation	472,527
2,209	Statoil ASA	38,169
2,934	Total SA	140,703
170	Vantage Drilling International[e]	14,705
75,680	Weatherford International plc[e]	420,024

	Total	3,174,700

Financials (18.7%)
650	Acadia Realty Trust	23,088
1,060	Affiliated Managers Group, Inc.[e]	149,216
800	Agree Realty Corporation	38,592
2,971	Alexandria Real Estate Equities, Inc.	307,558
3,200	Allianz SE	456,506
300	American Campus Communities, Inc.	15,861
2,600	Anima Holding SPA[f]	12,258
1,500	Apartment Investment & Management Company	66,240
8,600	Apollo Investment Corporation	47,644
1,200	Apple Hospitality REIT, Inc.	22,572
3,950	Ares Capital Corporation	56,090
5,500	Australia & New Zealand Banking Group, Ltd.	100,210
1,100	AvalonBay Communities, Inc.	198,429
12,100	Banco Santander SA	46,956
7,300	Bank Hapoalim, Ltd.	36,777
11,800	Bank of East Asia, Ltd.	45,633
1,673	Bank of Montreal	106,120
5,411	Bank of Nova Scotia	265,158
4,035	Bank of Queensland, Ltd.	32,192
3,750	Bank of the Ozarks, Inc.	140,700
9,000	BinckBank NV	44,741
400	Bluerock Residential Growth REIT, Inc.	5,200
1,995	Boston Properties, Inc.	263,140
8,634	Brixmor Property Group, Inc.	228,456
3,000	Camden Property Trust	265,260
168	Canadian Imperial Bank of Commerce	12,619
1,732	Canadian Western Bank	33,046
12,100	CapitaMall Trust	19,239
650	Care Capital Properties, Inc.	17,037
356	Chesapeake Lodging Trust	8,277
3,000	Chiba Bank, Ltd.	14,177
12,510	Citigroup, Inc.	530,299
3,900	CNP Assurances	57,540
250	CoreSite Realty Corporation	22,173
1,800	Crown Castle International Corporation	182,574
1,500	CubeSmart	46,320
600	CyrusOne, Inc.	33,396
100	Daito Trust Construction Company, Ltd.	16,236
600	Danske Bank AS	15,792
2,200	DDR Corporation	39,908
1,700	Derwent London plc	59,309
17,900	DEXUS Property Group	121,464
1,018	Digital Realty Trust, Inc.	110,952
12,290	Direct Line Insurance Group plc	56,819
500	Douglas Emmett, Inc.	17,760
12,420	Duke Realty Corporation	331,117
350	DuPont Fabros Technology, Inc.	16,639
400	Education Realty Trust, Inc.	18,456
8,300	Encore Capital Group, Inc.[e]	195,299
456	EPR Properties	36,790
710	Equinix, Inc.	275,288
1,000	Equity Lifestyle Properties, Inc.	80,050
400	Equity One, Inc.	12,872
3,580	Equity Residential	246,590
4,200	Erste Group Bank AG	95,626
550	Essex Property Trust, Inc.	125,449
1,400	EXOR SPA	51,682
950	Extra Space Storage, Inc.	87,913
400	Federal Realty Investment Trust	66,220
300	First Industrial Realty Trust, Inc.	8,346
17,700	FlexiGroup, Ltd.	23,215
700	Forest City Realty Trust, Inc.	15,617
11,000	Frasers Centrepoint Trust	17,416
26,000	Fukuoka Financial Group, Inc.	85,728
1,000	Gaming and Leisure Properties, Inc.	34,480
4,239	General Growth Properties, Inc.	126,407
967	Genworth MI Canada, Inc.	24,805
500	GEO Group, Inc.	17,090
3,100	Great Portland Estates plc	25,949
100	Groupe Bruxelles Lambert SA	8,201
5,981	H&R Real Estate Investment Trust	104,209
1,500	Hamborner REIT AG	16,195
3,200	Hang Seng Bank, Ltd.	54,889
1,500	Hannover Rueckversicherung SE	157,167
2,900	HCP, Inc.	102,602
900	Healthcare Realty Trust, Inc.[d]	31,491
1,100	Healthcare Trust of America, Inc.	35,574
21,000	Henderson Group plc	59,702
2,200	Henderson Land Development Company, Ltd.	12,427
1,100	Highwoods Properties, Inc.	58,080
500	Hitachi Capital Corporation	9,924
1,000	Hospitality Properties Trust	28,800
6,171	Host Hotels & Resorts, Inc.	100,032
800	Hudson Pacific Properties, Inc.	23,344
3,400	Hufvudstaden AB	53,365
22,000	Hysan Development Company, Ltd.	98,109
863	Intact Financial Corporation	61,648

The accompanying Notes to Financial Statements are an integral part of this schedule.

85

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (61.7%)	Value
Financials (18.7%) - continued
2,260	International Exchange, Inc.	$578,470
1,650	Invesco Mortgage Capital, Inc.	22,588
16,800	Investec plc	104,425
1,100	Iron Mountain, Inc.	43,813
7,600	J.P. Morgan Chase & Company	472,264
300	Jyske Bank AS	11,389
11,740	KeyCorp	129,727
600	Kilroy Realty Corporation	39,774
4,400	Kimco Realty Corporation	138,072
467	Lamar Advertising Company	30,962
700	LaSalle Hotel Properties	16,506
300	Liberty Property Trust	11,916
4,000	Link REIT	27,353
1,175	Macerich Company	100,333
2,600	Macquarie Group, Ltd.	135,342
1,900	Medical Properties Trust, Inc.	28,899
8,220	MetLife, Inc.	327,403
800	Mid-America Apartment Communities, Inc.	85,120
13,300	Mitsui & Company, Ltd.	158,764
54,600	Mizuho Financial Group, Inc.	78,573
1,000	MS and AD Insurance Group Holdings, Inc.	25,910
2,700	National Australia Bank, Ltd.	51,839
3,244	National Bank of Canada	110,958
500	National Health Investors, Inc.	37,545
1,600	National Retail Properties, Inc.	82,752
150	National Storage Affiliates Trust	3,123
78,912	New World Development Company, Ltd.	80,361
1,150	NorthStar Realty Finance Corporation	13,144
4,500	Old Mutual plc	12,157
1,000	Omega Healthcare Investors, Inc.	33,950
500	Outfront Media, Inc.	12,085
1,200	Parkway Properties, Inc.	20,076
400	Pebblebrook Hotel Trust	10,500
1,550	Physicians Realty Trust	32,566
973	Power Corporation of Canada	20,711
6,285	Prologis, Inc.	308,216
1,258	Public Storage, Inc.	321,532
338	QTS Realty Trust, Inc.	18,921
2,100	Raymond James Financial, Inc.	103,530
700	Realty Income Corporation	48,552
800	Regency Centers Corporation	66,984
400	Retail Opportunity Investments Corporation	8,668
600	Retail Properties of America, Inc.	10,140
1,995	RLJ Lodging Trust	42,793
300	Sampo Oyj	12,269
2,246	Schroders plc	70,975
1,123	Senior Housing Property Trust	23,392
3,190	Simon Property Group, Inc.	691,911
800	SL Green Realty Corporation	85,176
3,375	Solar Capital, Ltd.	64,294
617	Sovran Self Storage, Inc.	64,736
6,000	Spirit Realty Captial, Inc.	76,620
52,500	Stockland	186,139
1,296	Store Capital Corporation	38,167
1,500	Summit Hotel Properties, Inc.	19,860
250	Sun Communities, Inc.	19,160
1,121	Sunstone Hotel Investors, Inc.	13,530
2,200	Swiss Re AG	192,149
15,290	Synchrony Financial[e]	386,531
7,200	T&D Holdings, Inc.	61,143
500	Talanx AG	14,892
733	Tanger Factory Outlet Centers, Inc.	29,452
300	Taubman Centers, Inc.	22,260
300	Tokio Marine Holdings, Inc.	9,987
1,037	Toronto-Dominion Bank	44,532
2,300	UDR, Inc.	84,916
10,200	United Overseas Bank, Ltd.	140,535
850	Urban Edge Properties	25,381
2,200	Ventas, Inc.	160,204
1,642	VEREIT, Inc.	16,650
2,540	Vornado Realty Trust	254,305
800	Weingarten Realty Investors	32,656
5,557	Welltower, Inc.	423,277
2,000	Wharf Holdings, Ltd.	12,205
2,000	Wheelock and Company, Ltd.	9,395
19,200	Wing Tai Holdings, Ltd.	23,305
400	WP Carey, Inc.	27,768
5,750	XL Group plc	191,532
7,090	Zions Bancorporation	178,172

	Total	15,150,519

Health Care (6.9%)
17,230	Abbott Laboratories	677,311
200	Actelion, Ltd.	33,680
5,120	Akorn, Inc.[e]	145,843
2,450	Allergan plc[e]	566,170
1,800	Amgen, Inc.	273,870
900	Astellas Pharmaceutical, Inc.	14,114
100	Bayer AG	10,044
2,424	Essilor International SA	318,585
200	Gerresheimer AG	15,406
2,700	Hikma Pharmaceuticals plc	88,914
4,450	Hologic, Inc.[e]	153,970
1,257	ICON plc[e]	88,003
300	Lonza Group AG	49,834
6,780	Medtronic plc	588,301
12,230	Merck & Company, Inc.	704,570
1,000	Merck KGaA	101,643
3,400	Novartis AG	280,631
3,400	Novo Nordisk AS	183,100
7,242	Pfizer, Inc.	254,991
400	Roche Holding AG-Genusschein	105,552
2,900	Sanofi	240,941
1,180	Teleflex, Inc.	209,226
4,210	Vertex Pharmaceuticals, Inc.[e]	362,144
1,120	Waters Corporation[e]	157,528

	Total	5,624,371

Industrials (6.0%)
900	Adecco SA	45,394
1,810	AerCap Holdings NVe	60,798
1,400	Aida Engineering, Ltd.	11,506
18,400	Air New Zealand, Ltd.	27,577
1,600	Amada Holdings Company, Ltd.	16,243
400	Andritz AG	18,967
8,000	Asahi Glass Company, Ltd.	43,415
500	Atlas Copco Aktiebolag	12,986
1,200	Babcock International Group plc	14,508
7,000	Cathay Pacific Airways, Ltd.	10,269
900	Compagnie de Saint-Gobain	34,115
2,000	Dai Nippon Printing Company, Ltd.	22,290
1,422	Dart Group plc	9,976
100	DCC plc	8,800
4,010	Delta Air Lines, Inc.	146,084
1,500	Deutsche Post AG	42,259
400	DSV AS	16,819

The accompanying Notes to Financial Statements are an integral part of this schedule.

86

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (61.7%)	Value
Industrials (6.0%) - continued
100	East Japan Railway Company	$9,267
3,280	EMCOR Group, Inc.	161,573
1,410	Equifax, Inc.	181,044
300	Flughafen Zuerich AG	53,091
600	Fraport AG Frankfurt Airport Services Worldwide	32,125
4,000	Fuji Electric Company, Ltd.	16,654
1,438	Galliford Try plc	17,566
2,000	Hankyu Hanshin Holdings, Inc.	14,913
800	Hitachi Transport System, Ltd.	13,161
3,300	HNI Corporation	153,417
200	Hochtief AG	25,822
6,030	Honeywell International, Inc.	701,410
5,834	Illinois Tool Works, Inc.	607,670
1,000	Inaba Denki Sangyo Company, Ltd.	34,250
5,570	Ingersoll-Rand plc	354,698
2,600	Intrum Justitia AB	81,543
13,100	ITOCHU Corporation	160,255
9,610	Jacobs Engineering Group, Inc.[e]	478,674
2,000	Kamigumi Company, Ltd.	18,486
4,900	KITZ Corporation	23,252
4,900	KONE Oyj	226,138
1,049	Koninklijke Boskalis Westminster NV	35,795
200	Kuehne & Nagel International AG	28,022
800	Kurita Water Industries, Ltd.	17,833
3,200	Marubeni Corporation	14,457
4,990	Masco Corporation	154,391
7,100	Meggitt plc	38,592
1,500	Middleby Corporation[e]	172,875
1,900	MIRAIT Holdings Corporation	18,680
2,000	Mitsuboshi Belting, Ltd.	15,594
2,100	Nikkon Holdings Company, Ltd.	37,735
3,000	Nippon Express Company, Ltd.	13,709
3,400	Nitto Kogyo Corporation	42,270
700	Randstad Holding NV	27,994
200	Rieter Holding AG	40,939
300	SAAB AB	9,355
3,000	Sanwa Holdings Corporation	27,270
300	Schindler Holding AG	54,314
500	Skanska AB	10,470
400	Southwest Airlines Company	15,684
400	TOTO, Ltd.	15,984
400	Travis Perkins plc	7,892
1,530	WABCO Holdings, Inc.[e]	140,102
759	WSP Global, Inc.	23,217
500	Yuasa Trading Company, Ltd.	10,316

	Total	4,880,505

Information Technology (8.4%)
930	Alphabet, Inc., Class Ae	654,283
521	Alphabet, Inc., Class Ce	360,584
6,610	Apple, Inc.	631,916
365	AtoS	30,094
1,800	Canon, Inc.	51,390
2,360	Check Point Software Technologies, Ltd.[e]	188,045
8,590	Cisco Systems, Inc.	246,447
15,369	EMC Corporation	417,576
4,640	Facebook, Inc.[e]	530,259
10,340	Finisar Corporation[e]	181,053
4,300	FUJIFILM Holdings NPV	166,842
900	Hoya Corporation	32,144
600	ITOCHU Techno-Solutions Corporation	12,926
5,830	Juniper Networks, Inc.	131,117
400	Kyocera Corporation	19,033
3,650	MasterCard, Inc.	321,419
12,960	Microsoft Corporation	663,163
1,800	NEC Networks & System Integration Corporation	31,867
600	Nice, Ltd.	38,180
800	NS Solutions Corporation	12,330
65	NVIDIA Corporation	3,056
12,830	Pandora Media, Inc.[e]	159,734
3,110	Plantronics, Inc.	136,840
4,360	Progress Software Corporation[e]	119,726
7,050	QLIK Technologies, Inc.[e]	208,539
4,100	Shinko Electric Industries Company, Ltd.	20,082
200	TDK Corporation	11,195
950	Ultimate Software Group, Inc.[e]	199,775
300	United Internet AG	12,471
9,330	Visa, Inc.	692,006
11,320	Xilinx, Inc.	522,192

	Total	6,806,284

Materials (1.8%)
300	Air Liquide SA	31,255
900	Amcor, Ltd.	10,119
540	Ashland, Inc.	61,976
13,700	BHP Billiton, Ltd.	190,927
4,200	BillerudKorsnas AB	62,674
1,200	Buzzi Unicem SPA	21,029
105	CCL Industries, Inc.	18,273
600	Croda International plc	25,187
1,300	Crown Holdings, Inc.[e]	65,871
10,500	Daicel Corporation	108,802
2,000	Denki Kagaku Kogyo KK	8,088
1,661	Domtar Corporation	58,152
300	Evonik Industries AG	8,943
1,040	FMC Corporation	48,162
300	FUCHS PETROLUB SE	11,802
1,400	Hexpol AB	14,377
800	JFE Holdings, Inc.	10,436
1,000	JSR Corporation	13,243
200	LafargeHolcim, Ltd.	8,368
5,500	Mitsubishi Chemical Holdings Corporation	25,212
2,000	Mitsubishi Gas Chemical Company, Inc.	10,434
6,000	Mitsubishi Materials Corporation	14,366
400	Nippon Shokubai Company, Ltd.	23,007
22,628	Norsk Hydro ASA	82,837
1,100	Novozymes AS	52,823
3,000	Oji Holdings Corporation	11,517
6,200	Orora, Ltd.	12,873
1,160	Packaging Corporation of America	77,639
700	PPG Industries, Inc.	72,905
310	Rio Tinto, Ltd.	10,723
3,220	Steel Dynamics, Inc.	78,890
1,000	Sumitomo Metal Mining Company, Ltd.	10,172
3,000	Sumitomo Seika Chemicals Company, Ltd.	16,713
2,000	Tosoh Corporation	9,225
4,299	UPM-Kymmene Oyj	78,976
4,107	Yara International ASA	130,466

	Total	1,496,462

Telecommunications Services (1.0%)
1,668	BCE, Inc.	78,936

The accompanying Notes to Financial Statements are an integral part of this schedule.

87

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (61.7%)	Value
Telecommunications Services (1.0%) - continued
3,900	Elisa Oyj	$149,851
3,700	Freenet AG	95,289
46,042	KCOM Group plc	64,665
200	Millicom International Cellular SA	12,268
900	Nippon Telegraph & Telephone Corporation	42,205
3,700	Orange SA	60,164
1,400	Proximus SA	44,490
4,600	Telefonica Deutschland Holding AG	18,948
7,890	Zayo Group Holdings, Inc.[e]	220,368

	Total	787,184

Utilities (1.2%)
800	Chubu Electric Power Company, Inc.	11,385
1,500	E.ON SE	15,142
22,500	Electricidade de Portugal SA	68,886
4,400	Enagas SA	134,422
9,231	MDU Resources Group, Inc.	221,544
3,774	NorthWestern Corporation	238,026
32,000	Osaka Gas Company, Ltd.	123,024
15,700	Redes Energeticas Nacionais SGPS SA	44,149
2,000	Toho Gas Company, Ltd.	16,365
2,200	Tokyo Electric Power Company, Inc.[e]	9,317
6,400	United Utilities Group plc	88,707
600	Veolia Environnement SA	12,957

	Total	983,924

	Total Common Stock (cost $49,723,944)	50,120,405

Principal Amount	Long-Term Fixed Income (19.1%)
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
$5,063	5.329%, 4/25/2047	4,866
	Vericrest Opportunity Loan Transferee
52,494	3.500%, 6/26/2045[f]	52,067

	Total	56,933

Basic Materials (0.3%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,189
	ArcelorMittal SA
50,000	6.500%, 3/1/2021	51,375
	Dow Chemical Company
10,000	8.550%, 5/15/2019	11,870
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[f]	44,206
	Glencore Funding, LLC
10,000	1.693%, 4/16/2018[f,g]	9,600
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,824
	Newmont Mining Corporation, Convertible
30,000	1.625%, 7/15/2017	33,563
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[f]	40,323
	Royal Gold, Inc., Convertible
20,000	2.875%, 6/15/2019	21,400
	RPM International, Inc., Convertible
40,000	2.250%, 12/15/2020	46,400

	Total	283,750

Capital Goods (0.7%)
	AECOM
50,000	5.875%, 10/15/2024	51,250
	Berry Plastics Corporation
30,000	6.000%, 10/15/2022	31,012
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[f]	52,250
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[f]	52,112
	CNH Industrial Capital, LLC
60,000	4.375%, 11/6/2020	60,600
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	51,000
	General Electric Company
16,000	5.000%, 12/29/2049[h]	16,976
	Huntington Ingalls Industries, Inc.
55,000	5.000%, 12/15/2021[f]	57,544
	L-3 Communications Corporation
13,000	1.500%, 5/28/2017	13,011
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,319
	Nortek, Inc.
26,748	8.500%, 4/15/2021	27,751
	Owens-Brockway Glass Container, Inc.
55,000	5.000%, 1/15/2022[f]	55,069
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	11,134
	United Rentals North America, Inc.
55,000	5.500%, 7/15/2025	54,175

	Total	544,203

Collateralized Mortgage Obligations (2.2%)
	Alternative Loan Trust
146,910	5.500%, 10/25/2035	122,099
	Angel Oak Mortgage Trust
36,229	4.500%, 11/25/2045*,i	36,341
	Banc of America Alternative Loan Trust
55,928	6.000%, 11/25/2035	48,812
	CHL Mortgage Pass-Through Trust
78,963	2.801%, 1/25/2036	67,608
	Citigroup Mortgage Loan Trust, Inc.
23,446	3.038%, 3/25/2037	18,487
	CitiMortgage Alternative Loan Trust
83,523	5.750%, 4/25/2037	70,353
	Countrywide Alternative Loan Trust
73,069	6.500%, 8/25/2036	45,475
224,749	6.000%, 4/25/2037	142,392
	Credit Suisse First Boston Mortgage Securities Corporation
49,196	5.250%, 10/25/2035	47,793
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
53,700	5.500%, 11/25/2035	52,226

The accompanying Notes to Financial Statements are an integral part of this schedule.

88

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (19.1%)	Value
Collateralized Mortgage Obligations (2.2%) - continued
	J.P. Morgan Alternative Loan Trust
$128,959	6.500%, 3/25/2036	$104,762
	J.P. Morgan Mortgage Trust
81,507	2.650%, 6/25/2035	80,789
73,215	2.816%, 6/25/2035	73,307
57,562	2.882%, 8/25/2035	56,935
80,695	2.787%, 1/25/2037	71,646
	MortgageIT Trust
66,447	0.713%, 12/25/2035[g]	59,350
	New York Mortgage Trust
65,769	2.949%, 5/25/2036	58,884
	Residential Accredit Loans, Inc. Trust
65,038	5.750%, 9/25/2035	57,579
	Residential Funding Mortgage Security I Trust
74,697	6.000%, 7/25/2037	67,128
	Structured Adjustable Rate Mortgage Loan Trust
86,102	3.082%, 9/25/2035	70,713
	Structured Asset Mortgage Investments, Inc.
129,775	0.763%, 12/25/2035[g]	91,752
	WaMu Mortgage Pass Through Certificates
64,820	2.484%, 10/25/2036	56,076
119,050	1.177%, 1/25/2047[g]	91,262
	Wells Fargo Mortgage Backed Securities Trust
57,183	2.855%, 3/25/2036	55,953
55,953	2.990%, 7/25/2036	54,628
45,606	6.000%, 7/25/2037	44,952

	Total	1,747,302

Commercial Mortgage-Backed Securities (0.1%)
	Bear Stearns Commercial Mortgage Securities Trust
100,000	5.568%, 10/12/2041	100,379

	Total	100,379

Communications Services (1.0%)
	Altice US Finance I Corporation
35,000	5.500%, 5/15/2026[f]	35,000
	AMC Networks, Inc.
55,000	5.000%, 4/1/2024	54,443
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	11,009
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,233
	AT&T, Inc.
10,000	5.875%, 10/1/2019	11,313
10,000	1.561%, 6/30/2020[g]	9,961
10,000	2.800%, 2/17/2021	10,260
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[f]	14,245
	CC Holdings GS V, LLC
10,000	2.381%, 12/15/2017	10,130
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[f]	30,900
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	35,569
5,000	7.500%, 4/1/2024	5,044
	Charter Communications Operating, LLC
5,000	3.579%, 7/23/2020[f]	5,227
5,000	4.464%, 7/23/2022[f]	5,374
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	40,000
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[f]	52,800
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,220
	Digicel, Ltd.
56,748	6.000%, 4/15/2021*	48,644
	Frontier Communications Corporation
50,000	8.875%, 9/15/2020	53,375
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	32,400
	Neptune Finco Corporation
30,000	10.875%, 10/15/2025[f]	34,293
	Numericable-SFR SA
50,000	6.000%, 5/15/2022[f]	48,625
	SBA Tower Trust
16,000	5.101%, 4/17/2017[f]	16,052
	Sprint Corporation
55,000	7.625%, 2/15/2025	43,519
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,321
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	41,800
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[f]	39,700
	UPCB Finance V, Ltd.
36,000	7.250%, 11/15/2021[f]	37,530
	Verizon Communications, Inc.
37,000	2.625%, 2/21/2020	38,290
16,000	4.500%, 9/15/2020	17,759

	Total	811,036

Consumer Cyclical (1.1%)
	BMW US Capital, LLC
15,000	1.500%, 4/11/2019[f]	15,107
	Brookfield Residential Properties, Inc.
30,000	6.125%, 7/1/2022[f]	28,350
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	30,690
	Corrections Corporation of America
35,000	5.000%, 10/15/2022	36,313
	Daimler Finance North America, LLC
9,000	1.875%, 1/11/2018[f]	9,082
	eBay, Inc.
10,000	2.500%, 3/9/2018	10,183
	ERAC USA Finance, LLC
16,000	2.350%, 10/15/2019[f]	16,302
	Ford Motor Credit Company, LLC
16,000	5.000%, 5/15/2018	16,953
14,000	2.597%, 11/4/2019	14,323

The accompanying Notes to Financial Statements are an integral part of this schedule.

89

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (19.1%)	Value
Consumer Cyclical (1.1%) - continued
	General Motors Financial Company, Inc.
$31,748	3.250%, 5/15/2018	$32,406
21,000	4.375%, 9/25/2021	22,160
	GLP Capital, LP
60,000	4.875%, 11/1/2020	62,175
	Hilton Worldwide Finance, LLC
50,000	5.625%, 10/15/2021	51,750
	Home Depot, Inc.
10,000	1.023%, 9/15/2017[g]	10,038
10,000	2.625%, 6/1/2022	10,465
	Hyundai Capital America
12,000	1.450%, 2/6/2017[f]	12,014
	Jaguar Land Rover Automotive plc
30,000	4.250%, 11/15/2019[f]	30,600
33,000	5.625%, 2/1/2023[f]	34,279
	KB Home
29,000	4.750%, 5/15/2019	29,072
	L Brands, Inc.
33,000	6.625%, 4/1/2021	37,125
	Lennar Corporation
50,000	4.750%, 11/15/2022	50,812
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	14,826
	MGM Resorts International
55,000	6.000%, 3/15/2023	58,025
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,418
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,434
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	54,465
	Six Flags Entertainment Corporation
40,000	5.250%, 1/15/2021[f]	41,250
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,730
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,311
	Walgreens Boots Alliance, Inc.
10,000	1.750%, 5/30/2018	10,078
10,000	2.600%, 6/1/2021	10,187
	West Corporation
50,000	5.375%, 7/15/2022[f]	46,500
	Yum! Brands, Inc.
55,000	5.000%, 6/1/2024[f]	55,963

	Total	903,386

Consumer Non-Cyclical (1.1%)
	Actavis Funding SCS
7,000	1.911%, 3/12/2020[g]	7,021
	Amgen, Inc.
10,000	2.125%, 5/1/2020	10,158
	Anheuser-Busch InBev Finance, Inc.
15,000	1.897%, 2/1/2021[g]	15,455
	B&G Foods, Inc.
40,000	4.625%, 6/1/2021	40,000
	BAT International Finance plc
10,000	1.163%, 6/15/2018[f,g]	9,981
	Becton, Dickinson and Company
13,000	1.450%, 5/15/2017	13,034
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,692
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,482
	Cardinal Health, Inc.
10,000	1.950%, 6/15/2018	10,116
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,477
	Centene Escrow Corporation
55,000	5.625%, 2/15/2021[f]	57,338
	CHS/Community Health Systems, Inc.
33,000	7.125%, 7/15/2020	30,594
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	55,000
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,229
	EMD Finance, LLC
6,000	1.006%, 3/17/2017[f,g]	5,996
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[f]	50,250
	Express Scripts Holding Company
10,000	3.900%, 2/15/2022	10,717
	Forest Laboratories, Inc.
15,000	4.375%, 2/1/2019[f]	15,821
	Fresenius Medical Care US Finance, Inc.
26,748	5.750%, 2/15/2021[f]	29,690
	Gilead Sciences, Inc.
10,000	3.250%, 9/1/2022	10,649
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	40,700
	HCA, Inc.
26,748	4.750%, 5/1/2023	27,417
	Iconix Brand Group, Inc., Convertible
35,000	1.500%, 3/15/2018	28,306
	JBS USA, LLC
55,000	5.750%, 6/15/2025[f]	51,700
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,107
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,447
	Merck & Company, Inc.
5,000	1.005%, 2/10/2020[g]	5,002
	Mondelez International, Inc.
8,000	2.250%, 2/1/2019	8,174
	Mylan NV
10,000	2.500%, 6/7/2019[f]	10,133
5,000	3.750%, 12/15/2020[f]	5,213
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024[f]	52,313
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	25,812
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,342
	SABMiller plc
12,000	6.500%, 7/15/2018[f]	13,162
	Safeway, Inc.
3,000	3.400%, 12/1/2016	2,992

The accompanying Notes to Financial Statements are an integral part of this schedule.

90

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (19.1%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Spectrum Brands Escrow Corporation
$33,000	6.375%, 11/15/2020	$34,444
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	51,240
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	40,800
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[f]	22,942
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[f]	22,047

	Total	872,993

Energy (0.6%)
	Anadarko Petroleum Corporation
10,000	8.700%, 3/15/2019	11,404
	Antero Resources Corporation
35,000	5.125%, 12/1/2022	33,600
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,152
	BP Capital Markets plc
15,000	1.676%, 5/3/2019	15,120
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	17,240
	Chevron Corporation
10,000	1.136%, 11/16/2018[g]	9,958
	CNPC General Capital, Ltd.
3,000	2.750%, 4/19/2017[f]	3,032
	Concho Resources, Inc.
51,748	6.500%, 1/15/2022	52,977
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[f]	36,800
	Ecopetrol SA
7,000	5.875%, 9/18/2023	7,210
	Enbridge, Inc.
8,000	1.136%, 6/2/2017[g]	7,860
	EQT Corporation
10,000	8.125%, 6/1/2019	11,017
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,162
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,338
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[f]	24,420
	Occidental Petroleum Corporation
10,000	2.600%, 4/15/2022	10,247
	Pacific Drilling V, Ltd.
40,000	7.250%, 12/1/2017[f]	16,400
	Petrobras International Finance Company
20,000	5.750%, 1/20/2020	19,322
	Petroleos Mexicanos
20,000	5.500%, 2/4/2019[f]	21,020
	Pioneer Natural Resources Company
3,000	3.450%, 1/15/2021	3,098
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	51,305
	Sabine Pass Liquefaction, LLC
55,000	5.625%, 3/1/2025	54,794
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[f]	10,430
	Shell International Finance BV
10,000	1.080%, 5/11/2020[g]	9,869
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,538
	Transcontinental Gas Pipe Line Company, LLC
10,000	7.850%, 2/1/2026[f]	12,445
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	15,825

	Total	497,583

Financials (2.0%)
	Abbey National Treasury Services plc
14,000	1.037%, 9/29/2017[g]	13,932
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,460
	AerCap Ireland Capital, Ltd.
25,000	3.950%, 2/1/2022	25,000
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,930
5,000	2.625%, 9/4/2018	4,999
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,800
	American Express Credit Corporation
10,000	1.706%, 9/14/2020[g]	10,031
	AMG Capital Trust II, Convertible
700	5.150%, 10/15/2037	38,238
	Aviation Capital Group Corporation
8,000	3.875%, 9/27/2016[f]	8,011
	Bank of America Corporation
18,000	5.700%, 5/2/2017	18,633
16,000	1.700%, 8/25/2017	16,060
31,000	1.717%, 3/22/2018[g]	31,162
25,000	5.650%, 5/1/2018	26,791
10,000	2.625%, 4/19/2021	10,153
11,000	8.000%, 12/29/2049[h]	10,931
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,259
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	21,249
	Blackstone Mortgage Trust, Inc., Convertible
40,000	5.250%, 12/1/2018	42,450
	BNP Paribas SA
12,000	2.375%, 9/14/2017	12,173
	Caisse Centrale Desjardins du Quebec
7,000	1.303%, 1/29/2018[f,g]	6,981
	CIT Group, Inc.
30,000	3.875%, 2/19/2019	30,150
	Citigroup, Inc.
21,000	1.850%, 11/24/2017	21,116
	Credit Agricole SA
8,000	1.628%, 6/10/2020[f,g]	7,970
	CyrusOne, LP
26,748	6.375%, 11/15/2022	27,818

The accompanying Notes to Financial Statements are an integral part of this schedule.

91

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (19.1%)	Value
Financials (2.0%) - continued
	Discover Bank
$4,000	8.700%, 11/18/2019	$4,710
	Discover Financial Services
8,000	6.450%, 6/12/2017	8,319
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,621
	Fifth Third Bancorp
20,000	5.450%, 1/15/2017	20,445
	Goldman Sachs Group, Inc.
8,000	2.625%, 1/31/2019	8,188
12,000	7.500%, 2/15/2019	13,723
10,000	2.000%, 4/25/2019	10,103
5,000	1.798%, 4/23/2020[g]	4,985
10,000	2.274%, 11/29/2023[g]	9,979
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	402,450
	Guardian Life Global Funding
10,000	2.000%, 4/26/2021[f]	10,132
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	18,660
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,354
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,364
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,421
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,359
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[f]	15,068
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	49,375
	ING Capital Funding Trust III
10,000	4.231%, 12/29/2049[g,h]	9,712
	International Lease Finance Corporation
30,000	5.875%, 4/1/2019	31,987
	Intesa Sanpaolo SPA
4,000	3.875%, 1/16/2018	4,104
15,000	3.875%, 1/15/2019	15,417
	J.P. Morgan Chase & Company
8,000	6.300%, 4/23/2019	8,993
5,000	2.250%, 1/23/2020	5,069
15,000	2.700%, 5/18/2023	15,153
9,000	7.900%, 4/29/2049[h]	9,180
	KeyCorp
12,000	2.300%, 12/13/2018	12,196
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[f]	4,417
	Lloyds Bank plc
7,000	1.175%, 3/16/2018[g]	6,962
	Macquarie Bank, Ltd.
10,000	1.808%, 1/15/2019[f,g]	10,062
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,127
	Mizuho Corporate Bank, Ltd.
14,000	1.550%, 10/17/2017[f]	14,023
	Morgan Stanley
16,000	6.625%, 4/1/2018	17,340
10,000	1.774%, 1/27/2020[g]	10,039
10,000	2.500%, 4/21/2021	10,105
10,000	4.875%, 11/1/2022	10,951
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,000
	Murray Street Investment Trust I
24,000	4.647%, 3/9/2017	24,539
	National City Corporation
8,000	6.875%, 5/15/2019	9,017
	New York Life Global Funding
10,000	1.550%, 11/2/2018[f]	10,093
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,187
	Quicken Loans, Inc.
55,000	5.750%, 5/1/2025[f]	53,075
	Realty Income Corporation
12,000	2.000%, 1/31/2018	12,100
	Regions Bank
7,000	7.500%, 5/15/2018	7,677
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,293
	Reinsurance Group of America, Inc.
16,000	5.625%, 3/15/2017	16,458
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,343
15,000	2.500%, 7/15/2021	15,454
	State Street Corporation
10,000	1.526%, 8/18/2020[g]	10,036
	Sumitomo Mitsui Banking Corporation
24,000	1.300%, 1/10/2017	24,015
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,354
	Synchrony Financial
22,000	1.875%, 8/15/2017	22,034
5,000	1.867%, 2/3/2020[g]	4,844
	Toronto-Dominion Bank
10,000	1.475%, 1/22/2019[g]	10,067
10,000	1.586%, 12/14/2020[g]	10,056
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,698
	USB Realty Corporation
5,000	1.775%, 12/29/2049[f,g,h]	3,994
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,225
	Wells Fargo & Company
7,000	1.318%, 1/30/2020[g]	6,957

	Total	1,652,906

Foreign Government (4.1%)
	Argentina Government International Bond
140,000	7.500%, 4/22/2026[f]	151,340
	Brazil Government International Bond
66,000	5.875%, 1/15/2019	72,138
73,000	4.875%, 1/22/2021	76,906
100,000	2.625%, 1/5/2023	91,150
21,000	6.000%, 4/7/2026	22,785
74,000	5.000%, 1/27/2045	66,415

The accompanying Notes to Financial Statements are an integral part of this schedule.

92

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (19.1%)	Value
Foreign Government (4.1%) - continued
	Colombia Government International Bond
$40,000	2.625%, 3/15/2023	$38,660
40,000	4.000%, 2/26/2024	41,780
29,000	5.625%, 2/26/2044	32,117
85,000	5.000%, 6/15/2045	88,188
	Croatia Government International Bond
20,000	6.750%, 11/5/2019[f]	21,775
55,000	6.625%, 7/14/2020[f]	60,005
	Hungary Government International Bond
70,000	5.750%, 11/22/2023	79,688
72,000	5.375%, 3/25/2024	80,424
	Indonesia Government International Bond
60,000	4.875%, 5/5/2021[f]	65,144
65,000	3.375%, 4/15/2023[f]	65,353
66,000	5.875%, 1/15/2024[f]	76,327
60,000	4.125%, 1/15/2025[f]	62,488
120,000	5.125%, 1/15/2045[f]	127,313
	Mexico Government International Bond
50,000	3.625%, 3/15/2022	52,700
68,000	4.000%, 10/2/2023	73,205
70,000	3.600%, 1/30/2025	73,150
25,000	4.125%, 1/21/2026	27,100
22,000	6.050%, 1/11/2040	27,665
50,000	4.750%, 3/8/2044	53,875
44,000	5.550%, 1/21/2045	52,690
77,000	4.600%, 1/23/2046	81,235
	Panama Government International Bond
32,000	4.000%, 9/22/2024	34,320
40,000	3.750%, 3/16/2025	42,200
22,000	6.700%, 1/26/2036	29,205
	Peru Government International Bond
21,000	5.625%, 11/18/2050	26,040
115,000	4.125%, 8/25/2027	126,213
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	62,081
50,000	6.375%, 10/23/2034	72,712
20,000	5.000%, 1/13/2037	25,786
40,000	3.950%, 1/20/2040	46,070
	Romania Government International Bond
42,000	4.375%, 8/22/2023[f]	44,940
20,000	4.875%, 1/22/2024[f]	22,052
	Russia Government International Bond
44,000	3.500%, 1/16/2019[f]	45,438
200,000	5.000%, 4/29/2020[f]	215,784
85,000	4.875%, 9/16/2023[f]	92,713
62,150	7.500%, 3/31/2030[f]	75,823
66,000	5.625%, 4/4/2042[f]	74,638
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	54,000
10,000	5.375%, 7/24/2044	10,464
	Turkey Government International Bond
66,000	7.500%, 11/7/2019	75,378
125,000	7.000%, 6/5/2020	141,771
85,000	5.125%, 3/25/2022	90,885
44,000	6.250%, 9/26/2022	49,756
22,000	5.750%, 3/22/2024	24,532
67,000	4.250%, 4/14/2026	68,015
41,000	4.875%, 4/16/2043	40,026

	Total	3,352,458

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 7/1/2031[d]	367,158
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
250,000	4.000%, 7/1/2046[d]	267,578
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,075,000	3.500%, 7/1/2046[d]	1,134,293
550,000	4.000%, 7/1/2046[d]	589,688
425,000	4.500%, 7/1/2046[d]	463,912
200,000	3.500%, 8/1/2046[d]	210,742

	Total	3,033,371

Technology (0.8%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[f]	28,725
	Apple, Inc.
10,000	0.927%, 5/6/2020[g]	9,899
	Automatic Data Processing, Inc.
10,000	2.250%, 9/15/2020	10,390
	Cisco Systems, Inc.
10,000	1.173%, 3/1/2019[g]	10,036
	Denali Borrower, LLC
52,000	5.625%, 10/15/2020[f]	54,548
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[f]	10,244
	Equinix, Inc.
40,000	5.750%, 1/1/2025	41,400
	Fidelity National Information Services, Inc.
15,000	1.450%, 6/5/2017	14,982
10,000	3.625%, 10/15/2020	10,571
	First Data Corporation
40,000	5.375%, 8/15/2023[f]	40,620
	Freescale Semiconductor, Inc.
40,000	6.000%, 1/15/2022[f]	42,180
	Hewlett Packard Enterprise Company
10,000	3.600%, 10/15/2020[f]	10,438
	IMS Health, Inc.
30,000	6.000%, 11/1/2020[f]	30,525
	Intel Corporation
15,000	1.700%, 5/19/2021	15,140
10,000	3.100%, 7/29/2022	10,707
	Intel Corporation, Convertible
30,000	2.950%, 12/15/2035	38,794
	Iron Mountain, Inc.
21,748	6.000%, 8/15/2023	22,890
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	44,925
38,000	3.000%, 11/15/2043	29,022

The accompanying Notes to Financial Statements are an integral part of this schedule.

93

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (19.1%)	Value
Technology (0.8%) - continued
	NXP Semiconductors NV, Convertible
$60,000	1.000%, 12/1/2019	$65,213
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,218
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[f]	50,000
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	10,152
	Tyco Electronics Group SA
16,000	6.550%, 10/1/2017	17,009

	Total	628,628

Transportation (0.2%)
	Air Canada Pass Through Trust
4,850	3.875%, 3/15/2023[f]	4,547
	American Airlines Pass Through Trust
6,721	4.950%, 1/15/2023	7,309
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[f]	48,250
	Continental Airlines, Inc.
18,615	6.250%, 4/11/2020	19,807
	Delta Air Lines, Inc.
7,998	4.950%, 5/23/2019	8,457
	ERAC USA Finance, LLC
10,000	2.600%, 12/1/2021[f]	10,163
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,435
	Korea Expressway Corporation
13,000	1.625%, 4/28/2017[f]	13,040
	United Airlines 2015-1 Class A Pass Through Trust
10,000	3.700%, 12/1/2022	10,300

	Total	132,308

U.S. Government and Agencies (0.6%)
	U.S. Treasury Notes
115,000	1.875%, 6/30/2020	119,402
95,000	2.125%, 6/30/2022	100,166
230,000	1.625%, 2/15/2026	232,587

	Total	452,155

Utilities (0.5%)
	AES Corporation
26,748	7.375%, 7/1/2021	30,158
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,299
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,122
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,380
	Calpine Corporation
50,000	5.375%, 1/15/2023	48,750
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,295
	Dynegy Finance I, Inc.
55,000	7.375%, 11/1/2022	53,075
	EDP Finance BV
14,000	4.125%, 1/15/2020[f]	14,442
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,290
	Emera U.S. Finance, LP
5,000	2.150%, 6/15/2019[f]	5,058
	Energy Transfer Equity, LP
55,000	5.500%, 6/1/2027	51,700
	Eversource Energy
5,000	1.600%, 1/15/2018	5,030
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,852
5,000	2.950%, 1/15/2020	5,143
	MPLX LP
55,000	4.875%, 12/1/2024[f]	53,579
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,194
	NiSource Finance Corporation
7,000	6.400%, 3/15/2018	7,577
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	26,347
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	10,607
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,157
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	9,124
	Sempra Energy
14,000	6.150%, 6/15/2018	15,227
5,000	2.400%, 3/15/2020	5,104
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,184
	Southern Company
10,000	1.850%, 7/1/2019	10,127
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	10,006

	Total	444,827

	Total Long-Term Fixed Income (cost $15,331,262)	15,514,218

Shares	Registered Investment Companies (4.3%)
Equity Funds/ETFs (2.1%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	25,585
2,300	BlackRock Resources & Commodities Strategy Trust	17,710
1,025	Guggenheim Multi-Asset Income ETF	19,424
4,800	iShares MSCI EAFE Index Fund	267,888
16,880	Materials Select Sector SPDR Fund	782,219
10,700	Utilities Select Sector SPDR Fund	561,429

	Total	1,674,255

Fixed Income Funds/ETFs (2.2%)
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	60,355
3,250	Doubleline Income Solutions Fund	59,637
1,895	First Trust High Income Long/Short Fund	28,103
13,473	iShares S&P U.S. Preferred Stock Index Fund	537,438
11,462	MFS Intermediate Income Trust	53,184

The accompanying Notes to Financial Statements are an integral part of this schedule.

94

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (4.3%)	Value
Fixed Income Funds/ETFs (2.2%) - continued
4,377	PIMCO Dynamic Credit Income Fund	$83,732
18,944	PowerShares Preferred Portfolio	288,707
17,530	PowerShares Senior Loan Portfolio	402,664
9,283	Templeton Global Income Fund	59,040
1,645	Vanguard Short-Term Corporate Bond ETF	132,982
4,234	Western Asset Emerging Markets Debt Fund, Inc.	65,119
6,718	Western Asset High Income Opportunity Fund, Inc.	32,918

	Total	1,803,879

	Total Registered Investment Companies (cost $3,480,839)	3,478,134

	Preferred Stock (0.3%)
Financials (0.2%)
1,500	American Tower Corporation, Convertible, 5.500%	168,480

	Total	168,480

Health Care (0.1%)
85	Allergan plc, Convertible, 5.50%	70,763

	Total	70,763

	Total Preferred Stock (cost $229,155)	239,243

Shares or Principal Amount	Short-Term Investments (8.0%)[j]
	Federal Farm Credit Discount Notes
100,000	0.430%, 8/15/2016[k]	99,969
	Federal Home Loan Bank Discount Notes
100,000	0.410%, 9/21/2016[k]	99,936
	Thrivent Core Short-Term Reserve Fund
629,173	0.580%	6,291,730

	Total Short-Term Investments (cost $6,491,583)	6,491,635

	Total Investments (cost $84,153,750) 103.9%	$84,380,343

	Other Assets and Liabilities, Net (3.9%)	(3,184,067)

	Total Net Assets 100.0%	$81,196,276

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $3,217,073 or 4.0% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Portfolio as of June 30, 2016 was $84,985 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$35,866
Digicel, Ltd., 4/15/2021	8/19/2013	57,110

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

95

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (15.9%)[a]	Value
Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$487,519	3.500%, 5/22/2020[b]	$226,696
	Fortescue Metals Group, Ltd., Term Loan
820,890	4.250%, 6/30/2019	783,950
	Ineos US Finance, LLC, Term Loan
617,932	3.750%, 12/15/2020	601,971
	NewPage Corporation, Delayed Draw
179,667	11.000%, 7/26/2017	178,319
	NewPage Corporation, Term Loan
184,717	11.000%, 7/26/2017	102,518
892,833	0.000%, 2/11/2021[b]	120,533
	Tronox Pigments BV, Term Loan
635,815	4.500%, 3/19/2020	607,203

	Total	2,621,190

Capital Goods (0.5%)
	Accudyne Industries, LLC, Term Loan
411,858	4.000%, 12/13/2019	368,613
	ADS Waste Holdings, Inc., Term Loan
345,835	3.750%, 10/9/2019	339,783
	Berry Plastics Group, Inc., Term Loan
640,150	3.500%, 2/8/2020	635,349
	Rexnord, LLC, Term Loan
336,058	4.000%, 8/21/2020	331,531

	Total	1,675,276

Communications Services (4.2%)
	Atlantic Broadband Penn, LLC, Term Loan
43,203	3.250%, 11/30/2019	43,108
	Birch Communication Inc., Term Loan
522,802	7.750%, 7/17/2020	428,697
	Block Communications, Inc., Term Loan
671,590	4.000%, 11/7/2021	670,751
	Cincinnati Bell, Inc., Term Loan
559,188	4.000%, 9/10/2020	555,273
	CSC Holdings, LLC, Term Loan
325,000	5.000%, 10/9/2022	325,081
	Fairpoint Communications, Term Loan
682,510	7.500%, 2/14/2019	679,807
	Grande Communications Networks, LLC, Term Loan
620,819	4.500%, 5/29/2020	608,403
	Gray Television, Inc., Term Loan
378,378	3.938%, 6/13/2021	378,378
	Hargray Communications Group, Inc., Term Loan
633,788	5.250%, 6/26/2019	632,996
	Integra Telecom Holdings, Inc., Term Loan
436,203	5.250%, 8/14/2020	423,392
	Intelsat Jackson Holdings SA, Term Loan
264,628	3.750%, 6/30/2019	240,613
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019	608,859
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
745,000	4.500%, 1/7/2022	726,375
	LTS Buyer, LLC, Term Loan
679,000	4.000%, 4/13/2020	670,940
	MCC Georgia, LLC, Term Loan
460,600	3.750%, 6/30/2021	459,066
	NEP/NCP Holdco, Inc., Term Loan
641,941	4.250%, 1/22/2020	626,695
	Numericable US, LLC, Term Loan
646,750	4.563%, 7/29/2022	635,432
29,925	4.750%, 2/10/2023	29,465
	SBA Senior Finance II, LLC, Term Loan
686,000	3.250%, 3/24/2021	678,091
	TNS, Inc., Term Loan
404,628	5.000%, 2/14/2020	404,122
	Univision Communications, Inc., Term Loan
576,829	4.000%, 3/1/2020	573,120
	Virgin Media Investment Holdings, Ltd., Term Loan
390,526	3.649%, 6/30/2023	380,631
	WideOpenWest Finance, LLC, Term Loan
632,663	4.500%, 4/1/2019	630,203
	WMG Acquisition Corporation, Term Loan
583,500	3.750%, 7/1/2020	576,206
	XO Communications, LLC, Term Loan
537,625	4.250%, 3/20/2021	536,055
	Yankee Cable Acquisition, LLC, Term Loan
561,246	4.250%, 3/1/2020	559,843
	Zayo Group, LLC, Term Loan
584,754	3.750%, 5/6/2021	580,994

	Total	13,662,596

Consumer Cyclical (2.8%)
	Amaya BV, Term Loan
1,102,066	5.000%, 8/1/2021	1,065,786
	Burlington Coat Factory Warehouse Corporation, Term Loan
542,772	4.250%, 8/13/2021	541,187
	Cengage Learning Acquisitions, Term Loan
935,000	5.250%, 6/7/2023	923,313
	Ceridian HCM Holding, Inc., Term Loan
300,901	4.500%, 9/15/2020	290,369
	Charter Communications Operating, LLC, Term Loan
727,500	3.000%, 1/3/2021	722,771
	Golden Nugget, Inc., Delayed Draw
71,370	5.500%, 11/21/2019	71,370
	Golden Nugget, Inc., Term Loan
166,530	5.500%, 11/21/2019	166,530
	IMG Worldwide, Inc., Term Loan
749,897	5.250%, 5/6/2021[c,d]	745,022
350,000	0.000%, 5/6/2022[c,d]	339,500
	Jack Ohio Finance, LLC, Term Loan
406,037	5.000%, 6/20/2019	386,142

The accompanying Notes to Financial Statements are an integral part of this schedule.

96

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (15.9%)[a]	Value
Consumer Cyclical (2.8%) - continued
	Marina District Finance Company, Inc., Term Loan
$230,132	6.500%, 8/15/2018	$229,844
	Michaels Stores, Inc., Term Loan
536,009	4.000%, 1/28/2020	535,843
	Mohegan Tribal Gaming Authority, Term Loan
696,390	5.500%, 6/15/2018	690,645
	Scientific Games International, Inc., Term Loan
594,750	6.000%, 10/18/2020	586,822
1,283,823	6.000%, 10/1/2021[c,d]	1,264,566
	Seminole Hard Rock Entertainment, Inc., Term Loan
44,091	3.500%, 5/14/2020	43,797
	Seminole Indian Tribe of Florida, Term Loan
470,107	3.000%, 4/29/2020	470,577

	Total	9,074,084

Consumer Non-Cyclical (3.3%)
	Albertson’s, LLC, Term Loan
314,213	4.750%, 12/21/2022	313,625
885,000	4.750%, 6/22/2023[c,d]	882,566
	Catalina Marketing Corporation, Term Loan
416,862	4.500%, 4/9/2021	347,733
	CHS/Community Health Systems, Inc., Term Loan
177,907	3.924%, 12/31/2018	176,166
187,740	3.750%, 1/27/2021	182,296
345,437	4.000%, 1/27/2021	336,176
	Endo Luxembourg Finance I Co Sarl, Term Loan
482,575	3.750%, 9/26/2022	474,009
	JBS USA, LLC, Term Loan
659,266	3.750%, 5/25/2018	658,165
139,300	4.000%, 10/30/2022	138,865
	Libbey Glass, Inc., Term Loan
330,259	3.750%, 4/9/2021	327,990
	LTF Merger Sub, Inc., Term Loan
618,750	4.250%, 6/10/2022	603,281
	Mallinckrodt International Finance SA, Term Loan
273,608	3.500%, 3/19/2021	270,188
	McGraw-Hill Global Education Holdings, LLC, Term Loan
805,000	5.000%, 5/4/2022	802,786
	MultiPlan, Inc., Term Loan
950,000	5.000%, 6/7/2023	952,138
	Ortho-Clinical Diagnostics, Inc., Term Loan
852,082	4.750%, 6/30/2021	804,511
	Owens-Brockway Glass Container, Inc., Term Loan
691,250	3.500%, 9/1/2022	688,658
	Sterigenics-Nordion Holdings, LLC, Term Loan
399,481	4.250%, 5/16/2022	395,486
	Supervalu, Inc., Term Loan
599,566	5.500%, 3/21/2019[c,d]	598,067
	Valeant Pharmaceuticals International, Inc., Term Loan
1,796,045	5.000%, 4/1/2022	1,746,151

	Total	10,698,857

Energy (0.9%)
	Arch Coal, Inc., Term Loan
609,250	7.500%, 5/16/2018[b]	279,493
	Energy Solutions, LLC, Term Loan
388,857	6.750%, 5/29/2020	377,191
	Exgen Renewables I, LLC, Term Loan
376,070	5.250%, 2/6/2021	375,366
	Houston Fuel Oil Terminal, LLC, Term Loan
403,972	4.250%, 8/19/2021	388,823
	McJunkin Red Man Corporation, Term Loan
348,443	5.000%, 11/8/2019	334,506
	MEG Energy Corporation, Term Loan
502,784	3.750%, 3/31/2020	440,655
	Pacific Drilling SA, Term Loan
577,150	4.500%, 6/3/2018	176,031
	Targa Resources Partners, LP, Term Loan
306,977	5.750%, 2/27/2022	303,907
	Western Refining, Inc., Term Loan
238,775	5.250%, 11/12/2020	230,120
165,000	5.500%, 5/27/2023	160,532

	Total	3,066,624

Financials (0.8%)
	DJO Finance, LLC, Term Loan
322,563	4.250%, 6/7/2020	306,973
	Harland Clarke Holdings Corporation, Term Loan
304,263	7.000%, 5/22/2018	295,135
450,000	7.000%, 12/31/2019	435,375
	TransUnion, LLC, Term Loan
684,253	3.500%, 4/9/2021	674,954
	WaveDivision Holdings, LLC, Term Loan
727,387	4.000%, 10/15/2019	725,263

	Total	2,437,700

Technology (1.6%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,466,325	4.250%, 2/1/2023	1,467,014
	First Data Corporation, Term Loan
669,223	4.452%, 3/24/2021	666,158
290,000	4.202%, 7/8/2022	287,100
	Micron Technology, Inc., Term Loan
300,000	6.640%, 4/26/2022	301,266
	ON Semiconductor Corporation, Term Loan
1,175,000	5.250%, 3/31/2023	1,177,937
	SS&C European Holdings SARL, Term Loan
38,397	4.000%, 7/8/2022	38,357
280,607	4.000%, 7/8/2022	280,316

The accompanying Notes to Financial Statements are an integral part of this schedule.

97

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (15.9%)[a]	Value
Technology (1.6%) - continued
	Western Digital Corporation, Term Loan
$1,075,000	6.250%, 4/29/2023	$1,078,365

	Total	5,296,513

Transportation (0.7%)
	American Airlines, Inc., Term Loan
554,259	3.250%, 6/27/2020	546,206
	Delta Airlines, Inc., Term Loan
694,750	3.250%, 8/24/2022	693,013
	OSG Bulk Ships, Inc., Term Loan
231,245	5.250%, 8/5/2019	221,995
	XPO Logistics, Inc., Term Loan
845,750	5.500%, 11/1/2021	845,750

	Total	2,306,964

Utilities (0.3%)
	Calpine Corporation, Term Loan
698,133	3.500%, 5/27/2022	689,985
	Intergen NV, Term Loan
382,651	5.500%, 6/15/2020[c,d]	340,560

	Total	1,030,545

	Total Bank Loans (cost $54,212,828)	51,870,349

Shares	Common Stock (43.7%)
Consumer Discretionary (6.9%)
4,300	Aisan Industry Company, Ltd.	27,823
3,950	Amazon.com, Inc.[e]	2,826,699
8,300	APN Outdoor Group Pty, Ltd.	43,009
2,470	AutoZone, Inc.[e]	1,960,785
600	Bayerische Motoren Werke AG	38,248
400	Beiersdorf AG	37,870
9,600	Berkeley Group Holdings plc	324,172
13,100	Best Buy Company, Inc.	400,860
5,300	Betsson AB	44,329
1,300	Brembo SPA	71,612
3,600	Bridgestone Corporation	115,693
4,400	Bunzl plc	135,382
8,950	Burlington Stores, Inc.[e]	597,055
6,000	Calsonic Kansei Corporation	45,598
7,190	Cedar Fair, LP	415,726
100	Christian Dior SE	16,019
8,900	Cineworld Group plc	64,924
36,485	Comcast Corporation	2,378,457
2,300	Compass Group plc	43,759
200	Continental AG	37,846
5,540	Core-Mark Holding Company, Inc.	259,604
1,200	Daimler AG	71,806
29,800	Debenhams plc	22,022
13,900	Denso Corporation	489,076
17,600	EDION Corporation	145,168
12,700	Eutelsat Communications	239,715
22,090	Ford Motor Company	277,671
12,200	Fuji Heavy Industries, Ltd.	419,355
9,440	General Motors Company	267,152
15,000	Gunze, Ltd.	41,901
6,600	Hakuhodo Dy Holdings, Inc.	79,106
6,330	Harman International Industries, Inc.	454,621
900	Hennes & Mauritz AB	26,479
18,700	Honda Motor Company, Ltd.	469,094
11,600	Howden Joinery Group plc	59,579
17,300	Inchcape plc	145,465
1,700	InterContinental Hotels Group plc	62,697
2,600	Intertek Group plc	121,143
2,000	JB Hi-Fi, Ltd.	36,244
700	Koito Manufacturing Co., Ltd.	32,231
1,045	Linamar Corporation	37,224
900	LVMH Moet Hennessy Louis Vuitton SE	135,662
4,800	Marks and Spencer Group plc	20,556
19,740	MDC Partners, Inc.[f]	361,045
12,020	Newell Brands, Inc.	583,811
32,540	NIKE, Inc.	1,796,208
8,100	NOK Corporation	137,746
1,500	Nokian Renkaat Oyj	53,763
400	Paddy Power plc	42,039
7,000	PanaHome Corporation	55,412
18,700	Persimmon plc	362,627
1,500	ProSiebenSat.1 Media AGe	65,613
7,165	Restoration Hardware Holdings, Inc.[e,f]	205,492
600	Rightmove plc	29,305
3,700	Saizeriya Company, Ltd.	66,113
4,300	Sekisui House, Ltd.	75,302
4,400	SHOWA Corporation	24,704
2,700	Sky plc	30,681
6,300	Sports Direct International plc[e]	26,975
3,000	Stanley Electric Company, Ltd.	64,069
11,900	Star Entertainment Group, Ltd.	48,489
20,860	Starbucks Corporation	1,191,523
13,800	Sumitomo Forestry Company, Ltd.	187,296
7,800	Sumitomo Rubber Industries, Ltd.	104,426
500	Swatch Group AG	28,634
2,200	Tamron Company, Ltd.	29,507
14,000	Tatts Group, Ltd.	40,288
28,200	Taylor Wimpey plc	50,030
13,740	Toll Brothers, Inc.[e]	369,743
2,600	USS Company, Ltd.	42,969
200	Valora Holding AG	55,600
6,000	Wacoal Holdings Corporation	59,210
16,700	Walt Disney Company	1,633,594
10,600	WH Smith plc	222,691
830	Whirlpool Corporation	138,311
1,600	Whitbread plc	74,863
11,300	Wolters Kluwer NV	457,553
8,300	WPP plc	172,985
6,900	Yokohama Rubber Company, Ltd.	86,540

	Total	22,514,594

Consumer Staples (2.8%)
700	AarhusKarlshamn AB	49,970
12,670	Anheuser-Busch InBev NV ADR	1,668,386
8,000	Axfood AB	153,658
2,078	British American Tobacco plc	134,715
32,600	Coca-Cola Company	1,477,758
11,900	Coca-Cola HBC AG	240,792
393	George Weston, Ltd.	34,012
2,500	Henkel AG & Company KGaA	270,421
19,030	Imperial Brands plc	1,032,055
2,200	Jeronimo Martins SGPS SA	34,698
1,300	Kesko Oyj	55,207
36,000	Koninklijke Ahold NV	794,976
600	KOSE Corporation	50,844
3,600	Nestle SA	278,922
3,000	Nichirei Corporation	27,677
5,000	Nippon Meat Packers, Inc.	122,470

The accompanying Notes to Financial Statements are an integral part of this schedule.

98

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (43.7%)	Value
Consumer Staples (2.8%) - continued
15,140	Philip Morris International, Inc.	$1,540,041
796	Premium Brands Holdings Corporation	33,517
2,800	Suedzucker AG	61,672
1,200	Sugi Holdings Company, Ltd.	66,909
9,600	Swedish Match AB	335,022
800	Universal Corporation	46,192
10,600	WhiteWave Foods Company[e]	497,564
6,007	Woolworths, Ltd.	94,482

	Total	9,101,960

Energy (2.9%)
227,474	BP plc	1,331,530
2,500	Caltex Australia, Ltd.	60,275
12,290	Continental Resources, Inc.[e,f]	556,368
17,770	EOG Resources, Inc.	1,482,373
20,210	EQT Corporation	1,564,860
10,448	OMV AG	293,702
8,780	Parsley Energy, Inc.[e]	237,587
7,873	Royal Dutch Shell plc	215,961
78	Royal Dutch Shell plc, Class A	2,142
4,400	Royal Dutch Shell plc, Class B	121,566
54,000	Spectra Energy Corporation	1,978,020
6,062	Statoil ASA	104,743
8,617	Total SA	413,239
535	Vantage Drilling International[e]	46,278
214,160	Weatherford International plc[e]	1,188,588

	Total	9,597,232

Financials (13.3%)
2,000	Acadia Realty Trust	71,040
2,900	Affiliated Managers Group, Inc.[e]	408,233
2,250	Agree Realty Corporation	108,540
8,280	Alexandria Real Estate Equities, Inc.	857,146
8,800	Allianz SE	1,255,391
850	American Campus Communities, Inc.	44,940
7,200	Anima Holding SPA[g]	33,945
4,050	Apartment Investment & Management Company	178,848
51,650	Apollo Investment Corporation	286,141
3,500	Apple Hospitality REIT, Inc.	65,835
23,800	Ares Capital Corporation	337,960
15,100	Australia & New Zealand Banking Group, Ltd.	275,123
3,100	AvalonBay Communities, Inc.	559,209
33,300	Banco Santander SA	129,227
20,400	Bank Hapoalim, Ltd.	102,773
32,600	Bank of East Asia, Ltd.	126,071
4,599	Bank of Montreal	291,720
14,844	Bank of Nova Scotia	727,407
11,024	Bank of Queensland, Ltd.	87,952
10,280	Bank of the Ozarks, Inc.	385,706
24,900	BinckBank NV	123,784
1,200	Bluerock Residential Growth REIT, Inc.	15,600
5,700	Boston Properties, Inc.	751,830
23,568	Brixmor Property Group, Inc.	623,609
8,220	Camden Property Trust	726,812
462	Canadian Imperial Bank of Commerce	34,701
4,755	Canadian Western Bank	90,724
33,400	CapitaMall Trust	53,107
1,800	Care Capital Properties, Inc.	47,178
1,024	Chesapeake Lodging Trust	23,808
8,000	Chiba Bank, Ltd.	37,806
35,408	Citigroup, Inc.	1,500,945
10,600	CNP Assurances	156,391
650	CoreSite Realty Corporation	57,649
5,110	Crown Castle International Corporation	518,307
4,300	CubeSmart	132,784
1,600	CyrusOne, Inc.	89,056
400	Daito Trust Construction Company, Ltd.	64,945
1,600	Danske Bank AS	42,113
6,300	DDR Corporation	114,282
4,900	Derwent London plc	170,950
49,000	DEXUS Property Group	332,498
2,968	Digital Realty Trust, Inc.	323,482
33,710	Direct Line Insurance Group plc	155,847
1,400	Douglas Emmett, Inc.	49,728
34,360	Duke Realty Corporation	916,038
1,150	DuPont Fabros Technology, Inc.	54,671
1,200	Education Realty Trust, Inc.	55,368
22,740	Encore Capital Group, Inc.[e,f]	535,072
1,319	EPR Properties	106,417
2,112	Equinix, Inc.	818,886
2,800	Equity Lifestyle Properties, Inc.	224,140
1,100	Equity One, Inc.	35,398
10,190	Equity Residential	701,887
11,900	Erste Group Bank AG	270,940
1,600	Essex Property Trust, Inc.	364,944
4,000	EXOR SPA	147,663
2,700	Extra Space Storage, Inc.	249,858
1,100	Federal Realty Investment Trust	182,105
900	First Industrial Realty Trust, Inc.	25,038
48,800	FlexiGroup, Ltd.	64,004
2,100	Forest City Realty Trust, Inc.	46,851
30,600	Frasers Centrepoint Trust	48,448
71,000	Fukuoka Financial Group, Inc.	234,105
2,950	Gaming and Leisure Properties, Inc.	101,716
12,086	General Growth Properties, Inc.	360,405
2,657	Genworth MI Canada, Inc.	68,155
1,900	GEO Group, Inc.	64,942
8,600	Great Portland Estates plc	71,986
300	Groupe Bruxelles Lambert SA	24,602
16,436	H&R Real Estate Investment Trust	286,369
4,300	Hamborner REIT AG	46,426
9,100	Hang Seng Bank, Ltd.	156,091
4,200	Hannover Rueckversicherung SE	440,067
8,400	HCP, Inc.	297,192
2,600	Healthcare Realty Trust, Inc.[d]	90,974
3,200	Healthcare Trust of America, Inc.	103,488
58,900	Henderson Group plc	167,451
5,500	Henderson Land Development Company, Ltd.	31,068
3,200	Highwoods Properties, Inc.	168,960
1,500	Hitachi Capital Corporation	29,770
3,000	Hospitality Properties Trust	86,400
17,496	Host Hotels & Resorts, Inc.	283,610
2,200	Hudson Pacific Properties, Inc.	64,196
9,400	Hufvudstaden AB	147,537
59,000	Hysan Development Company, Ltd.	263,112
2,371	Intact Financial Corporation	169,372
6,400	International Exchange, Inc.	1,638,144
10,000	Invesco Mortgage Capital, Inc.	136,900
44,600	Investec plc	277,224
3,200	Iron Mountain, Inc.	127,456
21,510	J.P. Morgan Chase & Company	1,336,631
800	Jyske Bank AS	30,370
32,170	KeyCorp	355,478

The accompanying Notes to Financial Statements are an integral part of this schedule.

99

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (43.7%)	Value
Financials (13.3%) - continued
1,700	Kilroy Realty Corporation	$112,693
12,500	Kimco Realty Corporation	392,250
1,403	Lamar Advertising Company	93,019
2,400	LaSalle Hotel Properties	56,592
900	Liberty Property Trust	35,748
11,000	Link REIT	75,220
3,450	Macerich Company	294,595
7,100	Macquarie Group, Ltd.	369,587
5,300	Medical Properties Trust, Inc.	80,613
23,260	MetLife, Inc.	926,446
2,300	Mid-America Apartment Communities, Inc.	244,720
36,600	Mitsui & Company, Ltd.	436,901
149,700	Mizuho Financial Group, Inc.	215,427
2,800	MS and AD Insurance Group Holdings, Inc.	72,548
7,200	National Australia Bank, Ltd.	138,236
8,901	National Bank of Canada	304,451
1,500	National Health Investors, Inc.	112,635
4,600	National Retail Properties, Inc.	237,912
450	National Storage Affiliates Trust	9,369
217,510	New World Development Company, Ltd.	221,505
3,500	NorthStar Realty Finance Corporation	40,005
12,400	Old Mutual plc	33,498
3,050	Omega Healthcare Investors, Inc.	103,548
1,600	Outfront Media, Inc.	38,672
3,400	Parkway Properties, Inc.	56,882
1,200	Pebblebrook Hotel Trust	31,500
4,500	Physicians Realty Trust	94,545
2,669	Power Corporation of Canada	56,811
17,813	Prologis, Inc.	873,550
3,700	Public Storage, Inc.	945,683
919	QTS Realty Trust, Inc.	51,446
5,700	Raymond James Financial, Inc.	281,010
1,900	Realty Income Corporation	131,784
2,500	Regency Centers Corporation	209,325
1,400	Retail Opportunity Investments Corporation	30,338
1,800	Retail Properties of America, Inc.	30,420
5,492	RLJ Lodging Trust	117,803
900	Sampo Oyj	36,807
6,232	Schroders plc	196,936
3,171	Senior Housing Property Trust	66,052
8,953	Simon Property Group, Inc.	1,941,906
2,300	SL Green Realty Corporation	244,881
20,250	Solar Capital, Ltd.	385,763
1,777	Sovran Self Storage, Inc.	186,443
16,900	Spirit Realty Captial, Inc.	215,813
144,200	Stockland	511,262
3,760	Store Capital Corporation	110,732
4,300	Summit Hotel Properties, Inc.	56,932
650	Sun Communities, Inc.	49,816
3,262	Sunstone Hotel Investors, Inc.	39,372
6,100	Swiss Re AG	532,777
43,290	Synchrony Financial[e]	1,094,371
19,900	T&D Holdings, Inc.	168,991
1,300	Talanx AG	38,718
1,932	Tanger Factory Outlet Centers, Inc.	77,628
800	Taubman Centers, Inc.	59,360
900	Tokio Marine Holdings, Inc.	29,962
2,846	Toronto-Dominion Bank	122,215
6,400	UDR, Inc.	236,288
28,000	United Overseas Bank, Ltd.	385,783
2,400	Urban Edge Properties	71,664
6,000	Ventas, Inc.	436,920
4,719	VEREIT, Inc.	47,851
7,040	Vornado Realty Trust	704,845
2,300	Weingarten Realty Investors	93,886
15,713	Welltower, Inc.	1,196,859
6,000	Wharf Holdings, Ltd.	36,615
8,000	Wheelock and Company, Ltd.	37,581
53,100	Wing Tai Holdings, Ltd.	64,454
1,200	WP Carey, Inc.	83,304
15,740	XL Group plc	524,299
19,420	Zions Bancorporation	488,025

	Total	43,211,466

Health Care (4.8%)
48,720	Abbott Laboratories	1,915,183
600	Actelion, Ltd.	101,039
14,030	Akorn, Inc.[e]	399,645
6,880	Allergan plc[e]	1,589,899
5,100	Amgen, Inc.	775,965
2,500	Astellas Pharmaceutical, Inc.	39,206
200	Bayer AG	20,087
6,768	Essilor International SA	889,516
500	Gerresheimer AG	38,516
7,400	Hikma Pharmaceuticals plc	243,691
12,170	Hologic, Inc.[e]	421,082
3,430	ICON plc[e]	240,134
900	Lonza Group AG	149,501
19,160	Medtronic plc	1,662,513
34,620	Merck & Company, Inc.	1,994,458
2,700	Merck KGaA	274,437
9,400	Novartis AG	775,862
9,300	Novo Nordisk AS	500,832
20,490	Pfizer, Inc.	721,453
1,000	Roche Holding AG-Genusschein	263,880
8,100	Sanofi	672,973
3,220	Teleflex, Inc.	570,938
11,960	Vertex Pharmaceuticals, Inc.[e]	1,028,799
3,060	Waters Corporation[e]	430,389

	Total	15,719,998

Industrials (4.3%)
2,700	Adecco SA	136,183
5,060	AerCap Holdings NVe	169,965
4,000	Aida Engineering, Ltd.	32,874
50,700	Air New Zealand, Ltd.	75,986
4,500	Amada Holdings Company, Ltd.	45,685
1,200	Andritz AG	56,901
22,000	Asahi Glass Company, Ltd.	119,392
1,400	Atlas Copco Aktiebolag	36,361
3,500	Babcock International Group plc	42,316
20,000	Cathay Pacific Airways, Ltd.	29,341
2,500	Compagnie de Saint-Gobain	94,764
6,000	Dai Nippon Printing Company, Ltd.	66,870
3,748	Dart Group plc	26,295
300	DCC plc	26,400
11,340	Delta Air Lines, Inc.	413,116
4,200	Deutsche Post AG	118,325
1,200	DSV AS	50,458
500	East Japan Railway Company	46,337
8,990	EMCOR Group, Inc.	442,847
3,860	Equifax, Inc.	495,624
800	Flughafen Zuerich AG	141,577
1,800	Fraport AG Frankfurt Airport Services Worldwide	96,374
11,000	Fuji Electric Company, Ltd.	45,799

The accompanying Notes to Financial Statements are an integral part of this schedule.

100

Balance Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (43.7%)	Value
Industrials (4.3%) - continued
4,025	Galliford Try plc	$49,167
100	Georg Fischer AG	79,941
6,000	Hankyu Hanshin Holdings, Inc.	44,739
2,300	Hitachi Transport System, Ltd.	37,837
9,020	HNI Corporation	419,340
700	Hochtief AG	90,378
17,080	Honeywell International, Inc.	1,986,746
16,520	Illinois Tool Works, Inc.	1,720,723
2,700	Inaba Denki Sangyo Company, Ltd.	92,476
15,740	Ingersoll-Rand plc	1,002,323
7,100	Intrum Justitia AB	222,674
35,900	ITOCHU Corporation	439,172
27,200	Jacobs Engineering Group, Inc.[e]	1,354,832
5,000	Kamigumi Company, Ltd.	46,214
13,300	KITZ Corporation	63,112
13,900	KONE Oyj	641,493
2,932	Koninklijke Boskalis Westminster NV	100,048
600	Kuehne & Nagel International AG	84,066
2,300	Kurita Water Industries, Ltd.	51,271
9,100	Marubeni Corporation	41,111
13,660	Masco Corporation	422,640
19,800	Meggitt plc	107,622
4,100	Middleby Corporation[e]	472,525
5,200	MIRAIT Holdings Corporation	51,124
6,000	Mitsuboshi Belting, Ltd.	46,782
5,600	Nikkon Holdings Company, Ltd.	100,626
8,000	Nippon Express Company, Ltd.	36,558
9,300	Nitto Kogyo Corporation	115,622
2,000	Randstad Holding NV	79,982
500	Rieter Holding AG	102,349
900	SAAB AB	28,066
8,300	Sanwa Holdings Corporation	75,447
1,000	Schindler Holding AG	181,048
200	Schindler Holding AG - REG	36,397
1,500	Skanska AB	31,409
1,400	Southwest Airlines Company	54,894
1,300	TOTO, Ltd.	51,947
1,200	Travis Perkins plc	23,676
4,160	WABCO Holdings, Inc.[e]	380,931
2,084	WSP Global, Inc.	63,748
1,200	Yuasa Trading Company, Ltd.	24,757

	Total	13,865,603

Information Technology (5.9%)
2,640	Alphabet, Inc., Class Ae	1,857,319
1,455	Alphabet, Inc., Class Ce	1,007,006
18,720	Apple, Inc.	1,789,632
974	AtoS	80,306
5,100	Canon, Inc.	145,606
6,460	Check Point Software Technologies, Ltd.[e]	514,733
24,310	Cisco Systems, Inc.	697,454
43,470	EMC Corporation	1,181,080
13,140	Facebook, Inc.[e]	1,501,639
28,340	Finisar Corporation[e]	496,233
11,800	FUJIFILM Holdings NPV	457,845
2,700	Hoya Corporation	96,433
1,500	ITOCHU Techno-Solutions Corporation	32,315
15,970	Juniper Networks, Inc.	359,165
1,200	Kyocera Corporation	57,099
10,330	MasterCard, Inc.	909,660
36,710	Microsoft Corporation	1,878,451
5,000	NEC Networks & System Integration Corporation	88,520
1,600	Nice, Ltd.	101,813
2,700	NS Solutions Corporation	41,612
775	NVIDIA Corporation	36,433
35,150	Pandora Media, Inc.[e,f]	437,618
8,510	Plantronics, Inc.	374,440
11,920	Progress Software Corporation[e]	327,323
19,323	QLIK Technologies, Inc.[e]	571,574
11,100	Shinko Electric Industries Company, Ltd.	54,369
500	TDK Corporation	27,988
100	U-Blox AG	21,557
2,610	Ultimate Software Group, Inc.[e]	548,857
800	United Internet AG	33,255
26,400	Visa, Inc.	1,958,088
34,340	Xilinx, Inc.	1,584,104

	Total	19,269,527

Materials (1.3%)
900	Air Liquide SA	93,764
2,800	Amcor, Ltd.	31,482
1,400	Ashland, Inc.	160,678
37,800	BHP Billiton, Ltd.	526,791
11,400	BillerudKorsnas AB	170,116
3,300	Buzzi Unicem SPA	57,830
290	CCL Industries, Inc.	50,469
1,700	Croda International plc	71,364
3,620	Crown Holdings, Inc.[e]	183,425
29,400	Daicel Corporation	304,645
7,000	Denki Kagaku Kogyo KK	28,309
4,570	Domtar Corporation	159,996
1,000	Evonik Industries AG	29,809
2,880	FMC Corporation	133,373
800	FUCHS PETROLUB SE	31,473
100	Givaudan SA	201,352
3,900	Hexpol AB	40,049
2,300	JFE Holdings, Inc.	30,004
3,000	JSR Corporation	39,729
600	LafargeHolcim, Ltd.	25,103
15,100	Mitsubishi Chemical Holdings Corporation	69,218
5,000	Mitsubishi Gas Chemical Company, Inc.	26,085
17,000	Mitsubishi Materials Corporation	40,704
1,100	Nippon Shokubai Company, Ltd.	63,268
62,189	Norsk Hydro ASA	227,663
3,100	Novozymes AS	148,865
7,000	Oji Holdings Corporation	26,873
17,100	Orora, Ltd.	35,505
3,180	Packaging Corporation of America	212,837
1,920	PPG Industries, Inc.	199,968
1,035	Rio Tinto, Ltd.	35,801
8,820	Steel Dynamics, Inc.	216,090
3,000	Sumitomo Metal Mining Company, Ltd.	30,517
8,000	Sumitomo Seika Chemicals Company, Ltd.	44,568
7,000	Tosoh Corporation	32,288
11,897	UPM-Kymmene Oyj	218,558
11,274	Yara International ASA	358,139

	Total	4,356,708

Telecommunications Services (0.7%)
4,580	BCE, Inc.	216,743
10,500	Elisa Oyj	403,445
10,300	Freenet AG	265,262
126,585	KCOM Group plc	177,786

The accompanying Notes to Financial Statements are an integral part of this schedule.

101

Balance Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (43.7%)	Value
Telecommunications Services (0.7%) - continued
700	Millicom International Cellular SA	$42,937
2,800	Nippon Telegraph & Telephone Corporation	131,306
10,000	Orange SA	162,606
3,600	Proximus SA	114,403
12,600	Telefonica Deutschland Holding AG	51,901
21,620	Zayo Group Holdings, Inc.[e]	603,847

	Total	2,170,236

Utilities (0.8%)
2,200	Chubu Electric Power Company, Inc.	31,308
4,200	E.ON SE	42,398
61,600	Electricidade de Portugal SA	188,594
12,400	Enagas SA	378,825
25,280	MDU Resources Group, Inc.	606,720
10,360	NorthWestern Corporation	653,405
89,000	Osaka Gas Company, Ltd.	342,160
43,300	Redes Energeticas Nacionais SGPS SA	121,762
7,000	Toho Gas Company, Ltd.	57,279
6,100	Tokyo Electric Power Company, Inc.[e]	25,834
17,300	United Utilities Group plc	239,785
1,800	Veolia Environnement SA	38,870

	Total	2,726,940

	Total Common Stock (cost $134,175,322)	142,534,264

Principal Amount	Long-Term Fixed Income (31.6%)
Asset-Backed Securities (1.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$364,842	0.593%, 7/25/2036[h]	318,342
	Bayview Opportunity Master Fund Trust
83,257	3.623%, 4/28/2030[g]	82,912
202,127	3.228%, 7/28/2034*,i	201,987
	Credit Based Asset Servicing and Securitization, LLC
264,220	3.460%, 12/25/2036[i]	176,621
	First Horizon ABS Trust
192,042	0.613%, 10/25/2034[h,j]	174,581
	GMAC Mortgage Corporation Loan Trust
387,801	0.939%, 8/25/2035[h,j]	364,656
359,739	0.626%, 12/25/2036[h,j]	318,967
	IndyMac Seconds Asset-Backed Trust
239,907	0.793%, 10/25/2036[h,j]	146,647
	J.P. Morgan Mortgage Acquisition Trust
188,363	4.218%, 3/25/2047[i]	127,638
	Lehman XS Trust
196,812	5.440%, 8/25/2035[i]	171,086
	NRZ Advance Receivables Trust
451,000	2.751%, 6/15/2049*,k	452,881
	Preferred Term Securities XXIII, Ltd.
548,716	0.853%, 12/22/2036*,h	417,820
	Pretium Mortgage Credit Partners I, LLC
250,000	4.000%, 7/25/2031*,i	250,089
	Sunset Mortgage Loan Company, LLC
139,373	4.459%, 9/16/2045*,i	139,926
	Vericrest Opportunity Loan Transferee
143,040	3.375%, 10/25/2058*,i	141,538
157,482	3.500%, 6/26/2045[g]	156,201
	Wachovia Asset Securitization, Inc.
481,953	0.593%, 7/25/2037*,h,j	398,357

	Total	4,040,249

Basic Materials (0.4%)
	Albemarle Corporation
96,000	3.000%, 12/1/2019	97,299
	ArcelorMittal SA
190,000	6.500%, 3/1/2021[f]	195,225
	Dow Chemical Company
86,000	8.550%, 5/15/2019	102,085
	Glencore Funding, LLC
65,000	1.693%, 4/16/2018[g,h]	62,400
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	86,591
	Newmont Mining Corporation, Convertible
200,000	1.625%, 7/15/2017	223,750
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[g]	343,613
	Royal Gold, Inc., Convertible
150,000	2.875%, 6/15/2019[f]	160,500
	RPM International, Inc., Convertible
145,000	2.250%, 12/15/2020	168,200

	Total	1,439,663

Capital Goods (0.9%)
	Ball Corporation
200,000	4.375%, 12/15/2020	210,375
	Berry Plastics Corporation
155,000	6.000%, 10/15/2022	160,231
	Building Materials Corporation of America
280,000	6.000%, 10/15/2025[g]	292,600
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[g]	284,250
	CNH Industrial Capital, LLC
305,000	4.375%, 11/6/2020[f]	308,050
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	193,800
	General Electric Company
368,000	5.000%, 12/29/2049[l]	390,448
	Huntington Ingalls Industries, Inc.
300,000	5.000%, 12/15/2021[g]	313,875
	L-3 Communications Corporation
90,000	1.500%, 5/28/2017	90,079
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	67,071
	Nortek, Inc.
227,936	8.500%, 4/15/2021	236,484
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	71,862

The accompanying Notes to Financial Statements are an integral part of this schedule.

102

Balance Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value
Capital Goods (0.9%) - continued
	United Rentals North America, Inc.
$290,000	5.500%, 7/15/2025	$285,650

	Total	2,904,775

Collateralized Mortgage Obligations (3.5%)
	Alternative Loan Trust
100,462	5.500%, 5/25/2035	100,203
	Angel Oak Mortgage Trust
271,716	4.500%, 11/25/2045*,i	272,558
	Banc of America Alternative Loan Trust
523,763	6.000%, 11/25/2035	457,126
	Banc of America Mortgage Securities, Inc.
175,446	2.872%, 9/25/2035	160,249
	Bear Stearns ALT-A Trust
185,410	2.846%, 10/25/2033	180,391
	Countrywide Alternative Loan Trust
438,415	6.500%, 8/25/2036	272,850
	Countrywide Home Loan Mortgage Pass Through Trust
348,501	2.759%, 11/25/2035	279,698
	Credit Suisse First Boston Mortgage Securities Corporation
295,176	5.250%, 10/25/2035	286,759
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
328,068	2.501%, 8/25/2035	250,892
537,004	5.500%, 11/25/2035	522,262
351,043	1.207%, 4/25/2047[h]	296,216
	GMAC Mortgage Corporation Loan Trust
251,393	3.407%, 5/25/2035	230,762
	HarborView Mortgage Loan Trust
275,003	3.073%, 7/19/2035	237,498
190,132	3.024%, 12/19/2035	165,343
	IndyMac INDA Mortgage Loan Trust
251,031	4.113%, 8/25/2036	233,015
	IndyMac INDX Mortgage Loan Trust
440,950	0.663%, 4/25/2046[h]	320,021
	J.P. Morgan Alternative Loan Trust
585,939	6.500%, 3/25/2036	475,997
	J.P. Morgan Mortgage Trust
460,496	2.882%, 8/25/2035	455,477
484,170	2.787%, 1/25/2037	429,873
	Merrill Lynch Mortgage Investors Trust
447,799	6.250%, 8/25/2036	356,314
	MortgageIT Trust
664,469	0.713%, 12/25/2035[h]	593,501
732,973	0.653%, 4/25/2036[h]	539,371
	New York Mortgage Trust
175,383	2.949%, 5/25/2036	157,023
	Residential Accredit Loans, Inc. Trust
347,941	5.750%, 9/25/2035	308,035
	Residential Funding Mortgage Security I Trust
597,576	6.000%, 7/25/2037	537,026
	Structured Adjustable Rate Mortgage Loan Trust
355,831	2.782%, 1/25/2035	291,139
241,247	2.939%, 7/25/2035	205,194
377,435	3.082%, 9/25/2035	309,976
	Structured Asset Mortgage Investments, Inc.
843,534	0.763%, 12/25/2035[h]	596,391
	WaMu Mortgage Pass Through Certificates
119,222	5.000%, 11/25/2018	121,323
168,287	2.008%, 1/25/2037	141,646
299,665	1.177%, 1/25/2047[h]	229,719
	Washington Mutual Mortgage Pass Through Certificates
436,743	1.187%, 2/25/2047[h]	306,443
	Wells Fargo Mortgage Backed Securities Trust
152,488	2.855%, 3/25/2036	149,208
535,724	2.990%, 7/25/2036	523,031
258,999	6.000%, 7/25/2037	258,484
304,040	6.000%, 7/25/2037	299,681

	Total	11,550,695

Commercial Mortgage-Backed Securities (<0.1%)
	Bear Stearns Commercial Mortgage Securities Trust
200,000	5.568%, 10/12/2041	200,758

	Total	200,758

Communications Services (1.4%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[g]	200,000
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	296,963
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	78,162
	American Tower Corporation
65,000	2.800%, 6/1/2020	66,516
	AT&T, Inc.
86,000	5.875%, 10/1/2019	97,291
65,000	1.561%, 6/30/2020[h]	64,746
60,000	2.800%, 2/17/2021	61,562
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[g]	103,784
	CC Holdings GS V, LLC
63,000	2.381%, 12/15/2017	63,818
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[g]	314,150
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	233,737
40,000	7.500%, 4/1/2024	40,350
	Charter Communications Operating, LLC
32,000	3.579%, 7/23/2020[g]	33,454
32,000	4.464%, 7/23/2022[g]	34,392
	Clear Channel Worldwide Holdings, Inc.
200,000	6.500%, 11/15/2022	200,000
	Columbus International, Inc.
205,000	7.375%, 3/30/2021[g]	216,480
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	36,538

The accompanying Notes to Financial Statements are an integral part of this schedule.

103

Balance Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value
Communications Services (1.4%) - continued
	Digicel, Ltd.
$257,936	6.000%, 4/15/2021*	$221,103
	Frontier Communications Corporation
275,000	8.875%, 9/15/2020	293,562
	Hughes Satellite Systems Corporation
246,000	6.500%, 6/15/2019	265,680
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[g]	114,312
	SBA Tower Trust
84,000	5.101%, 4/17/2017[g]	84,272
	Sprint Corporation
290,000	7.625%, 2/15/2025	229,462
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	80,089
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	261,250
	Univision Communications, Inc.
200,000	5.125%, 5/15/2023[g]	198,500
	UPCB Finance V, Ltd.
292,500	7.250%, 11/15/2021[g]	304,931
	Verizon Communications, Inc.
237,000	2.625%, 2/21/2020	245,263
106,000	4.500%, 9/15/2020	117,655

	Total	4,558,022

Consumer Cyclical (1.5%)
	AmeriGas Finance, LLC
100,000	5.625%, 5/20/2024	100,750
	BMW US Capital, LLC
80,000	1.500%, 4/11/2019[g]	80,573
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	260,370
	Corrections Corporation of America
190,000	5.000%, 10/15/2022	197,125
	Daimler Finance North America, LLC
55,000	1.875%, 1/11/2018[g]	55,502
	eBay, Inc.
55,000	2.500%, 3/9/2018	56,004
	ERAC USA Finance, LLC
106,000	2.350%, 10/15/2019[g]	108,001
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	137,739
87,000	2.597%, 11/4/2019	89,008
	General Motors Financial Company, Inc.
227,936	3.250%, 5/15/2018	232,661
150,000	4.375%, 9/25/2021	158,287
	Home Depot, Inc.
65,000	1.023%, 9/15/2017[h]	65,247
65,000	2.625%, 6/1/2022	68,025
	Hyundai Capital America
84,000	1.450%, 2/6/2017[g]	84,100
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[g]	283,579
	KB Home
189,000	4.750%, 5/15/2019	189,473
	L Brands, Inc.
273,000	6.625%, 4/1/2021	307,125
	Lennar Corporation
225,000	4.500%, 11/15/2019	234,371
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[g]	205,500
	Macy’s Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	69,894
	MGM Resorts International
300,000	6.000%, 3/15/2023	316,500
	Newell Rubbermaid, Inc.
55,000	3.150%, 4/1/2021	57,298
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	62,604
	Royal Caribbean Cruises, Ltd.
517,936	5.250%, 11/15/2022	545,128
	Six Flags Entertainment Corporation
200,000	5.250%, 1/15/2021[g]	206,250
	Toll Brothers Finance Corporation
76,000	4.000%, 12/31/2018	78,774
	Visa, Inc.
65,000	2.200%, 12/14/2020	67,020
	Walgreens Boots Alliance, Inc.
55,000	1.750%, 5/30/2018	55,430
55,000	2.600%, 6/1/2021	56,026
	West Corporation
210,000	5.375%, 7/15/2022[g]	195,300
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[g]	310,338

	Total	4,934,002

Consumer Non-Cyclical (1.7%)
	Actavis Funding SCS
40,000	1.911%, 3/12/2020[h]	40,122
	Amgen, Inc.
65,000	2.125%, 5/1/2020	66,027
	Anheuser-Busch InBev Finance, Inc.
90,000	1.897%, 2/1/2021[h]	92,729
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	120,000
	BAT International Finance plc
65,000	1.163%, 6/15/2018[g,h]	64,876
	Becton, Dickinson and Company
80,000	1.450%, 5/15/2017	80,208
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	45,535
	Bunge Limited Finance Corporation
65,000	3.500%, 11/24/2020	68,134
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,753
	Celgene Corporation
65,000	3.550%, 8/15/2022	68,099
	Centene Escrow Corporation
300,000	5.625%, 2/15/2021[g]	312,750
	CHS/Community Health Systems, Inc.
273,000	7.125%, 7/15/2020	253,096
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022	200,000
	CVS Health Corporation
86,000	2.250%, 12/5/2018	87,972

The accompanying Notes to Financial Statements are an integral part of this schedule.

104

Balance Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value
Consumer Non-Cyclical (1.7%) - continued
	EMD Finance, LLC
$39,000	1.006%, 3/17/2017[g,h]	$38,977
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[g]	296,475
	Express Scripts Holding Company
55,000	3.900%, 2/15/2022	58,942
	Forest Laboratories, Inc.
109,000	4.375%, 2/1/2019[g]	114,967
	Fresenius Medical Care US Finance, Inc.
227,936	5.750%, 2/15/2021[g]	253,009
	Gilead Sciences, Inc.
65,000	3.250%, 9/1/2022	69,218
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	203,500
	HCA, Inc.
227,936	4.750%, 5/1/2023	233,634
	Iconix Brand Group, Inc., Convertible
240,000	1.500%, 3/15/2018	194,100
	Intercept Pharmaceuticals, Inc. Convertible
150,000	3.250%, 7/1/2023	154,710
	JBS USA, LLC
290,000	5.750%, 6/15/2025[g]	272,600
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,749
	Land O’Lakes, Inc.
260,000	8.000%, 12/31/2049[g,l]	265,850
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	67,904
	Merck & Company, Inc.
40,000	1.005%, 2/10/2020[h]	40,015
	Mondelez International, Inc.
56,000	2.250%, 2/1/2019	57,221
	Mylan NV
65,000	2.500%, 6/7/2019[g]	65,863
30,000	3.750%, 12/15/2020[g]	31,277
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024[g]	209,250
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	219,958
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	36,998
	SABMiller plc
78,000	6.500%, 7/15/2018[g]	85,556
	Safeway, Inc.
17,000	3.400%, 12/1/2016	16,958
	Spectrum Brands Escrow Corporation
183,000	6.375%, 11/15/2020	191,006
	Spectrum Brands, Inc.
130,000	5.750%, 7/15/2025	135,363
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	204,000
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[g]	195,501
	WM Wrigley Jr. Company
48,000	2.000%, 10/20/2017[g]	48,510

	Total	5,362,412

Energy (0.9%)
	Anadarko Petroleum Corporation
60,000	8.700%, 3/15/2019	68,425
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	192,000
	Boardwalk Pipelines, Ltd.
79,000	5.875%, 11/15/2016	80,094
	BP Capital Markets plc
60,000	1.676%, 5/3/2019	60,481
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	101,411
	Chevron Corporation
65,000	1.136%, 11/16/2018[h]	64,728
	Concho Resources, Inc.
277,936	6.500%, 1/15/2022	284,537
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023[g]	184,000
	Ecopetrol SA
40,000	5.875%, 9/18/2023	41,200
	Enbridge, Inc.
54,000	1.136%, 6/2/2017[f,h]	53,056
	EQT Corporation
88,000	8.125%, 6/1/2019	96,949
	Exxon Mobil Corporation
80,000	1.708%, 3/1/2019	81,300
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	67,194
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[g]	202,020
	Occidental Petroleum Corporation
65,000	2.600%, 4/15/2022	66,605
	Pacific Drilling V, Ltd.
200,000	7.250%, 12/1/2017[g]	82,000
	Petrobras International Finance Company
140,000	5.750%, 1/20/2020	135,254
	Petroleos Mexicanos
171,000	5.500%, 2/4/2019[g]	179,721
	Pioneer Natural Resources Company
22,000	3.450%, 1/15/2021	22,717
	Sabine Pass Liquefaction, LLC
300,000	5.625%, 3/1/2025	298,875
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[g]	67,792
	Shell International Finance BV
65,000	1.080%, 5/11/2020[h]	64,147
	Sunoco Logistics Partners Operations, LP
65,000	4.400%, 4/1/2021	68,497
	Transcontinental Gas Pipe Line Company, LLC
60,000	7.850%, 2/1/2026[g]	74,670
	Weatherford International, Ltd.
100,000	8.250%, 6/15/2023	95,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

105

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value
Energy (0.9%) - continued
	Whiting Petroleum Corporation, Convertible
$160,000	1.250%, 4/1/2020	$126,600

	Total	2,859,273

Financials (4.0%)
	Abbey National Treasury Services plc
100,000	1.037%, 9/29/2017[h]	99,514
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	67,993
	Aetna, Inc.
65,000	1.900%, 6/7/2019	65,844
	Air Lease Corporation
100,000	2.125%, 1/15/2018	99,500
32,000	2.625%, 9/4/2018	31,993
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	331,500
	American Express Credit Corporation
65,000	1.706%, 9/14/2020[h]	65,199
	AMG Capital Trust II, Convertible
2,250	5.150%, 10/15/2037	122,906
	Australia and New Zealand Banking Group, Ltd.
200,000	6.750%, 12/29/2049[f,g,l]	206,476
	Aviation Capital Group Corporation
51,000	3.875%, 9/27/2016[g]	51,073
	Bank of America Corporation
120,000	5.700%, 5/2/2017	124,221
102,000	1.700%, 8/25/2017	102,382
209,000	1.717%, 3/22/2018[h]	210,094
80,000	5.650%, 5/1/2018	85,732
215,000	6.300%, 12/29/2049[l]	228,438
77,000	8.000%, 12/29/2049[l]	76,519
	BB&T Corporation
130,000	2.050%, 6/19/2018	132,108
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	129,618
	Blackstone Mortgage Trust, Inc., Convertible
110,000	5.250%, 12/1/2018	116,738
	BNP Paribas SA
84,000	2.375%, 9/14/2017	85,210
300,000	7.625%, 12/29/2049[g,l]	300,000
	Caisse Centrale Desjardins du Quebec
45,000	1.303%, 1/29/2018[g,h]	44,880
	Central Fidelity Capital Trust I
310,000	1.628%, 4/15/2027[h]	269,700
	CIT Group, Inc.
225,000	3.875%, 2/19/2019	226,125
	Citigroup, Inc.
144,000	1.850%, 11/24/2017	144,794
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
160,000	11.000%, 12/29/2049[g,l]	190,800
	Credit Agricole SA
45,000	1.628%, 6/10/2020[g,h]	44,833
	Credit Suisse Group AG
255,000	7.500%, 12/11/2049[g,l]	256,275
	CyrusOne, LP
227,936	6.375%, 11/15/2022	237,053
	Discover Bank
28,000	8.700%, 11/18/2019	32,970
	Discover Financial Services
47,000	6.450%, 6/12/2017	48,873
	Duke Realty, LP
96,000	8.250%, 8/15/2019	113,975
	Fifth Third Bancorp
167,000	5.450%, 1/15/2017	170,718
	Goldman Sachs Group, Inc.
52,000	2.625%, 1/31/2019	53,220
78,000	7.500%, 2/15/2019	89,202
45,000	1.798%, 4/23/2020[h]	44,869
65,000	2.274%, 11/29/2023[h]	64,861
	Goldman Sachs Group, Inc., Convertible
1,600,000	0.500%, 9/24/2022	1,717,120
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	131,718
	HCP, Inc.
88,000	3.750%, 2/1/2019	91,119
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	91,208
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	62,526
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	82,873
	Hutchison Whampoa Finance CI, Ltd.
99,000	1.625%, 10/31/2017[g]	99,451
	Icahn Enterprises, LP
300,000	6.000%, 8/1/2020	296,250
	ILFC E-Capital Trust II
370,000	4.230%, 12/21/2065[g,h]	292,300
	ING Capital Funding Trust III
68,000	4.231%, 12/29/2049[h,l]	66,045
	International Lease Finance Corporation
250,000	5.875%, 8/15/2022	270,625
	Intesa Sanpaolo SPA
30,000	3.875%, 1/16/2018	30,780
132,000	3.875%, 1/15/2019	135,670
	J.P. Morgan Chase & Company
52,000	6.300%, 4/23/2019	58,454
25,000	2.250%, 1/23/2020	25,344
90,000	2.700%, 5/18/2023	90,915
54,000	7.900%, 4/29/2049[l]	55,080
325,000	6.750%, 8/29/2049[l]	357,906
	KeyCorp
68,000	2.300%, 12/13/2018	69,108
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[g]	38,648
	Lloyds Bank plc
40,000	1.175%, 3/16/2018[h]	39,784
	Macquarie Bank, Ltd.
60,000	1.808%, 1/15/2019[g,h]	60,369
	Mellon Capital IV
340,000	4.000%, 6/29/2049[h,l]	272,850
	MetLife, Inc.
100,000	1.903%, 12/15/2017	100,906
	Mizuho Corporate Bank, Ltd.
59,000	1.550%, 10/17/2017[g]	59,097

The accompanying Notes to Financial Statements are an integral part of this schedule.

106

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value
Financials (4.0%) - continued
	Morgan Stanley
$106,000	6.625%, 4/1/2018	$114,880
45,000	1.774%, 1/27/2020[h]	45,174
75,000	4.875%, 11/1/2022	82,129
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	205,000
	Murray Street Investment Trust I
173,000	4.647%, 3/9/2017	176,886
	National City Corporation
56,000	6.875%, 5/15/2019	63,121
	New York Life Global Funding
65,000	1.550%, 11/2/2018[g]	65,603
	Nomura Holdings, Inc.
56,000	2.750%, 3/19/2019	57,307
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[g]	284,675
	Realty Income Corporation
95,000	2.000%, 1/31/2018	95,790
	Regions Bank
43,000	7.500%, 5/15/2018	47,158
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	56,611
	Reinsurance Group of America, Inc.
104,000	5.625%, 3/15/2017	106,975
	Royal Bank of Scotland Group plc
350,000	7.640%, 3/29/2049[l]	332,500
320,000	7.648%, 8/29/2049[l]	377,600
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	67,227
90,000	2.500%, 7/15/2021	92,724
	State Street Capital Trust IV
306,000	1.653%, 6/15/2037[h]	255,611
	State Street Corporation
65,000	1.526%, 8/18/2020[h]	65,237
	Sumitomo Mitsui Banking Corporation
156,000	1.300%, 1/10/2017	156,096
55,000	1.213%, 1/16/2018[h]	54,883
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	56,946
	Synchrony Financial
159,000	1.875%, 8/15/2017	159,249
30,000	1.867%, 2/3/2020[h]	29,062
	Toronto-Dominion Bank
60,000	1.475%, 1/22/2019[h]	60,404
65,000	1.586%, 12/14/2020[h]	65,365
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	69,538
	USB Realty Corporation
340,000	1.775%, 12/29/2049[g,h,l]	271,575
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	85,572
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[k,m]	0
	Wells Fargo & Company
45,000	1.318%, 1/30/2020[h]	44,722

	Total	13,007,972

Foreign Government (7.6%)
	Argentina Government International Bond
370,000	6.250%, 4/22/2019[g]	385,725
150,000	6.875%, 4/22/2021[g]	159,975
175,000	7.625%, 4/22/2046[g]	189,000
	Brazil Government International Bond
432,000	5.875%, 1/15/2019	472,176
491,000	4.875%, 1/22/2021	517,269
700,000	2.625%, 1/5/2023	638,050
138,000	6.000%, 4/7/2026	149,730
630,000	5.000%, 1/27/2045	565,425
	Colombia Government International Bond
365,000	2.625%, 3/15/2023	352,772
350,000	4.000%, 2/26/2024[f]	365,575
205,000	5.625%, 2/26/2044	227,038
625,000	5.000%, 6/15/2045	648,438
	Croatia Government International Bond
126,000	6.750%, 11/5/2019[g]	137,182
490,000	6.625%, 7/14/2020[g]	534,590
	Export-Import Bank of Korea
45,000	2.250%, 1/21/2020	45,685
	Hungary Government International Bond
562,000	5.750%, 11/22/2023	639,781
564,000	5.375%, 3/25/2024	629,988
	Indonesia Government International Bond
390,000	4.875%, 5/5/2021[g]	423,438
415,000	3.375%, 4/15/2023[g]	417,253
432,000	5.875%, 1/15/2024[g]	499,594
360,000	4.125%, 1/15/2025[g]	374,926
280,000	4.750%, 1/8/2026[g]	304,884
760,000	5.125%, 1/15/2045[g]	806,313
	Mexico Government International Bond
344,000	3.625%, 3/15/2022	362,576
446,000	4.000%, 10/2/2023	480,141
490,000	3.600%, 1/30/2025	512,050
420,000	4.125%, 1/21/2026[f]	455,280
144,000	6.050%, 1/11/2040	181,080
344,000	4.750%, 3/8/2044	370,660
288,000	5.550%, 1/21/2045	344,880
504,000	4.600%, 1/23/2046	531,720
	Panama Government International Bond
280,000	4.000%, 9/22/2024	300,300
280,000	3.750%, 3/16/2025	295,400
144,000	6.700%, 1/26/2036	191,160
	Peru Government International Bond
138,000	5.625%, 11/18/2050	171,120
808,000	4.125%, 8/25/2027[f]	886,780
	Philippines Government International Bond
265,000	7.750%, 1/14/2031	411,286
165,000	6.375%, 10/23/2034	239,950
140,000	5.000%, 1/13/2037	180,503
280,000	3.950%, 1/20/2040	322,489
590,000	3.700%, 3/1/2041	657,484
	Romania Government International Bond
276,000	4.375%, 8/22/2023[g]	295,320
130,000	4.875%, 1/22/2024[g]	143,338

The accompanying Notes to Financial Statements are an integral part of this schedule.

107

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value
Foreign Government (7.6%) - continued
	Russia Government International Bond
$288,000	3.500%, 1/16/2019[g]	$297,413
1,100,000	5.000%, 4/29/2020[g]	1,186,812
700,000	4.875%, 9/16/2023[g]	763,518
406,800	7.500%, 3/31/2030[g]	496,296
432,000	5.625%, 4/4/2042[g]	488,540
	South Africa Government International Bond
340,000	5.500%, 3/9/2020	367,200
295,000	5.875%, 5/30/2022[f]	328,335
70,000	5.375%, 7/24/2044	73,251
	Turkey Government International Bond
432,000	7.500%, 11/7/2019	493,383
800,000	7.000%, 6/5/2020	907,336
565,000	5.125%, 3/25/2022	604,118
288,000	6.250%, 9/26/2022	325,673
144,000	5.750%, 3/22/2024	160,576
563,000	4.250%, 4/14/2026	571,529
290,000	4.875%, 10/9/2026	305,382
278,000	4.875%, 4/16/2043	271,398
310,000	6.625%, 2/17/2045	376,470

	Total	24,835,554

Mortgage-Backed Securities (5.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
22,073	5.500%, 12/1/2017	22,508
1,430,000	3.000%, 7/1/2031[d]	1,500,103
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,583	9.000%, 11/1/2024	13,151
581	9.000%, 4/1/2025	673
258	8.500%, 9/1/2025	258
4,250	8.000%, 6/1/2027	5,236
901	8.500%, 7/1/2027	1,040
3,176	8.000%, 10/1/2027	3,719
1,671	8.000%, 8/1/2030	1,934
1,180,000	4.000%, 7/1/2046[d]	1,262,969
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
500,000	2.500%, 8/1/2028[d]	516,513
600,000	2.500%, 7/1/2031[d]	620,753
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,119	10.500%, 8/1/2020	1,193
3,728	9.500%, 4/1/2025	3,745
683	8.500%, 11/1/2025	769
1,169	8.500%, 5/1/2026	1,219
278	8.000%, 8/1/2026	279
770	8.000%, 11/1/2026	907
11,041	8.000%, 9/1/2027	12,939
3,151	8.000%, 12/1/2027	3,188
4,973	8.500%, 4/1/2030	6,445
7,175,000	3.500%, 7/1/2046[d]	7,570,746
3,775,000	4.000%, 7/1/2046[d]	4,047,399
1,950,000	4.500%, 7/1/2046[d]	2,128,537
	Government National Mortgage Association 30-Yr. Pass Through
1,524	9.500%, 1/15/2025	1,606
754	6.000%, 5/15/2026	862
5,032	8.500%, 6/15/2026	5,115
1,507	8.500%, 7/15/2026	1,712
5,957	8.000%, 9/15/2026	6,862
2,477	7.500%, 10/15/2026	2,740
30	8.000%, 11/15/2026	30
112	8.500%, 11/15/2026	112
1,022	9.000%, 12/15/2026	1,254
9,663	7.500%, 4/15/2027	10,928
2,058	8.000%, 6/20/2027	2,518
134	8.000%, 8/15/2027	135
7,215	7.500%, 7/15/2028	7,280
24,065	6.000%, 12/15/2028	27,704
26,514	6.000%, 6/15/2029	30,630
9,009	8.000%, 5/15/2030	9,142

	Total	17,834,853

Technology (1.1%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[g]	186,713
	Apple, Inc.
65,000	0.927%, 5/6/2020[h]	64,343
	Automatic Data Processing, Inc.
65,000	2.250%, 9/15/2020	67,533
	Cisco Systems, Inc.
60,000	1.254%, 2/21/2018[h]	60,371
65,000	1.173%, 3/1/2019[h]	65,233
	Denali Borrower, LLC
425,000	5.625%, 10/15/2020[g]	445,825
	Diamond 1 Finance Corporation
55,000	3.480%, 6/1/2019[g]	56,343
	Equinix, Inc.
200,000	5.750%, 1/1/2025	207,000
	Fidelity National Information Services, Inc.
109,000	1.450%, 6/5/2017	108,871
65,000	3.625%, 10/15/2020	68,713
	First Data Corporation
200,000	5.375%, 8/15/2023[g]	203,102
	Freescale Semiconductor, Inc.
245,000	6.000%, 1/15/2022[g]	258,353
	Hewlett Packard Enterprise Company
64,000	3.600%, 10/15/2020[g]	66,802
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[g]	254,375
	Intel Corporation
90,000	1.700%, 5/19/2021	90,841
65,000	3.100%, 7/29/2022	69,597
	Intel Corporation, Convertible
190,000	2.950%, 12/15/2035	245,694
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	129,390
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	164,725
195,000	3.000%, 11/15/2043	148,931
	NXP Semiconductors NV, Convertible
202,000	1.000%, 12/1/2019	219,549
	Oracle Corporation
65,000	2.500%, 5/15/2022	66,417
	Sensata Technologies BV
280,000	4.875%, 10/15/2023[g]	280,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

108

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.6%)	Value
Technology (1.1%) - continued
	Texas Instruments, Inc.
$65,000	1.750%, 5/1/2020	$65,988
	Tyco Electronics Group SA
130,000	6.550%, 10/1/2017	138,199

	Total	3,732,908

Transportation (0.3%)
	Air Canada Pass Through Trust
24,251	3.875%, 3/15/2023[g]	22,736
	American Airlines Pass Through Trust
47,049	4.950%, 1/15/2023	51,166
	Avis Budget Car Rental, LLC
195,000	5.125%, 6/1/2022[g]	188,175
	Continental Airlines, Inc.
158,630	6.250%, 4/11/2020	168,782
	Delta Air Lines, Inc.
70,378	4.950%, 5/23/2019	74,424
	ERAC USA Finance, LLC
60,000	2.600%, 12/1/2021[g]	60,978
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	67,827
	Korea Expressway Corporation
93,000	1.625%, 4/28/2017[g]	93,285
	United Airlines 2015-1 Class A Pass Through Trust
65,000	3.700%, 12/1/2022	66,950
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f,g]	190,750

	Total	985,073

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
195,000	1.875%, 6/30/2020	202,465
585,000	2.125%, 6/30/2022	616,809
1,450,000	1.625%, 2/15/2026	1,466,313

	Total	2,285,587

Utilities (0.9%)
	AES Corporation
227,936	7.375%, 7/1/2021	256,998
	Ameren Corporation
65,000	2.700%, 11/15/2020	66,943
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	40,973
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	98,608
	Calpine Corporation
210,000	5.375%, 1/15/2023	204,750
	DTE Energy Company
96,000	2.400%, 12/1/2019	98,022
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022	154,400
	EDP Finance BV
96,000	4.125%, 1/15/2020[g]	99,034
	El Paso Corporation
50,000	7.000%, 6/15/2017	52,071
	Electricite de France SA
280,000	5.250%, 12/29/2049[g,l]	268,772
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019[g]	25,291
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	272,600
	Eversource Energy
30,000	1.600%, 1/15/2018	30,180
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	57,536
30,000	2.950%, 1/15/2020	30,860
	MPLX LP
300,000	4.875%, 12/1/2024[g]	292,248
	NextEra Energy Capital Holdings, Inc.
55,000	2.300%, 4/1/2019	56,066
	NiSource Finance Corporation
41,000	6.400%, 3/15/2018	44,381
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	224,517
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	68,946
	PG&E Corporation
57,000	2.400%, 3/1/2019	58,118
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	55,760
	Sempra Energy
100,000	6.150%, 6/15/2018	108,763
25,000	2.400%, 3/15/2020	25,520
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,734
	Southern Company
50,000	1.850%, 7/1/2019	50,632
	Xcel Energy, Inc.
65,000	1.200%, 6/1/2017	65,041

	Total	2,827,764

	Total Long-Term Fixed Income (cost $102,688,536)	103,359,560

Shares	Registered Investment Companies (3.4%)
Equity Funds/ETFs (1.5%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	170,771
15,400	BlackRock Resources & Commodities Strategy Trust	118,580
6,800	Guggenheim Multi-Asset Income ETF	128,860
8,850	iShares MSCI EAFE Index Fund	493,919
47,810	Materials Select Sector SPDR Fund	2,215,515
30,260	Utilities Select Sector SPDR Fund	1,587,742

	Total	4,715,387

Fixed Income Funds/ETFs (1.9%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	414,683
21,125	Doubleline Income Solutions Fund	387,644
13,042	First Trust High Income Long/Short Fund	193,413
4,797	iShares J.P. Morgan USD Emerging Markets Bond ETF	552,375
79,271	MFS Intermediate Income Trust	367,817
25,714	PIMCO Dynamic Credit Income Fund	491,909
89,820	PowerShares Senior Loan Portfolio	2,063,165

The accompanying Notes to Financial Statements are an integral part of this schedule.

109

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (3.4%)	Value
Fixed Income Funds/ETFs (1.9%) - continued
63,832	Templeton Global Income Fund	$405,972
6,430	Vanguard Short-Term Corporate Bond ETF	519,801
29,063	Western Asset Emerging Markets Debt Fund, Inc.	446,989
46,185	Western Asset High Income Opportunity Fund, Inc.	226,306

	Total	6,070,074

	Total Registered Investment Companies (cost $10,681,639)	10,785,461

	Preferred Stock (1.8%)
Consumer Staples (0.1%)
12,800	CHS, Inc., 7.100%[l]	372,480

	Total	372,480

Financials (1.6%)
3,174	Agribank FCB, 6.875%[l]	334,758
5,400	American Tower Corporation, Convertible, 5.500%	606,528
308	Bank of America Corporation, Convertible, 7.250%[l]	368,060
25,915	Citigroup, Inc., 6.875%[l]	737,282
2,485	Cobank ACB, 6.250%[l]	256,421
6,250	Farm Credit Bank of Texas, 6.750%[l]	650,586
13,000	GMAC Capital Trust I, 6.402%[h]	322,660
13,000	Goldman Sachs Group, Inc., 5.500%[l]	344,240
520	M&T Bank Corporation, 6.375%[l]	538,362
12,800	Morgan Stanley 7.125%[l]	379,776
8,640	U.S. Bancorp, 6.500%[l]	266,112
320	Wells Fargo & Company, Convertible, 7.500%[l]	415,744

	Total	5,220,529

Health Care (0.1%)
255	Allergan plc, Convertible, 5.50%	212,288

	Total	212,288

	Total Preferred Stock (cost $5,395,866)	5,805,297

	Collateral Held for Securities Loaned (1.3%)
4,194,070	Thrivent Cash Management Trust	4,194,070

	Total Collateral Held for Securities Loaned (cost $4,194,070)	4,194,070

Shares or Principal Amount	Short-Term Investments (8.9%)[n]
	Federal Home Loan Bank Discount Notes
200,000	0.380%, 8/17/2016[o]	199,935
100,000	0.410%, 9/21/2016[o]	99,936
	Thrivent Core Short-Term Reserve Fund
2,853,332	0.580%	28,533,320

	Total Short-Term Investments (cost $28,833,128)	28,833,191

	Total Investments (cost $340,181,389) 106.6%	$347,382,192

	Other Assets and Liabilities, Net (6.6%)	(21,518,296)

	Total Net Assets 100.0%	$325,863,896

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $20,911,832 or 6.4% of total net assets.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
j	All or a portion of the security is insured or guaranteed.
k	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	Defaulted security. Interest is not being accrued.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Portfolio as of June 30, 2016 was $2,496,259 or 0.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$271,144
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	201,622
Digicel, Ltd., 4/15/2021	8/19/2013	254,590
NRZ Advance Receivables Trust, 6/15/2049	6/23/2016	450,999

The accompanying Notes to Financial Statements are an integral part of this schedule.

110

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	$548,716
Pretium Mortgage Credit Partners I, LLC, 7/25/2031	6/17/2016	250,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	139,373
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	141,073
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	481,953

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of June 30, 2016:

Securities Lending Transactions
Common Stock	$1,405,321
Taxable Debt Security	2,685,502

Total lending	$4,090,823
Gross amount payable upon return of collateral for securities loaned	$4,194,070

Net amounts due to counterparty	$103,247

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

111

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Basic Materials (0.6%)
	Alpha Natural Resources, Inc., Term Loan
$399,196	3.500%, 5/22/2020[b]	$185,626
	Fortescue Metals Group, Ltd., Term Loan
1,007,862	4.250%, 6/30/2019	962,508
	Ineos US Finance, LLC, Term Loan
846,236	3.750%, 12/15/2020	824,378
	NewPage Corporation, Delayed Draw
159,250	11.000%, 7/26/2017	158,056
	NewPage Corporation, Term Loan
163,727	11.000%, 7/26/2017	90,868
791,375	0.000%, 2/11/2021[b]	106,836
	Tronox Pigments BV, Term Loan
805,175	4.500%, 3/19/2020	768,942

	Total	3,097,214

Capital Goods (0.4%)
	Accudyne Industries, LLC, Term Loan
479,384	4.000%, 12/13/2019	429,048
	ADS Waste Holdings, Inc., Term Loan
561,833	3.750%, 10/9/2019	552,002
	Berry Plastics Group, Inc., Term Loan
580,500	3.500%, 2/8/2020	576,146
	Rexnord, LLC, Term Loan
398,337	4.000%, 8/21/2020	392,971

	Total	1,950,167

Communications Services (3.3%)
	Atlantic Broadband Penn, LLC, Term Loan
105,607	3.250%, 11/30/2019	105,376
	Birch Communication Inc., Term Loan
653,502	7.750%, 7/17/2020	535,872
	Block Communications, Inc., Term Loan
814,925	4.000%, 11/7/2021	813,906
	Charter Communications Operating, LLC, Term Loan
58,788	3.000%, 7/1/2020	58,310
	Cincinnati Bell, Inc., Term Loan
669,782	4.000%, 9/10/2020	665,093
	CommScope, Inc., Term Loan
873,400	3.750%, 12/29/2022	872,858
	CSC Holdings, LLC, Term Loan
875,000	5.000%, 10/9/2022	875,219
	Fairpoint Communications, Term Loan
898,469	7.500%, 2/14/2019	894,911
	Grande Communications Networks, LLC, Term Loan
776,024	4.500%, 5/29/2020	760,503
	Gray Television, Inc., Term Loan
431,795	3.938%, 6/13/2021	431,795
	Hargray Communications Group, Inc., Term Loan
657,244	5.250%, 6/26/2019	656,422
	Integra Telecom Holdings, Inc., Term Loan
529,111	5.250%, 8/14/2020	513,571
	Intelsat Jackson Holdings SA, Term Loan
331,029	3.750%, 6/30/2019	300,988
	Level 3 Communications, Inc., Term Loan
800,000	4.000%, 1/15/2020	798,752
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	4.500%, 1/7/2022	706,875
	LTS Buyer, LLC, Term Loan
836,080	4.000%, 4/13/2020	826,156
	NEP/NCP Holdco, Inc., Term Loan
774,220	4.250%, 1/22/2020	755,832
	Numericable US, LLC, Term Loan
855,700	4.563%, 7/29/2022	840,725
64,837	4.750%, 2/10/2023	63,842
	SBA Senior Finance II, LLC, Term Loan
465,500	3.250%, 3/24/2021	460,133
89,100	3.250%, 6/10/2022	87,782
	TNS, Inc., Term Loan
375,774	5.000%, 2/14/2020	375,304
	Univision Communications, Inc., Term Loan
880,008	4.000%, 3/1/2020	874,350
	Virgin Media Investment Holdings, Ltd., Term Loan
403,993	3.649%, 6/30/2023	393,756
	WideOpenWest Finance, LLC, Term Loan
784,876	4.500%, 4/1/2019	781,823
	WMG Acquisition Corporation, Term Loan
583,500	3.750%, 7/1/2020	576,206
	XO Communications, LLC, Term Loan
635,375	4.250%, 3/20/2021	633,520
	Yankee Cable Acquisition, LLC, Term Loan
541,783	4.250%, 3/1/2020	540,429
	Zayo Group, LLC, Term Loan
604,308	3.750%, 5/6/2021	600,423

	Total	16,800,732

Consumer Cyclical (2.3%)
	Amaya BV, Term Loan
1,321,720	5.000%, 8/1/2021	1,278,209
	Burlington Coat Factory Warehouse Corporation, Term Loan
506,237	4.250%, 8/13/2021	504,759
	Cengage Learning Acquisitions, Term Loan
1,160,000	5.250%, 6/7/2023	1,145,500
	Ceridian HCM Holding, Inc., Term Loan
282,095	4.500%, 9/15/2020	272,221
	Charter Communications Operating, LLC, Term Loan
582,000	3.000%, 1/3/2021	578,217
	Chrysler Group, LLC, Term Loan
284,719	3.500%, 5/24/2017	284,363
	Dollar Tree, Inc., Term Loan
388,516	3.500%, 7/6/2022	387,949

The accompanying Notes to Financial Statements are an integral part of this schedule.

112

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Consumer Cyclical (2.3%) - continued
	FCA US, LLC, Term Loan
$158,302	3.250%, 12/31/2018	$157,757
	Golden Nugget, Inc., Delayed Draw
61,762	5.500%, 11/21/2019	61,763
	Golden Nugget, Inc., Term Loan
144,112	5.500%, 11/21/2019	144,112
	IMG Worldwide, Inc., Term Loan
885,426	5.250%, 5/6/2021[c,d]	879,670
400,000	0.000%, 5/6/2022[c,d]	388,000
	Jack Ohio Finance, LLC, Term Loan
454,165	5.000%, 6/20/2019	431,911
	Las Vegas Sands, LLC, Term Loan
487,500	3.250%, 12/19/2020	486,891
	Marina District Finance Company, Inc., Term Loan
188,289	6.500%, 8/15/2018	188,054
	Michaels Stores, Inc., Term Loan
556,160	4.000%, 1/28/2020	555,988
	Mohegan Tribal Gaming Authority, Term Loan
1,097,648	5.500%, 6/15/2018	1,088,592
	Scientific Games International, Inc., Term Loan
585,000	6.000%, 10/18/2020	577,202
1,691,931	6.000%, 10/1/2021[c,d]	1,666,552
	Seminole Hard Rock Entertainment, Inc., Term Loan
309,145	3.500%, 5/14/2020	307,083
	Seminole Indian Tribe of Florida, Term Loan
463,500	3.000%, 4/29/2020	463,963

	Total	11,848,756

Consumer Non-Cyclical (2.4%)
	Albertson’s, LLC, Term Loan
598,500	4.750%, 12/21/2022	597,381
890,000	4.750%, 6/22/2023[c,d]	887,553
	Catalina Marketing Corporation, Term Loan
373,285	4.500%, 4/9/2021	311,383
	CHS/Community Health Systems, Inc., Term Loan
106,745	3.924%, 12/31/2018	105,699
155,674	3.750%, 1/27/2021	151,159
286,436	4.000%, 1/27/2021	278,756
	Endo Luxembourg Finance I Co Sarl, Term Loan
597,000	3.750%, 9/26/2022	586,403
	Hanesbrands, Inc., Term Loan
503,625	3.250%, 4/29/2022	504,884
	JBS USA, LLC, Term Loan
144,275	4.000%, 10/30/2022	143,825
	Libbey Glass, Inc., Term Loan
294,361	3.750%, 4/9/2021	292,339
	LTF Merger Sub, Inc., Term Loan
747,450	4.250%, 6/10/2022	728,764
	Mallinckrodt International Finance SA, Term Loan
333,304	3.500%, 3/19/2021	329,138
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,000,000	5.000%, 5/4/2022	997,250
	MultiPlan, Inc., Term Loan
1,550,000	5.000%, 6/7/2023	1,553,488
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,001,208	4.750%, 6/30/2021	945,310
	Owens-Brockway Glass Container, Inc., Term Loan
898,625	3.500%, 9/1/2022	895,255
	Sterigenics-Nordion Holdings, LLC, Term Loan
426,775	4.250%, 5/16/2022	422,507
	Supervalu, Inc., Term Loan
737,695	5.500%, 3/21/2019[c,d]	735,851
	Valeant Pharmaceuticals International, Inc., Term Loan
2,169,831	5.000%, 4/1/2022	2,109,554

	Total	12,576,499

Energy (0.7%)
	Arch Coal, Inc., Term Loan
782,541	7.500%, 5/16/2018[b]	358,990
	Energy Solutions, LLC, Term Loan
336,104	6.750%, 5/29/2020	326,021
	Exgen Renewables I, LLC, Term Loan
363,672	5.250%, 2/6/2021	362,992
	Houston Fuel Oil Terminal, LLC, Term Loan
498,731	4.250%, 8/19/2021	480,028
	McJunkin Red Man Corporation, Term Loan
295,848	5.000%, 11/8/2019	284,014
	MEG Energy Corporation, Term Loan
582,060	3.750%, 3/31/2020	510,135
	Pacific Drilling SA, Term Loan
582,000	4.500%, 6/3/2018	177,510
	Targa Resources Partners, LP, Term Loan
364,651	5.750%, 2/27/2022	361,005
	Western Refining, Inc., Term Loan
298,469	5.250%, 11/12/2020	287,650
200,000	5.500%, 5/27/2023	194,584

	Total	3,342,929

Financials (0.7%)
	Delos Finance Sarl, Term Loan
630,000	3.500%, 3/6/2021	628,897
	DJO Finance, LLC, Term Loan
297,750	4.250%, 6/7/2020	283,360
	Harland Clarke Holdings Corporation, Term Loan
306,820	7.000%, 5/22/2018	297,616
550,000	7.000%, 12/31/2019	532,125
	MoneyGram International, Inc., Term Loan
513,068	4.250%, 3/27/2020	484,367
	TransUnion, LLC, Term Loan
635,378	3.500%, 4/9/2021	626,743
	WaveDivision Holdings, LLC, Term Loan
827,711	4.000%, 10/15/2019	825,294

	Total	3,678,402

The accompanying Notes to Financial Statements are an integral part of this schedule.

113

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Technology (1.4%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
$1,830,412	4.250%, 2/1/2023	$1,831,273
	Booz Allen Hamilton, Inc., Term Loan
248,062	3.750%, 7/31/2019	247,752
	First Data Corporation, Term Loan
898,956	4.452%, 3/24/2021	894,839
280,000	4.202%, 7/8/2022	277,200
	Micron Technology, Inc., Term Loan
375,000	6.640%, 4/26/2022	376,582
	NXP BV, Term Loan
447,889	3.750%, 12/7/2020	448,448
	ON Semiconductor Corporation, Term Loan
1,450,000	5.250%, 3/31/2023	1,453,625
	SS&C European Holdings SARL, Term Loan
45,781	4.000%, 7/8/2022	45,733
334,570	4.000%, 7/8/2022	334,223
	Western Digital Corporation, Term Loan
1,325,000	6.250%, 4/29/2023	1,329,147
	Zayo Group, LLC, Term Loan
54,081	4.500%, 5/6/2021	54,013

	Total	7,292,835

Transportation (0.6%)
	American Airlines, Inc., Term Loan
667,735	3.250%, 6/27/2020	658,033
	Delta Airlines, Inc., Term Loan
977,152	3.250%, 8/24/2022	974,710
	OSG Bulk Ships, Inc., Term Loan
603,807	5.250%, 8/5/2019	579,654
	XPO Logistics, Inc., Term Loan
1,004,950	5.500%, 11/1/2021	1,004,950

	Total	3,217,347

Utilities (0.2%)
	Calpine Corporation, Term Loan
683,760	3.500%, 5/27/2022	675,781
	Intergen NV, Term Loan
452,334	5.500%, 6/15/2020[c,d]	402,577

	Total	1,078,358

	Total Bank Loans (cost $67,177,423)	64,883,239

	Long-Term Fixed Income (46.3%)
Asset-Backed Securities (3.6%)
	Asset Backed Securities Corporation Home Equity Loan Trust
608,071	0.593%, 7/25/2036[e]	530,569
643,264	0.613%, 11/25/2036[e]	580,166
	Bayview Opportunity Master Fund Trust
370,029	3.623%, 4/28/2030[f]	368,497
449,171	3.228%, 7/28/2034*,g	448,860
1,198,954	3.721%, 2/28/2035*	1,199,126
991,094	3.721%, 7/28/2035[f,g]	989,877
	Citi Held For Asset Issuance
1,132,194	4.480%, 8/15/2022*	1,145,798
	Countrywide Asset-Backed Certificates
47,468	5.329%, 4/25/2047	45,616
	GSAA Home Equity Trust
1,400,962	0.723%, 7/25/2037[e]	1,240,733
	J.P. Morgan Mortgage Acquisition Trust
1,412,720	4.218%, 3/25/2047[g]	957,285
	J.P. Morgan Mortgage Trust
1,148,730	2.881%, 2/25/2036	997,283
	Lehman XS Trust
1,180,875	5.440%, 8/25/2035[g]	1,026,518
	NCF Dealer Floorplan Master Trust
750,000	3.638%, 3/21/2022*,e	733,122
	NRZ Advance Receivables Trust
1,300,000	2.751%, 6/15/2049*,h	1,305,421
	Pretium Mortgage Credit Partners I, LLC
1,000,000	4.000%, 7/25/2031*,g	1,000,355
	Pretium Mortgage Credit Partners, LLC
747,610	4.125%, 10/27/2030*	748,454
	Renaissance Home Equity Loan Trust
338,658	5.746%, 5/25/2036[g]	217,876
618,472	6.011%, 5/25/2036[g]	413,772
900,671	5.797%, 8/25/2036[g]	536,673
	Sunset Mortgage Loan Company, LLC
836,236	4.459%, 9/16/2045*,g	839,554
	Vericrest Opportunity Loan Transferee
1,323,121	3.375%, 10/25/2058*,g	1,309,231
785,937	3.500%, 6/26/2045[f,g]	780,380
763,030	3.625%, 7/25/2045[f,g]	757,756
429,256	3.500%, 2/25/2055*,g	426,849

	Total	18,599,771

Basic Materials (1.0%)
	ArcelorMittal SA
730,000	6.500%, 3/1/2021	750,075
	BHP Billiton Finance USA, Ltd.
400,000	6.250%, 10/19/2075[f]	421,200
	Dow Chemical Company
64,000	8.550%, 5/15/2019	75,970
	First Quantum Minerals, Ltd.
322,000	6.750%, 2/15/2020[f]	268,870
322,000	7.000%, 2/15/2021[f]	258,808
	Glencore Funding, LLC
60,000	1.693%, 4/16/2018[e,f]	57,600
	INEOS Group Holdings SA
400,000	5.875%, 2/1/2019[f]	399,500
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	69,273
	Newmont Mining Corporation, Convertible
670,000	1.625%, 7/15/2017	749,562
	Novelis, Inc.
295,000	8.375%, 12/15/2017	301,638
405,000	8.750%, 12/15/2020	422,212

The accompanying Notes to Financial Statements are an integral part of this schedule.

114

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (46.3%)	Value
Basic Materials (1.0%) - continued
	Royal Gold, Inc., Convertible
$280,000	2.875%, 6/15/2019	$299,600
	RPM International, Inc., Convertible
560,000	2.250%, 12/15/2020	649,600
	Yamana Gold, Inc.
98,000	4.950%, 7/15/2024	96,412

	Total	4,820,320

Capital Goods (2.1%)
	AECOM
945,000	5.875%, 10/15/2024	968,625
	Berry Plastics Corporation
425,000	6.000%, 10/15/2022	439,344
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[f]	820,325
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[f]	734,312
	CNH Industrial Capital, LLC
965,000	4.375%, 11/6/2020	974,650
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	744,600
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	451,000
	General Electric Company
1,067,000	5.000%, 12/29/2049[i]	1,132,087
	Huntington Ingalls Industries, Inc.
935,000	5.000%, 12/15/2021[f]	978,244
	Ingersoll-Rand Luxembourg Finance SA
190,000	2.625%, 5/1/2020	193,065
	L-3 Communications Corporation
123,000	1.500%, 5/28/2017	123,108
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	72,231
	Owens-Brockway Glass Container, Inc.
980,000	5.000%, 1/15/2022[f]	981,225
	Reynolds Group Issuer, Inc.
160,000	5.750%, 10/15/2020	165,200
410,000	6.875%, 2/15/2021	422,300
	Sealed Air Corporation
500,000	4.875%, 12/1/2022[f]	514,375
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[f]	189,162
	Textron, Inc.
137,000	7.250%, 10/1/2019	157,537
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	768,300

	Total	10,829,690

Collateralized Mortgage Obligations (11.9%)
	Adjustable Rate Mortgage Trust
991,984	2.860%, 11/25/2035	864,269
	Alternative Loan Trust
541,712	5.500%, 5/25/2035	540,315
921,860	6.000%, 6/25/2036	726,678
	American Home Mortgage Assets Trust
1,496,088	0.643%, 12/25/2046[e]	940,773
1,466,357	0.643%, 6/25/2047[e]	991,106
	American Home Mortgage Investment Trust
1,395,659	6.250%, 12/25/2036	588,315
	Angel Oak Mortgage Trust
833,261	4.500%, 11/25/2045*,g	835,845
	Banc of America Alternative Loan Trust
370,140	0.953%, 4/25/2035[e]	279,355
1,034,663	6.000%, 11/25/2035	903,025
	Banc of America Funding Corporation
269,779	3.038%, 5/20/2036	224,404
	BCAP, LLC Trust
1,132,368	0.633%, 3/25/2037[e]	949,315
	Bear Stearns Adjustable Rate Mortgage Trust
193,919	2.660%, 10/25/2035[e]	186,180
241,900	2.817%, 2/25/2036	186,114
	Bear Stearns ALT-A Trust
1,127,199	5.212%, 7/25/2035	896,027
	Citicorp Mortgage Securities Trust
326,520	6.000%, 5/25/2037	328,142
	Citigroup Mortgage Loan Trust, Inc.
316,130	5.500%, 11/25/2035	300,324
644,753	3.038%, 3/25/2037	508,405
	CitiMortgage Alternative Loan Trust
445,455	5.750%, 4/25/2037	375,219
	Countrywide Alternative Loan Trust
223,110	0.853%, 2/25/2035[e]	204,671
659,888	2.508%, 10/25/2035	540,655
471,782	2.649%, 10/25/2035	369,165
344,162	5.500%, 2/25/2036	305,173
194,112	6.000%, 4/25/2036	155,186
487,128	6.500%, 8/25/2036	303,167
166,653	6.000%, 1/25/2037	146,750
717,770	5.500%, 5/25/2037	574,048
	Countrywide Home Loan Mortgage Pass Through Trust
1,022,269	2.759%, 11/25/2035	820,446
409,026	2.754%, 2/20/2036	323,508
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
269,189	0.653%, 11/25/2035[e]	135,361
578,676	5.500%, 11/25/2035	562,790
780,095	1.207%, 4/25/2047[e]	658,258
1,228,251	0.666%, 8/25/2047[e]	997,605
	Federal Home Loan Mortgage Corporation
5,338,860	2.500%, 12/15/2022[j]	304,041
1,749,294	2.500%, 5/15/2027[j]	135,146
2,093,099	2.500%, 2/15/2028[j]	185,066
6,424,623	2.500%, 3/15/2028[j]	578,052
3,338,034	3.000%, 4/15/2028[j]	321,047
2,861,578	3.000%, 2/15/2033[j]	335,503
	Federal National Mortgage Association
2,792,197	2.500%, 2/25/2028[j]	243,912
2,318,599	3.000%, 4/25/2028[j]	226,754
2,648,620	3.500%, 1/25/2033[j]	340,221

The accompanying Notes to Financial Statements are an integral part of this schedule.

115

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (46.3%)	Value
Collateralized Mortgage Obligations (11.9%) - continued
	First Horizon Alternative Mortgage Securities Trust
$804,078	2.624%, 3/25/2035	$698,584
817,073	2.757%, 7/25/2035	734,345
817,070	6.000%, 8/25/2036[e]	673,417
	First Horizon Mortgage Pass-Through Trust
773,115	2.877%, 8/25/2037	613,340
	GMAC Mortgage Corporation Loan Trust
1,340,764	3.407%, 5/25/2035	1,230,731
	Government National Mortgage Association
2,586,446	4.000%, 1/16/2027[j]	260,747
	Greenpoint Mortgage Funding Trust
631,018	0.653%, 10/25/2045[e]	489,577
	HarborView Mortgage Loan Trust
1,386,013	3.073%, 7/19/2035	1,196,990
	IndyMac IMJA Mortgage Loan Trust
707,215	6.250%, 11/25/2037	569,869
	IndyMac INDX Mortgage Loan Trust
1,010,613	3.034%, 10/25/2035	824,798
879,497	1.093%, 7/25/2045[e]	719,294
	J.P. Morgan Alternative Loan Trust
953,777	6.500%, 3/25/2036	774,816
	J.P. Morgan Mortgage Trust
190,662	6.500%, 1/25/2035	183,510
765,344	2.882%, 8/25/2035	757,003
1,091,738	2.708%, 10/25/2036	980,332
692,292	0.833%, 1/25/2037[e]	361,996
589,074	2.787%, 1/25/2037	523,013
392,838	6.250%, 8/25/2037	294,606
	Lehman Mortgage Trust
435,997	1.203%, 12/25/2035[e]	299,027
	Master Asset Securitization Trust
522,041	0.953%, 6/25/2036[e]	280,441
	MASTR Alternative Loans Trust
196,417	6.500%, 7/25/2034	197,939
414,774	0.903%, 12/25/2035[e]	190,756
	Merrill Lynch Alternative Note Asset Trust
561,289	6.000%, 3/25/2037	440,268
	Morgan Stanley Mortgage Loan Trust
443,825	2.880%, 11/25/2035	321,140
	MortgageIT Trust
831,383	0.713%, 12/25/2035[e]	742,588
	New Century Alternative Mortgage Loan Trust
1,002,594	6.167%, 7/25/2036[g]	577,526
	Pretium Mortgage Credit Partners, LLC
1,136,567	4.375%, 11/27/2030*	1,139,523
	Residential Accredit Loans, Inc. Trust
1,547,693	3.791%, 9/25/2035	1,267,369
602,205	5.750%, 9/25/2035	533,138
894,876	6.000%, 4/25/2036	733,275
738,361	6.000%, 1/25/2037	607,449
1,269,094	5.750%, 4/25/2037	1,042,778
777,666	6.250%, 4/25/2037	658,548
311,963	6.000%, 6/25/2037	253,490
1,293,846	0.643%, 7/25/2037[e]	1,016,155
	Residential Asset Securitization Trust
806,859	6.239%, 8/25/2022	702,690
468,258	5.500%, 4/25/2035	468,585
779,981	0.833%, 8/25/2037[e]	206,515
	Residential Funding Mortgage Security I Trust
695,480	5.750%, 2/25/2036	645,723
932,966	6.000%, 7/25/2037	838,431
	Sequoia Mortgage Trust
1,745,874	3.018%, 9/20/2046	1,395,920
	Structured Adjustable Rate Mortgage Loan Trust
219,309	3.025%, 12/25/2034	212,850
665,508	2.939%, 7/25/2035	566,053
356,204	3.082%, 9/25/2035	292,540
583,983	2.805%, 5/25/2036	445,305
	Structured Asset Mortgage Investments, Inc.
1,424,534	0.763%, 12/25/2035[e]	1,007,167
746,528	0.663%, 5/25/2046[e]	514,814
	Suntrust Alternative Loan Trust
772,821	5.750%, 12/25/2035	695,944
	WaMu Mortgage Pass Through Certificates
1,099,146	4.041%, 8/25/2036	991,060
588,285	2.204%, 11/25/2036	517,810
1,199,765	2.008%, 1/25/2037	1,009,833
111,493	2.448%, 8/25/2046	96,434
506,119	1.357%, 9/25/2046[e]	383,160
1,498,729	1.397%, 9/25/2046[e]	1,233,544
1,389,163	1.230%, 12/25/2046[e]	1,075,436
539,444	1.928%, 3/25/2047[e]	426,316
	Washington Mutual Mortgage Pass Through Certificates
469,991	1.053%, 6/25/2035[e]	352,374
720,752	6.000%, 11/25/2035	641,441
1,010,307	7.000%, 4/25/2037	555,289
1,497,682	1.187%, 2/25/2047[e]	1,050,857
1,042,279	7.000%, 2/25/2036	750,732
	Wells Fargo Mortgage Backed Securities Trust
1,178,592	2.990%, 7/25/2036	1,150,669
364,848	6.000%, 7/25/2037	359,617
507,819	6.000%, 11/25/2037	502,946

	Total	60,668,769

Commercial Mortgage-Backed Securities (0.3%)
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	672,394
	Morgan Stanley Capital, Inc.
995,763	5.406%, 3/15/2044	1,014,867

	Total	1,687,261

Communications Services (2.9%)
	Altice US Finance I Corporation
725,000	5.500%, 5/15/2026[f]	725,000
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,069,065
	American Tower Corporation
60,000	2.800%, 6/1/2020	61,400
98,000	3.450%, 9/15/2021	102,004

The accompanying Notes to Financial Statements are an integral part of this schedule.

116

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (46.3%)	Value
Communications Services (2.9%) - continued
	AT&T, Inc.
$104,000	5.875%, 10/1/2019	$117,654
65,000	1.561%, 6/30/2020[e]	64,746
80,000	2.800%, 2/17/2021	82,083
	CC Holdings GS V, LLC
72,000	2.381%, 12/15/2017	72,934
	CCO Holdings, LLC
1,000,000	5.875%, 4/1/2024[f]	1,037,500
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	406,500
140,000	7.500%, 4/1/2024	141,225
	Charter Communications Operating, LLC
35,000	3.579%, 7/23/2020[f]	36,591
35,000	4.464%, 7/23/2022[f]	37,616
	Clear Channel Worldwide Holdings, Inc.
1,020,000	6.500%, 11/15/2022	1,020,000
	Columbus International, Inc.
750,000	7.375%, 3/30/2021[f]	792,000
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	146,151
800,000	5.250%, 1/15/2023	897,648
	Digicel, Ltd.
760,000	6.000%, 4/15/2021*	651,472
	Frontier Communications Corporation
970,000	8.875%, 9/15/2020	1,035,475
	Hughes Satellite Systems Corporation
513,000	6.500%, 6/15/2019	554,040
	Level 3 Communications, Inc.
475,000	5.375%, 1/15/2024	476,781
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022	404,000
	Neptune Finco Corporation
610,000	10.875%, 10/15/2025[f]	697,303
	Numericable-SFR SA
770,000	6.000%, 5/15/2022[f]	748,825
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	644,525
	SBA Tower Trust
200,000	3.598%, 4/16/2043[f]	201,351
	Sprint Corporation
760,000	7.625%, 2/15/2025	601,350
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	129,374
	T-Mobile USA, Inc.
770,000	6.125%, 1/15/2022	807,537
	Univision Communications, Inc.
515,000	5.125%, 5/15/2023[f]	511,138
	UPCB Finance V, Ltd.
513,000	7.250%, 11/15/2021[f]	534,802
	Verizon Communications, Inc.
66,000	2.625%, 2/21/2020	68,301
98,000	4.500%, 9/15/2020	108,776

	Total	14,985,167

Consumer Cyclical (2.6%)
	AmeriGas Finance, LLC
700,000	5.625%, 5/20/2024	705,250
	BMW US Capital, LLC
145,000	1.500%, 4/11/2019[f]	146,039
	Brookfield Residential Properties, Inc.
570,000	6.500%, 12/15/2020[f]	568,575
	Corrections Corporation of America
535,000	5.000%, 10/15/2022	555,062
	eBay, Inc.
95,000	2.500%, 3/9/2018	96,734
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	137,739
95,000	2.597%, 11/4/2019	97,193
	General Motors Financial Company, Inc.
570,000	3.250%, 5/15/2018	581,815
83,000	4.375%, 9/25/2021	87,586
	Hilton Worldwide Finance, LLC
950,000	5.625%, 10/15/2021	983,250
	Home Depot, Inc.
70,000	1.023%, 9/15/2017[e]	70,266
110,000	2.000%, 4/1/2021	112,978
65,000	2.625%, 6/1/2022	68,025
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[f]	202,250
125,000	4.250%, 11/15/2019[f]	127,500
420,000	5.625%, 2/1/2023[f]	436,275
	L Brands, Inc.
570,000	5.625%, 2/15/2022	613,320
	Lennar Corporation
410,000	12.250%, 6/1/2017	446,080
160,000	4.125%, 12/1/2018	161,600
	Live Nation Entertainment, Inc.
500,000	5.375%, 6/15/2022[f]	513,750
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	186,384
	MGM Resorts International
775,000	6.000%, 3/15/2023	817,625
	Newell Rubbermaid, Inc.
95,000	3.150%, 4/1/2021	98,969
	PulteGroup, Inc.
835,000	4.250%, 3/1/2021	860,885
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	73,039
	Rite Aid Corporation
905,000	6.125%, 4/1/2023[f]	966,087
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	789,375
	Six Flags Entertainment Corporation
510,000	5.250%, 1/15/2021[f]	525,937
	Starbucks Corporation
115,000	2.100%, 2/4/2021	118,200
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	128,526
	Visa, Inc.
70,000	2.200%, 12/14/2020	72,176
	Walgreens Boots Alliance, Inc.
95,000	1.750%, 5/30/2018	95,742
95,000	2.600%, 6/1/2021	96,772

The accompanying Notes to Financial Statements are an integral part of this schedule.

117

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (46.3%)	Value
Consumer Cyclical (2.6%) - continued
	West Corporation
$770,000	5.375%, 7/15/2022[f]	$716,100
	Yum! Brands, Inc.
1,105,000	5.000%, 6/1/2024[f]	1,124,338

	Total	13,381,442

Consumer Non-Cyclical (3.2%)
	Amgen, Inc.
60,000	2.125%, 5/1/2020	60,948
	Anheuser-Busch InBev Finance, Inc.
120,000	1.897%, 2/1/2021[e]	123,639
	B&G Foods, Inc.
310,000	4.625%, 6/1/2021	310,000
	BAT International Finance plc
65,000	1.163%, 6/15/2018[e,f]	64,876
	Becton, Dickinson and Company
45,000	1.450%, 5/15/2017	45,117
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	39,843
	Bunge Limited Finance Corporation
70,000	3.500%, 11/24/2020	73,375
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,753
	Celgene Corporation
70,000	3.550%, 8/15/2022	73,337
	Centene Escrow Corporation
1,050,000	5.625%, 2/15/2021[f]	1,094,625
	CHS/Community Health Systems, Inc.
1,000,000	7.125%, 7/15/2020	927,090
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022	770,000
	CVS Health Corporation
64,000	2.250%, 12/5/2018	65,468
	EMD Finance, LLC
35,000	1.006%, 3/17/2017[e,f]	34,979
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[f]	753,750
	Express Scripts Holding Company
90,000	3.900%, 2/15/2022	96,451
	Forest Laboratories, Inc.
97,000	4.375%, 2/1/2019[f]	102,310
	Gilead Sciences, Inc.
70,000	3.250%, 9/1/2022	74,543
	Grifols Worldwide Operations, Ltd.
920,000	5.250%, 4/1/2022	936,100
	HCA, Inc.
575,000	3.750%, 3/15/2019	595,125
430,000	5.250%, 6/15/2026	446,394
	Iconix Brand Group, Inc., Convertible
680,000	1.500%, 3/15/2018	549,950
	Intercept Pharmaceuticals, Inc. Convertible
800,000	3.250%, 7/1/2023	825,120
	JBS USA, LLC
390,000	5.875%, 7/15/2024[f]	377,812
780,000	5.750%, 6/15/2025[f]	733,200
	Laboratory Corporation of America Holdings
25,000	2.625%, 2/1/2020	25,535
	Land O’Lakes, Inc.
800,000	8.000%, 12/31/2049[f,i]	818,000
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	73,128
	Medtronic plc
178,000	4.375%, 3/15/2035	201,343
	Molson Coors Brewing Company
185,000	1.450%, 7/15/2019[d]	185,468
	Mondelez International, Inc.
86,000	2.250%, 2/1/2019	87,875
	Mylan NV
180,000	2.500%, 6/7/2019[f]	182,390
35,000	3.750%, 12/15/2020[f]	36,490
	Pfizer, Inc.
560,000	5.200%, 8/12/2020	641,659
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024[f]	523,125
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	36,998
	SABMiller plc
48,000	6.500%, 7/15/2018[f]	52,650
	Safeway, Inc.
37,000	3.400%, 12/1/2016	36,907
	Spectrum Brands Escrow Corporation
340,000	6.375%, 11/15/2020	354,875
	Spectrum Brands, Inc.
340,000	5.750%, 7/15/2025	354,025
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	732,250
	Tenet Healthcare Corporation
1,005,000	8.125%, 4/1/2022	1,029,924
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	520,200
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	109,181
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[f]	361,569
	VRX Escrow Corporation
800,000	6.125%, 4/15/2025[f]	642,000

	Total	16,245,397

Energy (2.0%)
	Anadarko Petroleum Corporation
77,000	8.700%, 3/15/2019	87,812
33,000	4.850%, 3/15/2021	35,000
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	249,600
500,000	5.625%, 6/1/2023	485,000
	BP Capital Markets plc
180,000	1.676%, 5/3/2019	181,444
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	99,383
	Chevron Corporation
70,000	1.136%, 11/16/2018[e]	69,707
	Concho Resources, Inc.
435,000	6.500%, 1/15/2022	445,331
570,000	5.500%, 10/1/2022	572,850
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023[f]	469,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

118

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (46.3%)	Value
Energy (2.0%) - continued
	Ecopetrol SA
$165,000	5.875%, 9/18/2023	$169,950
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	623,700
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	1,011,834
	EQT Corporation
60,000	5.150%, 3/1/2018	61,262
62,000	8.125%, 6/1/2019	68,305
	Exxon Mobil Corporation
140,000	1.708%, 3/1/2019	142,275
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	72,363
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[f]	124,000
410,000	6.375%, 1/30/2023[f]	303,400
	Occidental Petroleum Corporation
175,000	2.600%, 4/15/2022	179,321
	Pacific Drilling V, Ltd.
510,000	7.250%, 12/1/2017[f]	209,100
	Petrobras International Finance Company
100,000	5.750%, 1/20/2020	96,610
	Petroleos Mexicanos
142,000	5.500%, 2/4/2019[f]	149,242
	Pioneer Natural Resources Company
25,000	3.450%, 1/15/2021	25,814
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	749,053
	Sabine Pass Liquefaction, LLC
775,000	5.625%, 3/1/2025	772,094
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[f]	73,007
	Shell International Finance BV
60,000	1.080%, 5/11/2020[e]	59,213
	Sunoco Logistics Partners Operations, LP
70,000	4.400%, 4/1/2021	73,766
	Targa Resources Partners, LP
730,000	6.625%, 10/1/2020	744,600
	Transcontinental Gas Pipe Line Company, LLC
80,000	7.850%, 2/1/2026[f]	99,560
	Weatherford International, Ltd.
735,000	8.250%, 6/15/2023	698,250
	Whiting Petroleum Corporation, Convertible
515,000	1.250%, 4/1/2020	407,494
	WPX Energy, Inc.
500,000	7.500%, 8/1/2020	499,060

	Total	10,108,600

Financials (6.5%)
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	73,223
	Aegon NV
720,000	1.740%, 7/29/2049[e,i]	410,400
	AerCap Ireland Capital, Ltd.
545,000	3.950%, 2/1/2022	545,000
	Aetna, Inc.
190,000	1.900%, 6/7/2019	192,468
	Air Lease Corporation
35,000	2.625%, 9/4/2018	34,993
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	601,500
350,000	4.125%, 3/30/2020	350,875
	American Express Credit Corporation
70,000	1.706%, 9/14/2020[e]	70,214
	AMG Capital Trust II, Convertible
4,600	5.150%, 10/15/2037	251,275
	Argos Merger Sub, Inc.
960,000	7.125%, 3/15/2023[f]	988,800
	Aviation Capital Group Corporation
96,000	3.875%, 9/27/2016[f]	96,137
	Banco de Brasil SA
490,000	9.000%, 12/31/2049[f,i]	379,750
	Bank of America Corporation
164,000	5.700%, 5/2/2017	169,769
58,000	5.650%, 5/1/2018	62,156
185,000	5.625%, 7/1/2020	208,132
200,000	2.625%, 4/19/2021	203,067
43,000	8.000%, 12/29/2049[i]	42,731
	Barclays Bank plc
100,000	5.140%, 10/14/2020	105,974
	BBVA Banco Continental SA
117,000	2.250%, 7/29/2016[f]	116,745
	Berkshire Hathaway Finance Corporation
215,000	1.700%, 3/15/2019	218,512
	Blackstone Mortgage Trust, Inc., Convertible
300,000	5.250%, 12/1/2018	318,375
	Caisse Centrale Desjardins du Quebec
35,000	1.303%, 1/29/2018[e,f]	34,906
	Capital One NA
210,000	2.400%, 9/5/2019	212,779
	Central Fidelity Capital Trust I
790,000	1.628%, 4/15/2027[e]	687,300
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	941,188
	Citigroup, Inc.
97,000	1.850%, 11/24/2017	97,535
200,000	2.050%, 6/7/2019	201,377
185,000	2.650%, 10/26/2020	188,260
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
525,000	11.000%, 12/29/2049[f,i]	626,062
	Credit Agricole SA
50,000	1.628%, 6/10/2020[e,f]	49,815
380,000	6.625%, 9/29/2049[f,i]	344,850
	Credit Suisse Group AG
400,000	7.500%, 12/11/2049[f,i]	402,000
760,000	6.250%, 12/29/2049[f,i]	715,219
	Credit Suisse Group Funding, Ltd.
420,000	2.750%, 3/26/2020	414,667
	CyrusOne, LP
570,000	6.375%, 11/15/2022	592,800
	Discover Bank
43,000	8.700%, 11/18/2019	50,633

The accompanying Notes to Financial Statements are an integral part of this schedule.

119

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (46.3%)	Value
Financials (6.5%) - continued
	Discover Financial Services
$90,000	6.450%, 6/12/2017	$93,586
	Duke Realty, LP
95,000	4.375%, 6/15/2022	103,225
	Fifth Third Bancorp
575,000	4.900%, 12/29/2049[i]	503,125
	Goldman Sachs Group, Inc.
88,000	2.625%, 1/31/2019	90,065
307,000	7.500%, 2/15/2019	351,088
200,000	2.000%, 4/25/2019	202,052
35,000	1.798%, 4/23/2020[e]	34,898
60,000	2.274%, 11/29/2023[e]	59,872
	Goldman Sachs Group, Inc., Convertible
2,450,000	0.500%, 9/24/2022	2,629,340
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[f]	202,631
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	116,351
	HCP, Inc.
64,000	3.750%, 2/1/2019	66,269
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	114,010
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	83,368
	HSBC Holdings plc
900,000	6.875%, 12/29/2049[i]	895,500
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	145,029
	Icahn Enterprises, LP
770,000	6.000%, 8/1/2020	760,375
	ILFC E-Capital Trust II
1,035,000	4.230%, 12/21/2065[e,f]	817,650
	ING Capital Funding Trust III
89,000	4.231%, 12/29/2049[e,i]	86,441
	International Lease Finance Corporation
390,000	5.875%, 8/15/2022	422,175
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	42,066
100,000	3.875%, 1/15/2019	102,780
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	98,922
30,000	2.250%, 1/23/2020	30,413
185,000	4.950%, 3/25/2020	204,496
160,000	2.700%, 5/18/2023	161,627
77,000	7.900%, 4/29/2049[i]	78,540
750,000	6.750%, 8/29/2049[i]	825,938
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058*	761,250
25,000	5.000%, 6/1/2021[f]	27,605
	Lloyds Banking Group plc
800,000	6.413%, 1/29/2049[f,i]	856,000
	Macquarie Bank, Ltd.
80,000	1.808%, 1/15/2019[e,f]	80,492
	Mellon Capital IV
560,000	4.000%, 6/29/2049[e,i]	449,400
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[f]	981,427
	Morgan Stanley
35,000	1.774%, 1/27/2020[e]	35,135
210,000	2.800%, 6/16/2020	215,167
200,000	2.500%, 4/21/2021	202,092
64,000	4.875%, 11/1/2022	70,084
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	522,750
	Murray Street Investment Trust I
88,000	4.647%, 3/9/2017	89,977
	National City Corporation
86,000	6.875%, 5/15/2019	96,935
	National Westminster Bank plc
1,140,000	0.938%, 11/29/2049[e,i]	627,779
	New York Life Global Funding
70,000	1.550%, 11/2/2018[f]	70,650
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	86,984
	Prudential Financial, Inc.
775,000	5.625%, 6/15/2043	808,185
	Quicken Loans, Inc.
1,005,000	5.750%, 5/1/2025[f]	969,825
	Realty Income Corporation
78,000	2.000%, 1/31/2018	78,649
	Regions Bank
28,000	7.500%, 5/15/2018	30,707
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	92,637
	Reinsurance Group of America, Inc.
160,000	5.625%, 3/15/2017	164,577
	Royal Bank of Scotland Group plc
725,000	7.640%, 3/29/2049[i]	688,750
230,000	7.648%, 8/29/2049[i]	271,400
	Santander UK plc
64,000	3.050%, 8/23/2018	65,513
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	72,398
120,000	2.500%, 7/15/2021	123,633
	Societe Generale SA
760,000	8.250%, 9/29/2049[i]	752,400
800,000	8.000%, 12/31/2049[f,i]	763,520
	Standard Chartered plc
760,000	6.500%, 12/29/2049[f,i]	697,300
	State Street Capital Trust IV
1,043,000	1.653%, 6/15/2037[e]	871,249
	State Street Corporation
70,000	1.526%, 8/18/2020[e]	70,256
	Sumitomo Mitsui Financial Group, Inc.
215,000	2.337%, 3/9/2021[e]	219,410
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	98,361
	Synchrony Financial
94,000	1.875%, 8/15/2017	94,147
25,000	1.867%, 2/3/2020[e]	24,218
94,000	3.750%, 8/15/2021	97,378
	Toronto-Dominion Bank
80,000	1.475%, 1/22/2019[e]	80,538
70,000	1.586%, 12/14/2020[e]	70,393
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	74,888

The accompanying Notes to Financial Statements are an integral part of this schedule.

120

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Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (46.3%)	Value
Financials (6.5%) - continued
	USB Realty Corporation
$760,000	1.775%, 12/29/2049[e,f,i]	$607,050
	Voya Financial, Inc.
129,000	2.900%, 2/15/2018	131,414
	Wells Fargo & Company
35,000	1.318%, 1/30/2020[e]	34,784
210,000	2.150%, 1/30/2020	213,562

	Total	33,762,188

Foreign Government (3.5%)
	Argentina Government International Bond
150,000	7.125%, 7/6/2036[f]	150,000
250,000	6.250%, 4/22/2019[f]	260,625
160,000	7.625%, 4/22/2046[f]	172,800
	Brazil Government International Bond
270,000	5.875%, 1/15/2019	295,110
330,000	4.875%, 1/22/2021	347,655
500,000	2.625%, 1/5/2023	455,750
100,000	6.000%, 4/7/2026	108,500
450,000	5.000%, 1/27/2045	403,875
	Colombia Government International Bond
200,000	2.625%, 3/15/2023	193,300
250,000	4.000%, 2/26/2024	261,125
154,000	5.625%, 2/26/2044	170,555
440,000	5.000%, 6/15/2045	456,500
	Croatia Government International Bond
128,000	6.750%, 11/5/2019[f]	139,360
350,000	6.625%, 7/14/2020[f]	381,850
	Hungary Government International Bond
400,000	5.750%, 11/22/2023	455,360
372,000	5.375%, 3/25/2024	415,524
	Indonesia Government International Bond
300,000	4.875%, 5/5/2021[f]	325,722
290,000	3.375%, 4/15/2023[f]	291,575
270,000	5.875%, 1/15/2024[f]	312,246
210,000	4.125%, 1/15/2025[f]	218,707
200,000	4.750%, 1/8/2026[f]	217,774
720,000	5.125%, 1/15/2045[f]	763,875
	Mexico Government International Bond
250,000	3.625%, 3/15/2022	263,500
454,000	4.000%, 10/2/2023	488,754
350,000	3.600%, 1/30/2025	365,750
370,000	4.125%, 1/21/2026	401,080
90,000	6.050%, 1/11/2040	113,175
250,000	4.750%, 3/8/2044	269,375
180,000	5.550%, 1/21/2045	215,550
315,000	4.600%, 1/23/2046	332,325
	Panama Government International Bond
200,000	4.000%, 9/22/2024	214,500
270,000	3.750%, 3/16/2025	284,850
90,000	6.700%, 1/26/2036	119,475
	Peru Government International Bond
100,000	5.625%, 11/18/2050	124,000
590,000	4.125%, 8/25/2027	647,525
	Philippines Government International Bond
235,000	7.750%, 1/14/2031	364,726
90,000	6.375%, 10/23/2034	130,882
100,000	5.000%, 1/13/2037	128,931
200,000	3.950%, 1/20/2040	230,349
480,000	3.700%, 3/1/2041	534,902
	Romania Government International Bond
196,000	4.375%, 8/22/2023[f]	209,720
100,000	4.875%, 1/22/2024[f]	110,260
	Russia Government International Bond
180,000	3.500%, 1/16/2019[f]	185,883
850,000	5.000%, 4/29/2020[f]	917,082
500,000	4.875%, 9/16/2023[f]	545,370
254,250	7.500%, 3/31/2030[f]	310,185
270,000	5.625%, 4/4/2042[f]	305,338
	South Africa Government International Bond
245,000	5.500%, 3/9/2020	264,600
210,000	5.875%, 5/30/2022	233,730
50,000	5.375%, 7/24/2044	52,322
	Turkey Government International Bond
270,000	7.500%, 11/7/2019	308,364
700,000	7.000%, 6/5/2020	793,919
385,000	5.125%, 3/25/2022	411,656
180,000	6.250%, 9/26/2022	203,546
90,000	5.750%, 3/22/2024	100,360
400,000	4.250%, 4/14/2026	406,060
210,000	4.875%, 10/9/2026	221,138
200,000	4.875%, 4/16/2043	195,250
240,000	6.625%, 2/17/2045	291,460

	Total	18,093,680

Mortgage-Backed Securities (2.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,000,000	3.000%, 7/1/2031[d]	2,098,047
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,500,000	2.500%, 8/1/2028[d]	2,582,567
1,000,000	2.500%, 7/1/2031[d]	1,034,589
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,500,000	3.500%, 7/1/2046[d]	6,858,515
2,150,000	4.000%, 7/1/2046[d]	2,305,141

	Total	14,878,859

Technology (1.7%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[f]	402,150
	Apple, Inc.
60,000	0.927%, 5/6/2020[e]	59,393
	Automatic Data Processing, Inc.
70,000	2.250%, 9/15/2020	72,728
	Cisco Systems, Inc.
90,000	1.254%, 2/21/2018[e]	90,557
65,000	1.173%, 3/1/2019[e]	65,233

The accompanying Notes to Financial Statements are an integral part of this schedule.

121

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Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (46.3%)	Value
Technology (1.7%) - continued
	CommScope Technologies Finance, LLC
$580,000	6.000%, 6/15/2025[f]	$594,500
	Cypress Semiconductor Corporation Convertible
400,000	4.500%, 1/15/2022[f]	427,500
	Denali Borrower, LLC
760,000	5.625%, 10/15/2020[f]	797,240
	Diamond 1 Finance Corporation
95,000	3.480%, 6/1/2019[f]	97,319
	Equinix, Inc.
675,000	5.750%, 1/1/2025	698,625
	Fidelity National Information Services, Inc.
70,000	3.625%, 10/15/2020	73,998
	First Data Corporation
510,000	5.375%, 8/15/2023[f]	517,910
	Freescale Semiconductor, Inc.
570,000	6.000%, 1/15/2022[f]	601,065
	Hewlett Packard Enterprise Company
68,000	3.600%, 10/15/2020[f]	70,977
	IMS Health, Inc.
320,000	6.000%, 11/1/2020[f]	325,600
	Intel Corporation
160,000	1.700%, 5/19/2021	161,496
70,000	3.100%, 7/29/2022	74,951
	Intel Corporation, Convertible
420,000	2.950%, 12/15/2035	543,113
	Micron Technology, Inc., Convertible
295,000	2.375%, 5/1/2032	441,763
450,000	3.000%, 11/15/2043	343,688
	NXP Semiconductors NV, Convertible
465,000	1.000%, 12/1/2019	505,397
	Oracle Corporation
60,000	2.500%, 5/15/2022	61,308
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[f]	790,000
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[f]	725,000
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	60,912

	Total	8,602,423

Transportation (0.4%)
	American Airlines Pass Through Trust
72,254	4.950%, 1/15/2023	78,576
	Avis Budget Car Rental, LLC
770,000	5.125%, 6/1/2022[f]	743,050
	Delta Air Lines, Inc.
49,584	4.950%, 5/23/2019	52,435
	ERAC USA Finance, LLC
175,000	2.600%, 12/1/2021[f]	177,852
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	73,044
	Korea Expressway Corporation
123,000	1.625%, 4/28/2017[f]	123,377
	United Airlines 2015-1 Class A Pass Through Trust
70,000	3.700%, 12/1/2022	72,100
	XPO Logistics, Inc.
705,000	6.500%, 6/15/2022[f]	672,394

	Total	1,992,828

U.S. Government and Agencies (0.5%)
	U.S. Treasury Notes
1,110,000	1.875%, 6/30/2020	1,152,492
830,000	2.125%, 6/30/2022	875,131
600,000	1.625%, 2/15/2026	606,750

	Total	2,634,373

Utilities (1.2%)
	AES Corporation
390,000	7.375%, 7/1/2021	439,725
	Ameren Corporation
70,000	2.700%, 11/15/2020	72,093
	Calpine Corporation
560,000	6.000%, 1/15/2022[f]	586,600
730,000	5.375%, 1/15/2023	711,750
	Dynegy Finance I, Inc.
700,000	7.375%, 11/1/2022	675,500
	Electricite de France SA
905,000	5.250%, 12/29/2049[f,i]	868,709
	Emera U.S. Finance, LP
116,000	2.150%, 6/15/2019[f]	117,349
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	733,200
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	97,369
	MPLX LP
1,010,000	4.875%, 12/1/2024[f]	983,903
	NextEra Energy Capital Holdings, Inc.
95,000	2.300%, 4/1/2019	96,842
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	384,150
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	101,382
	Southern Company
200,000	1.850%, 7/1/2019	202,530
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	60,038

	Total	6,131,140

	Total Long-Term Fixed Income (cost $235,586,761)	237,421,908

Shares	Common Stock (25.9%)
Consumer Discretionary (3.9%)
3,600	Aisan Industry Company, Ltd.	23,294
3,520	Amazon.com, Inc.[k]	2,518,982
7,100	APN Outdoor Group Pty, Ltd.	36,791
2,200	AutoZone, Inc.[k]	1,746,448
600	Bayerische Motoren Werke AG	38,248
300	Beiersdorf AG	28,402
8,200	Berkeley Group Holdings plc	276,896
11,640	Best Buy Company, Inc.	356,184
4,500	Betsson AB	37,638
1,100	Brembo SPA	60,594
3,100	Bridgestone Corporation	99,625
3,800	Bunzl plc	116,921

The accompanying Notes to Financial Statements are an integral part of this schedule.

122

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (25.9%)	Value
Consumer Discretionary (3.9%) - continued
7,960	Burlington Stores, Inc.[k]	$531,012
6,000	Calsonic Kansei Corporation	45,598
6,385	Cedar Fair, LP	369,181
100	Christian Dior SE	16,019
7,600	Cineworld Group plc	55,441
32,494	Comcast Corporation	2,118,284
2,200	Compass Group plc	41,856
200	Continental AG	37,846
5,100	Core-Mark Holding Company, Inc.	238,986
800	Daimler AG	47,871
25,400	Debenhams plc	18,771
11,900	Denso Corporation	418,705
15,000	EDION Corporation	123,722
10,800	Eutelsat Communications	203,852
19,670	Ford Motor Company	247,252
10,300	Fuji Heavy Industries, Ltd.	354,046
8,410	General Motors Company	238,003
13,000	Gunze, Ltd.	36,315
5,600	Hakuhodo Dy Holdings, Inc.	67,121
5,630	Harman International Industries, Inc.	404,347
800	Hennes & Mauritz AB	23,537
15,900	Honda Motor Company, Ltd.	398,856
10,000	Howden Joinery Group plc	51,361
14,800	Inchcape plc	124,444
1,500	InterContinental Hotels Group plc	55,321
2,300	Intertek Group plc	107,165
1,900	JB Hi-Fi, Ltd.	34,432
600	Koito Manufacturing Co., Ltd.	27,627
890	Linamar Corporation	31,702
800	LVMH Moet Hennessy Louis Vuitton SE	120,588
4,200	Marks and Spencer Group plc	17,987
17,542	MDC Partners, Inc.	320,843
10,680	Newell Brands, Inc.	518,728
28,980	NIKE, Inc.	1,599,696
7,000	NOK Corporation	119,039
1,400	Nokian Renkaat Oyj	50,179
300	Paddy Power plc	31,529
6,000	PanaHome Corporation	47,496
15,900	Persimmon plc	308,329
1,400	ProSiebenSat.1 Media AGk	61,239
6,356	Restoration Hardware Holdings, Inc.[k]	182,290
600	Rightmove plc	29,305
3,200	Saizeriya Company, Ltd.	57,179
3,600	Sekisui House, Ltd.	63,044
3,600	SHOWA Corporation	20,212
2,300	Sky plc	26,136
5,400	Sports Direct International plc[k]	23,121
2,700	Stanley Electric Company, Ltd.	57,662
9,600	Star Entertainment Group, Ltd.	39,117
18,570	Starbucks Corporation	1,060,718
11,200	Sumitomo Forestry Company, Ltd.	152,009
6,800	Sumitomo Rubber Industries, Ltd.	91,038
500	Swatch Group AG	28,634
2,000	Tamron Company, Ltd.	26,824
12,000	Tatts Group, Ltd.	34,533
24,000	Taylor Wimpey plc	42,578
12,210	Toll Brothers, Inc.[k]	328,571
2,300	USS Company, Ltd.	38,011
200	Valora Holding AG	55,600
6,000	Wacoal Holdings Corporation	59,210
14,860	Walt Disney Company	1,453,605
9,100	WH Smith plc	191,178
740	Whirlpool Corporation	123,314
1,400	Whitbread plc	65,505
9,700	Wolters Kluwer NV	392,767
7,200	WPP plc	150,059
5,900	Yokohama Rubber Company, Ltd.	73,998

	Total	19,870,567

Consumer Staples (1.6%)
600	AarhusKarlshamn AB	42,832
11,281	Anheuser-Busch InBev NV ADR	1,485,482
6,900	Axfood AB	132,531
1,961	British American Tobacco plc	127,130
29,030	Coca-Cola Company	1,315,930
10,100	Coca-Cola HBC AG	204,369
335	George Weston, Ltd.	28,992
2,200	Henkel AG & Company KGaA	237,970
16,319	Imperial Brands plc	885,029
2,000	Jeronimo Martins SGPS SA	31,544
1,200	Kesko Oyj	50,960
30,700	Koninklijke Ahold NV	677,938
600	KOSE Corporation	50,844
3,100	Nestle SA	240,183
3,000	Nichirei Corporation	27,677
4,000	Nippon Meat Packers, Inc.	97,976
13,480	Philip Morris International, Inc.	1,371,186
684	Premium Brands Holdings Corporation	28,801
2,500	Suedzucker AG	55,064
1,100	Sugi Holdings Company, Ltd.	61,334
8,100	Swedish Match AB	282,675
2,600	Universal Corporation	150,124
9,420	WhiteWave Foods Company[k]	442,175
5,098	Woolworths, Ltd.	80,184

	Total	8,108,930

Energy (1.7%)
194,187	BP plc	1,136,683
2,200	Caltex Australia, Ltd.	53,042
10,920	Continental Resources, Inc.[k]	494,348
15,820	EOG Resources, Inc.	1,319,704
18,000	EQT Corporation	1,393,740
8,974	OMV AG	252,266
7,800	Parsley Energy, Inc.[k]	211,068
6,757	Royal Dutch Shell plc	185,348
71	Royal Dutch Shell plc, Class A	1,950
3,744	Royal Dutch Shell plc, Class B	103,442
54,000	Spectra Energy Corporation	1,978,020
5,171	Statoil ASA	89,351
7,359	Total SA	352,910
692	Vantage Drilling International[k]	59,858
190,730	Weatherford International plc[k]	1,058,552

	Total	8,690,282

Financials (8.7%)
1,700	Acadia Realty Trust	60,384
2,570	Affiliated Managers Group, Inc.[k]	361,779
2,100	Agree Realty Corporation	101,304
7,279	Alexandria Real Estate Equities, Inc.	753,522
7,500	Allianz SE	1,069,936
900	American Campus Communities, Inc.	47,583
6,200	Anima Holding SPA[f]	29,230
3,500	Apartment Investment & Management Company	154,560
200,000	Apollo Investment Corporation	1,108,000
3,000	Apple Hospitality REIT, Inc.	56,430
115,400	Ares Capital Corporation	1,638,680

The accompanying Notes to Financial Statements are an integral part of this schedule.

123

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (25.9%)	Value
Financials (8.7%) - continued
12,800	Australia & New Zealand Banking Group, Ltd.	$233,217
2,800	AvalonBay Communities, Inc.	505,092
28,400	Banco Santander SA	110,212
17,500	Bank Hapoalim, Ltd.	88,163
27,800	Bank of East Asia, Ltd.	107,508
3,921	Bank of Montreal	248,714
12,657	Bank of Nova Scotia	620,237
9,417	Bank of Queensland, Ltd.	75,131
9,130	Bank of the Ozarks, Inc.	342,558
21,700	BinckBank NV	107,876
1,100	Bluerock Residential Growth REIT, Inc.	14,300
4,945	Boston Properties, Inc.	652,245
20,935	Brixmor Property Group, Inc.	553,940
7,280	Camden Property Trust	643,698
394	Canadian Imperial Bank of Commerce	29,594
4,054	Canadian Western Bank[l]	77,349
27,000	CapitaMall Trust	42,931
1,575	Care Capital Properties, Inc.	41,281
901	Chesapeake Lodging Trust	20,948
9,000	Chiba Bank, Ltd.	42,532
31,540	Citigroup, Inc.	1,336,981
9,200	CNP Assurances	135,735
650	CoreSite Realty Corporation	57,648
4,550	Crown Castle International Corporation	461,506
3,700	CubeSmart	114,256
1,400	CyrusOne, Inc.	77,924
400	Daito Trust Construction Company, Ltd.	64,945
1,500	Danske Bank AS	39,481
5,500	DDR Corporation	99,770
4,200	Derwent London plc	146,529
41,800	DEXUS Property Group	283,641
2,636	Digital Realty Trust, Inc.	287,298
28,723	Direct Line Insurance Group plc	132,792
1,200	Douglas Emmett, Inc.	42,624
30,280	Duke Realty Corporation	807,265
1,000	DuPont Fabros Technology, Inc.	47,540
1,000	Education Realty Trust, Inc.	46,140
20,200	Encore Capital Group, Inc.[k]	475,306
1,166	EPR Properties	94,073
1,847	Equinix, Inc.	716,137
2,500	Equity Lifestyle Properties, Inc.	200,125
1,000	Equity One, Inc.	32,180
8,900	Equity Residential	613,032
10,000	Erste Group Bank AG	227,681
1,400	Essex Property Trust, Inc.	319,326
3,400	EXOR SPA	125,513
2,400	Extra Space Storage, Inc.	222,096
1,000	Federal Realty Investment Trust	165,550
800	First Industrial Realty Trust, Inc.	22,256
41,600	FlexiGroup, Ltd.	54,561
1,800	Forest City Realty Trust, Inc.	40,158
24,700	Frasers Centrepoint Trust	39,107
61,000	Fukuoka Financial Group, Inc.	201,132
2,600	Gaming and Leisure Properties, Inc.	89,648
10,567	General Growth Properties, Inc.	315,108
2,265	Genworth MI Canada, Inc.	58,100
1,200	GEO Group, Inc.	41,016
120,000	Golub Capital BDC, Inc.	2,168,400
7,400	Great Portland Estates plc	61,942
300	Groupe Bruxelles Lambert SA	24,602
14,013	H&R Real Estate Investment Trust	244,152
3,400	Hamborner REIT AG	36,709
7,700	Hang Seng Bank, Ltd.	132,077
3,600	Hannover Rueckversicherung SE	377,201
7,300	HCP, Inc.	258,274
2,200	Healthcare Realty Trust, Inc.[d]	76,978
2,800	Healthcare Trust of America, Inc.	90,552
50,700	Henderson Group plc	144,139
5,500	Henderson Land Development Company, Ltd.	31,068
2,800	Highwoods Properties, Inc.	147,840
1,400	Hitachi Capital Corporation	27,786
2,500	Hospitality Properties Trust	72,000
15,411	Host Hotels & Resorts, Inc.	249,812
2,000	Hudson Pacific Properties, Inc.	58,360
7,500	Hufvudstaden AB	117,716
50,000	Hysan Development Company, Ltd.	222,976
2,021	Intact Financial Corporation	144,369
5,700	International Exchange, Inc.	1,458,972
87,000	Invesco Mortgage Capital, Inc.	1,191,030
38,800	Investec plc	241,173
2,800	Iron Mountain, Inc.	111,524
19,160	J.P. Morgan Chase & Company	1,190,602
700	Jyske Bank AS	26,574
28,570	KeyCorp	315,698
1,500	Kilroy Realty Corporation	99,435
10,900	Kimco Realty Corporation	342,042
1,169	Lamar Advertising Company	77,505
1,900	LaSalle Hotel Properties	44,802
800	Liberty Property Trust	31,776
9,500	Link REIT	64,963
2,950	Macerich Company	251,900
6,100	Macquarie Group, Ltd.	317,533
4,450	Medical Properties Trust, Inc.	67,684
20,710	MetLife, Inc.	824,879
2,000	Mid-America Apartment Communities, Inc.	212,800
31,200	Mitsui & Company, Ltd.	372,440
127,700	Mizuho Financial Group, Inc.	183,768
2,400	MS and AD Insurance Group Holdings, Inc.	62,184
6,100	National Australia Bank, Ltd.	117,117
7,589	National Bank of Canada	259,575
1,300	National Health Investors, Inc.	97,617
4,100	National Retail Properties, Inc.	212,052
400	National Storage Affiliates Trust	8,328
186,299	New World Development Company, Ltd.	189,720
3,100	NorthStar Realty Finance Corporation	35,433
10,500	Old Mutual plc	28,366
2,550	Omega Healthcare Investors, Inc.	86,572
1,400	Outfront Media, Inc.	33,838
3,000	Parkway Properties, Inc.	50,190
1,000	Pebblebrook Hotel Trust	26,250
4,000	Physicians Realty Trust	84,040
2,276	Power Corporation of Canada	48,446
15,583	Prologis, Inc.	764,190
3,192	Public Storage, Inc.	815,843
823	QTS Realty Trust, Inc.	46,072
5,070	Raymond James Financial, Inc.	249,951
1,700	Realty Income Corporation	117,912
2,200	Regency Centers Corporation	184,206
1,200	Retail Opportunity Investments Corporation	26,004
1,500	Retail Properties of America, Inc.	25,350
4,888	RLJ Lodging Trust	104,848

The accompanying Notes to Financial Statements are an integral part of this schedule.

124

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (25.9%)	Value
Financials (8.7%) - continued
900	Sampo Oyj	$36,807
5,313	Schroders plc	167,895
2,775	Senior Housing Property Trust	57,803
7,810	Simon Property Group, Inc.	1,693,989
2,000	SL Green Realty Corporation	212,940
93,000	Solar Capital, Ltd.	1,771,650
1,553	Sovran Self Storage, Inc.	162,941
14,800	Spirit Realty Captial, Inc.	188,996
123,000	Stockland	436,097
3,406	Store Capital Corporation	100,307
3,700	Summit Hotel Properties, Inc.	48,988
650	Sun Communities, Inc.	49,816
2,855	Sunstone Hotel Investors, Inc.	34,460
5,300	Swiss Re AG	462,904
38,550	Synchrony Financial[k]	974,544
16,900	T&D Holdings, Inc.	143,515
1,200	Talanx AG	35,740
1,664	Tanger Factory Outlet Centers, Inc.	66,860
700	Taubman Centers, Inc.	51,940
800	Tokio Marine Holdings, Inc.	26,633
2,427	Toronto-Dominion Bank	104,222
5,600	UDR, Inc.	206,752
23,500	United Overseas Bank, Ltd.	323,782
2,100	Urban Edge Properties	62,706
5,300	Ventas, Inc.	385,946
4,159	VEREIT, Inc.	42,172
6,270	Vornado Realty Trust	627,752
2,000	Weingarten Realty Investors	81,640
13,803	Welltower, Inc.	1,051,374
5,000	Wharf Holdings, Ltd.	30,513
7,000	Wheelock and Company, Ltd.	32,883
45,100	Wing Tai Holdings, Ltd.	54,743
1,100	WP Carey, Inc.	76,362
13,980	XL Group plc	465,674
17,250	Zions Bancorporation	433,492

	Total	44,666,109

Health Care (2.7%)
43,270	Abbott Laboratories	1,700,944
500	Actelion, Ltd.	84,199
12,460	Akorn, Inc.[k]	354,923
6,130	Allergan plc[k]	1,416,582
4,540	Amgen, Inc.	690,761
2,200	Astellas Pharmaceutical, Inc.	34,501
200	Bayer AG	20,087
5,763	Essilor International SA	757,429
400	Gerresheimer AG	30,813
6,000	Hikma Pharmaceuticals plc	197,587
10,820	Hologic, Inc.[k]	374,372
2,931	ICON plc[k]	205,199
900	Lonza Group AG	149,501
17,070	Medtronic plc	1,481,164
30,840	Merck & Company, Inc.	1,776,692
2,400	Merck KGaA	243,944
8,100	Novartis AG	668,562
7,900	Novo Nordisk AS	425,438
18,248	Pfizer, Inc.	642,512
900	Roche Holding AG-Genusschein	237,492
7,000	Sanofi	581,582
2,860	Teleflex, Inc.	507,106
10,650	Vertex Pharmaceuticals, Inc.[k]	916,113
2,720	Waters Corporation[k]	382,568

	Total	13,880,071

Industrials (2.4%)
2,300	Adecco SA	116,008
4,350	AerCap Holdings NVk	146,116
3,200	Aida Engineering, Ltd.	26,299
41,000	Air New Zealand, Ltd.	61,448
3,800	Amada Holdings Company, Ltd.	38,578
1,100	Andritz AG	52,159
19,000	Asahi Glass Company, Ltd.	103,111
1,200	Atlas Copco Aktiebolag	31,167
3,100	Babcock International Group plc	37,480
18,000	Cathay Pacific Airways, Ltd.	26,407
2,200	Compagnie de Saint-Gobain	83,393
5,000	Dai Nippon Printing Company, Ltd.	55,725
3,282	Dart Group plc	23,026
300	DCC plc	26,400
10,100	Delta Air Lines, Inc.	367,943
3,300	Deutsche Post AG	92,970
1,100	DSV AS	46,253
400	East Japan Railway Company	37,069
7,990	EMCOR Group, Inc.	393,587
3,430	Equifax, Inc.	440,412
700	Flughafen Zuerich AG	123,880
1,700	Fraport AG Frankfurt Airport Services Worldwide	91,020
10,000	Fuji Electric Company, Ltd.	41,635
3,439	Galliford Try plc	42,009
100	Georg Fischer AG	79,941
6,000	Hankyu Hanshin Holdings, Inc.	44,739
1,900	Hitachi Transport System, Ltd.	31,256
8,020	HNI Corporation	372,850
700	Hochtief AG	90,378
15,210	Honeywell International, Inc.	1,769,227
14,706	Illinois Tool Works, Inc.	1,531,777
2,300	Inaba Denki Sangyo Company, Ltd.	78,776
14,020	Ingersoll-Rand plc	892,794
6,100	Intrum Justitia AB	191,312
30,900	ITOCHU Corporation	378,006
24,230	Jacobs Engineering Group, Inc.[k]	1,206,896
4,000	Kamigumi Company, Ltd.	36,971
10,800	KITZ Corporation	51,249
12,000	KONE Oyj	553,807
2,412	Koninklijke Boskalis Westminster NV	82,304
500	Kuehne & Nagel International AG	70,055
2,100	Kurita Water Industries, Ltd.	46,813
7,700	Marubeni Corporation	34,786
12,130	Masco Corporation	375,302
16,900	Meggitt plc	91,859
3,650	Middleby Corporation[k]	420,662
4,200	MIRAIT Holdings Corporation	41,292
5,000	Mitsuboshi Belting, Ltd.	38,985
4,600	Nikkon Holdings Company, Ltd.	82,657
8,000	Nippon Express Company, Ltd.	36,558
8,500	Nitto Kogyo Corporation	105,676
1,800	Randstad Holding NV	71,984
500	Rieter Holding AG	102,348
800	SAAB AB	24,948
7,100	Sanwa Holdings Corporation	64,539
800	Schindler Holding AG	144,838
100	Schindler Holding AG - REG	18,199
1,300	Skanska AB	27,221
3,100	Southwest Airlines Company	121,551
1,200	TOTO, Ltd.	47,951
1,100	Travis Perkins plc	21,703
3,700	WABCO Holdings, Inc.[k]	338,809
1,776	WSP Global, Inc.	54,327

The accompanying Notes to Financial Statements are an integral part of this schedule.

125

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (25.9%)	Value
Industrials (2.4%) - continued
1,400	Yuasa Trading Company, Ltd.	$28,883

	Total	12,308,324

Information Technology (3.4%)
2,350	Alphabet, Inc., Class Ak	1,653,295
1,294	Alphabet, Inc., Class Ck	895,577
16,660	Apple, Inc.	1,592,696
892	AtoS	73,545
4,300	Canon, Inc.	122,766
5,500	Check Point Software Technologies, Ltd.[k]	438,240
21,650	Cisco Systems, Inc.	621,138
38,721	EMC Corporation	1,052,050
11,710	Facebook, Inc.[k]	1,338,219
25,180	Finisar Corporation[k]	440,902
10,000	FUJIFILM Holdings NPV	388,004
2,400	Hoya Corporation	85,718
1,300	ITOCHU Techno-Solutions Corporation	28,006
14,180	Juniper Networks, Inc.	318,908
1,100	Kyocera Corporation	52,341
9,190	MasterCard, Inc.	809,271
32,690	Microsoft Corporation	1,672,747
4,300	NEC Networks & System Integration Corporation	76,128
1,400	Nice, Ltd.	89,086
2,400	NS Solutions Corporation	36,989
2,475	NVIDIA Corporation	116,350
31,230	Pandora Media, Inc.[k]	388,814
7,560	Plantronics, Inc.	332,640
10,580	Progress Software Corporation[k]	290,527
17,170	QLIK Technologies, Inc.[k]	507,889
9,500	Shinko Electric Industries Company, Ltd.	46,532
500	TDK Corporation	27,988
100	U-Blox AG	21,557
2,320	Ultimate Software Group, Inc.[k]	487,873
700	United Internet AG	29,098
23,510	Visa, Inc.	1,743,737
35,930	Xilinx, Inc.	1,657,451

	Total	17,436,082

Materials (0.7%)
800	Air Liquide SA	83,346
2,400	Amcor, Ltd.	26,985
1,270	Ashland, Inc.	145,758
32,200	BHP Billiton, Ltd.	448,748
9,800	BillerudKorsnas AB	146,240
2,800	Buzzi Unicem SPA	49,067
247	CCL Industries, Inc.	42,986
1,500	Croda International plc	62,968
3,140	Crown Holdings, Inc.[k]	159,104
25,200	Daicel Corporation	261,124
6,000	Denki Kagaku Kogyo KK	24,264
4,059	Domtar Corporation	142,106
900	Evonik Industries AG	26,828
2,550	FMC Corporation	118,091
700	FUCHS PETROLUB SE	27,539
100	Givaudan SA	201,352
3,300	Hexpol AB	33,887
2,100	JFE Holdings, Inc.	27,395
2,700	JSR Corporation	35,756
500	LafargeHolcim, Ltd.	20,919
12,900	Mitsubishi Chemical Holdings Corporation	59,133
5,000	Mitsubishi Gas Chemical Company, Inc.	26,085
16,000	Mitsubishi Materials Corporation	38,310
1,000	Nippon Shokubai Company, Ltd.	57,516
53,021	Norsk Hydro ASA	194,101
2,600	Novozymes AS	124,854
6,000	Oji Holdings Corporation	23,034
14,600	Orora, Ltd.	30,314
2,820	Packaging Corporation of America	188,743
1,710	PPG Industries, Inc.	178,097
1,035	Rio Tinto, Ltd.	35,801
7,840	Steel Dynamics, Inc.	192,080
2,000	Sumitomo Metal Mining Company, Ltd.	20,345
7,000	Sumitomo Seika Chemicals Company, Ltd.	38,997
6,000	Tosoh Corporation	27,676
10,097	UPM-Kymmene Oyj	185,490
9,613	Yara International ASA	305,374

	Total	3,810,413

Telecommunications Services (0.4%)
3,904	BCE, Inc.	184,752
9,000	Elisa Oyj	345,810
8,800	Freenet AG	226,632
107,960	KCOM Group plc	151,627
500	Millicom International Cellular SA	30,670
2,400	Nippon Telegraph & Telephone Corporation	112,548
8,500	Orange SAl	138,215
3,100	Proximus SA	98,514
10,700	Telefonica Deutschland Holding AG	44,074
19,210	Zayo Group Holdings, Inc.[k]	536,535

	Total	1,869,377

Utilities (0.4%)
2,000	Chubu Electric Power Company, Inc.	28,462
3,600	E.ON SE	36,342
52,500	Electricidade de Portugal SA	160,733
10,700	Enagas SAl	326,889
22,459	MDU Resources Group, Inc.	539,016
9,206	NorthWestern Corporation	580,623
77,000	Osaka Gas Company, Ltd.	296,026
35,000	Redes Energeticas Nacionais SGPS SA	98,422
6,000	Toho Gas Company, Ltd.	49,096
5,200	Tokyo Electric Power Company, Inc.[k]	22,022
14,800	United Utilities Group plc	205,134
1,700	Veolia Environnement SA	36,711

	Total	2,379,476

	Total Common Stock (cost $132,331,792)	133,019,631

	Registered Investment Companies (5.5%)
Equity Funds/ETFs (1.7%)
256,500	Alerian MLP ETF	3,262,680
6,400	iShares MSCI EAFE Index Fund	357,184
42,580	Materials Select Sector SPDR Fund	1,973,157
26,950	Utilities Select Sector SPDR Fund	1,414,067

The accompanying Notes to Financial Statements are an integral part of this schedule.

126

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (5.5%)	Value
Equity Funds/ETFs (1.7%) - continued
25,000	Vanguard High Dividend Yield ETF	$1,786,500

	Total	8,793,588

Fixed Income Funds/ETFs (3.8%)
3,017	iShares J.P. Morgan USD Emerging Markets Bond ETF	347,408
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,077,030
109,560	PowerShares Senior Loan Portfolio	2,516,593
191,080	Vanguard Short-Term Corporate Bond ETF	15,446,907

	Total	19,387,938

	Total Registered Investment Companies (cost $28,467,787)	28,181,526

	Preferred Stock (3.0%)
Consumer Staples (0.3%)
19,000	CHS, Inc., 6.750%[i]	541,500
31,200	CHS, Inc., 7.100%[i]	907,920

	Total	1,449,420

Financials (2.6%)
6,475	Agribank FCB, 6.875%[i]	682,911
6,900	American Tower Corporation, Convertible, 5.500%	775,008
39,710	Annaly Capital Management, Inc., 7.500%[i]	1,022,135
800	Bank of America Corporation, Convertible, 7.250%[i]	956,000
37,225	Citigroup, Inc., 6.875%[i]	1,059,051
26,020	Citigroup, Inc., 7.008%[e]	678,341
8,650	Cobank ACB, 6.250%[i]	892,572
16,000	Countrywide Capital V, 7.000%	417,440
4,000	Farm Credit Bank of Texas, 6.750%[i]	416,375
41,050	GMAC Capital Trust I, 6.402%[e]	1,018,861
48,800	Goldman Sachs Group, Inc., 5.500%[i]	1,292,224
22,200	Morgan Stanley 7.125%[i]	658,674
30,420	Morgan Stanley, 6.875%[i]	874,271
15,500	PNC Financial Services Group, Inc., 6.125%[i]	469,495
28,000	U.S. Bancorp, 6.500%[i]	862,400
1,012	Wells Fargo & Company, Convertible, 7.500%[i]	1,314,791

	Total	13,390,549

Health Care (0.1%)
810	Allergan plc, Convertible, 5.50%	674,325

	Total	674,325

	Total Preferred Stock (cost $14,675,203)	15,514,294

	Collateral Held for Securities Loaned (0.1%)
385,600	Thrivent Cash Management Trust	385,600

	Total Collateral Held for Securities Loaned (cost $385,600)	385,600

Shares or Principal Amount	Short-Term Investments (9.4%)[m]
	Federal Home Loan Bank Discount Notes
100,000	0.350%, 7/26/2016[n]	99,988
800,000	0.342%, 8/5/2016[n]	799,806
300,000	0.370%, 9/14/2016[n]	299,825
	Thrivent Core Short-Term Reserve Fund
4,681,287	0.580%	46,812,873

	Total Short-Term Investments (cost $48,012,351)	48,012,492

	Total Investments (cost $526,636,917) 102.8%	$527,418,690

	Other Assets and Liabilities, Net (2.8%)	(14,341,942)

	Total Net Assets 100.0%	$513,076,748

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $51,672,924 or 10.1% of total net assets.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
h	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Non-income producing security.
l	All or a portion of the security is on loan.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Portfolio as of June 30, 2016 was $12,544,860 or 2.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this schedule.

127

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$831,507
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	448,048
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,197,561
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	1,129,408
Digicel, Ltd., 4/15/2021	6/9/2014	778,051
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	539,150
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	734,863
NRZ Advance Receivables Trust, 6/15/2049	6/23/2016	1,299,998
Pretium Mortgage Credit Partners I, LLC, 7/25/2031	6/17/2016	1,000,000
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,135,490
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	746,956
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	836,236
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	428,803
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,316,255

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of June 30, 2016:

Securities Lending Transactions
Common Stock	$365,378

Total lending	$365,378
Gross amount payable upon return of collateral for securities loaned	$385,600

Net amounts due to counterparty	$20,222

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

128

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (23.7%)[a]	Value
Basic Materials (1.3%)
	Alpha Natural Resources, Inc., Term Loan
$432,608	3.500%, 5/22/2020[b]	$201,163
	Fortescue Metals Group, Ltd., Term Loan
474,194	4.250%, 6/30/2019	452,855
	Ineos US Finance, LLC, Term Loan
246,207	3.750%, 12/15/2020	239,848
	NewPage Corporation, Delayed Draw
68,600	11.000%, 7/26/2017	68,086
	NewPage Corporation, Term Loan
70,528	11.000%, 7/26/2017	39,143
340,900	0.000%, 2/11/2021[b]	46,021
	Tronox Pigments BV, Term Loan
370,750	4.500%, 3/19/2020	354,066

	Total	1,401,182

Capital Goods (0.6%)
	Accudyne Industries, LLC, Term Loan
221,712	4.000%, 12/13/2019	198,433
	ADS Waste Holdings, Inc., Term Loan
239,979	3.750%, 10/9/2019	235,779
	Rexnord, LLC, Term Loan
187,781	4.000%, 8/21/2020	185,251

	Total	619,463

Communications Services (7.1%)
	Atlantic Broadband Penn, LLC, Term Loan
76,805	3.250%, 11/30/2019	76,637
	Birch Communication Inc., Term Loan
411,924	7.750%, 7/17/2020	337,778
	Block Communications, Inc., Term Loan
397,979	4.000%, 11/7/2021	397,482
	Charter Communications Operating, LLC, Term Loan
244,950	3.000%, 7/1/2020	242,960
219,450	3.500%, 1/24/2023	219,450
	Cincinnati Bell, Inc., Term Loan
250,646	4.000%, 9/10/2020	248,892
	CSC Holdings, LLC, Term Loan
475,000	5.000%, 10/9/2022	475,119
	Fairpoint Communications, Term Loan
432,580	7.500%, 2/14/2019	430,867
	Grande Communications Networks, LLC, Term Loan
247,358	4.500%, 5/29/2020	242,410
	Hargray Communications Group, Inc., Term Loan
217,147	5.250%, 6/26/2019	216,876
	Integra Telecom Holdings, Inc., Term Loan
242,084	5.250%, 8/14/2020	234,974
	Intelsat Jackson Holdings SA, Term Loan
160,000	3.750%, 6/30/2019	145,480
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	279,476
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
475,000	4.500%, 1/7/2022	463,125
	LTS Buyer, LLC, Term Loan
271,600	4.000%, 4/13/2020	268,376
	Numericable US, LLC, Term Loan
264,337	4.750%, 2/10/2023	260,277
315,000	5.000%, 1/15/2024	311,850
	SBA Senior Finance II, LLC, Term Loan
735,000	3.250%, 3/24/2021	726,525
217,800	3.250%, 6/10/2022	214,579
	TNS, Inc., Term Loan
56,366	5.000%, 2/14/2020	56,296
	Univision Communications, Inc., Term Loan
247,212	4.000%, 3/1/2020	245,623
	Virgin Media Investment Holdings, Ltd., Term Loan
171,697	3.649%, 6/30/2023	167,346
	WideOpenWest Finance, LLC, Term Loan
332,395	4.500%, 4/1/2019	331,102
	WMG Acquisition Corporation, Term Loan
184,054	3.750%, 7/1/2020	181,753
	XO Communications, LLC, Term Loan
684,250	4.250%, 3/20/2021	682,252
	Yankee Cable Acquisition, LLC, Term Loan
234,619	4.250%, 3/1/2020	234,033
	Zayo Group, LLC, Term Loan
224,088	3.750%, 5/6/2021	222,647

	Total	7,914,185

Consumer Cyclical (4.0%)
	Amaya BV, Term Loan
627,345	5.000%, 8/1/2021	606,693
	Burlington Coat Factory Warehouse Corporation, Term Loan
249,141	4.250%, 8/13/2021	248,414
	Cengage Learning Acquisitions, Term Loan
540,000	5.250%, 6/7/2023	533,250
	Ceridian HCM Holding, Inc., Term Loan
131,644	4.500%, 9/15/2020	127,037
	FCA US, LLC, Term Loan
85,259	3.250%, 12/31/2018	84,966
	Golden Nugget, Inc., Delayed Draw
67,253	5.500%, 11/21/2019	67,252
	Golden Nugget, Inc., Term Loan
156,922	5.500%, 11/21/2019	156,922
	IMG Worldwide, Inc., Term Loan
416,344	5.250%, 5/6/2021	413,638
225,000	0.000%, 5/6/2022[c,d]	218,250
	KAR Auction Services, Inc., Term Loan
379,050	4.250%, 3/9/2023	379,838
	Las Vegas Sands, LLC, Term Loan
121,875	3.250%, 12/19/2020	121,723

The accompanying Notes to Financial Statements are an integral part of this schedule.

129

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (23.7%)[a]	Value
Consumer Cyclical (4.0%) - continued
	Marina District Finance Company, Inc., Term Loan
$154,816	6.500%, 8/15/2018	$154,622
	Mohegan Tribal Gaming Authority, Term Loan
400,539	5.500%, 6/15/2018	397,235
	Scientific Games International, Inc., Term Loan
248,625	6.000%, 10/18/2020	245,311
647,032	6.000%, 10/1/2021[c,d]	637,327
	Seminole Hard Rock Entertainment, Inc., Term Loan
117,576	3.500%, 5/14/2020	116,791

	Total	4,509,269

Consumer Non-Cyclical (4.2%)
	Albertson’s, LLC, Term Loan
79,800	4.750%, 12/21/2022	79,651
600,000	4.750%, 6/22/2023	598,350
	Catalina Marketing Corporation, Term Loan
73,553	4.500%, 4/9/2021	61,356
	Endo Luxembourg Finance I Co Sarl, Term Loan
363,175	3.750%, 9/26/2022	356,729
	JBS USA, LLC, Term Loan
343,532	3.750%, 5/25/2018	342,958
208,950	4.000%, 10/30/2022	208,298
	LTF Merger Sub, Inc., Term Loan
398,910	4.250%, 6/10/2022	388,938
	Mallinckrodt International Finance SA, Term Loan
154,215	3.500%, 3/19/2021	152,287
	McGraw-Hill Global Education Holdings, LLC, Term Loan
465,000	5.000%, 5/4/2022	463,721
	MultiPlan, Inc., Term Loan
550,000	5.000%, 6/7/2023	551,237
	Ortho-Clinical Diagnostics, Inc., Term Loan
436,466	4.750%, 6/30/2021	412,098
	Supervalu, Inc., Term Loan
341,036	5.500%, 3/21/2019[c,d]	340,183
	Valeant Pharmaceuticals International, Inc., Term Loan
786,671	5.000%, 4/1/2022	764,817

	Total	4,720,623

Energy (1.2%)
	Arch Coal, Inc., Term Loan
272,944	7.500%, 5/16/2018[b]	125,213
	Exgen Renewables I, LLC, Term Loan
268,621	5.250%, 2/6/2021	268,119
	Houston Fuel Oil Terminal, LLC, Term Loan
234,404	4.250%, 8/19/2021	225,614
	McJunkin Red Man Corporation, Term Loan
173,050	5.000%, 11/8/2019	166,128
	MEG Energy Corporation, Term Loan
255,981	3.750%, 3/31/2020	224,349
	Pacific Drilling SA, Term Loan
247,350	4.500%, 6/3/2018	75,442
	Targa Resources Partners, LP, Term Loan
57,000	5.750%, 2/27/2022	56,430
	Western Refining, Inc., Term Loan
114,413	5.250%, 11/12/2020	110,266
120,000	5.500%, 5/27/2023	116,750

	Total	1,368,311

Financials (1.3%)
	Delos Finance Sarl, Term Loan
125,000	3.500%, 3/6/2021	124,781
	Harland Clarke Holdings Corporation, Term Loan
130,399	7.000%, 5/22/2018	126,487
325,000	7.000%, 12/31/2019	314,437
	TransUnion, LLC, Term Loan
528,237	3.500%, 4/9/2021	521,059
	WaveDivision Holdings, LLC, Term Loan
386,778	4.000%, 10/15/2019	385,648

	Total	1,472,412

Technology (2.8%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
847,875	4.250%, 2/1/2023	848,273
	Booz Allen Hamilton, Inc., Term Loan
103,359	3.750%, 7/31/2019	103,230
	First Data Corporation, Term Loan
254,704	4.452%, 3/24/2021	253,538
120,000	4.202%, 7/8/2022	118,800
	Micron Technology, Inc., Term Loan
230,000	6.640%, 4/26/2022	230,971
	ON Semiconductor Corporation, Term Loan
675,000	5.250%, 3/31/2023	676,687
	SS&C European Holdings SARL, Term Loan
12,799	4.000%, 7/8/2022	12,785
93,536	4.000%, 7/8/2022	93,439
	Western Digital Corporation, Term Loan
625,000	6.250%, 4/29/2023	626,956
	Zayo Group, LLC, Term Loan
135,203	4.500%, 5/6/2021	135,034

	Total	3,099,713

Transportation (1.0%)
	American Airlines, Inc., Term Loan
307,273	3.250%, 6/27/2020	302,809
	OSG Bulk Ships, Inc., Term Loan
451,491	5.250%, 8/5/2019	433,431
	XPO Logistics, Inc., Term Loan
368,150	5.500%, 11/1/2021	368,150

	Total	1,104,390

The accompanying Notes to Financial Statements are an integral part of this schedule.

130

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (23.7%)[a]	Value
Utilities (0.2%)
	Intergen NV, Term Loan
$207,453	5.500%, 6/15/2020[c,d]	$184,633

	Total	184,633

	Total Bank Loans (cost $27,494,126)	26,394,181

	Long-Term Fixed Income (61.7%)
Asset-Backed Securities (4.0%)
	Asset Backed Securities Corporation Home Equity Loan Trust
182,421	0.593%, 7/25/2036[e]	159,171
	Bayview Opportunity Master Fund Trust
46,254	3.623%, 4/28/2030[f]	46,062
129,105	3.721%, 2/28/2035*	129,123
190,595	3.721%, 7/28/2035[f,g]	190,361
	CAM Mortgage, LLC
59,496	3.500%, 7/15/2064*,g	59,519
	Citi Held For Asset Issuance
253,768	4.480%, 8/15/2022*	256,817
	Countrywide Asset-Backed Certificates
17,152	5.329%, 4/25/2047	16,483
	Credit Based Asset Servicing and Securitization, LLC
105,688	3.460%, 12/25/2036[g]	70,648
	DRB Prime Student Loan Trust
100,000	2.890%, 6/25/2040[f]	100,681
	First Horizon ABS Trust
192,042	0.613%, 10/25/2034[e,h]	174,581
	GMAC Mortgage Corporation Loan Trust
310,241	0.939%, 8/25/2035[e,h]	291,725
48,380	3.358%, 9/19/2035	45,338
	GSAA Home Equity Trust
348,939	0.723%, 7/25/2037[e]	309,030
	Impac CMB Trust
209,471	0.973%, 4/25/2035[e]	190,443
38,003	1.093%, 8/25/2035[e]	33,161
	J.P. Morgan Mortgage Acquisition Trust
141,272	4.218%, 3/25/2047[g]	95,729
	Lehman XS Trust
180,411	5.440%, 8/25/2035[g]	156,829
	MLCC Mortgage Investors, Inc.
124,676	1.113%, 8/25/2029[e]	123,352
	NCF Dealer Floorplan Master Trust
150,000	3.638%, 3/21/2022*,e	146,624
	NRZ Advance Receivables Trust
300,000	2.751%, 6/15/2049*,i	301,251
	Popular ABS Mortgage Pass-Through Trust
100,000	4.360%, 11/25/2035[g]	95,081
	Pretium Mortgage Credit Partners I, LLC
200,000	4.000%, 7/25/2031*,g	200,071
	Pretium Mortgage Credit Partners, LLC
186,902	4.125%, 10/27/2030*	187,114
	Renaissance Home Equity Loan Trust
237,019	5.797%, 8/25/2036[g]	141,230
189,675	5.285%, 1/25/2037[g]	98,351
	Sunset Mortgage Loan Company, LLC
139,373	4.459%, 9/16/2045*,g	139,926
	Vericrest Opportunity Loan Transferee
107,280	3.375%, 10/25/2058*,g	106,154
139,984	3.500%, 6/26/2045[f]	138,845
128,952	3.625%, 7/25/2045[f,g]	128,061
	Wachovia Asset Securitization, Inc.
321,302	0.593%, 7/25/2037*,e,h	265,571

	Total	4,397,332

Basic Materials (0.5%)
	Albemarle Corporation
46,000	3.000%, 12/1/2019	46,622
	ArcelorMittal SA
120,000	6.500%, 3/1/2021	123,300
	Dow Chemical Company
24,000	8.550%, 5/15/2019	28,489
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[f]	104,488
	Glencore Funding, LLC
30,000	1.693%, 4/16/2018[e,f]	28,800
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	28,142
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[f]	97,701
	Novelis, Inc.
50,000	8.375%, 12/15/2017	51,125
75,000	8.750%, 12/15/2020	78,187

	Total	586,854

Capital Goods (1.8%)
	AECOM
180,000	5.875%, 10/15/2024	184,500
	Berry Plastics Corporation
95,000	6.000%, 10/15/2022	98,206
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[f]	182,875
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[f]	123,175
	CNH Industrial Capital, LLC
195,000	4.375%, 11/6/2020	196,950
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	122,400
	General Electric Company
253,000	5.000%, 12/29/2049[j]	268,433
	Huntington Ingalls Industries, Inc.
155,000	5.000%, 12/15/2021[f]	162,169
	L-3 Communications Corporation
33,000	1.500%, 5/28/2017	33,029
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	36,115
	Nortek, Inc.
64,810	8.500%, 4/15/2021	67,241

The accompanying Notes to Financial Statements are an integral part of this schedule.

131

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (61.7%)	Value
Capital Goods (1.8%) - continued
	Owens-Brockway Glass Container, Inc.
$155,000	5.000%, 1/15/2022[f]	$155,194
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	34,413
	Sealed Air Corporation
155,000	4.875%, 12/1/2022[f]	159,456
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	167,450

	Total	1,991,606

Collateralized Mortgage Obligations (5.6%)
	Alternative Loan Trust
44,650	5.500%, 5/25/2035	44,534
	American Home Mortgage Assets Trust
129,511	1.397%, 9/25/2046[e]	88,506
230,167	0.643%, 12/25/2046[e]	144,734
	Angel Oak Mortgage Trust
199,258	4.500%, 11/25/2045*,g	199,876
	Bear Stearns Adjustable Rate Mortgage Trust
165,801	2.660%, 10/25/2035[e]	159,184
	Bear Stearns ALT-A Trust
126,079	2.846%, 10/25/2033	122,666
113,214	3.002%, 6/25/2034	111,458
	CitiMortgage Alternative Loan Trust
265,417	5.750%, 4/25/2037	223,568
	Countrywide Alternative Loan Trust
145,782	5.750%, 8/25/2035	128,351
161,995	5.500%, 10/25/2035	149,985
55,810	5.500%, 2/25/2036	49,488
83,326	6.000%, 1/25/2037	73,375
179,443	5.500%, 5/25/2037	143,512
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
117,014	1.207%, 4/25/2047[e]	98,739
	First Horizon Alternative Mortgage Securities Trust
215,019	2.757%, 7/25/2035	193,249
	GMAC Mortgage Corporation Loan Trust
153,685	3.407%, 5/25/2035	141,072
	HarborView Mortgage Loan Trust
126,755	3.024%, 12/19/2035	110,229
	IndyMac INDA Mortgage Loan Trust
167,354	4.113%, 8/25/2036	155,343
	IndyMac INDX Mortgage Loan Trust
188,979	0.663%, 4/25/2046[e]	137,152
	J.P. Morgan Alternative Loan Trust
131,450	6.500%, 3/25/2036	106,785
	J.P. Morgan Mortgage Trust
108,042	6.500%, 1/25/2035	103,989
81,507	2.650%, 6/25/2035	80,789
71,062	2.816%, 6/25/2035	71,151
122,284	2.719%, 7/25/2035	119,062
161,173	2.882%, 8/25/2035	159,417
216,551	2.825%, 6/25/2036	193,583
45,355	2.708%, 10/25/2036	40,727
	Morgan Stanley Mortgage Loan Trust
112,436	2.880%, 11/25/2035	81,355
	MortgageIT Trust
212,630	0.713%, 12/25/2035[e]	189,920
	Pretium Mortgage Credit Partners, LLC
189,428	4.375%, 11/27/2030*	189,921
	Residential Accredit Loans, Inc. Trust
18,563	5.500%, 12/25/2034	18,595
126,629	3.791%, 9/25/2035	103,694
	Sequoia Mortgage Trust
188,976	1.068%, 11/20/2034[e]	176,421
	Structured Adjustable Rate Mortgage Loan Trust
160,124	2.782%, 1/25/2035	131,012
	Structured Asset Mortgage Investments, Inc.
371,155	0.763%, 12/25/2035[e]	262,412
	WaMu Mortgage Pass Through Certificates
119,222	5.000%, 11/25/2018	121,322
182,810	4.041%, 8/25/2036	164,833
116,676	2.484%, 10/25/2036	100,936
199,252	2.008%, 1/25/2037	167,709
37,164	2.448%, 8/25/2046	32,145
248,789	1.397%, 9/25/2046[e]	204,768
138,906	1.167%, 1/25/2047[e]	124,109
153,064	1.177%, 1/25/2047[e]	117,337
	Washington Mutual Mortgage Pass Through Certificates
193,249	1.187%, 2/25/2047[e]	135,594
	Wells Fargo Mortgage Backed Securities Trust
171,550	2.855%, 3/25/2036	167,859
76,176	2.866%, 4/25/2036	74,072
289,750	6.000%, 7/25/2037	285,596
161,875	6.000%, 7/25/2037	161,553

	Total	6,361,687

Commercial Mortgage-Backed Securities (0.2%)
	Bear Stearns Commercial Mortgage Securities Trust
200,000	5.568%, 10/12/2041	200,758

	Total	200,758

Communications Services (3.1%)
	Altice US Finance I Corporation
135,000	5.500%, 5/15/2026[f]	135,000
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	193,026
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	23,118
	American Tower Corporation
30,000	2.800%, 6/1/2020	30,700
	AT&T, Inc.
29,000	5.875%, 10/1/2019	32,807
30,000	1.561%, 6/30/2020[e]	29,883
40,000	2.800%, 2/17/2021	41,042
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[f]	36,630
	CC Holdings GS V, LLC
33,000	2.381%, 12/15/2017	33,428

The accompanying Notes to Financial Statements are an integral part of this schedule.

132

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (61.7%)	Value
Communications Services (3.1%) - continued
	CCOH Safari, LLC
$185,000	5.750%, 2/15/2026[f]	$190,550
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	91,462
25,000	7.500%, 4/1/2024	25,219
	Charter Communications Operating, LLC
17,000	3.579%, 7/23/2020[f]	17,773
17,000	4.464%, 7/23/2022[f]	18,271
	Clear Channel Worldwide Holdings, Inc.
110,000	6.500%, 11/15/2022	110,000
	Columbus International, Inc.
120,000	7.375%, 3/30/2021[f]	126,720
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	36,538
200,000	5.250%, 1/15/2023	224,412
	Digicel, Ltd.
184,810	6.000%, 4/15/2021*	158,419
	Dish DBS Corporation
125,000	5.875%, 7/15/2022	121,562
	DISH DBS Corporation
250,000	7.750%, 7/1/2026[f]	257,500
	FairPoint Communications, Inc.
155,000	8.750%, 8/15/2019[f]	152,675
	Frontier Communications Corporation
175,000	8.875%, 9/15/2020	186,812
	Gray Television, Inc.
200,000	5.875%, 7/15/2026[f]	200,500
	Hughes Satellite Systems Corporation
69,000	6.500%, 6/15/2019	74,520
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[f]	131,459
	Numericable-SFR SA
120,000	6.000%, 5/15/2022[f]	116,700
	SBA Tower Trust
40,000	5.101%, 4/17/2017[f]	40,129
	Sprint Corporation
165,000	7.625%, 2/15/2025	130,556
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	30,803
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	130,625
	Univision Communications, Inc.
105,000	5.125%, 5/15/2023[f]	104,212
	UPCB Finance V, Ltd.
90,000	7.250%, 11/15/2021[f]	93,825
	Verizon Communications, Inc.
85,000	2.625%, 2/21/2020	87,964
40,000	4.500%, 9/15/2020	44,398

	Total	3,459,238

Consumer Cyclical (2.9%)
	AmeriGas Finance, LLC
140,000	5.625%, 5/20/2024	141,050
	BMW US Capital, LLC
50,000	1.500%, 4/11/2019[f]	50,358
	Brookfield Residential Properties, Inc.
100,000	6.500%, 12/15/2020[f]	99,750
75,000	6.125%, 7/1/2022[f]	70,875
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	79,200
	Corrections Corporation of America
120,000	5.000%, 10/15/2022	124,500
	Daimler Finance North America, LLC
21,000	1.875%, 1/11/2018[f]	21,192
	eBay, Inc.
35,000	2.500%, 3/9/2018	35,639
	ERAC USA Finance, LLC
40,000	2.350%, 10/15/2019[f]	40,755
	Ford Motor Credit Company, LLC
38,000	5.000%, 5/15/2018	40,262
50,000	2.597%, 11/4/2019	51,154
	General Motors Financial Company, Inc.
119,810	3.250%, 5/15/2018	122,293
56,000	4.375%, 9/25/2021	59,094
	GLP Capital, LP
120,000	4.875%, 11/1/2020	124,350
	Hanesbrands, Inc.
250,000	4.875%, 5/15/2026[f]	250,900
	Hilton Worldwide Finance, LLC
180,000	5.625%, 10/15/2021	186,300
	Home Depot, Inc.
35,000	1.023%, 9/15/2017[e]	35,133
35,000	2.625%, 6/1/2022	36,629
	Hyundai Capital America
28,000	1.450%, 2/6/2017[f]	28,033
	Jaguar Land Rover Automotive plc
75,000	4.250%, 11/15/2019[f]	76,500
77,000	5.625%, 2/1/2023[f]	79,984
	KB Home
71,000	4.750%, 5/15/2019	71,178
	L Brands, Inc.
77,000	6.625%, 4/1/2021	86,625
	Lennar Corporation
150,000	4.750%, 11/15/2022	152,438
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	38,124
	MGM Resorts International
170,000	6.000%, 3/15/2023	179,350
	Newell Rubbermaid, Inc.
35,000	3.150%, 4/1/2021	36,462
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	36,519
	RHP Hotel Properties, LP
105,000	5.000%, 4/15/2021	107,100
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	126,100
	Six Flags Entertainment Corporation
110,000	5.250%, 1/15/2021[f]	113,438
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,898
	Visa, Inc.
35,000	2.200%, 12/14/2020	36,088

The accompanying Notes to Financial Statements are an integral part of this schedule.

133

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (61.7%)	Value
Consumer Cyclical (2.9%) - continued
	Walgreens Boots Alliance, Inc.
$35,000	1.750%, 5/30/2018	$35,273
35,000	2.600%, 6/1/2021	35,653
	West Corporation
120,000	5.375%, 7/15/2022[f]	111,600
	Yum! Brands, Inc.
210,000	5.000%, 6/1/2024[f]	213,675

	Total	3,187,472

Consumer Non-Cyclical (2.7%)
	Actavis Funding SCS
26,000	1.911%, 3/12/2020[e]	26,079
	Amgen, Inc.
30,000	2.125%, 5/1/2020	30,474
	Anheuser-Busch InBev Finance, Inc.
60,000	1.897%, 2/1/2021[e]	61,819
	B&G Foods, Inc.
70,000	4.625%, 6/1/2021	70,000
	BAT International Finance plc
35,000	1.163%, 6/15/2018[e,f]	34,933
	Becton, Dickinson and Company
32,000	1.450%, 5/15/2017	32,083
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	28,459
	Bunge Limited Finance Corporation
35,000	3.500%, 11/24/2020	36,688
	Cardinal Health, Inc.
35,000	1.950%, 6/15/2018	35,406
	Celgene Corporation
35,000	3.550%, 8/15/2022	36,669
	Centene Escrow Corporation
180,000	5.625%, 2/15/2021[f]	187,650
	CHS/Community Health Systems, Inc.
187,000	7.125%, 7/15/2020	173,366
	Cott Beverages, Inc.
120,000	5.375%, 7/1/2022	120,000
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,550
	EMD Finance, LLC
19,000	1.006%, 3/17/2017[e,f]	18,989
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[f]	155,775
	Express Scripts Holding Company
35,000	3.900%, 2/15/2022	37,509
	Forest Laboratories, Inc.
37,000	4.375%, 2/1/2019[f]	39,025
	Fresenius Medical Care US Finance, Inc.
64,810	5.750%, 2/15/2021[f]	71,939
	Gilead Sciences, Inc.
35,000	3.250%, 9/1/2022	37,271
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	203,500
	HCA, Inc.
64,810	4.750%, 5/1/2023	66,430
	JBS USA, LLC
170,000	5.750%, 6/15/2025[f]	159,800
	Laboratory Corporation of America Holdings
20,000	2.625%, 2/1/2020	20,428
	Land O’Lakes, Inc.
100,000	8.000%, 12/31/2049[f,j]	102,250
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	36,564
	Merck & Company, Inc.
20,000	1.005%, 2/10/2020[e]	20,007
	Molson Coors Brewing Company
60,000	1.450%, 7/15/2019[d]	60,152
	Mondelez International, Inc.
20,000	2.250%, 2/1/2019	20,436
	Mylan NV
70,000	2.500%, 6/7/2019[f]	70,929
15,000	3.750%, 12/15/2020[f]	15,639
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024[f]	209,250
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	62,542
	Reynolds American, Inc.
19,000	3.250%, 6/12/2020	20,085
	SABMiller plc
30,000	6.500%, 7/15/2018[f]	32,906
	Safeway, Inc.
8,000	3.400%, 12/1/2016	7,980
	Spectrum Brands Escrow Corporation
77,000	6.375%, 11/15/2020	80,369
	Teleflex, Inc.
200,000	4.875%, 6/1/2026	202,000
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	122,976
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	112,200
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[f]	55,588
	WM Wrigley Jr. Company
20,000	2.000%, 10/20/2017[f]	20,213

	Total	2,960,928

Energy (1.7%)
	Anadarko Petroleum Corporation
40,000	8.700%, 3/15/2019	45,617
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	134,400
	Boardwalk Pipelines, Ltd.
29,000	5.875%, 11/15/2016	29,402
	BP Capital Markets plc
70,000	1.676%, 5/3/2019	70,561
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	22,311
	Cheniere Corpus Christi Holdings, LLC
250,000	7.000%, 6/30/2024[f]	256,720
	Chevron Corporation
35,000	1.136%, 11/16/2018[e]	34,854
	Concho Resources, Inc.
189,810	6.500%, 1/15/2022	194,318

The accompanying Notes to Financial Statements are an integral part of this schedule.

134

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (61.7%)	Value
Energy (1.7%) - continued
	Crestwood Midstream Partners, LP
$110,000	6.250%, 4/1/2023[f]	$101,200
	Ecopetrol SA
62,000	5.875%, 9/18/2023	63,860
	Enbridge, Inc.
19,000	1.136%, 6/2/2017[e]	18,668
	EQT Corporation
5,000	5.150%, 3/1/2018	5,105
26,000	8.125%, 6/1/2019	28,644
	Exxon Mobil Corporation
55,000	1.708%, 3/1/2019	55,894
	Marathon Petroleum Corporation
35,000	3.400%, 12/15/2020	36,181
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[f]	56,980
	Occidental Petroleum Corporation
45,000	2.600%, 4/15/2022	46,111
	Pacific Drilling V, Ltd.
110,000	7.250%, 12/1/2017[f]	45,100
	Petrobras International Finance Company
92,000	5.750%, 1/20/2020	88,881
	Petroleos Mexicanos
113,000	5.500%, 2/4/2019[f]	118,763
	Pioneer Natural Resources Company
11,000	3.450%, 1/15/2021	11,358
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	123,132
	Sabine Pass Liquefaction, LLC
155,000	5.625%, 3/1/2025	154,419
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[f]	36,503
	Shell International Finance BV
30,000	1.080%, 5/11/2020[e]	29,606
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	36,883
	Transcontinental Gas Pipe Line Company, LLC
40,000	7.850%, 2/1/2026[f]	49,780

	Total	1,895,251

Financials (5.9%)
	Abbey National Treasury Services plc
40,000	1.037%, 9/29/2017[e]	39,806
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	36,612
	AerCap Ireland Capital, Ltd.
100,000	3.950%, 2/1/2022	100,000
	Aetna, Inc.
80,000	1.900%, 6/7/2019	81,039
	Air Lease Corporation
36,000	2.125%, 1/15/2018	35,820
17,000	2.625%, 9/4/2018	16,996
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	102,000
100,000	4.125%, 3/30/2020	100,250
	American Express Credit Corporation
35,000	1.706%, 9/14/2020[e]	35,107
	Australia and New Zealand Banking Group, Ltd.
200,000	6.750%, 12/29/2049[f,j]	206,476
	Aviation Capital Group Corporation
20,000	3.875%, 9/27/2016[f]	20,029
	Bank of America Corporation
44,000	5.700%, 5/2/2017	45,548
40,000	1.700%, 8/25/2017	40,150
76,000	1.717%, 3/22/2018[e]	76,398
15,000	5.650%, 5/1/2018	16,075
60,000	5.625%, 7/1/2020	67,502
40,000	2.625%, 4/19/2021	40,614
125,000	6.300%, 12/29/2049[j]	132,813
20,000	8.000%, 12/29/2049[j]	19,875
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,616
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	47,810
	BNP Paribas SA
30,000	2.375%, 9/14/2017	30,432
200,000	7.625%, 12/29/2049[f,j]	200,000
	Caisse Centrale Desjardins du Quebec
25,000	1.303%, 1/29/2018[e,f]	24,933
	Central Fidelity Capital Trust I
195,000	1.628%, 4/15/2027[e]	169,650
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	80,400
	Citigroup, Inc.
69,000	1.850%, 11/24/2017	69,380
75,000	2.050%, 6/7/2019	75,516
60,000	2.650%, 10/26/2020	61,057
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
150,000	11.000%, 12/29/2049[f,j]	178,875
	Credit Agricole SA
25,000	1.628%, 6/10/2020[e,f]	24,907
	Credit Suisse Group AG
150,000	7.500%, 12/11/2049[f,j]	150,750
	CyrusOne, LP
64,810	6.375%, 11/15/2022	67,402
	Discover Bank
10,000	8.700%, 11/18/2019	11,775
	Discover Financial Services
20,000	6.450%, 6/12/2017	20,797
	Duke Realty, LP
46,000	8.250%, 8/15/2019	54,613
	Fifth Third Bancorp
48,000	5.450%, 1/15/2017	49,069
	Goldman Sachs Group, Inc.
20,000	2.625%, 1/31/2019	20,469
90,000	7.500%, 2/15/2019	102,925
40,000	2.000%, 4/25/2019	40,410
25,000	1.798%, 4/23/2020[e]	24,927
30,000	2.274%, 11/29/2023[e]	29,936
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[f]	40,526
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	49,394
	HCP, Inc.
25,000	3.750%, 2/1/2019	25,886

The accompanying Notes to Financial Statements are an integral part of this schedule.

135

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (61.7%)	Value
Financials (5.9%) - continued
	Health Care REIT, Inc.
$26,000	4.700%, 9/15/2017	$26,948
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	41,684
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	56,976
	Hutchison Whampoa Finance CI, Ltd.
46,000	1.625%, 10/31/2017[f]	46,210
	Icahn Enterprises, LP
110,000	6.000%, 8/1/2020	108,625
	ILFC E-Capital Trust II
300,000	4.230%, 12/21/2065[e,f]	237,000
	ING Capital Funding Trust III
25,000	4.231%, 12/29/2049[e,j]	24,281
	International Lease Finance Corporation
85,000	5.875%, 4/1/2019	90,631
	Intesa Sanpaolo SPA
10,000	3.875%, 1/16/2018	10,260
32,000	3.875%, 1/15/2019	32,890
	J.P. Morgan Chase & Company
20,000	6.300%, 4/23/2019	22,482
15,000	2.250%, 1/23/2020	15,206
60,000	4.950%, 3/25/2020	66,323
60,000	2.700%, 5/18/2023	60,610
39,000	7.900%, 4/29/2049[j]	39,780
180,000	6.750%, 8/29/2049[j]	198,225
	KeyCorp
30,000	2.300%, 12/13/2018	30,489
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[f]	11,042
	Lloyds Bank plc
25,000	1.175%, 3/16/2018[e]	24,865
	Macquarie Bank, Ltd.
40,000	1.808%, 1/15/2019[e,f]	40,246
	Mellon Capital IV
200,000	4.000%, 6/29/2049[e,j]	160,500
	MetLife, Inc.
36,000	1.903%, 12/15/2017	36,326
	Mizuho Corporate Bank, Ltd.
25,000	1.550%, 10/17/2017[f]	25,041
	Morgan Stanley
40,000	6.625%, 4/1/2018	43,351
25,000	1.774%, 1/27/2020[e]	25,097
40,000	2.500%, 4/21/2021	40,418
26,000	4.875%, 11/1/2022	28,472
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	112,750
	Murray Street Investment Trust I
60,000	4.647%, 3/9/2017	61,348
	National City Corporation
20,000	6.875%, 5/15/2019	22,543
	New York Life Global Funding
35,000	1.550%, 11/2/2018[f]	35,325
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	21,490
	Quicken Loans, Inc.
190,000	5.750%, 5/1/2025[f]	183,350
	Realty Income Corporation
33,000	2.000%, 1/31/2018	33,275
	Regions Bank
17,000	7.500%, 5/15/2018	18,644
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	36,025
	Reinsurance Group of America, Inc.
40,000	5.625%, 3/15/2017	41,144
	Royal Bank of Scotland Group plc
217,000	7.640%, 3/29/2049[j]	206,150
162,000	7.648%, 8/29/2049[j]	191,160
	Simon Property Group, LP
35,000	2.500%, 9/1/2020	36,199
60,000	2.500%, 7/15/2021	61,816
	Societe Generale SA
155,000	8.250%, 9/29/2049[j]	153,450
	State Street Capital Trust IV
411,000	1.653%, 6/15/2037[e]	343,321
	State Street Corporation
35,000	1.526%, 8/18/2020[e]	35,128
	Sumitomo Mitsui Banking Corporation
60,000	1.300%, 1/10/2017	60,037
25,000	1.213%, 1/16/2018[e]	24,947
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	36,238
	Synchrony Financial
56,000	1.875%, 8/15/2017	56,088
15,000	1.867%, 2/3/2020[e]	14,531
	Toronto-Dominion Bank
40,000	1.475%, 1/22/2019[e]	40,269
35,000	1.586%, 12/14/2020[e]	35,196
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	37,444
	USB Realty Corporation
195,000	1.775%, 12/29/2049[e,f,j]	155,756
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,561
	Wells Fargo & Company
25,000	1.318%, 1/30/2020[e]	24,846

	Total	6,556,574

Foreign Government (15.0%)
	Argentina Government International Bond
230,000	6.250%, 4/22/2019[f]	239,775
300,000	7.500%, 4/22/2026[f]	324,300
	Brazil Government International Bond
282,000	5.875%, 1/15/2019	308,226
431,000	4.875%, 1/22/2021	454,059
460,000	2.625%, 1/5/2023	419,290
100,000	6.000%, 4/7/2026	108,500
366,000	5.000%, 1/27/2045	328,485
	Colombia Government International Bond
205,000	2.625%, 3/15/2023	198,133
180,000	4.000%, 2/26/2024	188,010
150,000	5.625%, 2/26/2044	166,125
340,000	5.000%, 6/15/2045	352,750
	Croatia Government International Bond
80,000	6.750%, 11/5/2019[f]	87,100
255,000	6.625%, 7/14/2020[f]	278,205

The accompanying Notes to Financial Statements are an integral part of this schedule.

136

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (61.7%)	Value
Foreign Government (15.0%) - continued
	Export-Import Bank of Korea
$25,000	2.250%, 1/21/2020	$25,380
	Hungary Government International Bond
386,000	5.750%, 11/22/2023	439,422
334,000	5.375%, 3/25/2024	373,078
	Indonesia Government International Bond
240,000	4.875%, 5/5/2021[f]	260,577
225,000	3.375%, 4/15/2023[f]	226,222
282,000	5.875%, 1/15/2024[f]	326,124
210,000	4.125%, 1/15/2025[f]	218,707
200,000	4.750%, 1/8/2026[f]	217,774
810,000	5.125%, 1/15/2045[f]	859,360
	Mexico Government International Bond
230,000	3.625%, 3/15/2022	242,420
284,000	4.000%, 10/2/2023	305,740
322,000	3.600%, 1/30/2025	336,490
411,000	4.125%, 1/21/2026	445,524
94,000	6.050%, 1/11/2040	118,205
230,000	4.750%, 3/8/2044	247,825
188,000	5.550%, 1/21/2045	225,130
329,000	4.600%, 1/23/2046	347,095
	Panama Government International Bond
146,000	4.000%, 9/22/2024	156,585
173,000	3.750%, 3/16/2025	182,515
94,000	6.700%, 1/26/2036	124,785
	Peru Government International Bond
105,000	5.625%, 11/18/2050	130,200
550,000	4.125%, 8/25/2027	603,625
	Philippines Government International Bond
125,000	7.750%, 1/14/2031	194,003
110,000	6.375%, 10/23/2034	159,967
92,000	5.000%, 1/13/2037	118,617
184,000	3.950%, 1/20/2040	211,921
500,000	3.700%, 3/1/2041	557,190
	Romania Government International Bond
148,000	4.375%, 8/22/2023[f]	158,360
80,000	4.875%, 1/22/2024[f]	88,208
	Russia Government International Bond
188,000	3.500%, 1/16/2019[f]	194,145
700,000	5.000%, 4/29/2020[f]	755,244
560,000	4.875%, 9/16/2023[f]	610,814
265,550	7.500%, 3/31/2030[f]	323,971
282,000	5.625%, 4/4/2042[f]	318,908
	South Africa Government International Bond
200,000	5.500%, 3/9/2020	216,000
145,000	5.875%, 5/30/2022	161,385
46,000	5.375%, 7/24/2044	48,136
	Turkey Government International Bond
282,000	7.500%, 11/7/2019	322,069
650,000	7.000%, 6/5/2020	737,211
295,000	5.125%, 3/25/2022	315,425
188,000	6.250%, 9/26/2022	212,592
94,000	5.750%, 3/22/2024	104,820
288,000	4.250%, 4/14/2026	292,363
200,000	4.875%, 10/9/2026	210,608
192,000	4.875%, 4/16/2043	187,440
325,000	6.625%, 2/17/2045	394,686

	Total	16,759,824

Mortgage-Backed Securities (12.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
850,000	3.000%, 7/1/2031[d]	891,670
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
32,172	5.500%, 9/1/2024	35,822
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 7/1/2046[d]	802,734
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
500,000	2.500%, 8/1/2028[d]	516,513
1,250,000	2.500%, 7/1/2031[d]	1,293,237
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
239,064	6.000%, 8/1/2024	272,991
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,525,000	3.500%, 7/1/2046[d]	4,774,582
3,000,000	4.000%, 7/1/2046[d]	3,216,476
1,325,000	4.500%, 7/1/2046[d]	1,446,314
800,000	3.500%, 8/1/2046[d]	842,969

	Total	14,093,308

Technology (1.5%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[f]	71,812
	Apple, Inc.
30,000	0.927%, 5/6/2020[e]	29,697
	Automatic Data Processing, Inc.
35,000	2.250%, 9/15/2020	36,364
	Cisco Systems, Inc.
40,000	1.254%, 2/21/2018[e]	40,248
35,000	1.173%, 3/1/2019[e]	35,126
	CommScope Technologies Finance, LLC
130,000	6.000%, 6/15/2025[f]	133,250
	Denali Borrower, LLC
122,000	5.625%, 10/15/2020[f]	127,978
	Diamond 1 Finance Corporation
35,000	3.480%, 6/1/2019[f]	35,854
	Equinix, Inc.
155,000	5.750%, 1/1/2025	160,425
	Fidelity National Information Services, Inc.
37,000	1.450%, 6/5/2017	36,956
35,000	3.625%, 10/15/2020	36,999
	First Data Corporation
110,000	5.375%, 8/15/2023[f]	111,706
	Freescale Semiconductor, Inc.
105,000	6.000%, 1/15/2022[f]	110,722

The accompanying Notes to Financial Statements are an integral part of this schedule.

137

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (61.7%)	Value
Technology (1.5%) - continued
	Hewlett Packard Enterprise Company
$33,000	3.600%, 10/15/2020[f]	$34,445
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[f]	76,312
	Intel Corporation
60,000	1.700%, 5/19/2021	60,561
35,000	3.100%, 7/29/2022	37,476
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	68,213
	Oracle Corporation
30,000	2.500%, 5/15/2022	30,654
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[f]	197,500
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[f]	130,000
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	30,456
	Tyco Electronics Group SA
38,000	6.550%, 10/1/2017	40,397

	Total	1,673,151

Transportation (0.5%)
	Air Canada Pass Through Trust
14,551	3.875%, 3/15/2023[f]	13,642
	American Airlines Pass Through Trust
16,803	4.950%, 1/15/2023	18,273
	Avis Budget Car Rental, LLC
105,000	5.125%, 6/1/2022[f]	101,325
	Continental Airlines, Inc.
45,104	6.250%, 4/11/2020	47,991
	Delta Air Lines, Inc.
20,793	4.950%, 5/23/2019	21,989
	ERAC USA Finance, LLC
65,000	2.600%, 12/1/2021[f]	66,059
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	36,522
	Korea Expressway Corporation
33,000	1.625%, 4/28/2017[f]	33,101
	United Airlines 2015-1 Class A Pass Through Trust
35,000	3.700%, 12/1/2022	36,050
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f]	190,750

	Total	565,702

U.S. Government and Agencies (2.0%)
	U.S. Treasury Notes
1,000,000	1.875%, 6/30/2020	1,038,281
1,070,000	2.125%, 6/30/2022	1,128,181
100,000	1.625%, 2/15/2026	101,125

	Total	2,267,587

Utilities (1.6%)
	AES Corporation
64,810	7.375%, 7/1/2021	73,073
	Ameren Corporation
35,000	2.700%, 11/15/2020	36,046
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	20,486
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	49,304
	Calpine Corporation
100,000	6.000%, 1/15/2022[f]	104,750
120,000	5.375%, 1/15/2023	117,000
	DTE Energy Company
46,000	2.400%, 12/1/2019	46,969
	Dynegy Finance I, Inc.
140,000	7.375%, 11/1/2022	135,100
	EDP Finance BV
46,000	4.125%, 1/15/2020[f]	47,454
	El Paso Corporation
18,000	7.000%, 6/15/2017	18,746
	Electricite de France SA
165,000	5.250%, 12/29/2049[f,j]	158,383
	Emera U.S. Finance, LP
40,000	2.150%, 6/15/2019[f]	40,465
	Energy Transfer Equity, LP
170,000	5.500%, 6/1/2027	159,800
	Eversource Energy
15,000	1.600%, 1/15/2018	15,090
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	22,129
15,000	2.950%, 1/15/2020	15,430
	MPLX LP
330,000	4.875%, 12/1/2024[f]	321,473
	NextEra Energy Capital Holdings, Inc.
35,000	2.300%, 4/1/2019	35,679
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	17,319
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	63,838
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	27,578
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,373
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	76,037
	Sempra Energy
36,000	6.150%, 6/15/2018	39,155
15,000	2.400%, 3/15/2020	15,312
	Southern California Edison Company
10,000	2.400%, 2/1/2022	10,367
	Southern Company
80,000	1.850%, 7/1/2019	81,012
	Xcel Energy, Inc.
30,000	1.200%, 6/1/2017	30,019

	Total	1,797,387

	Total Long-Term Fixed Income (cost $67,800,336)	68,754,659

Shares	Registered Investment Companies (8.1%)
Equity Funds/ETFs (0.2%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	79,528
7,200	BlackRock Resources & Commodities Strategy Trust	55,440

The accompanying Notes to Financial Statements are an integral part of this schedule.

138

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Registered Investment Companies (8.1%)	Value
Equity Funds/ETFs (0.2%) - continued
3,200	Guggenheim Multi-Asset Income ETF	$60,640

	Total	195,608

Fixed Income Funds/ETFs (7.9%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	161,121
9,425	Doubleline Income Solutions Fund	172,949
5,211	First Trust High Income Long/Short Fund	77,279
9,022	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,038,883
29,597	MFS Intermediate Income Trust	137,330
10,814	PIMCO Dynamic Credit Income Fund	206,872
175,280	PowerShares Senior Loan Portfolio	4,026,182
24,789	Templeton Global Income Fund	157,658
31,830	Vanguard Short-Term Corporate Bond ETF	2,573,137
11,299	Western Asset Emerging Markets Debt Fund, Inc.	173,779
16,794	Western Asset High Income Opportunity Fund, Inc.	82,291

	Total	8,807,481

	Total Registered Investment Companies (cost $9,167,055)	9,003,089

	Preferred Stock (2.0%)
Consumer Staples (0.1%)
2,280	CHS, Inc., 7.100%[j]	66,348

	Total	66,348

Financials (1.9%)
1,870	Agribank FCB, 6.875%[j]	197,227
177	Bank of America Corporation, Convertible, 7.250%[j]	211,515
10,320	Citigroup, Inc., 6.875%[j]	293,604
3,600	Citigroup, Inc., 7.008%[e]	93,852
1,445	Cobank ACB, 6.250%[j]	149,106
1,135	Farm Credit Bank of Texas, 6.750%[j]	118,146
7,800	GMAC Capital Trust I, 6.402%[e]	193,596
7,400	Goldman Sachs Group, Inc., 5.500%[j]	195,952
92	M&T Bank Corporation, 6.375%[j]	95,249
6,900	Morgan Stanley 7.125%[j]	204,723
4,839	U.S. Bancorp, 6.500%[j]	149,041
169	Wells Fargo & Company, Convertible, 7.500%[j]	219,565

	Total	2,121,576

	Total Preferred Stock (cost $2,064,224)	2,187,924

	Common Stock (0.5%)
Energy (<0.1%)
341	Vantage Drilling International[k]	29,497

	Total	29,497

Financials (0.5%)
24,100	Apollo Investment Corporation	133,514
11,100	Ares Capital Corporation	157,620
6,000	Invesco Mortgage Capital, Inc.	82,140
9,450	Solar Capital, Ltd.	180,022

	Total	553,296

	Total Common Stock (cost $649,143)	582,793

Shares or Principal Amount	Short-Term Investments (17.4%)[l]
	Federal Home Loan Bank Discount Notes
100,000	0.280%, 9/21/2016[m]	99,936
	Thrivent Core Short-Term Reserve Fund
1,930,829	0.580%	19,308,288

	Total Short-Term Investments (cost $19,408,194)	19,408,224

	Total Investments (cost $126,583,078) 113.4%	$126,330,870

	Other Assets and Liabilities, Net (13.4%)	(14,907,884)

	Total Net Assets 100.0%	$111,422,986

The accompanying Notes to Financial Statements are an integral part of this schedule.

139

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $15,412,045 or 13.8% of total net assets.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
h	All or a portion of the security is insured or guaranteed.
i	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Portfolio as of June 30, 2016 was $2,340,386 or 2.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$198,839
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	128,943
CAM Mortgage, LLC, 7/15/2064	6/24/2015	59,496
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	253,143
Digicel, Ltd., 4/15/2021	8/19/2013	186,249
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	146,973
NRZ Advance Receivables Trust, 6/15/2049	6/23/2016	299,999
Pretium Mortgage Credit Partners I, LLC, 7/25/2031	6/17/2016	200,000
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	186,739
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	189,248
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	139,373
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	105,805
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	321,302

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

140

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (96.4%)	Value
Consumer Discretionary (13.5%)
36,560	American Axle & Manufacturing Holdings, Inc.[a]	$529,389
7,800	American Public Education, Inc.[a]	219,180
6,300	Arctic Cat, Inc.	107,100
10,600	Asbury Automotive Group, Inc.[a]	559,044
18,727	Barnes & Noble Education, Inc.[a]	190,079
29,240	Barnes & Noble, Inc.	331,874
42,160	Belmond, Ltd.[a]	417,384
8,910	Big 5 Sporting Goods Corporation	82,596
518	Biglari Holdings, Inc.[a]	208,930
9,670	BJ’s Restaurants, Inc.[a]	423,836
5,570	Blue Nile, Inc.	152,507
9,690	Bob Evans Farms, Inc.	367,735
39,040	Boyd Gaming Corporation[a]	718,336
13,490	Buckle, Inc.[b]	350,605
21,105	Caleres, Inc.	510,952
45,450	Callaway Golf Company	464,044
5,180	Capella Education Company	272,675
33,510	Career Education Corporation[a]	199,384
12,630	Cato Corporation	476,404
4,060	Cavco Industries, Inc.[a]	380,422
9,110	Children’s Place, Inc.	730,440
8,080	Chuy’s Holdings, Inc.[a]	279,649
22,560	Core-Mark Holding Company, Inc.	1,057,162
35,140	Crocs, Inc.[a]	396,379
8,070	DineEquity, Inc.	684,175
14,580	Dorman Products, Inc.[a,b]	833,976
11,850	Drew Industries, Inc.	1,005,354
26,033	E.W. Scripps Company[a]	412,363
12,390	Ethan Allen Interiors, Inc.	409,366
32,960	Express, Inc.[a]	478,250
20,133	Finish Line, Inc.	406,485
26,590	Five Below, Inc.[a]	1,234,042
19,710	Francesca’s Holdings Corporation[a]	217,796
16,900	Fred’s, Inc.	272,259
8,630	FTD Companies, Inc.[a]	215,405
57,150	Gannett Company, Inc.	789,242
10,150	Genesco, Inc.[a]	652,746
17,510	Gentherm, Inc.[a]	599,718
19,290	G-III Apparel Group, Ltd.[a]	881,939
10,030	Group 1 Automotive, Inc.	495,081
23,280	Harte-Hanks, Inc.	37,015
9,710	Haverty Furniture Companies, Inc.	175,071
10,840	Hibbett Sports, Inc.[a,b]	377,124
24,200	Iconix Brand Group, Inc.[a,b]	163,592
8,060	Installed Building Products, Inc.[a]	292,497
53,740	Interval Leisure Group, Inc.	854,466
13,470	iRobot Corporation[a,b]	472,528
6,880	Kirkland’s, Inc.[a]	100,998
29,980	Krispy Kreme Doughnuts, Inc.[a]	628,381
24,350	La-Z-Boy, Inc.	677,417
11,450	Lithia Motors, Inc.	813,751
13,620	Lumber Liquidators Holdings, Inc.[a,b]	210,020
18,930	M.D.C. Holdings, Inc.	460,756
11,860	M/I Homes, Inc.[a]	223,324
9,160	Marcus Corporation	193,276
11,600	MarineMax, Inc.[a]	196,852
11,940	Marriott Vacations Worldwide Corporation	817,771
17,920	Meritage Homes Corporation[a]	672,717
5,260	Monarch Casino & Resort, Inc.[a]	115,562
15,650	Monro Muffler Brake, Inc.	994,714
8,950	Motorcar Parts of America, Inc.[a]	243,261
7,880	Movado Group, Inc.	170,838
14,250	Nutrisystem, Inc.	361,380
8,160	Outerwall, Inc.	342,720
7,180	Oxford Industries, Inc.	406,532
13,390	Papa John’s International, Inc.	910,520
5,550	Perry Ellis International, Inc.[a]	111,666
9,850	PetMed Express, Inc.[b]	184,786
10,620	Popeyes Louisiana Kitchen, Inc.[a]	580,277
6,590	Red Robin Gourmet Burgers, Inc.[a]	312,564
18,020	Regis Corporation[a]	224,349
25,600	Rent-A-Center, Inc.[b]	314,368
28,930	Ruby Tuesday, Inc.[a]	104,437
16,500	Ruth’s Hospitality Group, Inc.	263,175
12,830	Scholastic Corporation	508,196
24,320	Scientific Games Corporation[a,b]	223,501
22,530	Select Comfort Corporation[a]	481,691
9,800	Sizmek, Inc.[a]	22,442
13,940	Sonic Automotive, Inc.	238,513
23,792	Sonic Corporation	643,574
12,940	Stage Stores, Inc.[b]	63,147
7,470	Stamps.com, Inc.[a,b]	653,027
9,630	Standard Motor Products, Inc.	383,081
14,340	Stein Mart, Inc.	110,705
26,735	Steven Madden, Ltd.[a]	913,802
5,440	Strayer Education, Inc.[a]	267,267
9,310	Sturm, Ruger & Company, Inc.[b]	595,933
10,810	Superior Industries International, Inc.	289,492
23,390	Tailored Brands, Inc.[b]	296,117
18,600	TopBuild Corporation[a]	673,320
21,340	Tuesday Morning Corporation[a]	149,807
27,570	Tumi Holdings, Inc.[a]	737,222
7,290	Unifi, Inc.[a]	198,507
7,100	Universal Electronics, Inc.[a]	513,188
10,420	Universal Technical Institute, Inc.	23,549
9,710	Vera Bradley, Inc.[a]	137,591
11,850	Vitamin Shoppe, Inc.[a,b]	362,254
9,760	VOXX International Corporation[a]	27,230
12,830	Winnebago Industries, Inc.	294,064
47,490	Wolverine World Wide, Inc.	964,997
16,590	World Wrestling Entertainment, Inc.	305,422
9,300	Zumiez, Inc.[a]	133,083

	Total	42,233,730

Consumer Staples (2.8%)
12,920	Andersons, Inc.	459,177
30,790	B&G Foods, Inc.	1,484,078
7,120	Calavo Growers, Inc.	477,040
15,050	Cal-Maine Foods, Inc.[b]	667,016
4,780	Central Garden & Pet Company[a]	109,127
15,950	Central Garden & Pet Company, Class Aa	346,274
79,160	Darling Ingredients, Inc.[a]	1,179,484
8,340	Inter Parfums, Inc.	238,274
7,180	J & J Snack Foods Corporation	856,359
4,560	Medifast, Inc.	151,711
9,710	Sanderson Farms, Inc.[b]	841,274
2,950	Seneca Foods Corporation[a]	106,820
18,310	SpartanNash Company	559,920
10,980	Universal Corporation	633,985
6,480	WD-40 Company	761,076

	Total	8,871,615

Energy (2.8%)
33,760	Archrock, Inc.	318,019
28,760	Atwood Oceanics, Inc.[b]	360,075
19,050	Basic Energy Services, Inc.[a,b]	32,004
24,340	Bill Barrett Corporation[a,b]	155,533
19,480	Bonanza Creek Energy, Inc.[a,b]	39,155

The accompanying Notes to Financial Statements are an integral part of this schedule.

141

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (96.4%)	Value
Energy (2.8%) - continued
17,030	Bristow Group, Inc.[b]	$194,312
9,760	CARBO Ceramics, Inc.[b]	127,856
26,510	Carrizo Oil & Gas, Inc.[a]	950,384
29,700	Cloud Peak Energy, Inc.[a,b]	61,182
8,690	Contango Oil & Gas Company[a]	106,366
9,650	Era Group, Inc.[a]	90,710
17,225	Exterran Corporation[a]	221,341
6,470	Geospace Technologies Corporation[a]	105,914
17,490	Green Plains, Inc.	344,903
6,550	Gulf Island Fabrication, Inc.	45,457
12,250	Gulfmark Offshore, Inc.[a,b]	38,343
47,860	Helix Energy Solutions Group, Inc.[a]	323,534
15,980	Hornbeck Offshore Services, Inc.[a]	133,273
12,980	Matrix Service Company[a]	214,040
41,080	Newpark Resources, Inc.[a]	237,853
26,270	Northern Oil and Gas, Inc.[a,b]	121,367
22,320	PDC Energy, Inc.[a]	1,285,855
31,050	Pioneer Energy Services Corporation[a]	142,830
2,680	REX American Resources Corporation[a]	160,344
7,780	SEACOR Holdings, Inc.[a]	450,851
94,490	Synergy Resources Corporation[a]	629,303
22,340	Tesco Corporation	149,455
44,560	TETRA Technologies, Inc.[a]	283,847
23,440	Tidewater, Inc.[b]	103,370
30,950	U.S. Silica Holdings, Inc.[b]	1,066,847
25,490	Unit Corporation[a]	396,624

	Total	8,890,947

Financials (22.4%)
34,928	Acadia Realty Trust	1,240,643
11,550	Agree Realty Corporation	557,172
19,300	American Assets Trust, Inc.	819,092
39,660	American Equity Investment Life Holding Company	565,155
13,480	Ameris Bancorp	400,356
9,280	AMERISAFE, Inc.	568,122
44,200	Astoria Financial Corporation	677,586
23,790	Banc of California, Inc.	430,599
20,620	Bank Mutual Corporation	158,362
9,880	Banner Corporation	420,295
38,250	BBCN Bancorp, Inc.	570,690
27,690	Bofi Holding, Inc.[a,b]	490,390
39,810	Boston Private Financial Holdings, Inc.	468,962
33,940	Brookline Bancorp, Inc.	374,358
8,170	Calamos Asset Management, Inc.	59,723
47,170	Capstead Mortgage Corporation	457,549
15,600	Cardinal Financial Corporation	342,264
28,202	CareTrust REIT, Inc.	388,624
11,660	Cash America International, Inc.	496,949
36,480	Cedar Realty Trust, Inc.	271,046
14,910	Central Pacific Financial Corporation	351,876
29,220	Chesapeake Lodging Trust	679,365
7,260	City Holding Company	330,112
27,760	Columbia Banking System, Inc.	778,946
21,260	Community Bank System, Inc.	873,573
14,900	CoreSite Realty Corporation	1,321,481
96,410	Cousins Properties, Inc.	1,002,664
12,130	Customers Bancorp, Inc.[a]	304,827
48,210	CVB Financial Corporation	790,162
97,577	DiamondRock Hospitality Company	881,120
14,885	Dime Community Bancshares, Inc.	253,194
15,730	EastGroup Properties, Inc.	1,084,112
7,970	eHealth, Inc.[a]	111,739
15,660	Employers Holdings, Inc.	454,453
11,460	Encore Capital Group, Inc.[a,b]	269,654
13,377	Enova International, Inc.[a]	98,455
19,040	Evercore Partners, Inc.	841,378
24,680	EZCORP, Inc.[a]	186,581
25,500	Financial Engines, Inc.[b]	659,685
56,403	First BanCorporation[a]	223,920
13,690	First Cash Financial Services, Inc.	702,708
42,730	First Commonwealth Financial Corporation	393,116
29,800	First Financial Bancorp	579,610
31,760	First Financial Bankshares, Inc.[b]	1,041,410
38,982	First Midwest Bancorp, Inc.	684,524
7,550	First NBC Bank Holding Company[a]	126,765
16,490	Forestar Group, Inc.[a]	196,066
26,283	Four Corners Property Trust, Inc.	541,167
43,310	Franklin Street Properties Corporation	531,414
35,936	GEO Group, Inc.	1,228,292
12,831	Getty Realty Corporation	275,225
36,510	Glacier Bancorp, Inc.	970,436
34,610	Government Properties Income Trust	798,107
28,140	Great Western Bancorp, Inc.	887,536
20,890	Green Dot Corporation[a]	480,261
13,410	Greenhill & Company, Inc.	215,901
15,502	Hanmi Financial Corporation	364,142
4,220	HCI Group, Inc.	115,122
16,830	HFF, Inc.	486,050
58,640	Home BancShares, Inc.	1,160,486
19,390	Horace Mann Educators Corporation	655,188
12,620	Independent Bank Corporation[b]	576,734
5,350	Infinity Property & Casualty Corporation	431,531
28,080	Interactive Brokers Group, Inc.	994,032
7,310	INTL FCStone, Inc.[a]	199,490
16,080	Investment Technology Group, Inc.	268,858
40,675	Kite Realty Group Trust	1,140,120
20,890	LegacyTexas Financial Group, Inc.	562,150
3,390	LendingTree, Inc.[a,b]	299,439
102,159	Lexington Realty Trust	1,032,827
18,540	LTC Properties, Inc.	959,074
32,939	MB Financial, Inc.	1,195,027
5,400	Navigators Group, Inc.	496,638
20,820	NBT Bancorp, Inc.	596,077
19,140	Northfield Bancorp, Inc.	283,846
49,210	Northwest Bancshares, Inc.	729,784
21,050	OFG Bancorp[b]	174,715
64,850	Old National Bancorp	812,570
9,140	Opus Bank	308,932
18,640	Oritani Financial Corporation	298,054
39,380	Parkway Properties, Inc.	658,827
33,720	Pennsylvania Real Estate Investment Trust	723,294
18,470	Pinnacle Financial Partners, Inc.	902,259
6,880	Piper Jaffray Companies[a]	259,376
22,550	PRA Group, Inc.[a]	544,357
25,830	ProAssurance Corporation	1,383,196
28,720	Provident Financial Services, Inc.	564,061
9,420	PS Business Parks, Inc.	999,274
8,550	RE/MAX Holdings, Inc.	344,223
49,090	Retail Opportunity Investments Corporation	1,063,780
18,480	RLI Corporation	1,271,054
16,930	S & T Bancorp, Inc.	413,939
32,270	Sabra Health Care REIT, Inc.	665,891
6,860	Safety Insurance Group, Inc.	422,439
5,600	Saul Centers, Inc.	345,576

The accompanying Notes to Financial Statements are an integral part of this schedule.

142

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (96.4%)	Value
Financials (22.4%) - continued
28,010	Selective Insurance Group, Inc.	$1,070,262
10,460	ServisFirst Bancshares, Inc.[b]	516,619
13,740	Simmons First National Corporation	634,582
11,896	Southside Bancshares, Inc.	367,824
57,829	Sterling Bancorp	907,915
11,350	Stewart Information Services Corporation	470,003
42,350	Summit Hotel Properties, Inc.	560,714
30,780	Talmer Bancorp, Inc.	590,053
21,770	Texas Capital Bancshares, Inc.[a]	1,017,965
5,960	Tompkins Financial Corporation	387,400
46,092	TrustCo Bank Corporation	295,450
20,250	UMB Financial Corporation	1,077,502
31,250	United Bankshares, Inc.[b]	1,172,187
33,805	United Community Banks, Inc.	618,293
10,270	United Fire Group, Inc.	435,756
8,620	United Insurance Holdings Corporation	141,196
5,940	Universal Health Realty Income Trust	339,649
15,650	Universal Insurance Holdings, Inc.	290,777
12,940	Urstadt Biddle Properties, Inc.	320,653
2,870	Virtus Investment Partners, Inc.[b]	204,287
13,080	Walker & Dunlop, Inc.[a]	297,962
12,310	Westamerica Bancorporation[b]	606,391
34,140	Wilshire Bancorp, Inc.	355,739
25,820	Wintrust Financial Corporation	1,316,820
4,062	World Acceptance Corporation[a,b]	185,227

	Total	69,791,430

Health Care (12.4%)
10,340	Abaxis, Inc.	488,358
14,360	Aceto Corporation	314,340
22,410	Acorda Therapeutics, Inc.[a]	571,567
6,590	Adeptus Health, Inc.[a,b]	340,439
16,710	Air Methods Corporation[a,b]	598,719
12,930	Albany Molecular Research, Inc.[a,b]	173,779
4,240	Almost Family, Inc.[a]	180,666
16,940	AMAG Pharmaceuticals, Inc.[a,b]	405,205
13,713	Amedisys, Inc.[a]	692,232
22,890	AMN Healthcare Services, Inc.[a]	914,913
6,050	Analogic Corporation	480,612
12,860	AngioDynamics, Inc.[a]	184,798
3,660	ANI Pharmaceuticals, Inc.[a]	204,301
6,990	Anika Therapeutics, Inc.[a]	375,014
15,360	Cambrex Corporation[a]	794,573
17,345	Cantel Medical Corporation	1,192,122
8,090	Chemed Corporation	1,102,748
5,230	Computer Programs and Systems, Inc.[b]	208,782
12,600	CONMED Corporation	601,398
4,920	CorVel Corporation[a]	212,446
15,810	Cross Country Healthcare, Inc.[a]	220,075
12,470	CryoLife, Inc.	147,271
11,380	Cynosure, Inc.[a]	553,580
29,720	Depomed, Inc.[a]	583,106
17,520	Diplomat Pharmacy, Inc.[a,b]	613,200
15,220	Emergent Biosolutions, Inc.[a]	427,986
6,450	Enanta Pharmaceuticals, Inc.[a]	142,223
22,720	Ensign Group, Inc.	477,347
19,450	ExamWorks Group, Inc.[a]	677,833
12,260	Greatbatch, Inc.[a]	379,202
24,760	Haemonetics Corporation[a]	717,793
17,380	HealthEquity, Inc.[a]	528,091
11,900	HealthStream, Inc.[a]	315,588
15,360	Healthways, Inc.[a]	177,408
41,420	HMS Holdings Corporation[a]	729,406
7,000	ICU Medical, Inc.[a]	789,250
33,970	Impax Laboratories, Inc.[a]	979,015
7,130	Inogen, Inc.[a]	357,284
14,210	Integra LifeSciences Holdings Corporation[a]	1,133,674
14,820	Invacare Corporation	179,767
40,939	Kindred Healthcare, Inc.	462,201
4,640	Landauer, Inc.	190,982
13,820	Lannett Company, Inc.[a,b]	328,778
6,390	LHC Group, Inc.[a]	276,559
9,210	Ligand Pharmaceuticals, Inc.[a,b]	1,098,477
18,720	Luminex Corporation[a]	378,706
11,940	Magellan Health Services, Inc.[a]	785,294
21,400	Masimo Corporation[a]	1,123,821
34,180	Medicines Company[a,b]	1,149,474
27,860	Medidata Solutions, Inc.[a]	1,305,798
20,530	Meridian Bioscience, Inc.	400,335
21,685	Merit Medical Systems, Inc.[a]	430,014
48,840	MiMedx Group, Inc.[a,b]	389,743
30,360	Momenta Pharmaceuticals, Inc.[a]	327,888
16,100	Natus Medical, Inc.[a]	608,580
66,180	Nektar Therapeutics[a]	941,741
18,285	Neogen Corporation[a]	1,028,531
24,190	NuVasive, Inc.[a]	1,444,627
17,430	Omnicell, Inc.[a]	596,629
14,850	PharMerica Corporation[a]	366,201
8,990	Phibro Animal Health Corporation	167,753
5,960	Providence Service Corporation[a]	267,485
21,680	Quality Systems, Inc.	258,209
14,640	Quorum Health Corporation[a]	156,794
16,220	Repligen Corporation[a]	443,779
11,660	Sagent Pharmaceuticals, Inc.[a]	174,667
23,980	SciClone Pharmaceuticals, Inc.[a]	313,179
50,720	Select Medical Holdings Corporation[a]	551,326
30,190	Spectrum Pharmaceuticals, Inc.[a]	198,348
17,160	Supernus Pharmaceuticals, Inc.[a]	349,549
13,310	Surgical Care Affiliates, Inc.[a]	634,488
6,310	SurModics, Inc.[a]	148,159
6,150	U.S. Physical Therapy, Inc.	370,292
8,440	Vascular Solutions, Inc.[a]	351,610
15,750	ZELTIQ Aesthetics, Inc.[a,b]	430,448

	Total	38,616,576

Industrials (16.8%)
19,242	AAON, Inc.	529,347
15,910	AAR Corporation	371,339
27,410	ABM Industries, Inc.	999,917
28,000	Actuant Corporation	633,080
16,970	Aegion Corporation[a]	331,085
31,540	Aerojet Rocketdyne Holdings, Inc.[a]	576,551
9,910	Aerovironment, Inc.[a]	275,498
4,620	Alamo Group, Inc.	304,781
13,940	Albany International Corporation	556,624
6,270	Allegiant Travel Company	949,905
3,490	American Science & Engineering, Inc.	130,561
6,600	American Woodmark Corporation[a]	438,108
13,930	Apogee Enterprises, Inc.	645,655
18,880	Applied Industrial Technologies, Inc.	852,243
11,520	ArcBest Corporation	187,200
9,180	Astec Industries, Inc.	515,457
11,890	Atlas Air Worldwide Holdings, Inc.[a]	492,484
12,570	AZZ, Inc.	753,949
24,330	Barnes Group, Inc.	805,810
22,600	Brady Corporation	690,656
20,820	Briggs & Stratton Corporation	440,968

The accompanying Notes to Financial Statements are an integral part of this schedule.

143

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (96.4%)	Value
Industrials (16.8%) - continued
24,060	Brink’s Company	$685,469
6,840	CDI Corporation	41,724
12,460	Celadon Group, Inc.	101,798
14,770	Chart Industries, Inc.[a]	356,400
8,050	CIRCOR International, Inc.	458,770
18,100	Comfort Systems USA, Inc.	589,517
10,580	Cubic Corporation	424,893
6,210	DXP Enterprises, Inc.[a]	92,715
15,100	Dycom Industries, Inc.[a]	1,355,376
12,080	Echo Global Logistics, Inc.[a]	270,834
9,970	Encore Wire Corporation	371,682
20,900	EnerSys	1,242,923
8,422	Engility Holdings, Inc.[a]	177,873
10,510	EnPro Industries, Inc.	466,539
12,450	ESCO Technologies, Inc.	497,253
17,970	Essendant, Inc.	549,163
12,660	Exponent, Inc.	739,471
29,490	Federal Signal Corporation	379,831
14,750	Forward Air Corporation	656,817
18,530	Franklin Electric Company, Inc.	612,417
9,530	G & K Services, Inc.	729,712
23,550	General Cable Corporation	299,320
14,220	Gibraltar Industries, Inc.[a]	448,925
12,790	Greenbrier Companies, Inc.[b]	372,573
17,750	Griffon Corporation	299,265
38,720	Harsco Corporation	257,101
23,140	Hawaiian Holdings, Inc.[a]	878,394
35,157	Healthcare Services Group, Inc.	1,454,797
28,398	Heartland Express, Inc.[b]	493,841
8,450	Heidrick & Struggles International, Inc.	142,636
30,460	Hillenbrand, Inc.	915,018
16,510	Hub Group, Inc.[a]	633,489
7,910	Insperity, Inc.	610,889
31,630	Interface, Inc.	482,357
14,210	John Bean Technologies Corporation	869,936
13,080	Kaman Corporation	556,162
14,360	Kelly Services, Inc.	272,409
29,080	Knight Transportation, Inc.	772,946
27,760	Korn/Ferry International	574,632
5,040	Lindsay Corporation[b]	342,014
8,290	Lydall, Inc.[a]	319,662
11,010	Marten Transport, Ltd.	217,998
20,850	Matson, Inc.	673,246
15,400	Matthews International Corporation	856,856
21,250	Mobile Mini, Inc.	736,100
15,930	Moog, Inc.[a]	858,946
27,750	Mueller Industries, Inc.	884,670
6,320	Multi-Color Corporation	400,688
8,950	MYR Group, Inc.[a]	215,516
2,350	National Presto Industries, Inc.[b]	221,723
22,930	Navigant Consulting, Inc.[a]	370,320
23,010	On Assignment, Inc.[a]	850,219
13,400	Orion Group Holdings, Inc.[a]	71,154
23,620	PGT, Inc.[a]	243,286
4,260	Powell Industries, Inc.	167,588
11,500	Proto Labs, Inc.[a,b]	661,940
16,515	Quanex Building Products Corporation	307,014
17,750	Resources Connection, Inc.	262,345
14,310	Roadrunner Transportation Systems, Inc.[a]	106,753
11,930	Saia, Inc.[a]	299,920
19,850	Simpson Manufacturing Company, Inc.	793,405
24,720	SkyWest, Inc.	654,091
20,050	SPX Corporation[a]	297,743
20,000	SPX FLOW, Inc.[a]	521,400
6,150	Standex International Corporation	508,174
25,580	TASER International, Inc.[a]	636,430
14,290	Team, Inc.[a]	354,821
8,530	Tennant Company	459,511
28,126	Tetra Tech, Inc.	864,734
21,100	Titan International, Inc.	130,820
14,140	Trex Company, Inc.[a]	635,169
20,430	TrueBlue, Inc.[a]	386,536
10,570	U.S. Ecology, Inc.	485,692
7,450	UniFirst Corporation	862,114
9,930	Universal Forest Products, Inc.	920,412
4,010	Veritiv Corporation[a]	150,696
9,810	Viad Corporation	304,110
8,100	Vicor Corporation[a]	81,567
17,360	WageWorks, Inc.[a]	1,038,302
13,550	Watts Water Technologies, Inc.	789,423

	Total	52,560,193

Information Technology (15.0%)
23,860	ADTRAN, Inc.	444,989
19,060	Advanced Energy Industries, Inc.[a]	723,518
7,400	Agilysys, Inc.[a]	77,478
13,720	Anixter International, Inc.[a]	731,002
7,010	Badger Meter, Inc.	511,940
4,260	Bel Fuse, Inc.	75,743
24,010	Benchmark Electronics, Inc.[a]	507,811
7,260	Black Box Corporation	94,961
23,170	Blackbaud, Inc.	1,573,243
19,640	Blucora, Inc.[a]	203,470
18,320	Bottomline Technologies (de), Inc.[a]	394,430
33,377	Brooks Automation, Inc.	374,490
11,500	Cabot Microelectronics Corporation	486,910
11,690	CACI International, Inc.[a]	1,056,893
17,750	CalAmp Corporation[a]	262,877
21,840	Cardtronics, Inc.[a]	869,450
9,900	CEVA, Inc.[a]	268,983
37,280	Ciber, Inc.[a]	55,920
30,200	Cirrus Logic, Inc.[a]	1,171,458
11,870	Coherent, Inc.[a]	1,089,429
12,060	Cohu, Inc.	130,851
13,570	Comtech Telecommunications Corporation	174,239
19,600	Cray, Inc.[a]	586,432
15,770	CSG Systems International, Inc.	635,689
16,070	CTS Corporation	287,974
19,150	Daktronics, Inc.	119,688
19,970	DHI Group, Inc.[a]	124,413
12,560	Digi International, Inc.[a]	134,769
18,650	Diodes, Inc.[a]	350,434
10,510	DSP Group, Inc.[a]	111,511
8,500	DTS, Inc.[a]	224,825
12,310	Ebix, Inc.[b]	589,649
13,400	Electro Scientific Industries, Inc.[a]	78,256
22,790	Electronics for Imaging, Inc.[a]	980,882
16,070	EPIQ Systems, Inc.	234,622
2,740	ePlus, Inc.[a]	224,105
23,170	Exar Corporation[a]	186,518
16,090	ExlService Holdings, Inc.[a]	843,277
14,730	Fabrinet[a]	546,778
8,120	FARO Technologies, Inc.[a]	274,700
4,820	Forrester Research, Inc.	177,665
37,030	Harmonic, Inc.[a]	105,535
25,820	II-VI, Inc.[a]	484,383
17,555	Insight Enterprises, Inc.[a]	456,430

The accompanying Notes to Financial Statements are an integral part of this schedule.

144

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (96.4%)	Value
Information Technology (15.0%) - continued
8,540	Interactive Intelligence Group, Inc.[a]	$350,055
18,330	Itron, Inc.[a]	790,023
30,290	Ixia[a]	297,448
30,830	Kopin Corporation[a]	68,443
34,250	Kulicke and Soffa Industries, Inc.[a]	416,822
12,010	Liquidity Services, Inc.[a]	94,158
10,930	Littelfuse, Inc.	1,291,817
23,760	LivePerson, Inc.[a]	150,638
12,090	LogMeIn, Inc.[a]	766,869
23,270	Lumentum Holdings, Inc.[a]	563,134
11,870	ManTech International Corporation	448,923
19,490	Mercury Systems, Inc.[a]	484,521
17,860	Methode Electronics, Inc.	611,348
4,550	MicroStrategy, Inc.[a]	796,341
25,930	MKS Instruments, Inc.	1,116,546
18,020	Monolithic Power Systems, Inc.	1,231,126
19,660	Monotype Imaging Holdings, Inc.	484,226
43,260	Monster Worldwide, Inc.[a]	103,391
7,930	MTS Systems Corporation	347,651
11,790	Nanometrics, Inc.[a]	245,114
15,860	NETGEAR, Inc.[a]	753,984
29,810	NIC, Inc.	654,031
8,480	OSI Systems, Inc.[a]	492,942
9,910	Park Electrochemical Corporation	143,992
17,360	Perficient, Inc.[a]	352,582
16,150	Plexus Corporation[a]	697,680
13,980	Power Integrations, Inc.	699,979
24,370	Progress Software Corporation[a]	669,200
40,860	QLogic Corporation[a]	602,276
11,810	Qualys, Inc.[a]	352,056
17,280	QuinStreet, Inc.[a]	61,344
53,250	Rambus, Inc.[a]	643,260
13,880	Rofin-Sinar Technologies, Inc.[a]	443,327
8,680	Rogers Corporation[a]	530,348
40,470	Rovi Corporation[a]	632,951
14,880	Rudolph Technologies, Inc.[a]	231,086
35,490	Sanmina Corporation[a]	951,487
12,380	ScanSource, Inc.[a]	459,422
31,700	Semtech Corporation[a]	756,362
8,910	Shutterstock, Inc.[a]	408,078
17,950	Super Micro Computer, Inc.[a]	446,058
18,700	Sykes Enterprises, Inc.[a]	541,552
19,440	Synchronoss Technologies, Inc.[a]	619,358
41,190	Take-Two Interactive Software, Inc.[a]	1,561,925
18,180	Tangoe, Inc.[a]	140,350
7,910	TeleTech Holdings, Inc.	214,598
22,240	Tessera Technologies, Inc.	681,434
31,550	TTM Technologies, Inc.[a]	237,572
12,930	Ultratech, Inc.[a]	297,002
14,150	VASCO Data Security International, Inc.[a,b]	231,919
19,070	Veeco Instruments, Inc.[a]	315,799
113,080	Viavi Solutions, Inc.[a]	749,720
13,180	Virtusa Corporation[a]	380,638
11,630	XO Group, Inc.[a]	202,711

	Total	46,854,237

Materials (5.1%)
14,050	A. Schulman, Inc.	343,101
114,580	AK Steel Holding Corporation[a]	533,943
12,480	American Vanguard Corporation	188,573
15,350	Balchem Corporation	915,627
18,620	Boise Cascade Company[a]	427,329
24,430	Calgon Carbon Corporation	321,254
24,220	Century Aluminum Company[a]	153,313
88,870	Chemours Company	732,289
8,340	Clearwater Paper Corporation[a]	545,186
5,170	Deltic Timber Corporation	347,062
25,820	Flotek Industries, Inc.[a,b]	340,824
10,940	FutureFuel Corporation	119,027
24,050	H.B. Fuller Company	1,057,959
4,590	Hawkins, Inc.	199,252
5,930	Haynes International, Inc.	190,234
35,150	Headwaters, Inc.[a]	630,591
20,740	Ingevity Corporation[a]	705,990
9,400	Innophos Holdings, Inc.	396,774
11,560	Innospec, Inc.	531,644
26,490	Intrepid Potash, Inc.[a]	38,146
8,680	Kaiser Aluminum Corporation	784,759
40,940	KapStone Paper and Packaging Corporation	532,629
9,890	Koppers Holdings, Inc.[a]	303,920
14,810	Kraton Performance Polymers, Inc.[a]	413,643
9,910	LSB Industries, Inc.[a]	119,713
9,530	Materion Corporation	235,963
10,623	Myers Industries, Inc.	152,971
8,150	Neenah Paper, Inc.	589,815
4,380	Olympic Steel, Inc.	119,618
21,060	PH Glatfelter Company	411,933
6,280	Quaker Chemical Corporation	560,176
20,640	Rayonier Advanced Materials, Inc.	280,498
14,750	Schweitzer-Mauduit International, Inc.	520,380
8,860	Stepan Company	527,436
58,150	Stillwater Mining Company[a]	689,659
30,757	SunCoke Energy, Inc.	179,006
17,980	TimkenSteel Corporation[b]	172,968
11,910	Tredegar Corporation	191,989
6,570	US Concrete, Inc.[a]	400,179

	Total	15,905,373

Telecommunications Services (1.4%)
43,710	8x8, Inc.[a]	638,603
5,280	ATN International, Inc.	410,837
101,110	Cincinnati Bell, Inc.[a]	462,073
20,720	Cogent Communications Holdings	830,043
24,810	Consolidated Communications Holdings, Inc.[b]	675,824
14,310	General Communication, Inc.[a]	226,098
16,710	Inteliquent, Inc.	332,362
39,570	Iridium Communications, Inc.[a,b]	351,382
11,390	Lumos Networks Corporation[a]	137,819
10,030	Spok Holdings, Inc.	192,225

	Total	4,257,266

Utilities (4.2%)
22,693	ALLETE, Inc.	1,466,648
17,840	American States Water Company	781,749
31,140	Avista Corporation	1,395,072
23,520	California Water Service Group	821,554
19,930	El Paso Electric Company	942,091
13,580	Northwest Natural Gas Company	880,256
23,700	NorthWestern Corporation	1,494,759
39,900	Piedmont Natural Gas Company, Inc.	2,398,788
38,960	South Jersey Industries, Inc.	1,231,915

The accompanying Notes to Financial Statements are an integral part of this schedule.

145

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (96.4%)	Value
Utilities (4.2%) - continued
22,470	Spire, Inc.	$1,591,775

	Total	13,004,607

	Total Common Stock (cost $238,340,258)	300,985,974

	Collateral Held for Securities Loaned (7.1%)
22,383,665	Thrivent Cash Management Trust	22,383,665

	Total Collateral Held for Securities Loaned (cost $22,383,665)	22,383,665

Shares or Principal Amount	Short-Term Investments (2.7%)[c]
	Federal Home Loan Bank Discount Notes
2,000,000	0.335%, 7/20/2016[d]	1,999,820
	Thrivent Core Short-Term Reserve Fund
635,612	0.580%	6,356,118

	Total Short-Term Investments (cost $8,355,765)	8,355,938

	Total Investments (cost $269,079,688) 106.2%	$331,725,577

	Other Assets and Liabilities, Net (6.2%)	(19,431,583)

	Total Net Assets 100.0%	$312,293,994

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$22,165,055

Total lending	$22,165,055
Gross amount payable upon return of collateral for securities loaned	$22,383,665

Net amounts due to counterparty	$218,610

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

146

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (95.5%)	Value
Consumer Discretionary (11.1%)
9,220	Aaron’s, Inc.	$201,826
9,700	Abercrombie & Fitch Company	172,757
8,690	AMC Networks, Inc.[a]	525,050
23,820	American Eagle Outfitters, Inc.[b]	379,453
24,002	Ascena Retail Group, Inc.[a,b]	167,774
6,320	Big Lots, Inc.	316,695
7,945	Brinker International, Inc.	361,736
12,770	Brunswick Corporation	578,737
2,680	Buffalo Wild Wings, Inc.[a]	372,386
6,920	Cabela’s, Inc.[a]	346,415
620	Cable One, Inc.	317,074
10,630	Calatlantic Group, Inc.	390,227
7,170	Carter’s, Inc.	763,390
6,380	Cheesecake Factory, Inc.	307,133
18,750	Chico’s FAS, Inc.	200,813
1,720	Churchill Downs, Inc.[a]	217,339
15,090	Cinemark Holdings, Inc.	550,181
3,420	Cracker Barrel Old Country Store, Inc.[b]	586,427
10,800	CST Brands, Inc.	465,264
20,910	Dana Holding Corporation	220,810
4,550	Deckers Outdoor Corporation[a]	261,716
8,030	DeVry Education Group, Inc.	143,255
12,640	Dick’s Sporting Goods, Inc.	569,558
7,160	Domino’s Pizza, Inc.	940,681
10,340	DreamWorks Animation SKG, Inc.[a]	422,596
13,120	Dunkin’ Brands Group, Inc.	572,294
5,730	Fossil, Inc.[a]	163,477
40,880	Gentex Corporation	631,596
610	Graham Holdings Company	298,619
8,980	Guess ?, Inc.	135,149
4,010	Helen of Troy, Ltd.[a]	412,388
4,500	HSN, Inc.	220,185
3,770	International Speedway Corporation	126,107
43,880	J.C. Penney Company, Inc.[a,b]	389,654
4,630	Jack in the Box, Inc.	397,810
6,840	John Wiley and Sons, Inc.	356,911
17,980	Kate Spade & Company[a]	370,568
11,840	KB Home[b]	180,086
20,650	Live Nation Entertainment, Inc.[a]	485,275
5,340	Meredith Corporation	277,199
5,280	Murphy USA, Inc.[a]	391,565
17,540	New York Times Company	212,234
520	NVR, Inc.[a]	925,777
69,560	Office Depot, Inc.[a]	230,244
3,250	Panera Bread Company[a]	688,805
8,520	Polaris Industries, Inc.[b]	696,595
6,040	Pool Corporation	567,941
5,300	Restoration Hardware Holdings, Inc.[a,b]	152,004
27,560	Service Corporation International	745,222
18,750	Skechers USA, Inc.[a]	557,250
7,260	Sotheby’s Holdings, Inc.[b]	198,924
8,620	Tempur-Pedic International, Inc.[a,b]	476,858
9,050	Texas Roadhouse, Inc.	412,680
6,540	Thor Industries, Inc.	423,400
14,440	Time, Inc.	237,682
21,760	Toll Brothers, Inc.[a]	585,562
20,600	Tri Pointe Homes, Inc.[a]	243,492
7,170	Tupperware Brands Corporation	403,528
8,590	Vista Outdoor, Inc.[a]	410,001
30,534	Wendy’s Company	293,737
11,690	Williams-Sonoma, Inc.	609,400

	Total	24,259,512

Consumer Staples (4.5%)
60,400	Avon Products, Inc.	228,312
1,320	Boston Beer Company, Inc.[a]	225,760
5,570	Casey’s General Stores, Inc.	732,511
13,130	Dean Foods Company[b]	237,522
8,440	Edgewell Personal Care Company[a]	712,420
8,830	Energizer Holdings, Inc.	454,657
26,025	Flowers Foods, Inc.	487,969
14,720	Hain Celestial Group, Inc.[a]	732,320
10,230	Ingredion, Inc.	1,323,864
2,780	Lancaster Colony Corporation	354,756
9,230	Post Holdings, Inc.[a]	763,229
11,390	Snyder’s-Lance, Inc.	386,007
20,240	Sprouts Farmers Markets, Inc.[a]	463,496
37,610	SUPERVALU, Inc.[a]	177,519
2,586	Tootsie Roll Industries, Inc.[b]	99,638
8,070	TreeHouse Foods, Inc.[a]	828,385
7,260	United Natural Foods, Inc.[a]	339,768
25,070	WhiteWave Foods Company[a]	1,176,786

	Total	9,724,919

Energy (3.5%)
32,070	Consol Energy, Inc.[b]	516,006
49,370	Denbury Resources, Inc.[b]	177,238
5,460	Dril-Quip, Inc.[a]	319,028
13,680	Energen Corporation	659,513
43,660	Ensco plc	423,938
17,970	Gulfport Energy Corporation[a]	561,742
25,190	HollyFrontier Corporation	598,766
40,190	Nabors Industries, Ltd.	403,909
34,920	Noble Corporation	287,741
14,060	Oceaneering International, Inc.	419,832
7,370	Oil States International, Inc.[a]	242,326
21,340	Patterson-UTI Energy, Inc.	454,969
33,420	QEP Resources, Inc.	589,195
18,060	Rowan Companies plc	318,939
9,710	SM Energy Company[b]	262,170
21,760	Superior Energy Services, Inc.	400,602
11,220	Western Refining, Inc.	231,469
10,120	World Fuel Services Corporation	480,599
39,510	WPX Energy, Inc.[a]	367,838

	Total	7,715,820

Financials (25.8%)
6,580	Alexander & Baldwin, Inc.	237,801
10,560	Alexandria Real Estate Equities, Inc.	1,093,171
2,220	Alleghany Corporation[a]	1,220,068
18,650	American Campus Communities, Inc.	986,026
10,115	American Financial Group, Inc.	747,802
8,600	Aspen Insurance Holdings, Ltd.	398,868
21,093	Associated Banc-Corp	361,745
11,920	BancorpSouth, Inc.	270,465
6,080	Bank of Hawaii Corporation	418,304
11,520	Bank of the Ozarks, Inc.	432,230
16,550	Brown & Brown, Inc.	620,128
12,400	Camden Property Trust	1,096,408
11,990	Care Capital Properties, Inc.	314,258
10,360	Cathay General Bancorp	292,152
11,670	CBOE Holdings, Inc.	777,455
25,210	CNO Financial Group, Inc.	440,167
11,700	Commerce Bancshares, Inc.	560,430
19,370	Communications Sales & Leasing, Inc.	559,793
13,480	Corporate Office Properties Trust	398,604
16,750	Corrections Corporation of America	586,585
7,650	Cullen/Frost Bankers, Inc.[b]	487,534

The accompanying Notes to Financial Statements are an integral part of this schedule.

147

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (95.5%)	Value
Financials (25.8%) - continued
12,660	DCT Industrial Trust, Inc.	$608,186
20,010	Douglas Emmett, Inc.	710,755
49,380	Duke Realty Corporation	1,316,471
20,250	East West Bancorp, Inc.	692,145
15,940	Eaton Vance Corporation	563,320
9,450	Education Realty Trust, Inc.	436,023
8,830	Endurance Specialty Holdings, Ltd.	593,023
9,110	EPR Properties	734,995
13,000	Equity One, Inc.	418,340
6,060	Everest Re Group, Ltd.	1,106,980
29,340	F.N.B. Corporation	367,924
5,820	FactSet Research Systems, Inc.	939,464
13,400	Federated Investors, Inc.	385,652
15,710	First American Financial Corporation	631,856
32,580	First Horizon National Corporation	448,952
16,740	First Industrial Realty Trust, Inc.	465,707
50,080	First Niagara Financial Group, Inc.	487,779
23,468	FirstMerit Corporation	475,696
24,510	Fulton Financial Corporation	330,885
68,640	Genworth Financial, Inc.[a]	177,091
10,860	Hancock Holding Company	283,555
6,110	Hanover Insurance Group, Inc.	517,028
16,050	Healthcare Realty Trust, Inc.[c]	561,590
13,970	Highwoods Properties, Inc.	737,616
21,670	Hospitality Properties Trust	624,096
7,770	International Bancshares Corporation	202,719
20,490	Janus Capital Group, Inc.	285,221
6,310	Jones Lang LaSalle, Inc.	614,910
6,810	Kemper Corporation	210,974
13,100	Kilroy Realty Corporation	868,399
11,770	Lamar Advertising Company	780,351
16,070	LaSalle Hotel Properties	378,931
20,920	Liberty Property Trust	830,942
12,880	Mack-Cali Realty Corporation	347,760
5,410	MarketAxess Holdings, Inc.	786,614
34,220	Medical Properties Trust, Inc.	520,486
5,210	Mercury General Corporation	276,964
10,780	Mid-America Apartment Communities, Inc.	1,146,992
12,330	MSCI, Inc.	950,890
20,730	National Retail Properties, Inc.	1,072,156
69,161	New York Community Bancorp, Inc.	1,036,723
34,720	Old Republic International Corporation	669,749
24,000	Omega Healthcare Investors, Inc.	814,800
16,030	PacWest Bancorp	637,673
7,640	Post Properties, Inc.	466,422
5,797	Potlatch Corporation	197,678
6,640	Primerica, Inc.[b]	380,074
11,140	PrivateBancorp, Inc.	490,494
9,200	Prosperity Bancshares, Inc.	469,108
17,725	Raymond James Financial, Inc.	873,842
17,512	Rayonier, Inc. REIT	459,515
13,960	Regency Centers Corporation	1,168,871
9,050	Reinsurance Group of America, Inc.	877,759
6,140	RenaissanceRe Holdings, Ltd.	721,082
19,120	SEI Investments Company	919,863
34,020	Senior Housing Property Trust	708,637
7,530	Signature Bank[a]	940,648
60,980	SLM Corporation[a]	376,856
6,640	Sovran Self Storage, Inc.	696,669
9,290	Stifel Financial Corporation[a]	292,171
7,200	SVB Financial Group[a]	685,152
17,650	Synovus Financial Corporation	511,673
13,610	Tanger Factory Outlet Centers, Inc.	546,850
8,610	Taubman Centers, Inc.	638,862
24,010	TCF Financial Corporation	303,726
9,500	Trustmark Corporation	236,075
31,050	Umpqua Holdings Corporation	480,344
13,150	Urban Edge Properties	392,659
31,604	Valley National Bancorp	288,228
13,995	W.R. Berkley Corporation	838,580
11,440	Waddell & Reed Financial, Inc.	196,997
12,897	Washington Federal, Inc.	312,881
12,950	Webster Financial Corporation	439,652
16,540	Weingarten Realty Investors	675,163
15,970	WisdomTree Investments, Inc.[b]	156,346
26,300	WP Glimcher, Inc.	294,297

	Total	56,385,551

Health Care (8.7%)
5,620	ABIOMED, Inc.[a]	614,210
11,970	Akorn, Inc.[a]	340,966
10,380	Align Technology, Inc.[a]	836,109
26,620	Allscripts Healthcare Solutions, Inc.[a]	338,074
7,710	AmSurg Corporation[a]	597,833
2,990	Bio-Rad Laboratories, Inc.[a]	427,630
5,320	Bio-Techne Corporation	599,936
14,890	Catalent, Inc.[a]	342,321
6,740	Charles River Laboratories International, Inc.[a]	555,646
15,836	Community Health Systems, Inc.[a,b]	190,824
6,900	Cooper Companies, Inc.	1,183,833
6,630	Halyard Health, Inc.[a]	215,608
8,120	Hill-Rom Holdings, Inc.	409,654
12,700	IDEXX Laboratories, Inc.[a]	1,179,322
6,170	LifePoint Health, Inc.[a]	403,333
6,080	LivaNova plc[a]	305,398
13,300	Mednax, Inc.[a]	963,319
3,810	Mettler-Toledo International, Inc.[a]	1,390,345
5,870	Molina Healthcare, Inc.[a]	292,913
8,980	Owens & Minor, Inc.	335,672
7,540	PAREXEL International Corporation[a]	474,115
7,500	Prestige Brands Holdings, Inc.[a]	415,500
19,850	ResMed, Inc.	1,255,116
12,240	STERIS plc	841,500
6,250	Teleflex, Inc.	1,108,188
14,060	Tenet Healthcare Corporation[a]	388,618
6,270	United Therapeutics Corporation[a]	664,118
11,500	VCA Antech, Inc.[a]	777,515
6,300	Wellcare Health Plans, Inc.[a]	675,864
10,450	West Pharmaceutical Services, Inc.	792,946

	Total	18,916,426

Industrials (12.8%)
10,560	A.O. Smith Corporation	930,442
21,650	AECOM[a]	687,821
10,100	AGCO Corporation	476,013
14,470	B/E Aerospace, Inc.	668,152
9,060	Carlisle Companies, Inc.	957,461
4,570	CEB, Inc.	281,878
6,880	CLARCOR, Inc.	418,510
7,510	Clean Harbors, Inc.[a]	391,346
14,110	Copart, Inc.[a]	691,531
6,990	Crane Company	396,473
6,360	Curtiss-Wright Corporation	535,830
6,960	Deluxe Corporation	461,935
17,520	Donaldson Company, Inc.	601,987
8,630	EMCOR Group, Inc.	425,114
4,180	Esterline Technologies Corporation[a]	259,327

The accompanying Notes to Financial Statements are an integral part of this schedule.

148

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (95.5%)	Value
Industrials (12.8%) - continued
5,880	FTI Consulting, Inc.[a]	$239,198
5,850	GATX Corporation[b]	257,224
8,080	Genesee & Wyoming, Inc.[a]	476,316
7,880	Graco, Inc.	622,441
5,650	Granite Construction, Inc.	257,357
8,530	Herman Miller, Inc.	254,962
6,280	HNI Corporation	291,957
7,350	Hubbell, Inc.	775,204
6,721	Huntington Ingalls Industries, Inc.	1,129,330
10,830	IDEX Corporation	889,143
12,780	ITT Corporation	408,704
45,775	JetBlue Airways Corporation[a]	758,034
13,960	Joy Global, Inc.[b]	295,114
20,140	KBR, Inc.	266,654
11,270	Kennametal, Inc.	249,180
7,660	Kirby Corporation[a]	477,907
7,525	KLX, Inc.[a]	233,275
6,030	Landstar System, Inc.	414,020
5,520	Lennox International, Inc.	787,152
8,870	Lincoln Electric Holdings, Inc.	524,040
10,090	Manpower, Inc.	649,191
4,530	MSA Safety, Inc.	237,961
6,820	MSC Industrial Direct Company, Inc.	481,219
7,710	Nordson Corporation	644,633
15,270	NOW, Inc.[a]	276,998
9,560	Old Dominion Freight Line, Inc.[a]	576,564
8,330	Orbital ATK, Inc.	709,216
10,390	Oshkosh Corporation	495,707
29,730	R.R. Donnelley & Sons Company	503,032
6,340	Regal-Beloit Corporation	349,017
13,428	Rollins, Inc.	393,038
4,880	Teledyne Technologies, Inc.[a]	483,364
15,610	Terex Corporation	317,039
9,740	Timken Company	298,628
7,850	Toro Company	692,370
21,980	Trinity Industries, Inc.	408,169
6,940	Triumph Group, Inc.	246,370
3,220	Valmont Industries, Inc.	435,569
12,830	Wabtec Corporation	901,051
3,680	Watsco, Inc.	517,739
6,310	Werner Enterprises, Inc.	144,941
7,810	Woodward, Inc.	450,168

	Total	28,003,016

Information Technology (16.3%)
15,070	3D Systems Corporation[a,b]	206,308
16,530	ACI Worldwide, Inc.[a]	322,500
11,080	Acxiom Corporation[a]	243,649
92,770	Advanced Micro Devices, Inc.[a,b]	476,838
12,560	ANSYS, Inc.[a]	1,139,820
24,850	ARRIS International plc[a]	520,856
13,010	Arrow Electronics, Inc.[a]	805,319
18,210	Avnet, Inc.	737,687
5,920	Belden, Inc.	357,390
16,810	Broadridge Financial Solutions, Inc.	1,096,012
67,260	Brocade Communications Systems, Inc.	617,447
42,760	Cadence Design Systems, Inc.[a]	1,039,068
21,990	CDK Global, Inc.	1,220,225
18,420	Ciena Corporation[a]	345,375
12,110	Cognex Corporation	521,941
5,820	CommVault Systems, Inc.[a]	251,366
19,660	Computer Sciences Corporation	976,119
6,600	comScore, Inc.[a]	157,608
13,730	Convergys Corporation	343,250
12,800	CoreLogic, Inc.[a]	492,544
14,100	Cree, Inc.[a]	344,604
46,670	Cypress Semiconductor Corporation[b]	492,368
9,210	Diebold, Inc.	228,684
4,420	DST Systems, Inc.	514,621
4,440	Fair Isaac Corporation	501,764
16,380	Fairchild Semiconductor International, Inc.[a]	325,143
5,870	FEI Company	627,386
20,800	Fortinet, Inc.[a]	657,072
14,730	GameStop Corporation[b]	391,523
11,760	Gartner, Inc.[a]	1,145,542
21,230	Ingram Micro, Inc.	738,379
19,060	Integrated Device Technology, Inc.[a]	383,678
4,950	InterDigital, Inc.	275,616
19,200	Intersil Corporation	259,968
5,160	IPG Photonics Corporation[a]	412,800
6,580	j2 Global, Inc.	415,659
26,890	Jabil Circuit, Inc.	496,658
11,220	Jack Henry & Associates, Inc.	979,169
24,120	Keysight Technologies, Inc.[a]	701,651
12,570	Knowles Corporation[a,b]	171,958
9,195	Leidos Holdings, Inc.[b]	440,165
9,010	Lexmark International, Inc.	340,127
10,270	Manhattan Associates, Inc.[a]	658,615
9,240	MAXIMUS, Inc.	511,619
14,360	Mentor Graphics Corporation	305,294
16,010	Microsemi Corporation[a]	523,207
14,372	National Instruments Corporation	393,793
17,650	NCR Corporation[a]	490,140
13,280	NetScout Systems, Inc.[a]	295,480
7,730	NeuStar, Inc.[a,b]	181,732
4,740	Plantronics, Inc.	208,560
19,410	Polycom, Inc.[a]	218,363
16,300	PTC, Inc.[a]	612,554
15,070	Rackspace Hosting, Inc.[a]	314,360
5,844	Science Applications International Corporation	340,997
5,510	Silicon Laboratories, Inc.[a]	268,557
5,190	Synaptics, Inc.[a]	278,963
4,130	SYNNEX Corporation	391,607
21,670	Synopsys, Inc.[a]	1,171,914
5,020	Tech Data Corporation[a]	360,687
28,770	Teradyne, Inc.	566,481
35,620	Trimble Navigation, Ltd.[a]	867,703
4,640	Tyler Technologies, Inc.[a]	773,534
4,120	Ultimate Software Group, Inc.[a]	866,395
15,540	VeriFone Systems, Inc.[a]	288,112
6,430	ViaSat, Inc.[a,b]	459,102
19,240	Vishay Intertechnology, Inc.[b]	238,384
5,480	WebMD Health Corporation[a,b]	318,443
5,480	WEX, Inc.[a]	485,912
7,500	Zebra Technologies Corporation[a]	375,750

	Total	35,482,115

Materials (6.8%)
15,290	Allegheny Technologies, Inc.[b]	194,948
8,990	AptarGroup, Inc.	711,379
8,830	Ashland, Inc.	1,013,419
13,460	Bemis Company, Inc.	693,055
8,820	Cabot Corporation	402,721
6,460	Carpenter Technology Corporation	212,728
16,020	Commercial Metals Company	270,738
4,790	Compass Minerals International, Inc.[b]	355,370
8,810	Domtar Corporation	308,438
6,880	Eagle Materials, Inc.	530,792

The accompanying Notes to Financial Statements are an integral part of this schedule.

149

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (95.5%)	Value
Materials (6.8%) - continued
3,670	Greif, Inc.	$136,781
20,300	Louisiana-Pacific Corporation[a]	352,205
4,920	Minerals Technologies, Inc.	279,456
1,420	NewMarket Corporation	588,420
23,350	Olin Corporation[b]	580,014
13,300	Packaging Corporation of America	890,169
11,950	PolyOne Corporation	421,118
10,190	Reliance Steel & Aluminum Company	783,611
9,550	Royal Gold, Inc.	687,791
18,880	RPM International, Inc.	943,056
6,430	Scotts Miracle-Gro Company	449,521
6,360	Sensient Technologies Corporation	451,814
5,750	Silgan Holdings, Inc.	295,895
14,320	Sonoco Products Company	711,131
34,200	Steel Dynamics, Inc.	837,900
20,740	United States Steel Corporation[b]	349,676
10,520	Valspar Corporation	1,136,476
6,320	Worthington Industries, Inc.	267,336

	Total	14,855,958

Telecommunications Services (0.2%)
13,495	Telephone & Data Systems, Inc.	400,262

	Total	400,262

Utilities (5.8%)
25,652	Aqua America, Inc.	914,750
14,740	Atmos Energy Corporation	1,198,657
7,450	Black Hills Corporation	469,648
22,283	Great Plains Energy, Inc.	677,403
15,510	Hawaiian Electric Industries, Inc.	508,573
7,280	IDACORP, Inc.	592,228
27,885	MDU Resources Group, Inc.	669,240
12,180	National Fuel Gas Company	692,798
12,400	New Jersey Resources Corporation	478,020
28,620	OGE Energy Corporation	937,305
7,540	ONE Gas, Inc.	502,089
11,485	PNM Resources, Inc.	407,028
25,300	Questar Corporation	641,861
6,720	Southwest Gas Corporation	528,931
9,270	Talen Energy Corporation[a]	125,609
24,990	UGI Corporation	1,130,797
11,920	Vectren Corporation	627,826
20,450	Westar Energy, Inc.	1,147,041
7,220	WGL Holdings, Inc.	511,104

	Total	12,760,908

	Total Common Stock (cost $175,609,925)	208,504,487

	Collateral Held for Securities Loaned (4.7%)
10,154,866	Thrivent Cash Management Trust	10,154,866

	Total Collateral Held for Securities Loaned (cost $10,154,866)	10,154,866

Shares or Principal Amount	Short-Term Investments (3.5%)[d]
	Federal Home Loan Bank Discount Notes
500,000	0.450%, 8/22/2016[e]	499,819
	Thrivent Core Short-Term Reserve Fund
724,237	0.580%	7,242,374

	Total Short-Term Investments (cost $7,742,048)	7,742,193

	Total Investments (cost $193,506,839) 103.7%	$226,401,546

	Other Assets and Liabilities, Net (3.7%)	(8,068,176)

	Total Net Assets 100.0%	$218,333,370

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$10,043,876

Total lending	$10,043,876
Gross amount payable upon return of collateral for securities loaned	$10,154,866

Net amounts due to counterparty	$110,990

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

150

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (3.4%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$730,708	4.250%, 6/30/2019	$697,826
	Ineos US Finance, LLC, Term Loan
1,518,323	3.750%, 12/15/2020	1,479,105

	Total	2,176,931

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,498,222	3.750%, 10/9/2019	1,472,003
	Berry Plastics Group, Inc., Term Loan
1,426,442	3.500%, 2/8/2020	1,415,744

	Total	2,887,747

Communications Services (1.1%)
	CSC Holdings, LLC, Term Loan
775,000	5.000%, 10/9/2022	775,194
	Hargray Communications Group, Inc., Term Loan
1,524,855	5.250%, 6/26/2019	1,522,949
	Intelsat Jackson Holdings SA, Term Loan
239,713	3.750%, 6/30/2019	217,959
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,597,504
	LTS Buyer, LLC, Term Loan
1,544,082	4.000%, 4/13/2020	1,525,753
	NEP/NCP Holdco, Inc., Term Loan
1,548,439	4.250%, 1/22/2020	1,511,664
	Numericable US, LLC, Term Loan
1,546,125	4.750%, 2/10/2023	1,522,376
	TNS, Inc., Term Loan
857,078	5.000%, 2/14/2020	856,006
	Univision Communications, Inc., Term Loan
1,608,473	4.000%, 3/1/2020	1,598,131
	Virgin Media Investment Holdings, Ltd., Term Loan
727,314	3.649%, 6/30/2023	708,884
	WideOpenWest Finance, LLC, Term Loan
1,548,400	4.500%, 4/1/2019	1,542,377
	Yankee Cable Acquisition, LLC, Term Loan
1,444,755	4.250%, 3/1/2020	1,441,143
	Zayo Group, LLC, Term Loan
1,398,974	3.750%, 5/6/2021	1,389,979

	Total	16,209,919

Consumer Cyclical (0.5%)
	Amaya BV, Term Loan
1,544,400	5.000%, 8/1/2021	1,493,558
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,301,838	4.250%, 8/13/2021	1,298,037
	Cengage Learning Acquisitions, Term Loan
850,000	5.250%, 6/7/2023	839,375
	Chrysler Group, LLC, Term Loan
899,711	3.500%, 5/24/2017	898,587
	IMG Worldwide, Inc., Term Loan
1,237,374	5.250%, 5/6/2021	1,229,331
	Jack Ohio Finance, LLC, Term Loan
1,205,329	5.000%, 6/20/2019	1,146,268

	Total	6,905,156

Consumer Non-Cyclical (0.5%)
	Albertson’s, LLC, Term Loan
1,085,000	4.750%, 6/22/2023[b,c]	1,082,016
	CHS/Community Health Systems, Inc., Term Loan
736,932	4.000%, 1/27/2021	717,175
	JBS USA, LLC, Term Loan
945,250	4.000%, 10/30/2022	942,301
	McGraw-Hill Global Education Holdings, LLC, Term Loan
435,000	5.000%, 5/4/2022	433,804
	Ortho-Clinical Diagnostics, Inc., Term Loan
723,160	4.750%, 6/30/2021	682,786
	Sterigenics-Nordion Holdings, LLC, Term Loan
739,413	4.250%, 5/16/2022	732,018
	Valeant Pharmaceuticals International, Inc., Term Loan
2,179,601	5.000%, 4/1/2022	2,119,052

	Total	6,709,152

Energy (0.1%)
	Arch Coal, Inc., Term Loan
1,548,913	7.500%, 5/16/2018[d]	710,564
	Houston Fuel Oil Terminal, LLC, Term Loan
374,048	4.250%, 8/19/2021	360,021
	McJunkin Red Man Corporation, Term Loan
420,762	5.000%, 11/8/2019	403,931
	MEG Energy Corporation, Term Loan
149,219	3.750%, 3/31/2020	130,780
	Targa Resources Partners, LP, Term Loan
57,000	5.750%, 2/27/2022	56,430

	Total	1,661,726

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
730,000	7.000%, 12/31/2019	706,275
	WaveDivision Holdings, LLC, Term Loan
1,544,000	4.000%, 10/15/2019	1,539,492

	Total	2,245,767

Technology (0.4%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,341,638	4.250%, 2/1/2023	1,342,268
	First Data Corporation, Term Loan
1,598,143	4.452%, 3/24/2021	1,590,824
	ON Semiconductor Corporation, Term Loan
725,000	5.250%, 3/31/2023	726,812

The accompanying Notes to Financial Statements are an integral part of this schedule.

151

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (3.4%)[a]	Value
Technology (0.4%) - continued
	Syniverse Holdings, Inc., Term Loan
$600,291	4.000%, 4/23/2019	$446,316
	Western Digital Corporation, Term Loan
975,000	6.250%, 4/29/2023	978,052

	Total	5,084,272

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,438,047	3.250%, 6/27/2020	1,417,152
	XPO Logistics, Inc., Term Loan
1,542,250	5.500%, 11/1/2021	1,542,250

	Total	2,959,402

Utilities (0.1%)
	Calpine Corporation, Term Loan
1,246,257	3.500%, 5/27/2022	1,231,714

	Total	1,231,714

	Total Bank Loans (cost $49,279,232)	48,071,786

	Long-Term Fixed Income (91.1%)
Asset-Backed Securities (1.3%)
	Bayview Opportunity Master Fund Trust
3,278,235	3.721%, 7/28/2035[e,f]	3,274,210
	CAM Mortgage, LLC
1,115,553	3.500%, 7/15/2064*,f	1,115,978
	GMAC Mortgage Corporation Loan Trust
1,551,204	0.939%, 8/25/2035[g,h]	1,458,625
2,757,996	0.626%, 12/25/2036[g,h]	2,445,415
	IndyMac Seconds Asset-Backed Trust
479,814	0.793%, 10/25/2036[g,h]	293,296
	Preferred Term Securities XXIII, Ltd.
2,560,675	0.853%, 12/22/2036*,h	1,949,826
	Renaissance Home Equity Loan Trust
2,006,860	5.746%, 5/25/2036[f]	1,291,114
1,957,188	6.011%, 5/25/2036[f]	1,309,404
	Vericrest Opportunity Loan Transferee
2,624,695	3.500%, 6/26/2045[e]	2,603,353
2,982,156	4.250%, 2/26/2046[e]	2,981,537

	Total	18,722,758

Basic Materials (2.2%)
	Alcoa, Inc.
1,260,000	5.125%, 10/1/2024[i]	1,256,850
	Barrick Gold Corporation
599,000	4.100%, 5/1/2023[i]	631,864
	BHP Billiton Finance USA, Ltd.
1,250,000	6.250%, 10/19/2075[e,i]	1,316,250
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,808,822
	Freeport-McMoRan, Inc.
1,940,000	3.550%, 3/1/2022[i]	1,707,200
2,675,000	3.875%, 3/15/2023	2,340,625
	Georgia-Pacific, LLC
3,780,000	3.163%, 11/15/2021[e]	3,977,494
	Glencore Funding, LLC
3,190,000	3.125%, 4/29/2019[e,i]	3,110,250
3,180,000	4.125%, 5/30/2023[e]	2,925,600
	International Paper Company
2,500,000	3.800%, 1/15/2026	2,623,600
1,190,000	4.800%, 6/15/2044	1,209,819
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,227,716
1,270,000	5.750%, 4/15/2024	1,511,563
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,400,113
	Yara International ASA
50,000	7.875%, 6/11/2019[e]	57,970

	Total	31,105,736

Capital Goods (1.8%)
	AECOM
1,870,000	5.875%, 10/15/2024	1,916,750
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[e]	2,199,481
	General Electric Capital Corporation
3,200,000	1.653%, 3/15/2023[h]	3,180,077
	L-3 Communications Corporation
2,560,000	4.750%, 7/15/2020	2,763,087
	Republic Services, Inc.
2,200,000	5.250%, 11/15/2021	2,542,646
3,170,000	3.550%, 6/1/2022	3,423,261
960,000	2.900%, 7/1/2026[c]	973,602
	Textron, Inc.
2,360,000	5.600%, 12/1/2017	2,481,575
1,280,000	4.300%, 3/1/2024	1,375,532
630,000	3.875%, 3/1/2025	665,636
	United Rentals North America, Inc.
1,250,000	5.500%, 7/15/2025	1,231,250
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	3,426,710

	Total	26,179,607

Collateralized Mortgage Obligations (0.7%)
	CitiMortgage Alternative Loan Trust
1,651,895	5.750%, 4/25/2037	1,391,438
	Countrywide Alternative Loan Trust
2,187,320	6.000%, 1/25/2037	1,926,088
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,950,237	1.207%, 4/25/2047[h]	1,645,646
	Wachovia Mortgage Loan Trust, LLC
1,489,614	3.040%, 5/20/2036	1,303,896
	WaMu Mortgage Pass Through Certificates
505,341	0.743%, 10/25/2045[h]	467,258
	Washington Mutual Mortgage Pass Through Certificates
3,478,487	1.187%, 2/25/2047[h]	2,440,699

	Total	9,175,025

The accompanying Notes to Financial Statements are an integral part of this schedule.

152

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Commercial Mortgage-Backed Securities (0.5%)
	Bear Stearns Commercial Mortgage Securities, Inc.
$2,631,198	5.331%, 2/11/2044	$2,678,761
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,447,921	5.322%, 12/11/2049	1,463,141
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,238,713

	Total	7,380,615

Communications Services (9.4%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,628,728
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,643,017
	American Tower Trust I
3,200,000	1.551%, 3/15/2018*	3,206,777
	AT&T, Inc.
3,100,000	2.450%, 6/30/2020	3,164,973
3,310,000	3.800%, 3/15/2022	3,516,289
2,540,000	3.600%, 2/17/2023	2,649,675
3,190,000	4.450%, 4/1/2024	3,504,563
1,000,000	3.950%, 1/15/2025	1,062,944
1,240,000	3.400%, 5/15/2025	1,268,405
3,190,000	4.300%, 12/15/2042	3,088,603
	CenturyLink, Inc.
2,200,000	5.800%, 3/15/2022	2,136,068
	Charter Communications Operating, LLC
4,370,000	4.464%, 7/23/2022[e]	4,696,596
3,120,000	6.484%, 10/23/2045[e]	3,725,345
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[e]	2,016,960
	Comcast Corporation
2,540,000	2.750%, 3/1/2023	2,660,033
3,740,000	3.375%, 8/15/2025	4,041,201
2,700,000	6.400%, 5/15/2038	3,716,496
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[e]	2,213,441
3,317,000	3.850%, 2/1/2025[e]	3,340,929
	Crown Castle International Corporation
960,000	3.400%, 2/15/2021	1,002,177
2,880,000	5.250%, 1/15/2023	3,231,533
2,700,000	4.450%, 2/15/2026	2,931,214
	Frontier Communications Corporation
1,880,000	6.875%, 1/15/2025	1,578,025
1,270,000	11.000%, 9/15/2025	1,314,450
	Hughes Satellite Systems Corporation
2,322,000	6.500%, 6/15/2019	2,507,760
	Numericable-SFR SA
1,920,000	6.000%, 5/15/2022[e]	1,867,200
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,683,156
940,000	3.650%, 11/1/2024	991,000
	Scripps Networks Interactive, Inc.
3,110,000	3.500%, 6/15/2022	3,223,378
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[e]	3,204,804
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[e,i]	1,350,617
	Sprint Corporation
1,600,000	7.125%, 6/15/2024	1,276,000
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	4,022,828
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,721,389
	Time Warner, Inc.
2,490,000	4.750%, 3/29/2021	2,797,186
1,600,000	7.700%, 5/1/2032	2,233,803
	Univision Communications, Inc.
1,920,000	6.750%, 9/15/2022[e]	2,025,600
	UPCB Finance VI, Ltd.
2,340,000	6.875%, 1/15/2022[e]	2,433,600
	Verizon Communications, Inc.
3,277,000	2.625%, 2/21/2020	3,391,253
3,830,000	3.450%, 3/15/2021	4,103,577
5,300,000	3.500%, 11/1/2024	5,636,725
5,854,000	4.272%, 1/15/2036	5,991,054
1,910,000	4.862%, 8/21/2046	2,087,796
5,457,000	4.522%, 9/15/2048	5,682,374
	Vodafone Group plc
1,910,000	2.500%, 9/26/2022	1,883,820
1,270,000	4.375%, 2/19/2043	1,197,402

	Total	133,650,764

Consumer Cyclical (5.7%)
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,291,180
1,870,000	4.750%, 12/1/2022	2,135,938
3,120,000	5.125%, 7/20/2045	3,870,597
	Family Tree Escrow, LLC
1,870,000	5.750%, 3/1/2023[e]	1,986,875
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,739,236
2,575,000	4.250%, 9/20/2022	2,776,852
2,550,000	3.096%, 5/4/2023	2,585,618
2,510,000	3.664%, 9/8/2024	2,599,406
5,000,000	4.134%, 8/4/2025	5,360,755
	General Motors Company
3,150,000	5.000%, 4/1/2035	3,137,287
	General Motors Financial Company, Inc.
2,540,000	4.200%, 3/1/2021	2,657,226
3,100,000	3.450%, 4/10/2022	3,097,811
2,550,000	3.700%, 5/9/2023	2,563,247
2,510,000	4.000%, 1/15/2025	2,539,643
	Hilton Worldwide Finance, LLC
1,910,000	5.625%, 10/15/2021	1,976,850
	Home Depot, Inc.
3,180,000	4.250%, 4/1/2046	3,645,682
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[e]	2,116,053
3,850,000	2.450%, 6/15/2021[e]	3,868,853
	Jaguar Land Rover Automotive plc
1,910,000	4.125%, 12/15/2018[e]	1,931,488
	Johnson Controls, Inc.
1,150,000	5.250%, 12/1/2041	1,282,625

The accompanying Notes to Financial Statements are an integral part of this schedule.

153

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Cyclical (5.7%) - continued
	L Brands, Inc.
$1,900,000	5.625%, 2/15/2022	$2,044,400
	Lennar Corporation
1,880,000	4.500%, 11/15/2019	1,958,302
	Lowe’s Companies, Inc.
3,180,000	2.500%, 4/15/2026	3,238,843
	Macy’s Retail Holdings, Inc.
3,570,000	3.875%, 1/15/2022	3,670,321
	MGM Resorts International
1,880,000	6.000%, 3/15/2023[i]	1,983,400
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,018,100
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,250,000
960,000	4.375%, 4/15/2023	945,600
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	3,057,658
	Walgreens Boots Alliance, Inc.
2,240,000	3.100%, 6/1/2023	2,281,474
	ZF North America Capital, Inc.
1,870,000	4.500%, 4/29/2022[e]	1,895,713

	Total	80,507,033

Consumer Non-Cyclical (10.8%)
	AbbVie, Inc.
1,910,000	2.300%, 5/14/2021	1,933,214
1,910,000	3.200%, 5/14/2026	1,934,788
	Actavis Funding SCS
2,480,000	3.450%, 3/15/2022	2,575,629
2,555,000	3.850%, 6/15/2024	2,673,774
	Altria Group, Inc.
2,175,000	4.000%, 1/31/2024	2,433,259
804,000	9.950%, 11/10/2038	1,446,351
	Amgen, Inc.
1,870,000	4.400%, 5/1/2045	1,942,668
	Anheuser-Busch Inbev Finance, Inc.
2,570,000	3.300%, 2/1/2023	2,707,932
	Anheuser-Busch InBev Finance, Inc.
4,470,000	3.650%, 2/1/2026	4,788,470
3,210,000	4.700%, 2/1/2036	3,607,167
1,920,000	4.900%, 2/1/2046	2,249,937
	Baxter International, Inc.
1,869,000	4.250%, 3/15/2020	2,032,096
	Becton Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,273,607
	Biogen, Inc.
3,740,000	3.625%, 9/15/2022	3,970,044
	Boston Scientific Corporation
4,360,000	3.375%, 5/15/2022	4,522,327
	BRF SA
1,910,000	4.750%, 5/22/2024[e]	1,895,675
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	2,958,263
1,920,000	3.500%, 11/24/2020	2,012,579
	Celgene Corporation
3,770,000	3.950%, 10/15/2020	4,066,431
1,910,000	3.250%, 8/15/2022	1,972,740
	Centene Escrow Corporation
1,270,000	5.625%, 2/15/2021[e]	1,323,975
	ConAgra Foods, Inc.
2,540,000	3.250%, 9/15/2022	2,628,029
2,004,000	3.200%, 1/25/2023	2,067,465
	Diageo Capital plc
3,120,000	2.625%, 4/29/2023	3,239,000
	Endo Finance, LLC
1,260,000	6.000%, 2/1/2025[e]	1,093,050
	Express Scripts Holding Company
1,920,000	4.750%, 11/15/2021	2,153,585
3,810,000	4.500%, 2/25/2026	4,185,834
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[e]	2,853,789
	H. J. Heinz Company
3,120,000	3.500%, 7/15/2022[e]	3,313,630
1,860,000	5.200%, 7/15/2045[e]	2,202,534
	HCA, Inc.
2,560,000	4.750%, 5/1/2023	2,624,000
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[e]	2,311,100
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[e]	1,976,850
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,668,844
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,292,975
1,250,000	4.700%, 2/1/2045	1,334,184
	McKesson Corporation
2,510,000	3.796%, 3/15/2024	2,717,562
	Mondelez International, Inc.
2,560,000	4.000%, 2/1/2024	2,799,785
	Mylan NV
3,190,000	3.750%, 12/15/2020[e]	3,325,821
3,850,000	3.950%, 6/15/2026[e]	3,896,154
	Mylan, Inc.
1,920,000	3.125%, 1/15/2023[e]	1,906,564
	Newell Rubbermaid, Inc.
2,700,000	3.850%, 4/1/2023	2,863,806
2,070,000	4.200%, 4/1/2026	2,243,986
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[e]	3,606,636
1,910,000	4.450%, 1/15/2022[e]	2,104,444
	Perrigo Finance Unlimited Company
2,540,000	3.500%, 3/15/2021	2,628,184
3,350,000	4.375%, 3/15/2026	3,489,032
	Reynolds American, Inc.
3,120,000	4.000%, 6/12/2022	3,390,775
1,560,000	5.850%, 8/15/2045	1,993,260
	SABMiller Holdings, Inc.
4,320,000	3.750%, 1/15/2022[e]	4,632,081
	Spectrum Brands Escrow Corporation
1,460,000	6.375%, 11/15/2020	1,523,875
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	1,957,368
	Thermo Fisher Scientific, Inc.
2,550,000	3.000%, 4/15/2023	2,603,224
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[e]	2,201,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

154

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Non-Cyclical (10.8%) - continued
	Watson Pharmaceuticals, Inc.
$3,180,000	3.250%, 10/1/2022	$3,248,958
	Whirlpool Corporation
3,245,000	3.700%, 3/1/2023	3,439,797
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,250,677

	Total	154,089,384

Energy (8.1%)
	Anadarko Petroleum Corporation
1,270,000	5.550%, 3/15/2026	1,402,436
	Antero Resources Corporation
1,880,000	5.625%, 6/1/2023	1,823,600
	BP Capital Markets plc
1,910,000	2.750%, 5/10/2023	1,924,577
2,490,000	3.814%, 2/10/2024	2,667,572
1,590,000	3.119%, 5/4/2026	1,624,129
	Buckeye Partners, LP
3,180,000	5.850%, 11/15/2043	3,091,523
	Canadian Natural Resources, Ltd.
3,110,000	3.450%, 11/15/2021	3,109,045
1,600,000	6.250%, 3/15/2038	1,739,310
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	1,975,837
	ConocoPhillips Company
2,860,000	4.200%, 3/15/2021	3,096,639
	Continental Resources, Inc.
3,830,000	3.800%, 6/1/2024[i]	3,341,675
	Devon Energy Corporation
2,560,000	5.850%, 12/15/2025	2,823,898
	Ecopetrol SA
1,120,000	5.875%, 9/18/2023	1,153,600
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,077,138
2,530,000	4.300%, 5/1/2024	2,551,733
1,280,000	4.700%, 11/1/2042	1,153,196
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,675,320
1,660,000	4.375%, 10/15/2020	1,703,656
890,000	4.200%, 9/15/2021	912,738
	Energy Transfer Partners, LP
3,405,000	4.650%, 6/1/2021	3,515,605
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026	2,591,238
1,690,000	7.034%, 1/15/2068	1,781,250
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	2,910,233
	Exxon Mobil Corporation
3,180,000	2.726%, 3/1/2023	3,319,945
	Hornbeck Offshore Services, Inc.
1,560,000	5.000%, 3/1/2021	924,300
	Magellan Midstream Partners, LP
1,280,000	5.000%, 3/1/2026	1,447,981
2,500,000	4.200%, 3/15/2045	2,284,897
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,452,265
3,180,000	2.800%, 11/1/2022	2,884,025
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,038,950
	MPLX, LP
4,390,000	4.000%, 2/15/2025	3,987,683
	NiSource Finance Corporation
1,250,000	6.800%, 1/15/2019	1,405,634
	Noble Holding International, Ltd.
3,045,000	6.950%, 4/1/2025[i]	2,428,388
	Pioneer Natural Resources Company
2,240,000	3.450%, 1/15/2021	2,312,975
3,150,000	3.950%, 7/15/2022	3,295,747
	Plains All American Pipeline, LP
3,210,000	2.850%, 1/31/2023	2,954,628
905,000	4.650%, 10/15/2025	913,731
	Regency Energy Partners, LP
1,270,000	5.000%, 10/1/2022	1,303,147
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	1,895,675
	Schlumberger Holdings Corporation
3,200,000	3.625%, 12/21/2022[e]	3,385,101
	Spectra Energy Partners, LP
1,560,000	3.500%, 3/15/2025	1,595,919
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,155,565
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,964,600
	Transcontinental Gas Pipe Line Company, LLC
1,925,000	7.850%, 2/1/2026[e]	2,395,666
	Valero Energy Corporation
2,300,000	4.900%, 3/15/2045	2,130,345
	Western Gas Partners, LP
1,920,000	4.650%, 7/1/2026[c]	1,940,169
	Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,265,600
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	1,851,007
1,600,000	3.900%, 1/15/2025	1,454,315
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[e]	3,057,428

	Total	114,691,634

Financials (26.8%)
	Aegon NV
2,600,000	1.740%, 7/29/2049[h,j]	1,482,000
	AerCap Ireland Capital, Ltd.
960,000	3.950%, 2/1/2022	960,000
	Aetna, Inc.
3,210,000	2.800%, 6/15/2023	3,279,028
2,560,000	4.375%, 6/15/2046	2,658,555
	Air Lease Corporation
1,260,000	2.125%, 1/15/2018	1,253,700
2,510,000	3.750%, 2/1/2022	2,571,103
1,260,000	4.250%, 9/15/2024	1,275,750
	Ally Financial, Inc.
1,860,000	4.125%, 3/30/2020	1,864,650
	American Express Company
1,880,000	4.900%, 12/29/2049[j]	1,797,750
	American International Group, Inc.
1,870,000	3.750%, 7/10/2025	1,905,913
2,230,000	3.900%, 4/1/2026	2,298,086

The accompanying Notes to Financial Statements are an integral part of this schedule.

155

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Financials (26.8%) - continued
$3,130,000	4.500%, 7/16/2044	$3,028,100
	Aon plc
1,910,000	3.875%, 12/15/2025	2,014,548
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,337,687
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,251,852
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[i]	3,475,837
	Australia and New Zealand Banking Group, Ltd.
1,280,000	6.750%, 12/29/2049[e,i,j]	1,321,449
	AXA SA
2,580,000	8.600%, 12/15/2030	3,534,600
	Axis Specialty Finance, LLC
920,000	5.875%, 6/1/2020	1,028,370
	Banco de Brasil SA
1,371,000	9.000%, 12/31/2049[e,j]	1,062,525
	Bank of America Corporation
3,840,000	1.717%, 3/22/2018[h]	3,860,095
3,380,000	7.625%, 6/1/2019	3,912,110
2,870,000	2.625%, 4/19/2021	2,914,017
1,000,000	4.100%, 7/24/2023	1,071,335
3,830,000	4.125%, 1/22/2024	4,119,468
2,830,000	4.200%, 8/26/2024	2,925,422
2,750,000	3.950%, 4/21/2025	2,800,449
1,270,000	3.875%, 8/1/2025	1,347,230
1,950,000	5.875%, 2/7/2042	2,461,413
3,110,000	4.750%, 4/21/2045	3,177,307
3,130,000	6.500%, 10/23/2049[i,j]	3,333,450
1,270,000	6.300%, 12/29/2049[j]	1,349,375
	Bank of Nova Scotia
2,560,000	4.500%, 12/16/2025	2,659,753
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[e]	2,404,736
3,760,000	1.188%, 11/29/2049[h,j]	2,011,600
	BBVA Bancomer SA/Texas
2,285,000	6.750%, 9/30/2022[e]	2,550,905
	Berkshire Hathaway, Inc.
2,860,000	2.750%, 3/15/2023	2,955,044
	BPCE SA
1,265,000	5.700%, 10/22/2023[e]	1,356,791
2,190,000	5.150%, 7/21/2024[e]	2,278,925
	Branch Banking and Trust Company
3,130,000	3.625%, 9/16/2025	3,369,583
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,252,999
	Capital One Financial Corporation
3,190,000	4.200%, 10/29/2025	3,279,454
	CIT Group, Inc.
3,120,000	5.250%, 3/15/2018	3,214,474
	Citigroup, Inc.
4,370,000	4.400%, 6/10/2025	4,569,311
3,305,000	5.500%, 9/13/2025	3,704,710
1,910,000	3.700%, 1/12/2026	2,010,634
2,490,000	4.450%, 9/29/2027	2,564,976
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,584,719
	CNA Financial Corporation
1,995,000	7.350%, 11/15/2019	2,303,744
1,870,000	7.250%, 11/15/2023	2,269,116
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,555,409
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,290,000	11.000%, 12/29/2049[e,j]	1,538,325
	CoreStates Capital III
2,440,000	1.196%, 2/15/2027[e,h]	2,055,700
	Credit Agricole SA
2,570,000	8.125%, 12/29/2049[e,i,j]	2,552,431
	Credit Suisse Group Funding, Ltd.
3,190,000	3.125%, 12/10/2020[e]	3,185,148
4,400,000	3.750%, 3/26/2025	4,306,518
	DDR Corporation
2,010,000	3.625%, 2/1/2025	2,015,990
	DDR Corporation
1,290,000	7.875%, 9/1/2020	1,557,856
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,728,216
1,600,000	4.250%, 3/13/2026	1,673,506
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,414,034
1,280,000	3.250%, 6/30/2026	1,297,769
	Essex Portfolio, LP
2,940,000	3.500%, 4/1/2025	3,034,433
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[e]	2,068,054
	Five Corners Funding Trust
1,910,000	4.419%, 11/15/2023[e]	2,061,339
	GE Capital International Funding Company
2,527,000	4.418%, 11/15/2035[e]	2,834,248
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011*,d	1,000
	Goldman Sachs Group, Inc.
2,900,000	5.375%, 3/15/2020	3,225,725
2,540,000	2.875%, 2/25/2021	2,604,051
3,275,000	5.250%, 7/27/2021	3,695,779
2,190,000	4.000%, 3/3/2024	2,341,263
4,450,000	3.850%, 7/8/2024	4,718,384
2,490,000	4.250%, 10/21/2025	2,573,886
3,760,000	5.150%, 5/22/2045	3,922,661
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,673,463
	HCP, Inc.
2,200,000	4.250%, 11/15/2023	2,283,193
1,285,000	4.200%, 3/1/2024	1,323,484
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,260,869
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,596,818
	HSBC Holdings plc
1,920,000	3.600%, 5/25/2023	1,962,182
1,870,000	5.250%, 3/14/2044	1,975,692
1,280,000	6.875%, 12/29/2049[i,j]	1,273,600
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,344,201
	Icahn Enterprises, LP
2,040,000	6.000%, 8/1/2020	2,014,500
	ILFC E-Capital Trust II
2,230,000	4.230%, 12/21/2065[e,h]	1,761,700

The accompanying Notes to Financial Statements are an integral part of this schedule.

156

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Financials (26.8%) - continued
	ING Bank NV
$3,165,000	5.800%, 9/25/2023[e]	$3,473,325
	J.P. Morgan Chase & Company
3,200,000	3.375%, 5/1/2023	3,262,493
2,830,000	3.875%, 9/10/2024	2,930,004
1,270,000	3.900%, 7/15/2025	1,369,770
3,150,000	5.500%, 10/15/2040	3,943,031
1,910,000	7.900%, 4/29/2049[j]	1,948,200
2,550,000	6.750%, 8/29/2049[i,j]	2,808,187
2,560,000	6.000%, 12/29/2049[j]	2,614,400
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,697,487
	Liberty Mutual Group, Inc.
3,535,000	4.950%, 5/1/2022[e]	3,906,426
3,190,000	4.850%, 8/1/2044[e]	3,265,683
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	2,047,059
1,910,000	4.400%, 2/15/2024	2,057,777
	Lincoln National Corporation
635,000	6.250%, 2/15/2020	713,939
4,150,000	4.000%, 9/1/2023	4,314,485
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,934,091
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[e]	834,750
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[e]	3,087,704
	MetLife, Inc.
2,500,000	3.600%, 4/10/2024	2,636,642
	Mizuho Bank, Ltd.
2,400,000	3.600%, 9/25/2024[e]	2,578,234
	Mizuho Financial Group, Inc.
3,180,000	3.477%, 4/12/2026[e,i]	3,391,222
	Morgan Stanley
3,400,000	5.500%, 1/26/2020	3,781,521
2,550,000	2.500%, 4/21/2021	2,576,673
3,205,000	4.875%, 11/1/2022	3,509,654
1,870,000	4.000%, 7/23/2025	2,002,375
2,550,000	5.000%, 11/24/2025	2,791,717
2,510,000	4.350%, 9/8/2026	2,625,754
1,570,000	4.300%, 1/27/2045	1,652,497
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,373,757
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[e]	2,662,213
	Nordea Bank AB
1,890,000	5.500%, 9/29/2049[e,j]	1,795,500
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,100,618
1,870,000	5.250%, 1/15/2026	1,987,711
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[e]	2,807,255
	PNC Capital Trust C
3,120,000	1.243%, 6/1/2028[h,i]	2,745,600
	Prologis, LP
2,510,000	4.250%, 8/15/2023	2,779,285
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,989,888
1,425,000	6.200%, 11/15/2040	1,753,990
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	4,022,607
	Regions Bank
377,000	7.500%, 5/15/2018	413,454
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,203,852
1,905,000	4.700%, 9/15/2023	2,071,547
	Royal Bank of Scotland Group plc
2,490,000	7.500%, 12/29/2049[j]	2,278,350
	Santander UK plc
1,700,000	3.125%, 1/8/2021	1,703,696
	Santander Holdings USA, Inc.
3,210,000	2.700%, 5/24/2019	3,225,443
2,500,000	4.500%, 7/17/2025	2,567,997
	Santander UK Group Holdings plc
1,560,000	2.875%, 10/16/2020	1,547,947
2,500,000	4.750%, 9/15/2025[e]	2,467,550
	Societe Generale SA
2,490,000	8.000%, 12/31/2049[e,j]	2,376,456
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,977,576
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,516,870
2,690,000	4.250%, 8/15/2024	2,783,962
	Synovus Financial Corporation
1,920,000	5.750%, 12/15/2025	1,977,600
	Travelers Companies, Inc.
1,920,000	3.750%, 5/15/2046	2,009,100
	UBS Group Funding Jersey, Ltd.
1,590,000	3.000%, 4/15/2021[e]	1,621,721
2,490,000	4.125%, 9/24/2025[e]	2,581,005
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,738,977
	UnitedHealth Group, Inc.
2,480,000	3.350%, 7/15/2022	2,653,159
1,240,000	4.750%, 7/15/2045	1,493,833
	Voya Financial, Inc.
1,920,000	3.650%, 6/15/2026	1,929,047
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[h,j]	118,505
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	3,140,399
1,910,000	4.100%, 6/3/2026	2,042,957
3,160,000	5.875%, 12/31/2049[j]	3,369,350
	Welltower, Inc.
1,280,000	6.125%, 4/15/2020	1,458,115
3,150,000	4.950%, 1/15/2021	3,489,198
1,550,000	4.000%, 6/1/2025	1,629,064
	Westpac Banking Corporation
3,180,000	2.850%, 5/13/2026	3,228,625
	XLIT, Ltd.
1,870,000	4.450%, 3/31/2025	1,887,067
1,840,000	5.250%, 12/15/2043	1,989,029

	Total	381,711,050

Foreign Government (0.8%)
	Argentina Government International Bond
1,590,000	6.875%, 4/22/2021[e]	1,695,735
	Colombia Government International Bond
3,200,000	5.625%, 2/26/2044	3,544,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

157

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Foreign Government (0.8%) - continued
	Mexico Government International Bond
$3,480,000	4.000%, 10/2/2023	$3,746,394
2,100,000	3.600%, 1/30/2025	2,194,500

	Total	11,180,629

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 7/1/2031[c]	4,377,050
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,802,500	4.000%, 7/1/2046[c]	7,280,801
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
25,150,000	3.500%, 7/1/2046[c]	26,537,178
11,777,500	4.000%, 7/1/2046[c]	12,627,350
2,025,000	4.500%, 7/1/2046[c]	2,210,404

	Total	53,032,783

Technology (2.8%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,724,013
	Diamond 1 Finance Corporation
2,560,000	4.420%, 6/15/2021[e]	2,634,934
1,920,000	6.020%, 6/15/2026[e]	2,001,575
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,951,425
	Fidelity National Information Services, Inc.
1,560,000	2.850%, 10/15/2018	1,601,008
3,190,000	3.875%, 6/5/2024	3,372,707
	First Data Corporation
1,250,000	5.375%, 8/15/2023[e]	1,269,387
	Fiserv, Inc.
3,740,000	3.850%, 6/1/2025	3,997,933
	Hewlett Packard Enterprise Company
2,490,000	2.850%, 10/5/2018[e]	2,549,909
2,500,000	3.600%, 10/15/2020[e]	2,609,453
	Intel Corporation
2,870,000	4.100%, 5/19/2046	2,983,959
	Lam Research Corporation
1,120,000	3.450%, 6/15/2023	1,156,715
	Oracle Corporation
3,850,000	2.650%, 7/15/2026[c]	3,859,660
	Qualcomm, Inc.
2,490,000	3.450%, 5/20/2025	2,646,170
	Seagate HDD Cayman
1,870,000	4.875%, 6/1/2027	1,358,087
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[e]	1,890,000

	Total	40,606,935

Transportation (2.4%)
	American Airlines Pass Through Trust
2,241,147	4.000%, 7/15/2025	2,364,409
	British Airways plc
4,090,940	4.625%, 6/20/2024[e]	4,317,987
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,939,875
	Canadian Pacific Railway Company
940,000	3.700%, 2/1/2026	1,008,252
	Continental Airlines, Inc.
778,923	7.250%, 11/10/2019	889,919
1,234,000	4.000%, 10/29/2024	1,295,700
	Delta Air Lines, Inc.
1,386,228	4.950%, 5/23/2019	1,465,936
1,811,189	4.250%, 7/30/2023	1,847,413
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,872,832
2,000,000	3.800%, 11/1/2025[e]	2,139,620
2,560,000	3.300%, 12/1/2026[e]	2,617,475
	Penske Truck Leasing Company, LP
2,510,000	3.375%, 2/1/2022[e]	2,559,680
	United Airlines Pass Through Trust
1,543,736	3.750%, 9/3/2026	1,632,501
	US Airways Pass Through Trust
2,788,936	3.950%, 11/15/2025	2,942,328
	Virgin Australia Holdings, Ltd.
1,917,437	5.000%, 10/23/2023[e]	1,979,946

	Total	33,873,873

U.S. Government and Agencies (8.4%)
	U.S. Treasury Bonds
1,000,000	2.875%, 3/31/2018	1,039,492
3,210,000	1.625%, 5/15/2026[i]	3,249,249
1,910,000	3.500%, 2/15/2039	2,410,479
4,500,000	4.375%, 5/15/2041	6,425,509
5,307,000	3.125%, 2/15/2042	6,270,969
11,380,000	2.500%, 2/15/2045	11,848,093
9,500,000	3.000%, 11/15/2045	10,923,518
1,920,000	2.500%, 5/15/2046	2,000,774
	U.S. Treasury Notes
7,000,000	1.375%, 10/31/2020	7,126,602
7,990,000	1.750%, 12/31/2020	8,264,968
5,730,000	1.125%, 2/28/2021	5,770,288
5,650,000	2.000%, 7/31/2022	5,915,725
1,960,000	1.875%, 8/31/2022	2,037,099
7,000,000	1.875%, 10/31/2022	7,273,714
6,410,000	2.000%, 11/30/2022	6,708,719
4,250,000	2.125%, 12/31/2022	4,480,928
10,000,000	1.625%, 5/31/2023	10,225,780
5,680,000	2.000%, 2/15/2025	5,942,700
6,570,000	2.250%, 11/15/2025	7,009,369
5,090,000	1.625%, 2/15/2026	5,147,262

	Total	120,071,237

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	3,044,190

	Total	3,044,190

Utilities (5.5%)
	Access Midstream Partners, LP
1,270,000	4.875%, 5/15/2023	1,227,525
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,670,170

The accompanying Notes to Financial Statements are an integral part of this schedule.

158

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Utilities (5.5%) - continued
	Arizona Public Service Company
$2,880,000	8.750%, 3/1/2019	$3,412,460
	Calpine Corporation
1,920,000	5.375%, 1/15/2023	1,872,000
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	951,499
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,590,129
	DCP Midstream Operating, LP
2,550,000	5.600%, 4/1/2044	2,180,250
	DPL, Inc.
248,000	6.500%, 10/15/2016	248,000
	Dynegy Finance I, Inc.
1,250,000	7.375%, 11/1/2022	1,206,250
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[e,j]	3,071,680
	Emera U.S. Finance, LP
3,210,000	3.550%, 6/15/2026[e]	3,284,597
	Energy Transfer Equity, LP
1,870,000	5.500%, 6/1/2027	1,757,800
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	2,098,697
	Exelon Corporation
3,120,000	3.950%, 6/15/2025	3,335,505
1,910,000	3.400%, 4/15/2026	1,996,193
	Exelon Generation Company, LLC
2,500,000	4.000%, 10/1/2020[i]	2,666,715
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[e]	4,049,191
	Great River Energy
13,091	5.829%, 7/1/2017*	13,573
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,345,826
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,862,675
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,870,241
	NiSource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,622,253
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,588,138
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,552,733
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026	1,322,541
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,913,024
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,373,192
3,190,000	3.950%, 3/15/2024	3,435,777
	Southern Company
2,560,000	3.250%, 7/1/2026	2,659,131
	Xcel Energy, Inc.
2,490,000	3.300%, 6/1/2025	2,626,298

	Total	77,804,063

	Total Long-Term Fixed Income (cost $1,245,225,689)	1,296,827,316

Shares	Preferred Stock (1.4%)
Consumer Staples (0.1%)
76,576	CHS, Inc., 7.100%[j]	2,228,362

	Total	2,228,362

Financials (1.3%)
102,122	Citigroup, Inc., 7.008%[h]	2,662,320
22,500	Cobank ACB, 6.250%[j]	2,321,719
31,925	Countrywide Capital V, 7.000%	832,923
90,500	Discover Financial Services, 6.500%[j]	2,392,820
78,590	GMAC Capital Trust I, 6.402%[h]	1,950,604
95,940	Goldman Sachs Group, Inc., 5.500%[j]	2,540,491
88,200	Morgan Stanley 7.125%[j]	2,616,894
101,500	Wells Fargo & Company, 5.850%[j]	2,800,385

	Total	18,118,156

	Total Preferred Stock (cost $19,317,283)	20,346,518

	Common Stock (<0.1%)
Energy (<0.1%)
1,346	Vantage Drilling International[k]	116,429

	Total	116,429

	Total Common Stock (cost $121,140)	116,429

	Collateral Held for Securities Loaned (2.7%)
38,614,774	Thrivent Cash Management Trust	38,614,774

	Total Collateral Held for Securities Loaned (cost $38,614,774)	38,614,774

Shares or Principal Amount	Short-Term Investments (7.3%)[l]
	Federal Agricultural Mortgage Corporation Discount Notes
10,700,000	0.270%, 7/8/2016	10,699,647
	Federal Home Loan Bank Discount Notes
3,000,000	0.340%, 7/12/2016	2,999,844
2,000,000	0.335%, 7/20/2016	1,999,820
7,900,000	0.300%, 7/29/2016[m]	7,898,957
3,600,000	0.305%, 8/3/2016	3,599,175
4,400,000	0.355%, 8/5/2016	4,398,931
	Thrivent Core Short-Term Reserve Fund
7,156,263	0.580%	71,562,630

The accompanying Notes to Financial Statements are an integral part of this schedule.

159

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.3%)[l]	Value
	U.S. Treasury Notes
550,000	0.500%, 8/31/2016[n]	$550,182

	Total Short-Term Investments (cost $103,707,221)	103,709,186

	Total Investments (cost $1,456,265,339) 105.9%	$1,507,686,009

	Other Assets and Liabilities, Net (5.9%)	(83,510,735)

	Total Net Assets 100.0%	$1,424,175,274

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $217,027,638 or 15.2% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
g	All or a portion of the security is insured or guaranteed.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Portfolio as of June 30, 2016 was $6,287,154 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$3,200,241
CAM Mortgage, LLC, 7/15/2064	6/24/2015	1,115,553
Glitnir Banki HF, 1/21/2017	5/1/2008	50,000
Great River Energy, 7/1/2017	4/13/2009	13,091
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,560,675

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$37,442,090

Total lending	$37,442,090
Gross amount payable upon return of collateral for securities loaned	$38,614,774

Net amounts due to counterparty	$1,172,684

Definitions:

AMT	-	Subject to Alternative Minimum Tax
Rev.	-	Revenue
Ser.	-	Series

The accompanying Notes to Financial Statements are an integral part of this schedule.

160

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (85.3%)	Value
Consumer Discretionary (14.8%)
24,000	Aisan Industry Company, Ltd.	$155,292
35,752	Amazon.com, Inc.[a]	25,584,846
46,100	APN Outdoor Group Pty, Ltd.	238,883
25,540	AutoZone, Inc.[a]	20,274,674
3,500	Bayerische Motoren Werke AG	223,114
2,500	Beiersdorf AG	236,687
53,800	Berkeley Group Holdings plc	1,816,711
29,800	Betsson AB	249,248
7,000	Brembo SPA	385,601
20,500	Bridgestone Corporation	658,807
25,000	Bunzl plc	769,217
35,000	Calsonic Kansei Corporation	265,991
900	Christian Dior SE	144,173
49,700	Cineworld Group plc	362,554
273,260	Comcast Corporation	17,813,819
14,300	Compass Group plc	272,064
1,200	Continental AG	227,073
5,000	Daimler AG	299,193
166,700	Debenhams plc	123,191
77,800	Denso Corporation	2,737,419
98,200	EDION Corporation[b]	809,969
70,200	Eutelsat Communications	1,325,037
67,600	Fuji Heavy Industries, Ltd.	2,323,641
85,000	Gunze, Ltd.	237,442
36,800	Hakuhodo Dy Holdings, Inc.	441,078
5,500	Hennes & Mauritz AB	161,815
104,200	Honda Motor Company, Ltd.	2,613,885
65,200	Howden Joinery Group plc	334,873
97,000	Inchcape plc	815,612
9,800	InterContinental Hotels Group plc	361,428
15,300	Intertek Group plc	712,881
12,300	JB Hi-Fi, Ltd.	222,902
4,000	Koito Manufacturing Co., Ltd.	184,178
113,615	Las Vegas Sands Corporation	4,941,116
5,819	Linamar Corporation	207,276
5,700	LVMH Moet Hennessy Louis Vuitton SE	859,192
27,500	Marks and Spencer Group plc	117,770
45,800	NOK Corporation	778,858
8,800	Nokian Renkaat Oyj	315,410
2,400	Paddy Power plc	252,232
39,000	PanaHome Corporation	308,726
104,200	Persimmon plc	2,020,625
9,300	ProSiebenSat.1 Media AGa	406,803
3,900	Rightmove plc	190,481
20,800	Saizeriya Company, Ltd.	371,663
24,100	Sekisui House, Ltd.	422,041
23,100	SHOWA Corporation	129,694
15,100	Sky plc	171,589
35,900	Sports Direct International plc[a]	153,712
17,600	Stanley Electric Company, Ltd.	375,871
61,400	Star Entertainment Group, Ltd.	250,189
363,800	Starbucks Corporation	20,780,256
72,800	Sumitomo Forestry Company, Ltd.	988,056
44,900	Sumitomo Rubber Industries, Ltd.	601,117
3,400	Swatch Group AG	194,710
13,100	Tamron Company, Ltd.	175,699
78,800	Tatts Group, Ltd.	226,766
155,700	Taylor Wimpey plc	276,227
15,000	USS Company, Ltd.	247,899
1,306	Valora Holding AG	363,069
42,000	Wacoal Holdings Corporation	414,473
58,600	WH Smith plc	1,231,105
9,700	Whitbread plc	453,858
63,100	Wolters Kluwer NV	2,555,007
46,300	WPP plc	964,962
37,800	Yokohama Rubber Company, Ltd.	474,088

	Total	125,603,838

Consumer Staples (7.2%)
5,500	AarhusKarlshamn AB	392,622
45,300	Axfood AB	870,092
12,078	British American Tobacco plc	783,009
67,100	Coca-Cola HBC AG	1,357,742
87,340	CVS Health Corporation	8,361,932
2,179	George Weston, Ltd.	188,578
14,500	Henkel AG & Company KGaA	1,568,442
105,117	Imperial Brands plc	5,700,815
12,900	Jeronimo Martins SGPS SA	203,456
6,900	Kesko Oyj	293,021
99,840	Kimberly-Clark Corporation	13,726,003
198,600	Koninklijke Ahold NV	4,385,618
3,500	KOSE Corporation	296,589
100	Lindt & Spruengli AG	596,412
20,000	Nestle SA	1,549,567
21,000	Nichirei Corporation	193,742
27,000	Nippon Meat Packers, Inc.	661,338
164,475	Philip Morris International, Inc.	16,730,397
4,445	Premium Brands Holdings Corporation	187,165
15,800	Suedzucker AG	348,005
6,900	Sugi Holdings Company, Ltd.	384,730
53,000	Swedish Match AB	1,849,600
33,898	Woolworths, Ltd.	533,167

	Total	61,162,042

Energy (8.4%)
298,050	Baker Hughes, Inc.	13,450,997
1,261,063	BP plc	7,381,692
14,500	Caltex Australia, Ltd.	349,595
142,229	Chevron Corporation	14,909,866
114,120	EOG Resources, Inc.	9,519,890
62,530	EQT Corporation	4,841,698
58,585	OMV AG	1,646,872
44,634	Royal Dutch Shell plc	1,224,335
467	Royal Dutch Shell plc, Class A	12,826
24,407	Royal Dutch Shell plc, Class B	674,334
14,210	Schlumberger, Ltd.	1,123,727
33,783	Statoil ASA	583,711
82,770	Suncor Energy, Inc. ADR	2,295,212
45,860	Total SA	2,199,273
1,982,324	Weatherford International plc[a]	11,001,898

	Total	71,215,926

Financials (15.0%)
48,600	Allianz SE	6,933,182
40,500	Anima Holding SPA[c]	190,940
82,800	Australia & New Zealand Banking Group, Ltd.	1,508,622
185,600	Banco Santander SA	720,257
113,500	Bank Hapoalim, Ltd.	571,800
225,134	Bank of America Corporation	2,987,528
181,800	Bank of East Asia, Ltd.[b]	703,057
25,440	Bank of Montreal	1,613,691
82,577	Bank of Nova Scotia	4,046,557
61,432	Bank of Queensland, Ltd.	490,120
142,900	BinckBank NVb	710,390
173,320	Blackstone Group, LP	4,253,273
2,558	Canadian Imperial Bank of Commerce	192,135

The accompanying Notes to Financial Statements are an integral part of this schedule.

161

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (85.3%)	Value
Financials (15.0%) - continued
26,479	Canadian Western Bank[b]	$505,211
171,900	CapitaMall Trust	273,325
55,000	Chiba Bank, Ltd.	259,917
52,260	Chubb, Ltd.	6,830,905
219,870	Citigroup, Inc.	9,320,289
60,100	CNP Assurances	886,705
2,600	Daito Trust Construction Company, Ltd.	422,142
9,500	Danske Bank AS	250,044
27,400	Derwent London plc	955,925
273,900	DEXUS Property Group	1,858,596
187,541	Direct Line Insurance Group plc	867,035
65,800	Erste Group Bank AG	1,498,140
22,300	EXOR SPA	823,220
270,400	FlexiGroup, Ltd.	354,648
158,500	Frasers Centrepoint Trust	250,947
401,000	Fukuoka Financial Group, Inc.	1,322,197
14,796	Genworth MI Canada, Inc.[b]	379,534
30,380	Goldman Sachs Group, Inc.	4,513,860
48,400	Great Portland Estates plc	405,132
2,100	Groupe Bruxelles Lambert SA	172,213
90,982	H&R Real Estate Investment Trust	1,585,204
21,959	Hamborner REIT AG	237,087
49,900	Hang Seng Bank, Ltd.	855,926
22,900	Hannover Rueckversicherung SE	2,399,414
329,300	Henderson Group plc	936,190
33,000	Henderson Land Development Company, Ltd.	186,409
9,100	Hitachi Capital Corporation	180,608
48,500	Hufvudstaden AB	761,230
322,000	Hysan Development Company, Ltd.	1,435,966
13,212	Intact Financial Corporation	943,795
42,570	International Exchange, Inc.	10,896,217
233,360	Invesco, Ltd.	5,960,014
254,800	Investec plc	1,583,784
244,349	J.P. Morgan Chase & Company	15,183,847
5,000	Jyske Bank AS	189,811
59,500	Link REIT	406,873
39,300	Macquarie Group, Ltd.	2,045,744
203,100	Mitsui & Company, Ltd.	2,424,441
833,900	Mizuho Financial Group, Inc.	1,200,031
15,900	MS and AD Insurance Group Holdings, Inc.	411,971
39,700	National Australia Bank, Ltd.	762,218
49,504	National Bank of Canada	1,693,240
1,214,799	New World Development Company, Ltd.	1,237,109
68,700	Old Mutual plc	185,592
14,925	Power Corporation of Canada	317,688
5,000	Sampo Oyj	204,483
35,028	Schroders plc	1,106,914
803,202	Stockland	2,847,758
34,500	Swiss Re AG	3,013,244
134,730	Synchrony Financial[a]	3,405,974
109,600	T&D Holdings, Inc.	930,726
7,200	Talanx AG	214,439
5,700	Tokio Marine Holdings, Inc.	189,759
15,838	Toronto-Dominion Bank	680,129
154,717	United Overseas Bank, Ltd.	2,131,684
35,000	Wharf Holdings, Ltd.	213,589
48,000	Wheelock and Company, Ltd.	225,487
296,600	Wing Tai Holdings, Ltd.	360,018

	Total	126,616,150

Health Care (10.5%)
3,100	Actelion, Ltd.	522,032
20,360	Alexion Pharmaceuticals, Inc.[a]	2,377,234
30,322	Allergan plc[a]	7,007,111
26,800	Amgen, Inc.	4,077,620
14,100	Astellas Pharmaceutical, Inc.	221,121
1,600	Bayer AG	160,696
48,920	Celgene Corporation[a]	4,824,980
43,130	Cerner Corporation[a]	2,527,418
37,208	Essilor International SA	4,890,235
2,300	Gerresheimer AG	177,173
69,309	Gilead Sciences, Inc.	5,781,757
40,800	Hikma Pharmaceuticals plc	1,343,592
19,217	ICON plc[a]	1,345,382
5,100	Lonza Group AG	847,170
335,890	Merck & Company, Inc.	19,350,623
16,100	Merck KGaA	1,636,460
52,100	Novartis AG	4,300,258
52,000	Novo Nordisk AS	2,800,351
384,920	Pfizer, Inc.	13,553,033
5,800	Roche Holding AG-Genusschein	1,530,503
45,200	Sanofi	3,755,355
71,982	Vertex Pharmaceuticals, Inc.[a]	6,191,892

	Total	89,221,996

Industrials (7.4%)
15,500	Adecco SA	781,790
28,250	AerCap Holdings NVa	948,918
20,700	Aida Engineering, Ltd.	170,121
263,365	Air New Zealand, Ltd.	394,714
25,200	Amada Holdings Company, Ltd.	255,834
7,200	Andritz AG	341,405
119,000	Asahi Glass Company, Ltd.	645,800
8,400	Atlas Copco Aktiebolag	218,166
20,200	Babcock International Group plc	244,224
75,590	Boeing Company	9,816,873
119,000	Cathay Pacific Airways, Ltd.	174,580
14,900	Compagnie de Saint-Gobain	564,796
31,000	Dai Nippon Printing Company, Ltd.	345,493
20,870	Dart Group plc	146,418
2,200	DCC plc	193,600
224,780	Delta Air Lines, Inc.	8,188,736
21,000	Deutsche Post AG	591,625
7,600	DSV AS	319,566
2,800	East Japan Railway Company	259,485
5,000	Flughafen Zuerich AG	884,855
11,000	Fraport AG Frankfurt Airport Services Worldwide	588,952
66,000	Fuji Electric Company, Ltd.	274,793
22,333	Galliford Try plc	272,808
700	Georg Fischer AG	559,586
35,000	Hankyu Hanshin Holdings, Inc.	260,979
12,800	Hitachi Transport System, Ltd.	210,570
4,700	Hochtief AG	606,823
57,240	Honeywell International, Inc.	6,658,157
14,800	Inaba Denki Sangyo Company, Ltd.	506,905
39,600	Intrum Justitia AB	1,241,958
202,700	ITOCHU Corporation	2,479,672
32,000	Kamigumi Company, Ltd.	295,770
68,900	KITZ Corporation	326,948
78,000	KONE Oyj	3,599,743
15,945	Koninklijke Boskalis Westminster NV	544,088
3,600	Kuehne & Nagel International AG	504,395
14,100	Kurita Water Industries, Ltd.	314,314
50,400	Marubeni Corporation	227,694
110,500	Meggitt plc	600,619
27,000	MIRAIT Holdings Corporation	265,451
31,000	Mitsuboshi Belting, Ltd.	241,706

The accompanying Notes to Financial Statements are an integral part of this schedule.

162

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (85.3%)	Value
Industrials (7.4%) - continued
28,500	Nikkon Holdings Company, Ltd.	$512,113
51,000	Nippon Express Company, Ltd.	233,056
52,900	Nitto Kogyo Corporation	657,678
129,970	Norfolk Southern Corporation	11,064,346
11,900	Randstad Holding NV	475,895
3,098	Rieter Holding AG	634,151
5,700	SAAB AB	177,753
46,300	Sanwa Holdings Corporation	420,869
5,800	Schindler Holding AG	1,050,078
1,100	Schindler Holding AG - REG	200,185
9,000	Skanska AB	188,451
7,900	TOTO, Ltd.	315,678
7,300	Travis Perkins plc	144,029
11,596	WSP Global, Inc.	354,715
9,700	Yuasa Trading Company, Ltd.	200,120

	Total	62,698,047

Information Technology (14.0%)
24,244	Alphabet, Inc., Class Aa	17,056,381
24,250	Alphabet, Inc., Class Ca	16,783,425
306,198	Apple, Inc.	29,272,529
6,250	AtoS	515,308
28,000	Canon, Inc.	799,406
35,910	Check Point Software Technologies, Ltd.[a]	2,861,309
199,060	Cisco Systems, Inc.	5,711,031
476,130	EMC Corporation	12,936,452
87,275	Facebook, Inc.[a]	9,973,787
64,500	FUJIFILM Holdings NPV	2,502,627
15,800	Hoya Corporation	564,313
8,400	ITOCHU Techno-Solutions Corporation	180,963
7,400	Kyocera Corporation	352,113
125,960	Microsoft Corporation	6,445,373
27,500	NEC Networks & System Integration Corporation	486,862
9,400	Nice, Ltd.	598,150
14,800	NS Solutions Corporation	228,097
131,640	Salesforce.com, Inc.[a]	10,453,532
62,600	Shinko Electric Industries Company, Ltd.	306,620
3,500	TDK Corporation	195,917
900	U-Blox AG	194,015
5,100	United Internet AG	212,003

	Total	118,630,213

Materials (3.7%)
5,300	Air Liquide SA	552,165
83,996	Albemarle Corporation	6,661,723
16,200	Amcor, Ltd.	182,146
208,800	BHP Billiton, Ltd.	2,909,890
64,400	BillerudKorsnas AB	961,009
18,400	Buzzi Unicem SPA	322,443
1,618	CCL Industries, Inc.	281,583
10,200	Croda International plc	428,182
164,100	Daicel Corporation	1,700,416
42,000	Denki Kagaku Kogyo KK	169,851
146,250	Dow Chemical Company	7,270,087
6,400	Evonik Industries AG	190,776
5,100	FUCHS PETROLUB SE	200,640
600	Givaudan SA	1,208,115
22,100	Hexpol AB	226,943
13,900	JFE Holdings, Inc.	181,328
17,600	JSR Corporation	233,079
3,800	LafargeHolcim, Ltd.	158,983
84,200	Mitsubishi Chemical Holdings Corporation	385,972
35,000	Mitsubishi Gas Chemical Company, Inc.	182,592
105,000	Mitsubishi Materials Corporation	251,408
6,900	Nippon Shokubai Company, Ltd.	396,863
344,238	Norsk Hydro ASA	1,260,197
16,800	Novozymes AS	806,751
37,000	Oji Holdings Corporation	142,043
94,800	Orora, Ltd.	196,833
6,810	Rio Tinto, Ltd.	235,562
18,000	Sumitomo Metal Mining Company, Ltd.	183,103
39,000	Sumitomo Seika Chemicals Company, Ltd.	217,271
43,000	Tosoh Corporation	198,343
65,983	UPM-Kymmene Oyj	1,212,164
62,755	Yara International ASA	1,993,527

	Total	31,501,988

Telecommunications Services (1.1%)
25,479	BCE, Inc.	1,205,763
58,600	Elisa Oyj	2,251,609
57,700	Freenet AG	1,485,985
673,467	KCOM Group plc	945,868
4,500	Millicom International Cellular SA	276,027
16,100	Nippon Telegraph & Telephone Corporation	755,008
55,400	Orange SAb	900,836
19,900	Proximus SA	632,394
300	Swisscom AG	149,042
69,100	Telefonica Deutschland Holding AG	284,630

	Total	8,887,162

Utilities (3.2%)
13,500	Chubu Electric Power Company, Inc.	192,119
23,400	E.ON SE	236,220
340,500	Electricidade de Portugal SA	1,042,470
69,700	Enagas SAb	2,129,364
501,000	Osaka Gas Company, Ltd.	1,926,090
296,050	PG&E Corporation	18,923,516
224,500	Redes Energeticas Nacionais SGPS SA	631,305
38,000	Toho Gas Company, Ltd.	310,943
34,500	Tokyo Electric Power Company, Inc.[a]	146,109
96,300	United Utilities Group plc	1,334,756
11,000	Veolia Environnement SA	237,542

	Total	27,110,434

	Total Common Stock (cost $613,792,398)	722,647,796

	Registered Investment Companies (0.1%)
Equity Funds/ETFs (<0.1%)
7,000	iShares MSCI EAFE Index Fund	390,670

	Total	390,670

	Total Registered Investment Companies (cost $376,746)	390,670

The accompanying Notes to Financial Statements are an integral part of this schedule.

163

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Collateral Held for Securities Loaned (0.5%)	Value
4,591,378	Thrivent Cash Management Trust	$4,591,378

	Total Collateral Held for Securities Loaned (cost $4,591,378)	4,591,378

Shares or Principal Amount	Short-Term Investments (14.3%)[d]
	Federal Agricultural Mortgage Corporation Discount Notes	5,099,832
5,100,000	0.270%, 7/8/2016
	Federal Home Loan Bank Discount Notes
400,000	0.290%, 7/13/2016	399,977
7,550,000	0.343%, 7/15/2016	7,549,502
23,300,000	0.339%, 7/20/2016	23,297,903
2,700,000	0.340%, 7/21/2016	2,699,746
2,500,000	0.345%, 7/25/2016	2,499,717
10,200,000	0.300%, 7/29/2016[e]	10,198,654
5,800,000	0.306%, 8/3/2016	5,798,672
9,500,000	0.312%, 8/5/2016	9,497,691
6,727,000	0.407%, 8/12/2016	6,725,036
2,100,000	0.360%, 9/7/2016	2,098,889
400,000	0.410%, 9/21/2016	399,745
	Federal National Mortgage Association Discount Notes
5,000,000	0.400%, 7/25/2016[e]	4,999,435
	Thrivent Core Short-Term Reserve Fund
3,952,491	0.580%	39,524,914

	Total Short-Term Investments (cost $120,782,126)	120,789,713

	Total Investments (cost $739,542,648) 100.2%	$848,419,557

	Other Assets and Liabilities, Net (0.2%)	(1,619,109)

	Total Net Assets 100.0%	$846,800,448

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $190,940 or 0.0% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$4,356,546

Total lending	$4,356,546
Gross amount payable upon return of collateral for securities loaned	$4,591,378

Net amounts due to counterparty	$234,832

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

164

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (12.1%)
2,270	Advance Auto Parts, Inc.	$366,900
11,920	Amazon.com, Inc.[a]	8,530,190
2,180	AutoNation, Inc.[a]	102,416
930	AutoZone, Inc.[a]	738,271
4,750	Bed Bath & Beyond, Inc.	205,295
8,635	Best Buy Company, Inc.	264,231
6,580	BorgWarner, Inc.	194,242
5,950	CarMax, Inc.[a,b]	291,729
13,260	Carnival Corporation	586,092
12,772	CBS Corporation	695,308
900	Chipotle Mexican Grill, Inc.[a]	362,484
8,550	Coach, Inc.	348,327
74,275	Comcast Corporation	4,841,987
10,140	D.R. Horton, Inc.	319,207
3,550	Darden Restaurants, Inc.	224,857
8,240	Delphi Automotive plc	515,824
4,600	Discovery Communications, Inc., Class Aa	116,058
7,290	Discovery Communications, Inc., Class Ca	173,867
8,780	Dollar General Corporation	825,320
7,258	Dollar Tree, Inc.[a]	683,994
3,550	Expedia, Inc.	377,365
4,170	Foot Locker, Inc.	228,766
119,931	Ford Motor Company	1,507,533
6,892	Gap, Inc.	146,248
3,600	Garmin, Ltd.	152,712
42,948	General Motors Company	1,215,428
4,620	Genuine Parts Company	467,775
8,120	Goodyear Tire & Rubber Company	208,359
6,920	H&R Block, Inc.	159,160
11,600	Hanesbrands, Inc.	291,508
5,640	Harley-Davidson, Inc.[b]	255,492
2,200	Harman International Industries, Inc.	158,004
3,450	Hasbro, Inc.	289,765
38,550	Home Depot, Inc.	4,922,449
12,407	Interpublic Group of Companies, Inc.	286,602
19,920	Johnson Controls, Inc.	881,659
5,630	Kohl’s Corporation	213,490
7,834	L Brands, Inc.	525,896
4,130	Leggett & Platt, Inc.	211,084
5,620	Lennar Corporation	259,082
9,470	LKQ Corporation[a]	300,199
27,410	Lowe’s Companies, Inc.	2,170,050
9,478	Macy’s, Inc.	318,556
5,856	Marriott International, Inc.	389,190
10,460	Mattel, Inc.	327,293
27,090	McDonald’s Corporation	3,260,011
5,410	Michael Kors Holdings, Ltd.[a]	267,687
1,980	Mohawk Industries, Inc.[a]	375,725
13,320	Netflix, Inc.[a]	1,218,514
14,073	Newell Brands, Inc.	683,526
11,685	News Corporation	132,625
3,310	News Corporation, Class B	38,628
40,950	NIKE, Inc.	2,260,440
3,930	Nordstrom, Inc.[b]	149,536
7,310	Omnicom Group, Inc.	595,692
2,980	O’Reilly Automotive, Inc.[a]	807,878
1,510	Priceline Group, Inc.[a]	1,885,099
9,672	PulteGroup, Inc.	188,507
2,490	PVH Corporation	234,633
1,750	Ralph Lauren Corporation	156,835
12,350	Ross Stores, Inc.	700,121
5,110	Royal Caribbean Cruises, Ltd.	343,137
2,920	Scripps Networks Interactive, Inc.	181,828
2,420	Sherwin-Williams Company	710,681
2,390	Signet Jewelers, Ltd.	196,960
1,810	Snap-On, Inc.	285,654
19,785	Staples, Inc.	170,547
45,130	Starbucks Corporation	2,577,826
5,200	Starwood Hotels & Resorts Worldwide, Inc.	384,540
18,160	Target Corporation	1,267,931
6,690	Tegna, Inc.	155,007
3,360	Tiffany & Company	203,750
24,360	Time Warner, Inc.	1,791,434
20,350	TJX Companies, Inc.	1,571,631
4,100	Tractor Supply Company	373,838
3,500	TripAdvisor, Inc.[a]	225,050
13,230	Twenty-First Century Fox, Inc., Class B	360,518
33,600	Twenty-First Century Fox, Inc., Class A	908,880
1,920	Ulta Salon Cosmetics & Fragrance, Inc.[a]	467,789
5,580	Under Armour, Inc., Class Aa,b	223,925
5,628	Under Armour, Inc., Class Ca	204,859
2,670	Urban Outfitters, Inc.[a]	73,425
10,240	VF Corporation	629,658
10,662	Viacom, Inc.	442,153
45,927	Walt Disney Company	4,492,579
2,347	Whirlpool Corporation	391,104
3,452	Wyndham Worldwide Corporation	245,886
2,500	Wynn Resorts, Ltd.[b]	226,600
12,530	Yum! Brands, Inc.	1,038,988

	Total	69,751,899

Consumer Staples (10.3%)
60,710	Altria Group, Inc.	4,186,562
18,078	Archer-Daniels-Midland Company	775,365
3,137	Brown-Forman Corporation	312,947
5,560	Campbell Soup Company	369,907
3,960	Church & Dwight Company, Inc.	407,444
4,020	Clorox Company	556,328
120,300	Coca-Cola Company	5,453,199
27,620	Colgate-Palmolive Company	2,021,784
13,470	ConAgra Foods, Inc.	644,001
5,440	Constellation Brands, Inc.	899,776
13,500	Costco Wholesale Corporation	2,120,040
33,554	CVS Health Corporation	3,212,460
5,750	Dr. Pepper Snapple Group, Inc.	555,622
6,860	Estee Lauder Companies, Inc.	624,397
18,410	General Mills, Inc.	1,313,001
4,360	Hershey Company	494,816
8,360	Hormel Foods Corporation	305,976
3,701	J.M. Smucker Company	564,069
7,800	Kellogg Company	636,870
11,162	Kimberly-Clark Corporation	1,534,552
18,417	Kraft Heinz Company	1,629,536
29,530	Kroger Company	1,086,409
3,560	McCormick & Company, Inc.	379,745
5,778	Mead Johnson Nutrition Company	524,354
5,670	Molson Coors Brewing Company	573,407
47,712	Mondelez International, Inc.	2,171,373
4,370	Monster Beverage Corporation[a]	702,303
44,640	PepsiCo, Inc.	4,729,162
47,990	Philip Morris International, Inc.	4,881,543
82,628	Procter & Gamble Company	6,996,113
25,688	Reynolds American, Inc.	1,385,354
5,450	Safeway, Inc. (Casa Ley SA de CV) Contingent Value Rights[a,c]	5,531

The accompanying Notes to Financial Statements are an integral part of this schedule.

165

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Staples (10.3%) - continued
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	$266
16,140	Sysco Corporation	818,944
9,310	Tyson Foods, Inc.	621,815
26,650	Walgreens Boots Alliance, Inc.	2,219,145
47,200	Wal-Mart Stores, Inc.	3,446,544
9,870	Whole Foods Market, Inc.	316,037

	Total	59,476,697

Energy (7.2%)
15,572	Anadarko Petroleum Corporation	829,209
11,530	Apache Corporation	641,875
13,393	Baker Hughes, Inc.	604,426
14,310	Cabot Oil & Gas Corporation	368,339
17,270	Chesapeake Energy Corporation[a,b]	73,916
57,956	Chevron Corporation	6,075,527
2,910	Cimarex Energy Company	347,221
12,449	Columbia Pipeline Group, Inc.	317,325
4,000	Concho Resources, Inc.[a]	477,080
37,579	ConocoPhillips	1,638,444
15,750	Devon Energy Corporation	570,937
1,950	Diamond Offshore Drilling, Inc.	47,444
16,900	EOG Resources, Inc.	1,409,798
5,320	EQT Corporation	411,928
128,200	Exxon Mobil Corporation	12,017,468
6,910	FMC Technologies, Inc.[a]	184,290
26,330	Halliburton Company	1,192,486
3,300	Helmerich & Payne, Inc.[b]	221,529
8,020	Hess Corporation	482,002
56,160	Kinder Morgan, Inc.	1,051,315
24,848	Marathon Oil Corporation	372,968
16,198	Marathon Petroleum Corporation	614,876
4,820	Murphy Oil Corporation	153,035
11,510	National Oilwell Varco, Inc.	387,311
6,020	Newfield Exploration Company[a]	265,964
13,090	Noble Energy, Inc.	469,538
23,490	Occidental Petroleum Corporation	1,774,904
6,430	ONEOK, Inc.	305,103
14,384	Phillips 66	1,141,227
5,020	Pioneer Natural Resources Company	759,074
5,170	Range Resources Corporation	223,034
42,459	Schlumberger, Ltd.	3,357,658
14,610	Southwestern Energy Company[a]	183,794
21,074	Spectra Energy Corporation	771,941
3,680	Tesoro Corporation	275,706
10,340	Transocean, Ltd.[b]	122,943
14,480	Valero Energy Corporation	738,480
21,040	Williams Companies, Inc.	455,095

	Total	41,335,210

Financials (15.2%)
1,650	Affiliated Managers Group, Inc.[a]	232,270
12,680	Aflac, Inc.	914,989
11,542	Allstate Corporation	807,363
24,730	American Express Company	1,502,595
34,297	American International Group, Inc.	1,813,968
13,100	American Tower Corporation	1,488,291
5,060	Ameriprise Financial, Inc.	454,641
8,255	Aon plc	901,694
4,836	Apartment Investment & Management Company	213,558
5,460	Arthur J. Gallagher & Company	259,896
1,910	Assurant, Inc.	164,852
4,231	AvalonBay Communities, Inc.	763,230
309,730	Bank of America Corporation	4,110,117
32,872	Bank of New York Mellon Corporation	1,277,077
24,970	BB&T Corporation	889,182
57,809	Berkshire Hathaway, Inc.[a]	8,370,165
3,840	BlackRock, Inc.	1,315,315
4,740	Boston Properties, Inc.	625,206
15,563	Capital One Financial Corporation	988,406
8,900	CBRE Group, Inc.[a]	235,672
36,385	Charles Schwab Corporation	920,904
14,318	Chubb, Ltd.	1,871,506
4,568	Cincinnati Financial Corporation	342,098
88,793	Citigroup, Inc.	3,763,935
16,040	Citizens Financial Group, Inc.	320,479
10,460	CME Group, Inc.	1,018,804
5,460	Comerica, Inc.	224,570
10,400	Crown Castle International Corporation	1,054,872
4,540	Digital Realty Trust, Inc.	494,815
12,585	Discover Financial Services	674,430
8,430	E*TRADE Financial Corporation[a]	198,021
2,146	Equinix, Inc.	832,069
11,250	Equity Residential	774,900
2,040	Essex Property Trust, Inc.	465,304
3,890	Extra Space Storage, Inc.	359,981
2,210	Federal Realty Investment Trust	365,865
23,284	Fifth Third Bancorp	409,566
11,150	Franklin Resources, Inc.	372,075
18,010	General Growth Properties, Inc.	537,058
11,750	Goldman Sachs Group, Inc.	1,745,815
12,050	Hartford Financial Services Group, Inc.	534,779
14,510	HCP, Inc.	513,364
22,831	Host Hotels & Resorts, Inc.	370,091
24,271	Huntington Bancshares, Inc.	216,983
3,680	International Exchange, Inc.	941,933
12,650	Invesco, Ltd.	323,081
7,422	Iron Mountain, Inc.	295,618
111,438	J.P. Morgan Chase & Company	6,924,757
25,660	KeyCorp	283,543
12,980	Kimco Realty Corporation	407,312
3,180	Legg Mason, Inc.	93,778
10,281	Leucadia National Corporation	178,170
7,234	Lincoln National Corporation	280,462
8,210	Loews Corporation	337,349
4,876	M&T Bank Corporation	576,489
3,900	Macerich Company	333,021
16,240	Marsh & McLennan Companies, Inc.	1,111,790
33,312	MetLife, Inc.	1,326,817
5,270	Moody’s Corporation	493,852
45,780	Morgan Stanley	1,189,364
3,550	Nasdaq, Inc.	229,578
10,160	Navient Corporation	121,412
6,530	Northern Trust Corporation	432,678
9,510	People’s United Financial, Inc.	139,417
15,254	PNC Financial Services Group, Inc.	1,241,523
8,200	Principal Financial Group, Inc.	337,102
18,020	Progressive Corporation	603,670
16,186	Prologis, Inc.	793,761
13,400	Prudential Financial, Inc.	955,956
4,540	Public Storage, Inc.	1,160,379
8,020	Realty Income Corporation	556,267
38,507	Regions Financial Corporation	327,695
8,130	S&P Global, Inc.	872,024
9,564	Simon Property Group, Inc.	2,074,432
3,090	SL Green Realty Corporation	328,992
12,120	State Street Corporation	653,510

The accompanying Notes to Financial Statements are an integral part of this schedule.

166

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Financials (15.2%) - continued
15,220	SunTrust Banks, Inc.	$625,238
26,010	Synchrony Financial[a]	657,533
7,588	T. Rowe Price Group, Inc.	553,696
3,440	Torchmark Corporation	212,661
9,021	Travelers Companies, Inc.	1,073,860
49,645	U.S. Bancorp	2,002,183
8,220	UDR, Inc.	303,482
7,234	Unum Group	229,969
10,530	Ventas, Inc.	766,795
5,487	Vornado Realty Trust	549,358
140,870	Wells Fargo & Company	6,667,377
11,090	Welltower, Inc.	844,725
22,920	Weyerhaeuser Company	682,328
4,267	Willis Towers Watson plc	530,431
8,730	XL Group plc	290,796
6,230	Zions Bancorporation	156,560

	Total	87,783,495

Health Care (14.2%)
45,190	Abbott Laboratories	1,776,419
49,840	AbbVie, Inc.	3,085,594
10,809	Aetna, Inc.	1,320,103
6,820	Alexion Pharmaceuticals, Inc.[a]	796,303
12,092	Allergan plc[a]	2,794,340
5,660	AmerisourceBergen Corporation	448,951
23,040	Amgen, Inc.	3,505,536
8,070	Anthem, Inc.	1,059,914
17,020	Baxter International, Inc.	769,644
6,525	Becton, Dickinson and Company	1,106,575
6,720	Biogen, Inc.[a]	1,625,030
41,550	Boston Scientific Corporation[a]	971,024
51,348	Bristol-Myers Squibb Company	3,776,645
2,280	C.R. Bard, Inc.	536,165
10,025	Cardinal Health, Inc.	782,050
23,770	Celgene Corporation[a]	2,344,435
5,160	Centene Corporation[a]	368,269
9,290	Cerner Corporation[a]	544,394
8,030	CIGNA Corporation	1,027,760
5,060	DaVita HealthCare Partners, Inc.[a]	391,239
7,160	Dentsply Sirona, Inc.	444,206
6,490	Edwards Lifesciences Corporation[a]	647,248
30,010	Eli Lilly and Company	2,363,288
6,240	Endo International plc[a]	97,282
19,635	Express Scripts Holding Company[a]	1,488,333
40,930	Gilead Sciences, Inc.	3,414,381
9,260	HCA Holdings, Inc.[a]	713,113
2,530	Henry Schein, Inc.[a]	447,304
7,420	Hologic, Inc.[a]	256,732
4,600	Humana, Inc.	827,448
4,510	Illumina, Inc.[a]	633,114
1,170	Intuitive Surgical, Inc.[a]	773,850
84,910	Johnson & Johnson	10,299,583
3,130	Laboratory Corporation of America Holdings[a]	407,745
3,310	Mallinckrodt, LLC[a]	201,182
7,012	McKesson Corporation	1,308,790
43,369	Medtronic plc	3,763,128
85,423	Merck & Company, Inc.	4,921,219
13,020	Mylan NVa	562,985
2,570	Patterson Companies, Inc.	123,077
3,400	PerkinElmer, Inc.	178,228
4,410	Perrigo Company plc	399,855
187,100	Pfizer, Inc.	6,587,791
4,320	Quest Diagnostics, Inc.	351,691
2,380	Regeneron Pharmaceuticals, Inc.[a]	831,167
8,774	St. Jude Medical, Inc.	684,372
9,660	Stryker Corporation	1,157,558
12,130	Thermo Fisher Scientific, Inc.	1,792,329
29,290	UnitedHealth Group, Inc.	4,135,748
2,770	Universal Health Services, Inc.	371,457
2,930	Varian Medical Systems, Inc.[a]	240,934
7,540	Vertex Pharmaceuticals, Inc.[a]	648,591
2,520	Waters Corporation[a]	354,438
6,040	Zimmer Biomet Holdings, Inc.	727,095
14,070	Zoetis, Inc.	667,762

	Total	81,853,414

Industrials (9.8%)
18,630	3M Company	3,262,486
1,370	Acuity Brands, Inc.	339,705
3,800	Alaska Air Group, Inc.	221,502
2,941	Allegion plc	204,194
17,650	American Airlines Group, Inc.	499,672
7,160	AMETEK, Inc.	331,007
18,290	Boeing Company	2,375,322
4,390	C.H. Robinson Worldwide, Inc.	325,957
17,930	Caterpillar, Inc.	1,359,273
2,680	Cintas Corporation	262,988
29,210	CSX Corporation	761,797
4,840	Cummins, Inc.	544,210
18,670	Danaher Corporation	1,885,670
9,210	Deere & Company[b]	746,378
23,710	Delta Air Lines, Inc.	863,755
4,770	Dover Corporation	330,656
1,110	Dun & Bradstreet Corporation	135,242
14,014	Eaton Corporation plc	837,056
19,710	Emerson Electric Company	1,028,074
3,640	Equifax, Inc.	467,376
5,600	Expeditors International of Washington, Inc.	274,624
8,870	Fastenal Company[b]	393,739
7,700	FedEx Corporation	1,168,706
2,320	First Solar, Inc.[a]	112,474
4,000	Flowserve Corporation	180,680
4,340	Fluor Corporation	213,875
4,780	Fortune Brands Home and Security, Inc.	277,097
8,870	General Dynamics Corporation	1,235,059
282,977	General Electric Company	8,908,116
23,375	Honeywell International, Inc.	2,718,980
9,960	Illinois Tool Works, Inc.	1,037,434
7,900	Ingersoll-Rand plc	503,072
3,800	Jacobs Engineering Group, Inc.[a]	189,278
2,750	JB Hunt Transport Services, Inc.	222,558
3,300	Kansas City Southern	297,297
2,370	L-3 Communications Holdings, Inc.	347,655
8,090	Lockheed Martin Corporation	2,007,695
10,190	Masco Corporation	315,279
11,130	Nielsen Holdings plc	578,426
9,080	Norfolk Southern Corporation	772,980
5,568	Northrop Grumman Corporation	1,237,655
10,707	PACCAR, Inc.	555,372
4,135	Parker Hannifin Corporation	446,787
5,629	Pentair, Ltd.	328,114
5,810	Pitney Bowes, Inc.	103,418
4,620	Quanta Services, Inc.[a]	106,814
9,200	Raytheon Company	1,250,740
7,370	Republic Services, Inc.	378,155
4,020	Robert Half International, Inc.	153,403
4,000	Rockwell Automation, Inc.	459,280
4,040	Rockwell Collins, Inc.	343,966
3,150	Roper Industries, Inc.	537,264

The accompanying Notes to Financial Statements are an integral part of this schedule.

167

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (9.8%) - continued
1,640	Ryder System, Inc.	$100,270
19,600	Southwest Airlines Company	768,516
4,620	Stanley Black & Decker, Inc.	513,836
2,630	Stericycle, Inc.[a]	273,836
8,240	Textron, Inc.	301,254
1,650	TransDigm Group, Inc.[a]	435,089
13,060	Tyco International plc	556,356
25,910	Union Pacific Corporation	2,260,647
10,280	United Continental Holdings, Inc.[a]	421,891
21,330	United Parcel Service, Inc.	2,297,668
2,670	United Rentals, Inc.[a]	179,157
23,960	United Technologies Corporation	2,457,098
4,760	Verisk Analytics, Inc.[a]	385,941
1,730	W.W. Grainger, Inc.[b]	393,142
12,829	Waste Management, Inc.	850,178
5,500	Xylem, Inc.	245,575

	Total	56,878,766

Information Technology (19.2%)
19,130	Accenture plc	2,167,238
15,680	Activision Blizzard, Inc.	621,398
15,380	Adobe Systems, Inc.[a]	1,473,250
10,115	Agilent Technologies, Inc.	448,701
5,370	Akamai Technologies, Inc.[a]	300,344
1,840	Alliance Data Systems Corporation[a]	360,493
9,110	Alphabet, Inc., Class Aa	6,409,158
9,159	Alphabet, Inc., Class Ca	6,338,944
9,500	Amphenol Corporation	544,635
9,400	Analog Devices, Inc.	532,416
168,580	Apple, Inc.	16,116,248
33,310	Applied Materials, Inc.	798,441
6,900	Autodesk, Inc.[a]	373,566
14,010	Automatic Data Processing, Inc.	1,287,099
11,373	Broadcom, Ltd.	1,767,364
9,122	CA, Inc.	299,475
155,520	Cisco Systems, Inc.	4,461,869
4,770	Citrix Systems, Inc.[a]	382,029
18,530	Cognizant Technology Solutions Corporation[a]	1,060,657
4,230	Computer Sciences Government Services, Inc.	99,109
32,960	Corning, Inc.	675,021
31,990	eBay, Inc.[a]	748,886
9,420	Electronic Arts, Inc.[a]	713,659
60,166	EMC Corporation	1,634,710
2,070	F5 Networks, Inc.[a]	235,649
71,840	Facebook, Inc.[a]	8,209,875
8,550	Fidelity National Information Services, Inc.	629,964
6,840	Fiserv, Inc.[a]	743,713
4,250	FLIR Systems, Inc.	131,537
4,730	Global Payments, Inc.	337,627
3,830	Harris Corporation	319,575
50,846	Hewlett Packard Enterprise Company	928,956
52,316	HP, Inc.	656,566
145,200	Intel Corporation	4,762,560
27,190	International Business Machines Corporation	4,126,898
7,900	Intuit, Inc.	881,719
10,840	Juniper Networks, Inc.	243,792
4,820	KLA-Tencor Corporation	353,065
4,900	Lam Research Corporation	411,894
7,340	Linear Technology Corporation	341,530
29,840	MasterCard, Inc.	2,627,710
6,610	Microchip Technology, Inc.	335,524
31,240	Micron Technology, Inc.[a]	429,862
241,840	Microsoft Corporation	12,374,953
4,905	Motorola Solutions, Inc.	323,583
8,840	NetApp, Inc.	217,376
15,370	NVIDIA Corporation	722,544
95,907	Oracle Corporation	3,925,474
9,880	Paychex, Inc.	587,860
34,090	PayPal Holdings, Inc.[a]	1,244,626
3,910	Qorvo, Inc.[a]	216,067
44,990	QUALCOMM, Inc.	2,410,114
5,600	Red Hat, Inc.[a]	406,560
19,590	Salesforce.com, Inc.[a]	1,555,642
9,030	Seagate Technology plc	219,971
5,820	Skyworks Solutions, Inc.	368,290
18,224	Symantec Corporation	374,321
10,990	TE Connectivity, Ltd.	627,639
3,950	Teradata Corporation[a]	99,026
30,900	Texas Instruments, Inc.	1,935,885
5,200	Total System Services, Inc.	276,172
2,960	VeriSign, Inc.[a,b]	255,922
58,550	Visa, Inc.	4,342,654
8,403	Western Digital Corporation	397,126
15,080	Western Union Company[b]	289,234
29,085	Xerox Corporation	276,017
7,770	Xilinx, Inc.	358,430
26,890	Yahoo!, Inc.[a]	1,009,988

	Total	111,138,200

Materials (2.7%)
6,020	Air Products and Chemicals, Inc.	855,081
3,450	Albemarle Corporation	273,620
39,884	Alcoa, Inc.	369,725
2,750	Avery Dennison Corporation	205,562
5,370	Ball Corporation	388,197
7,060	CF Industries Holdings, Inc.	170,146
34,663	Dow Chemical Company	1,723,098
26,981	E.I. du Pont de Nemours and Company	1,748,369
4,570	Eastman Chemical Company	310,303
8,230	Ecolab, Inc.	976,078
4,090	FMC Corporation	189,408
37,362	Freeport-McMoRan, Inc.	416,213
2,470	International Flavors & Fragrances, Inc.	311,393
12,611	International Paper Company	534,454
10,510	LyondellBasell Industries NV	782,154
1,960	Martin Marietta Materials, Inc.	376,320
13,618	Monsanto Company	1,408,237
10,550	Mosaic Company	276,199
16,938	Newmont Mining Corporation	662,615
9,700	Nucor Corporation	479,277
4,950	Owens-Illinois, Inc.[a]	89,150
8,290	PPG Industries, Inc.	863,404
8,790	Praxair, Inc.	987,908
6,052	Sealed Air Corporation	278,210
4,090	Vulcan Materials Company	492,272
7,789	Westrock Company	302,758

	Total	15,470,151

Telecommunications Services (2.8%)
190,476	AT&T, Inc.	8,230,468
16,865	CenturyLink, Inc.	489,254
36,208	Frontier Communications Corporation	178,867
8,921	Level 3 Communications, Inc.[a]	459,342

The accompanying Notes to Financial Statements are an integral part of this schedule.

168

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Telecommunications Services (2.8%) - continued
126,346	Verizon Communications, Inc.	$7,055,161

	Total	16,413,092

Utilities (3.6%)
20,280	AES Corporation	253,094
3,765	AGL Resources, Inc.	248,377
7,000	Alliant Energy Corporation	277,900
7,550	Ameren Corporation	404,529
15,330	American Electric Power Company, Inc.	1,074,480
5,550	American Water Works Company, Inc.	469,031
13,343	CenterPoint Energy, Inc.	320,232
8,700	CMS Energy Corporation	398,982
9,510	Consolidated Edison, Inc.	764,984
19,164	Dominion Resources, Inc.	1,493,451
5,600	DTE Energy Company	555,072
21,512	Duke Energy Corporation	1,845,514
10,170	Edison International, Inc.	789,904
5,550	Entergy Corporation	451,492
9,890	Eversource Energy	592,411
28,644	Exelon Corporation	1,041,496
13,224	FirstEnergy Corporation	461,650
14,380	NextEra Energy, Inc.	1,875,152
10,029	NiSource, Inc.	265,969
9,700	NRG Energy, Inc.	145,403
15,520	PG&E Corporation	992,038
3,460	Pinnacle West Capital Corporation	280,468
21,020	PPL Corporation	793,505
15,760	Public Service Enterprise Group, Inc.	734,574
4,430	SCANA Corporation	335,174
7,365	Sempra Energy	839,757
29,340	Southern Company	1,573,504
7,340	TECO Energy, Inc.	202,878
9,856	WEC Energy Group, Inc.	643,597
15,845	Xcel Energy, Inc.	709,539

	Total	20,834,157

	Total Common Stock (cost $362,970,005)	560,935,081

	Collateral Held for Securities Loaned (0.6%)
3,532,407	Thrivent Cash Management Trust	3,532,407

	Total Collateral Held for Securities Loaned (cost $3,532,407)	3,532,407

Shares or Principal Amount	Short-Term Investments (2.8%)[d]
	Federal Home Loan Bank Discount Notes
600,000	0.390%, 9/7/2016[e]	599,683
100,000	0.380%, 9/21/2016[e]	99,936
	Thrivent Core Short-Term Reserve Fund
1,573,130	0.580%	15,731,305

	Total Short-Term Investments (cost $16,430,777)	16,430,924

	Total Investments (cost $382,933,189) 100.5%	$580,898,412

	Other Assets and Liabilities, Net (0.5%)	(3,102,693)

	Total Net Assets 100.0%	$577,795,719

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 30, 2016:

Securities Lending Transactions

Common Stock	$3,499,461

Total lending	$3,499,461
Gross amount payable upon return of collateral for securities loaned	$3,532,407

Net amounts due to counterparty	$32,946

The accompanying Notes to Financial Statements are an integral part of this schedule.

169

High Yield Portfolio

Schedule of Investments as of June 30, 2016

Principal Amount	Bank Loans (2.4%)[a]	Value
Basic Materials (0.6%)
	Fortescue Metals Group, Ltd., Term Loan
$4,372,736	4.250%, 6/30/2019	$4,175,964

	Total	4,175,964

Communications Services (0.4%)
	Birch Communication Inc., Term Loan
4,042,376	7.750%, 7/17/2020	3,314,748

	Total	3,314,748

Consumer Cyclical (1.4%)
	IMG Worldwide, Inc., Term Loan
3,250,000	8.250%, 5/6/2022	3,152,500
	Mohegan Tribal Gaming Authority, Term Loan
2,567,481	5.500%, 6/15/2018	2,546,299
	Scientific Games International, Inc., Term Loan
4,974,250	6.000%, 10/1/2021	4,899,636

	Total	10,598,435

	Total Bank Loans (cost $18,612,268)	18,089,147

	Long-Term Fixed Income (91.4%)
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,756,003	5.746%, 5/25/2036[b]	1,129,725
1,761,469	6.011%, 5/25/2036[b]	1,178,463

	Total	2,308,188

Basic Materials (4.2%)
	ArcelorMittal SA
2,065,000	6.500%, 3/1/2021[c]	2,121,787
	Bluescope Steel Finance, Ltd.
2,620,000	6.500%, 5/15/2021[d]	2,712,748
	First Quantum Minerals, Ltd.
2,205,000	6.750%, 2/15/2020[d]	1,841,175
2,140,000	7.000%, 2/15/2021[d]	1,720,025
	GCP Applied Technologies, Inc.
1,440,000	9.500%, 2/1/2023[d]	1,609,200
	Graphic Packaging International, Inc.
790,000	4.750%, 4/15/2021	826,040
530,000	4.875%, 11/15/2022	551,200
	HudBay Minerals, Inc.
3,070,000	9.500%, 10/1/2020	2,594,150
	INEOS Group Holdings SA
2,795,000	6.125%, 8/15/2018[d]	2,821,203
	Midwest Vanadium, Pty. Ltd.
3,430,000	11.500%, 2/15/2018*,e	274,400
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,117,875
	PQ Corporation
1,050,000	6.750%, 11/15/2022[d]	1,094,625
	Resolute Forest Products, Inc.
3,815,000	5.875%, 5/15/2023	3,004,313
	Signode Industrial Group Lux SA
1,080,000	6.375%, 5/1/2022[d]	1,032,750
	Teck Resources, Ltd.
1,570,000	8.000%, 6/1/2021[d]	1,617,100
1,050,000	8.500%, 6/1/2024[d]	1,089,375
	Tembec Industries, Inc.
2,660,000	9.000%, 12/15/2019[c,d]	2,061,500

	Total	31,089,466

Capital Goods (9.2%)
	Abengoa Finance SAU
3,250,000	7.750%, 2/1/2020*,f	138,125
	Abengoa Greenfield SA
3,460,000	6.500%, 10/1/2019*,f	138,400
	AECOM
2,660,000	5.750%, 10/15/2022	2,713,200
1,065,000	5.875%, 10/15/2024	1,091,625
	Aircastle, Ltd.
3,200,000	5.000%, 4/1/2023	3,251,840
	Anixter, Inc.
3,455,000	5.125%, 10/1/2021	3,506,825
	Ardagh Packaging Finance plc
2,620,000	7.250%, 5/15/2024[d]	2,674,038
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023[c]	6,370,000
	Bombardier, Inc.
4,195,000	7.500%, 3/15/2025[d]	3,628,675
	Building Materials Corporation of America
3,990,000	6.000%, 10/15/2025[d]	4,169,550
	Cemex Finance, LLC
2,245,000	9.375%, 10/12/2022[d]	2,469,500
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[d]	2,605,625
	CNH Capital, LLC
1,680,000	3.625%, 4/15/2018	1,680,000
	CNH Industrial Capital, LLC
1,850,000	4.375%, 11/6/2020[c]	1,868,500
	Huntington Ingalls Industries, Inc.
925,000	5.000%, 12/15/2021[d]	967,781
2,650,000	5.000%, 11/15/2025[d]	2,802,375
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[d]	2,719,200
	Nortek, Inc.
3,640,000	8.500%, 4/15/2021	3,776,500
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[c,d]	3,224,789
	Reynolds Group Issuer, Inc.
350,000	5.750%, 10/15/2020	361,375
2,630,000	8.250%, 2/15/2021	2,751,296
	Safeway Group Holding, LLC
3,175,000	7.000%, 5/15/2018[d]	3,167,063
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,064,287
	U.S. Concrete, Inc.
2,880,000	6.375%, 6/1/2024[d]	2,880,000
	United Rentals North America, Inc.
1,625,000	6.125%, 6/15/2023[c]	1,692,031
1,660,000	5.500%, 7/15/2025	1,635,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

170

High Yield Portfolio

Schedule of Investments as of June 30, 2016

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Capital Goods (9.2%) - continued
$2,620,000	5.875%, 9/15/2026	$2,600,350

	Total	68,948,050

Communications Services (18.2%)
	Activision Blizzard, Inc.
3,190,000	6.125%, 9/15/2023[d]	3,469,125
	Altice Financing SA
1,080,000	6.500%, 1/15/2022[d]	1,090,800
790,000	6.625%, 2/15/2023[d]	775,677
3,145,000	7.500%, 5/15/2026[d]	3,082,100
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[d]	1,120,219
540,000	8.125%, 1/15/2024[c,d]	522,450
	Altice US Finance I Corporation
2,900,000	5.500%, 5/15/2026[d]	2,900,000
	AMC Networks, Inc.
3,800,000	4.750%, 12/15/2022	3,771,500
3,100,000	5.000%, 4/1/2024	3,068,613
	CCO Holdings, LLC
2,165,000	5.250%, 3/15/2021	2,246,187
2,165,000	5.250%, 9/30/2022	2,221,831
5,500,000	5.875%, 4/1/2024[d]	5,706,250
	CCOH Safari, LLC
2,500,000	5.750%, 2/15/2026[d]	2,575,000
	CenturyLink, Inc.
3,935,000	7.500%, 4/1/2024[c]	3,969,431
	Clear Channel Worldwide Holdings, Inc.
3,195,000	6.500%, 11/15/2022	3,195,000
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[d]	5,343,360
	Digicel, Ltd.
1,680,000	7.000%, 2/15/2020*	1,554,000
3,220,000	6.000%, 4/15/2021*	2,760,184
	DISH DBS Corporation
3,665,000	7.750%, 7/1/2026[d]	3,774,950
	Frontier Communications Corporation
2,263,000	10.500%, 9/15/2022	2,394,537
3,140,000	11.000%, 9/15/2025	3,249,900
	Gray Television, Inc.
2,710,000	7.500%, 10/1/2020[c]	2,825,175
2,250,000	5.875%, 7/15/2026[c,d]	2,255,625
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,030,000
	Level 3 Financing, Inc.
1,620,000	6.125%, 1/15/2021	1,688,024
2,620,000	5.250%, 3/15/2026[d]	2,567,600
	McGraw-Hill Global Education Holdings, LLC
3,145,000	7.875%, 5/15/2024[c,d]	3,255,075
	MDC Partners, Inc.
2,100,000	6.500%, 5/1/2024[d]	2,084,250
	Neptune Finco Corporation
5,630,000	10.875%, 10/15/2025[d]	6,435,766
	Numericable-SFR SA
3,590,000	6.000%, 5/15/2022[d]	3,491,275
2,710,000	6.250%, 5/15/2024[d]	2,591,437
2,620,000	7.375%, 5/1/2026[d]	2,590,525
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[d]	1,601,400
	Sprint Communications, Inc.
10,325,000	9.000%, 11/15/2018[d]	10,996,125
2,870,000	7.000%, 3/1/2020[c,d]	3,004,861
	Sprint Corporation
7,215,000	7.625%, 2/15/2025	5,708,869
	T-Mobile USA, Inc.
3,790,000	6.542%, 4/28/2020	3,908,437
3,450,000	6.000%, 4/15/2024	3,570,750
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[d]	5,125,500
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[d]	2,862,215
1,410,000	5.125%, 2/15/2025[d]	1,394,138
	UPCB Finance V, Ltd.
1,440,000	7.250%, 11/15/2021[d]	1,501,200
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[d]	1,131,975
1,050,000	5.500%, 8/15/2026[d]	1,021,125
	Zayo Group, LLC
1,310,000	6.375%, 5/15/2025	1,336,200
	Ziggo Bond Finance BV
1,320,000	5.875%, 1/15/2025[d]	1,273,800

	Total	136,042,461

Consumer Cyclical (12.4%)
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[d]	2,623,425
2,110,000	6.125%, 7/1/2022[d]	1,993,950
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,692,695
	Churchill Downs, Inc.
3,536,000	5.375%, 12/15/2021	3,611,140
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,430,250
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,141,650
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[c,d]	3,821,969
	Family Tree Escrow, LLC
1,590,000	5.250%, 3/1/2020[d]	1,637,700
2,120,000	5.750%, 3/1/2023[d]	2,252,500
	Goodyear Tire & Rubber Company
3,150,000	5.000%, 5/31/2026	3,209,063
	Hanesbrands, Inc.
1,950,000	4.875%, 5/15/2026[d]	1,957,020
	Jaguar Land Rover Automotive plc
1,050,000	5.625%, 2/1/2023[d]	1,090,687
	KB Home
1,070,000	7.250%, 6/15/2018	1,144,900
2,000,000	8.000%, 3/15/2020	2,140,000
1,580,000	7.500%, 9/15/2022[c]	1,627,400
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,766,250
1,860,000	5.625%, 2/15/2022	2,001,360
	Lennar Corporation
1,060,000	4.500%, 11/15/2019	1,104,149
3,190,000	4.750%, 5/30/2025	3,094,300
	Live Nation Entertainment, Inc.
2,518,000	5.375%, 6/15/2022[d]	2,587,245

The accompanying Notes to Financial Statements are an integral part of this schedule.

171

High Yield Portfolio

Schedule of Investments as of June 30, 2016

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Consumer Cyclical (12.4%) - continued
	LKQ Corporation
$4,005,000	4.750%, 5/15/2023	$3,934,912
	Masonite International Corporation
2,065,000	5.625%, 3/15/2023[d]	2,142,438
	New Cotai, LLC
4,208,387	10.625%, 5/1/2019*	2,598,679
	PulteGroup, Inc.
2,095,000	5.500%, 3/1/2026	2,147,375
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	805,800
960,000	5.000%, 4/15/2023	952,800
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021	3,331,162
3,160,000	6.125%, 4/1/2023[d]	3,373,300
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021[c]	1,303,050
	Seminole Indian Tribe of Florida
3,280,000	7.804%, 10/1/2020*	3,230,800
	Studio City Finance, Ltd.
2,665,000	8.500%, 12/1/2020[c,d]	2,691,650
	Summit Materials, LLC
2,650,000	6.125%, 7/15/2023[d]	2,611,893
	Toll Brothers Finance Corporation
2,660,000	4.875%, 11/15/2025	2,633,400
	Tunica-Biloxi Gaming Authority
4,570,000	9.000%, 11/15/2015*,e	1,599,500
	West Corporation
2,560,000	5.375%, 7/15/2022[d]	2,380,800
	WMG Acquisition Corporation
2,625,000	6.750%, 4/15/2022[d]	2,644,688
	Yum! Brands, Inc.
2,090,000	5.250%, 6/1/2026[d]	2,142,250
	ZF North America Capital, Inc.
2,125,000	4.500%, 4/29/2022[d]	2,154,219
2,125,000	4.750%, 4/29/2025[d]	2,152,880

	Total	92,759,249

Consumer Non-Cyclical (11.8%)
	Albertsons Companies, LLC
2,620,000	6.625%, 6/15/2024[d]	2,705,150
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,700,000
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024[d]	4,720,275
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022	3,265,000
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[d]	4,218,800
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[d]	3,813,975
	Grifols Worldwide Operations, Ltd.
4,395,000	5.250%, 4/1/2022	4,471,913
	HCA, Inc.
650,000	3.750%, 3/15/2019	672,750
2,645,000	6.500%, 2/15/2020	2,926,031
4,810,000	5.875%, 3/15/2022	5,230,875
2,035,000	4.750%, 5/1/2023	2,085,875
3,705,000	5.375%, 2/1/2025	3,797,625
3,360,000	5.875%, 2/15/2026	3,486,000
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[d]	3,148,438
4,705,000	5.750%, 6/15/2025[d]	4,422,700
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[d]	4,399,500
	Prestige Brands, Inc.
790,000	6.375%, 3/1/2024[d]	819,625
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021	4,593,400
	Spectrum Brands Escrow Corporation
1,470,000	6.375%, 11/15/2020	1,534,312
2,030,000	6.625%, 11/15/2022	2,154,337
	Spectrum Brands, Inc.
2,120,000	5.750%, 7/15/2025	2,207,450
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,550,250
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,428,750
1,900,000	8.125%, 4/1/2022	1,947,120
	TreeHouse Foods, Inc.
4,155,000	4.875%, 3/15/2022[c]	4,238,100
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[d]	2,230,020
2,645,000	5.500%, 3/1/2023[c,d]	2,124,266
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[d]	2,795,544

	Total	87,688,081

Energy (11.2%)
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,521,600
2,640,000	5.625%, 6/1/2023	2,560,800
	Cheniere Corpus Christi Holdings, LLC
2,200,000	7.000%, 6/30/2024[d]	2,259,136
	Concho Resources, Inc.
4,740,000	6.500%, 1/15/2022	4,852,575
	Continental Resources, Inc.
3,670,000	5.000%, 9/15/2022[c]	3,587,425
2,610,000	4.500%, 4/15/2023	2,433,825
	Crestwood Midstream Partners, LP
2,435,000	6.125%, 3/1/2022	2,252,375
2,635,000	6.250%, 4/1/2023[d]	2,424,200
	EP Energy, LLC
3,715,000	6.375%, 6/15/2023[c]	2,229,000
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	1,337,737
1,590,000	5.000%, 3/1/2021	942,075
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[d]	817,625
3,160,000	6.375%, 1/30/2023[d]	2,338,400
	Oasis Petroleum, Inc.
3,400,000	6.875%, 1/15/2023[c]	3,094,000
	Pacific Drilling SA
2,140,000	5.375%, 6/1/2020[d]	642,000
	Pacific Drilling V, Ltd.
4,908,000	7.250%, 12/1/2017[d]	2,012,280

The accompanying Notes to Financial Statements are an integral part of this schedule.

172

High Yield Portfolio

Schedule of Investments as of June 30, 2016

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Energy (11.2%) - continued
	Precision Drilling Corporation
$2,450,000	6.625%, 11/15/2020	$2,223,375
1,060,000	6.500%, 12/15/2021	951,350
1,350,000	5.250%, 11/15/2024	1,080,000
	Range Resources Corporation
4,180,000	5.000%, 3/15/2023[c]	3,918,750
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022[c]	4,570,463
1,060,000	7.250%, 5/1/2023[c]	1,075,900
	Rowan Companies, Inc.
5,240,000	4.875%, 6/1/2022	4,585,000
	Sabine Pass Liquefaction, LLC
2,645,000	5.625%, 2/1/2021	2,671,450
2,085,000	5.625%, 3/1/2025	2,077,181
2,620,000	5.875%, 6/30/2026[d]	2,629,825
	Sunoco, LP
2,665,000	5.500%, 8/1/2020[d]	2,631,688
1,330,000	6.375%, 4/1/2023[d]	1,320,025
	Tesoro Logistics, LP
2,400,000	5.500%, 10/15/2019	2,508,000
2,130,000	6.250%, 10/15/2022	2,220,525
	Weatherford International, Ltd.
3,665,000	7.750%, 6/15/2021[c]	3,568,794
3,940,000	4.500%, 4/15/2022[c]	3,378,550
	Whiting Petroleum Corporation
1,045,000	5.000%, 3/15/2019	961,400
1,047,000	5.750%, 3/15/2021[c]	944,917
	WPX Energy, Inc.
2,190,000	7.500%, 8/1/2020	2,185,883
2,670,000	8.250%, 8/1/2023[c]	2,676,675

	Total	83,484,804

Financials (8.2%)
	AerCap Ireland Capital, Ltd.
1,595,000	4.625%, 10/30/2020	1,653,616
1,190,000	5.000%, 10/1/2021	1,237,600
1,870,000	3.950%, 2/1/2022	1,870,000
	Ally Financial, Inc.
1,460,000	3.250%, 2/13/2018	1,460,000
4,670,000	4.125%, 3/30/2020	4,681,675
2,380,000	4.125%, 2/13/2022	2,362,150
	Argos Merger Sub, Inc.
3,705,000	7.125%, 3/15/2023[d]	3,816,150
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[d,g]	1,080,625
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[c,g]	1,581,037
	CIT Group, Inc.
3,795,000	3.875%, 2/19/2019	3,813,975
	Corrections Corporation of America
3,585,000	4.625%, 5/1/2023	3,611,888
	Credit Agricole SA
1,065,000	6.625%, 9/29/2049[d,g]	966,488
	CyrusOne, LP
3,540,000	6.375%, 11/15/2022	3,681,600
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[d]	3,482,200
	HSBC Holdings plc
1,040,000	6.875%, 12/29/2049[g]	1,034,800
	Icahn Enterprises, LP
6,485,000	6.000%, 8/1/2020	6,403,938
	ILFC E-Capital Trust II
1,895,000	4.230%, 12/21/2065[d,h]	1,497,050
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,454,562
	Lloyds Banking Group plc
1,080,000	6.657%, 1/29/2049[d,g]	1,161,000
	MPT Operating Partnership, LP
1,192,000	6.375%, 2/15/2022	1,236,700
3,010,000	5.500%, 5/1/2024	3,085,250
	Prime Security Services Borrower, LLC
3,250,000	9.250%, 5/15/2023[d]	3,445,000
	Quicken Loans, Inc.
4,255,000	5.750%, 5/1/2025[d]	4,106,075
	Royal Bank of Scotland Group plc
1,865,000	7.500%, 12/29/2049[g]	1,706,475

	Total	61,429,854

Foreign Government (0.3%)
	Argentina Government International Bond
2,100,000	7.500%, 4/22/2026[d]	2,270,100

	Total	2,270,100

Technology (7.6%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[d]	6,587,600
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023	3,652,612
	Cengage Learning, Inc.
5,230,000	9.500%, 6/15/2024[d]	5,321,525
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[d]	4,894,375
	Denali Borrower, LLC
5,680,000	5.625%, 10/15/2020[d]	5,958,320
	Diamond Finance Corporation
1,050,000	5.875%, 6/15/2021[d]	1,070,761
1,570,000	7.125%, 6/15/2024[d]	1,639,741
	Equinix, Inc.
3,185,000	5.750%, 1/1/2025	3,296,475
1,030,000	5.875%, 1/15/2026	1,073,131
	First Data Corporation
3,000,000	5.375%, 8/15/2023[d]	3,046,530
1,910,000	7.000%, 12/1/2023[d]	1,933,875
	Micron Technology, Inc.
2,200,000	7.500%, 9/15/2023[d]	2,337,500
	NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[d]	3,882,175
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[d]	2,360,125
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[d]	4,870,000
	SS&C Technologies Holdings, Inc.
1,590,000	5.875%, 7/15/2023	1,625,775

The accompanying Notes to Financial Statements are an integral part of this schedule.

173

High Yield Portfolio

Schedule of Investments as of June 30, 2016

Principal Amount	Long-Term Fixed Income (91.4%)	Value
Technology (7.6%) - continued
	Western Digital Corporation
$3,200,000	10.500%, 4/1/2024[d]	$3,424,000

	Total	56,974,520

Transportation (3.8%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[d]	3,030,500
	American Airlines Pass Through Trust
3,527,741	5.600%, 7/15/2020[d]	3,633,574
	Avis Budget Car Rental, LLC
1,670,000	5.125%, 6/1/2022[c,d]	1,611,550
3,550,000	5.500%, 4/1/2023[c]	3,496,750
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019[c]	1,853,100
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022*	1,692,600
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019[c]	893,550
1,895,000	8.125%, 11/15/2021[d]	1,487,575
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[d]	1,339,500
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	3,032,000
	Ultrapetrol Bahamas, Ltd.
3,720,000	8.875%, 6/15/2021[e]	744,000
	United Airlines Pass Through Trust
1,347,137	5.375%, 8/15/2021	1,394,286
	XPO Logistics, Inc.
2,390,000	7.875%, 9/1/2019[c,d]	2,437,800
1,600,000	6.500%, 6/15/2022[c,d]	1,526,000

	Total	28,172,785

Utilities (4.2%)
	AES Corporation
2,650,000	4.875%, 5/15/2023	2,616,875
	Calpine Corporation
3,720,000	5.375%, 1/15/2023	3,627,000
	Covanta Holding Corporation
1,850,000	6.375%, 10/1/2022	1,900,875
	Dynegy, Inc.
4,720,000	7.625%, 11/1/2024	4,531,200
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[d,g]	2,399,750
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027	3,990,300
	Holly Energy Partners, LP
2,700,000	6.500%, 3/1/2020	2,713,500
	MPLX LP
4,740,000	4.875%, 12/1/2024[d]	4,617,523
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,691,348

	Total	31,088,371

	Total Long-Term Fixed Income (cost $708,189,431)	682,255,929

Shares	Preferred Stock (1.3%)
Consumer Staples (0.2%)
43,350	CHS, Inc., 7.100%[g]	1,261,485

	Total	1,261,485

Financials (1.1%)
62,331	Citigroup, Inc., 6.875%[g]	1,773,317
48,000	Discover Financial Services, 6.500%[g]	1,269,120
86,021	Goldman Sachs Group, Inc., 5.500%[g]	2,277,836
20,016	Morgan Stanley, 6.875%[g]	575,260
18,720	PNC Financial Services Group, Inc., 6.125%[g]	567,029
1,560	Wells Fargo & Company, Convertible, 7.500%[g]	2,026,752

	Total	8,489,314

	Total Preferred Stock (cost $9,184,908)	9,750,799

	Registered Investment Companies (0.8%)
Equity Funds/ETFs (0.8%)
54,500	Energy Select Sector SPDR Fund	3,719,080
58,250	SPDR S&P Oil & Gas Exploration & Production ETF	2,027,682

	Total	5,746,762

	Total Registered Investment Companies (cost $5,352,250)	5,746,762

	Common Stock (0.1%)
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[i,j]	12

	Total	12

Energy (0.1%)
7,311	Vantage Drilling International[j]	632,402

	Total	632,402

Financials (<0.1%)
10	New Cotai, LLC[i,j]	33,473

	Total	33,473

	Total Common Stock (cost $7,237,186)	665,887

	Collateral Held for Securities Loaned (7.8%)
58,444,164	Thrivent Cash Management Trust	58,444,164

	Total Collateral Held for Securities Loaned (cost $58,444,164)	58,444,164

Shares or Principal Amount	Short-Term Investments (2.6%)[k]
	Federal Home Loan Bank Discount Notes
4,700,000	0.270%, 7/19/2016	4,699,601
	Thrivent Core Short-Term Reserve Fund
1,389,097	0.580%	13,890,968

The accompanying Notes to Financial Statements are an integral part of this schedule.

174

High Yield Portfolio

Schedule of Investments as of June 30, 2016

Shares or Principal Amount	Short-Term Investments (2.6%)[k]	Value
	U.S. Treasury Notes
750,000	0.500%, 8/31/2016[l]	$750,248

	Total Short-Term Investments (cost $19,340,600)	19,340,817

	Total Investments (cost $826,360,807) 106.4%	$794,293,505

	Other Assets and Liabilities, Net (6.4%)	(47,816,739)

	Total Net Assets 100.0%	$746,476,766

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
c	All or a portion of the security is on loan.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $318,419,193 or 42.7% of total net assets.
e	Defaulted security. Interest is not being accrued.
f	In bankruptcy. Interest is not being accrued.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
i	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of June 30, 2016 was $16,441,250 or 2.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Abengoa Finance SAU, 2/1/2020	12/6/2013	$3,250,000
Abengoa Greenfield SA, 10/1/2019	9/24/2014	3,460,000
Digicel, Ltd., 2/15/2020	2/7/2012	1,680,000
Digicel, Ltd., 4/15/2021	3/19/2013	3,220,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,245,874
New Cotai, LLC, 5/1/2019	4/12/2013	4,223,517
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,124,040
Tunica-Biloxi Gaming Authority, 11/15/2016	11/8/2005	4,585,435

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$56,717,095

Total lending	$56,717,095
Gross amount payable upon return of collateral for securities loaned	$58,444,164

Net amounts due to counterparty	$1,727,069

The accompanying Notes to Financial Statements are an integral part of this schedule.

175

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (3.4%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$730,708	4.250%, 6/30/2019	$697,826
	Ineos US Finance, LLC, Term Loan
1,518,323	3.750%, 12/15/2020	1,479,105

	Total	2,176,931

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,498,222	3.750%, 10/9/2019	1,472,003
	Berry Plastics Group, Inc., Term Loan
1,426,442	3.500%, 2/8/2020	1,415,744

	Total	2,887,747

Communications Services (1.1%)
	CSC Holdings, LLC, Term Loan
775,000	5.000%, 10/9/2022	775,194
	Hargray Communications Group, Inc., Term Loan
1,524,855	5.250%, 6/26/2019	1,522,949
	Intelsat Jackson Holdings SA, Term Loan
239,713	3.750%, 6/30/2019	217,959
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,597,504
	LTS Buyer, LLC, Term Loan
1,544,082	4.000%, 4/13/2020	1,525,753
	NEP/NCP Holdco, Inc., Term Loan
1,548,439	4.250%, 1/22/2020	1,511,664
	Numericable US, LLC, Term Loan
1,546,125	4.750%, 2/10/2023	1,522,376
	TNS, Inc., Term Loan
857,078	5.000%, 2/14/2020	856,006
	Univision Communications, Inc., Term Loan
1,608,473	4.000%, 3/1/2020	1,598,131
	Virgin Media Investment Holdings, Ltd., Term Loan
727,314	3.649%, 6/30/2023	708,884
	WideOpenWest Finance, LLC, Term Loan
1,548,400	4.500%, 4/1/2019	1,542,377
	Yankee Cable Acquisition, LLC, Term Loan
1,444,755	4.250%, 3/1/2020	1,441,143
	Zayo Group, LLC, Term Loan
1,398,974	3.750%, 5/6/2021	1,389,979

	Total	16,209,919

Consumer Cyclical (0.5%)
	Amaya BV, Term Loan
1,544,400	5.000%, 8/1/2021	1,493,558
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,301,838	4.250%, 8/13/2021	1,298,037
	Cengage Learning Acquisitions, Term Loan
850,000	5.250%, 6/7/2023	839,375
	Chrysler Group, LLC, Term Loan
899,711	3.500%, 5/24/2017	898,587
	IMG Worldwide, Inc., Term Loan
1,237,374	5.250%, 5/6/2021	1,229,331
	Jack Ohio Finance, LLC, Term Loan
1,205,329	5.000%, 6/20/2019	1,146,268

	Total	6,905,156

Consumer Non-Cyclical (0.5%)
	Albertson’s, LLC, Term Loan
1,085,000	4.750%, 6/22/2023[b,c]	1,082,016
	CHS/Community Health Systems, Inc., Term Loan
736,932	4.000%, 1/27/2021	717,175
	JBS USA, LLC, Term Loan
945,250	4.000%, 10/30/2022	942,301
	McGraw-Hill Global Education Holdings, LLC, Term Loan
435,000	5.000%, 5/4/2022	433,804
	Ortho-Clinical Diagnostics, Inc., Term Loan
723,160	4.750%, 6/30/2021	682,786
	Sterigenics-Nordion Holdings, LLC, Term Loan
739,413	4.250%, 5/16/2022	732,018
	Valeant Pharmaceuticals International, Inc., Term Loan
2,179,601	5.000%, 4/1/2022	2,119,052

	Total	6,709,152

Energy (0.1%)
	Arch Coal, Inc., Term Loan
1,548,913	7.500%, 5/16/2018[d]	710,564
	Houston Fuel Oil Terminal, LLC, Term Loan
374,048	4.250%, 8/19/2021	360,021
	McJunkin Red Man Corporation, Term Loan
420,762	5.000%, 11/8/2019	403,931
	MEG Energy Corporation, Term Loan
149,219	3.750%, 3/31/2020	130,780
	Targa Resources Partners, LP, Term Loan
57,000	5.750%, 2/27/2022	56,430

	Total	1,661,726

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
730,000	7.000%, 12/31/2019	706,275
	WaveDivision Holdings, LLC, Term Loan
1,544,000	4.000%, 10/15/2019	1,539,492

	Total	2,245,767

Technology (0.4%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,341,638	4.250%, 2/1/2023	1,342,268
	First Data Corporation, Term Loan
1,598,143	4.452%, 3/24/2021	1,590,824
	ON Semiconductor Corporation, Term Loan
725,000	5.250%, 3/31/2023	726,812

The accompanying Notes to Financial Statements are an integral part of this schedule.

176

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (3.4%)[a]	Value
Technology (0.4%) - continued
	Syniverse Holdings, Inc., Term Loan
$600,291	4.000%, 4/23/2019	$446,316
	Western Digital Corporation, Term Loan
975,000	6.250%, 4/29/2023	978,052

	Total	5,084,272

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,438,047	3.250%, 6/27/2020	1,417,152
	XPO Logistics, Inc., Term Loan
1,542,250	5.500%, 11/1/2021	1,542,250

	Total	2,959,402

Utilities (0.1%)
	Calpine Corporation, Term Loan
1,246,257	3.500%, 5/27/2022	1,231,714

	Total	1,231,714

	Total Bank Loans (cost $49,279,232)	48,071,786

	Long-Term Fixed Income (91.1%)
Asset-Backed Securities (1.3%)
	Bayview Opportunity Master Fund Trust
3,278,235	3.721%, 7/28/2035[e,f]	3,274,210
	CAM Mortgage, LLC
1,115,553	3.500%, 7/15/2064*,f	1,115,978
	GMAC Mortgage Corporation Loan Trust
1,551,204	0.939%, 8/25/2035[g,h]	1,458,625
2,757,996	0.626%, 12/25/2036[g,h]	2,445,415
	IndyMac Seconds Asset-Backed Trust
479,814	0.793%, 10/25/2036[g,h]	293,296
	Preferred Term Securities XXIII, Ltd.
2,560,675	0.853%, 12/22/2036*,h	1,949,826
	Renaissance Home Equity Loan Trust
2,006,860	5.746%, 5/25/2036[f]	1,291,114
1,957,188	6.011%, 5/25/2036[f]	1,309,404
	Vericrest Opportunity Loan Transferee
2,624,695	3.500%, 6/26/2045[e]	2,603,353
2,982,156	4.250%, 2/26/2046[e]	2,981,537

	Total	18,722,758

Basic Materials (2.2%)
	Alcoa, Inc.
1,260,000	5.125%, 10/1/2024[i]	1,256,850
	Barrick Gold Corporation
599,000	4.100%, 5/1/2023[i]	631,864
	BHP Billiton Finance USA, Ltd.
1,250,000	6.250%, 10/19/2075[e,i]	1,316,250
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,808,822
	Freeport-McMoRan, Inc.
1,940,000	3.550%, 3/1/2022[i]	1,707,200
2,675,000	3.875%, 3/15/2023	2,340,625
	Georgia-Pacific, LLC
3,780,000	3.163%, 11/15/2021[e]	3,977,494
	Glencore Funding, LLC
3,190,000	3.125%, 4/29/2019[e,i]	3,110,250
3,180,000	4.125%, 5/30/2023[e]	2,925,600
	International Paper Company
2,500,000	3.800%, 1/15/2026	2,623,600
1,190,000	4.800%, 6/15/2044	1,209,819
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,227,716
1,270,000	5.750%, 4/15/2024	1,511,563
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,400,113
	Yara International ASA
50,000	7.875%, 6/11/2019[e]	57,970

	Total	31,105,736

Capital Goods (1.8%)
	AECOM
1,870,000	5.875%, 10/15/2024	1,916,750
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[e]	2,199,481
	General Electric Capital Corporation
3,200,000	1.653%, 3/15/2023[h]	3,180,077
	L-3 Communications Corporation
2,560,000	4.750%, 7/15/2020	2,763,087
	Republic Services, Inc.
2,200,000	5.250%, 11/15/2021	2,542,646
3,170,000	3.550%, 6/1/2022	3,423,261
960,000	2.900%, 7/1/2026[c]	973,602
	Textron, Inc.
2,360,000	5.600%, 12/1/2017	2,481,575
1,280,000	4.300%, 3/1/2024	1,375,532
630,000	3.875%, 3/1/2025	665,636
	United Rentals North America, Inc.
1,250,000	5.500%, 7/15/2025	1,231,250
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	3,426,710

	Total	26,179,607

Collateralized Mortgage Obligations (0.7%)
	CitiMortgage Alternative Loan Trust
1,651,895	5.750%, 4/25/2037	1,391,438
	Countrywide Alternative Loan Trust
2,187,320	6.000%, 1/25/2037	1,926,088
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,950,237	1.207%, 4/25/2047[h]	1,645,646
	Wachovia Mortgage Loan Trust, LLC
1,489,614	3.040%, 5/20/2036	1,303,896
	WaMu Mortgage Pass Through Certificates
505,341	0.743%, 10/25/2045[h]	467,258
	Washington Mutual Mortgage Pass Through Certificates
3,478,487	1.187%, 2/25/2047[h]	2,440,699

	Total	9,175,025

The accompanying Notes to Financial Statements are an integral part of this schedule.

177

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Commercial Mortgage-Backed Securities (0.5%)
	Bear Stearns Commercial Mortgage Securities, Inc.
$2,631,198	5.331%, 2/11/2044	$2,678,761
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,447,921	5.322%, 12/11/2049	1,463,141
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,238,713

	Total	7,380,615

Communications Services (9.4%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,628,728
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,643,017
	American Tower Trust I
3,200,000	1.551%, 3/15/2018*	3,206,777
	AT&T, Inc.
3,100,000	2.450%, 6/30/2020	3,164,973
3,310,000	3.800%, 3/15/2022	3,516,289
2,540,000	3.600%, 2/17/2023	2,649,675
3,190,000	4.450%, 4/1/2024	3,504,563
1,000,000	3.950%, 1/15/2025	1,062,944
1,240,000	3.400%, 5/15/2025	1,268,405
3,190,000	4.300%, 12/15/2042	3,088,603
	CenturyLink, Inc.
2,200,000	5.800%, 3/15/2022	2,136,068
	Charter Communications Operating, LLC
4,370,000	4.464%, 7/23/2022[e]	4,696,596
3,120,000	6.484%, 10/23/2045[e]	3,725,345
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[e]	2,016,960
	Comcast Corporation
2,540,000	2.750%, 3/1/2023	2,660,033
3,740,000	3.375%, 8/15/2025	4,041,201
2,700,000	6.400%, 5/15/2038	3,716,496
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[e]	2,213,441
3,317,000	3.850%, 2/1/2025[e]	3,340,929
	Crown Castle International Corporation
960,000	3.400%, 2/15/2021	1,002,177
2,880,000	5.250%, 1/15/2023	3,231,533
2,700,000	4.450%, 2/15/2026	2,931,214
	Frontier Communications Corporation
1,880,000	6.875%, 1/15/2025	1,578,025
1,270,000	11.000%, 9/15/2025	1,314,450
	Hughes Satellite Systems Corporation
2,322,000	6.500%, 6/15/2019	2,507,760
	Numericable-SFR SA
1,920,000	6.000%, 5/15/2022[e]	1,867,200
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,683,156
940,000	3.650%, 11/1/2024	991,000
	Scripps Networks Interactive, Inc.
3,110,000	3.500%, 6/15/2022	3,223,378
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[e]	3,204,804
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[e,i]	1,350,617
	Sprint Corporation
1,600,000	7.125%, 6/15/2024	1,276,000
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	4,022,828
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,721,389
	Time Warner, Inc.
2,490,000	4.750%, 3/29/2021	2,797,186
1,600,000	7.700%, 5/1/2032	2,233,803
	Univision Communications, Inc.
1,920,000	6.750%, 9/15/2022[e]	2,025,600
	UPCB Finance VI, Ltd.
2,340,000	6.875%, 1/15/2022[e]	2,433,600
	Verizon Communications, Inc.
3,277,000	2.625%, 2/21/2020	3,391,253
3,830,000	3.450%, 3/15/2021	4,103,577
5,300,000	3.500%, 11/1/2024	5,636,725
5,854,000	4.272%, 1/15/2036	5,991,054
1,910,000	4.862%, 8/21/2046	2,087,796
5,457,000	4.522%, 9/15/2048	5,682,374
	Vodafone Group plc
1,910,000	2.500%, 9/26/2022	1,883,820
1,270,000	4.375%, 2/19/2043	1,197,402

	Total	133,650,764

Consumer Cyclical (5.7%)
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,291,180
1,870,000	4.750%, 12/1/2022	2,135,938
3,120,000	5.125%, 7/20/2045	3,870,597
	Family Tree Escrow, LLC
1,870,000	5.750%, 3/1/2023[e]	1,986,875
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,739,236
2,575,000	4.250%, 9/20/2022	2,776,852
2,550,000	3.096%, 5/4/2023	2,585,618
2,510,000	3.664%, 9/8/2024	2,599,406
5,000,000	4.134%, 8/4/2025	5,360,755
	General Motors Company
3,150,000	5.000%, 4/1/2035	3,137,287
	General Motors Financial Company, Inc.
2,540,000	4.200%, 3/1/2021	2,657,226
3,100,000	3.450%, 4/10/2022	3,097,811
2,550,000	3.700%, 5/9/2023	2,563,247
2,510,000	4.000%, 1/15/2025	2,539,643
	Hilton Worldwide Finance, LLC
1,910,000	5.625%, 10/15/2021	1,976,850
	Home Depot, Inc.
3,180,000	4.250%, 4/1/2046	3,645,682
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[e]	2,116,053
3,850,000	2.450%, 6/15/2021[e]	3,868,853
	Jaguar Land Rover Automotive plc
1,910,000	4.125%, 12/15/2018[e]	1,931,488
	Johnson Controls, Inc.
1,150,000	5.250%, 12/1/2041	1,282,625

The accompanying Notes to Financial Statements are an integral part of this schedule.

178

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Cyclical (5.7%) - continued
	L Brands, Inc.
$1,900,000	5.625%, 2/15/2022	$2,044,400
	Lennar Corporation
1,880,000	4.500%, 11/15/2019	1,958,302
	Lowe’s Companies, Inc.
3,180,000	2.500%, 4/15/2026	3,238,843
	Macy’s Retail Holdings, Inc.
3,570,000	3.875%, 1/15/2022	3,670,321
	MGM Resorts International
1,880,000	6.000%, 3/15/2023[i]	1,983,400
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,018,100
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,250,000
960,000	4.375%, 4/15/2023	945,600
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	3,057,658
	Walgreens Boots Alliance, Inc.
2,240,000	3.100%, 6/1/2023	2,281,474
	ZF North America Capital, Inc.
1,870,000	4.500%, 4/29/2022[e]	1,895,713

	Total	80,507,033

Consumer Non-Cyclical (10.8%)
	AbbVie, Inc.
1,910,000	2.300%, 5/14/2021	1,933,214
1,910,000	3.200%, 5/14/2026	1,934,788
	Actavis Funding SCS
2,480,000	3.450%, 3/15/2022	2,575,629
2,555,000	3.850%, 6/15/2024	2,673,774
	Altria Group, Inc.
2,175,000	4.000%, 1/31/2024	2,433,259
804,000	9.950%, 11/10/2038	1,446,351
	Amgen, Inc.
1,870,000	4.400%, 5/1/2045	1,942,668
	Anheuser-Busch Inbev Finance, Inc.
2,570,000	3.300%, 2/1/2023	2,707,932
	Anheuser-Busch InBev Finance, Inc.
4,470,000	3.650%, 2/1/2026	4,788,470
3,210,000	4.700%, 2/1/2036	3,607,167
1,920,000	4.900%, 2/1/2046	2,249,937
	Baxter International, Inc.
1,869,000	4.250%, 3/15/2020	2,032,096
	Becton Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,273,607
	Biogen, Inc.
3,740,000	3.625%, 9/15/2022	3,970,044
	Boston Scientific Corporation
4,360,000	3.375%, 5/15/2022	4,522,327
	BRF SA
1,910,000	4.750%, 5/22/2024[e]	1,895,675
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	2,958,263
1,920,000	3.500%, 11/24/2020	2,012,579
	Celgene Corporation
3,770,000	3.950%, 10/15/2020	4,066,431
1,910,000	3.250%, 8/15/2022	1,972,740
	Centene Escrow Corporation
1,270,000	5.625%, 2/15/2021[e]	1,323,975
	ConAgra Foods, Inc.
2,540,000	3.250%, 9/15/2022	2,628,029
2,004,000	3.200%, 1/25/2023	2,067,465
	Diageo Capital plc
3,120,000	2.625%, 4/29/2023	3,239,000
	Endo Finance, LLC
1,260,000	6.000%, 2/1/2025[e]	1,093,050
	Express Scripts Holding Company
1,920,000	4.750%, 11/15/2021	2,153,585
3,810,000	4.500%, 2/25/2026	4,185,834
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[e]	2,853,789
	H. J. Heinz Company
3,120,000	3.500%, 7/15/2022[e]	3,313,630
1,860,000	5.200%, 7/15/2045[e]	2,202,534
	HCA, Inc.
2,560,000	4.750%, 5/1/2023	2,624,000
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[e]	2,311,100
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[e]	1,976,850
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,668,844
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,292,975
1,250,000	4.700%, 2/1/2045	1,334,184
	McKesson Corporation
2,510,000	3.796%, 3/15/2024	2,717,562
	Mondelez International, Inc.
2,560,000	4.000%, 2/1/2024	2,799,785
	Mylan NV
3,190,000	3.750%, 12/15/2020[e]	3,325,821
3,850,000	3.950%, 6/15/2026[e]	3,896,154
	Mylan, Inc.
1,920,000	3.125%, 1/15/2023[e]	1,906,564
	Newell Rubbermaid, Inc.
2,700,000	3.850%, 4/1/2023	2,863,806
2,070,000	4.200%, 4/1/2026	2,243,986
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[e]	3,606,636
1,910,000	4.450%, 1/15/2022[e]	2,104,444
	Perrigo Finance Unlimited Company
2,540,000	3.500%, 3/15/2021	2,628,184
3,350,000	4.375%, 3/15/2026	3,489,032
	Reynolds American, Inc.
3,120,000	4.000%, 6/12/2022	3,390,775
1,560,000	5.850%, 8/15/2045	1,993,260
	SABMiller Holdings, Inc.
4,320,000	3.750%, 1/15/2022[e]	4,632,081
	Spectrum Brands Escrow Corporation
1,460,000	6.375%, 11/15/2020	1,523,875
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	1,957,368
	Thermo Fisher Scientific, Inc.
2,550,000	3.000%, 4/15/2023	2,603,224
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[e]	2,201,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

179

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Non-Cyclical (10.8%) - continued
	Watson Pharmaceuticals, Inc.
$3,180,000	3.250%, 10/1/2022	$3,248,958
	Whirlpool Corporation
3,245,000	3.700%, 3/1/2023	3,439,797
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,250,677

	Total	154,089,384

Energy (8.1%)
	Anadarko Petroleum Corporation
1,270,000	5.550%, 3/15/2026	1,402,436
	Antero Resources Corporation
1,880,000	5.625%, 6/1/2023	1,823,600
	BP Capital Markets plc
1,910,000	2.750%, 5/10/2023	1,924,577
2,490,000	3.814%, 2/10/2024	2,667,572
1,590,000	3.119%, 5/4/2026	1,624,129
	Buckeye Partners, LP
3,180,000	5.850%, 11/15/2043	3,091,523
	Canadian Natural Resources, Ltd.
3,110,000	3.450%, 11/15/2021	3,109,045
1,600,000	6.250%, 3/15/2038	1,739,310
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	1,975,837
	ConocoPhillips Company
2,860,000	4.200%, 3/15/2021	3,096,639
	Continental Resources, Inc.
3,830,000	3.800%, 6/1/2024[i]	3,341,675
	Devon Energy Corporation
2,560,000	5.850%, 12/15/2025	2,823,898
	Ecopetrol SA
1,120,000	5.875%, 9/18/2023	1,153,600
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,077,138
2,530,000	4.300%, 5/1/2024	2,551,733
1,280,000	4.700%, 11/1/2042	1,153,196
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,675,320
1,660,000	4.375%, 10/15/2020	1,703,656
890,000	4.200%, 9/15/2021	912,738
	Energy Transfer Partners, LP
3,405,000	4.650%, 6/1/2021	3,515,605
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026	2,591,238
1,690,000	7.034%, 1/15/2068	1,781,250
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	2,910,233
	Exxon Mobil Corporation
3,180,000	2.726%, 3/1/2023	3,319,945
	Hornbeck Offshore Services, Inc.
1,560,000	5.000%, 3/1/2021	924,300
	Magellan Midstream Partners, LP
1,280,000	5.000%, 3/1/2026	1,447,981
2,500,000	4.200%, 3/15/2045	2,284,897
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,452,265
3,180,000	2.800%, 11/1/2022	2,884,025
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,038,950
	MPLX, LP
4,390,000	4.000%, 2/15/2025	3,987,683
	NiSource Finance Corporation
1,250,000	6.800%, 1/15/2019	1,405,634
	Noble Holding International, Ltd.
3,045,000	6.950%, 4/1/2025[i]	2,428,388
	Pioneer Natural Resources Company
2,240,000	3.450%, 1/15/2021	2,312,975
3,150,000	3.950%, 7/15/2022	3,295,747
	Plains All American Pipeline, LP
3,210,000	2.850%, 1/31/2023	2,954,628
905,000	4.650%, 10/15/2025	913,731
	Regency Energy Partners, LP
1,270,000	5.000%, 10/1/2022	1,303,147
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	1,895,675
	Schlumberger Holdings Corporation
3,200,000	3.625%, 12/21/2022[e]	3,385,101
	Spectra Energy Partners, LP
1,560,000	3.500%, 3/15/2025	1,595,919
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,155,565
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,964,600
	Transcontinental Gas Pipe Line Company, LLC
1,925,000	7.850%, 2/1/2026[e]	2,395,666
	Valero Energy Corporation
2,300,000	4.900%, 3/15/2045	2,130,345
	Western Gas Partners, LP
1,920,000	4.650%, 7/1/2026[c]	1,940,169
	Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,265,600
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	1,851,007
1,600,000	3.900%, 1/15/2025	1,454,315
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[e]	3,057,428

	Total	114,691,634

Financials (26.8%)
	Aegon NV
2,600,000	1.740%, 7/29/2049[h,j]	1,482,000
	AerCap Ireland Capital, Ltd.
960,000	3.950%, 2/1/2022	960,000
	Aetna, Inc.
3,210,000	2.800%, 6/15/2023	3,279,028
2,560,000	4.375%, 6/15/2046	2,658,555
	Air Lease Corporation
1,260,000	2.125%, 1/15/2018	1,253,700
2,510,000	3.750%, 2/1/2022	2,571,103
1,260,000	4.250%, 9/15/2024	1,275,750
	Ally Financial, Inc.
1,860,000	4.125%, 3/30/2020	1,864,650
	American Express Company
1,880,000	4.900%, 12/29/2049[j]	1,797,750
	American International Group, Inc.
1,870,000	3.750%, 7/10/2025	1,905,913
2,230,000	3.900%, 4/1/2026	2,298,086

The accompanying Notes to Financial Statements are an integral part of this schedule.

180

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Financials (26.8%) - continued
$3,130,000	4.500%, 7/16/2044	$3,028,100
	Aon plc
1,910,000	3.875%, 12/15/2025	2,014,548
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,337,687
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,251,852
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[i]	3,475,837
	Australia and New Zealand Banking Group, Ltd.
1,280,000	6.750%, 12/29/2049[e,i,j]	1,321,449
	AXA SA
2,580,000	8.600%, 12/15/2030	3,534,600
	Axis Specialty Finance, LLC
920,000	5.875%, 6/1/2020	1,028,370
	Banco de Brasil SA
1,371,000	9.000%, 12/31/2049[e,j]	1,062,525
	Bank of America Corporation
3,840,000	1.717%, 3/22/2018[h]	3,860,095
3,380,000	7.625%, 6/1/2019	3,912,110
2,870,000	2.625%, 4/19/2021	2,914,017
1,000,000	4.100%, 7/24/2023	1,071,335
3,830,000	4.125%, 1/22/2024	4,119,468
2,830,000	4.200%, 8/26/2024	2,925,422
2,750,000	3.950%, 4/21/2025	2,800,449
1,270,000	3.875%, 8/1/2025	1,347,230
1,950,000	5.875%, 2/7/2042	2,461,413
3,110,000	4.750%, 4/21/2045	3,177,307
3,130,000	6.500%, 10/23/2049[i,j]	3,333,450
1,270,000	6.300%, 12/29/2049[j]	1,349,375
	Bank of Nova Scotia
2,560,000	4.500%, 12/16/2025	2,659,753
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[e]	2,404,736
3,760,000	1.188%, 11/29/2049[h,j]	2,011,600
	BBVA Bancomer SA/Texas
2,285,000	6.750%, 9/30/2022[e]	2,550,905
	Berkshire Hathaway, Inc.
2,860,000	2.750%, 3/15/2023	2,955,044
	BPCE SA
1,265,000	5.700%, 10/22/2023[e]	1,356,791
2,190,000	5.150%, 7/21/2024[e]	2,278,925
	Branch Banking and Trust Company
3,130,000	3.625%, 9/16/2025	3,369,583
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,252,999
	Capital One Financial Corporation
3,190,000	4.200%, 10/29/2025	3,279,454
	CIT Group, Inc.
3,120,000	5.250%, 3/15/2018	3,214,474
	Citigroup, Inc.
4,370,000	4.400%, 6/10/2025	4,569,311
3,305,000	5.500%, 9/13/2025	3,704,710
1,910,000	3.700%, 1/12/2026	2,010,634
2,490,000	4.450%, 9/29/2027	2,564,976
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,584,719
	CNA Financial Corporation
1,995,000	7.350%, 11/15/2019	2,303,744
1,870,000	7.250%, 11/15/2023	2,269,116
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,555,409
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,290,000	11.000%, 12/29/2049[e,j]	1,538,325
	CoreStates Capital III
2,440,000	1.196%, 2/15/2027[e,h]	2,055,700
	Credit Agricole SA
2,570,000	8.125%, 12/29/2049[e,i,j]	2,552,431
	Credit Suisse Group Funding, Ltd.
3,190,000	3.125%, 12/10/2020[e]	3,185,148
4,400,000	3.750%, 3/26/2025	4,306,518
	DDR Corporation
2,010,000	3.625%, 2/1/2025	2,015,990
	DDR Corporation
1,290,000	7.875%, 9/1/2020	1,557,856
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,728,216
1,600,000	4.250%, 3/13/2026	1,673,506
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,414,034
1,280,000	3.250%, 6/30/2026	1,297,769
	Essex Portfolio, LP
2,940,000	3.500%, 4/1/2025	3,034,433
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[e]	2,068,054
	Five Corners Funding Trust
1,910,000	4.419%, 11/15/2023[e]	2,061,339
	GE Capital International Funding Company
2,527,000	4.418%, 11/15/2035[e]	2,834,248
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011*,d	1,000
	Goldman Sachs Group, Inc.
2,900,000	5.375%, 3/15/2020	3,225,725
2,540,000	2.875%, 2/25/2021	2,604,051
3,275,000	5.250%, 7/27/2021	3,695,779
2,190,000	4.000%, 3/3/2024	2,341,263
4,450,000	3.850%, 7/8/2024	4,718,384
2,490,000	4.250%, 10/21/2025	2,573,886
3,760,000	5.150%, 5/22/2045	3,922,661
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,673,463
	HCP, Inc.
2,200,000	4.250%, 11/15/2023	2,283,193
1,285,000	4.200%, 3/1/2024	1,323,484
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,260,869
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,596,818
	HSBC Holdings plc
1,920,000	3.600%, 5/25/2023	1,962,182
1,870,000	5.250%, 3/14/2044	1,975,692
1,280,000	6.875%, 12/29/2049[i,j]	1,273,600
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,344,201
	Icahn Enterprises, LP
2,040,000	6.000%, 8/1/2020	2,014,500
	ILFC E-Capital Trust II
2,230,000	4.230%, 12/21/2065[e,h]	1,761,700

The accompanying Notes to Financial Statements are an integral part of this schedule.

181

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Financials (26.8%) - continued
	ING Bank NV
$3,165,000	5.800%, 9/25/2023[e]	$3,473,325
	J.P. Morgan Chase & Company
3,200,000	3.375%, 5/1/2023	3,262,493
2,830,000	3.875%, 9/10/2024	2,930,004
1,270,000	3.900%, 7/15/2025	1,369,770
3,150,000	5.500%, 10/15/2040	3,943,031
1,910,000	7.900%, 4/29/2049[j]	1,948,200
2,550,000	6.750%, 8/29/2049[i,j]	2,808,187
2,560,000	6.000%, 12/29/2049[j]	2,614,400
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,697,487
	Liberty Mutual Group, Inc.
3,535,000	4.950%, 5/1/2022[e]	3,906,426
3,190,000	4.850%, 8/1/2044[e]	3,265,683
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	2,047,059
1,910,000	4.400%, 2/15/2024	2,057,777
	Lincoln National Corporation
635,000	6.250%, 2/15/2020	713,939
4,150,000	4.000%, 9/1/2023	4,314,485
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,934,091
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[e]	834,750
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[e]	3,087,704
	MetLife, Inc.
2,500,000	3.600%, 4/10/2024	2,636,642
	Mizuho Bank, Ltd.
2,400,000	3.600%, 9/25/2024[e]	2,578,234
	Mizuho Financial Group, Inc.
3,180,000	3.477%, 4/12/2026[e,i]	3,391,222
	Morgan Stanley
3,400,000	5.500%, 1/26/2020	3,781,521
2,550,000	2.500%, 4/21/2021	2,576,673
3,205,000	4.875%, 11/1/2022	3,509,654
1,870,000	4.000%, 7/23/2025	2,002,375
2,550,000	5.000%, 11/24/2025	2,791,717
2,510,000	4.350%, 9/8/2026	2,625,754
1,570,000	4.300%, 1/27/2045	1,652,497
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,373,757
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[e]	2,662,213
	Nordea Bank AB
1,890,000	5.500%, 9/29/2049[e,j]	1,795,500
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,100,618
1,870,000	5.250%, 1/15/2026	1,987,711
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[e]	2,807,255
	PNC Capital Trust C
3,120,000	1.243%, 6/1/2028[h,i]	2,745,600
	Prologis, LP
2,510,000	4.250%, 8/15/2023	2,779,285
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,989,888
1,425,000	6.200%, 11/15/2040	1,753,990
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	4,022,607
	Regions Bank
377,000	7.500%, 5/15/2018	413,454
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,203,852
1,905,000	4.700%, 9/15/2023	2,071,547
	Royal Bank of Scotland Group plc
2,490,000	7.500%, 12/29/2049[j]	2,278,350
	Santander UK plc
1,700,000	3.125%, 1/8/2021	1,703,696
	Santander Holdings USA, Inc.
3,210,000	2.700%, 5/24/2019	3,225,443
2,500,000	4.500%, 7/17/2025	2,567,997
	Santander UK Group Holdings plc
1,560,000	2.875%, 10/16/2020	1,547,947
2,500,000	4.750%, 9/15/2025[e]	2,467,550
	Societe Generale SA
2,490,000	8.000%, 12/31/2049[e,j]	2,376,456
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,977,576
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,516,870
2,690,000	4.250%, 8/15/2024	2,783,962
	Synovus Financial Corporation
1,920,000	5.750%, 12/15/2025	1,977,600
	Travelers Companies, Inc.
1,920,000	3.750%, 5/15/2046	2,009,100
	UBS Group Funding Jersey, Ltd.
1,590,000	3.000%, 4/15/2021[e]	1,621,721
2,490,000	4.125%, 9/24/2025[e]	2,581,005
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,738,977
	UnitedHealth Group, Inc.
2,480,000	3.350%, 7/15/2022	2,653,159
1,240,000	4.750%, 7/15/2045	1,493,833
	Voya Financial, Inc.
1,920,000	3.650%, 6/15/2026	1,929,047
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[h,j]	118,505
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	3,140,399
1,910,000	4.100%, 6/3/2026	2,042,957
3,160,000	5.875%, 12/31/2049[j]	3,369,350
	Welltower, Inc.
1,280,000	6.125%, 4/15/2020	1,458,115
3,150,000	4.950%, 1/15/2021	3,489,198
1,550,000	4.000%, 6/1/2025	1,629,064
	Westpac Banking Corporation
3,180,000	2.850%, 5/13/2026	3,228,625
	XLIT, Ltd.
1,870,000	4.450%, 3/31/2025	1,887,067
1,840,000	5.250%, 12/15/2043	1,989,029

	Total	381,711,050

Foreign Government (0.8%)
	Argentina Government International Bond
1,590,000	6.875%, 4/22/2021[e]	1,695,735
	Colombia Government International Bond
3,200,000	5.625%, 2/26/2044	3,544,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

182

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Foreign Government (0.8%) - continued
	Mexico Government International Bond
$3,480,000	4.000%, 10/2/2023	$3,746,394
2,100,000	3.600%, 1/30/2025	2,194,500

	Total	11,180,629

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 7/1/2031[c]	4,377,050
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,802,500	4.000%, 7/1/2046[c]	7,280,801
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
25,150,000	3.500%, 7/1/2046[c]	26,537,178
11,777,500	4.000%, 7/1/2046[c]	12,627,350
2,025,000	4.500%, 7/1/2046[c]	2,210,404

	Total	53,032,783

Technology (2.8%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,724,013
	Diamond 1 Finance Corporation
2,560,000	4.420%, 6/15/2021[e]	2,634,934
1,920,000	6.020%, 6/15/2026[e]	2,001,575
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,951,425
	Fidelity National Information Services, Inc.
1,560,000	2.850%, 10/15/2018	1,601,008
3,190,000	3.875%, 6/5/2024	3,372,707
	First Data Corporation
1,250,000	5.375%, 8/15/2023[e]	1,269,387
	Fiserv, Inc.
3,740,000	3.850%, 6/1/2025	3,997,933
	Hewlett Packard Enterprise Company
2,490,000	2.850%, 10/5/2018[e]	2,549,909
2,500,000	3.600%, 10/15/2020[e]	2,609,453
	Intel Corporation
2,870,000	4.100%, 5/19/2046	2,983,959
	Lam Research Corporation
1,120,000	3.450%, 6/15/2023	1,156,715
	Oracle Corporation
3,850,000	2.650%, 7/15/2026[c]	3,859,660
	Qualcomm, Inc.
2,490,000	3.450%, 5/20/2025	2,646,170
	Seagate HDD Cayman
1,870,000	4.875%, 6/1/2027	1,358,087
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[e]	1,890,000

	Total	40,606,935

Transportation (2.4%)
	American Airlines Pass Through Trust
2,241,147	4.000%, 7/15/2025	2,364,409
	British Airways plc
4,090,940	4.625%, 6/20/2024[e]	4,317,987
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,939,875
	Canadian Pacific Railway Company
940,000	3.700%, 2/1/2026	1,008,252
	Continental Airlines, Inc.
778,923	7.250%, 11/10/2019	889,919
1,234,000	4.000%, 10/29/2024	1,295,700
	Delta Air Lines, Inc.
1,386,228	4.950%, 5/23/2019	1,465,936
1,811,189	4.250%, 7/30/2023	1,847,413
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,872,832
2,000,000	3.800%, 11/1/2025[e]	2,139,620
2,560,000	3.300%, 12/1/2026[e]	2,617,475
	Penske Truck Leasing Company, LP
2,510,000	3.375%, 2/1/2022[e]	2,559,680
	United Airlines Pass Through Trust
1,543,736	3.750%, 9/3/2026	1,632,501
	US Airways Pass Through Trust
2,788,936	3.950%, 11/15/2025	2,942,328
	Virgin Australia Holdings, Ltd.
1,917,437	5.000%, 10/23/2023[e]	1,979,946

	Total	33,873,873

U.S. Government and Agencies (8.4%)
	U.S. Treasury Bonds
1,000,000	2.875%, 3/31/2018	1,039,492
3,210,000	1.625%, 5/15/2026[i]	3,249,249
1,910,000	3.500%, 2/15/2039	2,410,479
4,500,000	4.375%, 5/15/2041	6,425,509
5,307,000	3.125%, 2/15/2042	6,270,969
11,380,000	2.500%, 2/15/2045	11,848,093
9,500,000	3.000%, 11/15/2045	10,923,518
1,920,000	2.500%, 5/15/2046	2,000,774
	U.S. Treasury Notes
7,000,000	1.375%, 10/31/2020	7,126,602
7,990,000	1.750%, 12/31/2020	8,264,968
5,730,000	1.125%, 2/28/2021	5,770,288
5,650,000	2.000%, 7/31/2022	5,915,725
1,960,000	1.875%, 8/31/2022	2,037,099
7,000,000	1.875%, 10/31/2022	7,273,714
6,410,000	2.000%, 11/30/2022	6,708,719
4,250,000	2.125%, 12/31/2022	4,480,928
10,000,000	1.625%, 5/31/2023	10,225,780
5,680,000	2.000%, 2/15/2025	5,942,700
6,570,000	2.250%, 11/15/2025	7,009,369
5,090,000	1.625%, 2/15/2026	5,147,262

	Total	120,071,237

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	3,044,190

	Total	3,044,190

Utilities (5.5%)
	Access Midstream Partners, LP
1,270,000	4.875%, 5/15/2023	1,227,525
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,670,170

The accompanying Notes to Financial Statements are an integral part of this schedule.

183

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Utilities (5.5%) - continued
	Arizona Public Service Company
$2,880,000	8.750%, 3/1/2019	$3,412,460
	Calpine Corporation
1,920,000	5.375%, 1/15/2023	1,872,000
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	951,499
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,590,129
	DCP Midstream Operating, LP
2,550,000	5.600%, 4/1/2044	2,180,250
	DPL, Inc.
248,000	6.500%, 10/15/2016	248,000
	Dynegy Finance I, Inc.
1,250,000	7.375%, 11/1/2022	1,206,250
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[e,j]	3,071,680
	Emera U.S. Finance, LP
3,210,000	3.550%, 6/15/2026[e]	3,284,597
	Energy Transfer Equity, LP
1,870,000	5.500%, 6/1/2027	1,757,800
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	2,098,697
	Exelon Corporation
3,120,000	3.950%, 6/15/2025	3,335,505
1,910,000	3.400%, 4/15/2026	1,996,193
	Exelon Generation Company, LLC
2,500,000	4.000%, 10/1/2020[i]	2,666,715
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[e]	4,049,191
	Great River Energy
13,091	5.829%, 7/1/2017*	13,573
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,345,826
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,862,675
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,870,241
	NiSource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,622,253
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,588,138
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,552,733
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026	1,322,541
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,913,024
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,373,192
3,190,000	3.950%, 3/15/2024	3,435,777
	Southern Company
2,560,000	3.250%, 7/1/2026	2,659,131
	Xcel Energy, Inc.
2,490,000	3.300%, 6/1/2025	2,626,298

	Total	77,804,063

	Total Long-Term Fixed Income (cost $1,245,225,689)	1,296,827,316

Shares	Preferred Stock (1.4%)
Consumer Staples (0.1%)
76,576	CHS, Inc., 7.100%[j]	2,228,362

	Total	2,228,362

Financials (1.3%)
102,122	Citigroup, Inc., 7.008%[h]	2,662,320
22,500	Cobank ACB, 6.250%[j]	2,321,719
31,925	Countrywide Capital V, 7.000%	832,923
90,500	Discover Financial Services, 6.500%[j]	2,392,820
78,590	GMAC Capital Trust I, 6.402%[h]	1,950,604
95,940	Goldman Sachs Group, Inc., 5.500%[j]	2,540,491
88,200	Morgan Stanley 7.125%[j]	2,616,894
101,500	Wells Fargo & Company, 5.850%[j]	2,800,385

	Total	18,118,156

	Total Preferred Stock (cost $19,317,283)	20,346,518

	Common Stock (<0.1%)
Energy (<0.1%)
1,346	Vantage Drilling International[k]	116,429

	Total	116,429

	Total Common Stock (cost $121,140)	116,429

	Collateral Held for Securities Loaned (2.7%)
38,614,774	Thrivent Cash Management Trust	38,614,774

	Total Collateral Held for Securities Loaned (cost $38,614,774)	38,614,774

Shares or Principal Amount	Short-Term Investments (7.3%)[l]
	Federal Agricultural Mortgage Corporation Discount Notes
10,700,000	0.270%, 7/8/2016	10,699,647
	Federal Home Loan Bank Discount Notes
3,000,000	0.340%, 7/12/2016	2,999,844
2,000,000	0.335%, 7/20/2016	1,999,820
7,900,000	0.300%, 7/29/2016[m]	7,898,957
3,600,000	0.305%, 8/3/2016	3,599,175
4,400,000	0.355%, 8/5/2016	4,398,931
	Thrivent Core Short-Term Reserve Fund
7,156,263	0.580%	71,562,630

The accompanying Notes to Financial Statements are an integral part of this schedule.

184

Income Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.3%)[l]	Value
	U.S. Treasury Notes
550,000	0.500%, 8/31/2016[n]	$550,182

	Total Short-Term Investments (cost $103,707,221)	103,709,186

	Total Investments (cost $1,456,265,339) 105.9%	$1,507,686,009

	Other Assets and Liabilities, Net (5.9%)	(83,510,735)

	Total Net Assets 100.0%	$1,424,175,274

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $217,027,638 or 15.2% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
g	All or a portion of the security is insured or guaranteed.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Portfolio as of June 30, 2016 was $6,287,154 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$3,200,241
CAM Mortgage, LLC, 7/15/2064	6/24/2015	1,115,553
Glitnir Banki HF, 1/21/2017	5/1/2008	50,000
Great River Energy, 7/1/2017	4/13/2009	13,091
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,560,675

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$37,442,090

Total lending	$37,442,090
Gross amount payable upon return of collateral for securities loaned	$38,614,774

Net amounts due to counterparty	$1,172,684

Definitions:

AMT	-	Subject to Alternative Minimum Tax
Rev.	-	Revenue
Ser.	-	Series

The accompanying Notes to Financial Statements are an integral part of this schedule.

185

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Basic Materials (<0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$393,782	4.250%, 6/30/2019	$376,062

	Total	376,062

Capital Goods (0.3%)
	Accudyne Industries, LLC, Term Loan
620,291	4.000%, 12/13/2019	555,161
	ADS Waste Holdings, Inc., Term Loan
1,162,416	3.750%, 10/9/2019	1,142,074
	Berry Plastics Group, Inc., Term Loan
933,638	3.500%, 2/8/2020	926,635

	Total	2,623,870

Communications Services (0.6%)
	Grande Communications Networks, LLC, Term Loan
936,079	4.500%, 5/29/2020	917,357
	Integra Telecom Holdings, Inc., Term Loan
1,176,423	5.250%, 8/14/2020	1,141,871
	LTS Buyer, LLC, Term Loan
669,300	4.000%, 4/13/2020	661,356
	NEP/NCP Holdco, Inc., Term Loan
933,902	4.250%, 1/22/2020	911,722
	TNS, Inc., Term Loan
650,603	5.000%, 2/14/2020	649,790
	Univision Communications, Inc., Term Loan
1,175,556	4.000%, 3/1/2020	1,167,997

	Total	5,450,093

Consumer Cyclical (0.7%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
613,955	4.250%, 8/13/2021	612,163
	Cengage Learning Acquisitions, Term Loan
460,000	5.250%, 6/7/2023	454,250
	Ceridian HCM Holding, Inc., Term Loan
646,467	4.500%, 9/15/2020	623,841
	Chrysler Group, LLC, Term Loan
549,507	3.500%, 5/24/2017	548,820
	Jack Ohio Finance, LLC, Term Loan
938,463	5.000%, 6/20/2019	892,478
	Mohegan Tribal Gaming Authority, Term Loan
1,327,336	5.500%, 6/15/2018	1,316,385
	Scientific Games International, Inc., Term Loan
1,209,000	6.000%, 10/18/2020	1,192,884
	Seminole Hard Rock Entertainment, Inc., Term Loan
470,450	3.500%, 5/14/2020	467,312

	Total	6,108,133

Consumer Non-Cyclical (0.3%)
	Albertson’s, LLC, Term Loan
590,000	4.750%, 6/22/2023[b,c]	588,377
	JBS USA, LLC, Term Loan
606,525	3.750%, 5/25/2018	605,512
	Supervalu, Inc., Term Loan
1,204,846	5.500%, 3/21/2019[b,c]	1,201,834

	Total	2,395,723

Energy (0.1%)
	Arch Coal, Inc., Term Loan
672,612	7.500%, 5/16/2018[d]	308,560
	Pacific Drilling SA, Term Loan
1,178,550	4.500%, 6/3/2018	359,458

	Total	668,018

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
317,377	7.000%, 5/22/2018	307,856
55,000	7.000%, 12/31/2019	53,213
	WaveDivision Holdings, LLC, Term Loan
931,225	4.000%, 10/15/2019	928,506

	Total	1,289,575

Technology (0.2%)
	First Data Corporation, Term Loan
1,238,561	4.452%, 3/24/2021	1,232,889

	Total	1,232,889

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,334,051	3.250%, 6/27/2020	1,314,667

	Total	1,314,667

Utilities (0.1%)
	Intergen NV, Term Loan
1,178,550	5.500%, 6/15/2020	1,048,910

	Total	1,048,910

	Total Bank Loans (cost $24,121,115)	22,507,940

	Long-Term Fixed Income (93.4%)
Asset-Backed Securities (13.7%)
	American Homes 4 Rent
3,182,177	1.446%, 6/17/2031[e,f]	3,144,159
	BA Credit Card Trust
4,800,000	0.822%, 6/15/2021[f]	4,796,522
	Bayview Opportunity Master Fund Trust
2,245,856	3.228%, 7/28/2034*,g	2,244,301
	Betony CLO, Ltd.
3,425,000	2.138%, 4/15/2027*,f	3,401,121
	Brazos Higher Education Authority, Inc.
2,557,046	1.462%, 2/25/2030[f]	2,536,804
	Capital One Multi-Asset Execution Trust
6,750,000	1.260%, 1/15/2020	6,771,448

The accompanying Notes to Financial Statements are an integral part of this schedule.

186

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Asset-Backed Securities (13.7%) - continued
	Chase Issuance Trust
$3,700,000	1.590%, 2/18/2020	$3,738,281
2,800,000	1.620%, 7/15/2020	2,831,057
3,000,000	0.852%, 5/17/2021[f]	3,000,863
	Chesapeake Funding II, LLC
4,000,000	1.880%, 6/15/2028[e]	4,010,642
	Chesapeake Funding, LLC
21,485	0.915%, 5/7/2024[e,f]	21,481
	Citibank Credit Card Issuance Trust
6,975,000	1.020%, 2/22/2019	6,982,264
	Commonbond Student Loan Trust
1,107,816	3.200%, 6/25/2032*	1,116,963
	CPS Auto Receivables Trust
2,782,091	2.070%, 11/15/2019[e]	2,782,356
	Credit Based Asset Servicing and Securitization, LLC
1,585,322	3.460%, 12/25/2036[g]	1,059,727
	Edlinc Student Loan Funding Trust
1,831,862	3.388%, 10/1/2025*,f	1,840,633
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036*,h	2
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025[e]	3,646,899
	GMAC Mortgage Corporation Loan Trust
465,361	0.939%, 8/25/2035[f,i]	437,588
826,446	5.750%, 10/25/2036[i]	789,023
1,678,780	0.626%, 12/25/2036[f,i]	1,488,513
	GoldenTree Loan Opportunities IX, Ltd.
3,750,000	2.148%, 10/29/2026*,f	3,738,002
	Impac CMB Trust
1,466,299	0.973%, 4/25/2035[f]	1,333,104
455,512	1.093%, 8/25/2035[f]	397,481
	Master Credit Card Trust
4,500,000	1.198%, 9/23/2019[e,f]	4,500,824
	MLCC Mortgage Investors, Inc.
416,883	1.113%, 8/25/2029[f]	412,456
	Mortgage Equity Conversion Asset Trust
4,381,572	1.070%, 1/25/2042*,f	3,724,337
4,433,201	1.170%, 2/25/2042*,f	3,768,220
	Motor plc
304,367	0.933%, 8/25/2021[e,f]	304,302
	NextGear Floorplan Master Owner Trust
3,000,000	1.920%, 10/15/2019*	2,987,328
	Northstar Education Finance, Inc.
2,650,139	1.153%, 12/26/2031[e,f]	2,542,743
	OneMain Financial Issuance Trust
2,000,000	4.100%, 3/20/2028[e]	2,062,193
	OZLM VIII, Ltd.
3,760,000	2.073%, 10/17/2026*,f	3,747,337
	Race Point IX CLO, Ltd.
1,500,000	2.138%, 4/15/2027*,f	1,490,470
	Renaissance Home Equity Loan Trust
3,380,514	5.608%, 5/25/2036[g]	2,129,720
1,185,470	5.285%, 1/25/2037[g]	614,695
	Selene Non-Performing Loans, LLC
718,964	2.981%, 5/25/2054*,g	714,027
	SLM Student Loan Trust
2,692,615	1.042%, 7/15/2022[e,f]	2,689,733
1,205,883	1.042%, 8/15/2022[e,f]	1,204,908
765,968	1.192%, 10/16/2023[e,f]	764,779
1,459,046	0.853%, 3/25/2025[f]	1,408,401
3,510,951	0.973%, 3/25/2026[f]	3,468,157
2,700,000	1.492%, 5/17/2027[e,f]	2,695,101
	SoFi Professional Loan Program, LLC
2,720,838	2.420%, 3/25/2030[e]	2,718,305
2,280,871	2.510%, 8/25/2033[e]	2,281,378
	Vericrest Opportunity Loan Transferee
2,318,514	3.500%, 6/26/2045[e,g]	2,302,122
1,537,674	4.250%, 2/26/2046[e]	1,537,355
2,750,000	3.750%, 6/25/2046[e,g]	2,750,000
760,336	3.375%, 10/26/2054[e]	755,763
	Wachovia Asset Securitization, Inc.
803,255	0.593%, 7/25/2037*,f,i	663,928

	Total	116,347,816

Basic Materials (0.5%)
	Albemarle Corporation
1,095,000	3.000%, 12/1/2019	1,109,812
	Georgia-Pacific, LLC
2,555,000	2.539%, 11/15/2019[e]	2,616,578
	Glencore Funding, LLC
1,000,000	1.693%, 4/16/2018[e,f,j]	960,000

	Total	4,686,390

Capital Goods (0.5%)
	Lockheed Martin Corporation
1,500,000	2.500%, 11/23/2020	1,547,800
	Roper Technologies, Inc.
867,000	1.850%, 11/15/2017	871,713
1,109,000	6.250%, 9/1/2019	1,249,179
	Textron, Inc.
400,000	3.875%, 3/1/2025	422,626

	Total	4,091,318

Collateralized Mortgage Obligations (10.9%)
	Alm Loan Funding CLO
3,760,000	2.063%, 10/17/2026*,f	3,736,059
	American Home Mortgage Assets Trust
2,494,678	1.357%, 11/25/2046[f]	1,162,856
	Apidos CLO XVIII
3,775,000	2.047%, 7/22/2026*,f	3,767,591
	Babson CLO, Ltd.
3,760,000	2.023%, 10/17/2026*,f	3,736,043
	BCAP, LLC Trust
2,067,433	0.633%, 3/25/2037[f]	1,733,222
	Bear Stearns Adjustable Rate Mortgage Trust
813,684	2.660%, 10/25/2035[f]	781,211
	Birchwood Park CLO, Ltd.
3,760,000	2.068%, 7/15/2026*,f	3,747,792
	BlueMountain CLO, Ltd.
3,760,000	2.108%, 10/15/2026*,f	3,757,154
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	1.934%, 7/20/2023*,f	3,735,921

The accompanying Notes to Financial Statements are an integral part of this schedule.

187

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Collateralized Mortgage Obligations (10.9%) - continued
$3,750,000	2.128%, 10/15/2026*,f	$3,744,268
	Cent CLO 16, LP
3,760,000	1.887%, 8/1/2024*,f	3,741,906
	Cent CLO 22, Ltd.
3,750,000	2.112%, 11/7/2026*,f	3,714,121
	Countrywide Alternative Loan Trust
501,940	5.500%, 11/25/2035	483,604
558,101	5.500%, 2/25/2036	494,875
1,041,581	6.000%, 1/25/2037	917,185
	Countrywide Home Loans, Inc.
1,491,750	2.720%, 3/20/2036	1,127,892
1,368,959	2.699%, 9/20/2036	998,152
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
2,730,332	1.207%, 4/25/2047[f]	2,303,904
	Dryden 34 Senior Loan Fund CLO
3,760,000	2.058%, 10/15/2026*,f	3,746,485
	HarborView Mortgage Loan Trust
1,415,051	2.631%, 6/19/2034	1,378,653
	J.P. Morgan Alternative Loan Trust
2,095,288	2.806%, 3/25/2036	1,743,421
	J.P. Morgan Mortgage Trust
333,943	2.708%, 10/25/2036	299,866
	Madison Park Funding XIV CLO, Ltd.
4,150,000	2.084%, 7/20/2026*,f	4,142,268
	Master Asset Securitization Trust
1,264,945	0.953%, 6/25/2036[f]	679,529
	Neuberger Berman CLO, Ltd.
3,000,000	2.107%, 8/4/2025*,f	2,991,973
	Octagon Investment Partners XX CLO, Ltd.
3,760,000	2.068%, 8/12/2026*,f	3,744,225
	Residential Accredit Loans, Inc. Trust
1,125,595	3.791%, 9/25/2035	921,723
	Sequoia Mortgage Trust
2,453,733	1.610%, 9/20/2034[f]	2,351,470
	Structured Adjustable Rate Mortgage Loan Trust
27,966	3.025%, 12/25/2034	27,142
	Symphony CLO VIII, Ltd.
3,594,490	1.729%, 1/9/2023*,f	3,586,556
	Voya CLO 3, Ltd.
3,760,000	2.058%, 7/25/2026*,f	3,743,880
	Wachovia Mortgage Loan Trust, LLC
902,797	3.040%, 5/20/2036	790,240
	WaMu Mortgage Pass Through Certificates
721,916	0.743%, 10/25/2045[f]	667,511
2,294,373	1.317%, 10/25/2046[f]	1,789,261
2,229,520	1.230%, 12/25/2046[f]	1,726,009
2,295,958	1.177%, 1/25/2047[f]	1,760,048
	Washington Mutual Mortgage Pass Through Certificates
1,764,822	1.357%, 9/25/2046[f]	1,158,471
2,976,039	1.187%, 2/25/2047[f]	2,088,154
	Wells Fargo Commercial Mortgage Trust
3,575,000	2.632%, 5/15/2048	3,699,832
	Wells Fargo Mortgage Backed Securities Trust
2,701,207	3.037%, 10/25/2034	2,691,954
1,410,209	5.500%, 8/25/2035	1,434,118
683,072	2.830%, 3/25/2036	643,773
926,081	2.855%, 3/25/2036	906,160

	Total	92,396,478

Commercial Mortgage-Backed Securities (4.8%)
	Bear Stearns Commercial Mortgage Securities Trust
3,720,000	5.568%, 10/12/2041	3,734,099
	Bear Stearns Commercial Mortgage Securities, Inc.
4,510,625	5.331%, 2/11/2044	4,592,161
	Citigroup Commercial Mortgage Trust
1,250,000	5.901%, 12/10/2049	1,286,662
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,286,191	5.322%, 12/11/2049	2,310,222
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.498%, 6/8/2030[e,f]	4,996,870
1,112,191	5.306%, 12/10/2046	1,117,374
	Credit Suisse First Boston Mortgage Securities
4,974,000	5.542%, 1/15/2049	5,034,175
	Federal National Mortgage Association
738,181	1.272%, 1/25/2017	738,317
	GS Mortgage Securities Trust
857,690	2.999%, 8/10/2044	857,761
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
4,070,338	5.429%, 12/12/2043	4,098,606
	JPMBB Commercial Mortgage Securities Trust
2,864,577	1.085%, 7/15/2045	2,862,589
	Morgan Stanley Capital, Inc.
2,997,881	5.406%, 3/15/2044	3,055,397
	SCG Trust
3,150,000	1.842%, 11/15/2026[e,f]	3,145,263
	WFRBS Commercial Mortgage Trust
3,057,386	1.406%, 9/15/2046	3,062,765

	Total	40,892,261

Communications Services (3.2%)
	America Movil SAB de CV
3,000,000	1.656%, 9/12/2016[f]	3,000,750
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,289,896
	American Tower Trust I
1,650,000	1.551%, 3/15/2018*	1,653,495
	AT&T, Inc.
1,125,000	1.750%, 1/15/2018	1,131,123
1,735,000	1.561%, 6/30/2020[f]	1,728,211
1,750,000	2.800%, 2/17/2021	1,795,570
	Charter Communications Operating, LLC
1,397,000	3.579%, 7/23/2020[e]	1,460,485
1,397,000	4.464%, 7/23/2022[e]	1,501,406
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	260,984

The accompanying Notes to Financial Statements are an integral part of this schedule.

188

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Communications Services (3.2%) - continued
	Moody’s Corporation
$1,250,000	2.750%, 7/15/2019	$1,289,144
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[e]	2,275,988
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[e]	1,385,725
	Verizon Communications, Inc.
1,650,000	2.183%, 9/15/2016[f]	1,654,236
1,000,000	1.057%, 6/9/2017[f]	1,000,527
2,580,000	1.426%, 6/17/2019[f]	2,593,055
1,825,000	3.000%, 11/1/2021	1,916,934

	Total	26,937,529

Consumer Cyclical (1.7%)
	BMW US Capital, LLC
1,600,000	1.500%, 4/11/2019[e]	1,611,461
	CVS Health Corporation
1,065,000	2.250%, 8/12/2019	1,093,732
	Daimler Finance North America, LLC
2,500,000	1.347%, 8/3/2017[e,f]	2,501,710
	eBay, Inc.
775,000	2.500%, 3/9/2018	789,144
	Home Depot, Inc.
825,000	1.023%, 9/15/2017[f]	828,133
2,100,000	4.400%, 4/1/2021	2,367,664
	Newell Rubbermaid, Inc.
1,250,000	3.150%, 4/1/2021	1,302,227
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	286,937
	Walgreens Boots Alliance, Inc.
980,000	1.750%, 5/30/2018	987,656
980,000	2.600%, 6/1/2021	998,283
	Yale University
1,550,000	2.086%, 4/15/2019	1,600,714

	Total	14,367,661

Consumer Non-Cyclical (6.3%)
	Actavis Funding SCS
2,435,000	1.911%, 3/12/2020[f]	2,442,434
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	523,714
	Amgen, Inc.
1,675,000	2.125%, 5/1/2020	1,701,452
	Anheuser-Busch InBev Finance, Inc.
2,290,000	1.897%, 2/1/2021[f]	2,359,442
	BAT International Finance plc
2,335,000	1.163%, 6/15/2018[e,f]	2,330,540
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[e]	1,277,794
	Boston Scientific Corporation
2,045,000	6.000%, 1/15/2020	2,327,987
	Bunge Limited Finance Corporation
1,135,000	3.500%, 11/24/2020	1,189,727
	Cardinal Health, Inc.
1,275,000	1.950%, 6/15/2018	1,289,777
	Celgene Corporation
1,270,000	3.550%, 8/15/2022	1,330,546
	Church & Dwight Company, Inc.
1,440,000	2.450%, 12/15/2019	1,464,500
	EMD Finance, LLC
2,470,000	1.006%, 3/17/2017[e,f]	2,468,545
	Express Scripts Holding Company
1,200,000	3.900%, 2/15/2022	1,286,011
	Forest Laboratories, Inc.
2,750,000	4.375%, 2/1/2019[e]	2,900,543
	Gilead Sciences, Inc.
1,300,000	2.550%, 9/1/2020	1,350,816
1,300,000	3.250%, 9/1/2022	1,384,367
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,655,322
	Imperial Tobacco Finance plc
1,750,000	3.750%, 7/21/2022[e]	1,846,770
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[e]	2,538,660
	Laboratory Corporation of America Holdings
1,705,000	2.625%, 2/1/2020	1,741,470
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,201,382
	Merck & Company, Inc.
1,825,000	1.005%, 2/10/2020[f]	1,825,670
	Mondelez International, Inc.
1,858,000	1.157%, 2/1/2019[f]	1,854,996
	Mylan NV
1,250,000	2.500%, 6/7/2019[e]	1,266,597
1,580,000	3.750%, 12/15/2020[e]	1,647,272
950,000	3.150%, 6/15/2021[e]	963,631
	Reynolds American, Inc.
549,000	3.250%, 6/12/2020	580,338
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[e]	2,516,545
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,673,627
3,650,000	2.100%, 7/30/2020	3,755,923

	Total	53,696,398

Energy (3.4%)
	Anadarko Petroleum Corporation
965,000	4.850%, 3/15/2021[j]	1,023,492
	BP Capital Markets plc
1,600,000	1.676%, 5/3/2019	1,612,834
	Cameron International Corporation
1,575,000	1.400%, 6/15/2017	1,575,743
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,035,046
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,581,043
	Ecopetrol SA
400,000	5.875%, 9/18/2023	412,000
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,173,737
	Enbridge, Inc.
1,700,000	1.136%, 6/2/2017[f,j]	1,670,284
	Exxon Mobil Corporation
2,100,000	1.708%, 3/1/2019	2,134,119
1,785,000	1.050%, 3/6/2022[f]	1,735,236
	Marathon Petroleum Corporation
1,500,000	3.400%, 12/15/2020	1,550,631

The accompanying Notes to Financial Statements are an integral part of this schedule.

189

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Energy (3.4%) - continued
	Occidental Petroleum Corporation
$1,075,000	2.600%, 4/15/2022	$1,101,542
	Petroleos Mexicanos
940,000	5.500%, 2/4/2019[e]	987,940
1,966,500	2.378%, 4/15/2025	2,029,847
	Pioneer Natural Resources Company
1,114,000	3.450%, 1/15/2021	1,150,292
	Schlumberger Holdings Corporation
1,500,000	3.000%, 12/21/2020[e]	1,564,434
	Shell International Finance BV
1,735,000	1.080%, 5/11/2020[f]	1,712,230
	Sunoco Logistics Partners Operations, LP
1,860,000	4.400%, 4/1/2021	1,960,070
	Transcontinental Gas Pipe Line Company, LLC
725,000	7.850%, 2/1/2026[e]	902,264

	Total	28,912,784

Financials (19.0%)
	ABN AMRO Bank NV
2,040,000	2.450%, 6/4/2020[e]	2,086,059
	Aetna, Inc.
2,200,000	1.900%, 6/7/2019	2,228,578
	Aflac, Inc.
2,100,000	2.400%, 3/16/2020	2,163,584
	American Express Credit Corporation
2,580,000	1.197%, 3/18/2019[f]	2,567,918
850,000	1.706%, 9/14/2020[f]	852,604
	American International Group, Inc.
1,430,000	3.300%, 3/1/2021	1,477,340
	Ares Capital Corporation
1,400,000	4.875%, 11/30/2018	1,464,816
	Aviation Capital Group Corporation
1,350,000	3.875%, 9/27/2016[e]	1,351,930
	Bank of America Corporation
1,800,000	1.700%, 8/25/2017	1,806,737
2,000,000	1.717%, 3/22/2018[f]	2,010,466
2,200,000	1.495%, 4/1/2019[f]	2,195,244
1,100,000	4.000%, 1/22/2025	1,121,242
1,100,000	6.100%, 12/29/2049[k]	1,116,500
	Bank of America NA
2,000,000	5.300%, 3/15/2017	2,053,934
	Bank of New York Mellon Corporation
675,000	4.500%, 12/31/2049[k]	648,216
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,445,000	2.850%, 9/8/2021[e]	1,488,651
	BB&T Corporation
1,520,000	1.343%, 1/15/2020[f]	1,508,146
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,656,100
	Caisse Centrale Desjardins du Quebec
2,155,000	1.303%, 1/29/2018[e,f]	2,149,235
	Citigroup, Inc.
1,840,000	1.401%, 4/8/2019[f]	1,833,050
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,381,429
	CoBank ACB
1,965,000	1.253%, 6/15/2022[f]	1,827,542
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,600,000	2.500%, 1/19/2021	1,640,026
	Credit Agricole SA
1,650,000	1.428%, 4/15/2019[e,f]	1,644,303
1,800,000	1.628%, 6/10/2020[e,f]	1,793,326
1,050,000	8.125%, 12/29/2049[e,j,k]	1,042,822
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[e]	1,568,250
990,000	7.500%, 12/11/2049[e,k]	994,950
	Discover Bank
1,850,000	8.700%, 11/18/2019	2,178,399
	Discover Financial Services
2,750,000	2.600%, 11/13/2018	2,791,368
	DRB Prime Student Loan Trust
2,230,420	2.353%, 10/27/2031*,f	2,234,488
	Fifth Third Bancorp
1,440,000	2.875%, 10/1/2021	1,487,359
	Goldman Sachs Capital II
1,039,000	4.000%, 12/29/2049[f,k]	778,128
	Goldman Sachs Group, Inc.
1,915,000	1.726%, 11/15/2018[f]	1,919,673
2,160,000	1.798%, 4/23/2020[f]	2,153,710
1,375,000	2.274%, 11/29/2023[f]	1,372,062
	HCP, Inc.
1,330,000	4.000%, 12/1/2022	1,380,809
	Hospitality Properties Trust
1,750,000	4.250%, 2/15/2021	1,823,665
	HSBC USA, Inc.
1,905,000	0.942%, 6/23/2017[f]	1,899,476
	Huntington Bancshares, Inc.
1,600,000	3.150%, 3/14/2021	1,657,469
	ING Bank NV
2,750,000	1.598%, 8/17/2020[e,f]	2,728,547
	ING Capital Funding Trust III
1,000,000	4.231%, 12/29/2049[f,k]	971,250
	ING Groep NV
1,650,000	6.000%, 12/31/2045[j,k]	1,551,000
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[e]	1,373,246
	J.P. Morgan Chase & Company
4,000,000	1.538%, 1/25/2018[f]	4,019,436
1,750,000	2.250%, 1/23/2020	1,774,068
1,750,000	3.875%, 9/10/2024	1,811,840
1,450,000	7.900%, 4/29/2049[k]	1,479,000
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,040,532
	KeyBank NA
2,750,000	1.193%, 6/1/2018[f]	2,744,464
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	786,394
	Lloyds Bank plc
2,475,000	1.175%, 3/16/2018[f]	2,461,655
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025[e]	351,840
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[e]	3,396,760
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[e]	898,213

The accompanying Notes to Financial Statements are an integral part of this schedule.

190

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Financials (19.0%) - continued
	Morgan Stanley
$2,155,000	1.774%, 1/27/2020[f]	$2,163,318
1,750,000	5.000%, 11/24/2025	1,915,884
1,000,000	5.450%, 12/29/2049[k]	960,000
1,100,000	5.550%, 12/29/2049[j,k]	1,089,660
	New York Life Global Funding
600,000	1.550%, 11/2/2018[e]	605,570
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[e]	1,378,563
	Prudential Financial, Inc.
1,430,000	2.350%, 8/15/2019	1,456,649
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,512,475
	Regions Financial Corporation
1,200,000	3.200%, 2/8/2021	1,235,158
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[e]	1,774,346
	Santander UK plc
975,000	3.125%, 1/8/2021	977,120
	Simon Property Group, LP
1,635,000	2.500%, 9/1/2020	1,691,017
1,600,000	2.500%, 7/15/2021	1,648,434
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[e]	2,501,752
	SLM Corporation
700,000	4.625%, 9/25/2017	705,250
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[e]	2,029,374
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[e,j]	1,187,739
	State Street Corporation
2,499,000	1.526%, 8/18/2020[f]	2,508,121
	Sumitomo Mitsui Banking Corporation
2,555,000	1.213%, 1/16/2018[f]	2,549,550
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[e]	1,927,377
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	802,420
	Svensk Exportkredit AB
3,500,000	0.938%, 1/23/2017[f]	3,503,010
	Svenska Handelsbanken AB
750,000	1.146%, 6/17/2019[f]	744,950
	Swedbank AB
1,750,000	1.750%, 3/12/2018[e]	1,760,167
	Synchrony Financial
1,440,000	1.867%, 2/3/2020[f]	1,394,955
1,520,000	3.750%, 8/15/2021	1,574,624
	Toronto-Dominion Bank
1,500,000	1.586%, 12/14/2020[f]	1,508,420
	UBS AG
2,750,000	1.340%, 3/26/2018[f]	2,752,362
	USB Group Funding Jersey, Ltd.
2,250,000	2.080%, 9/24/2020[e,f]	2,251,213
	USB Realty Corporation
1,495,000	1.775%, 12/29/2049[e,f,k]	1,194,131
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,528,072
500,000	5.650%, 5/15/2053	471,250
	Wells Fargo & Company
2,155,000	1.318%, 1/30/2020[f]	2,141,680
925,000	3.450%, 2/13/2023	957,123
1,100,000	4.100%, 6/3/2026	1,176,572
1,100,000	5.875%, 12/31/2049[k]	1,172,875
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[e,j]	2,506,967
	XLIT, Ltd.
1,100,000	4.450%, 3/31/2025	1,110,040

	Total	161,106,037

Foreign Government (0.9%)
	Costa Rica Government International Bond
1,650,000	4.250%, 1/26/2023[e]	1,571,625
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,162,414
	Kommunalbanken AS
3,500,000	1.500%, 10/22/2019[e]	3,539,739
	Poland Government International Bond
125,000	4.000%, 1/22/2024	135,000

	Total	7,408,778

Mortgage-Backed Securities (3.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,150,000	3.000%, 7/1/2031[c]	7,500,517
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
500,549	6.500%, 9/1/2037	587,894
7,200,000	4.000%, 7/1/2046[c]	7,706,250
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,445,344	2.250%, 6/25/2025	2,496,469
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
601,818	5.464%, 9/1/2037[f]	634,649
419,214	5.196%, 10/1/2037[f]	419,254
2,902,794	2.066%, 1/1/2043[f]	2,983,738
5,545,438	1.735%, 7/1/2043[f]	5,639,701

	Total	27,968,472

Technology (2.2%)
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,433,369
	Apple, Inc.
3,050,000	0.934%, 5/6/2019[f]	3,045,760
1,735,000	0.927%, 5/6/2020[f]	1,717,452
	Automatic Data Processing, Inc.
1,000,000	2.250%, 9/15/2020	1,038,972
	Cisco Systems, Inc.
1,300,000	1.254%, 2/21/2018[f]	1,308,048
2,335,000	1.173%, 3/1/2019[f]	2,343,383
	Diamond 1 Finance Corporation
985,000	3.480%, 6/1/2019[e]	1,009,044

The accompanying Notes to Financial Statements are an integral part of this schedule.

191

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (93.4%)	Value
Technology (2.2%) - continued
	Hewlett Packard Enterprise Company
$2,800,000	2.559%, 10/5/2018[e,f]	$2,838,595
	Intel Corporation
905,000	3.100%, 7/29/2022	969,011
	Oracle Corporation
1,675,000	2.500%, 5/15/2022	1,711,503
	Texas Instruments, Inc.
1,300,000	1.750%, 5/1/2020	1,319,768

	Total	18,734,905

Transportation (2.0%)
	Air Canada Pass Through Trust
1,445,388	3.875%, 3/15/2023[e]	1,355,051
	American Airlines Pass Through Trust
1,294,201	5.600%, 7/15/2020[e]	1,333,027
1,260,235	4.950%, 1/15/2023	1,370,506
999,088	3.700%, 5/1/2023	979,106
	British Airways plc
1,369,734	4.625%, 6/20/2024[e]	1,445,755
	Continental Airlines, Inc.
2,770,118	4.150%, 4/11/2024	2,929,399
	Delta Air Lines, Inc.
695,604	4.750%, 5/7/2020	737,340
	ERAC USA Finance, LLC
1,600,000	2.600%, 12/1/2021[e]	1,626,074
	J.B. Hunt Transport Services, Inc.
1,450,000	3.300%, 8/15/2022	1,513,055
	TTX Company
2,000,000	2.250%, 2/1/2019[e]	2,033,866
800,000	4.125%, 10/1/2023*	861,289
	Virgin Australia Holdings, Ltd.
1,240,300	5.000%, 10/23/2023[e]	1,280,734

	Total	17,465,202

U.S. Government and Agencies (18.3%)
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	506,134
	Federal National Mortgage Association
7,500,000	1.250%, 5/6/2021	7,528,110
	NCUA Guaranteed Notes
201,732	2.900%, 10/29/2020	201,823
1,375,009	0.795%, 12/7/2020[f]	1,371,874
	U.S. Treasury Bonds
8,000,000	5.375%, 2/15/2031	11,865,312
2,200,000	3.000%, 5/15/2042	2,541,172
8,300,000	3.625%, 2/15/2044	10,701,813
	U.S. Treasury Bonds, TIPS
19,397,670	0.125%, 4/15/2019	19,807,601
7,676,698	0.625%, 1/15/2026	8,083,823
	U.S. Treasury Notes
5,000,000	1.250%, 12/15/2018	5,072,265
12,350,000	1.500%, 10/31/2019	12,637,520
49,070,000	1.875%, 6/30/2020	50,948,449
13,150,000	2.125%, 6/30/2022	13,865,031
2,565,000	1.625%, 8/15/2022	2,630,328
	U.S. Treasury Notes, TIPS
7,073,430	0.125%, 1/15/2023	7,167,188

	Total	154,928,443

Utilities (2.7%)
	Ameren Corporation
1,175,000	2.700%, 11/15/2020	1,210,128
	Berkshire Hathaway Energy Company
1,550,000	2.400%, 2/1/2020	1,592,106
	DTE Energy Company
730,000	2.400%, 12/1/2019	745,375
	Electricite de France SA
1,500,000	5.250%, 12/29/2049[e,k]	1,439,850
	Eversource Energy
1,560,000	1.600%, 1/15/2018	1,569,368
1,250,000	1.450%, 5/1/2018	1,251,743
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,702,087
	Exelon Generation Company, LLC
1,385,000	2.950%, 1/15/2020	1,424,698
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,127,000
	NextEra Energy Capital Holdings, Inc.
950,000	2.300%, 4/1/2019	968,417
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	265,175
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,529,418
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,612,310
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,445,072
1,765,000	2.400%, 3/15/2020	1,801,724
	Southern California Edison Company
1,040,000	2.400%, 2/1/2022	1,078,152

	Total	22,762,623

	Total Long-Term Fixed Income (cost $791,903,415)	792,703,095

Shares	Preferred Stock (0.4%)
Financials (0.3%)
66,000	Citigroup, Inc., 7.008%[f]	1,720,620
8,125	Farm Credit Bank of Texas, 6.750%[k]	845,762

	Total	2,566,382

Utilities (0.1%)
36,000	Southern California Edison Company Trust IV, 5.375%[k]	1,003,320

	Total	1,003,320

	Total Preferred Stock (cost $3,534,100)	3,569,702

The accompanying Notes to Financial Statements are an integral part of this schedule.

192

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
816	Vantage Drilling International[l]	$70,584

	Total	70,584

	Total Common Stock (cost $73,440)	70,584

	Collateral Held for Securities Loaned (1.2%)
10,266,465	Thrivent Cash Management Trust	10,266,465

	Total Collateral Held for Securities Loaned (cost $10,266,465)	10,266,465

Shares or Principal Amount	Short-Term Investments (4.9%)[m]
	Federal Home Loan Bank Discount Notes
3,500,000	0.340%, 7/20/2016	3,499,685
	Federal National Mortgage Association Discount Notes
1,000,000	0.400%, 7/25/2016[n]	999,887
	Thrivent Core Short-Term Reserve Fund
3,716,756	0.580%	37,167,556

	Total Short-Term Investments (cost $41,666,661)	41,667,128

	Total Investments (cost $871,565,196) 102.6%	$870,784,914

	Other Assets and Liabilities, Net (2.6%)	(21,845,738)

	Total Net Assets 100.0%	$848,939,176

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2016, the value of these investments was $149,840,755 or 17.7% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2016.
h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is insured or guaranteed.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of June 30, 2016 was $89,822,183 or 10.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,563
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	2,243,610
Betony CLO, Ltd., 4/15/2027	2/25/2015	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,202
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,760,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,750,000
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	1,107,535
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	2,230,420
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,844,949

The accompanying Notes to Financial Statements are an integral part of this schedule.

193

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2016

(unaudited)

Security	Acquisition Date	Cost
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	$214,738
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	3,746,250
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	4,145,020
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,433,200
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,381,572
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	3,000,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	2,999,466
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,500,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	718,964
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	3,594,490
TTX Company, 10/1/2023	9/19/2013	799,992
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	803,255

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of June 30, 2016:

Securities Lending Transactions

Taxable Debt Security	$9,942,138

Total lending	$9,942,138
Gross amount payable upon return of collateral for securities loaned	$10,266,465

Net amounts due to counterparty	$324,327

Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

194

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 26, 2016		THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 26, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: August 26, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer